      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2019.

                                                            FILE NOS. 333-185837
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 7                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                      175 WATER STREET, NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable
Separate Account of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
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                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- -----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Choice II/Polaris Choice III Variable
                                                                                    Annuity; Purchasing a Polaris Choice
                                                                                    II/Polaris Choice III Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Choice II/Polaris Choice III
                                                                                    Variable Annuity; Purchasing a Polaris
                                                                                    Choice II/Polaris Choice III Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Choice II/Polaris
                                                                                    Choice III Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- -----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Choice II/Polaris Choice III
                                                     Variable Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Choice II/Polaris
                                                     Choice III Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [POLARIS CHOICE II LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.



This contract is no longer available for purchase by new contract Owners.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




UNDERLYING FUNDS:                                         MANAGED BY:
  American Funds Global Growth(1)                         Capital Research and Management Company
  American Funds Growth(1)                                Capital Research and Management Company
  American Funds Growth-Income(1)                         Capital Research and Management Company
  Columbia VP-Income Opportunities Fund                   Columbia Management Investment Advisers, LLC
  Columbia VP-Large Cap Growth Fund                       Columbia Management Investment Advisers, LLC
  Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC
  SA AB Growth Portfolio2                                 AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                   AllianceBernstein L.P.
  SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC(3)
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                       MANAGED BY:
  SA JPMorgan Diversified Balanced Portfolio            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                 J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio(4)         Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        Oppenheimer Funds, Inc.
  SA PGI Asset Allocation Portfolio(5)                  Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Templeton Foreign Value Portfolio                  Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA Wellington Real Return Portfolio                   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated



1 These Underlying Funds are not available for investment if you purchased your contract before September 30, 2002.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.



3 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

4 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

5 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.


                                       2

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   7
   Maximum Owner Transaction Expenses...........................   7
   Transfer Fee.................................................   7
   Separate Account Annual Expenses.............................   7
   Additional Optional Feature Fees.............................   7
      Optional MarketLock Fee...................................   7
      Optional MarketLock For Two Fee...........................   7
      Optional Polaris Income Rewards Fee.......................   7
      Optional Capital Protector Fee............................   7
      Optional Income Protector Fee.............................   7
   Total Annual Portfolio Operating Expenses....................   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   9
THE POLARIS CHOICEII VARIABLE ANNUITY...........................  10
PURCHASING A POLARIS CHOICEII VARIABLE ANNUITY..................  10
   Allocation of Purchase Payments..............................  11
   Accumulation Units...........................................  12
   Free Look....................................................  13
   Exchange Offers..............................................  13
   Important Information for Military Servicemembers............  13
INVESTMENT OPTIONS..............................................  13
   Variable Portfolios..........................................  13
   Trusts.......................................................  14
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  14
      American Funds Insurance Series(R)........................  14
      Columbia Funds Variable Insurance Trust I.................  14
      Columbia Funds Variable Series Trust II...................  14
      Lord Abbett Series Fund, Inc..............................  14
      Anchor Series Trust.......................................  15
      Seasons Series Trust......................................  15
      SunAmerica Series Trust...................................  15
   Substitution, Addition or Deletion of Variable Portfolios....  17
   Fixed Accounts...............................................  17
   Dollar Cost Averaging Fixed Accounts.........................  18
   Dollar Cost Averaging Program................................  18
   Automatic Asset Rebalancing Program..........................  19
   Transfers During the Accumulation Phase......................  19
   Short-Term Trading Policies..................................  20
   Transfers During the Income Phase............................  22
   Return Plus Program..........................................  22
   Voting Rights................................................  22
ACCESS TO YOUR MONEY............................................  22
   Penalty-Free Withdrawal Amount...............................  23
   Systematic Withdrawal Program................................  25
   Nursing Home Waiver..........................................  25
OPTIONAL LIVING BENEFITS........................................  26
   Marketlock and Marketlock For Two............................  26
   Polaris Income Rewards.......................................  32
   Capital Protector............................................  35
   Income Protector.............................................  36
MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION
  PARAMETERS....................................................  37
DEATH BENEFITS..................................................  38
   Beneficiary Continuation Programs............................  39
   Death Benefit Defined Terms..................................  40
   Standard Death Benefit.......................................  40
   Optional Enhanced Death Benefits.............................  40
   Optional EstatePlus Benefit..................................  41
   Spousal Continuation.........................................  42
EXPENSES........................................................  43
   Separate Account Charges.....................................  43
   Withdrawal Charges...........................................  43
   Underlying Fund Expenses.....................................  44
   Contract Maintenance Fee.....................................  44
   Transfer Fee.................................................  44
   Optional Living Benefit Fees.................................  44
   Optional Death Benefit Fees..................................  44
   Premium Tax..................................................  44
   Income Taxes.................................................  44
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  45
ANNUITY INCOME OPTIONS..........................................  46
   The Income Phase.............................................  46
   Annuity Income Options.......................................  47
   Fixed or Variable Annuity Income Payments....................  47
   Annuity Income Payments......................................  48
   Deferment of Payments........................................  48
TAXES...........................................................  48
   Annuity Contracts in General.................................  48
   Tax Treatment of Purchase Payments...........................  49
   Tax Treatment of Distributions...............................  49
   Required Minimum Distributions...............................  51
   Tax Treatment of Death Benefits..............................  51
   Tax Treatment of Optional Living Benefits....................  52
   Contracts Owned by a Trust or Corporation....................  52
   Withholding..................................................  52
   Gifts, Pledges and/or Assignments of a Contract..............  53
   Diversification and Investor Control.........................  53
   Our Taxes....................................................  53
OTHER INFORMATION...............................................  53
   The Distributor..............................................  53
   The Company..................................................  54
   The Separate Account.........................................  54
   The General Account..........................................  55
   Guarantee of Insurance Obligations...........................  55
   Financial Statements.........................................  55
   Administration...............................................  56
   Legal Proceedings............................................  56
   Registration Statements......................................  57
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  57
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... C-1
APPENDIX D - MARKET VALUE ADJUSTMENT ("MVA").................... D-1
APPENDIX E - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. E-1



                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange.


OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



PURCHASE PAYMENTS LIMIT - $1,500,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris ChoiceII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for three complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICEII VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 7%

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $35

SEPARATE ACCOUNT ANNUAL EXPENSES4
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fees.................... 1.37%
  Distribution Expense Fee........................... 0.15%
  Optional Enhanced Death Benefit Fee(5)............. 0.20%
  Optional EstatePlus Fee(6)......................... 0.25%
                                                      ----
     Maximum Separate Account Annual Expenses........ 1.97%
                                                      ====

ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.65%


OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(7)


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT     ANNUALIZED FEE
---------------------------------------------- ---------------
  Prior to Any Withdrawal.....................      0.40%
  After the First Withdrawal..................      0.80%

OPTIONAL POLARIS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base)(8)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.65%
  8-10..........      0.45%
  11+...........      none

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(9)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-5...........      0.65%
  6-10..........      0.45%
  11+...........      none

OPTIONAL INCOME PROTECTOR FEE
(calculated as a percentage of your Income Benefit Base)(10)


ALL CONTRACT YEARS........ 0.10%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2019)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(11)   MAXIMUM(11)
-------------------------------------------- ------------- ------------
(expenses that are deducted from
Underlying Fund assets, including
management fees, 12b-1 fees, if
applicable, and other expenses).............    0.53%         1.52%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 3 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3   4+
                          7%   6%   5%   0%


     Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you do not elect the optional Enhanced Death Benefit and the EstatePlus feature, your total separate account annual expenses would be 1.52%.

                                       7

 6 EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected. If you do not elect the EstatePlus feature and you elect the optional enhanced death benefit, your separate account annual expenses would be 1.72%. This feature is not available on contracts issued in Washington.

 7 MarketLock and MarketLock for Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 8 Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit.
   The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 9 Capital Protector is an optional guaranteed minimum accumulation benefit.
   The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued prior to May 3, 2004, the fee is as follows: 0.55% for Years 0-5, 0.35% for Years 6-10 (0.55% for Years 0-7, 0.20% for Years 8-10 in
   Washington and Oregon), no fee for Years 11+. For contracts issued in Washington or Oregon after May 3, 2004, the fee is as follows: 0.65% for Years 0-7, 0.30% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 10 Income Protector is optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see Optional Living Benefits below.


 11 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.10% of its fee and the fee is 1.42% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.42%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended December 31, 2018.



                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.

EXAMPLE ASSUMPTIONS
The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.



MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.97% (including the optional Enhanced Death Benefit and the optional EstatePlus feature), the optional MarketLock For Two feature (0.80%) and investment in an Underlying Fund with total expenses of 1.52%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
===========   =========   =========   =========
  $1,126      $1,806      $2,198      $4,480
========      ======      ======      ======


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
========   =========   =========   =========
  $426     $1,306      $2,198      $4,480
======     ======      ======      ======


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)

(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
========   =========   =========   =========
  $913     $1,158      $1,129      $2,431
======     ======      ======      ======

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
========   =========   =========   =========
  $213     $658        $1,129      $2,431
======     ====        ======      ======

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. If you elected other optional features, your expenses would be lower than those shown in these Maximum Expense Examples. The Maximum Expense Examples assume that the MAV Benefit Base, which is used to calculate the MarketLock For Two fee, includes the higher fee which is applied after the first withdrawal is taken during the stated period.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


4. * The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.10% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       9

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                     THE POLARIS CHOICEII VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                         PURCHASING A POLARIS CHOICEII

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

                                       10



     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                            MINIMUM
                              MINIMUM         MINIMUM      AUTOMATIC
                              INITIAL       SUBSEQUENT     SUBSEQUENT
                              PURCHASE       PURCHASE       PURCHASE
                            PAYMENT (1)       PAYMENT       PAYMENT
       Qualified(2)        $ 2,000         $250           $100
     Non-Qualified(2)      $10,000         $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.


WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.


     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


Regular Mail:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330



                                       11



Express Delivery:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments , if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.

ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


                                       12



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


    ASSET ALLOCATION     BOND     STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.


                                       13




You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").


     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 1 SHARES

     Columbia Management Investment Advisers, LLC is the investment advisor and various managers are the subadvisors to Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain


                                       14



     conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND SA
            VCP DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND

            STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       15

ASSET ALLOCATION



UNDERLYING FUNDS:                              MANAGED BY:                                  TRUST
--------------------------------------------   ------------------------------------------   ------
 SA JPMorgan Diversified Balanced Portfolio    J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio*                Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio             Principal Global Investors, LLC              AST


BOND


UNDERLYING FUNDS:                                       MANAGED BY:                                                  TRUST
-----------------------------------------------------   ----------------------------------------------------------   ------
 Columbia VP-Income Opportunities Fund                  Columbia Management Investment Advisers, LLC                 CFT I
 SA DFA Ultra Short Bond Portfolio                      Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                  Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                 Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                    J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                        Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio    Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                    Wellington Management Company LLP                            SST

STOCK



UNDERLYING FUNDS:                                         MANAGED BY:                                      TRUST
-------------------------------------------------------   ----------------------------------------------   ------
 American Funds Global Growth                             Capital Research and Management Company          AFIS
 American Funds Growth                                    Capital Research and Management Company          AFIS
 American Funds Growth-Income                             Capital Research and Management Company          AFIS
 Columbia VP-Large Cap Growth Fund                        Columbia Management Investment Advisers, LLC     CFT I
 Invesco V.I. American Franchise Fund*                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund*                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                      Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                  Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                   AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                    AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                         Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio*                        SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio    FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                Franklin Mutual Advisers, LLC                    SAST
 SA Invesco Growth Opportunities Portfolio                Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                        Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio               Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                        Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio*          Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio       Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio           Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio      Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated            SAST


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS:                       MANAGED BY:                                                     TRUST
-------------------------------------   -------------------------------------------------------------   ------
 SA VCP Dynamic Allocation Portfolio    SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST
 SA VCP Dynamic Strategy Portfolio      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

ALL OF THE UNDERLYING FUNDS LISTED ABOVE MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.

* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.






EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see APPENDIX E - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.



                                       16



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       17




If your contract offered Fixed Accounts subject to a market value adjustment, please see Appendix D -Market Value Adjustment ("MVA") in this prospectus for additional information.



DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the


                                       18



target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer


                                       19



exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:


  TRADING POLICY BEFORE CHANGE       TRADING POLICY AFTER CHANGE
      5th transfer in a 6-Month       15th transfer in 12-Month
     Rolling Period triggers the     Rolling Period triggers the
    U.S. Mail method of Transfer    U.S. Mail method of Transfer.


STANDARD U.S. MAIL POLICY


Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


                                       20



ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such


                                       21



           Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  100         $500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the


                                       22



past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.

To determine your penalty-free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."


Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:


     o Penalty-free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and


     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


If you elected an optional living benefit that offers Maximum Annual Withdrawal Amounts, below describes your annual penalty-free withdrawal amount:



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    Your penalty-free earnings; or

     (2) If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal amount allowed under the living benefit you elected.


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your annual penalty-free withdrawal amount.



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and if you withdraw an amount that is under the 10% penalty-free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income



                                       23




payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.



Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.


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Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.


If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

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                            OPTIONAL LIVING BENEFITS
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Only one living benefit feature can be elected. None of the living benefit features described below can currently be elected.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 2nd contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit and any current payment plan has been terminated.


MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.


WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, PENALTY-FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


MARKETLOCK

For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) that can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the annual withdrawal amount is guaranteed to last for life.

MARKETLOCK SUMMARY TABLE:



                                 MAXIMUM          INITIAL           MAXIMUM
                                 ANNUAL           MINIMUM           ANNUAL
                               WITHDRAWAL        WITHDRAWAL       WITHDRAWAL
                               PERCENTAGE*      PERIOD PRIOR     PERCENTAGE IF
       TIME OF FIRST          PRIOR TO ANY         TO ANY        EXTENSION IS
        WITHDRAWAL              EXTENSION        EXTENSION          ELECTED
 Before 5th Benefit               5%             20 years             5%
   Year anniversary
 On or after 5th Benefit          7%            14.28 years           7%
   Year anniversary
 On or after 10th                 10%            10 years             7%
   Benefit Year
   anniversary
 On or after 20th                 10%            10 years            10%
   Benefit Year
   anniversary
 On or after the older            5%            Life of the           5%
   contract Owner's                           older contract
   65th birthday**                                 Owner


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


MARKETLOCK FOR TWO SUMMARY TABLE:


                                                     MAXIMUM ANNUAL
            AGE OF THE YOUNGER SPOUSE                  WITHDRAWAL
           AT TIME OF FIRST WITHDRAWAL                PERCENTAGE*
      At least age 55 but prior to 63rd birthday          4%
      At least age 63 but prior to 76th birthday          5%
             On or after 76th birthday                    6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is


                                       26



    greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" below.


How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions, if applicable; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older Owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


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What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The entire fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.


What are the effects of withdrawals on MarketLock and MarketLock For Two?


MARKETLOCK

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older Owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older Owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or MAV Benefit Base Step-Up Anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "How are the components for MarketLock and MarketLock For Two calculated?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;


                                       28



            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawal),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

MARKETLOCK FOR TWO

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock and MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if my contract value is reduced to zero?


MARKETLOCK

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal


                                       29



          Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract Owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.


MARKETLOCK FOR TWO

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal; no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.


What happens to MarketLock and MarketLock For Two upon a spousal continuation?


MARKETLOCK

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older Owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older Owner's life.

If the contract Owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original Owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO

The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" above.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract Owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the Owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the Owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other


                                       30



components of the feature will not change. However, the contract and its other benefits will be terminated.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.


What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


MARKETLOCK

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any payment option mutually agreeable between you and us.


MARKETLOCK FOR TWO

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3.   Any payment option mutually agreeable between you and us.


Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.


Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?


MARKETLOCK

MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older Owner;* or

     2.   Withdrawals prior to the 65th birthday of the older Owner; or

     3.   Death of the older Owner; or

     4.   A Spousal Continuation (upon the death of the older Owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older Owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


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MARKETLOCK FOR TWO

MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5.   Death of surviving original spouse; or

     6. A change in ownership that involves the original Owner(s) except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS OVER THE LIFETIME OF YOUR SPOUSE ARE TERMINATED?"*
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1.   One of the two original Owners is removed from the contract; or

     2.   The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint Owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint Owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK FOR TWO BE CANCELLED?"


POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


POLARIS INCOME REWARDS SUMMARY:


                                                                       MINIMUM
                                                                     WITHDRAWAL
                                                                     PERIOD* (IF
                                                                       MAXIMUM
                                                                       ANNUAL
                                                        MAXIMUM      WITHDRAWAL
                            BENEFIT                      ANNUAL        AMOUNT
             MAXIMUM     AVAILABILITY     STEP-UP      WITHDRAWAL       TAKEN
 OPTION   ELECTION AGE       DATE         AMOUNT     PERCENTAGE***   EACH YEAR)
    1      Age 80 or       3 years       10%* of        10% of        11 years
          younger on      following    Withdrawal     Withdrawal
              the         contract       Benefit     Benefit Base
           contract      issue date       Base
          issue date
    2      Age 80 or       5 years       20%* of        10% of        12 years
          younger on      following    Withdrawal     Withdrawal
              the         contract       Benefit     Benefit Base
           contract      issue date       Base
          issue date
    3      Age 70 or      10 years      50%** of        10% of        15 years
          younger on      following    Withdrawal     Withdrawal
              the         contract       Benefit     Benefit Base
           contract      issue date       Base
          issue date

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.


How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not


                                       32



include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:


     CONTRACT YEAR        ANNUALIZED FEE
       0-7 years              0.65%
       8-10 years             0.45%
          11+                 None

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the


                                       33



     Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

    (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

    (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.


What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.


Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1.   The Stepped-Up Benefit Base is equal to zero; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.


                                       34



     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.


What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.


Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, penalty-free withdrawal amounts and all other benefits, features and conditions of your contract.


If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.


CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

    (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

    (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in Washington, the fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

For contracts issued after May 3, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-5             0.65%
      6-10            0.45%
      11+             none

For contracts issued in Oregon and Washington after May 3, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.65%
      8-10            0.30%
      11+             none

For contracts issued prior to May 3, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-5             0.55%
      6-10            0.35%
      11+             none

                                       35



For contracts issued in Oregon and Washington prior to May 3, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.55%
      8-10            0.20%
      11+             none

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Ultra Short Bond Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


INCOME PROTECTOR

Income Protector is an optional minimum income benefit, available for an additional charge and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;

    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 10 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.


                                       36



THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.

It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

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            MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION PARAMETERS
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The information below is important to you if you purchased a contract between AUGUST 31, 2005 AND MAY 1, 2009 and you elected the MARKETLOCK living benefit or if you purchased a contract between JULY 10, 2006 AND APRIL 30, 2008 and you elected MARKETLOCK FOR TWO living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock or MarketLock For Two living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK OR MARKETLOCK FOR TWO SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


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How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between the dates noted above for the applicable features are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.


What is the fee if I elect the Extension?

If you elect the MARKETLOCK Extension, the fee for the living benefit will be increased by 0.25% as follows:


    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.65%            0.90%

If you elect the MARKETLOCK FOR TWO Extension, the fee for the living benefit will be increased by 0.25% as follows:


               CURRENT                            ANNUALIZED FEE
           ANNUALIZED FEE                        AFTER EXTENSION
 0.40% prior to your 1st withdrawal    0.65% prior to your 1st withdrawal
    0.80% after your 1st withdrawal      1.05% after your 1st withdrawal

As a reminder, you also have the option to cancel your MarketLock or MarketLock For Two living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock or MarketLock For Two benefit and you will no longer be charged the fee.

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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including


                                       38



systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.

The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.



                                       39



Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o     Variable Portfolios may differ from those available to the original
           Owner;

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and

     o Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the 2nd contract anniversary if you have elected a Living Benefit feature.


STANDARD DEATH BENEFIT

If the contract was issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments received prior to the 86th birthday.

If the contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract Value; or

     2.   The lesser of:

          a.  Net Purchase Payments received prior to the 86th birthday; or

          b.  125% of Contract Value.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT:

If the contract is issued prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.


OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the optional death benefits described below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.20% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase.


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OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus Purchase Payments, since the seventh contract anniversary; and reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Purchase Payment Accumulation is not available in New York and Washington.


     OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

     The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 83 or older at the time of contract issue or age 90 or older at the time of death.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION:


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that anniversary; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue; or you are age 90 or older at the time of your death.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.


                                       41



In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to


                                       42



continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for three complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


YEAR SINCE RECEIPT     1    2    3   4+
 WITHDRAWAL CHARGE   7%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


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If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

Please see FEE TABLE above for a description of the optional living benefit fees offered over time in this contract.


OPTIONAL DEATH BENEFIT FEES

Please see FEE TABLE above for a description of the optional death benefit fees offered over time in this contract.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases



                                       44



the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


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PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living


                                       46



benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not


                                       47



guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider


                                       48



that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.

TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such


                                       49



contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity


                                       50



(TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are


                                       51



purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the


                                       52



preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.

INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority


                                       53



("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the


                                       54



Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract Owners, individual certificate holders and group unallocated contract Owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.


                                       55



You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



                                       56

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure for Polaris Choice III Contracts

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       57

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
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                                                                   FISCAL          FISCAL          FISCAL
                                                                    YEAR            YEAR            YEAR
                                                                   ENDED           ENDED           ENDED
                                                                  12/31/09        12/31/10        12/31/11
                                                              =============== =============== ===============
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$14.919      (a)$20.911      (a)$23.014
                                                              (b)$14.501      (b)$20.233      (b)$22.168
 Ending AUV.................................................. (a)$20.911      (a)$23.014      (a)$20.653
                                                                (b)$20.233      (b)$22.168      (b)$19.804
 Ending Number of AUs........................................ (a)2,003,980    (a)1,588,491    (a)1,144,325
                                                              (b)171,262      (b)147,592      (b)135,521

--------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$12.329      (a)$16.929      (a)$19.788
                                                                (b)$11.987      (b)$16.386      (b)$19.067
 Ending AUV..................................................   (a)$16.929      (a)$19.788      (a)$18.656
                                                                (b)$16.386      (b)$19.067      (b)$17.896
 Ending Number of AUs........................................ (a)2,904,451    (a)2,208,948    (a)1,664,829
                                                              (b)429,109      (b)357,132      (b)304,518

--------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$11.561      (a)$14.944      (a)$16.399
                                                                (b)$11.234      (b)$14.457      (b)$15.794
 Ending AUV..................................................   (a)$14.944      (a)$16.399      (a)$15.856
                                                                (b)$14.457      (b)$15.794      (b)$15.202
 Ending Number of AUs........................................ (a)2,532,702    (a)2,020,911    (a)1,562,718
                                                              (b)436,596      (b)374,344      (b)316,553

--------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$11.807      (a)$16.764      (a)$18.484
                                                                (b)$11.460      (b)$16.198      (b)$17.780
 Ending AUV..................................................   (a)$16.764      (a)$18.484      (a)$19.401
                                                                (b)$16.198      (b)$17.780      (b)$18.579
 Ending Number of AUs........................................ (a)393,414      (a)402,489      (a)286,155
                                                              (b)24,247       (b)19,080       (b)21,608

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A
 Ending AUV.................................................. (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs........................................ (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................    (a)$5.681       (a)$9.268      (a)$10.914
                                                                 (b)$5.517       (b)$8.962      (b)$10.506
 Ending AUV..................................................    (a)$9.268      (a)$10.914      (a)$10.062
                                                                 (b)$8.962      (b)$10.506       (b)$9.641
 Ending Number of AUs........................................ (a)177,838      (a)118,671      (a)102,805
                                                              (b)19,626       (b)14,909       (b)18,225

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................    (a)$8.661      (a)$10.954      (a)$12.481
                                                                 (b)$8.347      (b)$10.510      (b)$11.921
 Ending AUV..................................................   (a)$10.954      (a)$12.481      (a)$12.034
                                                                (b)$10.510      (b)$11.921      (b)$11.442
 Ending Number of AUs........................................ (a)1,115,230    (a)812,791      (a)620,893
                                                              (b)102,317      (b)91,840       (b)102,585

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$10.343      (a)$12.643      (a)$13.970
                                                                (b)$10.123      (b)$12.319      (b)$13.551
 Ending AUV..................................................   (a)$12.643      (a)$13.970      (a)$13.448
                                                                (b)$12.319      (b)$13.551      (b)$12.986
 Ending Number of AUs........................................ (a)2,017,365    (a)1,563,816    (a)1,227,001
                                                              (b)211,783      (b)182,164      (b)178,474

--------------------------------------------------------------



                                                                   FISCAL          FISCAL          FISCAL          FISCAL
                                                                    YEAR            YEAR            YEAR            YEAR
                                                                   ENDED           ENDED           ENDED           ENDED
                                                                  12/31/12        12/31/13        12/31/14        12/31/15
                                                              =============== =============== =============== ===============
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$20.653      (a)$24.930      (a)$31.720      (a)$31.965
                                                              (b)$19.804      (b)$23.798      (b)$30.144      (b)$30.240
 Ending AUV.................................................. (a)$24.930      (a)$31.720      (a)$31.965      (a)$33.666
                                                                (b)$23.798      (b)$30.144      (b)$30.240      (b)$31.707
 Ending Number of AUs........................................ (a)947,092      (a)756,486      (a)671,555      (a)582,324
                                                              (b)107,377      (b)77,343       (b)67,154       (b)59,831

--------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$18.656      (a)$21.661      (a)$27.758      (a)$29.666
                                                                (b)$17.896      (b)$20.685      (b)$26.389      (b)$28.076
 Ending AUV..................................................   (a)$21.661      (a)$27.758      (a)$29.666      (a)$31.222
                                                                (b)$20.685      (b)$26.389      (b)$28.076      (b)$29.417
 Ending Number of AUs........................................ (a)1,338,240    (a)1,022,340    (a)868,124      (a)735,955
                                                              (b)259,561      (b)186,599      (b)162,165      (b)143,607

--------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$15.856      (a)$18.347      (a)$24.126      (a)$26.289
                                                                (b)$15.202      (b)$17.511      (b)$22.923      (b)$24.866
 Ending AUV..................................................   (a)$18.347      (a)$24.126      (a)$26.289      (a)$26.269
                                                                (b)$17.511      (b)$22.923      (b)$24.866      (b)$24.736
 Ending Number of AUs........................................ (a)1,264,242    (a)1,011,226    (a)856,260      (a)728,630
                                                              (b)263,784      (b)202,444      (b)171,196      (b)154,099

--------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$19.401      (a)$21.985      (a)$22.754      (a)$23.311
                                                                (b)$18.579      (b)$20.958      (b)$21.594      (b)$22.023
 Ending AUV..................................................   (a)$21.985      (a)$22.754      (a)$23.311      (a)$22.731
                                                                (b)$20.958      (b)$21.594      (b)$22.023      (b)$21.379
 Ending Number of AUs........................................ (a)240,046      (a)199,957      (a)178,462      (a)158,876
                                                              (b)18,207       (b)5,705        (b)5,521        (b)5,158

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV.................................................. (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs........................................ (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                              (b)N/A          (b)N/A          (b)N/A          (b)N/A

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$10.062      (a)$11.238      (a)$15.475      (a)$16.486
                                                                 (b)$9.641      (b)$10.719      (b)$14.698      (b)$15.589
 Ending AUV..................................................   (a)$11.238      (a)$15.475      (a)$16.486      (a)$17.009
                                                                (b)$10.719      (b)$14.698      (b)$15.589      (b)$16.011
 Ending Number of AUs........................................ (a)75,010       (a)32,716       (a)32,716       (a)30,344
                                                              (b)12,785       (b)6,195        (b)6,195        (b)4,020

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$12.034      (a)$14.095      (a)$18.833      (a)$20.237
                                                                (b)$11.442      (b)$13.342      (b)$17.748      (b)$18.985
 Ending AUV..................................................   (a)$14.095      (a)$18.833      (a)$20.237      (a)$18.697
                                                                (b)$13.342      (b)$17.748      (b)$18.985      (b)$17.462
 Ending Number of AUs........................................ (a)521,689      (a)350,169      (a)350,169      (a)249,275
                                                              (b)85,461       (b)53,829       (b)53,829       (b)38,134

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................   (a)$13.448      (a)$15.145      (a)$19.955      (a)$21.613
                                                                (b)$12.986      (b)$14.559      (b)$19.097      (b)$20.590
 Ending AUV..................................................   (a)$15.145      (a)$19.955      (a)$21.613      (a)$20.582
                                                                (b)$14.559      (b)$19.097      (b)$20.590      (b)$19.520
 Ending Number of AUs........................................ (a)1,011,238    (a)813,252      (a)671,311      (a)566,379
                                                              (b)183,724      (b)123,345      (b)107,908      (b)103,184

--------------------------------------------------------------



                                                                  FISCAL        FISCAL         FISCAL
                                                                   YEAR          YEAR           YEAR
                                                                  ENDED          ENDED          ENDED
                                                                 12/31/16      12/31/17       12/31/18
                                                              ============= ============== ==============
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$33.666    (a)$33.366     (a)$43.207
                                                              (b)$31.707    (b)$31.283     (b)$40.328
 Ending AUV.................................................. (a)$33.366    (a)$43.207     (a)$38.703
                                                              (b)$31.283     (b)$40.328     (b)$35.962
 Ending Number of AUs........................................ (a)488,549    (a)410,219     (a)354,350
                                                              (b)56,153     (b)50,425      (b)47,923

--------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$31.222     (a)$33.670     (a)$42.547
                                                              (b)$29.417     (b)$31.581     (b)$39.728
 Ending AUV.................................................. (a)$33.670     (a)$42.547     (a)$41.798
                                                              (b)$31.581     (b)$39.728     (b)$38.853
 Ending Number of AUs........................................ (a)600,277    (a)495,869     (a)416,484
                                                              (b)124,905    (b)109,921     (b)96,598

--------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$26.269     (a)$28.855     (a)$34.782
                                                              (b)$24.736     (b)$27.049     (b)$32.460
 Ending AUV.................................................. (a)$28.855     (a)$34.782     (a)$33.642
                                                              (b)$27.049     (b)$32.460     (b)$31.254
 Ending Number of AUs........................................ (a)605,636    (a)517,303     (a)450,928
                                                              (b)138,066    (b)114,961     (b)94,638

--------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$22.731     (a)$24.836     (a)$26.067
                                                              (b)$21.379     (b)$23.254     (b)$24.297
 Ending AUV.................................................. (a)$24.836     (a)$26.067     (a)$24.708
                                                              (b)$23.254     (b)$24.297     (b)$22.926
 Ending Number of AUs........................................ (a)171,729    (a)112,656     (a)97,304
                                                              (b)13,291     (b)6,820       (b)4,979

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A         (a)$10.459     (a)$13.200
                                                              (b)N/A         (b)$10.427     (b)$13.101
 Ending AUV.................................................. (a)$10.459     (a)$13.200     (a)$12.487
                                                              (b)$10.427     (b)$13.101     (b)$12.338
 Ending Number of AUs........................................ (a)608,408    (a)469,151     (a)401,314
                                                              (b)52,864     (b)45,451      (b)41,263

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$17.009     (a)$17.091     (a)$21.383
                                                              (b)$16.011     (b)$16.016     (b)$19.949
 Ending AUV.................................................. (a)$17.091     (a)$21.383     (a)$20.240
                                                              (b)$16.016     (b)$19.949     (b)$18.796
 Ending Number of AUs........................................ (a)24,851     (a)24,190      (a)21,324
                                                              (b)3,554      (b)2,314       (b)2,313

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$18.697     (a)$21.545     (a)$24.950
                                                              (b)$17.462     (b)$20.030     (b)$23.093
 Ending AUV.................................................. (a)$21.545     (a)$24.950     (a)$21.533
                                                              (b)$20.030     (b)$23.093     (b)$19.840
 Ending Number of AUs........................................ (a)206,990    (a)166,646     (a)147,442
                                                              (b)32,373     (b)23,080      (b)19,222

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$20.582     (a)$24.211     (a)$27.194
                                                              (b)$19.520     (b)$22.859     (b)$25.561
 Ending AUV.................................................. (a)$24.211     (a)$27.194     (a)$23.142
                                                              (b)$22.859     (b)$25.561     (b)$21.653
 Ending Number of AUs........................................ (a)473,574    (a)405,016     (a)357,965
                                                              (b)92,708     (b)77,185      (b)61,719

--------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-1

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------


                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
                                                                      12/31/09         12/31/10         12/31/11
                                                                  ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$8.777       (a)$10.278       (a)$11.885
                                                                   (b)$8.462        (b)$9.864       (b)$11.356
 Ending AUV...................................................... (a)$10.278       (a)$11.885       (a)$10.994
                                                                   (b)$9.864       (b)$11.356       (b)$10.457
 Ending Number of AUs............................................ (a)744,765       (a)621,836       (a)527,974
                                                                  (b)116,884       (b)106,588       (b)96,293

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$21.389       (a)$29.638       (a)$32.099
                                                                  (b)$20.781       (b)$28.664       (b)$30.906
 Ending AUV...................................................... (a)$29.638       (a)$32.099       (a)$30.810
                                                                  (b)$28.664       (b)$30.906       (b)$29.532
 Ending Number of AUs............................................ (a)675,958       (a)536,847       (a)419,445
                                                                  (b)51,995        (b)44,089        (b)36,981

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$11.728       (a)$16.419       (a)$20.299
                                                                  (b)$11.391       (b)$15.874       (b)$19.538
 Ending AUV...................................................... (a)$16.419       (a)$20.299       (a)$18.349
                                                                  (b)$15.874       (b)$19.538       (b)$17.582
 Ending Number of AUs............................................ (a)1,525,437     (a)1,206,102     (a)945,100
                                                                  (b)149,689       (b)114,322       (b)99,282

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$1.364        (a)$2.016        (a)$2.382
                                                                   (b)$1.326        (b)$1.951        (b)$2.294
 Ending AUV......................................................  (a)$2.016        (a)$2.382        (a)$2.214
                                                                   (b)$1.951        (b)$2.294        (b)$2.123
 Ending Number of AUs............................................ (a)975,878       (a)708,016       (a)594,497
                                                                  (b)970,840       (b)175,142       (b)222,371

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$13.516       (a)$13.286       (a)$13.022
                                                                  (b)$13.130       (b)$12.848       (b)$12.536
 Ending AUV...................................................... (a)$13.286       (a)$13.022       (a)$12.758
                                                                  (b)$12.848       (b)$12.536       (b)$12.228
 Ending Number of AUs............................................ (a)2,550,012     (a)1,670,600     (a)1,702,770
                                                                  (b)233,248       (b)218,508       (b)156,627

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$8.974       (a)$10.593       (a)$12.149
                                                                   (b)$8.718       (b)$10.244       (b)$11.697
 Ending AUV...................................................... (a)$10.593       (a)$12.149       (a)$13.450
                                                                  (b)$10.244       (b)$11.697       (b)$12.891
 Ending Number of AUs............................................ (a)106,936       (a)109,614       (a)111,222
                                                                  (b)19,540        (b)10,077        (b)11,804

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$16.594       (a)$21.354       (a)$23.280
                                                                  (b)$16.177       (b)$20.722       (b)$22.490
 Ending AUV...................................................... (a)$21.354       (a)$23.280       (a)$24.338
                                                                  (b)$20.722       (b)$22.490       (b)$23.407
 Ending Number of AUs............................................ (a)2,312,014     (a)1,837,764     (a)1,386,254
                                                                  (b)155,912       (b)140,555       (b)146,781

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$14.476       (a)$18.458       (a)$21.742
                                                                  (b)$14.079       (b)$17.871       (b)$20.957
 Ending AUV...................................................... (a)$18.458       (a)$21.742       (a)$23.102
                                                                  (b)$17.871       (b)$20.957       (b)$22.167
 Ending Number of AUs............................................ (a)477,578       (a)391,172       (a)308,999
                                                                  (b)51,415        (b)43,434        (b)43,435

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL        FISCAL
                                                                        YEAR             YEAR            YEAR          YEAR
                                                                        ENDED            ENDED          ENDED         ENDED
                                                                      12/31/12         12/31/13        12/31/14      12/31/15
                                                                  ================ ================ ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$10.994       (a)$12.137       (a)$15.314    (a)$16.165
                                                                  (b)$10.457       (b)$11.492       (b)$15.824    (b)$16.744
 Ending AUV...................................................... (a)$12.137       (a)$15.314       (a)$16.165    (a)$15.395
                                                                  (b)$11.492       (b)$15.824       (b)$16.744    (b)$15.987
 Ending Number of AUs............................................ (a)412,485       (a)315,297       (a)274,013    (a)214,552
                                                                  (b)88,754        (b)57,407        (b)48,872     (b)46,435

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$30.810       (a)$35.293       (a)$47.659    (a)$53.455
                                                                  (b)$29.532       (b)$33.676       (b)$45.273    (b)$50.551
 Ending AUV...................................................... (a)$35.293       (a)$47.659       (a)$53.455    (a)$58.431
                                                                  (b)$33.676       (b)$45.273       (b)$50.551    (b)$55.008
 Ending Number of AUs............................................ (a)347,210       (a)276,436       (a)231,084    (a)191,257
                                                                  (b)30,531        (b)24,337        (b)20,596     (b)19,753

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$18.349       (a)$21.380       (a)$28.945    (a)$31.035
                                                                  (b)$17.582       (b)$20.394       (b)$27.487    (b)$29.339
 Ending AUV...................................................... (a)$21.380       (a)$28.945       (a)$31.035    (a)$28.710
                                                                  (b)$20.394       (b)$27.487       (b)$29.339    (b)$27.020
 Ending Number of AUs............................................ (a)772,361       (a)603,282       (a)500,286    (a)421,422
                                                                  (b)82,260        (b)74,215        (b)65,260     (b)62,737

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$2.214        (a)$2.344        (a)$2.900     (a)$3.556
                                                                   (b)$2.123        (b)$2.237        (b)$2.755     (b)$3.364
 Ending AUV......................................................  (a)$2.344        (a)$2.900        (a)$3.556     (a)$3.846
                                                                   (b)$2.237        (b)$2.755        (b)$3.364     (b)$3.622
 Ending Number of AUs............................................ (a)406,574       (a)527,327       (a)444,270    (a)479,409
                                                                  (b)65,217        (b)77,786        (b)79,596     (b)48,363

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$12.758       (a)$12.503       (a)$12.253    (a)$12.004
                                                                  (b)$12.228       (b)$11.930       (b)$11.638    (b)$11.350
 Ending AUV...................................................... (a)$12.503       (a)$12.253       (a)$12.004    (a)$11.768
                                                                  (b)$11.930       (b)$11.638       (b)$11.350    (b)$11.078
 Ending Number of AUs............................................ (a)915,600       (a)769,789       (a)599,609    (a)633,785
                                                                  (b)212,882       (b)206,254       (b)82,951     (b)86,766

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$13.450       (a)$15.040       (a)$20.188    (a)$21.967
                                                                  (b)$12.891       (b)$14.350       (b)$19.176    (b)$20.772
 Ending AUV...................................................... (a)$15.040       (a)$20.188       (a)$21.967    (a)$22.028
                                                                  (b)$14.350       (b)$19.176       (b)$20.772    (b)$20.736
 Ending Number of AUs............................................ (a)145,580       (a)115,619       (a)98,414     (a)85,980
                                                                  (b)10,889        (b)14,131        (b)15,105     (b)14,250

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$24.338       (a)$26.640       (a)$26.540    (a)$27.588
                                                                  (b)$23.407       (b)$25.506       (b)$25.296    (b)$26.177
 Ending AUV...................................................... (a)$26.640       (a)$26.540       (a)$27.588    (a)$26.773
                                                                  (b)$25.506       (b)$25.296       (b)$26.177    (b)$25.289
 Ending Number of AUs............................................ (a)1,188,387     (a)1,022,707     (a)864,869    (a)738,790
                                                                  (b)132,326       (b)96,017        (b)87,138     (b)78,805

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$23.102       (a)$26.607       (a)$25.596    (a)$32.634
                                                                  (b)$22.167       (b)$25.416       (b)$24.340    (b)$30.894
 Ending AUV...................................................... (a)$26.607       (a)$25.596       (a)$32.634    (a)$32.647
                                                                  (b)$25.416       (b)$24.340       (b)$30.894    (b)$30.768
 Ending Number of AUs............................................ (a)257,726       (a)222,167       (a)172,914    (a)143,642
                                                                  (b)29,747        (b)30,804        (b)27,191     (b)24,327

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
                                                                     12/31/16      12/31/17      12/31/18
                                                                  ============= ============= =============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$15.395    (a)$17.679    (a)$21.230
                                                                  (b)$15.987    (b)$18.405    (b)$19.655
 Ending AUV...................................................... (a)$17.679    (a)$21.230    (a)$19.205
                                                                  (b)$18.405    (b)$19.655    (b)$17.700
 Ending Number of AUs............................................ (a)173,404    (a)146,292    (a)117,347
                                                                  (b)46,807     (b)37,889     (b)26,341

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$58.431    (a)$59.024    (a)$76.549
                                                                  (b)$55.008    (b)$55.318    (b)$71.421
 Ending AUV...................................................... (a)$59.024    (a)$76.549    (a)$76.939
                                                                  (b)$55.318    (b)$71.421    (b)$71.461
 Ending Number of AUs............................................ (a)161,943    (a)133,911    (a)232,987
                                                                  (b)19,190     (b)15,248     (b)33,592

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$28.710    (a)$35.248    (a)$39.162
                                                                  (b)$27.020    (b)$33.024    (b)$36.526
 Ending AUV...................................................... (a)$35.248    (a)$39.162    (a)$32.658
                                                                  (b)$33.024    (b)$36.526    (b)$30.322
 Ending Number of AUs............................................ (a)365,517    (a)314,346    (a)280,156
                                                                  (b)53,617     (b)49,088     (b)40,252

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$3.846     (a)$4.415     (a)$5.864
                                                                   (b)$3.622     (b)$4.139     (b)$5.473
 Ending AUV......................................................  (a)$4.415     (a)$5.864     (a)$5.293
                                                                   (b)$4.139     (b)$5.473     (b)$4.918
 Ending Number of AUs............................................ (a)334,250    (a)269,566    (a)117,211
                                                                  (b)34,592     (b)31,822     (b)29,381

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$11.768    (a)$11.552    (a)$11.430
                                                                  (b)$11.078    (b)$10.825    (b)$10.663
 Ending AUV...................................................... (a)$11.552    (a)$11.430    (a)$11.396
                                                                  (b)$10.825    (b)$10.663    (b)$10.583
 Ending Number of AUs............................................ (a)615,463    (a)660,077    (a)603,405
                                                                  (b)55,390     (b)42,215     (b)32,633

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$22.028    (a)$25.523    (a)$29.795
                                                                  (b)$20.736    (b)$23.919    (b)$27.798
 Ending AUV...................................................... (a)$25.523    (a)$29.795    (a)$29.181
                                                                  (b)$23.919    (b)$27.798    (b)$27.101
 Ending Number of AUs............................................ (a)85,832     (a)74,100     (a)67,028
                                                                  (b)14,057     (b)12,542     (b)10,763

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$26.773    (a)$28.606    (a)$29.971
                                                                  (b)$25.289    (b)$26.900    (b)$28.057
 Ending AUV...................................................... (a)$28.606    (a)$29.971    (a)$28.612
                                                                  (b)$26.900    (b)$28.057    (b)$26.664
 Ending Number of AUs............................................ (a)638,009    (a)567,390    (a)490,427
                                                                  (b)72,399     (b)62,247     (b)51,324

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$32.647    (a)$34.843    (a)$36.077
                                                                  (b)$30.768    (b)$32.691    (b)$33.697
 Ending AUV...................................................... (a)$34.843    (a)$36.077    (a)$33.134
                                                                  (b)$32.691    (b)$33.697    (b)$30.808
 Ending Number of AUs............................................ (a)118,775    (a)104,888    (a)91,667
                                                                  (b)19,523     (b)17,166     (b)12,878

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-2

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------


                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED
                                                                    12/31/09      12/31/10      12/31/11
                                                                 ============= ============= =============
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV..................................................  (a)$6.043     (a)$7.836     (a)$9.761
                                                                  (b)$5.971     (b)$7.707     (b)$9.558
 Ending AUV.....................................................  (a)$7.836     (a)$9.761     (a)$9.281
                                                                  (b)$7.707     (b)$9.558     (b)$9.047
 Ending Number of AUs........................................... (a)600,331    (a)509,427    (a)418,268
                                                                 (b)48,385     (b)41,523     (b)37,619

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$20.211    (a)$21.345    (a)$22.288
                                                                 (b)$19.608    (b)$20.616    (b)$21.429
 Ending AUV..................................................... (a)$21.345    (a)$22.288    (a)$23.156
                                                                 (b)$20.616    (b)$21.429    (b)$22.164
 Ending Number of AUs........................................... (a)553,808    (a)449,464    (a)317,761
                                                                 (b)74,487     (b)49,137     (b)58,445

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV..................................................  (a)$4.215     (a)$4.897     (a)$5.982
                                                                  (b)$4.064     (b)$4.700     (b)$5.715
 Ending AUV.....................................................  (a)$4.897     (a)$5.982     (a)$5.738
                                                                  (b)$4.700     (b)$5.715     (b)$5.458
 Ending Number of AUs........................................... (a)933,683    (a)734,356    (a)569,447
                                                                 (b)70,588     (b)56,315     (b)45,995

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$12.208    (a)$14.876    (a)$16.345
                                                                 (b)$11.861    (b)$14.388    (b)$15.738
 Ending AUV..................................................... (a)$14.876    (a)$16.345    (a)$16.424
                                                                 (b)$14.388    (b)$15.738    (b)$15.742
 Ending Number of AUs........................................... (a)175,732    (a)152,417    (a)95,864
                                                                 (b)9,057      (b)14,738     (b)13,348

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$11.238    (a)$19.504    (a)$22.710
                                                                 (b)$10.924    (b)$18.874    (b)$21.877
 Ending AUV..................................................... (a)$19.504    (a)$22.710    (a)$16.491
                                                                 (b)$18.874    (b)$21.877    (b)$15.815
 Ending Number of AUs........................................... (a)726,988    (a)623,003    (a)499,955
                                                                 (b)66,676     (b)71,050     (b)60,363

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$19.139    (a)$24.102    (a)$26.402
                                                                 (b)$18.596    (b)$23.313    (b)$25.424
 Ending AUV..................................................... (a)$24.102    (a)$26.402    (a)$28.103
                                                                 (b)$23.313    (b)$25.424    (b)$26.940
 Ending Number of AUs........................................... (a)71,063     (a)60,625     (a)53,805
                                                                 (b)9,706      (b)7,885      (b)6,325

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$14.494    (a)$18.427    (a)$20.699
                                                                 (b)$14.087    (b)$17.828    (b)$19.937
 Ending AUV..................................................... (a)$18.427    (a)$20.699    (a)$18.224
                                                                 (b)$17.828    (b)$19.937    (b)$17.474
 Ending Number of AUs........................................... (a)166,934    (a)152,635    (a)113,987
                                                                 (b)23,904     (b)14,675     (b)14,031

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
                                                                    12/31/12      12/31/13      12/31/14      12/31/15
                                                                 ============= ============= ============= =============
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV..................................................  (a)$9.281    (a)$10.747    (a)$14.294    (a)$14.046
                                                                  (b)$9.047    (b)$10.429    (b)$13.809    (b)$13.509
 Ending AUV..................................................... (a)$10.747    (a)$14.294    (a)$14.046    (a)$12.771
                                                                 (b)$10.429    (b)$13.809    (b)$13.509    (b)$12.227
 Ending Number of AUs........................................... (a)327,680    (a)262,256    (a)218,526    (a)185,524
                                                                 (b)28,159     (b)26,964     (b)25,507     (b)23,374

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$23.156    (a)$23.633    (a)$22.397    (a)$21.929
                                                                 (b)$22.164    (b)$22.519    (b)$21.245    (b)$20.708
 Ending AUV..................................................... (a)$23.633    (a)$22.397    (a)$21.929    (a)$20.926
                                                                 (b)$22.519    (b)$21.245    (b)$20.708    (b)$19.672
 Ending Number of AUs........................................... (a)270,929    (a)227,971    (a)206,533    (a)166,297
                                                                 (b)51,580     (b)27,576     (b)18,287     (b)14,756

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV..................................................  (a)$5.738     (a)$6.627     (a)$8.973     (a)$9.144
                                                                  (b)$5.458     (b)$6.275     (b)$8.458     (b)$8.581
 Ending AUV.....................................................  (a)$6.627     (a)$8.973     (a)$9.144     (a)$8.924
                                                                  (b)$6.275     (b)$8.458     (b)$8.581     (b)$8.337
 Ending Number of AUs........................................... (a)554,675    (a)436,293    (a)322,996    (a)252,553
                                                                 (b)35,062     (b)30,655     (b)32,309     (b)31,646

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................................. (a)$12.877    (a)$12.266    (a)$16.234    (a)$17.741
                                                                 (b)$12.342    (b)$11.721    (b)$15.442    (b)$16.800
 Ending AUV..................................................... (a)$12.266    (a)$16.234    (a)$17.741    (a)$17.476
                                                                 (b)$11.721    (b)$15.442    (b)$16.800    (b)$16.475
 Ending Number of AUs........................................... (a)2,353      (a)21,290     (a)18,999     (a)14,939
                                                                 (b)59         (b)5,599      (b)5,728      (b)4,522

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$16.424    (a)$18.253    (a)$21.428    (a)$23.461
                                                                 (b)$15.742    (b)$17.418    (b)$20.355    (b)$22.186
 Ending AUV..................................................... (a)$18.253    (a)$21.428    (a)$23.461    (a)$23.056
                                                                 (b)$17.418    (b)$20.355    (b)$22.186    (b)$21.706
 Ending Number of AUs........................................... (a)132,539    (a)140,982    (a)144,975    (a)130,042
                                                                 (b)10,789     (b)16,428     (b)22,119     (b)15,112

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$16.491    (a)$19.240    (a)$18.263    (a)$16.886
                                                                 (b)$15.815    (b)$18.368    (b)$17.357    (b)$15.977
 Ending AUV..................................................... (a)$19.240    (a)$18.263    (a)$16.886    (a)$14.221
                                                                 (b)$18.368    (b)$17.357    (b)$15.977    (b)$13.395
 Ending Number of AUs........................................... (a)423,673    (a)361,955    (a)318,733    (a)265,292
                                                                 (b)33,922     (b)30,903     (b)27,311     (b)25,569

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$28.103    (a)$31.403    (a)$40.652    (a)$45.573
                                                                 (b)$26.940    (b)$29.969    (b)$38.622    (b)$43.103
 Ending AUV..................................................... (a)$31.403    (a)$40.652    (a)$45.573    (a)$43.799
                                                                 (b)$29.969    (b)$38.622    (b)$43.103    (b)$41.239
 Ending Number of AUs........................................... (a)53,626     (a)40,691     (a)39,268     (a)35,192
                                                                 (b)6,140      (b)5,581      (b)5,235      (b)4,862

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$18.224    (a)$20.928    (a)$25.948    (a)$26.562
                                                                 (b)$17.474    (b)$19.976    (b)$24.657    (b)$25.127
 Ending AUV..................................................... (a)$20.928    (a)$25.948    (a)$26.562    (a)$25.775
                                                                 (b)$19.976    (b)$24.657    (b)$25.127    (b)$24.274
 Ending Number of AUs........................................... (a)97,681     (a)93,550     (a)79,001     (a)70,639
                                                                 (b)11,261     (b)10,436     (b)16,458     (b)13,410

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED
                                                                    12/31/16      12/31/17      12/31/18
                                                                 ============= ============= =============
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/06)
 Beginning AUV.................................................. (a)$12.771    (a)$16.423    (a)$17.720
                                                                 (b)$12.227    (b)$15.653    (b)$16.814
 Ending AUV..................................................... (a)$16.423    (a)$17.720    (a)$15.181
                                                                 (b)$15.653    (b)$16.814    (b)$14.340
 Ending Number of AUs........................................... (a)161,021    (a)125,566    (a)110,688
                                                                 (b)25,314     (b)20,105     (b)12,199

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$20.926    (a)$20.829    (a)$21.858
                                                                 (b)$19.672    (b)$19.493    (b)$20.365
 Ending AUV..................................................... (a)$20.829    (a)$21.858    (a)$20.942
                                                                 (b)$19.493    (b)$20.365    (b)$19.423
 Ending Number of AUs........................................... (a)154,457    (a)128,770    (a)117,461
                                                                 (b)13,478     (b)10,669     (b)8,628

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV..................................................  (a)$8.924     (a)$9.112    (a)$11.177
                                                                  (b)$8.337     (b)$8.474    (b)$10.348
 Ending AUV.....................................................  (a)$9.112    (a)$11.177    (a)$10.455
                                                                  (b)$8.474    (b)$10.348     (b)$9.636
 Ending Number of AUs........................................... (a)209,225    (a)173,338    (a)146,414
                                                                 (b)27,510     (b)22,873     (b)29,037

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................................. (a)$17.476    (a)$16.921    (a)$21.639
                                                                 (b)$16.475    (b)$15.881    (b)$20.217
 Ending AUV..................................................... (a)$16.921    (a)$21.639    (a)$21.533
                                                                 (b)$15.881    (b)$20.217    (b)$20.028
 Ending Number of AUs........................................... (a)12,109     (a)10,669     (a)10,853
                                                                 (b)432        (b)168        (b)39

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$23.056    (a)$24.276    (a)$27.324
                                                                 (b)$21.706    (b)$22.751    (b)$25.494
 Ending AUV..................................................... (a)$24.276    (a)$27.324    (a)$24.766
                                                                 (b)$22.751    (b)$25.494    (b)$23.003
 Ending Number of AUs........................................... (a)96,195     (a)86,097     (a)115,507
                                                                 (b)7,129      (b)13,507     (b)2,558

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$14.221    (a)$15.468    (a)$21.623
                                                                 (b)$13.395    (b)$14.504    (b)$20.184
 Ending AUV..................................................... (a)$15.468    (a)$21.623    (a)$17.127
                                                                 (b)$14.504    (b)$20.184    (b)$15.916
 Ending Number of AUs........................................... (a)214,784    (a)180,293    (a)153,983
                                                                 (b)19,349     (b)19,306     (b)14,656

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$43.799    (a)$49.724    (a)$57.789
                                                                 (b)$41.239    (b)$46.608    (b)$53.925
 Ending AUV..................................................... (a)$49.724    (a)$57.789    (a)$54.245
                                                                 (b)$46.608    (b)$53.925    (b)$50.389
 Ending Number of AUs........................................... (a)21,721     (a)16,954     (a)14,591
                                                                 (b)4,787      (b)3,972      (b)1,988

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV.................................................. (a)$25.775    (a)$26.758    (a)$32.690
                                                                 (b)$24.274    (b)$25.086    (b)$30.510
 Ending AUV..................................................... (a)$26.758    (a)$32.690    (a)$28.554
                                                                 (b)$25.086    (b)$30.510    (b)$26.530
 Ending Number of AUs........................................... (a)52,847     (a)45,236     (a)37,305
                                                                 (b)7,797      (b)5,919      (b)5,423

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-3

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------


                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                      12/31/09         12/31/10
                                                                  ================ ================
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$6.875        (a)$9.620
                                                                   (b)$6.680        (b)$9.306
 Ending AUV......................................................  (a)$9.620       (a)$11.857
                                                                   (b)$9.306       (b)$11.418
 Ending Number of AUs............................................ (a)628,649       (a)497,628
                                                                  (b)109,027       (b)88,993

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$24.304       (a)$31.879
                                                                  (b)$23.620       (b)$30.842
 Ending AUV...................................................... (a)$31.879       (a)$35.135
                                                                  (b)$30.842       (b)$33.840
 Ending Number of AUs............................................ (a)1,634,085     (a)1,282,954
                                                                  (b)165,054       (b)141,701

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$4.225        (a)$5.681
                                                                   (b)$4.104        (b)$5.493
 Ending AUV......................................................  (a)$5.681        (a)$6.279
                                                                   (b)$5.493        (b)$6.045
 Ending Number of AUs............................................ (a)186,744       (a)144,514
                                                                  (b)28,541        (b)23,009

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$16.758       (a)$20.866
                                                                  (b)$16.283       (b)$20.184
 Ending AUV...................................................... (a)$20.866       (a)$22.794
                                                                  (b)$20.184       (b)$21.949
 Ending Number of AUs............................................ (a)159,573       (a)124,253
                                                                  (b)28,018        (b)24,244

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$21.787       (a)$25.360
                                                                  (b)$21.140       (b)$24.497
 Ending AUV...................................................... (a)$25.360       (a)$27.416
                                                                  (b)$24.497       (b)$26.364
 Ending Number of AUs............................................ (a)1,053,232     (a)783,681
                                                                  (b)146,419       (b)116,555

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$9.714       (a)$12.324
                                                                   (b)$9.439       (b)$11.922
 Ending AUV...................................................... (a)$12.324       (a)$13.137
                                                                  (b)$11.922       (b)$12.650
 Ending Number of AUs............................................ (a)1,652,375     (a)1,331,490
                                                                  (b)188,235       (b)168,081

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$12.248       (a)$15.895
                                                                  (b)$11.824       (b)$15.277
 Ending AUV...................................................... (a)$15.895       (a)$18.285
                                                                  (b)$15.277       (b)$17.494
 Ending Number of AUs............................................ (a)471,460       (a)384,178
                                                                  (b)37,846        (b)29,644

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR          YEAR
                                                                        ENDED          ENDED         ENDED         ENDED
                                                                      12/31/11        12/31/12      12/31/13      12/31/14
                                                                  ================ ============= ============= =============
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)$27.752    (a)$28.593    (a)$27.084
                                                                  (b)N/A           (b)$26.160    (b)$26.871    (b)$25.339
 Ending AUV...................................................... (a)N/A           (a)$28.593    (a)$27.084    (a)$27.889
                                                                  (b)N/A           (b)$26.871    (b)$25.339    (b)$25.975
 Ending Number of AUs............................................ (a)N/A           (a)47,529     (a)70,104     (a)69,563
                                                                  (b)N/A           (b)10,694     (b)16,468     (b)16,475

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$11.857       (a)$10.958    (a)$12.494    (a)$17.483
                                                                  (b)$11.418       (b)$10.505    (b)$11.923    (b)$16.609
 Ending AUV...................................................... (a)$10.958       (a)$12.494    (a)$17.483    (a)$19.112
                                                                  (b)$10.505       (b)$11.923    (b)$16.609    (b)$18.075
 Ending Number of AUs............................................ (a)393,360       (a)311,890    (a)223,354    (a)194,933
                                                                  (b)83,206        (b)55,078     (b)47,850     (b)40,740

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$35.135       (a)$33.058    (a)$36.607    (a)$48.079
                                                                  (b)$33.840       (b)$31.697    (b)$34.941    (b)$45.686
 Ending AUV...................................................... (a)$33.058       (a)$36.607    (a)$48.079    (a)$50.419
                                                                  (b)$31.697       (b)$34.941    (b)$45.686    (b)$47.695
 Ending Number of AUs............................................ (a)951,562       (a)777,086    (a)619,324    (a)524,295
                                                                  (b)122,938       (b)104,092    (b)77,090     (b)65,128

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$6.279        (a)$5.824     (a)$6.384     (a)$8.404
                                                                   (b)$6.045        (b)$5.582     (b)$6.091     (b)$7.982
 Ending AUV......................................................  (a)$5.824        (a)$6.384     (a)$8.404     (a)$9.240
                                                                   (b)$5.582        (b)$6.091     (b)$7.982     (b)$8.737
 Ending Number of AUs............................................ (a)114,923       (a)106,821    (a)100,255    (a)102,866
                                                                  (b)14,326        (b)17,303     (b)17,895     (b)17,699

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$22.794       (a)$21.966    (a)$25.713    (a)$33.301
                                                                  (b)$21.949       (b)$21.057    (b)$24.539    (b)$31.638
 Ending AUV...................................................... (a)$21.966       (a)$25.713    (a)$33.301    (a)$36.276
                                                                  (b)$21.057       (b)$24.539    (b)$31.638    (b)$34.309
 Ending Number of AUs............................................ (a)104,437       (a)94,445     (a)87,336     (a)75,584
                                                                  (b)23,866        (b)20,408     (b)19,262     (b)18,000

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$27.416       (a)$27.454    (a)$30.024    (a)$35.105
                                                                  (b)$26.364       (b)$26.282    (b)$28.613    (b)$33.305
 Ending AUV...................................................... (a)$27.454       (a)$30.024    (a)$35.105    (a)$37.403
                                                                  (b)$26.282       (b)$28.613    (b)$33.305    (b)$35.326
 Ending Number of AUs............................................ (a)572,574       (a)488,352    (a)421,587    (a)349,342
                                                                  (b)96,748        (b)82,029     (b)115,066    (b)99,750

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$13.137       (a)$11.021    (a)$12.706    (a)$15.059
                                                                  (b)$12.650       (b)$10.566    (b)$12.126    (b)$14.307
 Ending AUV...................................................... (a)$11.021       (a)$12.706    (a)$15.059    (a)$13.544
                                                                  (b)$10.566       (b)$12.126    (b)$14.307    (b)$12.810
 Ending Number of AUs............................................ (a)1,066,232     (a)874,453    (a)717,115    (a)656,500
                                                                  (b)158,068       (b)133,119    (b)117,192    (b)100,875

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$18.285       (a)$17.945    (a)$20.600    (a)$26.559
                                                                  (b)$17.494       (b)$17.092    (b)$19.533    (b)$25.071
 Ending AUV...................................................... (a)$17.945       (a)$20.600    (a)$26.559    (a)$28.818
                                                                  (b)$17.092       (b)$19.533    (b)$25.071    (b)$27.081
 Ending Number of AUs............................................ (a)295,595       (a)243,683    (a)202,266    (a)170,327
                                                                  (b)28,450        (b)23,106     (b)20,061     (b)18,949

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/15      12/31/16      12/31/17      12/31/18
                                                                  ============= ============= ============= =============
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$27.889    (a)$27.367    (a)$27.795    (a)$28.388
                                                                  (b)$25.975    (b)$25.375    (b)$25.656    (b)$26.085
 Ending AUV...................................................... (a)$27.367    (a)$27.795    (a)$28.388    (a)$27.761
                                                                  (b)$25.375    (b)$25.656    (b)$26.085    (b)$25.395
 Ending Number of AUs............................................ (a)60,600     (a)66,658     (a)50,876     (a)41,587
                                                                  (b)10,426     (b)9,937      (b)6,316      (b)7,332

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$19.112    (a)$19.337    (a)$19.037    (a)$24.249
                                                                  (b)$18.075    (b)$18.206    (b)$17.843    (b)$22.627
 Ending AUV...................................................... (a)$19.337    (a)$19.037    (a)$24.249    (a)$22.658
                                                                  (b)$18.206    (b)$17.843    (b)$22.627    (b)$21.047
 Ending Number of AUs............................................ (a)155,117    (a)129,550    (a)104,003    (a)83,527
                                                                  (b)37,886     (b)34,577     (b)29,518     (b)22,769

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$50.419    (a)$50.184    (a)$56.503    (a)$66.935
                                                                  (b)$47.695    (b)$47.260    (b)$52.972    (b)$62.471
 Ending AUV...................................................... (a)$50.184    (a)$56.503    (a)$66.935    (a)$60.081
                                                                  (b)$47.260    (b)$52.972    (b)$62.471    (b)$55.821
 Ending Number of AUs............................................ (a)440,337    (a)367,070    (a)315,749    (a)272,110
                                                                  (b)56,312     (b)47,656     (b)38,240     (b)36,623

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...................................................  (a)$9.240     (a)$9.476     (a)$9.902    (a)$12.359
                                                                   (b)$8.737     (b)$8.920     (b)$9.279    (b)$11.529
 Ending AUV......................................................  (a)$9.476     (a)$9.902    (a)$12.359    (a)$11.504
                                                                   (b)$8.920     (b)$9.279    (b)$11.529    (b)$10.683
 Ending Number of AUs............................................ (a)68,323     (a)50,726     (a)42,223     (a)28,608
                                                                  (b)15,999     (b)15,995     (b)11,569     (b)12,793

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$36.276    (a)$35.717    (a)$38.123    (a)$46.227
                                                                  (b)$34.309    (b)$33.630    (b)$35.733    (b)$43.136
 Ending AUV...................................................... (a)$35.717    (a)$38.123    (a)$46.227    (a)$42.958
                                                                  (b)$33.630    (b)$35.733    (b)$43.136    (b)$39.904
 Ending Number of AUs............................................ (a)57,571     (a)50,544     (a)41,229     (a)35,738
                                                                  (b)18,296     (b)17,158     (b)11,414     (b)10,935

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$37.403    (a)$36.578    (a)$39.198    (a)$43.221
                                                                  (b)$35.326    (b)$34.392    (b)$36.690    (b)$40.274
 Ending AUV...................................................... (a)$36.578    (a)$39.198    (a)$43.221    (a)$40.015
                                                                  (b)$34.392    (b)$36.690    (b)$40.274    (b)$37.119
 Ending Number of AUs............................................ (a)334,330    (a)285,360    (a)244,912    (a)208,684
                                                                  (b)76,385     (b)66,512     (b)58,644     (b)42,889

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$13.544    (a)$13.342    (a)$12.852    (a)$15.790
                                                                  (b)$12.810    (b)$12.562    (b)$12.047    (b)$14.734
 Ending AUV...................................................... (a)$13.342    (a)$12.852    (a)$15.790    (a)$13.352
                                                                  (b)$12.562    (b)$12.047    (b)$14.734    (b)$12.403
 Ending Number of AUs............................................ (a)552,856    (a)499,899    (a)425,971    (a)381,939
                                                                  (b)98,523     (b)87,626     (b)74,957     (b)62,846

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$28.818    (a)$29.162    (a)$31.992    (a)$36.736
                                                                  (b)$27.081    (b)$27.281    (b)$29.794    (b)$34.059
 Ending AUV...................................................... (a)$29.162    (a)$31.992    (a)$36.736    (a)$33.241
                                                                  (b)$27.281    (b)$29.794    (b)$34.059    (b)$30.680
 Ending Number of AUs............................................ (a)137,734    (a)118,350    (a)102,428    (a)91,154
                                                                  (b)13,942     (b)10,461     (b)9,063      (b)6,478

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-4

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------


                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
                                                                      12/31/09         12/31/10         12/31/11
                                                                  ================ ================ ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$20.109       (a)$24.162       (a)$27.027
                                                                  (b)$19.572       (b)$23.412       (b)$26.070
 Ending AUV...................................................... (a)$24.162       (a)$27.027       (a)$26.799
                                                                  (b)$23.412       (b)$26.070       (b)$25.734
 Ending Number of AUs............................................ (a)179,621       (a)207,434       (a)190,725
                                                                  (b)8,491         (b)14,534        (b)13,613

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$13.828       (a)$19.294       (a)$21.723
                                                                  (b)$13.413       (b)$18.632       (b)$20.883
 Ending AUV...................................................... (a)$19.294       (a)$21.723       (a)$22.255
                                                                  (b)$18.632       (b)$20.883       (b)$21.298
 Ending Number of AUs............................................ (a)467,829       (a)336,050       (a)234,167
                                                                  (b)34,421        (b)27,668        (b)25,792

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$10.433       (a)$13.095       (a)$13.778
                                                                  (b)$10.156       (b)$12.691       (b)$13.292
 Ending AUV...................................................... (a)$13.095       (a)$13.778       (a)$11.669
                                                                  (b)$12.691       (b)$13.292       (b)$11.207
 Ending Number of AUs............................................ (a)1,044,168     (a)872,872       (a)745,392
                                                                  (b)115,408       (b)98,477        (b)88,741

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$12.999       (a)$16.636       (a)$16.865
                                                                  (b)$12.627       (b)$16.088       (b)$16.236
 Ending AUV...................................................... (a)$16.636       (a)$16.865       (a)$14.641
                                                                  (b)$16.088       (b)$16.236       (b)$14.032
 Ending Number of AUs............................................ (a)1,535,750     (a)1,260,936     (a)955,346
                                                                  (b)156,680       (b)142,470       (b)120,598

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$31.735       (a)$42.640       (a)$51.414
                                                                  (b)$30.849       (b)$41.263       (b)$49.530
 Ending AUV...................................................... (a)$42.640       (a)$51.414       (a)$46.952
                                                                  (b)$41.263       (b)$49.530       (b)$45.029
 Ending Number of AUs............................................ (a)1,011,911     (a)785,442       (a)589,535
                                                                  (b)117,750       (b)98,208        (b)88,200

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$18.463       (a)$18.913       (a)$19.507
                                                                  (b)$17.934       (b)$18.289       (b)$18.779
 Ending AUV...................................................... (a)$18.913       (a)$19.507       (a)$20.524
                                                                  (b)$18.289       (b)$18.779       (b)$19.669
 Ending Number of AUs............................................ (a)3,432,528     (a)2,662,134     (a)2,063,580
                                                                  (b)373,299       (b)343,559       (b)291,884

------------------------------------------------------------------



                                                                       FISCAL                FISCAL                FISCAL
                                                                        YEAR                  YEAR                  YEAR
                                                                        ENDED                 ENDED                 ENDED
                                                                      12/31/12              12/31/13              12/31/14
                                                                  ================ ========================== ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$26.799            (a)$29.473            (a)$34.137
                                                                  (b)$25.734            (b)$28.174            (b)$32.486
 Ending AUV...................................................... (a)$29.473            (a)$34.137            (a)$36.040
                                                                  (b)$28.174            (b)$32.486            (b)$34.143
 Ending Number of AUs............................................ (a)158,128       (a)144,489                 (a)130,305
                                                                  (b)13,479        (b)13,417                  (b)12,972

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$22.255            (a)$25.579            (a)$27.118
                                                                  (b)$21.298            (b)$24.369            (b)$25.720
 Ending AUV...................................................... (a)$25.579            (a)$27.118            (a)$26.868
                                                                  (b)$24.369            (b)$25.720            (b)$25.368
 Ending Number of AUs............................................ (a)277,250       (a)207,047                 (a)208,895
                                                                  (b)37,169        (b)31,528                  (b)25,472

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$11.669            (a)$13.905            (a)$16.673
                                                                  (b)$11.207            (b)$13.294            (b)$15.869
 Ending AUV...................................................... (a)$13.905            (a)$16.673            (a)$14.832
                                                                  (b)$13.294            (b)$15.869            (b)$14.054
 Ending Number of AUs............................................ (a)624,030       (a)511,125                 (a)467,238
                                                                  (b)72,500        (b)68,794                  (b)69,792

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$14.641            (a)$17.202            (a)$20.854
                                                                  (b)$14.032            (b)$16.412            (b)$19.807
 Ending AUV...................................................... (a)$17.202            (a)$20.854            (a)$19.108
                                                                  (b)$16.412            (b)$19.807            (b)$18.067
 Ending Number of AUs............................................ (a)781,062       (a)639,978                 (a)575,472
                                                                  (b)105,705       (b)78,018                  (b)69,414

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A                          (a)$--      (a)$12.134
                                                                  (b)N/A                          (b)$--      (b)$12.118
 Ending AUV...................................................... (a)N/A                (a)$12.134            (a)$12.468
                                                                  (b)N/A                (b)$12.118            (b)$12.426
 Ending Number of AUs............................................ (a)N/A           (a)1,729                   (a)4,949
                                                                  (b)N/A           (b)69,049                  (b)93,718

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A                          (a)$--      (a)$12.060
                                                                  (b)N/A                          (b)$--      (b)$12.044
 Ending AUV...................................................... (a)N/A                (a)$12.060            (a)$12.389
                                                                  (b)N/A                (b)$12.044            (b)$12.348
 Ending Number of AUs............................................ (a)N/A           (a)453                     (a)13,714
                                                                  (b)N/A           (b)14,310                  (b)23,902

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$46.952            (a)$57.150            (a)$76.263
                                                                  (b)$45.029            (b)$54.562            (b)$72.485
 Ending AUV...................................................... (a)$57.150            (a)$76.263            (a)$86.347
                                                                  (b)$54.562            (b)$72.485            (b)$81.700
 Ending Number of AUs............................................ (a)480,939       (a)386,400                 (a)322,202
                                                                  (b)67,290        (b)53,839                  (b)45,535

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$20.524            (a)$20.928            (a)$20.132
                                                                  (b)$19.669            (b)$19.966            (b)$19.120
 Ending AUV...................................................... (a)$20.928            (a)$20.132            (a)$20.801
                                                                  (b)$19.966            (b)$19.120            (b)$19.667
 Ending Number of AUs............................................ (a)1,752,477     (a)1,492,838               (a)1,278,009
                                                                  (b)312,262       (b)183,561                 (b)172,043

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR          YEAR
                                                                        ENDED          ENDED         ENDED         ENDED
                                                                      12/31/15        12/31/16      12/31/17      12/31/18
                                                                  ================ ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$36.040       (a)$34.798     (a)$37.873    (a)$42.328
                                                                  (b)$34.143       (b)$32.818     (b)$35.558    (b)$39.563
 Ending AUV...................................................... (a)$34.798       (a)$37.873     (a)$42.328    (a)$39.700
                                                                  (b)$32.818       (b)$35.558     (b)$39.563    (b)$36.939
 Ending Number of AUs............................................ (a)111,144       (a)102,635    (a)94,706     (a)80,427
                                                                  (b)11,608        (b)8,312      (b)6,439      (b)3,553

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$26.868       (a)$25.263     (a)$29.351    (a)$31.645
                                                                  (b)$25.368       (b)$23.746     (b)$27.464    (b)$29.478
 Ending AUV...................................................... (a)$25.263       (a)$29.351     (a)$31.645    (a)$29.900
                                                                  (b)$23.746       (b)$27.464     (b)$29.478    (b)$27.727
 Ending Number of AUs............................................ (a)169,209       (a)153,615    (a)137,599    (a)122,440
                                                                  (b)20,384        (b)19,732     (b)8,396      (b)6,485

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$14.832       (a)$14.338     (a)$14.299    (a)$17.490
                                                                  (b)$14.054       (b)$13.525     (b)$13.428    (b)$16.351
 Ending AUV...................................................... (a)$14.338       (a)$14.299     (a)$17.490    (a)$14.156
                                                                  (b)$13.525       (b)$13.428     (b)$16.351    (b)$13.174
 Ending Number of AUs............................................ (a)383,676       (a)337,330    (a)273,620    (a)252,627
                                                                  (b)70,897        (b)59,202     (b)54,910     (b)41,199

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$19.108       (a)$17.901     (a)$17.836    (a)$21.338
                                                                  (b)$18.067       (b)$16.850     (b)$16.713    (b)$19.905
 Ending AUV...................................................... (a)$17.901       (a)$17.836     (a)$21.338    (a)$17.576
                                                                  (b)$16.850       (b)$16.713     (b)$19.905    (b)$16.322
 Ending Number of AUs............................................ (a)480,244       (a)457,473    (a)394,630    (a)357,850
                                                                  (b)64,424        (b)60,315     (b)42,603     (b)39,133

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$12.468       (a)$11.647     (a)$11.988    (a)$14.164
                                                                  (b)$12.426       (b)$11.585     (b)$11.901    (b)$13.869
 Ending AUV...................................................... (a)$11.647       (a)$11.988     (a)$14.164    (a)$12.997
                                                                  (b)$11.585       (b)$11.901     (b)$13.869    (b)$12.670
 Ending Number of AUs............................................ (a)12,873        (a)10,065     (a)10,878     (a)11,108
                                                                  (b)67,807        (b)31,263     (b)0          (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$12.389       (a)$11.542     (a)$11.953    (a)$13.935
                                                                  (b)$12.348       (b)$11.480     (b)$11.866    (b)$13.646
 Ending AUV...................................................... (a)$11.542       (a)$11.953     (a)$13.935    (a)$12.738
                                                                  (b)11.480        (b)$11.866     (b)$13.646    (b)$12.417
 Ending Number of AUs............................................ (a)13,071        (a)10,203     (a)11,031     (a)10,345
                                                                  (b)22,818        (b)21,161     (b)0          (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$86.347       (a)$92.239     (a)$92.422   (a)$120.571
                                                                  (b)$81.700       (b)$86.883     (b)$86.666   (b)$112.556
 Ending AUV...................................................... (a)$92.239       (a)$92.422    (a)$120.571   (a)$117.565
                                                                  (b)$86.883       (b)$86.666    (b)$112.556   (b)$109.254
 Ending Number of AUs............................................ (a)271,714       (a)235,762    (a)196,048    (a)168,130
                                                                  (b)41,031        (b)36,080     (b)30,850     (b)29,006

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV................................................... (a)$20.801       (a)$20.547     (a)$20.483    (a)$20.730
                                                                  (b)$19.667       (b)$19.340     (b)$19.193    (b)$19.338
 Ending AUV...................................................... (a)$20.547       (a)$20.483     (a)$20.730    (a)$20.373
                                                                  (b)$19.340       (b)$19.193     (b)$19.338    (b)$18.919
 Ending Number of AUs............................................ (a)1,055,777     (a)949,482    (a)839,169    (a)671,198
                                                                  (b)161,006       (b)149,787    (b)143,404    (b)129,321

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-5

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------


                                                                  FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED
                                                                 12/31/09      12/31/10      12/31/11
                                                              ============= ============= =============
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV...............................................  (a)$7.892    (a)$10.892    (a)$12.966
                                                               (b)$7.655    (b)$10.519    (b)$12.464
 Ending AUV.................................................. (a)$10.892    (a)$12.966    (a)$12.486
                                                              (b)$10.519    (b)$12.464    (b)$11.949
 Ending Number of AUs........................................ (a)157,454    (a)143,709    (a)102,668
                                                              (b)20,715     (b)5,361      (b)5,334

--------------------------------------------------------------



                                                                  FISCAL        FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED         ENDED
                                                                 12/31/12      12/31/13      12/31/14      12/31/15
                                                              ============= ============= ============= =============
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV............................................... (a)$12.040    (a)$12.166    (a)$11.355    (a)$11.367
                                                              (b)$11.687    (b)$11.761    (b)$10.928    (b)$10.890
 Ending AUV.................................................. (a)$12.166    (a)$11.355    (a)$11.367    (a)$11.044
                                                              (b)$11.761    (b)$10.928    (b)$10.890    (b)$10.533
 Ending Number of AUs........................................ (a)20,074     (a)44,413     (a)61,011     (a)60,006
                                                              (b)4,933      (b)7,966      (b)8,250      (b)7,779

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$12.486    (a)$14.256    (a)$20.022    (a)$19.779
                                                              (b)$11.949    (b)$13.582    (b)$18.990    (b)$18.675
 Ending AUV.................................................. (a)$14.256    (a)$20.022    (a)$19.779    (a)$19.202
                                                              (b)$13.582    (b)$18.990    (b)$18.675    (b)$18.049
 Ending Number of AUs........................................ (a)112,266    (a)70,471     (a)43,254     (a)31,195
                                                              (b)3,439      (b)4,159      (b)3,268      (b)2,045

--------------------------------------------------------------



                                                                  FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED
                                                                 12/31/16      12/31/17      12/31/18
                                                              ============= ============= =============
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV............................................... (a)$11.044    (a)$11.280    (a)$11.324
                                                              (b)$10.533    (b)$10.710    (b)$10.704
 Ending AUV.................................................. (a)$11.280    (a)$11.324    (a)$11.130
                                                              (b)$10.710    (b)$10.704    (b)$10.473
 Ending Number of AUs........................................ (a)58,809     (a)46,648     (a)38,463
                                                              (b)29,463     (b)6,816      (b)5,654

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)$19.202    (a)$20.258    (a)$25.792
                                                              (b)$18.049    (b)$18.956    (b)$24.027
 Ending AUV.................................................. (a)$20.258    (a)$25.792    (a)$23.617
                                                              (b)$18.956    (b)$24.027    (b)$21.901
 Ending Number of AUs........................................ (a)26,978     (a)25,340     (a)21,830
                                                              (b)1,683      (b)1,727      (b)1,766

--------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-6

IF YOU PURCHASED YOUR CONTRACT ON OR BEFORE SEPTEMBER 30, 2002, CLASS 2 SHARES (0.15% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT INSTEAD OF CLASS 3 SHARES.
--------------------------------------------------------------------------------



                                                                  FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED
                                                                 12/31/09      12/31/10      12/31/11
                                                              ============= ============= =============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
SA AB GROWTH - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV............................................... (a)$21.510    (a)$29.834    (a)$32.345
                                                              (b)$20.902    (b)$28.862    (b)$31.150
 Ending AUV.................................................. (a)$29.834    (a)$32.345    (a)$31.077
                                                              (b)$28.862    (b)$31.150    (b)$29.795
 Ending Number of AUs........................................ (a)15,927     (a)12,904     (a)11,462
                                                              (b)6,678      (b)6,327      (b)4,621

--------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV............................................... (a)$11.795    (a)$16.528    (a)$20.454
                                                              (b)$11.455    (b)$15.981    (b)$19.689
 Ending AUV.................................................. (a)$16.528    (a)$20.454    (a)$18.508
                                                              (b)$15.981    (b)$19.689    (b)$17.736
 Ending Number of AUs........................................ (a)33,151     (a)31,750     (a)25,510
                                                              (b)4,723      (b)4,081      (b)6,973

--------------------------------------------------------------



                                                                  FISCAL        FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED         ENDED
                                                                 12/31/12      12/31/13      12/31/14      12/31/15
                                                              ============= ============= ============= =============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A        (b)N/A

--------------------------------------------------------------
SA AB GROWTH - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV............................................... (a)$31.077    (a)$35.635    (a)$48.168    (a)$54.081
                                                              (b)$29.795    (b)$34.010    (b)$45.767    (b)$51.154
 Ending AUV.................................................. (a)$35.635    (a)$48.168    (a)$54.081    (a)$59.174
                                                              (b)$34.010    (b)$45.767    (b)$51.154    (b)$55.720
 Ending Number of AUs........................................ (a)10,385     (a)6,529      (a)5,965      (a)5,182
                                                              (b)3,778      (b)3,748      (b)3,178      (b)2,869

--------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV............................................... (a)$18.508    (a)$21.587    (a)$29.255    (a)$31.399
                                                              (b)$17.736    (b)$20.593    (b)$27.783    (b)$29.685
 Ending AUV.................................................. (a)$21.587    (a)$29.255    (a)$31.399    (a)$29.076
                                                              (b)$20.593    (b)$27.783    (b)$29.685    (b)$27.366
 Ending Number of AUs........................................ (a)26,016     (a)22,554     (a)21,129     (a)21,007
                                                              (b)6,129      (b)7,765      (b)7,745      (b)7,940

--------------------------------------------------------------



                                                                  FISCAL        FISCAL        FISCAL
                                                                   YEAR          YEAR          YEAR
                                                                  ENDED         ENDED          ENDED
                                                                 12/31/16      12/31/17      12/31/18
                                                              ============= ============= ==============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A        (a)$24.708
                                                              (b)N/A        (b)N/A         (b)$22.926
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)3,496
                                                              (b)N/A        (b)N/A        (b)4,001

--------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A         (a)$12.487
                                                              (b)N/A        (b)N/A         (b)$12.338
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)22,468
                                                              (b)N/A        (b)N/A        (b)9,008

--------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A         (a)$20.240
                                                              (b)N/A        (b)N/A         (b)$18.796
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)3,489
                                                              (b)N/A        (b)N/A        (b)157

--------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A         (a)$21.533
                                                              (b)N/A        (b)N/A         (b)$19.840
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)8,461
                                                              (b)N/A        (b)N/A        (b)12,087

--------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A         (a)$23.142
                                                              (b)N/A        (b)N/A         (b)$21.653
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)3,762
                                                              (b)N/A        (b)N/A        (b)9,786

--------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/30/02)
 Beginning AUV............................................... (a)N/A        (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A        (b)N/A
 Ending AUV.................................................. (a)N/A        (a)N/A         (a)$19.205
                                                              (b)N/A        (b)N/A         (b)$17.700
 Ending Number of AUs........................................ (a)N/A        (a)N/A        (a)290
                                                              (b)N/A        (b)N/A        (b)393

--------------------------------------------------------------
SA AB GROWTH - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV............................................... (a)$59.174    (a)$59.835     (a)$77.677
                                                              (b)$55.720    (b)$56.090     (b)$72.490
 Ending AUV.................................................. (a)$59.835    (a)$77.677     (a)$78.150
                                                              (b)$56.090    (b)$72.490     (b)$72.601
 Ending Number of AUs........................................ (a)4,560      (a)4,453      (a)9,110
                                                              (b)2,498      (b)2,405      (b)5,589

--------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV............................................... (a)$29.076    (a)$35.733     (a)$39.740
                                                              (b)$27.366    (b)$33.480     (b)$37.068
 Ending AUV.................................................. (a)$35.733    (a)$39.740     (a)$33.176
                                                              (b)$33.480    (b)$37.068     (b)$30.805
 Ending Number of AUs........................................ (a)17,637     (a)17,286     (a)14,897
                                                              (b)6,332      (b)5,976      (b)5,654

--------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-7

IF YOU PURCHASED YOUR CONTRACT ON OR BEFORE SEPTEMBER 30, 2002, CLASS 2 SHARES (0.15% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT INSTEAD OF CLASS 3 SHARES.
--------------------------------------------------------------------------------


                                                                     FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED
                                                                    12/31/09     12/31/10     12/31/11
                                                                  ============ ============ ============
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$1.374    (a)$2.032    (a)$2.403
                                                                   (b)$1.331    (b)$1.960    (b)$2.307
 Ending AUV......................................................  (a)$2.032    (a)$2.403    (a)$2.236
                                                                   (b)$1.960    (b)$2.307    (b)$2.137
 Ending Number of AUs............................................ (a)9,233     (a)8,188     (a)7,125
                                                                  (b)22,550    (b)28,270    (b)2,320

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$13.591   (a)$13.372   (a)$13.120
                                                                  (b)$13.213   (b)$12.943   (b)$12.641
 Ending AUV...................................................... (a)$13.372   (a)$13.120   (a)$12.867
                                                                  (b)$12.943   (b)$12.641   (b)$12.342
 Ending Number of AUs............................................ (a)93,672    (a)74,878    (a)62,032
                                                                  (b)7,954     (b)7,174     (b)6,865

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$9.041   (a)$10.683   (a)$12.264
                                                                   (b)$8.793   (b)$10.343   (b)$11.821
 Ending AUV...................................................... (a)$10.683   (a)$12.264   (a)$13.591
                                                                  (b)$10.343   (b)$11.821   (b)$13.041
 Ending Number of AUs............................................ (a)2,229     (a)1,965     (a)1,172
                                                                  (b)5,008     (b)4,671     (b)3,805

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$16.762   (a)$21.590   (a)$23.561
                                                                  (b)$16.265   (b)$20.856   (b)$22.659
 Ending AUV...................................................... (a)$21.590   (a)$23.561   (a)$24.657
                                                                  (b)$20.856   (b)$22.659   (b)$23.606
 Ending Number of AUs............................................ (a)41,781    (a)38,055    (a)17,385
                                                                  (b)18,687    (b)22,441    (b)18,898

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$14.568   (a)$18.594   (a)$21.924
                                                                  (b)$14.151   (b)$17.981   (b)$21.106
 Ending AUV...................................................... (a)$18.594   (a)$21.924   (a)$23.319
                                                                  (b)$17.981   (b)$21.106   (b)$22.347
 Ending Number of AUs............................................ (a)16,778    (a)14,180    (a)10,668
                                                                  (b)4,849     (b)6,300     (b)5,844

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$20.324   (a)$21.486   (a)$22.456
                                                                  (b)$19.766   (b)$20.803   (b)$21.645
 Ending AUV...................................................... (a)$21.486   (a)$22.456   (a)$23.355
                                                                  (b)$20.803   (b)$21.645   (b)$22.409
 Ending Number of AUs............................................ (a)17,014    (a)14,799    (a)17,455
                                                                  (b)5,161     (b)4,590     (b)4,960

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 2 Share
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$4.249    (a)$4.941    (a)$6.042
                                                                   (b)$4.119    (b)$4.768    (b)$5.804
 Ending AUV......................................................  (a)$4.941    (a)$6.042    (a)$5.801
                                                                   (b)$4.768    (b)$5.804    (b)$5.548
 Ending Number of AUs............................................ (a)5,797     (a)5,487     (a)3,806
                                                                  (b)5,546     (b)5,203     (b)4,629

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$12.285   (a)$14.985   (a)$16.481
                                                                  (b)$11.936   (b)$14.494   (b)$15.869
 Ending AUV...................................................... (a)$14.985   (a)$16.481   (a)$16.577
                                                                  (b)$14.494   (b)$15.869   (b)$15.890
 Ending Number of AUs............................................ (a)13,264    (a)13,060    (a)12,761
                                                                  (b)13,323    (b)12,006    (b)10,085

------------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
                                                                    12/31/12     12/31/13     12/31/14     12/31/15     12/31/16
                                                                  ============ ============ ============ ============ ============
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$2.236    (a)$2.369    (a)$2.934    (a)$3.602    (a)$3.900
                                                                   (b)$2.137    (b)$2.255    (b)$2.780    (b)$3.397    (b)$3.661
 Ending AUV......................................................  (a)$2.369    (a)$2.934    (a)$3.602    (a)$3.900    (a)$4.481
                                                                   (b)$2.255    (b)$2.780    (b)$3.397    (b)$3.661    (b)$4.188
 Ending Number of AUs............................................ (a)5,486     (a)5,513     (a)4,670     (a)4,657     (a)962
                                                                  (b)2,326     (b)2,328     (b)2,206     (b)1,513     (b)1

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$12.867   (a)$12.623   (a)$12.382   (a)$12.143   (a)$11.917
                                                                  (b)$12.342   (b)$12.053   (b)$11.770   (b)$11.491   (b)$11.226
 Ending AUV...................................................... (a)$12.623   (a)$12.382   (a)$12.143   (a)$11.917   (a)$11.709
                                                                  (b)$12.053   (b)$11.770   (b)$11.491   (b)$11.226   (b)$10.981
 Ending Number of AUs............................................ (a)48,847    (a)39,890    (a)17,596    (a)15,166    (a)14,609
                                                                  (b)6,879     (b)6,974     (b)3,819     (b)2,571     (b)2,464

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$13.591   (a)$15.213   (a)$20.441   (a)$22.264   (a)$22.349
                                                                  (b)$13.041   (b)$14.531   (b)$19.438   (b)$21.077   (b)$21.061
 Ending AUV...................................................... (a)$15.213   (a)$20.441   (a)$22.264   (a)$22.349   (a)$25.920
                                                                  (b)$14.531   (b)$19.438   (b)$21.077   (b)$21.061   (b)$24.318
 Ending Number of AUs............................................ (a)1,027     (a)8,395     (a)7,965     (a)7,519     (a)4,274
                                                                  (b)4,086     (b)4,070     (b)4,058     (b)4,043     (b)3,108

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$24.657   (a)$27.016   (a)$26.941   (a)$28.033   (a)$27.232
                                                                  (b)$23.606   (b)$25.748   (b)$25.562   (b)$26.478   (b)$25.606
 Ending AUV...................................................... (a)$27.016   (a)$26.941   (a)$28.033   (a)$27.232   (a)$29.125
                                                                  (b)$25.748   (b)$25.562   (b)$26.478   (b)$25.606   (b)$27.264
 Ending Number of AUs............................................ (a)16,440    (a)16,253    (a)15,338    (a)13,807    (a)9,717
                                                                  (b)16,203    (b)14,820    (b)13,510    (b)13,018    (b)8,798

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST
  Class 2
Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$23.319   (a)$26.884   (a)$25.888   (a)$33.039   (a)$33.085
                                                                  (b)$22.347   (b)$25.648   (b)$24.587   (b)$31.239   (b)$31.142
 Ending AUV...................................................... (a)$26.884   (a)$25.888   (a)$33.039   (a)$33.085   (a)$35.347
                                                                  (b)$25.648   (b)$24.587   (b)$31.239   (b)$31.142   (b)$33.121
 Ending Number of AUs............................................ (a)8,477     (a)8,552     (a)8,409     (a)3,161     (a)2,168
                                                                  (b)5,895     (b)5,371     (b)5,271     (b)4,704     (b)3,211

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$23.355   (a)$23.859   (a)$22.634   (a)$22.184   (a)$21.190
                                                                  (b)$22.409   (b)$22.790   (b)$21.523   (b)$21.000   (b)$19.969
 Ending AUV...................................................... (a)$23.859   (a)$22.634   (a)$22.184   (a)$21.190   (a)$21.113
                                                                  (b)$22.790   (b)$21.523   (b)$21.000   (b)$19.969   (b)$19.807
 Ending Number of AUs............................................ (a)17,278    (a)13,137    (a)9,471     (a)7,386     (a)7,056
                                                                  (b)4,875     (b)5,052     (b)4,349     (b)4,293     (b)4,305

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 2 Share
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$5.801    (a)$6.707    (a)$9.090    (a)$9.272    (a)$9.059
                                                                   (b)$5.548    (b)$6.386    (b)$8.615    (b)$8.749    (b)$8.509
 Ending AUV......................................................  (a)$6.707    (a)$9.090    (a)$9.272    (a)$9.059    (a)$9.258
                                                                   (b)$6.386    (b)$8.615    (b)$8.749    (b)$8.509    (b)$8.657
 Ending Number of AUs............................................ (a)2,938     (a)2,734     (a)2,742     (a)2,743     (a)2,505
                                                                  (b)5,337     (b)4,357     (b)4,318     (b)4,155     (b)2,756

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$16.577   (a)$18.442   (a)$21.671   (a)$23.751   (a)$23.365
                                                                  (b)$15.890   (b)$17.599   (b)$20.587   (b)$22.462   (b)$21.997
 Ending AUV...................................................... (a)$18.442   (a)$21.671   (a)$23.751   (a)$23.365   (a)$24.625
                                                                  (b)$17.599   (b)$20.587   (b)$22.462   (b)$21.997   (b)$23.080
 Ending Number of AUs............................................ (a)4,369     (a)4,137     (a)4,093     (a)3,759     (a)3,470
                                                                  (b)10,263    (b)10,040    (b)2,667     (b)2,526     (b)2,525

------------------------------------------------------------------



                                                                     FISCAL       FISCAL
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                    12/31/17     12/31/18
                                                                  ============ ============
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$4.481    (a)$5.957
                                                                   (b)$4.188    (b)$5.543
 Ending AUV......................................................  (a)$5.957    (a)$5.380
                                                                   (b)$5.543    (b)$4.984
 Ending Number of AUs............................................ (a)862       (a)865
                                                                  (b)1         (b)1

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$11.709   (a)$11.597
                                                                  (b)$10.981   (b)$10.827
 Ending AUV...................................................... (a)$11.597   (a)$11.577
                                                                  (b)$10.827   (b)$10.760
 Ending Number of AUs............................................ (a)11,285    (a)13,477
                                                                  (b)2,366     (b)5,155

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$25.920   (a)$30.289
                                                                  (b)$24.318   (b)$28.289
 Ending AUV...................................................... (a)$30.289   (a)$29.701
                                                                  (b)$28.289   (b)$27.615
 Ending Number of AUs............................................ (a)2,795     (a)57
                                                                  (b)3,048     (b)2,987

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$29.125   (a)$30.546
                                                                  (b)$27.264   (b)$28.466
 Ending AUV...................................................... (a)$30.546   (a)$29.189
                                                                  (b)$28.466   (b)$27.079
 Ending Number of AUs............................................ (a)9,316     (a)7,815
                                                                  (b)9,436     (b)8,992

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$35.347   (a)$36.635
                                                                  (b)$33.121   (b)$34.175
 Ending AUV...................................................... (a)$36.635   (a)$33.695
                                                                  (b)$34.175   (b)$31.291
 Ending Number of AUs............................................ (a)1,704     (a)1,665
                                                                  (b)3,250     (b)3,261

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$21.113   (a)$22.179
                                                                  (b)$19.807   (b)$20.714
 Ending AUV...................................................... (a)$22.179   (a)$21.277
                                                                  (b)$20.714   (b)$19.782
 Ending Number of AUs............................................ (a)6,754     (a)6,022
                                                                  (b)4,486     (b)4,862

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 2 Share
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$9.258   (a)$11.368
                                                                   (b)$8.657   (b)$10.583
 Ending AUV...................................................... (a)$11.368   (a)$10.654
                                                                  (b)$10.583    (b)$9.873
 Ending Number of AUs............................................ (a)2,484     (a)2,465
                                                                  (b)2,627     (b)2,603

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$24.625   (a)$27.745
                                                                  (b)$23.080   (b)$25.888
 Ending AUV...................................................... (a)$27.745   (a)$25.176
                                                                  (b)$25.888   (b)$23.384
 Ending Number of AUs............................................ (a)3,166     (a)2,726
                                                                  (b)2,525     (b)2,522

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-8

IF YOU PURCHASED YOUR CONTRACT ON OR BEFORE SEPTEMBER 30, 2002, CLASS 2 SHARES (0.15% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT INSTEAD OF CLASS 3 SHARES.
--------------------------------------------------------------------------------


                                                                 FISCAL        FISCAL        FISCAL
                                                                  YEAR          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED
                                                                12/31/09      12/31/10      12/31/11
                                                             ============= ============= =============
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$11.324    (a)$19.673    (a)$22.930
                                                             (b)$10.996    (b)$19.017    (b)$22.066
 Ending AUV................................................. (a)$19.673    (a)$22.930    (a)$16.667
                                                             (b)$19.017    (b)$22.066    (b)$15.967
 Ending Number of AUs....................................... (a)14,500     (a)13,404     (a)11,536
                                                             (b)5,857      (b)4,369      (b)1,620

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$19.249    (a)$24.264    (a)$26.607
                                                             (b)$18.656    (b)$23.412    (b)$25.557
 Ending AUV................................................. (a)$24.264    (a)$26.607    (a)$28.350
                                                             (b)$23.412    (b)$25.557    (b)$27.108
 Ending Number of AUs....................................... (a)12,222     (a)10,091     (a)7,473
                                                             (b)8,418      (b)7,494      (b)5,201

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$14.617    (a)$18.601    (a)$20.916
                                                             (b)$14.238    (b)$18.037    (b)$20.191
 Ending AUV................................................. (a)$18.601    (a)$20.916    (a)$18.434
                                                             (b)$18.037    (b)$20.191    (b)$17.714
 Ending Number of AUs....................................... (a)17,447     (a)16,501     (a)14,737
                                                             (b)5,137      (b)4,543      (b)1,572

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV..............................................  (a)$6.917     (a)$9.689    (a)$11.953
                                                              (b)$6.711     (b)$9.358    (b)$11.494
 Ending AUV.................................................  (a)$9.689    (a)$11.953    (a)$11.058
                                                              (b)$9.358    (b)$11.494    (b)$10.585
 Ending Number of AUs....................................... (a)35,236     (a)28,930     (a)23,495
                                                             (b)14,790     (b)15,864     (b)15,024

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$24.447    (a)$32.098    (a)$35.412
                                                             (b)$23.708    (b)$30.989    (b)$34.034
 Ending AUV................................................. (a)$32.098    (a)$35.412    (a)$33.352
                                                             (b)$30.989    (b)$34.034    (b)$31.911
 Ending Number of AUs....................................... (a)44,493     (a)39,697     (a)30,006
                                                             (b)17,731     (b)16,512     (b)13,539

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV..............................................  (a)$4.253     (a)$5.724     (a)$6.333
                                                              (b)$4.134     (b)$5.539     (b)$6.102
 Ending AUV.................................................  (a)$5.724     (a)$6.333     (a)$5.880
                                                              (b)$5.539     (b)$6.102     (b)$5.640
 Ending Number of AUs....................................... (a)46,440     (a)43,976     (a)5,338
                                                             (b)2,526      (b)2,473      (b)1,960

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$16.858    (a)$21.011    (a)$22.975
                                                             (b)$16.416    (b)$20.368    (b)$22.175
 Ending AUV................................................. (a)$21.011    (a)$22.975    (a)$22.163
                                                             (b)$20.368    (b)$22.175    (b)$21.295
 Ending Number of AUs....................................... (a)8,289      (a)6,945      (a)5,722
                                                             (b)1,459      (b)1,187      (b)2,721

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$21.919    (a)$25.540    (a)$27.638
                                                             (b)$21.283    (b)$24.687    (b)$26.595
 Ending AUV................................................. (a)$25.540    (a)$27.638    (a)$27.704
                                                             (b)$24.687    (b)$26.595    (b)$26.539
 Ending Number of AUs....................................... (a)43,297     (a)27,863     (a)23,196
                                                             (b)29,103     (b)28,649     (b)26,017

-------------------------------------------------------------



                                                                 FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                                  YEAR          YEAR          YEAR          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
                                                                12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
                                                             ============= ============= ============= ============= =============
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$16.667    (a)$19.465    (a)$18.495    (a)$17.118    (a)$14.431
                                                             (b)$15.967    (b)$18.564    (b)$17.560    (b)$16.179    (b)$13.578
 Ending AUV................................................. (a)$19.465    (a)$18.495    (a)$17.118    (a)$14.431    (a)$15.708
                                                             (b)$18.564    (b)$17.560    (b)$16.179    (b)$13.578    (b)$14.714
 Ending Number of AUs....................................... (a)9,642      (a)9,877      (a)10,095     (a)3,786      (a)2,866
                                                             (b)1,576      (b)1,792      (b)2,673      (b)2,876      (b)591

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$28.350    (a)$31.711    (a)$41.092    (a)$46.112    (a)$44.362
                                                             (b)$27.108    (b)$30.186    (b)$38.940    (b)$43.501    (b)$41.662
 Ending AUV................................................. (a)$31.711    (a)$41.092    (a)$46.112    (a)$44.362    (a)$50.413
                                                             (b)$30.186    (b)$38.940    (b)$43.501    (b)$41.662    (b)$47.133
 Ending Number of AUs....................................... (a)7,547      (a)6,105      (a)5,954      (a)5,619      (a)4,712
                                                             (b)5,366      (b)4,985      (b)4,987      (b)4,989      (b)1,507

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$18.434    (a)$21.189    (a)$26.299    (a)$26.948    (a)$26.176
                                                             (b)$17.714    (b)$20.271    (b)$25.046    (b)$25.549    (b)$24.706
 Ending AUV................................................. (a)$21.189    (a)$26.299    (a)$26.948    (a)$26.176    (a)$27.202
                                                             (b)$20.271    (b)$25.046    (b)$25.549    (b)$24.706    (b)$25.559
 Ending Number of AUs....................................... (a)13,083     (a)12,094     (a)11,254     (a)8,289      (a)6,973
                                                             (b)1,722      (b)1,702      (b)1,696      (b)1,466      (b)1,462

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$11.058    (a)$12.621    (a)$17.678    (a)$19.344    (a)$19.591
                                                             (b)$10.585    (b)$12.027    (b)$16.770    (b)$18.268    (b)$18.419
 Ending AUV................................................. (a)$12.621    (a)$17.678    (a)$19.344    (a)$19.591    (a)$19.306
                                                             (b)$12.027    (b)$16.770    (b)$18.268    (b)$18.419    (b)$18.070
 Ending Number of AUs....................................... (a)20,192     (a)16,529     (a)16,196     (a)13,392     (a)11,618
                                                             (b)16,005     (b)14,894     (b)15,340     (b)14,654     (b)11,837

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$33.352    (a)$36.969    (a)$48.603    (a)$51.020    (a)$50.833
                                                             (b)$31.911    (b)$35.213    (b)$46.087    (b)$48.161    (b)$47.769
 Ending AUV................................................. (a)$36.969    (a)$48.603    (a)$51.020    (a)$50.833    (a)$57.291
                                                             (b)$35.213    (b)$46.087    (b)$48.161    (b)$47.769    (b)$53.597
 Ending Number of AUs....................................... (a)28,369     (a)18,456     (a)18,961     (a)16,845     (a)13,911
                                                             (b)12,448     (b)13,287     (b)11,136     (b)10,194     (b)8,622

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV............................................... (a)$5.880     (a)$6.452     (a)$8.501     (a)$9.357     (a)$9.606
                                                              (b)$5.640     (b)$6.161     (b)$8.081     (b)$8.855     (b)$9.049
 Ending AUV.................................................  (a)$6.452     (a)$8.501     (a)$9.357     (a)$9.606    (a)$10.047
                                                              (b)$6.161     (b)$8.081     (b)$8.855     (b)$9.049     (b)$9.422
 Ending Number of AUs....................................... (a)4,807      (a)4,476      (a)4,428      (a)4,397      (a)4,380
                                                             (b)2,561      (b)1,177      (b)1,173      (b)650        (b)650

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$22.163    (a)$25.970    (a)$33.667    (a)$36.711    (a)$36.182
                                                             (b)$21.295    (b)$24.841    (b)$32.059    (b)$34.801    (b)$34.146
 Ending AUV................................................. (a)$25.970    (a)$33.667    (a)$36.711    (a)$36.182    (a)$38.658
                                                             (b)$24.841    (b)$32.059    (b)$34.801    (b)$34.146    (b)$36.318
 Ending Number of AUs....................................... (a)5,121      (a)1,889      (a)1,322      (a)1,154      (a)1,020
                                                             (b)1,782      (b)2,110      (b)1,987      (b)1,903      (b)1,903

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...............................................(a)$27.704    (a)$30.328    (a)$35.496    (a)$37.857    (a)$37.059
                                                             (b)$26.539    (b)$28.922    (b)$33.698    (b)$35.779    (b)$34.867
 Ending AUV................................................. (a)$30.328    (a)$35.496    (a)$37.857    (a)$37.059    (a)$39.753
                                                             (b)$28.922    (b)$33.698    (b)$35.779    (b)$34.867    (b)$37.235
 Ending Number of AUs....................................... (a)21,976     (a)20,498     (a)18,839     (a)16,809     (a)14,632
                                                             (b)23,767     (b)22,861     (b)20,524     (b)18,577     (b)17,015

-------------------------------------------------------------



                                                                 FISCAL        FISCAL
                                                                  YEAR          YEAR
                                                                 ENDED         ENDED
                                                                12/31/17      12/31/18
                                                             ============= =============
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$15.708    (a)$21.986
                                                             (b)$14.714    (b)$20.502
 Ending AUV................................................. (a)$21.986    (a)$17.435
                                                             (b)$20.502    (b)$16.184
 Ending Number of AUs....................................... (a)2,038      (a)1,827
                                                             (b)598        (b)608

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$50.413    (a)$58.648
                                                             (b)$47.133    (b)$54.587
 Ending AUV................................................. (a)$58.648    (a)$55.104
                                                             (b)$54.587    (b)$51.057
 Ending Number of AUs....................................... (a)4,672      (a)3,063
                                                             (b)1,458      (b)1,417

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$27.202    (a)$33.265
                                                             (b)$25.559    (b)$31.116
 Ending AUV................................................. (a)$33.265    (a)$29.094
                                                             (b)$31.116    (b)$27.091
 Ending Number of AUs....................................... (a)6,582      (a)5,965
                                                             (b)1,458      (b)942

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$19.306    (a)$24.617
                                                             (b)$18.070    (b)$22.937
 Ending AUV................................................. (a)$24.617    (a)$23.021
                                                             (b)$22.937    (b)$21.353
 Ending Number of AUs....................................... (a)10,611     (a)10,011
                                                             (b)11,368     (b)10,611

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$57.291    (a)$67.936
                                                             (b)$53.597    (b)$63.271
 Ending AUV................................................. (a)$67.936    (a)$61.017
                                                             (b)$63.271    (b)$56.571
 Ending Number of AUs....................................... (a)11,119     (a)10,162
                                                             (b)7,862      (b)7,520

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$10.047    (a)$12.553
                                                              (b)$9.422    (b)$11.720
 Ending AUV................................................. (a)$12.553    (a)$11.688
                                                             (b)$11.720    (b)$10.863
 Ending Number of AUs....................................... (a)4,139      (a)3,977
                                                             (b)650        (b)650

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$38.658    (a)$46.922
                                                             (b)$36.318    (b)$43.885
 Ending AUV................................................. (a)$46.922    (a)$43.649
                                                             (b)$43.885    (b)$40.639
 Ending Number of AUs....................................... (a)878        (a)692
                                                             (b)995        (b)999

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV.............................................. (a)$39.753    (a)$43.877
                                                             (b)$37.235    (b)$40.913
 Ending AUV................................................. (a)$43.877    (a)$40.672
                                                             (b)$40.913    (b)$37.753
 Ending Number of AUs....................................... (a)12,410     (a)9,055
                                                             (b)16,006     (b)15,861

-------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-9

IF YOU PURCHASED YOUR CONTRACT ON OR BEFORE SEPTEMBER 30, 2002, CLASS 2 SHARES (0.15% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT INSTEAD OF CLASS 3 SHARES.
--------------------------------------------------------------------------------


                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                      ENDED        ENDED         ENDED
                                                                    12/31/09      12/31/10      12/31/11
                                                                  ============ ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$9.765   (a)$12.402    (a)$13.233
                                                                   (b)$9.492   (b)$12.002    (b)$12.748
 Ending AUV...................................................... (a)$12.402   (a)$13.233    (a)$11.113
                                                                  (b)$12.002   (b)$12.748    (b)$10.657
 Ending Number of AUs............................................ (a)41,235    (a)41,115     (a)28,497
                                                                  (b)37,931    (b)36,149     (b)32,695

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$12.332   (a)$16.020    (a)$18.447
                                                                  (b)$11.959   (b)$15.466    (b)$17.728
 Ending AUV...................................................... (a)$16.020   (a)$18.447    (a)$18.123
                                                                  (b)$15.466   (b)$17.728    (b)$17.337
 Ending Number of AUs............................................ (a)23,773    (a)22,669     (a)14,910
                                                                  (b)1,842     (b)1,785      (b)1,479

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$20.265   (a)$24.374    (a)$27.291
                                                                  (b)$19.644   (b)$23.521    (b)$26.217
 Ending AUV...................................................... (a)$24.374   (a)$27.291    (a)$27.088
                                                                  (b)$23.521   (b)$26.217    (b)$25.905
 Ending Number of AUs............................................ (a)11,138    (a)6,380      (a)6,198
                                                                  (b)28,442    (b)27,486     (b)25,689

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$13.907   (a)$19.424    (a)$21.892
                                                                  (b)$13.480   (b)$18.744    (b)$21.030
 Ending AUV...................................................... (a)$19.424   (a)$21.892    (a)$22.450
                                                                  (b)$18.744   (b)$21.030    (b)$21.469
 Ending Number of AUs............................................ (a)14,103    (a)12,095     (a)5,729
                                                                  (b)9,488     (b)7,427      (b)11,618

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$10.539   (a)$13.241    (a)$13.946
                                                                  (b)$10.267   (b)$12.841    (b)$13.464
 Ending AUV...................................................... (a)$13.241   (a)$13.946    (a)$11.823
                                                                  (b)$12.841   (b)$13.464    (b)$11.363
 Ending Number of AUs............................................ (a)24,695    (a)18,571     (a)8,402
                                                                  (b)9,891     (b)9,388      (b)8,874

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV................................................... (a)$13.067   (a)$16.740    (a)$16.987
                                                                  (b)$12.531   (b)$15.981    (b)$16.144
 Ending AUV...................................................... (a)$16.740   (a)$16.987    (a)$14.763
                                                                  (b)$15.981   (b)$16.144    (b)$13.966
 Ending Number of AUs............................................ (a)11,347    (a)8,331      (a)12,724
                                                                  (b)6,661     (b)2,871      (b)1,764

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$32.182   (a)$43.284    (a)$52.243
                                                                  (b)$31.296   (b)$41.904    (b)$50.350
 Ending AUV...................................................... (a)$43.284   (a)$52.243    (a)$47.757
                                                                  (b)$41.904   (b)$50.350    (b)$45.819
 Ending Number of AUs............................................ (a)21,332    (a)17,487     (a)14,846
                                                                  (b)10,918    (b)10,659     (b)11,313

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$18.601   (a)$19.073    (a)$19.693
                                                                  (b)$18.038   (b)$18.413    (b)$18.926
 Ending AUV...................................................... (a)$19.073   (a)$19.693    (a)$20.739
                                                                  (b)$18.413   (b)$18.926    (b)$19.842
 Ending Number of AUs............................................ (a)85,249    (a)70,213     (a)63,687
                                                                  (b)27,860    (b)26,799     (b)25,159

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/12      12/31/13      12/31/14      12/31/15
                                                                  ============= ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$11.113    (a)$12.825    (a)$15.214    (a)$13.697
                                                                  (b)$10.657    (b)$12.244    (b)$14.460    (b)$12.960
 Ending AUV...................................................... (a)$12.825    (a)$15.214    (a)$13.697    (a)$13.507
                                                                  (b)$12.244    (b)$14.460    (b)$12.960    (b)$12.722
 Ending Number of AUs............................................ (a)18,004     (a)16,629     (a)15,944     (a)15,357
                                                                  (b)30,584     (b)30,390     (b)23,398     (b)14,076

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$18.123    (a)$20.825    (a)$26.876    (a)$29.191
                                                                  (b)$17.337    (b)$19.833    (b)$25.481    (b)$27.551
 Ending AUV...................................................... (a)$20.825    (a)$26.876    (a)$29.191    (a)$29.569
                                                                  (b)$19.833    (b)$25.481    (b)$27.551    (b)$27.783
 Ending Number of AUs............................................ (a)14,171     (a)10,177     (a)9,506      (a)9,042
                                                                  (b)1,331      (b)1,027      (b)952        (b)756

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$27.088    (a)$29.821    (a)$34.574    (a)$36.538
                                                                  (b)$25.905    (b)$28.391    (b)$32.768    (b)$34.475
 Ending AUV...................................................... (a)$29.821    (a)$34.574    (a)$36.538    (a)$35.314
                                                                  (b)$28.391    (b)$32.768    (b)$34.475    (b)$33.170
 Ending Number of AUs............................................ (a)6,094      (a)10,439     (a)9,979      (a)9,359
                                                                  (b)25,411     (b)25,372     (b)14,488     (b)14,568

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$22.450    (a)$25.829    (a)$27.411    (a)$27.186
                                                                  (b)$21.469    (b)$24.589    (b)$25.978    (b)$25.649
 Ending AUV...................................................... (a)$25.829    (a)$27.411    (a)$27.186    (a)$25.587
                                                                  (b)$24.589    (b)$25.978    (b)$25.649    (b)$24.033
 Ending Number of AUs............................................ (a)5,361      (a)7,059      (a)7,371      (a)7,232
                                                                  (b)11,299     (b)8,446      (b)8,235      (b)7,568

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$11.823    (a)$14.102    (a)$16.926    (a)$15.072
                                                                  (b)$11.363    (b)$13.493    (b)$16.122    (b)$14.292
 Ending AUV...................................................... (a)$14.102    (a)$16.926    (a)$15.072    (a)$14.585
                                                                  (b)$13.493    (b)$16.122    (b)$14.292    (b)$13.768
 Ending Number of AUs............................................ (a)8,462      (a)8,398      (a)8,888      (a)8,813
                                                                  (b)8,446      (b)8,265      (b)7,508      (b)7,258

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV................................................... (a)$14.763    (a)$17.362    (a)$21.069    (a)$19.324
                                                                  (b)$13.966    (b)$16.351    (b)$19.754    (b)$18.037
 Ending AUV...................................................... (a)$17.362    (a)$21.069    (a)$19.324    (a)$18.121
                                                                  (b)$16.351    (b)$19.754    (b)$18.037    (b)$16.838
 Ending Number of AUs............................................ (a)12,337     (a)6,582      (a)6,527      (a)6,372
                                                                  (b)1,436      (b)1,436      (b)1,435      (b)2,201

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$47.757    (a)$58.188    (a)$77.726    (a)$88.091
                                                                  (b)$45.819    (b)$55.576    (b)$73.905    (b)$83.384
 Ending AUV...................................................... (a)$58.188    (a)$77.726    (a)$88.091    (a)$94.196
                                                                  (b)$55.576    (b)$73.905    (b)$83.384    (b)$88.763
 Ending Number of AUs............................................ (a)13,953     (a)11,871     (a)11,861     (a)9,722
                                                                  (b)10,712     (b)9,841      (b)7,998      (b)7,022

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$20.739    (a)$21.169    (a)$20.384    (a)$21.083
                                                                  (b)$19.842    (b)$20.162    (b)$19.327    (b)$19.900
 Ending AUV...................................................... (a)$21.169    (a)$20.384    (a)$21.083    (a)$20.846
                                                                  (b)$20.162    (b)$19.327    (b)$19.900    (b)$19.588
 Ending Number of AUs............................................ (a)52,363     (a)30,105     (a)26,073     (a)22,200
                                                                  (b)22,393     (b)23,095     (b)20,595     (b)18,453

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                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
                                                                     12/31/16      12/31/17      12/31/18
                                                                  ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$13.507     (a)$13.024    (a)$16.017
                                                                  (b)$12.722     (b)$12.212    (b)$14.952
 Ending AUV...................................................... (a)$13.024     (a)$16.017    (a)$13.560
                                                                  (b)$12.212     (b)$14.952    (b)$12.601
 Ending Number of AUs............................................ (a)11,262     (a)7,977      (a)7,503
                                                                  (b)10,698     (b)9,772      (b)8,877

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$29.569     (a)$32.471    (a)$37.323
                                                                  (b)$27.783     (b)$30.373    (b)$34.755
 Ending AUV...................................................... (a)$32.471     (a)$37.323    (a)$33.816
                                                                  (b)$30.373     (b)$34.755    (b)$31.347
 Ending Number of AUs............................................ (a)8,449      (a)8,347      (a)7,964
                                                                  (b)755        (b)769        (b)787

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$35.314     (a)$38.473    (a)$43.041
                                                                  (b)$33.170     (b)$35.975    (b)$40.067
 Ending AUV...................................................... (a)$38.473     (a)$43.041    (a)$40.412
                                                                  (b)$35.975     (b)$40.067    (b)$37.449
 Ending Number of AUs............................................ (a)6,630      (a)5,813      (a)3,266
                                                                  (b)14,391     (b)14,315     (b)14,631

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$25.587     (a)$29.757    (a)$32.115
                                                                  (b)$24.033     (b)$27.824    (b)$29.894
 Ending AUV...................................................... (a)$29.757     (a)$32.115    (a)$30.364
                                                                  (b)$27.824     (b)$29.894    (b)$28.136
 Ending Number of AUs............................................ (a)4,218      (a)4,127      (a)3,717
                                                                  (b)7,073      (b)7,425      (b)7,212

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$14.585     (a)$14.560    (a)$17.827
                                                                  (b)$13.768     (b)$13.683    (b)$16.678
 Ending AUV...................................................... (a)$14.560     (a)$17.827    (a)$14.439
                                                                  (b)$13.683     (b)$16.678    (b)$13.448
 Ending Number of AUs............................................ (a)8,615      (a)8,073      (a)7,343
                                                                  (b)3,932      (b)3,927      (b)3,632

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 2 Shares
(Inception Date - 8/01/02)
 Beginning AUV................................................... (a)$18.121     (a)$18.073    (a)$21.644
                                                                  (b)$16.838     (b)$16.718    (b)$19.931
 Ending AUV...................................................... (a)$18.073     (a)$21.644    (a)$17.840
                                                                  (b)$16.718     (b)$19.931    (b)$16.354
 Ending Number of AUs............................................ (a)5,600      (a)4,975      (a)4,918
                                                                  (b)2,200      (b)2,199      (b)2,199

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$94.196     (a)$94.478   (a)$123.376
                                                                  (b)$88.763     (b)$88.629   (b)$115.221
 Ending AUV...................................................... (a)$94.478    (a)$123.376   (a)$120.425
                                                                  (b)$88.629    (b)$115.221   (b)$111.957
 Ending Number of AUs............................................ (a)8,127      (a)5,306      (a)4,034
                                                                  (b)5,302      (b)4,832      (b)4,698

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$20.846     (a)$20.802    (a)$21.074
                                                                  (b)$19.588     (b)$19.460    (b)$19.625
 Ending AUV...................................................... (a)$20.802     (a)$21.074    (a)$20.734
                                                                  (b)$19.460     (b)$19.625    (b)$19.222
 Ending Number of AUs............................................ (a)18,219     (a)16,440     (a)11,774
                                                                  (b)12,512     (b)12,792     (b)12,943

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-10

IF YOU PURCHASED YOUR CONTRACT ON OR BEFORE SEPTEMBER 30, 2002, CLASS 2 SHARES (0.15% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT INSTEAD OF CLASS 3 SHARES.
--------------------------------------------------------------------------------


                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
                                                                     12/31/09      12/31/10      12/31/11
                                                                  ============= ============= =============
SA WELLINGTON GROWTH PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$21.642    (a)$29.456    (a)$33.066
                                                                  (b)$21.031    (b)$28.496    (b)$31.844
 Ending AUV...................................................... (a)$29.456    (a)$33.066    (a)$30.485
                                                                  (b)$28.496    (b)$31.844    (b)$29.227
 Ending Number of AUs............................................ (a)28,418     (a)25,485     (a)20,967
                                                                  (b)6,820      (b)6,146      (b)4,207

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$32.903    (a)$51.149    (a)$58.449
                                                                  (b)$31.897    (b)$49.363    (b)$56.157
 Ending AUV...................................................... (a)$51.149    (a)$58.449    (a)$45.834
                                                                  (b)$49.363    (b)$56.157    (b)$43.839
 Ending Number of AUs............................................ (a)6,355      (a)5,827      (a)4,846
                                                                  (b)3,279      (b)2,289      (b)1,901

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV...................................................  (a)$7.952    (a)$10.986    (a)$13.090
                                                                   (b)$7.724    (b)$10.623    (b)$12.596
 Ending AUV...................................................... (a)$10.986    (a)$13.090    (a)$12.619
                                                                  (b)$10.623    (b)$12.596    (b)$12.083
 Ending Number of AUs............................................ (a)8,699      (a)7,649      (a)6,462
                                                                  (b)705        (b)3,803      (b)530

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (MERGED FUND) - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$11.586    (a)$15.494    (a)$17.829
                                                                  (b)$11.237    (b)$14.959    (b)$17.136
 Ending AUV...................................................... (a)$15.494    (a)$17.829    (a)$16.572
                                                                  (b)$14.959    (b)$17.136    (b)$15.858
 Ending Number of AUs............................................ (a)4,152      (a)3,917      (a)3,909
                                                                  (b)2,599      (b)2,350      (b)2,366

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/12      12/31/13      12/31/14      12/31/15
                                                                  ============= ============= ============= =============
SA WELLINGTON GROWTH PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$30.485    (a)$34.167    (a)$45.423    (a)$48.001
                                                                  (b)$29.227    (b)$32.610    (b)$43.160    (b)$45.404
 Ending AUV...................................................... (a)$34.167    (a)$45.423    (a)$48.001    (a)$47.277
                                                                  (b)$32.610    (b)$43.160    (b)$45.404    (b)$44.518
 Ending Number of AUs............................................ (a)17,297     (a)11,755     (a)11,379     (a)11,295
                                                                  (b)4,130      (b)4,133      (b)4,108      (b)4,146

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$45.834    (a)$46.662    (a)$48.552    (a)$38.901
                                                                  (b)$43.839    (b)$44.430    (b)$46.023    (b)$36.709
 Ending AUV...................................................... (a)$46.662    (a)$48.552    (a)$38.901    (a)$30.072
                                                                  (b)$44.430    (b)$46.023    (b)$36.709    (b)$28.250
 Ending Number of AUs............................................ (a)3,495      (a)3,454      (a)3,430      (a)1,444
                                                                  (b)1,630      (b)1,424      (b)1,172      (b)1,254

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$12.619    (a)$14.422    (a)$20.275    (a)$20.049
                                                                  (b)$12.083    (b)$13.747    (b)$19.240    (b)$18.940
 Ending AUV...................................................... (a)$14.422    (a)$20.275    (a)$20.049    (a)$19.484
                                                                  (b)$13.747    (b)$19.240    (b)$18.940    (b)$18.323
 Ending Number of AUs............................................ (a)5,276      (a)3,677      (a)3,674      (a)4,042
                                                                  (b)529        (b)258        (b)259        (b)0

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (MERGED FUND) - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$16.572    (a)$18.931    (a)$25.520    (a)$27.003
                                                                  (b)$15.858    (b)$18.034    (b)$24.202    (b)$25.493
 Ending AUV...................................................... (a)$18.931    (a)$25.520    (a)$27.003    (a)$26.961
                                                                  (b)$18.034    (b)$24.202    (b)$25.493    (b)$25.340
 Ending Number of AUs............................................ (a)3,619      (a)216        (a)209        (a)214
                                                                  (b)2,224      (b)2,038      (b)1,972      (b)1,795

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
                                                                     12/31/16      12/31/17      12/31/18
                                                                  ============= ============= =============
SA WELLINGTON GROWTH PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$47.277    (a)$49.937    (a)$58.828
                                                                  (b)$44.518    (b)$46.812    (b)$54.900
 Ending AUV...................................................... (a)$49.937    (a)$58.828    (a)$61.633
                                                                  (b)$46.812    (b)$54.900    (b)$57.258
 Ending Number of AUs............................................ (a)10,091     (a)7,024      (a)0
                                                                  (b)2,567      (b)2,521      (b)0

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (MERGED FUND) - AST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$30.072    (a)$38.436    (a)$43.495
                                                                  (b)$28.250    (b)$35.945    (b)$40.494
 Ending AUV...................................................... (a)$38.436    (a)$43.495    (a)$44.860
                                                                  (b)$35.945    (b)$40.494    (b)$41.577
 Ending Number of AUs............................................ (a)1,205      (a)865        (a)0
                                                                  (b)1,235      (b)1,104      (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$19.484    (a)$20.576    (a)$26.224
                                                                  (b)$18.323    (b)$19.264    (b)$24.441
 Ending AUV...................................................... (a)$20.576    (a)$26.224    (a)$24.031
                                                                  (b)$19.264    (b)$24.441    (b)$22.296
 Ending Number of AUs............................................ (a)3,037      (a)3,024      (a)3,024
                                                                  (b)0          (b)0          (b)

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (MERGED FUND) - SAST Class 2 Shares
(Inception Date - 11/05/01)
 Beginning AUV................................................... (a)$26.961    (a)$26.778    (a)$35.733
                                                                  (b)$25.340    (b)$25.055    (b)$33.284
 Ending AUV...................................................... (a)$26.778    (a)$35.733    (a)$39.826
                                                                  (b)$25.055    (b)$33.284    (b)$36.929
 Ending Number of AUs............................................ (a)204        (a)195        (a)0
                                                                  (b)1,826      (b)1,823      (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the enhanced death benefit and EstatePlus


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any. Continuation Purchase Payments will not be accepted on or after the 2nd contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  The lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT:

     1.   STANDARD DEATH BENEFIT:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a.  Continuation Net Purchase Payments; or

          b.  Contract value.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a.  Net Purchase Payments; or

          b.  Contract value.

     2.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was


                                      B-1



              reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION OPTION:

     2.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a.  Contract value; or

          b. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments; and reduced for any withdrawals made since the Continuation Date all compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced for withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a.  Contract value; or

          b. Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal; or

          c. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments since the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that the contract value was reduced on the date of such withdrawal.

     3.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.


                                      B-2



FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE OPTION:

     3. MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is younger than age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a.  Contract value; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a.  Contract value; or

          b.  Net Purchase Payments received since the original issue date; or

          c. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older on the date of death, the death benefit is equal to contract value and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.


B.   THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of


                                      B-3

Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      B-4

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          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
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    PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge        Contract Maintenance Fee is $30.                                  New Mexico
                                                                                               North Dakota
Administration Charge        Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
                                                                                               Texas
                                                                                               Washington
Capital Protector, Polaris   Charge will be deducted pro-rata from Variable Portfolios only.   Washington
Income Rewards, MarketLock,
MarketLock For Two
Death Benefits               The standard death benefit is only available to contract owners   Washington
                               or Continuing
                             Spouses who are age 82 and younger. The Purchase Payment
                               Accumulation Option
                             and EstatePlus death benefit are not available.
Premium Tax                  We deduct premium tax charges of 0.50% for Qualified contracts    California
                               and 2.35% for
                             Non-Qualified contracts based on contract value when you begin the Income
                             Phase.
Premium Tax                  We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                               contracts based on contract value when you
                             begin the Income Phase.
Premium Tax                  For the first $500,000 in the contract, we deduct premium tax     South Dakota
                               charges of 1.25% for Non-Qualified
                             contracts based on total Purchase Payments when you begin the
                               Income Phase. For any amount in excess
                             of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
                             contracts based on total Purchase Payments when you begin the
                               Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                               and 1.0% for
                             Non-Qualified contracts based on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Systematic Withdrawal        Minimum withdrawal amount is $250 per withdrawal.                 Oregon
Transfer Privilege           Any transfer over the limit of 15 will incur a $10 transfer fee.  Texas


                                      C-1

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                  APPENDIX D - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      D-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the penalty-free withdrawal amount.


The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the penalty-free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      D-2

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--------------------------------------------------------------------------------
APPENDIX E - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO
                               FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)





                                     ALLOCATION          ALLOCATION          ALLOCATION        ALLOCATION
      VARIABLE PORTFOLIOS                1                   2                   3                  4
 Invesco V.I. Comstock Fund               5.00%               5.00%               6.00%              8.00%
 Invesco V.I. Growth and
   Income Fund                            6.00%               7.00%               8.00%              8.00%
 SA AB Growth                             3.00%               4.00%               4.00%              6.00%
 SA AB Small & Mid Cap
   Value                                  1.00%               1.00%               1.00%              2.00%
 SA American Funds Global
   Growth                                 2.00%               3.00%               4.00%              6.00%
 SA American Funds
   Growth-Income                          0.00%               0.00%               1.00%              4.00%
 SA DFA Ultra Short Bond                  2.00%               1.00%               0.00%              0.00%
 SA Dogs of Wall Street                   3.00%               3.00%               3.00%              5.00%
 SA Federated Corporate Bond             10.00%               8.00%               7.00%              1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate                     0.00%               0.00%               0.00%              1.00%
 SA Franklin Small Company
   Value                                  0.00%               2.00%               2.00%              1.00%
 SA Goldman Sachs Global
   Bond                                   4.00%               4.00%               2.00%              2.00%
 SA Janus Focused Growth*                 0.00%               1.00%               1.00%              2.00%
 SA JPMorgan Emerging
   Markets                                0.00%               1.00%               2.00%              2.00%
 SA JPMorgan Equity-Income                6.00%               7.00%               8.00%              8.00%
 SA JPMorgan MFS Core
   Bond                                  17.00%              13.00%              10.00%              5.00%
 SA Legg Mason BW Large
   Cap Value                              4.00%               4.00%               4.00%              5.00%
 SA MFS Blue Chip Growth                  2.00%               3.00%               4.00%              4.00%
 SA MFS Massachusetts
   Investors Trust                        6.00%               6.00%               7.00%              8.00%
 SA Morgan Stanley
   International Equities                 3.00%               3.00%               4.00%              5.00%
 SA Oppenheimer Main Street
   Large Cap                              3.00%               4.00%               4.00%              6.00%
 SA PineBridge High-Yield
   Bond                                   4.00%               3.00%               2.00%              0.00%


                                     ALLOCATION          ALLOCATION          ALLOCATION        ALLOCATION
      VARIABLE PORTFOLIOS                1                   2                   3                  4
 SA Templeton Foreign Value               3.00%               3.00%               3.00%              4.00%
 SA Wellington Capital
   Appreciation                           3.00%               3.00%               4.00%              5.00%
 SA Wellington Government
   and Quality Bond                       8.00%               8.00%               7.00%              2.00%
 SA Wellington Real Return                5.00%               3.00%               2.00%              0.00%
                       TOTAL               100%                100%                100%               100%



                                      E-1



      Please forward a copy (without charge) of the Polaris ChoiceII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                           [POLARIS CHOICE III LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.


This contract is no longer available for purchase by new contract Owners.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


All of the Underlying Funds listed below may not be available to you for investment.




UNDERLYING FUNDS:                                MANAGED BY:
  Columbia VP-Income Opportunities Fund          Columbia Management Investment Advisers, LLC
  Columbia VP-Large Cap Growth Fund              Columbia Management Investment Advisers, LLC
  Franklin Allocation VIP Fund(1)                Franklin Templeton Services, LLC
  Franklin Income VIP Fund                       Franklin Advisers, Inc.
  Invesco V.I. American Franchise Fund           Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                     Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund            Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio        Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(2)                      AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio          AllianceBernstein L.P.
  SA Allocation Balanced Portfolio               SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                 SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio               SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio        SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio   Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio      Capital Research and Management Company(3)
  SA American Funds Growth Portfolio             Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio      Capital Research and Management Company(3)
  SA Columbia Technology Portfolio               Columbia Management Investment Advisers, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                         MANAGED BY:
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC(4)
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio              J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts
                                                          Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio(5)           Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio          Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                           Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio          Oppenheimer Funds, Inc.
  SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC
  SA PGI Asset Allocation Portfolio(6)                    Principal Global Investors, LLC
  SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC
  SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP
  SA Wellington Real Return Portfolio                     Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):




UNDERLYING FUNDS:                       MANAGED BY:
  Equity Income Account Portfolio       Principal Global Investors, LLC.
  SAM Balanced Portfolio                Principal Global Investors, LLC.
  SAM Conservative Balanced Portfolio   Principal Global Investors, LLC.
  SAM Conservative Growth Portfolio     Principal Global Investors, LLC.
  SAM Flexible Income Portfolio         Principal Global Investors, LLC.
  SAM Strategic Growth Portfolio        Principal Global Investors, LLC.



1 On May 1, 2019, Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund Portfolio.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.



3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.



4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

6 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.


                                       2

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   7
   Maximum Owner Transaction Expenses...........................   7
   Contract Maintenance Fee.....................................   7
   Separate Account Charges.....................................   7
   Additional Optional Feature Fees.............................   7
      Optional SunAmerica Income Plus and SunAmerica
        Income Builder Fee......................................   7
      Optional MarketLock For Life Fee..........................   7
   Total Annual Portfolio Operating Expenses....................   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   9
THE POLARIS CHOICEIII VARIABLE ANNUITY..........................  10
PURCHASING A POLARIS CHOICEIII VARIABLE ANNUITY.................  10
   Allocation of Purchase Payments..............................  11
   Accumulation Units...........................................  12
   Free Look....................................................  13
   Exchange Offers..............................................  13
   Important Information for Military Servicemembers............  13
INVESTMENT OPTIONS..............................................  13
   Variable Portfolios..........................................  13
   Trusts.......................................................  14
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  15
      Columbia Funds Variable Insurance Trust I.................  15
      Columbia Funds Variable Series Trust II...................  15
      Franklin Templeton Variable Insurance Products Trust......  15
      Lord Abbett Series Fund, Inc..............................  15
      Principal Variable Contracts Funds, Inc...................  15
      Anchor Series Trust.......................................  15
      Seasons Series Trust......................................  15
      SunAmerica Series Trust...................................  15
   Substitution, Addition or Deletion of Variable Portfolios....  19
   Fixed Accounts...............................................  19
      Secure Value Account......................................  20
   Dollar Cost Averaging Fixed Accounts.........................  20
   Dollar Cost Averaging Program................................  20
   Automatic Asset Rebalancing Program..........................  21
   Return Plus Program..........................................  21
   Transfers During the Accumulation Phase......................  21
   Short-Term Trading Policies..................................  22
   Transfers During the Income Phase............................  24
   Voting Rights................................................  24
ACCESS TO YOUR MONEY............................................  24
   Penalty-Free Withdrawal Amount...............................  25
   Systematic Withdrawal Program................................  27
   Nursing Home Waiver..........................................  27
OPTIONAL LIVING BENEFITS........................................  27
   SunAmerica Income Plus and SunAmerica Income Builder.........  30
   MarketLock For Life..........................................  36
MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION
  PARAMETERS....................................................  43
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE
  SECOND EXTENSION PARAMETERS...................................  44
MARKETLOCK FOR LIFE PLUS +7% EXTENSION
  PARAMETERS....................................................  46
DEATH BENEFITS..................................................  47
   Beneficiary Continuation Programs............................  48
   Death Benefit Defined Terms..................................  49
   Standard Death Benefit.......................................  50
   Optional Combination HV & Roll-Up Death Benefit..............  50
   Optional Maximum Anniversary Value Death Benefit.............  50
   Optional EstatePlus Benefit..................................  51
   Spousal Continuation.........................................  52
EXPENSES........................................................  52
   Separate Account Charges.....................................  53
   Withdrawal Charges...........................................  53
   Underlying Fund Expenses.....................................  53
   Contract Maintenance Fee.....................................  54
   Transfer Fee.................................................  54
   Optional Living Benefit Fees.................................  54
   Optional SunAmerica Income Plus and SunAmerica Income
     Builder Living Benefit Fee.................................  54
   Optional MarketLock For Life Fee.............................  54
   Optional Combination HV & Roll-Up Death Benefit Fee..........  55
   Optional Maximum Anniversary Value Death Benefit Fee.........  55
   Optional EstatePlus Fee......................................  55
   Premium Tax..................................................  55
   Income Taxes.................................................  55
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  55
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  55
ANNUITY INCOME OPTIONS..........................................  57
   The Income Phase.............................................  57
   Annuity Income Options.......................................  57
   Fixed or Variable Annuity Income Payments....................  58
   Annuity Income Payments......................................  58
   Deferment of Payments........................................  59
TAXES...........................................................  59
   Annuity Contracts in General.................................  59
   Tax Treatment of Purchase Payments...........................  59
   Tax Treatment of Distributions...............................  60
   Required Minimum Distributions...............................  61
   Tax Treatment of Death Benefits..............................  62
   Tax Treatment of Optional Living Benefits....................  62
   Contracts Owned by a Trust or Corporation....................  62
   Withholding..................................................  63
   Gifts, Pledges and/or Assignments of a Contract..............  63
   Diversification and Investor Control.........................  64
   Our Taxes....................................................  64
OTHER INFORMATION...............................................  64
   The Distributor..............................................  64
   The Company..................................................  64
   The Separate Account.........................................  65
   The General Account..........................................  65
   Financial Statements.........................................  66
   Administration...............................................  66
   Legal Proceedings............................................  67
   Registration Statements......................................  67
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  67
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE SUNAMERICA INCOME PLUS
  AND SUNAMERICA INCOME BUILDER FEE............................. B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED
  PRIOR TO DECEMBER 29, 2006.................................... D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO JANUARY 19, 2010..................................... E-1
APPENDIX F - MARKETLOCK INCOME PLUS EXTENSION
  PARAMETERS FOR CONTRACTS PURCHASED PRIOR TO
  MAY 3, 2009................................................... F-1
APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. G-1
APPENDIX H - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2010......................... H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. I-1
APPENDIX J - MARKETLOCK INCOME PLUS,
  MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR
  LIFE EXTENSION PARAMETERS..................................... J-1



                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, Growth-Income, and SA American Funds Asset Allocation.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Choice III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived if contract value is $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a penalty free withdrawal amount each year. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICEIII VARIABLE ANNUITY, PENALTY FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $35 per year

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charges(4)........................... 1.52%
  Optional Combination HV & Roll-Up Death Benefit
     Fee................................................ 0.65%
  Optional Maximum Anniversary Value Death
     Benefit Fee........................................ 0.25%
  Optional EstatePlus Fee(5)............................ 0.25%
                                                         ----
     Maximum Separate Account Annual Expenses(6)........ 2.17%
                                                         ====


ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(7)


                                      INITIAL             MAXIMUM
NUMBER OF COVERED PERSON        ANNUAL FEE RATE(8)   ANNUAL FEE RATE(8)
------------------------------ -------------------- -------------------
  For One Covered Person......        1.10%                2.20%
  For Two Covered Persons.....        1.35%                2.70%

OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSON        ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.70%
  For Two Covered Persons.....      0.95%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2018)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(9)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.74%        1.80%

FOOTNOTE TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4   5+
                          7%   6%   6%   5%   0%

     Your contract provides for a penalty free withdrawal amount each year. PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value death benefit is also elected. If you do not elect the EstatePlus feature and you elect the optional Maximum Anniversary Value death benefit, your separate account annual expenses would be 1.77%. This feature is not available on contracts issued in Washington.

 6 The Combination HV & Roll-Up death benefit is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value and EstatePlus death benefits and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 2.17% reflects election of the Combination HV & Roll-Up death benefit only.

 7 The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 19, 2010, please see APPENDIX E for a description of the living benefit you may have elected.

 8 Initial Annual Fee Rate is guaranteed not to change for the first Benefit
   Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of


                                       7

 market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA VCP Dynamic Allocation Portfolio or the SA VCP Dynamic Strategy Portfolio. The SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and the SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 9 The maximum expense is for an American Funds SAST Master-Feeder Underlying
   Fund, as of its fiscal year ended December 31, 2018. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. The minimum expense is for an Underlying Fund of Columbia Funds Variable Series Trust II as of its fiscal year ended December 31, 2018. There is a contractual agreement with Columbia Funds Variable Series Trust II under which it will waive 0.07% of its fee and the fee is 0.67% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.67%. The contractual agreement with Columbia Funds Variable Series Trust II will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the Columbia Funds Variable Series Trust II Board of Trustees.



                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 2.02% (including the optional Maximum Anniversary Value death benefit and EstatePlus), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.80%)

(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,153      $2,353      $3,012      $5,991


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $453     $1,753      $3,012      $5,991



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.74%*)






(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $927     $1,315      $1,229      $2,640


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $227     $715        $1,229      $2,640


ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

4. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.17% maximum separate account charges because this death benefit cannot be elected with any optional living benefit.


5. * The 1 year Minimum Expense Example reflects the Columbia Funds Variable Series Trust II 0.07% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       9

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                     THE POLARIS CHOICEIII VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                         PURCHASING A POLARIS CHOICEIII

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

                                       10



     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                            MINIMUM
                              MINIMUM         MINIMUM      AUTOMATIC
                              INITIAL       SUBSEQUENT     SUBSEQUENT
                              PURCHASE       PURCHASE       PURCHASE
                            PAYMENT (1)       PAYMENT       PAYMENT
       Qualified(2)        $ 4,000         $500           $100
     Non-Qualified(2)      $10,000         $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


Regular Mail:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330



                                       11



Express Delivery:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments , if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.

ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


                                       12



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not


                                       13



guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


                                       14



UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated
Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II -- CLASS 1 SHARES

     Columbia Management Investment Advisers, LLC is the investment advisor and various managers are the subadvisors to Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. -- CLASS 2 SHARES

     Principal Global Investors, LLC is the investment advisor to the Principal Variable Contracts Funds, Inc. ("PVCF").

     SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.

     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND SA
            VCP DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and


                                       15



            Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       16

ASSET ALLOCATION



UNDERLYING FUNDS:                                    MANAGED BY:                                  TRUST
--------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund                        Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                            Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio        Capital Research and Management Company      SAST
 SA JPMorgan Diversified Balanced Portfolio          J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio*                      Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                   Principal Global Investors, LLC              AST


BOND


UNDERLYING FUNDS:                                        MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   -------
 Columbia VP-Income Opportunities Fund                   Columbia Management Investment Advisers, LLC                 CFT II
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

STOCK



UNDERLYING FUNDS:                                          MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Columbia VP-Large Cap Growth Fund                         Columbia Management Investment Advisers, LLC     CFT I
 Invesco V.I. American Franchise Fund*                     Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund*                               Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Allocation Growth Portfolio                            SunAmerica Asset Management, LLC                 SST
 SA American Funds Global Growth Portfolio                 Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio                 Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio                        Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio*                         SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio*           Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS:                        MANAGED BY:                                                     TRUST
--------------------------------------   -------------------------------------------------------------   ------
 SA VCP Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST
 SA VCP Dynamic Strategy Portfolio       SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

                                       17

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):


UNDERLYING FUNDS                         MANAGED BY:                        TRUST     ASSET CLASS
--------------------------------------   --------------------------------   -------   -----------------
 Equity Income Account Portfolio         Principal Global Investors LLC     PVCF      STOCK
 SAM Balanced Portfolio                  Principal Global Investors LLC     PVCF      ASSET ALLOCATION
 SAM Conservative Balanced Portfolio     Principal Global Investors LLC     PVCF      ASSET ALLOCATION
 SAM Conservative Growth Portfolio       Principal Global Investors LLC     PVCF      ASSET ALLOCATION
 SAM Flexible Income Portfolio           Principal Global Investors LLC     PVCF      ASSET ALLOCATION
 SAM Strategic Growth Portfolio          Principal Global Investors LLC     PVCF      STOCK

ALL OF THE UNDERLYING FUNDS LISTED MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT AS NOTED ABOVE.

* SA Dogs of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return Portfolio is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       18




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see more information on the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 IN APPENDIX I.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All


                                       19



Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


SECURE VALUE ACCOUNT

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these living benefits. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200
         2-Year         $2,400

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an


                                       20



active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.


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     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:


  TRADING POLICY BEFORE CHANGE       TRADING POLICY AFTER CHANGE
      5th transfer in a 6-Month       15th transfer in 12-Month
     Rolling Period triggers the     Rolling Period triggers the
    U.S. Mail method of Transfer    U.S. Mail method of Transfer.


STANDARD U.S. MAIL POLICY


Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


                                       22



Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or


                                       23



retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE



                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.



                                       24




(2)   The total contract value must be at least $2,500 after a withdrawal.


PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.

To determine your penalty-free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."


Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:


     o Penalty-free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and


     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


If you elected an optional living benefit that offers Maximum Annual Withdrawal Amounts, below describes your annual penalty-free withdrawal amount:



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    Your penalty-free earnings; or

     (2) If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal amount allowed under the living benefit you elected.


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your annual penalty-free withdrawal amount.



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and if you withdraw an amount that is under the 10% penalty-free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.



                                       25



The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.



Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C = $5,000]

     D=  Your full contract value ($85,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.

Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio



                                       26




and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.


If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected January 19, 2010 optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.


                                       27



Below is a summary of the key features of the three optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

     o If you are interested in securing greater income and flexible guaranteed lifetime income now or in the near future, you may want to consider SunAmerica Income Plus.

     o If you are interested in securing guaranteed lifetime income later and would prefer to build assets and maximize future income potential, you may want to consider SunAmerica Income Builder.

     o If you are interested in securing guaranteed lifetime income at a lower cost, you may want to consider MarketLock For Life.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an Income Base with an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an Income Base with an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the greater of Eligible Purchase Payments, or the contract's highest Anniversary Value during the contract's first 5 years. After the first 5 years, you have the opportunity to extend the period in which Anniversary Values are evaluated to lock in the highest Anniversary Value.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


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BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, the Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


     OPTIONAL               FIRST                    SUBSEQUENT
  LIVING BENEFIT        CONTRACT YEAR              CONTRACT YEARS
 SunAmerica           100% of Purchase       Purchase Payments received
 Income Plus and     Payments received     in contract years 2-5, capped
 SunAmerica                                     at 200% of Purchase
 Income Builder                               Payments received in the
                                                first contract year
 MarketLock           100% of Purchase       Purchase Payments received
 For Life            Payments Received     in contract years 2-5, capped
                                                at 100% of Purchase
                                              Payments received in the
                                                first contract year

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

MARKETLOCK FOR LIFE EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 for years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME BASE EVALUATION PERIOD (FOR MARKETLOCK FOR LIFE ONLY)
The period of time over which we will consider Anniversary Values in evaluating the Income Base.

INCOME CREDIT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY) An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                        INCOME CREDIT
                     (AS A PERCENTAGE OF
 OPTIONAL LIVING      THE INCOME CREDIT                INCOME
     BENEFIT                BASE)                CREDIT AVAILABILITY
 SunAmerica                  6%            Available during the first 12
 Income Plus                                Benefit Years -- the Income
                                             Credit is REDUCED in years
                                               withdrawals are taken
 SunAmerica                  8%            Available during the first 12
 Income Builder                             Benefit Years -- the Income
                                           Credit is ELIMINATED in years
                                              any withdrawal is taken
 MarketLock            Not applicable              Not applicable
 For Life

INCOME CREDIT BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.


                                       29



INVESTMENT REQUIREMENTS (FOR MARKETLOCK FOR LIFE ONLY)
Every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The percentage used to determine the Protected Income Payment.


SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero. You must choose between two income options at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday and the income option elected. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


SUNAMERICA INCOME PLUS


                              INCOME OPTION 1              INCOME OPTION 2
  NUMBER OF COVERED
  PERSONS AND AGE OF       MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
   YOUNGER COVERED         ANNUAL         INCOME         ANNUAL         INCOME
   PERSON AT FIRST       WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
     WITHDRAWAL*         PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
 One Covered Person
 (Age 64 and
 Younger)                  6.0%          3.0%**          6.0%          3.0%**
 One Covered Person
 (Age 65 and Older)        6.0%           4.0%           7.0%           3.0%
 Two Covered Persons
 (Age 64 and
 Younger)                  5.5%          3.0%***         5.5%          3.0%***
 Two Covered Persons
 (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%

                                       30



SUNAMERICA INCOME BUILDER


                              INCOME OPTION 1              INCOME OPTION 2
  NUMBER OF COVERED
  PERSONS AND AGE OF       MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
   YOUNGER COVERED         ANNUAL         INCOME         ANNUAL         INCOME
   PERSON AT FIRST       WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
     WITHDRAWAL*         PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
 One Covered Person
 (Age 64 and
 Younger)                  5.5%          3.0%**          5.5%          3.0%**
 One Covered Person
 (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%
 Two Covered Persons
 (Age 64 and
 Younger)                  5.0%          3.0%***         5.0%          3.0%***
 Two Covered Persons
 (Age 65 and Older)        5.0%           4.0%           6.0%           3.0%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons, if applicable.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     Invest in one of the three available Allocations*:
              Allocation 1, Allocation 2 or Allocation 3
              or
              Invest in one of three available Combination
              Allocations*:
              Combination Allocation 1, 2 or 3
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in the POLARIS PORTFOLIO ALLOCATOR
              PROGRAM and 50%-50% COMBINATION MODEL
              PROGRAM FOR CONTRACTS ISSUED PRIOR TO
              FEBRUARY 6, 2017 in APPENDIX I.
 Option 2     Invest in one or more of the following Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     Invest in the SA DFA Ultra Short Bond


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
  AND FIXED        Maximum 90%     SA Federated Corporate Bond
  ACCOUNTS                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                       31





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Columbia VP-Income
                Maximum 70%     Opportunities Fund
                                Franklin Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     Columbia VP-Large Cap Growth
  EQUITY        Maximum 10%     Fund
                                SA Columbia Technology
                                SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.


Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.


                                       32



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:

     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.

     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.

     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income


                                       33



Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.1% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons of 5%.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The


                                       34



last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?


The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit



                                       35



Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA VCP Dynamic Allocation Portfolio or SA VCP Dynamic Strategy Portfolio. The SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, attaining a new highest Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. We will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, for SunAmerica Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


MARKETLOCK FOR LIFE


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked


                                       36



in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1     Invest in one of the three available Allocations*:
        Allocation 1, Allocation 2 or Allocation 3
        or
        Invest in one of three available Combination Allocations*:
        Combination Allocation 1, 2 or 3
        * Please see Appendix I - POLARIS PORTFOLIO ALLOCATOR
        PROGRAM and 50%-50% COMBINATION MODEL PROGRAM
        FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for
        the allocations for the formerly available Polaris Portfolio Allocator
        Models and 50%-50% Combination Models.
  2     Invest in one or more of the following Variable Portfolios:
        Franklin Income VIP Fund
        SA Allocation Balanced
        SA Allocation Moderate
        SA Allocation Moderate Growth
        SA American Funds Asset Allocation
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        SA PGI Asset Allocation
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
  3     Invest in the SA DFA Ultra Short Bond
  4     In accordance with the requirements outlined in the table
        below:





   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH      Minimum 30%    SA DFA Ultra Short Bond
  AND FIXED        Maximum 100%    SA Federated Corporate Bond
  ACCOUNTS                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCAFIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                       37





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Columbia VP-Income
                Maximum 70%     Opportunities Fund
                                Franklin Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     Columbia VP-Large Cap Growth
  EQUITY        Maximum 10%     Fund
                                SA Columbia Technology
                                SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during


                                       38



the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?


The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:



        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the


                                       39



     Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME PLUS OR MARKETLOCK FOR LIFE --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

SUNAMERICA INCOME PLUS OR MARKETLOCK FOR LIFE --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

                                       40



SUNAMERICA INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

SUNAMERICA INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              65          80          65          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  65          80          65        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  65          80          65        N/A(3)

(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single Owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


                                       41



If you have elected MarketLock For Life and spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. If you have elected MARKETLOCK FOR LIFE, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. If you have elected SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     4.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


      OPTIONAL            CANCELLATION           CANCELLATION
   LIVING BENEFIT       REQUEST RECEIVED        EFFECTIVE DATE
      SunAmerica           Years 1-5           5th Benefit Year
      Income Plus                                 Anniversary
          and
                           Years 5+             Benefit Quarter
      SunAmerica
                                             Anniversary following
    Income Builder
                                              the receipt of the
                                             cancellation request
      MarketLock           Years 1-5           5th Benefit Year
       For Life                                   Anniversary
                          Years 6-10           10th Benefit Year
                                                  Anniversary
                           Years 10+             Benefit Year
                                             Anniversary following
                                              the receipt of the
                                             cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you elected MarketLock For Life and cancelled the feature, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For Life) in which the cancellation occurs, on the same Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, the fee will no longer be charged.

If you elected MarketLock For Life and cancelled the feature, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


                                       42



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


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            MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION PARAMETERS
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--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between May 1, 2006 and May 1, 2009 and you elected the MARKETLOCK living benefit or if you purchased a contract between July 10, 2006 and April 30, 2008 and you elected MARKETLOCK FOR TWO living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock or MarketLock For Two living benefit you elected at the time of purchase, PLEASE


                                       43



SEE THE MARKETLOCK OR MARKETLOCK FOR TWO SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between the dates noted above for the applicable features are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.


What is the fee if I elect the Extension?

If you elect the MARKETLOCK Extension, the fee for the living benefit will be increased by 0.25% as follows:


 CURRENT ANNUALIZED FEE    ANNUALIZED FEE AFTER EXTENSION
          0.65%                        0.90%

If you elect the MARKETLOCK FOR TWO Extension, the fee for the living benefit will be increased by 0.25% as follows:


       CURRENT ANNUALIZED FEE             ANNUALIZED FEE AFTER EXTENSION
 0.40% prior to your 1st withdrawal    0.65% prior to your 1st withdrawal
    0.80% after your 1st withdrawal      1.05% after your 1st withdrawal

As a reminder, you also have the option to cancel your MarketLock or MarketLock For Two living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock or MarketLock For Two benefit and you will no longer be charged the fee.

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   MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                          SECOND EXTENSION PARAMETERS

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--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the "Extension") for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010. Please see APPENDIX J - MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE EXTENSION PARAMETERS for first extension parameters.


How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.



What is the fee if I elect the Extension?


If you elect MARKETLOCK INCOME PLUS SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED
                      FEE AFTER FIRST      ANNUALIZED FEE AFTER
                         EXTENSION           SECOND EXTENSION
                      (calculated as a       (calculated as a
    NUMBER OF          percentage of        percentage of the
 COVERED PERSONS      the Income Base)         Income Base)
        One                1.20%                  1.25%
        Two                1.50%                  1.50%


                                       44




If you elect MARKETLOCK FOR LIFE PLUS SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED
                      FEE AFTER FIRST      ANNUALIZED FEE AFTER
                         EXTENSION           SECOND EXTENSION
                      (calculated as a       (calculated as a
    NUMBER OF          percentage of        percentage of the
 COVERED PERSONS      the Income Base)         Income Base)
        One                1.20%                  1.25%
        Two                1.45%                  1.50%



If you elect MARKETLOCK FOR LIFE SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.95%                   1.00%
        Two                1.20%                   1.25%



What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS or MARKETLOCK FOR LIFE, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:




 Option 1     Up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 2 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in one or more of the following Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 3     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2
              or Combination Allocation 3
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in APPENDIX I -- POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in accordance with the requirements outlined in the table below:





   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 15%     SA Federated Corporate Bond
  AND FIXED        Maximum 50%     SA Goldman Sachs Global Bond
  ACCOUNTS                         SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real
                                   ReturnFIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                       45





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Columbia VP-Income
  MAXIMUM       Maximum 35%     Opportunities Fund
                                Columbia VP-Large Cap Growth
                                Fund
                                Franklin Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund, Series II Shares
                                Invesco V.I. Comstock Fund,
                                Series II Shares
                                Invesco V.I. Growth and Income
                                Fund, Series II Shares
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY         Maximum 5%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth


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               MARKETLOCK FOR LIFE PLUS +7% EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between FEBRUARY 4, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK FOR LIFE PLUS +7% OPTION living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the "Extension"). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your living benefit on your tenth anniversary or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus +7% Option after cancellation.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.

For information on the MarketLock For Life Plus +7% Option living benefit you elected at purchase, please see the MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus +7% Option living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary


                                       46



values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What are the fee and investment requirements if I elect the Extension?

If you elect Extension, the fee for the feature will be increased by 0.25% as follows:


                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF         percentage of the      percentage of the
 COVERED PERSONS        Income Base)            Income Base)
        One                0.75%                   1.00%
        Two                1.00%                   1.25%


The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus +7% Option living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following three options:



 Option 1     AT LEAST 50% IN ONE OR MORE OF THE FOLLOWING:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              UP TO 50% IN ONE OR MORE OF THE FOLLOWING:
              Franklin Income VIP Fund
              Franklin Allocation VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SAM Balanced1
              1 Only available for Polaris Choice III variable
              annuity and
              if you purchased your contract through Chase
              Investment
              Services Corporation (formerly WaMu Investments,
              Inc.)
 Option 2     25% IN SA VCP DYNAMIC ALLOCATION
              25% IN SA VCP DYNAMIC STRATEGY
              50% IN ONE OF THE FOLLOWING ALLOCATIONS*:
              Allocation 1, Allocation 2 or Allocation 3
              * Please see the allocations for the formerly
              available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 3     25% IN SA VCP DYNAMIC ALLOCATION
              25% IN SA VCP DYNAMIC STRATEGY
              50% IN ONE OF THE COMBINATIONS BELOW:
              COMBINATION          25%               25%
                 1            Allocation 1+     SA Allocation
                                                Balanced
                 2            Allocation 2+     SA Allocation
                                                Moderate
                 3            Allocation 3+     SA Allocation
                                                Moderate
                                                Growth

              + Please see Appendix I - POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator
              Models and
              50%-50% Combination Models in the APPENDIX.


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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.



           OWNER               PAYABLE UPON DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.


                                       47



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE FEATURES.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.


                                       48



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.

The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.

Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o     Variable Portfolios may differ from those available to the original
           Owner;

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and

     o Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual


                                       49



Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE AND ESTATEPLUS DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

            (a)        15 years after the contract date; or

            (b)        The day before your 80th birthday; or

            (c)        The date of death,

            adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.


If your contract was issued prior to May 1, 2009, please see the DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS APPENDIX.



                                       50



THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. EstatePlus was not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.

In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value death benefit described above.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date


                                       51



of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.

     o If the Continuing Spouse terminates any optional Combination HV & Roll-Up death benefit on the Continuation Date (described below), no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received


                                       52



from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.52%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


YEAR SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4   5
 WITHDRAWAL CHARGE                    7%   6%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class 2 shares of Principal Variable


                                       53



Contracts Funds. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010 FOR SPECIFIC FEE INFORMATION.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT
FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.


OPTIONAL MARKETLOCK FOR LIFE FEE


      NUMBER OF
   COVERED PERSONS       ANNUAL FEE RATE
 One Covered Person          0.70%
 Two Covered Persons         0.95%

The fee for MarketLock For Life will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon cancellation of this feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected above will not increase by more than 0.25% at the time of First Extension.

Certain optional Living Benefits are no longer offered or have changed since first being offered. If your contract was


                                       54



issued with an optional Living Benefit prior to January 19, 2010, please see Appendix E for details regarding the Living Benefit and its fee.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The annualized fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5% of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based


                                       55



on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.


                                       56



OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



                                       57



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate


                                       58



("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or


                                       59



governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.

Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

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     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


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COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this


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treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

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You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


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American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and


                                       65



certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business



                                       66




information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX") (if applicable)

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       67

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                       FISCAL          FISCAL          FISCAL
                                                                        YEAR            YEAR            YEAR
                                                                       ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/09        12/31/10        12/31/11
================================================================= =============== =============== ===============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$11.850      (a)$16.824      (a)$18.552
                                                                  (b)$13.345      (b)$16.222      (b)$17.768
 Ending AUV...................................................... (a)$16.824      (a)$18.552      (a)$19.472
                                                                    (b)$16.222      (b)$17.768      (b)$18.529
 Ending Number of AUs............................................ (a)105,589      (a)204,332      (a)221,197
                                                                  (b)389          (b)2,757        (b)2,450

------------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A

------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...................................................    (a)$6.649       (a)$7.842       (a)$8.950
                                                                     (b)$6.153       (b)$7.653       (b)$8.650
 Ending AUV......................................................    (a)$7.842       (a)$8.950       (a)$9.270
                                                                     (b)$7.653       (b)$8.650       (b)$8.860
 Ending Number of AUs............................................ (a)242,859      (a)212,831      (a)155,271
                                                                  (b)16           (b)15           (b)15

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................    (a)$6.617       (a)$8.488       (a)$9.217
                                                                     (b)$6.647       (b)$8.336       (b)$8.993
 Ending AUV......................................................    (a)$8.488       (a)$9.217       (a)$8.938
                                                                     (b)$8.336       (b)$8.993       (b)$8.664
 Ending Number of AUs............................................ (a)973,207      (a)1,151,162    (a)1,252,589
                                                                  (b)8,684        (b)14,759       (b)14,526

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................    (a)$7.040       (a)$9.402      (a)$10.434
                                                                     (b)$7.356       (b)$9.212      (b)$10.156
 Ending AUV......................................................    (a)$9.402      (a)$10.434      (a)$10.521
                                                                     (b)$9.212      (b)$10.156      (b)$10.175
 Ending Number of AUs............................................ (a)659,014      (a)1,284,159    (a)1,840,078
                                                                  (b)3,938        (b)27,296       (b)62,878

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................    (a)$5.615       (a)$9.161      (a)$10.787
                                                                     (b)$6.534       (b)$8.794      (b)$10.266
 Ending AUV......................................................    (a)$9.161      (a)$10.787       (a)$9.946
                                                                     (b)$8.794      (b)$10.266       (b)$9.324
 Ending Number of AUs............................................ (a)88,587       (a)170,318      (a)173,206
                                                                  (b)15           (b)15           (b)15

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................    (a)$8.603      (a)$10.880      (a)$12.397
                                                                     (b)$8.283      (b)$10.568      (b)$11.964
 Ending AUV......................................................   (a)$10.880      (a)$12.397      (a)$11.953
                                                                    (b)$10.568      (b)$11.964      (b)$11.460
 Ending Number of AUs............................................ (a)1,980,041    (a)3,264,194    (a)4,285,078
                                                                  (b)7,524        (b)48,170       (b)95,620

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$10.383      (a)$12.692      (a)$14.024
                                                                     (b)$9.652      (b)$12.300      (b)$13.503
 Ending AUV......................................................   (a)$12.692      (a)$14.024      (a)$13.500
                                                                    (b)$12.300      (b)$13.503      (b)$12.914
 Ending Number of AUs............................................ (a)3,936,986    (a)5,371,362    (a)6,153,268
                                                                  (b)7,262        (b)48,777       (b)70,473

------------------------------------------------------------------



                                                                       FISCAL          FISCAL          FISCAL          FISCAL
                                                                        YEAR            YEAR            YEAR            YEAR
                                                                       ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/12        12/31/13        12/31/14        12/31/15
================================================================= =============== =============== =============== ===============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$19.472      (a)$22.066      (a)$22.837      (a)$23.396
                                                                  (b)$18.529      (b)$20.861      (b)$21.450      (b)$21.833
 Ending AUV...................................................... (a)$22.066      (a)$22.837      (a)$23.396      (a)$22.814
                                                                    (b)$20.861      (b)$21.450      (b)$21.833      (b)$21.152
 Ending Number of AUs............................................ (a)152,332      (a)140,851      (a)113,726      (a)86,459
                                                                  (b)4,380        (b)4,686        (b)3,118        (b)3,131

------------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A          (b)N/A

------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...................................................    (a)$9.270      (a)$10.291      (a)$12.877      (a)$14.263
                                                                     (b)$8.860       (b)$9.685      (b)$12.001      (b)$13.207
 Ending AUV......................................................   (a)$10.291      (a)$12.877      (a)$14.263      (a)$13.464
                                                                     (b)$9.685      (b)$12.001      (b)$13.207      (b)$12.386
 Ending Number of AUs............................................ (a)131,628      (a)106,027      (a)94,129       (a)83,685
                                                                  (b)14           (b)0            (b)0            (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................    (a)$8.938      (a)$10.153      (a)$12.378      (a)$12.538
                                                                     (b)$8.664       (b)$9.778      (b)$11.844      (b)$11.920
 Ending AUV......................................................   (a)$10.153      (a)$12.378      (a)$12.538      (a)$11.582
                                                                     (b)$9.778      (b)$11.844      (b)$11.920      (b)$10.939
 Ending Number of AUs............................................ (a)1,053,992    (a)902,477      (a)815,944      (a)727,571
                                                                  (b)8,404        (b)8,148        (b)8,908        (b)8,643

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................   (a)$10.521      (a)$11.673      (a)$13.101      (a)$13.499
                                                                    (b)$10.175      (b)$11.216      (b)$12.506      (b)$12.803
 Ending AUV......................................................   (a)$11.673      (a)$13.101      (a)$13.499      (a)$12.358
                                                                    (b)$11.216      (b)$12.506      (b)$12.803      (b)$11.644
 Ending Number of AUs............................................ (a)1,710,269    (a)1,598,985    (a)1,427,092    (a)1,155,671
                                                                  (b)80,512       (b)76,262       (b)76,287       (b)58,465

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................    (a)$9.946      (a)$11.108      (a)$15.295      (a)$16.295
                                                                     (b)$9.324       (b)$9.989      (b)$13.498      (b)$14.287
 Ending AUV......................................................   (a)$11.108      (a)$15.295      (a)$16.295      (a)$16.812
                                                                     (b)$9.989      (b)$13.498      (b)$14.287      (b)$14.644
 Ending Number of AUs............................................ (a)140,107      (a)117,464      (a)86,862       (a)60,877
                                                                  (b)15           (b)0            (b)0            (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$11.953      (a)$14.000      (a)$18.707      (a)$20.101
                                                                    (b)$11.460      (b)$13.336      (b)$17.705      (b)$18.901
 Ending AUV......................................................   (a)$14.000      (a)$18.707      (a)$20.101      (a)$18.572
                                                                    (b)$13.336      (b)$17.705      (b)$18.901      (b)$17.350
 Ending Number of AUs............................................ (a)3,909,371    (a)3,161,544    (a)2,615,060    (a)2,392,866
                                                                  (b)94,245       (b)90,543       (b)86,197       (b)50,843

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$13.500      (a)$15.203      (a)$20.032      (a)$21.696
                                                                    (b)$12.914      (b)$14.450      (b)$18.916      (b)$20.355
 Ending AUV......................................................   (a)$15.203      (a)$20.032      (a)$21.696      (a)$20.661
                                                                    (b)$14.450      (b)$18.916      (b)$20.355      (b)$19.258
 Ending Number of AUs............................................ (a)5,600,169    (a)4,500,468    (a)3,634,117    (a)3,227,201
                                                                  (b)70,367       (b)67,121       (b)60,673       (b)52,054

------------------------------------------------------------------



                                                                       FISCAL          FISCAL          FISCAL
                                                                        YEAR            YEAR            YEAR
                                                                       ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17        12/31/18
================================================================= =============== =============== ===============
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$22.814      (a)$24.927      (a)$26.162
                                                                  (b)$21.152      (b)$22.961      (b)$23.944
 Ending AUV...................................................... (a)$24.927      (a)$26.162      (a)$24.798
                                                                    (b)$22.961      (b)$23.944      (b)$22.547
 Ending Number of AUs............................................ (a)76,062       (a)70,577       (a)60,356
                                                                  (b)4,258        (b)4,614        (b)4,543

------------------------------------------------------------------
COLUMBIA VP-LARGE CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)$10.459      (a)$13.200
                                                                  (b)N/A            (b)$10.413      (b)$13.058
 Ending AUV......................................................   (a)$10.459      (a)$13.200      (a)$12.487
                                                                    (b)$10.413      (b)$13.058      (b)$12.272
 Ending Number of AUs............................................ (a)212,921      (a)179,932      (a)151,506
                                                                  (b)117          (b)92           (b)49

------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...................................................   (a)$13.464      (a)$15.308      (a)$18.209
                                                                    (b)$12.386      (b)$13.992      (b)$16.536
 Ending AUV......................................................   (a)$15.308      (a)$18.209      (a)$16.994
                                                                    (b)$13.992      (b)$16.536      (b)$15.332
 Ending Number of AUs............................................ (a)74,683       (a)67,432       (a)60,473
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................   (a)$11.582      (a)$12.911      (a)$14.240
                                                                    (b)$10.939      (b)$12.116      (b)$13.277
 Ending AUV......................................................   (a)$12.911      (a)$14.240      (a)$12.671
                                                                    (b)$12.116      (b)$13.277      (b)$11.737
 Ending Number of AUs............................................ (a)594,190      (a)551,729      (a)433,735
                                                                  (b)7,381        (b)7,058        (b)6,939

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 2/04/08)
 Beginning AUV...................................................   (a)$12.358      (a)$13.878      (a)$14.992
                                                                    (b)$11.644      (b)$12.993      (b)$13.945
 Ending AUV......................................................   (a)$13.878      (a)$14.992      (a)$14.129
                                                                    (b)$12.993      (b)$13.945      (b)$13.056
 Ending Number of AUs............................................ (a)999,014      (a)929,379      (a)773,214
                                                                  (b)37,387       (b)30,343       (b)29,715

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$16.812      (a)$16.893      (a)$21.136
                                                                    (b)$14.644      (b)$14.620      (b)$18.174
 Ending AUV......................................................   (a)$16.893      (a)$21.136      (a)$20.005
                                                                    (b)$14.620      (b)$18.174      (b)$17.090
 Ending Number of AUs............................................ (a)63,910       (a)60,180       (a)56,219
                                                                  (b)0            (b)0            (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$18.572      (a)$21.400      (a)$24.783
                                                                    (b)$17.350      (b)$19.862      (b)$22.853
 Ending AUV......................................................   (a)$21.400      (a)$24.783      (a)$21.388
                                                                    (b)$19.862      (b)$22.853      (b)$19.595
 Ending Number of AUs............................................ (a)1,986,120    (a)1,745,972    (a)1,579,314
                                                                  (b)44,772       (b)39,213       (b)33,077

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................   (a)$20.661      (a)$24.304      (a)$27.298
                                                                    (b)$19.258      (b)$22.507      (b)$25.117
 Ending AUV......................................................   (a)$24.304      (a)$27.298      (a)$23.230
                                                                    (b)$22.507      (b)$25.117      (b)$21.235
 Ending Number of AUs............................................ (a)2,630,739    (a)2,351,706    (a)2,154,635
                                                                  (b)47,514       (b)41,211       (b)39,558

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-1



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/09         12/31/10         12/31/11
================================================================= ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$8.777       (a)$10.278       (a)$11.885
                                                                   (b)$8.100        (b)$9.953       (b)$11.435
 Ending AUV...................................................... (a)$10.278       (a)$11.885       (a)$10.994
                                                                   (b)$9.953       (b)$11.435       (b)$10.509
 Ending Number of AUs............................................ (a)2,907,993     (a)3,375,213     (a)3,771,464
                                                                  (b)3,969         (b)20,292        (b)28,511

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.389       (a)$29.638       (a)$32.099
                                                                  (b)$22.189       (b)$28.710       (b)$30.917
 Ending AUV...................................................... (a)$29.638       (a)$32.099       (a)$30.810
                                                                  (b)$28.710       (b)$30.917       (b)$29.484
 Ending Number of AUs............................................ (a)155,807       (a)173,428       (a)154,662
                                                                  (b)155           (b)1,660         (b)2,088

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$11.728       (a)$16.419       (a)$20.299
                                                                  (b)$11.683       (b)$15.907       (b)$19.539
 Ending AUV...................................................... (a)$16.419       (a)$20.299       (a)$18.349
                                                                  (b)$15.907       (b)$19.539       (b)$17.548
 Ending Number of AUs............................................ (a)2,856,977     (a)3,737,158     (a)4,700,592
                                                                  (b)6,239         (b)34,770        (b)64,603

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A           (a)$10.758       (a)$11.455
                                                                  (b)N/A           (b)$10.758       (b)$11.362
 Ending AUV...................................................... (a)N/A           (a)$11.455       (a)$11.333
                                                                  (b)N/A           (b)$11.362       (b)$11.169
 Ending Number of AUs............................................ (a)N/A           (a)913,368       (a)1,614,996
                                                                  (b)N/A           (b)28,042        (b)30,750

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A           (a)$10.214       (a)$11.139
                                                                  (b)N/A           (b)$10.214       (b)$10.974
 Ending AUV...................................................... (a)N/A           (a)$11.139       (a)$10.247
                                                                  (b)N/A           (b)$10.974       (b)$10.029
 Ending Number of AUs............................................ (a)N/A           (a)52,618        (a)163,349
                                                                  (b)N/A           (b)992           (b)12,282

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A           (a)$10.301       (a)$11.134
                                                                  (b)N/A           (b)$10.301       (b)$11.016
 Ending AUV...................................................... (a)N/A           (a)$11.134       (a)$10.577
                                                                  (b)N/A           (b)$11.016       (b)$10.396
 Ending Number of AUs............................................ (a)N/A           (a)1,706,058     (a)3,256,421
                                                                  (b)N/A           (b)20,402        (b)23,233

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A           (a)$10.616       (a)$11.396
                                                                  (b)N/A           (b)$10.616       (b)$11.278
 Ending AUV...................................................... (a)N/A           (a)$11.396       (a)$11.010
                                                                  (b)N/A           (b)$11.278       (b)$10.826
 Ending Number of AUs............................................ (a)N/A           (a)1,275,655     (a)2,474,994
                                                                  (b)N/A           (b)368           (b)5,495

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$7.614        (a)$9.254       (a)$10.208
                                                                   (b)$7.657        (b)$9.059        (b)$9.893
 Ending AUV......................................................  (a)$9.254       (a)$10.208       (a)$10.153
                                                                   (b)$9.059        (b)$9.893        (b)$9.776
 Ending Number of AUs............................................ (a)1,632,066     (a)2,079,754     (a)2,333,534
                                                                  (b)13            (b)13            (b)50,324

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$10.994       (a)$12.137       (a)$16.246
                                                                  (b)$10.509       (b)$11.526       (b)$15.329
 Ending AUV...................................................... (a)$12.137       (a)$16.246       (a)$17.226
                                                                  (b)$11.526       (b)$15.329       (b)$16.148
 Ending Number of AUs............................................ (a)3,463,721     (a)2,671,190     (a)2,196,389
                                                                  (b)28,699        (b)27,069        (b)24,538

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$30.810       (a)$35.293       (a)$47.659
                                                                  (b)$29.484       (b)$33.554       (b)$45.019
 Ending AUV...................................................... (a)$35.293       (a)$47.659       (a)$53.455
                                                                  (b)$33.554       (b)$45.019       (b)$50.167
 Ending Number of AUs............................................ (a)151,846       (a)140,396       (a)116,588
                                                                  (b)1,842         (b)1,763         (b)1,662

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$18.349       (a)$21.380       (a)$28.945
                                                                  (b)$17.548       (b)$20.314       (b)$27.324
 Ending AUV...................................................... (a)$21.380       (a)$28.945       (a)$31.035
                                                                  (b)$20.314       (b)$27.324       (b)$29.107
 Ending Number of AUs............................................ (a)4,120,875     (a)3,143,228     (a)2,510,345
                                                                  (b)64,149        (b)60,559        (b)56,268

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.333       (a)$12.358       (a)$13.569
                                                                  (b)$11.169       (b)$12.100       (b)$13.200
 Ending AUV...................................................... (a)$12.358       (a)$13.569       (a)$14.075
                                                                  (b)$12.100       (b)$13.200       (b)$13.604
 Ending Number of AUs............................................ (a)1,568,406     (a)1,402,438     (a)1,239,962
                                                                  (b)30,786        (b)30,856        (b)25,636

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.247       (a)$11.593       (a)$14.123
                                                                  (b)$10.029       (b)$11.273       (b)$13.644
 Ending AUV...................................................... (a)$11.593       (a)$14.123       (a)$14.637
                                                                  (b)$11.273       (b)$13.644       (b)$14.050
 Ending Number of AUs............................................ (a)183,618       (a)162,375       (a)143,869
                                                                  (b)12,281        (b)10,756        (b)10,756

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.577       (a)$11.760       (a)$13.587
                                                                  (b)$10.396       (b)$11.484       (b)$13.182
 Ending AUV...................................................... (a)$11.760       (a)$13.587       (a)$14.071
                                                                  (b)$11.484       (b)$13.182       (b)$13.563
 Ending Number of AUs............................................ (a)3,114,877     (a)2,958,537     (a)2,732,671
                                                                  (b)23,302        (b)23,383        (b)23,310

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.010       (a)$12.120       (a)$13.660
                                                                  (b)$10.826       (b)$11.840       (b)$13.258
 Ending AUV...................................................... (a)$12.120       (a)$13.660       (a)$14.161
                                                                  (b)$11.840       (b)$13.258       (b)$13.655
 Ending Number of AUs............................................ (a)2,361,725     (a)2,378,577     (a)2,218,620
                                                                  (b)5,576         (b)5,628         (b)5,629

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$10.153       (a)$11.578       (a)$14.068
                                                                   (b)$9.776       (b)$11.075       (b)$13.370
 Ending AUV...................................................... (a)$11.578       (a)$14.068       (a)$14.559
                                                                  (b)$11.075       (b)$13.370       (b)$13.747
 Ending Number of AUs............................................ (a)2,155,281     (a)1,863,841     (a)1,602,021
                                                                  (b)52,347        (b)52,334        (b)55,132

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$17.226       (a)$16.480       (a)$19.010
                                                                  (b)$16.148       (b)$15.348       (b)$17.590
 Ending AUV...................................................... (a)$16.480       (a)$19.010       (a)$21.230
                                                                  (b)$15.348       (b)$17.590       (b)$19.517
 Ending Number of AUs............................................ (a)1,937,256     (a)1,588,719     (a)1,414,504
                                                                  (b)20,560        (b)17,797        (b)14,959

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$53.455       (a)$58.431       (a)$59.024
                                                                  (b)$50.167       (b)$54.481       (b)$54.679
 Ending AUV...................................................... (a)$58.431       (a)$59.024       (a)$76.549
                                                                  (b)$54.481       (b)$54.679       (b)$70.456
 Ending Number of AUs............................................ (a)103,681       (a)90,781        (a)76,416
                                                                  (b)1,487         (b)582           (b)579

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$31.035       (a)$28.710       (a)$35.248
                                                                  (b)$29.107       (b)$26.753       (b)$32.633
 Ending AUV...................................................... (a)$28.710       (a)$35.248       (a)$39.162
                                                                  (b)$26.753       (b)$32.633       (b)$36.021
 Ending Number of AUs............................................ (a)2,262,238     (a)1,795,060     (a)1,632,161
                                                                  (b)39,385        (b)78,506        (b)74,170

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.075       (a)$13.679       (a)$14.178
                                                                  (b)$13.604       (b)$13.135       (b)$13.526
 Ending AUV...................................................... (a)$13.679       (a)$14.178       (a)$15.435
                                                                  (b)$13.135       (b)$13.526       (b)$14.630
 Ending Number of AUs............................................ (a)1,054,259     (a)935,862       (a)844,332
                                                                  (b)25,179        (b)24,842        (b)14,768

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.637       (a)$14.147       (a)$14.735
                                                                  (b)$14.050       (b)$13.491       (b)$13.961
 Ending AUV...................................................... (a)$14.147       (a)$14.735       (a)$17.100
                                                                  (b)$13.491       (b)$13.961       (b)$16.097
 Ending Number of AUs............................................ (a)138,965       (a)114,469       (a)109,022
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.071       (a)$13.617       (a)$14.171
                                                                  (b)$13.563       (b)$13.041       (b)$13.484
 Ending AUV...................................................... (a)$13.617       (a)$14.171       (a)$16.072
                                                                  (b)$13.041       (b)$13.484       (b)$15.194
 Ending Number of AUs............................................ (a)2,300,756     (a)2,032,022     (a)1,940,009
                                                                  (b)23,092        (b)14,776        (b)13,288

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.161       (a)$13.719       (a)$14.266
                                                                  (b)$13.655       (b)$13.144       (b)$13.579
 Ending AUV...................................................... (a)$13.719       (a)$14.266       (a)$15.918
                                                                  (b)$13.144       (b)$13.579       (b)$15.054
 Ending Number of AUs............................................ (a)1,946,033     (a)1,622,927     (a)1,450,152
                                                                  (b)1,951         (b)1,948         (b)1,945

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$14.559       (a)$14.496       (a)$15.576
                                                                  (b)$13.747       (b)$13.599       (b)$14.518
 Ending AUV...................................................... (a)$14.496       (a)$15.576       (a)$17.780
                                                                  (b)$13.599       (b)$14.518       (b)$16.465
 Ending Number of AUs............................................ (a)1,469,035     (a)1,440,558     (a)1,455,117
                                                                  (b)55,109        (b)3,962         (b)1,936

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.230
                                                                  (b)$19.517
 Ending AUV...................................................... (a)$19.205
                                                                  (b)$17.541
 Ending Number of AUs............................................ (a)1,228,504
                                                                  (b)13,918

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$76.549
                                                                  (b)$70.456
 Ending AUV...................................................... (a)$76.939
                                                                  (b)$70.354
 Ending Number of AUs............................................ (a)442,069
                                                                  (b)3,370

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$39.162
                                                                  (b)$36.021
 Ending AUV...................................................... (a)$32.658
                                                                  (b)$29.843
 Ending Number of AUs............................................ (a)1,523,096
                                                                  (b)73,917

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$15.435
                                                                  (b)$14.630
 Ending AUV...................................................... (a)$14.601
                                                                  (b)$13.750
 Ending Number of AUs............................................ (a)726,006
                                                                  (b)14,601

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$17.100
                                                                  (b)$16.097
 Ending AUV...................................................... (a)$15.628
                                                                  (b)$14.616
 Ending Number of AUs............................................ (a)100,420
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.072
                                                                  (b)$15.194
 Ending AUV...................................................... (a)$14.889
                                                                  (b)$13.984
 Ending Number of AUs............................................ (a)1,650,787
                                                                  (b)13,285

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$15.918
                                                                  (b)$15.054
 Ending AUV...................................................... (a)$14.899
                                                                  (b)$13.999
 Ending Number of AUs............................................ (a)1,311,630
                                                                  (b)1,943

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$17.780
                                                                  (b)$16.465
 Ending AUV...................................................... (a)$16.656
                                                                  (b)$15.323
 Ending Number of AUs............................................ (a)1,207,117
                                                                  (b)1,934

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-2



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/09         12/31/10         12/31/11
================================================================= ================ ================ ================
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$7.337       (a)$10.244       (a)$11.240
                                                                   (b)$7.646       (b)$10.061       (b)$10.967
 Ending AUV...................................................... (a)$10.244       (a)$11.240       (a)$10.058
                                                                  (b)$10.061       (b)$10.967        (b)$9.750
 Ending Number of AUs............................................ (a)4,439,178     (a)7,227,034     (a)9,633,818
                                                                  (b)16,422        (b)95,449        (b)154,217

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$6.458        (a)$8.838       (a)$10.300
                                                                   (b)$6.828        (b)$8.680       (b)$10.050
 Ending AUV......................................................  (a)$8.838       (a)$10.300        (a)$9.680
                                                                   (b)$8.680       (b)$10.050        (b)$9.384
 Ending Number of AUs............................................ (a)5,117,038     (a)5,915,731     (a)6,542,841
                                                                  (b)11,121        (b)61,394        (b)90,146

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$6.625        (a)$8.535        (a)$9.337
                                                                   (b)$6.701        (b)$8.377        (b)$9.105
 Ending AUV......................................................  (a)$8.535        (a)$9.337        (a)$9.000
                                                                   (b)$8.377        (b)$9.105        (b)$8.719
 Ending Number of AUs............................................ (a)4,973,582     (a)5,375,542     (a)5,530,023
                                                                  (b)10,802        (b)38,160        (b)85,763

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$1.364        (a)$2.016        (a)$2.382
                                                                   (b)$1.422        (b)$1.941        (b)$2.275
 Ending AUV......................................................  (a)$2.016        (a)$2.382        (a)$2.214
                                                                   (b)$1.941        (b)$2.275        (b)$2.100
 Ending Number of AUs............................................ (a)589,698       (a)829,118       (a)1,122,216
                                                                  (b)70            (b)70            (b)758

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$13.516       (a)$13.286       (a)$13.022
                                                                  (b)$13.102       (b)$12.804       (b)$12.431
 Ending AUV...................................................... (a)$13.286       (a)$13.022       (a)$12.758
                                                                  (b)$12.804       (b)$12.431       (b)$12.101
 Ending Number of AUs............................................ (a)1,557,981     (a)1,275,116     (a)1,897,813
                                                                  (b)8             (b)31,233        (b)8,251

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$8.974       (a)$10.593       (a)$12.149
                                                                   (b)$8.177       (b)$10.280       (b)$11.678
 Ending AUV...................................................... (a)$10.593       (a)$12.149       (a)$13.450
                                                                  (b)$10.280       (b)$11.678       (b)$12.835
 Ending Number of AUs............................................ (a)104,025       (a)216,686       (a)331,852
                                                                  (b)12            (b)12            (b)4,140

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$16.594       (a)$21.354       (a)$23.280
                                                                  (b)$17.839       (b)$20.723       (b)$22.446
 Ending AUV...................................................... (a)$21.354       (a)$23.280       (a)$24.338
                                                                  (b)$20.723       (b)$22.446       (b)$23.315
 Ending Number of AUs............................................ (a)3,147,064     (a)4,052,231     (a)4,332,686
                                                                  (b)3,072         (b)33,644        (b)41,213

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$14.476       (a)$18.458       (a)$21.742
                                                                  (b)$12.455       (b)$17.891       (b)$20.938
 Ending AUV...................................................... (a)$18.458       (a)$21.742       (a)$23.102
                                                                  (b)$17.891       (b)$20.938       (b)$22.103
 Ending Number of AUs............................................ (a)1,392,560     (a)1,807,530     (a)1,928,006
                                                                  (b)3,552         (b)22,496        (b)31,842

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$10.058       (a)$12.109       (a)$15.365
                                                                   (b)$9.750       (b)$11.662       (b)$14.703
 Ending AUV...................................................... (a)$12.109       (a)$15.365       (a)$15.431
                                                                  (b)$11.662       (b)$14.703       (b)$14.671
 Ending Number of AUs............................................ (a)8,352,639     (a)6,971,117     (a)5,987,773
                                                                  (b)155,474       (b)147,579       (b)139,059

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$9.680       (a)$11.208       (a)$14.323
                                                                   (b)$9.384       (b)$10.794       (b)$13.706
 Ending AUV...................................................... (a)$11.208       (a)$14.323       (a)$15.262
                                                                  (b)$10.794       (b)$13.706       (b)$14.509
 Ending Number of AUs............................................ (a)5,686,786     (a)4,457,758     (a)3,604,074
                                                                  (b)97,842        (b)92,097        (b)89,567

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$9.000       (a)$10.384       (a)$13.614
                                                                   (b)$8.719        (b)$9.995       (b)$13.019
 Ending AUV...................................................... (a)$10.384       (a)$13.614       (a)$14.787
                                                                   (b)$9.995       (b)$13.019       (b)$14.049
 Ending Number of AUs............................................ (a)4,710,385     (a)3,508,586     (a)2,795,651
                                                                  (b)88,499        (b)82,037        (b)80,126

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$2.214        (a)$2.344        (a)$2.900
                                                                   (b)$2.100        (b)$2.209        (b)$2.715
 Ending AUV......................................................  (a)$2.344        (a)$2.900        (a)$3.556
                                                                   (b)$2.209        (b)$2.715        (b)$3.309
 Ending Number of AUs............................................ (a)811,856       (a)818,214       (a)699,871
                                                                  (b)777           (b)635           (b)538

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$12.758       (a)$12.503       (a)$12.253
                                                                  (b)$12.101       (b)$11.782       (b)$11.471
 Ending AUV...................................................... (a)$12.503       (a)$12.253       (a)$12.004
                                                                  (b)$11.782       (b)$11.471       (b)$11.166
 Ending Number of AUs............................................ (a)1,227,078     (a)1,019,989     (a)958,978
                                                                  (b)8,769         (b)8,572         (b)6,078

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$13.450       (a)$15.040       (a)$20.188
                                                                  (b)$12.835       (b)$14.260       (b)$19.017
 Ending AUV...................................................... (a)$15.040       (a)$20.188       (a)$21.967
                                                                  (b)$14.260       (b)$19.017       (b)$20.559
 Ending Number of AUs............................................ (a)363,315       (a)431,598       (a)398,940
                                                                  (b)3,500         (b)3,150         (b)3,070

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$24.338       (a)$26.640       (a)$26.540
                                                                  (b)$23.315       (b)$25.354       (b)$25.096
 Ending AUV...................................................... (a)$26.640       (a)$26.540       (a)$27.588
                                                                  (b)$25.354       (b)$25.096       (b)$25.917
 Ending Number of AUs............................................ (a)4,074,610     (a)4,138,540     (a)3,604,569
                                                                  (b)43,403        (b)46,050        (b)43,515

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$23.102       (a)$26.607       (a)$25.596
                                                                  (b)$22.103       (b)$25.292       (b)$24.173
 Ending AUV...................................................... (a)$26.607       (a)$25.596       (a)$32.634
                                                                  (b)$25.292       (b)$24.173       (b)$30.621
 Ending Number of AUs............................................ (a)1,763,671     (a)1,790,229     (a)1,219,280
                                                                  (b)31,822        (b)32,760        (b)28,033

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$15.431       (a)$16.211       (a)$16.021
                                                                  (b)$14.671       (b)$15.312       (b)$15.035
 Ending AUV...................................................... (a)$16.211       (a)$16.021       (a)$20.688
                                                                  (b)$15.312       (b)$15.035       (b)$19.289
 Ending Number of AUs............................................ (a)4,907,004     (a)4,669,487     (a)3,657,744
                                                                  (b)113,593       (b)104,526       (b)85,501

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$15.262       (a)$16.015       (a)$17.222
                                                                  (b)$14.509       (b)$15.127       (b)$16.162
 Ending AUV...................................................... (a)$16.015       (a)$17.222       (a)$21.701
                                                                  (b)$15.127       (b)$16.162       (b)$20.234
 Ending Number of AUs............................................ (a)2,959,963     (a)2,628,604     (a)2,115,986
                                                                  (b)69,616        (b)59,911        (b)46,674

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$14.787       (a)$14.734       (a)$16.138
                                                                  (b)$14.049       (b)$13.908       (b)$15.135
 Ending AUV...................................................... (a)$14.734       (a)$16.138       (a)$19.397
                                                                  (b)$13.908       (b)$15.135       (b)$18.074
 Ending Number of AUs............................................ (a)2,373,059     (a)2,064,990     (a)1,759,349
                                                                  (b)62,743        (b)55,357        (b)47,779

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$3.556        (a)$3.846        (a)$4.415
                                                                   (b)$3.309        (b)$3.555        (b)$4.054
 Ending AUV......................................................  (a)$3.846        (a)$4.415        (a)$5.864
                                                                   (b)$3.555        (b)$4.054        (b)$5.350
 Ending Number of AUs............................................ (a)620,712       (a)495,072       (a)429,078
                                                                  (b)488           (b)6,500         (b)16,738

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$12.004       (a)$11.768       (a)$11.552
                                                                  (b)$11.166       (b)$10.876       (b)$10.606
 Ending AUV...................................................... (a)$11.768       (a)$11.552       (a)$11.430
                                                                  (b)$10.876       (b)$10.606       (b)$10.427
 Ending Number of AUs............................................ (a)789,685       (a)773,016       (a)575,985
                                                                  (b)122,974       (b)11,382        (b)9,627

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.967       (a)$22.028       (a)$25.523
                                                                  (b)$20.559       (b)$20.482       (b)$23.578
 Ending AUV...................................................... (a)$22.028       (a)$25.523       (a)$29.795
                                                                  (b)$20.482       (b)$23.578       (b)$27.348
 Ending Number of AUs............................................ (a)346,361       (a)380,467       (a)325,407
                                                                  (b)3,014         (b)3,451         (b)3,138

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$27.588       (a)$26.773       (a)$28.606
                                                                  (b)$25.917       (b)$24.989       (b)$26.527
 Ending AUV...................................................... (a)$26.773       (a)$28.606       (a)$29.971
                                                                  (b)$24.989       (b)$26.527       (b)$27.613
 Ending Number of AUs............................................ (a)3,211,320     (a)2,873,092     (a)2,734,487
                                                                  (b)38,227        (b)31,776        (b)30,646

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$32.634       (a)$32.647       (a)$34.843
                                                                  (b)$30.621       (b)$30.434       (b)$32.272
 Ending AUV...................................................... (a)$32.647       (a)$34.843       (a)$36.077
                                                                  (b)$30.434       (b)$32.272       (b)$33.199
 Ending Number of AUs............................................ (a)1,028,953     (a)920,698       (a)880,823
                                                                  (b)24,758        (b)22,558        (b)17,538

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$20.688
                                                                  (b)$19.289
 Ending AUV...................................................... (a)$18.484
                                                                  (b)$17.122
 Ending Number of AUs............................................ (a)3,225,655
                                                                  (b)81,820

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.701
                                                                  (b)$20.234
 Ending AUV...................................................... (a)$21.261
                                                                  (b)$19.694
 Ending Number of AUs............................................ (a)1,769,634
                                                                  (b)44,791

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$19.397
                                                                  (b)$18.074
 Ending AUV...................................................... (a)$18.711
                                                                  (b)$17.321
 Ending Number of AUs............................................ (a)1,501,991
                                                                  (b)46,283

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$5.864
                                                                   (b)$5.350
 Ending AUV......................................................  (a)$5.293
                                                                   (b)$4.798
 Ending Number of AUs............................................ (a)403,600
                                                                  (b)16,883

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$11.430
                                                                  (b)$10.427
 Ending AUV...................................................... (a)$11.396
                                                                  (b)$10.328
 Ending Number of AUs............................................ (a)534,090
                                                                  (b)9,106

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$29.795
                                                                  (b)$27.348
 Ending AUV...................................................... (a)$29.181
                                                                  (b)$26.609
 Ending Number of AUs............................................ (a)268,669
                                                                  (b)2,863

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$29.971
                                                                  (b)$27.613
 Ending AUV...................................................... (a)$28.612
                                                                  (b)$26.190
 Ending Number of AUs............................................ (a)2,254,623
                                                                  (b)28,610

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$36.077
                                                                  (b)$33.199
 Ending AUV...................................................... (a)$33.134
                                                                  (b)$30.292
 Ending Number of AUs............................................ (a)745,284
                                                                  (b)16,647

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-3



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09         12/31/10         12/31/11
================================================================ ================ ================ ================
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$6.043        (a)$7.836        (a)$9.761
                                                                  (b)$5.771        (b)$7.678        (b)$9.503
 Ending AUV.....................................................  (a)$7.836        (a)$9.761        (a)$9.281
                                                                  (b)$7.678        (b)$9.503        (b)$8.977
 Ending Number of AUs........................................... (a)2,456,196     (a)3,467,338     (a)4,325,591
                                                                 (b)6,244         (b)62,011        (b)58,909

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$20.211       (a)$21.345       (a)$22.288
                                                                 (b)$19.136       (b)$20.589       (b)$21.358
 Ending AUV..................................................... (a)$21.345       (a)$22.288       (a)$23.156
                                                                 (b)$20.589       (b)$21.358       (b)$22.047
 Ending Number of AUs........................................... (a)1,020,141     (a)1,463,786     (a)1,689,096
                                                                 (b)2,783         (b)16,170        (b)22,226

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$4.215        (a)$4.897        (a)$5.982
                                                                  (b)$3.783        (b)$4.757        (b)$5.773
 Ending AUV.....................................................  (a)$4.897        (a)$5.982        (a)$5.738
                                                                  (b)$4.757        (b)$5.773        (b)$5.502
 Ending Number of AUs........................................... (a)2,758,920     (a)4,483,760     (a)6,046,721
                                                                 (b)11,719        (b)64,703        (b)108,109

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$7.827       (a)$10.052       (a)$11.594
                                                                  (b)$7.753        (b)$9.742       (b)$11.164
 Ending AUV..................................................... (a)$10.052       (a)$11.594       (a)$11.227
                                                                  (b)$9.742       (b)$11.164       (b)$10.741
 Ending Number of AUs........................................... (a)461,394       (a)946,276       (a)1,245,538
                                                                 (b)4,305         (b)14,479        (b)28,721

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$12.208       (a)$14.876       (a)$16.345
                                                                 (b)$12.017       (b)$14.385       (b)$15.674
 Ending AUV..................................................... (a)$14.876       (a)$16.345       (a)$16.424
                                                                 (b)$14.385       (b)$15.674       (b)$15.560
 Ending Number of AUs........................................... (a)135,696       (a)241,518       (a)383,244
                                                                 (b)8             (b)8             (b)8

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$11.238       (a)$19.504       (a)$22.710
                                                                 (b)$13.268       (b)$18.913       (b)$21.879
 Ending AUV..................................................... (a)$19.504       (a)$22.710       (a)$16.491
                                                                 (b)$18.913       (b)$21.879       (b)$15.784
 Ending Number of AUs........................................... (a)941,018       (a)1,124,812     (a)1,532,413
                                                                 (b)2,020         (b)20,226        (b)31,605

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$19.139       (a)$24.102       (a)$26.402
                                                                 (b)$18.684       (b)$23.191       (b)$25.210
 Ending AUV..................................................... (a)$24.102       (a)$26.402       (a)$28.103
                                                                 (b)$23.191       (b)$25.210       (b)$26.659
 Ending Number of AUs........................................... (a)36,759        (a)51,711        (a)139,097
                                                                 (b)5             (b)560           (b)2,956

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$14.494       (a)$18.427       (a)$20.699
                                                                 (b)$13.912       (b)$17.805       (b)$19.872
 Ending AUV..................................................... (a)$18.427       (a)$20.699       (a)$18.224
                                                                 (b)$17.805       (b)$19.872       (b)$17.380
 Ending Number of AUs........................................... (a)120,682       (a)164,961       (a)210,250
                                                                 (b)126           (b)2,254         (b)3,607

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/12         12/31/13         12/31/14
================================================================ ================ ================ ================
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$9.281       (a)$10.747       (a)$14.294
                                                                  (b)$8.977       (b)$10.327       (b)$13.647
 Ending AUV..................................................... (a)$10.747       (a)$14.294       (a)$14.046
                                                                 (b)$10.327       (b)$13.647       (b)$13.324
 Ending Number of AUs........................................... (a)3,878,320     (a)3,040,412     (a)2,713,780
                                                                 (b)59,356        (b)56,210        (b)51,668

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$23.156       (a)$23.633       (a)$22.397
                                                                 (b)$22.047       (b)$22.355       (b)$21.048
 Ending AUV..................................................... (a)$23.633       (a)$22.397       (a)$21.929
                                                                 (b)$22.355       (b)$21.048       (b)$20.476
 Ending Number of AUs........................................... (a)1,609,921     (a)1,598,295     (a)1,408,786
                                                                 (b)23,829        (b)24,540        (b)21,638

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$5.738        (a)$6.627        (a)$8.973
                                                                  (b)$5.502        (b)$6.314        (b)$8.493
 Ending AUV.....................................................  (a)$6.627        (a)$8.973        (a)$9.144
                                                                  (b)$6.314        (b)$8.493        (b)$8.599
 Ending Number of AUs........................................... (a)5,549,953     (a)4,163,590     (a)3,476,783
                                                                 (b)115,577       (b)105,435       (b)97,730

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$11.227       (a)$12.271       (a)$16.240
                                                                 (b)$10.741       (b)$11.663       (b)$15.336
 Ending AUV..................................................... (a)$12.271       (a)$16.240       (a)$17.747
                                                                 (b)$11.663       (b)$15.336       (b)$16.651
 Ending Number of AUs........................................... (a)1,235,577     (a)1,144,100     (a)977,716
                                                                 (b)26,241        (b)24,833        (b)22,858

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$16.424       (a)$18.253       (a)$21.428
                                                                 (b)$15.560       (b)$17.070       (b)$19.862
 Ending AUV..................................................... (a)$18.253       (a)$21.428       (a)$23.461
                                                                 (b)$17.070       (b)$19.862       (b)$21.606
 Ending Number of AUs........................................... (a)375,676       (a)366,560       (a)334,835
                                                                 (b)8             (b)0             (b)0

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$16.491       (a)$19.240       (a)$18.263
                                                                 (b)$15.784       (b)$18.296       (b)$17.254
 Ending AUV..................................................... (a)$19.240       (a)$18.263       (a)$16.886
                                                                 (b)$18.296       (b)$17.254       (b)$15.850
 Ending Number of AUs........................................... (a)1,335,017     (a)1,435,287     (a)1,330,652
                                                                 (b)31,709        (b)32,549        (b)25,968

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$28.103       (a)$31.403       (a)$40.652
                                                                 (b)$26.659       (b)$29.597       (b)$38.066
 Ending AUV..................................................... (a)$31.403       (a)$40.652       (a)$45.573
                                                                 (b)$29.597       (b)$38.066       (b)$42.398
 Ending Number of AUs........................................... (a)182,048       (a)234,051       (a)235,640
                                                                 (b)3,181         (b)3,109         (b)3,323

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$18.224       (a)$20.928       (a)$25.948
                                                                 (b)$17.380       (b)$19.829       (b)$24.427
 Ending AUV..................................................... (a)$20.928       (a)$25.948       (a)$26.562
                                                                 (b)$19.829       (b)$24.427       (b)$24.843
 Ending Number of AUs........................................... (a)171,096       (a)167,015       (a)147,567
                                                                 (b)3,565         (b)3,423         (b)3,404

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/15         12/31/16         12/31/17
================================================================ ================ ================ ================
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$14.046       (a)$12.771       (a)$16.423
                                                                 (b)$13.324       (b)$12.036       (b)$15.377
 Ending AUV..................................................... (a)$12.771       (a)$16.423       (a)$17.720
                                                                 (b)$12.036       (b)$15.377       (b)$16.484
 Ending Number of AUs........................................... (a)2,483,685     (a)1,867,355     (a)1,729,494
                                                                 (b)45,990        (b)40,493        (b)34,519

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$21.929       (a)$20.926       (a)$20.829
                                                                 (b)$20.476       (b)$19.412       (b)$19.197
 Ending AUV..................................................... (a)$20.926       (a)$20.829       (a)$21.858
                                                                 (b)$19.412       (b)$19.197       (b)$20.016
 Ending Number of AUs........................................... (a)1,200,016     (a)1,221,981     (a)1,133,303
                                                                 (b)35,904        (b)19,341        (b)17,592

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV..................................................  (a)$9.144        (a)$8.924        (a)$9.112
                                                                  (b)$8.599        (b)$8.338        (b)$8.458
 Ending AUV.....................................................  (a)$8.924        (a)$9.112       (a)$11.177
                                                                  (b)$8.338        (b)$8.458       (b)$10.308
 Ending Number of AUs........................................... (a)2,952,378     (a)2,740,860     (a)2,267,478
                                                                 (b)74,117        (b)87,877        (b)74,297

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$17.747       (a)$17.483       (a)$16.928
                                                                 (b)$16.651       (b)$16.297       (b)$15.678
 Ending AUV..................................................... (a)$17.483       (a)$16.928       (a)$21.647
                                                                 (b)$16.297       (b)$15.678       (b)$19.918
 Ending Number of AUs........................................... (a)841,195       (a)744,762       (a)589,536
                                                                 (b)20,058        (b)18,599        (b)11,895

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$23.461       (a)$23.056       (a)$24.276
                                                                 (b)$21.606       (b)$21.096       (b)$22.068
 Ending AUV..................................................... (a)$23.056       (a)$24.276       (a)$27.324
                                                                 (b)$21.096       (b)$22.068       (b)$24.678
 Ending Number of AUs........................................... (a)336,782       (a)326,086       (a)296,854
                                                                 (b)0             (b)0             (b)0

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$16.886       (a)$14.221       (a)$15.468
                                                                 (b)$15.850       (b)$13.262       (b)$14.332
 Ending AUV..................................................... (a)$14.221       (a)$15.468       (a)$21.623
                                                                 (b)$13.262       (b)$14.332       (b)$19.905
 Ending Number of AUs........................................... (a)1,278,302     (a)1,144,501     (a)848,214
                                                                 (b)14,550        (b)12,732        (b)9,608

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$45.573       (a)$43.799       (a)$49.724
                                                                 (b)$42.398       (b)$40.483       (b)$45.663
 Ending AUV..................................................... (a)$43.799       (a)$49.724       (a)$57.789
                                                                 (b)$40.483       (b)$45.663       (b)$52.726
 Ending Number of AUs........................................... (a)214,577       (a)191,683       (a)169,815
                                                                 (b)3,256         (b)3,160         (b)2,955

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$26.562       (a)$25.775       (a)$26.758
                                                                 (b)$24.843       (b)$23.951       (b)$24.704
 Ending AUV..................................................... (a)$25.775       (a)$26.758       (a)$32.690
                                                                 (b)$23.951       (b)$24.704       (b)$29.985
 Ending Number of AUs........................................... (a)128,639       (a)110,095       (a)96,439
                                                                 (b)3,333         (b)3,178         (b)2,058

-----------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================ ================
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$17.720
                                                                 (b)$16.484
 Ending AUV..................................................... (a)$15.181
                                                                 (b)$14.030
 Ending Number of AUs........................................... (a)1,580,568
                                                                 (b)31,241

-----------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$21.858
                                                                 (b)$20.016
 Ending AUV..................................................... (a)$20.942
                                                                 (b)$19.052
 Ending Number of AUs........................................... (a)939,000
                                                                 (b)16,829

-----------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$11.177
                                                                 (b)$10.308
 Ending AUV..................................................... (a)$10.455
                                                                  (b)$9.579
 Ending Number of AUs........................................... (a)1,870,028
                                                                 (b)70,611

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$21.647
                                                                 (b)$19.918
 Ending AUV..................................................... (a)$21.541
                                                                 (b)$19.692
 Ending Number of AUs........................................... (a)477,073
                                                                 (b)10,977

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$27.324
                                                                 (b)$24.678
 Ending AUV..................................................... (a)$24.766
                                                                 (b)$22.222
 Ending Number of AUs........................................... (a)248,662
                                                                 (b)0

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$21.623
                                                                 (b)$19.905
 Ending AUV..................................................... (a)$17.127
                                                                 (b)$15.664
 Ending Number of AUs........................................... (a)839,583
                                                                 (b)7,869

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$57.789
                                                                 (b)$52.726
 Ending AUV..................................................... (a)$54.245
                                                                 (b)$49.170
 Ending Number of AUs........................................... (a)142,898
                                                                 (b)2,710

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV.................................................. (a)$32.690
                                                                 (b)$29.985
 Ending AUV..................................................... (a)$28.554
                                                                 (b)$26.021
 Ending Number of AUs........................................... (a)88,787
                                                                 (b)2,152

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-4



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/09         12/31/10         12/31/11
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$22.667       (a)$24.850       (a)$25.962
                                                                  (b)$23.138       (b)$24.164       (b)$25.081
 Ending AUV...................................................... (a)$24.850       (a)$25.962       (a)$27.131
                                                                  (b)$24.164       (b)$25.081       (b)$26.041
 Ending Number of AUs............................................ (a)2,150,941     (a)4,204,015     (a)5,223,327
                                                                  (b)9,305         (b)60,263        (b)82,466

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$6.875        (a)$9.620       (a)$11.857
                                                                   (b)$7.110        (b)$9.267       (b)$11.348
 Ending AUV......................................................  (a)$9.620       (a)$11.857       (a)$10.958
                                                                   (b)$9.267       (b)$11.348       (b)$10.419
 Ending Number of AUs............................................ (a)559,828       (a)973,025       (a)1,371,046
                                                                  (b)2,184         (b)36,835        (b)49,084

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$24.304       (a)$31.879       (a)$35.135
                                                                  (b)$24.290       (b)$30.859       (b)$33.790
 Ending AUV...................................................... (a)$31.879       (a)$35.135       (a)$33.058
                                                                  (b)$30.859       (b)$33.790       (b)$31.587
 Ending Number of AUs............................................ (a)1,363,068     (a)1,767,423     (a)1,986,164
                                                                  (b)2,010         (b)21,991        (b)21,999

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$4.225        (a)$5.681        (a)$6.279
                                                                   (b)$4.341        (b)$5.499        (b)$6.039
 Ending AUV......................................................  (a)$5.681        (a)$6.279        (a)$5.824
                                                                   (b)$5.499        (b)$6.039        (b)$5.565
 Ending Number of AUs............................................ (a)416,482       (a)1,557,571     (a)2,521,915
                                                                  (b)6,036         (b)34,821        (b)47,077

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$16.758       (a)$20.866       (a)$22.794
                                                                  (b)$16.241       (b)$20.188       (b)$21.910
 Ending AUV...................................................... (a)$20.866       (a)$22.794       (a)$21.966
                                                                  (b)$20.188       (b)$21.910       (b)$20.977
 Ending Number of AUs............................................ (a)910,975       (a)1,667,431     (a)2,233,603
                                                                  (b)4,169         (b)24,255        (b)34,606

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.787       (a)$25.360       (a)$27.416
                                                                  (b)$21.399       (b)$24.529       (b)$26.245
 Ending AUV...................................................... (a)$25.360       (a)$27.416       (a)$27.454
                                                                  (b)$24.529       (b)$26.245       (b)$26.037
 Ending Number of AUs............................................ (a)436,107       (a)572,601       (a)570,167
                                                                  (b)5             (b)5             (b)1,299

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$9.714       (a)$12.325       (a)$13.137
                                                                   (b)$9.244       (b)$11.939       (b)$12.643
 Ending AUV...................................................... (a)$12.325       (a)$13.137       (a)$11.021
                                                                  (b)$11.939       (b)$12.643       (b)$10.538
 Ending Number of AUs............................................ (a)1,523,368     (a)1,641,307     (a)1,671,433
                                                                  (b)1,613         (b)25,616        (b)33,368

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$12.248       (a)$15.895       (a)$18.285
                                                                  (b)$12.370       (b)$15.354       (b)$17.463
 Ending AUV...................................................... (a)$15.895       (a)$18.285       (a)$17.945
                                                                  (b)$15.354       (b)$17.463       (b)$17.008
 Ending Number of AUs............................................ (a)30,485        (a)39,972        (a)52,994
                                                                  (b)8             (b)8             (b)637

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$27.131       (a)$28.593       (a)$27.084
                                                                  (b)$26.041       (b)$27.266       (b)$25.660
 Ending AUV...................................................... (a)$28.593       (a)$27.084       (a)$27.889
                                                                  (b)$27.266       (b)$25.660       (b)$26.252
 Ending Number of AUs............................................ (a)5,404,831     (a)5,513,692     (a)4,452,817
                                                                  (b)93,245        (b)95,934        (b)88,813

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$10.958       (a)$12.494       (a)$17.483
                                                                  (b)$10.419       (b)$11.803       (b)$16.409
 Ending AUV...................................................... (a)$12.494       (a)$17.483       (a)$19.112
                                                                  (b)$11.803       (b)$16.409       (b)$17.821
 Ending Number of AUs............................................ (a)1,255,065     (a)979,227       (a)845,424
                                                                  (b)48,794        (b)46,516        (b)44,525

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$33.058       (a)$36.607       (a)$48.079
                                                                  (b)$31.587       (b)$34.751       (b)$45.346
 Ending AUV...................................................... (a)$36.607       (a)$48.079       (a)$50.419
                                                                  (b)$34.751       (b)$45.346       (b)$47.245
 Ending Number of AUs............................................ (a)1,819,032     (a)1,434,502     (a)1,185,252
                                                                  (b)21,421        (b)20,199        (b)17,940

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$5.824        (a)$6.384        (a)$8.404
                                                                   (b)$5.565        (b)$6.061        (b)$7.927
 Ending AUV......................................................  (a)$6.384        (a)$8.404        (a)$9.240
                                                                   (b)$6.061        (b)$7.927        (b)$8.660
 Ending Number of AUs............................................ (a)2,456,436     (a)2,012,901     (a)1,694,623
                                                                  (b)47,324        (b)45,299        (b)40,457

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$21.966       (a)$25.713       (a)$33.301
                                                                  (b)$20.977       (b)$24.397       (b)$31.392
 Ending AUV...................................................... (a)$25.713       (a)$33.301       (a)$36.276
                                                                  (b)$24.397       (b)$31.392       (b)$33.975
 Ending Number of AUs............................................ (a)2,071,657     (a)1,706,278     (a)1,393,685
                                                                  (b)35,135        (b)33,711        (b)30,340

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$27.454       (a)$30.024       (a)$35.105
                                                                  (b)$26.037       (b)$28.289       (b)$32.863
 Ending AUV...................................................... (a)$30.024       (a)$35.105       (a)$37.403
                                                                  (b)$28.289       (b)$32.863       (b)$34.787
 Ending Number of AUs............................................ (a)492,325       (a)448,329       (a)366,157
                                                                  (b)2,018         (b)790           (b)790

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$11.021       (a)$12.706       (a)$15.059
                                                                  (b)$10.538       (b)$12.070       (b)$14.213
 Ending AUV...................................................... (a)$12.706       (a)$15.059       (a)$13.544
                                                                  (b)$12.070       (b)$14.213       (b)$12.700
 Ending Number of AUs............................................ (a)1,439,002     (a)1,308,655     (a)1,266,916
                                                                  (b)33,388        (b)34,198        (b)32,316

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$17.945       (a)$20.600       (a)$26.559
                                                                  (b)$17.008       (b)$19.399       (b)$24.849
 Ending AUV...................................................... (a)$20.600       (a)$26.559       (a)$28.818
                                                                  (b)$19.399       (b)$24.849       (b)$26.787
 Ending Number of AUs............................................ (a)69,878        (a)133,350       (a)145,652
                                                                  (b)653           (b)645           (b)645

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$27.889       (a)$27.367       (a)$27.795
                                                                  (b)$26.252       (b)$25.594       (b)$25.826
 Ending AUV...................................................... (a)$27.367       (a)$27.795       (a)$28.388
                                                                  (b)$25.594       (b)$25.826       (b)$26.206
 Ending Number of AUs............................................ (a)3,792,674     (a)3,562,505     (a)3,491,048
                                                                  (b)74,626        (b)67,440        (b)63,323

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$19.112       (a)$19.337       (a)$19.037
                                                                  (b)$17.821       (b)$17.914       (b)$17.522
 Ending AUV...................................................... (a)$19.337       (a)$19.037       (a)$24.249
                                                                  (b)$17.914       (b)$17.522       (b)$22.175
 Ending Number of AUs............................................ (a)737,568       (a)686,596       (a)555,677
                                                                  (b)23,943        (b)58,141        (b)51,571

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$50.419       (a)$50.184       (a)$56.503
                                                                  (b)$47.245       (b)$46.721       (b)$52.263
 Ending AUV...................................................... (a)$50.184       (a)$56.503       (a)$66.935
                                                                  (b)$46.721       (b)$52.263       (b)$61.513
 Ending Number of AUs............................................ (a)1,000,006     (a)846,082       (a)712,417
                                                                  (b)15,488        (b)13,627        (b)11,728

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$9.240        (a)$9.476        (a)$9.902
                                                                   (b)$8.660        (b)$8.823        (b)$9.160
 Ending AUV......................................................  (a)$9.476        (a)$9.902       (a)$12.359
                                                                   (b)$8.823        (b)$9.160       (b)$11.359
 Ending Number of AUs............................................ (a)1,562,880     (a)1,421,924     (a)1,193,784
                                                                  (b)33,661        (b)29,495        (b)25,203

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$36.276       (a)$35.717       (a)$38.123
                                                                  (b)$33.975       (b)$33.235       (b)$35.244
 Ending AUV...................................................... (a)$35.717       (a)$38.123       (a)$46.227
                                                                  (b)$33.235       (b)$35.244       (b)$42.460
 Ending Number of AUs............................................ (a)1,201,606     (a)1,079,496     (a)902,455
                                                                  (b)25,665        (b)22,643        (b)18,148

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$37.403       (a)$36.578       (a)$39.198
                                                                  (b)$34.787       (b)$33.799       (b)$35.987
 Ending AUV...................................................... (a)$36.578       (a)$39.198       (a)$43.221
                                                                  (b)$33.799       (b)$35.987       (b)$39.423
 Ending Number of AUs............................................ (a)330,911       (a)313,833       (a)281,034
                                                                  (b)790           (b)1,122         (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$13.544       (a)$13.342       (a)$12.852
                                                                  (b)$12.700       (b)$12.430       (b)$11.896
 Ending AUV...................................................... (a)$13.342       (a)$12.852       (a)$15.790
                                                                  (b)$12.430       (b)$11.896       (b)$14.521
 Ending Number of AUs............................................ (a)1,141,435     (a)1,090,051     (a)884,293
                                                                  (b)19,520        (b)21,916        (b)17,984

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$28.818       (a)$29.162       (a)$31.992
                                                                  (b)$26.787       (b)$26.931       (b)$29.354
 Ending AUV...................................................... (a)$29.162       (a)$31.992       (a)$36.736
                                                                  (b)$26.931       (b)$29.354       (b)$33.489
 Ending Number of AUs............................................ (a)136,515       (a)131,321       (a)119,766
                                                                  (b)645           (b)645           (b)803

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$28.388
                                                                  (b)$26.206
 Ending AUV...................................................... (a)$27.761
                                                                  (b)$25.460
 Ending Number of AUs............................................ (a)2,805,766
                                                                  (b)54,363

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$24.249
                                                                  (b)$22.175
 Ending AUV...................................................... (a)$22.658
                                                                  (b)$20.586
 Ending Number of AUs............................................ (a)480,059
                                                                  (b)49,507

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$66.935
                                                                  (b)$61.513
 Ending AUV...................................................... (a)$60.081
                                                                  (b)$54.855
 Ending Number of AUs............................................ (a)650,184
                                                                  (b)11,443

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$12.359
                                                                  (b)$11.359
 Ending AUV...................................................... (a)$11.504
                                                                  (b)$10.504
 Ending Number of AUs............................................ (a)1,028,666
                                                                  (b)24,819

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$46.227
                                                                  (b)$42.460
 Ending AUV...................................................... (a)$42.958
                                                                  (b)$39.200
 Ending Number of AUs............................................ (a)759,186
                                                                  (b)16,838

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$43.221
                                                                  (b)$39.423
 Ending AUV...................................................... (a)$40.015
                                                                  (b)$36.261
 Ending Number of AUs............................................ (a)255,801
                                                                  (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$15.790
                                                                  (b)$14.521
 Ending AUV...................................................... (a)$13.352
                                                                  (b)$12.199
 Ending Number of AUs............................................ (a)836,155
                                                                  (b)10,200

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$36.736
                                                                  (b)$33.489
 Ending AUV...................................................... (a)$33.241
                                                                  (b)$30.105
 Ending Number of AUs............................................ (a)104,601
                                                                  (b)645

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-5



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/09         12/31/10         12/31/11
================================================================= ================ ================ ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$20.109       (a)$24.162       (a)$27.027
                                                                  (b)$19.700       (b)$23.528       (b)$26.053
 Ending AUV...................................................... (a)$24.162       (a)$27.027       (a)$26.799
                                                                  (b)$23.528       (b)$26.053       (b)$25.658
 Ending Number of AUs............................................ (a)70,440        (a)83,903        (a)124,104
                                                                  (b)5             (b)5             (b)1,958

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$13.828       (a)$19.294       (a)$21.723
                                                                  (b)$15.109       (b)$18.661       (b)$20.874
 Ending AUV...................................................... (a)$19.294       (a)$21.723       (a)$22.255
                                                                  (b)$18.661       (b)$20.874       (b)$21.247
 Ending Number of AUs............................................ (a)418,967       (a)558,678       (a)632,707
                                                                  (b)252           (b)21,204        (b)17,301

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$10.433       (a)$13.095       (a)$13.778
                                                                   (b)$9.765       (b)$12.740       (b)$13.278
 Ending AUV...................................................... (a)$13.095       (a)$13.778       (a)$11.669
                                                                  (b)$12.740       (b)$13.278       (b)$11.172
 Ending Number of AUs............................................ (a)3,271,712     (a)3,291,170     (a)3,305,428
                                                                  (b)10            (b)4,856         (b)7,452

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$12.999       (a)$16.636       (a)$16.865
                                                                  (b)$12.731       (b)$16.101       (b)$16.217
 Ending AUV...................................................... (a)$16.636       (a)$16.865       (a)$14.641
                                                                  (b)$16.101       (b)$16.217       (b)$13.988
 Ending Number of AUs............................................ (a)2,103,834     (a)4,064,417     (a)5,928,610
                                                                  (b)8,222         (b)54,576        (b)80,257

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$31.735       (a)$42.640       (a)$51.414
                                                                  (b)$30.642       (b)$41.268       (b)$49.436
 Ending AUV...................................................... (a)$42.640       (a)$51.414       (a)$46.952
                                                                  (b)$41.268       (b)$49.436       (b)$44.853
 Ending Number of AUs............................................ (a)688,460       (a)867,556       (a)1,059,541
                                                                  (b)1,431         (b)6,797         (b)10,843

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$18.463       (a)$18.913       (a)$19.507
                                                                  (b)$18.200       (b)$18.315       (b)$18.769
 Ending AUV...................................................... (a)$18.913       (a)$19.507       (a)$20.524
                                                                  (b)$18.315       (b)$18.769       (b)$19.618
 Ending Number of AUs............................................ (a)4,055,134     (a)4,923,589     (a)4,819,670
                                                                  (b)3,761         (b)35,290        (b)47,541

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$26.799       (a)$29.473       (a)$34.137
                                                                  (b)$25.658       (b)$28.035       (b)$32.261
 Ending AUV...................................................... (a)$29.473       (a)$34.137       (a)$36.040
                                                                  (b)$28.035       (b)$32.261       (b)$33.839
 Ending Number of AUs............................................ (a)109,789       (a)101,030       (a)77,980
                                                                  (b)479           (b)484           (b)389

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$22.255       (a)$25.579       (a)$27.118
                                                                  (b)$21.247       (b)$24.261       (b)$25.555
 Ending AUV...................................................... (a)$25.579       (a)$27.118       (a)$26.868
                                                                  (b)$24.261       (b)$25.555       (b)$25.156
 Ending Number of AUs............................................ (a)654,850       (a)551,165       (a)473,764
                                                                  (b)17,207        (b)17,715        (b)17,458

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$11.669       (a)$13.905       (a)$16.673
                                                                  (b)$11.172       (b)$13.227       (b)$15.757
 Ending AUV...................................................... (a)$13.905       (a)$16.673       (a)$14.832
                                                                  (b)$13.227       (b)$15.757       (b)$13.926
 Ending Number of AUs............................................ (a)2,744,772     (a)2,107,693     (a)1,917,761
                                                                  (b)7,010         (b)6,427         (b)7,228

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$14.641       (a)$17.202       (a)$20.854
                                                                  (b)$13.988       (b)$16.327       (b)$19.666
 Ending AUV...................................................... (a)$17.202       (a)$20.854       (a)$19.108
                                                                  (b)$16.327       (b)$19.666       (b)$17.902
 Ending Number of AUs............................................ (a)5,298,166     (a)4,528,664     (a)4,206,684
                                                                  (b)80,721        (b)78,501        (b)73,328

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)$10.034       (a)$10.517       (a)$12.134
                                                                  (b)$10.008       (b)$10.423       (b)$11.933
 Ending AUV...................................................... (a)$10.517       (a)$12.134       (a)$12.468
                                                                  (b)$10.423       (b)$11.933       (b)$12.181
 Ending Number of AUs............................................ (a)322,994       (a)2,826,745     (a)4,532,127
                                                                  (b)10            (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.416       (a)$12.060
                                                                   (b)$9.999       (b)$10.366       (b)$11.911
 Ending AUV...................................................... (a)$10.416       (a)$12.060       (a)$12.389
                                                                  (b)$10.366       (b)$11.911       (b)$12.157
 Ending Number of AUs............................................ (a)219,729       (a)2,856,604     (a)4,647,902
                                                                  (b)10            (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$46.952       (a)$57.150       (a)$76.263
                                                                  (b)$44.853       (b)$54.241       (b)$71.914
 Ending AUV...................................................... (a)$57.150       (a)$76.263       (a)$86.347
                                                                  (b)$54.241       (b)$71.914       (b)$80.895
 Ending Number of AUs............................................ (a)900,977       (a)744,910       (a)604,148
                                                                  (b)10,563        (b)9,926         (b)9,500

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$20.524       (a)$20.928       (a)$20.132
                                                                  (b)$19.618       (b)$19.875       (b)$18.995
 Ending AUV...................................................... (a)$20.928       (a)$20.132       (a)$20.801
                                                                  (b)$19.875       (b)$18.995       (b)$19.500
 Ending Number of AUs............................................ (a)4,709,764     (a)4,718,839     (a)4,002,255
                                                                  (b)51,478        (b)47,482        (b)44,258

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$36.040       (a)$34.798        (a)$37.873
                                                                  (b)$33.839       (b)$32.461        (b)$35.101
 Ending AUV...................................................... (a)$34.798       (a)$37.873        (a)$42.328
                                                                  (b)$32.461       (b)$35.101        (b)$38.976
 Ending Number of AUs............................................ (a)77,355        (a)93,903        (a)84,196
                                                                  (b)394           (b)295           (b)304

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$26.868       (a)$25.263        (a)$29.351
                                                                  (b)$25.156       (b)$23.500        (b)$27.126
 Ending AUV...................................................... (a)$25.263       (a)$29.351        (a)$31.645
                                                                  (b)$23.500       (b)$27.126        (b)$29.057
 Ending Number of AUs............................................ (a)404,140       (a)348,787       (a)320,727
                                                                  (b)17,462        (b)15,859        (b)14,777

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$14.832       (a)$14.338        (a)$14.299
                                                                  (b)$13.926       (b)$13.375        (b)$13.253
 Ending AUV...................................................... (a)$14.338       (a)$14.299        (a)$17.490
                                                                  (b)$13.375       (b)$13.253        (b)$16.106
 Ending Number of AUs............................................ (a)1,686,763     (a)1,594,929     (a)1,319,609
                                                                  (b)7,276         (b)7,610         (b)5,286

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$19.108       (a)$17.901        (a)$17.836
                                                                  (b)$17.902       (b)$16.663        (b)$16.495
 Ending AUV...................................................... (a)$17.901       (a)$17.836        (a)$21.338
                                                                  (b)$16.663       (b)$16.495        (b)$19.606
 Ending Number of AUs............................................ (a)3,770,058     (a)3,584,245     (a)3,015,474
                                                                  (b)62,504        (b)56,459        (b)48,282

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV................................................... (a)$12.468       (a)$11.647        (a)$11.988
                                                                  (b)$12.181       (b)$11.305        (b)$11.562
 Ending AUV...................................................... (a)$11.647       (a)$11.988        (a)$14.164
                                                                  (b)$11.305       (b)$11.562        (b)$13.571
 Ending Number of AUs............................................ (a)4,289,481     (a)3,934,627     (a)3,753,732
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.389       (a)$11.542        (a)$11.953
                                                                  (b)$12.157       (b)$11.252        (b)$11.578
 Ending AUV...................................................... (a)$11.542       (a)$11.953        (a)$13.935
                                                                  (b)$11.252       (b)$11.578        (b)$13.411
 Ending Number of AUs............................................ (a)4,322,955     (a)3,971,182     (a)3,875,649
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$86.347       (a)$92.239        (a)$92.422
                                                                  (b)$80.895       (b)$85.855        (b)$85.470
 Ending AUV...................................................... (a)$92.239       (a)$92.422       (a)$120.571
                                                                  (b)$85.855       (b)$85.470       (b)$110.781
 Ending Number of AUs............................................ (a)499,300       (a)464,409       (a)367,831
                                                                  (b)8,125         (b)7,719         (b)6,669

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$20.801       (a)$20.547        (a)$20.483
                                                                  (b)$19.500       (b)$19.136        (b)$18.954
 Ending AUV...................................................... (a)$20.547       (a)$20.483        (a)$20.730
                                                                  (b)$19.136       (b)$18.954        (b)$19.058
 Ending Number of AUs............................................ (a)3,518,969     (a)3,350,236     (a)3,240,151
                                                                  (b)63,492        (b)36,263        (b)36,616

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) -
AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$42.328
                                                                   (b)$38.976
 Ending AUV......................................................  (a)$39.700
                                                                   (b)$36.318
 Ending Number of AUs............................................ (a)75,938
                                                                  (b)258

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$31.645
                                                                   (b)$29.057
 Ending AUV......................................................  (a)$29.900
                                                                   (b)$27.276
 Ending Number of AUs............................................ (a)273,358
                                                                  (b)14,368

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$17.490
                                                                   (b)$16.106
 Ending AUV......................................................  (a)$14.156
                                                                   (b)$12.950
 Ending Number of AUs............................................ (a)1,248,132
                                                                  (b)6,045

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$21.338
                                                                   (b)$19.606
 Ending AUV......................................................  (a)$17.576
                                                                   (b)$16.045
 Ending Number of AUs............................................ (a)2,869,589
                                                                  (b)45,607

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 6/18/12)
 Beginning AUV...................................................  (a)$14.164
                                                                   (b)$13.571
 Ending AUV......................................................  (a)$12.997
                                                                   (b)$12.372
 Ending Number of AUs............................................ (a)3,470,775
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$13.935
                                                                   (b)$13.411
 Ending AUV......................................................  (a)$12.738
                                                                   (b)$12.178
 Ending Number of AUs............................................ (a)3,604,177
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV................................................... (a)$120.571
                                                                  (b)$110.781
 Ending AUV...................................................... (a)$117.565
                                                                  (b)$107.316
 Ending Number of AUs............................................ (a)304,066
                                                                  (b)6,267

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...................................................  (a)$20.730
                                                                   (b)$19.058
 Ending AUV......................................................  (a)$20.373
                                                                   (b)$18.608
 Ending Number of AUs............................................ (a)2,619,878
                                                                  (b)33,896

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-6



                                                                  FISCAL         FISCAL           FISCAL
                                                                   YEAR           YEAR             YEAR
                                                                  ENDED           ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/09       12/31/10         12/31/11
============================================================= ============= ================ ================
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)N/A        (a)$11.304       (a)$11.400
                                                              (b)N/A        (b)$11.304       (b)$11.323
 Ending AUV.................................................. (a)N/A        (a)$11.400       (a)$11.901
                                                              (b)N/A        (b)$11.323       (b)$11.745
 Ending Number of AUs........................................ (a)N/A        (a)2,376,510     (a)4,128,226
                                                              (b)N/A        (b)61,809        (b)79,037

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV...............................................  (a)$7.892    (a)$10.892       (a)$12.966
                                                               (b)$7.858    (b)$10.546       (b)$12.462
 Ending AUV.................................................. (a)$10.892    (a)$12.966       (a)$12.486
                                                              (b)$10.546    (b)$12.462       (b)$11.925
 Ending Number of AUs........................................ (a)149,294    (a)208,937       (a)282,983
                                                              (b)221        (b)1,235         (b)1,409

--------------------------------------------------------------
SAM BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...............................................  (a)$7.732     (a)$9.414       (a)$10.509
                                                               (b)$7.402     (b)$8.910        (b)$9.839
 Ending AUV..................................................  (a)$9.414    (a)$10.509       (a)$10.426
                                                               (b)$8.910     (b)$9.839        (b)$9.643
 Ending Number of AUs........................................ (a)60,700     (a)50,211        (a)41,767
                                                              (b)13         (b)13            (b)12

--------------------------------------------------------------
SAM CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...............................................  (a)$8.379     (a)$9.963       (a)$10.963
                                                               (b)$8.279     (b)$9.587       (b)$10.411
 Ending AUV..................................................  (a)$9.963    (a)$10.963       (a)$11.010
                                                               (b)$9.587    (b)$10.411       (b)$10.341
 Ending Number of AUs........................................ (a)18,922     (a)17,934        (a)4,579
                                                              (b)12         (b)11            (b)11

--------------------------------------------------------------
SAM CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...............................................  (a)$7.485     (a)$9.242       (a)$10.460
                                                               (b)$7.103     (b)$8.807        (b)$9.866
 Ending AUV..................................................  (a)$9.242    (a)$10.460       (a)$10.238
                                                               (b)$8.807     (b)$9.866        (b)$9.537
 Ending Number of AUs........................................ (a)12,429     (a)10,556        (a)3,442
                                                              (b)14         (b)13            (b)13

--------------------------------------------------------------
SAM FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...............................................  (a)$8.848    (a)$10.424       (a)$11.320
                                                               (b)$8.805     (b)$9.961       (b)$10.694
 Ending AUV.................................................. (a)$10.424    (a)$11.320       (a)$11.499
                                                               (b)$9.961    (b)$10.694       (b)$10.731
 Ending Number of AUs........................................ (a)13,765     (a)14,418        (a)14,123
                                                              (b)11         (b)11            (b)10

--------------------------------------------------------------
SAM STRATEGIC GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV...............................................  (a)$7.758     (a)$9.708       (a)$11.108
                                                               (b)$7.265     (b)$9.181       (b)$10.400
 Ending AUV..................................................  (a)$9.708    (a)$11.108       (a)$10.708
                                                               (b)$9.181    (b)$10.400        (b)$9.915
 Ending Number of AUs........................................ (a)36,871     (a)34,717        (a)23,502
                                                              (b)14         (b)13            (b)12

--------------------------------------------------------------



                                                                   FISCAL           FISCAL           FISCAL           FISCAL
                                                                    YEAR             YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               12/31/12         12/31/13         12/31/14         12/31/15
============================================================= ================ ================ ================ ================
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)$11.901       (a)$12.166       (a)$11.355       (a)$11.367
                                                              (b)$11.745       (b)$11.928       (b)$11.061       (b)$11.001
 Ending AUV.................................................. (a)$12.166       (a)$11.355       (a)$11.367       (a)$11.044
                                                              (b)$11.928       (b)$11.061       (b)$11.001       (b)$10.619
 Ending Number of AUs........................................ (a)4,455,375     (a)5,108,228     (a)4,790,833     (a)4,135,199
                                                              (b)83,662        (b)94,184        (b)92,252        (b)77,634

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV............................................... (a)$12.486       (a)$14.256       (a)$20.022       (a)$19.779
                                                              (b)$11.925       (b)$13.528       (b)$18.877       (b)$18.526
 Ending AUV.................................................. (a)$14.256       (a)$20.022       (a)$19.779       (a)$19.202
                                                              (b)$13.528       (b)$18.877       (b)$18.526       (b)$17.869
 Ending Number of AUs........................................ (a)263,066       (a)185,122       (a)157,234       (a)124,998
                                                              (b)1,660         (b)1,095         (b)1,138         (b)1,142

--------------------------------------------------------------
SAM BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$10.426       (a)$11.548       (a)$13.346       (a)$14.011
                                                               (b)$9.643       (b)$10.502       (b)$12.012       (b)$12.529
 Ending AUV.................................................. (a)$11.548       (a)$13.346       (a)$14.011       (a)$13.650
                                                              (b)$10.502       (b)$12.012       (b)$12.529       (b)$12.127
 Ending Number of AUs........................................ (a)23,059        (a)14,702        (a)6,837         (a)6,425
                                                              (b)12            (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$11.010       (a)$12.027       (a)$13.179       (a)$13.748
                                                              (b)$10.341       (b)$11.175       (b)$12.144       (b)$12.586
 Ending AUV.................................................. (a)$12.027       (a)$13.179       (a)$13.748       (a)$13.414
                                                              (b)$11.175       (b)$12.144       (b)$12.586       (b)$12.201
 Ending Number of AUs........................................ (a)1,674         (a)1,611         (a)1,429         (a)765
                                                              (b)10            (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$10.238       (a)$11.476       (a)$13.884       (a)$14.651
                                                               (b)$9.537       (b)$10.512       (b)$12.586       (b)$13.196
 Ending AUV.................................................. (a)$11.476       (a)$13.884       (a)$14.651       (a)$14.236
                                                              (b)$10.512       (b)$12.586       (b)$13.196       (b)$12.739
 Ending Number of AUs........................................ (a)3,306         (a)3,157         (a)2,954         (a)2,816
                                                              (b)12            (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$11.499       (a)$12.496       (a)$13.227       (a)$13.782
                                                              (b)$10.731       (b)$11.503       (b)$12.065       (b)$12.490
 Ending AUV.................................................. (a)$12.496       (a)$13.227       (a)$13.782       (a)$13.365
                                                              (b)$11.503       (b)$12.065       (b)$12.490       (b)$12.033
 Ending Number of AUs........................................ (a)13,800        (a)8,571         (a)7,994         (a)7,255
                                                              (b)10            (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM STRATEGIC GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$10.708       (a)$12.153       (a)$15.214       (a)$16.237
                                                               (b)$9.915       (b)$11.038       (b)$13.665       (b)$14.489
 Ending AUV.................................................. (a)$12.153       (a)$15.214       (a)$16.237       (a)$15.692
                                                              (b)$11.038       (b)$13.665       (b)$14.489       (b)$13.912
 Ending Number of AUs........................................ (a)14,701        (a)14,096        (a)13,638        (a)6,622
                                                              (b)12            (b)0             (b)0             (b)0

--------------------------------------------------------------



                                                                   FISCAL           FISCAL           FISCAL
                                                                    YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               12/31/16         12/31/17         12/31/18
============================================================= ================ ================ ================
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV............................................... (a)$11.044       (a)$11.280       (a)$11.324
                                                              (b)$10.619       (b)$10.776       (b)$10.749
 Ending AUV.................................................. (a)$11.280       (a)$11.324       (a)$11.130
                                                              (b)$10.776       (b)$10.749       (b)$10.495
 Ending Number of AUs........................................ (a)3,865,807     (a)3,874,277     (a)3,221,618
                                                              (b)67,768        (b)66,945        (b)61,277

--------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/29/06)
 Beginning AUV............................................... (a)$19.202       (a)$20.258       (a)$25.792
                                                              (b)$17.869       (b)$18.730       (b)$23.694
 Ending AUV.................................................. (a)$20.258       (a)$25.792       (a)$23.617
                                                              (b)$18.730       (b)$23.694       (b)$21.554
 Ending Number of AUs........................................ (a)106,011       (a)93,985        (a)84,970
                                                              (b)1,145         (b)1,098         (b)1,107

--------------------------------------------------------------
SAM BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$13.650       (a)$14.335       (a)$16.220
                                                              (b)$12.127       (b)$12.653       (b)$14.225
 Ending AUV.................................................. (a)$14.335       (a)$16.220       (a)$15.135
                                                              (b)$12.653       (b)$14.225       (b)$13.187
 Ending Number of AUs........................................ (a)6,093         (a)5,955         (a)5,701
                                                              (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$13.414       (a)$14.016       (a)$15.343
                                                              (b)$12.201       (b)$12.665       (b)$13.776
 Ending AUV.................................................. (a)$14.016       (a)$15.343       (a)$14.543
                                                              (b)$12.665       (b)$13.776       (b)$12.972
 Ending Number of AUs........................................ (a)743           (a)428           (a)392
                                                              (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$14.236       (a)$14.970       (a)$17.614
                                                              (b)$12.739       (b)$13.309       (b)$15.559
 Ending AUV.................................................. (a)$14.970       (a)$17.614       (a)$16.164
                                                              (b)$13.309       (b)$15.559       (b)$14.184
 Ending Number of AUs........................................ (a)1,942         (a)1,773         (a)1,733
                                                              (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$13.365       (a)$14.050       (a)$14.964
                                                              (b)$12.033       (b)$12.568       (b)$13.300
 Ending AUV.................................................. (a)$14.050       (a)$14.964       (a)$14.413
                                                              (b)$12.568       (b)$13.300       (b)$12.727
 Ending Number of AUs........................................ (a)6,874         (a)6,825         (a)6,722
                                                              (b)0             (b)0             (b)0

--------------------------------------------------------------
SAM STRATEGIC GROWTH - PVCF Class 2 Shares
(Inception Date - 1/29/07)
 Beginning AUV............................................... (a)$15.692       (a)$16.369       (a)$19.661
                                                              (b)$13.912       (b)$14.418       (b)$17.206
 Ending AUV.................................................. (a)$16.369       (a)$19.661       (a)$17.646
                                                              (b)$14.418       (b)$17.206       (b)$15.342
 Ending Number of AUs........................................ (a)3,841         (a)3,631         (a)3,524
                                                              (b)0             (b)0             (b)0

--------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            APPENDIX B - FORMULA AND EXAMPLES OF CALCULATIONS OF THE

            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED - 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX increases or decreases, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUMPTIONS:

     o     SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED

     o     THE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


                           CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

1.10% + [0.05% x (16.88 - 20)]

1.10% +[0.05% x (-3.12)]

1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:



              VALUE     CALCULATED
  BENEFIT       OF       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX        VALUE       FEE RATE     FEE RATE
     6th     20.00        1.10%        1.10%       0.2750%
     7th     25.57        1.38%        1.35%       0.3375%
     8th     30.22        1.61%        1.60%       0.4000%
     9th     26.02        1.40%        1.40%       0.3500%
    10th     22.83        1.24%        1.24%       0.3100%
    11th     19.88        1.09%        1.09%       0.2725%
    12th     20.60        1.13%        1.13%       0.2825%
    13th     14.44        0.82%        0.88%       0.2200%
    14th     13.41        0.77%        0.77%       0.1925%
    15th      9.11        0.56%        0.60%       0.1500%
    16th     16.30        0.92%        0.85%       0.2125%


                                      B-1



The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

1.10% + [0.05% x (25.57 - 20)]

1.10% + [0.05% x (5.57)]

1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
                                                                                                   North Dakota
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
                                                                                                   Texas
                                                                                                   Washington
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman Sachs
                                 VIT Government Money Market Fund or similar money market
                                   portfolio.
Death Benefits                   The Combination HV & Roll-Up death benefit and the EstatePlus     Washington
                                   death benefit are not available.
Income Phase                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
MarketLock For Life              You may elect the current Maximum Annual Withdrawal Amount to be  Oregon received monthly.
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Penalty Free Withdrawal          Penalty Free Withdrawal amounts are calculated as of the          Washington
                                   greatest of:
                                 (a) penalty-free earnings;
                                 (b) interest earnings on amounts allocated to the Fixed Account
                                 Option that have not been previously
                                 withdrawn; or
                                 (c) 10% of the Total Invested Amount. You will receive the benefit of a penalty free withdrawal upon full
                                 surrender.
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified contracts
                                 based on contract value when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase Payments
                                 when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when you
                                 begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                   charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin the
                                   Income Phase. For any amount in excess
                                 of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
                                 contracts based on total Purchase Payments when you begin the
                                   Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                   and 1.0% for Non-Qualified contracts
                                 based on contract value when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                   contracts based on total Purchase Payments
                                 when you begin the Income Phase.
SunAmerica Income Plus,          Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
SunAmerica Income Builder,                                                                         Texas
MarketLock For Life                                                                                Washington
Systematic Withdrawal            Minimum withdrawal amount is $250 per withdrawal.                 Oregon
Transfer Privilege               Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                   Texas
Withdrawals                      You receive the benefit of a penalty free withdrawal upon a full  Washington surrender.


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




TABLE OF CONTENTS



MarketLock Income Plus and MarketLock For Life
  Plus........................................ 0
MarketLock Income Plus and MarketLock For Life
  Plus Fee.................................... E-8
MarketLock and MarketLock For Two............. E-12
MarketLock and MarketLock For Two Fee......... E-14
Polaris Income Rewards........................ E-18
Polaris Income Rewards Fee.................... E-19
Capital Protector............................. E-21
Capital Protector Fee......................... E-21



We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you elected a Living Benefit.


MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus and MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the penalty free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.


IF YOU ELECTED ONE COVERED PERSON(1):


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(2)
           One Owner              45          80
         Joint Owners
    (based on the age of the
         older Owner)             45          80

                                      E-1



IF YOU ELECTED TWO COVERED PERSONS(1):


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(2)       AGE       AGE(2)
 NON-QUALIFIED:
 Joint Owners                 45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age
    75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single Owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1,
2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" BELOW.


Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.


ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
        Prior to 65th birthday           4% of Income Base
       On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
     SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
         Prior to 65th birthday           4% of Income Base
       On or after 65th birthday         4.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


    AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
        Prior to 62nd birthday           4% of Income Base
       On or after 62nd birthday         5% of Income Base

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ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
   At least age 45 but prior to 65th birthday      4% of Income Base
   At least age 65 but prior to 76th birthday      5% of Income Base
               On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


       AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
   At least age 45 but prior to 65th birthday      4% of Income Base
   At least age 65 but prior to 76th birthday     4.75% of Income Base
               On or after 76th birthday          5.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/09)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


          AGE OF THE COVERED PERSON AT                 MAXIMUM ANNUAL
            TIME OF FIRST WITHDRAWAL                WITHDRAWAL PERCENTAGE
                Prior to the 60th birthday           4% of Income Base
 At least age 60 but prior to the 76th birthday      5% of Income Base
             On or after the 76th birthday           6% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


          AGE OF THE COVERED PERSON AT                 MAXIMUM ANNUAL
            TIME OF FIRST WITHDRAWAL                WITHDRAWAL PERCENTAGE
                Prior to the 65th birthday           4% of Income Base
 At least age 65 but prior to the 76th birthday      5% of Income Base
             On or after the 76th birthday           6% of Income Base

As the original Owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.


Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1.   Invest 100% in the SA DFA Ultra Short Bond; or

     2. Invest 100% in Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.

     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: Franklin Allocation VIP Funds, Franklin Income VIP Fund, SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA Managed Allocation Balanced, SA Managed Allocation Moderate, SA Managed Allocation Moderate Growth, SA MFS Total Return, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SAM Balanced



MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1.   Invest 100% in the SA DFA Ultra Short Bond; or

                                      E-3



     2. Invest 100% in Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.

     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: Franklin Income VIP Fund, SA Allocation Balanced, SA Allocation Moderate, SA Allocation Moderate Growth, SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SAM Balanced; or


     4. Invest in accordance with the requirements outlined in the table below:





   INVESTMENT           INVESTMENT              VARIABLE PORTFOLIOS
      GROUP            REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. BOND, CASH       Minimum 20%*        SA DFA Ultra Short Bond
  AND FIXED          Maximum 100%        SA Federated Corporate Bond
  ACCOUNTS                               SA Goldman Sachs Global Bond
                   *(30%, for
                                         SA JPMorgan MFS Core Bond
                   MarketLock
                                         SA Wellington Government and
                   Income Plus and
                                         Quality Bond
                   MarketLock For
                   Life Plus issued      SA Wellington Real Return
                   on or after
                                         DCA FIXED ACCOUNTS
                   5/1/09)
                                         6-Month DCA
                                         1-Year DCA
                                         2-Year DCA (if available)
                                         FIXED ACCOUNTS
                                         1-Year Fixed (if available)


   INVESTMENT           INVESTMENT              VARIABLE PORTFOLIOS
      GROUP            REQUIREMENT             AND/OR FIXED ACCOUNTS
 B. EQUITY            Minimum 0%         Columbia VP-Income
  MAXIMUM               Maximum          Opportunities Fund
                         80%**           Equity Income Account

                                         Franklin Allocation VIP Fund
                   **(70%, for
                                         Franklin Income VIP Fund
                   MarketLock
                                         Invesco V.I. American Franchise
                   Income Plus and
                   MarketLock For        Fund
                   Life Plus issued      Invesco V.I. Comstock Fund
                   on or after           Invesco V.I. Growth and Income
                   5/1/09)
                                         Fund
                                         Lord Abbett Growth and Income
                                         SA AB Growth
                                         SA AB Small & Mid Cap Value
                                         SA Allocation Balanced
                                         SA Allocation Growth
                                         SA Allocation Moderate
                                         SA Allocation Moderate Growth
                                         SA American Funds Asset
                                         Allocation
                                         SA American Funds Global
                                         Growth
                                         SA American Funds Growth
                                         SA American Funds
                                         Growth-Income
                                         SA Dogs of Wall Street
                                         SA Janus Focused Growth
                                         SA JPMorgan Diversified
                                         Balanced
                                         SA JPMorgan Equity-Income
                                         SA JPMorgan Global Equities
                                         SA Legg Mason BW Large Cap
                                         Value
                                         SA MFS Blue Chip Growth
                                         SA MFS Massachusetts Investor
                                         Trust
                                         SA MFS Total Return
                                         SA Morgan Stanley
                                         International Equities
                                         SA Oppenheimer Main Street
                                         Large Cap
                                         SA PGI Asset Allocation
                                         SA PineBridge High Yield Bond
                                         SA Putnam International
                                         Growth and Income
                                         SA Templeton Foreign Value
                                         SA VCP Dynamic Allocation
                                         SA VCP Dynamic Strategy
                                         SA Wellington Capital
                                         Appreciation
                                         SA WellsCap Aggressive Growth
                                         SAM Balanced1
                                         SAM Conservative Balanced
                                         SAM Conservative Growth
                                         SAM Flexible Income
                                         SAM Strategic Growth


                                      E-4





  INVESTMENT         INVESTMENT              VARIABLE PORTFOLIOS
    GROUP           REQUIREMENT             AND/OR FIXED ACCOUNTS
 C. LIMITED        Minimum 0%         Columbia VP-Large Cap Growth
  EQUITY             Maximum          Fund
                     20%***           SA Columbia Technology

                                      SA Fidelity Institutional AM(R)
                ***(10%, for
                                      Real Estate
                MarketLock
                                      SA Franklin Small Company
                Income Plus and
                MarketLock For        Value
                Life Plus issued      SA Invesco Growth
                on or after           Opportunities
                5/1/09)
                                      SA JPMorgan Emerging
                                      Markets
                                      SA JPMorgan Mid-Cap Growth


 1 Only available if you purchased your contract through Chase Investment
   Services Corporation (formerly WaMu Investments, Inc.).

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-Year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of ELIGIBLE PURCHASE PAYMENTS does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?"below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as


                                      E-5



defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.


          FEATURE                     INCOME CREDIT PERCENTAGE
   MarketLock Income Plus      6% (reduced for withdrawals up to the
  (contracts issued on or        Maximum Annual Withdrawal Amount)
       after 5/1/09)
   MarketLock Income Plus      7% (reduced for withdrawals up to the
       (contracts issued         Maximum Annual Withdrawal Amount)
   between 5/1/08 and
        4/30/09)
 MarketLock For Life Plus     6% (0% in years withdrawals are taken)
       (contracts issued
     on or after 5/1/09)
     MarketLock For Life      7% (0% in years withdrawals are taken)
        Plus +7% Option
     MarketLock For Life      6% (0% in years withdrawals are taken)
         +6% Option

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary


                                      E-6



Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit, if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


                                      E-7



YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:


                                                               ANNUALIZED
                                                                  FEE
                                                             (calculated as
                                               NUMBER OF      a percentage
                                                COVERED      of the Income
                  FEATURE                       PERSONS          Base)
 MarketLock Income Plus                           One            1.10%
   (contracts issued on or after 5/1/09)          Two            1.35%
 MarketLock Income Plus                           One            0.95%
   (contracts issued between 5/1/08 and           Two            1.20%
    4/30/09)
 MarketLock For Life Plus                         One            0.95%
   (contracts issued on or after 5/1/09)          Two            1.25%
 MarketLock For Life Plus                         One            0.75%
   7% Option                                      Two            1.00%
 MarketLock For Life Plus                         One            0.65%
   6% Option                                      Two            0.90%

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender


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your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period?


MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or before May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not


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elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under these features, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under the feature and your contract along with the feature will terminate. An Income Credit is no longer available and the Living Benefit is terminated.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the feature may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to MarketLock Income Plus and MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the feature and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the feature and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the feature and the contract; or

     2.   Continue the contract with the feature and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered


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Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus or MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the feature.


What happens to MarketLock Income Plus and MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel the MarketLock Income Plus or MarketLock For Life Plus feature?

You may cancel your Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the feature, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the feature after cancellation.


Are there circumstances under which MarketLock Income Plus and MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or full surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the feature. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the feature. Any ownership change is contingent upon prior review and approval by the Company.


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Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus and MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who is the Covered Person, is no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the feature based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS FEATURE?"


MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK SUMMARY TABLE:



                                 MAXIMUM          INITIAL           MAXIMUM
                                 ANNUAL           MINIMUM           ANNUAL
                               WITHDRAWAL        WITHDRAWAL       WITHDRAWAL
                               PERCENTAGE*      PERIOD PRIOR     PERCENTAGE IF
       TIME OF FIRST          PRIOR TO ANY         TO ANY        EXTENSION IS
        WITHDRAWAL              EXTENSION        EXTENSION          ELECTED
 Before 5th Benefit               5%             20 years             5%
   Year anniversary
 On or after 5th Benefit          7%            14.28 years           7%
   Year anniversary
 On or after 10th                 10%            10 years             7%
   Benefit Year
   anniversary
 On or after 20th                 10%            10 years            10%
   Benefit Year
   anniversary
 On or after the older            5%            Life of the           5%
   contract Owner's                           older contract
   65th birthday**                                 Owner


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of the RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, Maximum Anniversary Value ("MAV") Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" BELOW.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


MARKETLOCK FOR TWO SUMMARY TABLE:


                                                     MAXIMUM ANNUAL
            AGE OF THE YOUNGER SPOUSE                  WITHDRAWAL
           AT TIME OF FIRST WITHDRAWAL                PERCENTAGE*
      At least age 55 but prior to 63rd birthday          4%
      At least age 63 but prior to 76th birthday          5%
             On or after 76th birthday                    6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is


                                      E-12



    greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will not be considered RMD from this contract. Please see "What are the effects of withdrawals on MarketLock and MarketLock For Two?" below.


How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal Continuation Contributions, if applicable; however, spousal Continuation Contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older Owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US PRIOR TO THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock and MarketLock For Two calculated?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.


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If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What are the fees for MarketLock and MarketLock For Two?


MARKETLOCK
The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume.


MARKETLOCK FOR TWO
The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.


What are the effects of withdrawals on MarketLock and MarketLock For Two?


MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older Owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older Owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or if the MAV Benefit Base is stepped-up on a contract anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "How are the components for MarketLock and MarketLock For Two calculated?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less


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than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

      If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawals),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV


                                      E-15



     Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if my contract value is reduced to zero?


MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract Owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.


MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.


What happens to MarketLock and MarketLock For Two upon a spousal continuation?


MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older Owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals, if eligible, because they are based on the older Owner's life.

If the contract Owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original Owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was


                                      E-16



taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract Owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the Owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the Owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.


What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.


MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3.   Any option mutually agreeable between you and us.


Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.


Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?


MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older Owner;* or

     2.   Withdrawals prior to the 65th birthday of the older Owner; or


                                      E-17



     3.   Death of the older Owner; or

     4.   A Spousal Continuation (upon the death of the older Owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older Owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5.   Death of surviving original spouse; or

     6. A change in ownership that involves the original Owner(s) except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS OVER THE LIFETIME OF YOUR SPOUSE ARE TERMINATED?"*
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1.   One of the two original Owners is removed from the contract; or

     2.   The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint Owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint Owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"


POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


POLARIS INCOME REWARDS SUMMARY:


                                                                       MINIMUM
                                                                     WITHDRAWAL
                                                                     PERIOD* (IF
                                                                       MAXIMUM
                                                                       ANNUAL
                                                        MAXIMUM      WITHDRAWAL
                            BENEFIT                      ANNUAL        AMOUNT
             MAXIMUM     AVAILABILITY     STEP-UP      WITHDRAWAL       TAKEN
 OPTION   ELECTION AGE       DATE         AMOUNT     PERCENTAGE***   EACH YEAR)
    1      Age 80 or       3 years       10%* of        10% of        11 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    2      Age 80 or       5 years       20%* of        10% of        12 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    3      Age 70 or      10 years      50%** of        10% of        15 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.


                                      E-18



How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:


     CONTRACT YEAR        ANNUALIZED FEE
       0-7 years              0.65%
       8-10 years             0.45%
          11+                 None

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if


                                      E-19



     you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

            (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.


Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1.   The Stepped-Up Benefit Base is equal to zero; or

                                      E-20



     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.


What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, PENALTY FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.


CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

    (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

    (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

The fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-5             0.65%
      6-10            0.45%
      11+             none

For contracts issued in Oregon and Washington, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.65%
      8-10            0.30%
      11+             none

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a


                                      E-21

subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.


We will allocate the Benefit, if any, on the Benefit Date to the SA DFA Ultra Short Bond Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.



                                      E-22

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APPENDIX F - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
                        PURCHASED PRIOR TO MAY 3, 2009
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The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. If you elected the initial first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary, provided the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of Extension. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension.


If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the initial first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010.


How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts purchased between MAY 1, 2008 AND MAY 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the second Extension?

If you elect the second Extension, the fee for the living benefit which is calculated as a percentage of the Income Base and deducted quarterly will be increased by 0.15% as follows:


                         CURRENT
                     ANNUALIZED FEE     ANNUALIZED FEE
    NUMBER OF          AFTER FIRST       AFTER SECOND
 COVERED PERSONS        EXTENSION         EXTENSION
        One         1.20%              1.35%
        Two         1.45%              1.60%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:



 Option 1     At least 50% in one or more of the following:
               SA DFA Ultra Short Bond
               SA VCP Dynamic Allocation
               SA VCP Dynamic Strategy
              Up to 50% in one or more of the following:
               Franklin Allocation VIP Fund
               Franklin Income VIP Fund
               SA Allocation Balanced
               SA Allocation Moderate
               SA Allocation Moderate Growth
               SA American Funds Asset Allocation
               SA PGI Asset Allocation
               SA JPMorgan Diversified Balanced
               SA MFS Total Return
               SAM Balanced
 Option 2     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in Allocation 1*, 2* or 3*
 Option 3     25% IN SA VCP DYNAMIC ALLOCATION
              25% IN SA VCP DYNAMIC STRATEGY
              50% IN ONE OF THE COMBINATIONS BELOW:
              COMBINATION          25%               25%
                 1            Allocation 1*     SA Allocation
                                                Balanced
                 2            Allocation 2*     SA Allocation
                                                Moderate
                 3            Allocation 3*     SA Allocation
                                                Moderate
                                                Growth


                                      F-1



     * Please see the allocations for the formerly available
     Polaris Portfolio Allocator Program in APPENDIX I -
     POLARIS PORTFOLIO ALLOCATOR PROGRAM AND
     50%-50% COMBINATION MODEL PROGRAM FOR
     CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.


                                      F-2

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           APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2010, please see Appendix H for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit.

The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, in describing the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the


                                      G-1



          Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

      The anniversary value for any year is equal to the contract value on the applicable anniversary.

      If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

      If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B.   COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
     DEATH:

If the original Owner elected the optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a)        15 years after the contract date; or

          (b)        The day before the Continuing Spouse's 80th birthday; or


                                      G-2



          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


C. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      G-3

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    APPENDIX H - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR

                     CONTRACTS ISSUED PRIOR TO MAY 1, 2010
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If you elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT OR OPTIONAL MAXIMUM ANNIVERSARY DEATH VALUE BENEFIT in the prospectus for details. If original Owner of the contract elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see Optional Combination HV & Roll-Up Death Benefit or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IN APPENDIX G -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

If you elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS BENEFIT in the prospectus for details. If original Owner of the contract elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS DEATH BENEFIT IN APPENDIX G -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

For contracts issued in Washington prior to May 1, 2010, the standard death benefit is only available to contract Owners or Continuing Spouses who are age 82 and younger.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.


STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

                                      H-1



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.


STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.


OPTIONAL ENHANCED DEATH BENEFITS

If you elected the Purchase Payment Accumulation or the Maximum Anniversary Value death benefit option, the fee is 0.25% of the average daily net asset value allocated to the Variable Portfolios.


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation was not available in New York and Washington.


MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If you purchased your contract prior to May 1, 2007, under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.


                                      H-2



If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation will no longer be deducted as of the Continuation Date.

Purchase Payment Accumulation was not available in New York and Washington.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the contract was issued prior to May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.


                                      H-3

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APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL
            PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
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EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)





                                        ALLOCATION          ALLOCATION          ALLOCATION        ALLOCATION
       VARIABLE PORTFOLIOS                  1                   2                   3                  4
 Invesco V.I. Comstock Fund                  5.00%               5.00%               6.00%              8.00%
 Invesco V.I. Growth and
   Income Fund                               6.00%               7.00%               8.00%              8.00%
 SA AB Growth                                3.00%               4.00%               4.00%              6.00%
 SA AB Small & Mid Cap
   Value                                     1.00%               1.00%               1.00%              2.00%
 SA American Funds Global
   Growth                                    2.00%               3.00%               4.00%              6.00%
 SA American Funds
   Growth-Income                             0.00%               0.00%               1.00%              4.00%
 SA DFA Ultra Short Bond                     2.00%               1.00%               0.00%              0.00%
 SA Dogs of Wall Street                      3.00%               3.00%               3.00%              5.00%
 SA Federated Corporate Bond                10.00%               8.00%               7.00%              1.00%
 SA Fidelity Institutional AM(R)
   Real Estate                               0.00%               0.00%               0.00%              1.00%
 SA Franklin Small Company
   Value                                     0.00%               2.00%               2.00%              1.00%
 SA Goldman Sachs Global
   Bond                                      4.00%               4.00%               2.00%              2.00%
 SA Janus Focused Growth                     0.00%               1.00%               1.00%              2.00%
 SA JPMorgan Emerging
   Markets                                   0.00%               1.00%               2.00%              2.00%
 SA JPMorgan Equity-Income                   6.00%               7.00%               8.00%              8.00%


                                        ALLOCATION          ALLOCATION          ALLOCATION        ALLOCATION
       VARIABLE PORTFOLIOS                  1                   2                   3                  4
 SA JPMorgan MFS Core
   Bond                                     17.00%              13.00%              10.00%              5.00%
 SA Legg Mason BW Large
   Cap Value                                 4.00%               4.00%               4.00%              5.00%
 SA MFS Blue Chip Growth                     2.00%               3.00%               4.00%              4.00%
 SA MFS Massachusetts
   Investors Trust                           6.00%               6.00%               7.00%              8.00%
 SA Morgan Stanley
   International Equities                    3.00%               3.00%               4.00%              5.00%
 SA Oppenheimer Main Street
   Large Cap                                 3.00%               4.00%               4.00%              6.00%
 SA PineBridge High-Yield
   Bond                                      4.00%               3.00%               2.00%              0.00%
 SA Templeton Foreign Value                  3.00%               3.00%               3.00%              4.00%
 SA Wellington Capital
   Appreciation                              3.00%               3.00%               4.00%              5.00%
 SA Wellington Government
   and Quality Bond                          8.00%               8.00%               7.00%              2.00%
 SA Wellington Real Return                   5.00%               3.00%               2.00%              0.00%
                           TOTAL              100%                100%                100%               100%


EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      I-1

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APPENDIX J - MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK
                         FOR LIFE EXTENSION PARAMETERS

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The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:




     MARKETLOCK FEATURE         CONTRACT PURCHASE DATES
 MarketLock Income Plus     May 4, 2009 - January 18, 2010
 MarketLock For Life Plus   May 4, 2009 - January 18, 2010
 MarketLock For Life        May 4, 2009 - January 20, 2012



In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                1.10%                   1.20%
        Two                1.35%                   1.45%



If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.95%                   1.20%
        Two                1.25%                   1.45%



If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.70%                   0.95%
        Two                0.95%                   1.20%



What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living


                                      J-1





benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:




 Option 1     Up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 2 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in one or more of the following Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 3     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2
              or Combination Allocation 3
              * Please see Appendix I - POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 for the allocations of the formerly available Polaris Portfolio Allocator Models and 50%-50%
              Combination Models.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in accordance with the requirements outlined in the table below:







   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 15%     SA Federated Corporate Bond
  AND FIXED        Maximum 50%     SA Goldman Sachs Global Bond
  ACCOUNTS                         SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real ReturnDCA
                                   FIXED ACCOUNTS
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCAFIXED ACCOUNTS
                                   1-Year Fixed (if available)


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY          Minimum 0%     Columbia VP-Income
  MAXIMUM          Maximum 35%     Opportunities Fund
                                   Columbia VP-Marsico Focused
                                   Equities
                                   Franklin Allocation VIP Fund
                                   Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund, Series II Shares
                                   Invesco V.I. Comstock Fund,
                                   Series II Shares
                                   Invesco V.I. Growth and Income
                                   Fund, Series II Shares
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate
                                   SA Allocation Moderate Growth
                                   SA American Funds Asset
                                   Allocation
                                   SA American Funds Global
                                   Growth
                                   SA American Funds Growth
                                   SA American Funds
                                   Growth-Income
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA PGI Asset Allocation
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%     SA Columbia Technology
  EQUITY            Maximum 5%     SA Fidelity Institutional AM(R)
                                   Real Estate
                                   SA Franklin Small Company
                                   Value
                                   SA Invesco Growth
                                   Opportunities
                                   SA JPMorgan Emerging
                                   Markets
                                   SA JPMorgan Mid-Cap Growth




                                      J-2




     Please forward a copy (without charge) of the Polaris Choice III Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

           POLARIS CHOICE II AND POLARIS CHOICE III VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2019


                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
American Home Assurance Company...............................    4
General Account...............................................    4
Master-Feeder Structure.......................................    4
Performance Data..............................................    5
Annuity Income Payments.......................................    6
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   16
Distribution of Contracts.....................................   16
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Choice II and Polaris Choice III contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                        AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible;

if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Variable Separate Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     PVC SAM Strategic Growth Portfolio     SAST SA Large Cap Growth Index
  Fund Class 2                           Class 1                                Portfolio Class 3 (10)
American Funds IS Asset Allocation     PVC SAM Strategic Growth Portfolio     SAST SA Large Cap Index Portfolio
  Fund Class 3                           Class 2                                Class 1 (16) (18)
American Funds IS Capital Income                                              SAST SA Large Cap Index Portfolio
  Builder Class 4                      PVC Short-Term Income Account Class 1    Class 3 (16)
American Funds IS Global Growth Fund                                          SAST SA Large Cap Value Index
  Class 2                              PVC Short-Term Income Account Class 2    Portfolio Class 1 (10) (18)
                                                                              SAST SA Large Cap Value Index
American Funds IS Growth Fund Class 2  PVC SmallCap Account Class 1             Portfolio Class 3 (10)
                                                                              SAST SA Legg Mason BW Large Cap Value
American Funds IS Growth Fund Class 3  PVC SmallCap Account Class 2             Portfolio Class 1
AST SA Wellington Government and                                              SAST SA Legg Mason BW Large Cap Value
  Quality Bond Portfolio Class 3       SAST SA AB Growth Portfolio Class 1      Portfolio Class 2
AST SA Wellington Growth Portfolio                                            SAST SA Legg Mason BW Large Cap Value
  Class 1 (1) (19)                     SAST SA AB Growth Portfolio Class 2      Portfolio Class 3
AST SA Wellington Growth Portfolio                                            SAST SA Legg Mason Tactical
  Class 2 (1) (19)                     SAST SA AB Growth Portfolio Class 3      Opportunities Class 1
AST SA Wellington Growth Portfolio     SAST SA AB Small & Mid Cap Value       SAST SA Legg Mason Tactical
  Class 3 (1) (19)                       Portfolio Class 2                      Opportunities Class 3
AST SA Wellington Natural Resources    SAST SA AB Small & Mid Cap Value       SAST SA MFS Blue Chip Growth
  Portfolio Class 1 (2) (19)             Portfolio Class 3                      Portfolio Class 1
                                       SAST SA American Funds Asset
AST SA Wellington Natural Resources      Allocation Portfolio Class 1 (8)     SAST SA MFS Blue Chip Growth
  Portfolio Class 2 (2) (19)             (19)                                   Portfolio Class 2
American Funds IS Growth-Income Fund   SAST SA American Funds Asset           SAST SA MFS Blue Chip Growth
  Class 2                                Allocation Portfolio Class 3           Portfolio Class 3
American Funds IS Growth-Income Fund   SAST SA American Funds Global Growth   SAST SA MFS Massachusetts Investors
  Class 3                                Portfolio Class 3                      Trust Portfolio Class 1
American Funds IS High-Income Bond     SAST SA American Funds Growth          SAST SA MFS Massachusetts Investors
  Fund Class 3                           Portfolio Class 1                      Trust Portfolio Class 2
American Funds IS International Fund   SAST SA American Funds Growth          SAST SA MFS Massachusetts Investors
  Class 3                                Portfolio Class 3                      Trust Portfolio Class 3
American Funds IS Ultra-Short Bond     SAST SA American Funds Growth- Income  SAST SA MFS Telecom Utility Portfolio
  Fund Class 3                           Portfolio Class 1                      Class 1 (12) (19)
American Funds IS US Government/       SAST SA American Funds Growth- Income  SAST SA MFS Telecom Utility Portfolio
  AAA-Rated Securities Fund Class 3      Portfolio Class 3                      Class 2 (12) (19)
AST SA BlackRock Multi-Asset Income    SAST SA American Funds VCP Managed     SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1 (17)                 Asset Allocation Portfolio Class 1     Class 3 (12) (19)
AST SA BlackRock Multi-Asset Income    SAST SA American Funds VCP Managed     SAST SA MFS Total Return Portfolio
  Portfolio Class 3                      Asset Allocation Portfolio Class 3     Class 1
AST SA PGI Asset Allocation Portfolio  SAST SA BlackRock VCP Global Multi     SAST SA MFS Total Return Portfolio
  Class 1                                Asset Portfolio Class 1                Class 2
AST SA PGI Asset Allocation Portfolio  SAST SA BlackRock VCP Global Multi     SAST SA MFS Total Return Portfolio
  Class 2                                Asset Portfolio Class 3                Class 3
AST SA PGI Asset Allocation Portfolio  SAST SA Boston Company Capital Growth
  Class 3                                Portfolio Class 1 (9) (19)           SAST SA Mid Cap Index Class 1 (18)

AST SA Wellington Capital              SAST SA Boston Company Capital Growth  SAST SA Mid Cap Index Portfolio
  Appreciation Portfolio Class 1         Portfolio Class 2 (9) (19)             Class 3
AST SA Wellington Capital              SAST SA Boston Company Capital Growth  SAST SA Morgan Stanley International
  Appreciation Portfolio Class 2         Portfolio Class 3 (9) (19)             Equities Portfolio Class 1
AST SA Wellington Capital              SAST SA Columbia Technology Portfolio  SAST SA Morgan Stanley International
  Appreciation Portfolio Class 3         Class 1                                Equities Portfolio Class 2
AST SA Wellington Government and       SAST SA Columbia Technology Portfolio  SAST SA Morgan Stanley International
  Quality Bond Portfolio Class 1         Class 2                                Equities Portfolio Class 3
AST SA Wellington Government and       SAST SA Columbia Technology Portfolio  SAST SA Oppenheimer Main Street Large
  Quality Bond Portfolio Class 2         Class 3                                Cap Portfolio Class 1
AST SA Wellington Natural Resources    SAST SA DFA Ultra Short Bond           SAST SA Oppenheimer Main Street Large
  Portfolio Class 3 (2) (19)             Portfolio Class 1                      Cap Portfolio Class 2
AST SA Wellington Strategic            SAST SA DFA Ultra Short Bond           SAST SA Oppenheimer Main Street Large
  Multi-Asset Portfolio Class 1          Portfolio Class 2                      Cap Portfolio Class 3
AST SA Wellington Strategic            SAST SA DFA Ultra Short Bond           SAST SA PIMCO VCP Tactical Balanced
  Multi-Asset Portfolio Class 3          Portfolio Class 3                      Portfolio Class 1 (18)
BlackRock Global Allocation V.I. Fund  SAST SA Dogs of Wall Street Portfolio  SAST SA PIMCO VCP Tactical Balanced
  Class III                              Class 1                                Portfolio Class 3
BlackRock iShares Alternative
  Strategies VI Fund Class III (3)     SAST SA Dogs of Wall Street Portfolio  SAST SA PineBridge High-Yield Bond
  (19)                                   Class 2                                Portfolio Class 1
BlackRock iShares Dynamic Allocation   SAST SA Dogs of Wall Street Portfolio  SAST SA PineBridge High-Yield Bond
  V.I. Fund Class III                    Class 3                                Portfolio Class 2
BLK iShares Dynamic Fixed Income VI    SAST SA Emerging Markets Equity Index  SAST SA PineBridge High-Yield Bond
  Fund Class III (4) (19)                Portfolio Class 1 (10) (18)            Portfolio Class 3
BLK iShares Equity Appreciation VI     SAST SA Emerging Markets Equity Index  SAST SA Putnam International Growth
  Fund Class III (4) (19)                Portfolio Class 3 (10)                 and Income Portfolio Class 1
Columbia VP Asset Allocation Fund      SAST SA Federated Corporate Bond       SAST SA Putnam International Growth
  Class 1                                Portfolio Class 1                      and Income Portfolio Class 2
Columbia VP Dividend Opportunity Fund  SAST SA Federated Corporate Bond       SAST SA Putnam International Growth
  Class 1                                Portfolio Class 2                      and Income Portfolio Class 3
Columbia VP Emerging Markets Bond      SAST SA Federated Corporate Bond       SAST SA Schroders VCP Global
  Fund Class 2                           Portfolio Class 3                      Allocation Portfolio Class 1 (15)
Columbia VP Income Opportunities Fund  SAST SA Fidelity Institutional AM(R)   SAST SA Schroders VCP Global
  Class 1                                Real Estate Portfolio Class 1          Allocation Portfolio Class 3 (15)
Columbia VP Large Cap Growth Fund      SAST SA Fidelity Institutional AM(R)   SAST SA Small Cap Index Portfolio
  Class 1                                Real Estate Portfolio Class 2          Class 1 (18)
Columbia VP Limited Duration Credit    SAST SA Fidelity Institutional AM(R)   SAST SA Small Cap Index Portfolio
  Fund Class 2                           Real Estate Portfolio Class 3          Class 3
Columbia VP Loomis Sayles Growth Fund  SAST SA Fixed Income Index Portfolio   SAST SA T. Rowe Price Asset
  Class 1                                Class 1 (11) (18)                      Allocation Growth Portfolio Class 1
Columbia VP Mid Cap Growth             SAST SA Fixed Income Index Portfolio   SAST SA T. Rowe Price Asset
  Opportunity Fund Class 1               Class 3 (11)                           Allocation Growth Portfolio Class 3
                                       SAST SA Fixed Income Intermediate      SAST SA T. Rowe Price VCP Balanced
Columbia VP Overseas Core Fund Class 2   Index Portfolio Class 1 (14) (18)      Portfolio Class 1
Columbia VP Small Company Growth Fund  SAST SA Fixed Income Intermediate      SAST SA T. Rowe Price VCP Balanced
  Class 1                                Index Portfolio Class 3 (14)           Portfolio Class 3
FTVIP Franklin Founding Funds          SAST SA Franklin Small Company Value   SAST SA Templeton Foreign Value
  Allocation VIP Fund Class 2            Portfolio Class 3                      Portfolio Class 1 (18)
                                       SAST SA Global Index Allocation 60-40  SAST SA Templeton Foreign Value
FTVIP Franklin Income VIP Fund Class 2   Portfolio Class 1 (10)                 Portfolio Class 2
FTVIP Franklin Strategic Income VIP    SAST SA Global Index Allocation 60-40  SAST SA Templeton Foreign Value
  Fund Class 2                           Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Global Trends        SAST SA Global Index Allocation 75-25  SAST SA VCP Dynamic Allocation
  Allocation Fund Service Class          Portfolio Class 1 (10)                 Portfolio Class 1
Goldman Sachs VIT Government Money     SAST SA Global Index Allocation 75-25  SAST SA VCP Dynamic Allocation
  Market Fund Institutional Class (5)    Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Government Money     SAST SA Global Index Allocation 90-10  SAST SA VCP Dynamic Strategy
  Market Fund Service Class              Portfolio Class 1 (10)                 Portfolio Class 1
Goldman Sachs VIT Multi-Strategy       SAST SA Global Index Allocation 90-10  SAST SA VCP Dynamic Strategy
  Alternatives Portfolio Advisor Class   Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Strategic Income     SAST SA Goldman Sachs Global Bond      SAST SA VCP Index Allocation
  Fund Advisor Class (6) (19)            Portfolio Class 1                      Portfolio Class 1 (18)
Invesco V.I. American Franchise Fund   SAST SA Goldman Sachs Global Bond      SAST SA VCP Index Allocation
  Series II                              Portfolio Class 2                      Portfolio Class 3
Invesco V.I. Balanced-Risk Allocation  SAST SA Goldman Sachs Global Bond      SAST SA WellsCap Aggressive Growth
  Fund Series II                         Portfolio Class 3                      Portfolio Class 1
                                       SAST SA Goldman Sachs Multi-Asset      SAST SA WellsCap Aggressive Growth
Invesco V.I. Comstock Fund Series II     Insights Portfolio Class 1             Portfolio Class 2
Invesco V.I. Growth and Income Fund    SAST SA Goldman Sachs Multi-Asset      SAST SA WellsCap Aggressive Growth
  Series II                              Insights Portfolio Class 3             Portfolio Class 3

                                       SAST SA Index Allocation 60-40         SAST SA WellsCap Fundamental Growth
Ivy VIP Asset Strategy Class II          Portfolio Class 1                      Portfolio Class 1 (13) (19)
Lord Abbett Bond Debenture Portfolio   SAST SA Index Allocation 60-40         SAST SA WellsCap Fundamental Growth
  Class VC                               Portfolio Class 3                      Portfolio Class 2 (13) (19)
Lord Abbett Fundamental Equity         SAST SA Index Allocation 80-20         SAST SA WellsCap Fundamental Growth
  Portfolio Class VC                     Portfolio Class 1                      Portfolio Class 3 (13) (19)
Lord Abbett Growth and Income          SAST SA Index Allocation 80-20         SST SA Allocation Balanced Portfolio
  Portfolio Class VC                     Portfolio Class 3                      Class 3
Lord Abbett Mid Cap Stock Portfolio    SAST SA Index Allocation 90-10         SST SA Allocation Growth Portfolio
  Class VC                               Portfolio Class 1                      Class 1
Lord Abbett Short Duration Income      SAST SA Index Allocation 90-10         SST SA Allocation Growth Portfolio
  Portfolio Class VC                     Portfolio Class 3                      Class 3
Morgan Stanley VIF Global              SAST SA International Index Portfolio  SST SA Allocation Moderate Growth
  Infrastructure Portfolio Class II      Class 1 (18)                           Portfolio Class 1
Neuberger Berman AMT US Equity Index   SAST SA International Index Portfolio  SST SA Allocation Moderate Growth
  PutWrite Strategy Portfolio            Class 3                                Portfolio Class 3
PIMCO All Asset Portfolio Advisor      SAST SA Invesco Growth Opportunities   SST SA Allocation Moderate Portfolio
  Class                                  Portfolio Class 1                      Class 1
PIMCO Dynamic Bond Portfolio Advisor   SAST SA Invesco Growth Opportunities   SST SA Allocation Moderate Portfolio
  Class                                  Portfolio Class 2                      Class 3
PIMCO Emerging Markets Bond Portfolio  SAST SA Invesco Growth Opportunities   SST SA Columbia Focused Growth
  Advisor Class                          Portfolio Class 3                      Portfolio Class 3 (7) (19)
PVC Diversified International Account  SAST SA Invesco VCP Equity-Income      SST SA Columbia Focused Value
  Class 1                                Portfolio Class 1                      Portfolio Class 3
PVC Diversified International Account  SAST SA Invesco VCP Equity-Income      SST SA Multi-Managed Diversified
  Class 2                                Portfolio Class 3                      Fixed Income Portfolio Class 3
                                       SAST SA Janus Focused Growth           SST SA Multi-Managed International
PVC Equity Income Account Class 1        Portfolio Class 1                      Equity Portfolio Class 3
                                       SAST SA Janus Focused Growth           SST SA Multi-Managed Large Cap Growth
PVC Equity Income Account Class 2        Portfolio Class 2                      Portfolio Class 3
PVC Government & High Quality Bond     SAST SA Janus Focused Growth           SST SA Multi-Managed Large Cap Value
  Account Class 1                        Portfolio Class 3                      Portfolio Class 3
PVC Government & High Quality Bond     SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Mid Cap Growth
  Account Class 2                        Portfolio Class 1                      Portfolio Class 3
                                       SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Mid Cap Value
PVC Income Account Class 1               Portfolio Class 2                      Portfolio Class 3
                                       SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Small Cap
PVC Income Account Class 2               Portfolio Class 3                      Portfolio Class 3
                                       SAST SA JPMorgan Emerging Markets      SST SA Putnam Asset Allocation
PVC LargeCap Growth Account Class 1      Portfolio Class 1                      Diversified Growth Portfolio Class 1
                                       SAST SA JPMorgan Emerging Markets      SST SA Putnam Asset Allocation
PVC LargeCap Growth Account Class 2      Portfolio Class 2                      Diversified Growth Portfolio Class 3
                                       SAST SA JPMorgan Emerging Markets      SST SA T. Rowe Price Growth Stock
PVC MidCap Account Class 1               Portfolio Class 3                      Portfolio Class 3
                                       SAST SA JPMorgan Equity-Income         SST SA Wellington Real Return
PVC MidCap Account Class 2               Portfolio Class 1                      Portfolio Class 1 (18)
PVC Principal Capital Appreciation     SAST SA JPMorgan Equity-Income         SST SA Wellington Real Return
  Account Class 1                        Portfolio Class 2                      Portfolio Class 3
PVC Principal Capital Appreciation     SAST SA JPMorgan Equity-Income         VALIC Company I Global Social
  Account Class 2                        Portfolio Class 3                      Awareness Fund
PVC Real Estate Securities Account     SAST SA JPMorgan Global Equities       VALIC Company I International
  Class 1                                Portfolio Class 1                      Equities Index Fund
PVC Real Estate Securities Account     SAST SA JPMorgan Global Equities
  Class 2                                Portfolio Class 2                    VALIC Company I Mid Cap Index Fund
                                       SAST SA JPMorgan Global Equities
PVC SAM Balanced Portfolio Class 1       Portfolio Class 3                    VALIC Company I Nasdaq-100 Index Fund
                                       SAST SA JPMorgan MFS Core Bond
PVC SAM Balanced Portfolio Class 2       Portfolio Class 1                    VALIC Company I Small Cap Index Fund
PVC SAM Conservative Balanced          SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      Portfolio Class 2                    VALIC Company I Stock Index Fund
PVC SAM Conservative Balanced          SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                      Portfolio Class 3
PVC SAM Conservative Growth Portfolio  SAST SA JPMorgan Mid-Cap Growth
  Class 1                                Portfolio Class 1
PVC SAM Conservative Growth Portfolio  SAST SA JPMorgan Mid-Cap Growth
  Class 2                                Portfolio Class 2
PVC SAM Flexible Income Portfolio      SAST SA JPMorgan Mid-Cap Growth
  Class 1                                Portfolio Class 3
PVC SAM Flexible Income Portfolio      SAST SA Large Cap Growth Index
  Class 2                                Portfolio Class 1 (10) (18)

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(4) For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(5)  For the period October 20, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(6) For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).
(7) The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(8)  For the period October 24, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(9) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(10) For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(11) For the period February 3, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(12) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(13) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(14) For the period October 9, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(15) For the period August 23, 2017 (commencement of operations) through December 31, 2017 and January 1, 2018 to December 31, 2018.
(16) For the period March 27, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(17) For the period December 1, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(18) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(19) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                           Due from                                          Net Assets
                                                             (to)                   Contract    Contract   Attributable to
                                                          Company's                 Owners-     Owners-       Contract
                                          Investments at   General                  Annuity   Accumulation      Owner
Sub-accounts                                Fair Value   Account, Net  Net Assets   Reserves    Reserves      Reserves
------------                              -------------- ------------ ------------ ---------- ------------ ---------------
American Funds IS Asset Allocation Fund
  Class 2                                  $ 53,635,417      $--      $ 53,635,417 $  570,334 $ 53,065,083  $ 53,635,417
American Funds IS Asset Allocation Fund
  Class 3                                    29,685,528       --        29,685,528    605,732   29,079,796    29,685,528
American Funds IS Capital Income
  Builder Class 4                             2,525,208       --         2,525,208         --    2,525,208     2,525,208
American Funds IS Global Growth Fund
  Class 2                                   143,495,683       --       143,495,683    404,434  143,091,249   143,495,683
American Funds IS Growth Fund Class 2       229,575,955       --       229,575,955  1,365,266  228,210,689   229,575,955
American Funds IS Growth Fund Class 3       187,004,336       --       187,004,336  5,062,430  181,941,906   187,004,336
American Funds IS Growth-Income Fund
  Class 2                                   219,436,501       --       219,436,501  1,405,567  218,030,934   219,436,501
American Funds IS Growth-Income Fund
  Class 3                                   140,467,092       --       140,467,092  5,009,121  135,457,971   140,467,092
American Funds IS High-Income Bond
  Fund Class 3                                9,485,774       --         9,485,774    337,518    9,148,256     9,485,774
American Funds IS International Fund
  Class 3                                    23,747,070       --        23,747,070    408,969   23,338,101    23,747,070
American Funds IS Ultra-Short Bond
  Fund Class 3                                4,514,142       --         4,514,142    160,630    4,353,512     4,514,142
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3           8,898,646       --         8,898,646    173,935    8,724,711     8,898,646
AST SA BlackRock Multi-Asset Income
  Portfolio Class 1                              54,731       --            54,731         --       54,731        54,731
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                          29,724,213       --        29,724,213         --   29,724,213    29,724,213
AST SA PGI Asset Allocation Portfolio
  Class 1                                    74,336,943       --        74,336,943  1,963,307   72,373,636    74,336,943
AST SA PGI Asset Allocation Portfolio
  Class 2                                     4,326,410       --         4,326,410     15,897    4,310,513     4,326,410
AST SA PGI Asset Allocation Portfolio
  Class 3                                    38,510,997       --        38,510,997     50,730   38,460,267    38,510,997
AST SA Wellington Capital Appreciation
  Portfolio Class 1                         248,755,581       --       248,755,581  2,607,111  246,148,470   248,755,581
AST SA Wellington Capital Appreciation
  Portfolio Class 2                          36,836,898       --        36,836,898    208,390   36,628,508    36,836,898
AST SA Wellington Capital Appreciation
  Portfolio Class 3                         365,803,763       --       365,803,763  1,199,481  364,604,282   365,803,763
AST SA Wellington Government and
  Quality Bond Portfolio Class 1             49,625,212       --        49,625,212    773,415   48,851,797    49,625,212
AST SA Wellington Government and
  Quality Bond Portfolio Class 2             18,364,951       --        18,364,951    220,295   18,144,656    18,364,951
AST SA Wellington Government and
  Quality Bond Portfolio Class 3            414,808,827       --       414,808,827    455,838  414,352,989   414,808,827
AST SA Wellington Strategic Multi-Asset
  Portfolio Class 3                          27,408,241       --        27,408,241         --   27,408,241    27,408,241
BlackRock Global Allocation V.I. Fund
  Class III                                   2,261,002       --         2,261,002         --    2,261,002     2,261,002
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                           435,002       --           435,002         --      435,002       435,002
Columbia VP Asset Allocation Fund
  Class 1                                       661,579       --           661,579         --      661,579       661,579
Columbia VP Dividend Opportunity Fund
  Class 1                                     1,537,452       --         1,537,452         --    1,537,452     1,537,452
Columbia VP Emerging Markets Bond
  Fund Class 2                                   76,171       --            76,171         --       76,171        76,171
Columbia VP Income Opportunities Fund
  Class 1                                     9,306,131       --         9,306,131      5,147    9,300,984     9,306,131
Columbia VP Large Cap Growth Fund
  Class 1                                    20,238,170       --        20,238,170     91,930   20,146,240    20,238,170
Columbia VP Limited Duration Credit
  Fund Class 2                                  258,065       --           258,065         --      258,065       258,065
Columbia VP Loomis Sayles Growth
  Fund Class 1                                1,661,792       --         1,661,792         --    1,661,792     1,661,792
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                      340,403       --           340,403         --      340,403       340,403
Columbia VP Overseas Core Fund
  Class 2                                     1,157,471       --         1,157,471         --    1,157,471     1,157,471
Columbia VP Small Company Growth
  Fund Class 1                                  663,985       --           663,985         --      663,985       663,985
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                37,671,148       --        37,671,148     11,765   37,659,383    37,671,148
FTVIP Franklin Income VIP Fund Class 2      119,326,659       --       119,326,659     82,979  119,243,680   119,326,659
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                  780,788       --           780,788         --      780,788       780,788
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                  50,390       --            50,390         --       50,390        50,390
Goldman Sachs VIT Government Money
  Market Fund Institutional Class               713,660       --           713,660         --      713,660       713,660
Goldman Sachs VIT Government Money
  Market Fund Service Class                  83,717,300       --        83,717,300    244,911   83,472,389    83,717,300
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class          773,374       --           773,374         --      773,374       773,374
Invesco V.I. American Franchise Fund
  Series II                                  17,796,063       --        17,796,063    188,606   17,607,457    17,796,063
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                784,492       --           784,492         --      784,492       784,492
Invesco V.I. Comstock Fund Series II        255,260,543       --       255,260,543    352,442  254,908,101   255,260,543
Invesco V.I. Growth and Income Fund
  Series II                                 353,879,831       --       353,879,831    409,310  353,470,521   353,879,831
Ivy VIP Asset Strategy Class II                 381,131       --           381,131         --      381,131       381,131
Lord Abbett Bond Debenture Portfolio
  Class VC                                    1,111,216       --         1,111,216         --    1,111,216     1,111,216
Lord Abbett Fundamental Equity
  Portfolio Class VC                            266,826       --           266,826         --      266,826       266,826
Lord Abbett Growth and Income Portfolio
  Class VC                                  154,146,994       --       154,146,994    436,239  153,710,755   154,146,994
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                   12,326,676       --        12,326,676     56,847   12,269,829    12,326,676
Lord Abbett Short Duration Income
  Portfolio Class VC                          1,748,919       --         1,748,919         --    1,748,919     1,748,919
Morgan Stanley VIF Global Infrastructure
  Portfolio Class II                          1,060,626       --         1,060,626         --    1,060,626     1,060,626
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio             834,488       --           834,488         --      834,488       834,488
PIMCO All Asset Portfolio Advisor Class          44,132       --            44,132         --       44,132        44,132
PIMCO Dynamic Bond Portfolio Advisor
  Class                                         865,952       --           865,952         --      865,952       865,952
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                       237,457       --           237,457         --      237,457       237,457
PVC Diversified International Account
  Class 1                                       629,548       --           629,548     65,894      563,654       629,548
PVC Diversified International Account
  Class 2                                       231,762       --           231,762         --      231,762       231,762
PVC Equity Income Account Class 1            10,949,628       --        10,949,628    143,231   10,806,397    10,949,628
PVC Equity Income Account Class 2             6,616,984       --         6,616,984         --    6,616,984     6,616,984
PVC Government & High Quality Bond
  Account Class 1                             1,508,552       --         1,508,552      2,937    1,505,615     1,508,552
PVC Government & High Quality Bond
  Account Class 2                               736,724       --           736,724         --      736,724       736,724
PVC Income Account Class 1                    3,285,269       --         3,285,269      1,940    3,283,329     3,285,269
PVC Income Account Class 2                    1,600,955       --         1,600,955     94,785    1,506,170     1,600,955
PVC LargeCap Growth Account Class 1             536,163       --           536,163         --      536,163       536,163
PVC LargeCap Growth Account Class 2             416,736       --           416,736         --      416,736       416,736
PVC MidCap Account Class 1                    1,565,530       --         1,565,530      5,245    1,560,285     1,565,530

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                   Due from                                              Net Assets
                                                     (to)                     Contract     Contract     Attributable
                                                  Company's                   Owners-      Owners-      to Contract
                                  Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                        Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                      -------------- ------------ -------------- ---------- -------------- --------------
PVC MidCap Account Class 2        $      702,572     $--      $      702,572 $       -- $      702,572 $      702,572
PVC Principal Capital
  Appreciation Account Class 1         8,741,294      --           8,741,294    149,514      8,591,780      8,741,294
PVC Principal Capital
  Appreciation Account Class 2         1,843,740      --           1,843,740         --      1,843,740      1,843,740
PVC Real Estate Securities
  Account Class 1                        359,551      --             359,551         --        359,551        359,551
PVC Real Estate Securities
  Account Class 2                        210,152      --             210,152         --        210,152        210,152
PVC SAM Balanced Portfolio
  Class 1                             26,908,063      --          26,908,063      2,340     26,905,723     26,908,063
PVC SAM Balanced Portfolio
  Class 2                             24,368,794      --          24,368,794     49,966     24,318,828     24,368,794
PVC SAM Conservative Balanced
  Portfolio Class 1                    2,740,149      --           2,740,149     95,782      2,644,367      2,740,149
PVC SAM Conservative Balanced
  Portfolio Class 2                    3,004,255      --           3,004,255    178,698      2,825,557      3,004,255
PVC SAM Conservative Growth
  Portfolio Class 1                   12,656,289      --          12,656,289     38,858     12,617,431     12,656,289
PVC SAM Conservative Growth
  Portfolio Class 2                   13,549,050      --          13,549,050    137,083     13,411,967     13,549,050
PVC SAM Flexible Income
  Portfolio Class 1                    4,675,908      --           4,675,908     20,473      4,655,435      4,675,908
PVC SAM Flexible Income
  Portfolio Class 2                    4,747,560      --           4,747,560     81,067      4,666,493      4,747,560
PVC SAM Strategic Growth
  Portfolio Class 1                    2,954,716      --           2,954,716     33,779      2,920,937      2,954,716
PVC SAM Strategic Growth
  Portfolio Class 2                    5,389,174      --           5,389,174         --      5,389,174      5,389,174
PVC Short-Term Income Account
  Class 1                              1,647,806      --           1,647,806      3,283      1,644,523      1,647,806
PVC Short-Term Income Account
  Class 2                                571,603      --             571,603     25,192        546,411        571,603
PVC SmallCap Account Class 1             468,247      --             468,247      1,071        467,176        468,247
PVC SmallCap Account Class 2             286,110      --             286,110         --        286,110        286,110
SST SA Allocation Balanced
  Portfolio Class 3                  117,529,485      --         117,529,485         --    117,529,485    117,529,485
SST SA Allocation Growth
  Portfolio Class 1                      136,656      --             136,656         --        136,656        136,656
SST SA Allocation Growth
  Portfolio Class 3                   88,235,297      --          88,235,297         --     88,235,297     88,235,297
SST SA Allocation Moderate
  Growth Portfolio Class 1                27,629      --              27,629         --         27,629         27,629
SST SA Allocation Moderate
  Growth Portfolio Class 3           184,982,706      --         184,982,706     14,527    184,968,179    184,982,706
SST SA Allocation Moderate
  Portfolio Class 3                  166,597,503      --         166,597,503     91,497    166,506,006    166,597,503
SST SA Columbia Focused Value
  Portfolio Class 3                      120,245      --             120,245         --        120,245        120,245
SST SA Multi-Managed
  Diversified Fixed Income
  Portfolio Class 3                      171,227      --             171,227         --        171,227        171,227
SST SA Multi-Managed
  International Equity Portfolio
  Class 3                                379,801      --             379,801         --        379,801        379,801
SST SA Multi-Managed Large
  Cap Growth Portfolio Class 3           136,207      --             136,207         --        136,207        136,207
SST SA Multi-Managed Large
  Cap Value Portfolio Class 3            204,053      --             204,053         --        204,053        204,053
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3               366,656      --             366,656         --        366,656        366,656
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                290,090      --             290,090         --        290,090        290,090
SST SA Multi-Managed Small
  Cap Portfolio Class 3                  222,228      --             222,228         --        222,228        222,228
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 1                                213,707      --             213,707         --        213,707        213,707
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                             46,933,229      --          46,933,229         --     46,933,229     46,933,229
SST SA T. Rowe Price Growth
  Stock Portfolio Class 3                359,324      --             359,324         --        359,324        359,324
SST SA Wellington Real Return
  Portfolio Class 3                  259,394,966      --         259,394,966     78,351    259,316,615    259,394,966
SAST SA AB Growth Portfolio
  Class 1                            275,198,633      --         275,198,633  2,813,716    272,384,917    275,198,633
SAST SA AB Growth Portfolio
  Class 2                             39,379,869      --          39,379,869    112,740     39,267,129     39,379,869
SAST SA AB Growth Portfolio
  Class 3                            307,040,245      --         307,040,245  1,409,971    305,630,274    307,040,245
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2             10,195,432      --          10,195,432     26,417     10,169,015     10,195,432
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            323,869,520      --         323,869,520    452,761    323,416,759    323,869,520
SAST SA American Funds Asset
  Allocation Portfolio Class 1           710,711      --             710,711         --        710,711        710,711
SAST SA American Funds Asset
  Allocation Portfolio Class 3       721,085,470      --         721,085,470    289,688    720,795,782    721,085,470
SAST SA American Funds Global
  Growth Portfolio Class 3           328,237,498      --         328,237,498    292,501    327,944,997    328,237,498
SAST SA American Funds
  Growth Portfolio Class 1                56,785      --              56,785         --         56,785         56,785
SAST SA American Funds
  Growth Portfolio Class 3           284,102,252      --         284,102,252    393,965    283,708,287    284,102,252
SAST SA American Funds
  Growth-Income Portfolio
  Class 1                                 47,237      --              47,237         --         47,237         47,237
SAST SA American Funds
  Growth-Income Portfolio
  Class 3                            223,453,052      --         223,453,052    432,425    223,020,627    223,453,052
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                       33,789      --              33,789         --         33,789         33,789
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                1,455,963,780      --       1,455,963,780     16,648  1,455,947,132  1,455,963,780
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1           11,316      --              11,316         --         11,316         11,316
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3      617,386,703      --         617,386,703         --    617,386,703    617,386,703
SAST SA Columbia Technology
  Portfolio Class 1                   10,066,837      --          10,066,837     21,896     10,044,941     10,066,837
SAST SA Columbia Technology
  Portfolio Class 2                    3,579,530      --           3,579,530         96      3,579,434      3,579,530
SAST SA Columbia Technology
  Portfolio Class 3                   38,978,966      --          38,978,966    241,854     38,737,112     38,978,966
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   25,796,887      --          25,796,887    187,239     25,609,648     25,796,887
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                    7,017,812      --           7,017,812     17,787      7,000,025      7,017,812
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  143,712,140      --         143,712,140    994,549    142,717,591    143,712,140
SAST SA Dogs of Wall Street
  Portfolio Class 1                   23,839,608      --          23,839,608    657,755     23,181,853     23,839,608
SAST SA Dogs of Wall Street
  Portfolio Class 2                    4,813,297      --           4,813,297     33,170      4,780,127      4,813,297
SAST SA Dogs of Wall Street
  Portfolio Class 3                   98,522,734      --          98,522,734     10,199     98,512,535     98,522,734
SAST SA Emerging Markets
  Equity Index Portfolio Class 3         466,837      --             466,837         --        466,837        466,837
SAST SA Federated Corporate
  Bond Portfolio Class 1              44,558,381      --          44,558,381    623,872     43,934,509     44,558,381
SAST SA Federated Corporate
  Bond Portfolio Class 2              12,046,973      --          12,046,973    367,515     11,679,458     12,046,973
SAST SA Federated Corporate
  Bond Portfolio Class 3             521,623,142      --         521,623,142    583,809    521,039,333    521,623,142
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                             18,311,806      --          18,311,806    106,810     18,204,996     18,311,806
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 2                              4,383,222      --           4,383,222     13,869      4,369,353      4,383,222

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                      Due from                                              Net Assets
                                                        (to)                     Contract     Contract     Attributable
                                                     Company's                   Owners-      Owners-      to Contract
                                     Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                           Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                         -------------- ------------ -------------- ---------- -------------- --------------
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                            $  141,767,083     $--      $  141,767,083 $  229,471 $  141,537,612 $  141,767,083
SAST SA Fixed Income Index
  Portfolio Class 3                       7,114,280      --           7,114,280         --      7,114,280      7,114,280
SAST SA Fixed Income
  Intermediate Index Portfolio
  Class 3                                 8,881,226      --           8,881,226         --      8,881,226      8,881,226
SAST SA Franklin Small
  Company Value Portfolio
  Class 3                               136,229,785      --         136,229,785     63,919    136,165,866    136,229,785
SAST SA Global Index Allocation
  60-40 Portfolio Class 1                    52,293      --              52,293         --         52,293         52,293
SAST SA Global Index Allocation
  60-40 Portfolio Class 3                11,800,590      --          11,800,590         --     11,800,590     11,800,590
SAST SA Global Index Allocation
  75-25 Portfolio Class 1                     7,546      --               7,546         --          7,546          7,546
SAST SA Global Index Allocation
  75-25 Portfolio Class 3                14,673,510      --          14,673,510         --     14,673,510     14,673,510
SAST SA Global Index Allocation
  90-10 Portfolio Class 1                    15,929      --              15,929         --         15,929         15,929
SAST SA Global Index Allocation
  90-10 Portfolio Class 3                55,235,714      --          55,235,714         --     55,235,714     55,235,714
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                 17,196,182      --          17,196,182    158,375     17,037,807     17,196,182
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                  3,468,947      --           3,468,947      6,697      3,462,250      3,468,947
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3                194,760,814      --         194,760,814    116,691    194,644,123    194,760,814
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 1            6,613      --               6,613         --          6,613          6,613
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 3        7,931,309      --           7,931,309         --      7,931,309      7,931,309
SAST SA Index Allocation 60-40
  Portfolio Class 1                          34,164      --              34,164         --         34,164         34,164
SAST SA Index Allocation 60-40
  Portfolio Class 3                      61,387,538      --          61,387,538         --     61,387,538     61,387,538
SAST SA Index Allocation 80-20
  Portfolio Class 1                       1,029,125      --           1,029,125         --      1,029,125      1,029,125
SAST SA Index Allocation 80-20
  Portfolio Class 3                     121,890,431      --         121,890,431     51,184    121,839,247    121,890,431
SAST SA Index Allocation 90-10
  Portfolio Class 1                       1,622,924      --           1,622,924         --      1,622,924      1,622,924
SAST SA Index Allocation 90-10
  Portfolio Class 3                     360,711,595      --         360,711,595         --    360,711,595    360,711,595
SAST SA International Index
  Portfolio Class 3                       1,094,458      --           1,094,458         --      1,094,458      1,094,458
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         6,730,249      --           6,730,249     14,379      6,715,870      6,730,249
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         2,281,204      --           2,281,204     13,142      2,268,062      2,281,204
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       110,610,502      --         110,610,502     59,611    110,550,891    110,610,502
SAST SA Invesco VCP Equity-
  Income Portfolio Class 1                   16,959      --              16,959         --         16,959         16,959
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3            1,135,065,130      --       1,135,065,130     16,949  1,135,048,181  1,135,065,130
SAST SA Janus Focused Growth
  Portfolio Class 1                       9,881,710      --           9,881,710     97,161      9,784,549      9,881,710
SAST SA Janus Focused Growth
  Portfolio Class 2                       8,055,511      --           8,055,511     38,895      8,016,616      8,055,511
SAST SA Janus Focused Growth
  Portfolio Class 3                      82,938,277      --          82,938,277     13,546     82,924,731     82,938,277
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1             36,219,428      --          36,219,428    458,493     35,760,935     36,219,428
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              6,271,020      --           6,271,020      4,545      6,266,475      6,271,020
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            123,595,292      --         123,595,292     94,288    123,501,004    123,595,292
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1              17,399,983      --          17,399,983     66,587     17,333,396     17,399,983
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2               3,018,765      --           3,018,765     10,384      3,008,381      3,018,765
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              97,478,253      --          97,478,253    138,796     97,339,457     97,478,253
SAST SA JPMorgan Equity-
  Income Portfolio Class 1              102,760,897      --         102,760,897  1,576,924    101,183,973    102,760,897
SAST SA JPMorgan Equity-
  Income Portfolio Class 2                7,447,510      --           7,447,510     32,416      7,415,094      7,447,510
SAST SA JPMorgan Equity-
  Income Portfolio Class 3              116,686,445      --         116,686,445    248,438    116,438,007    116,686,445
SAST SA JPMorgan Global
  Equities Portfolio Class 1             33,573,442      --          33,573,442    241,895     33,331,547     33,573,442
SAST SA JPMorgan Global
  Equities Portfolio Class 2              2,977,589      --           2,977,589     11,272      2,966,317      2,977,589
SAST SA JPMorgan Global
  Equities Portfolio Class 3             24,786,516      --          24,786,516     41,304     24,745,212     24,786,516
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1                 33,662,563      --          33,662,563    526,972     33,135,591     33,662,563
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                  4,960,688      --           4,960,688         --      4,960,688      4,960,688
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3                579,599,929      --         579,599,929    210,207    579,389,722    579,599,929
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1               29,053,754      --          29,053,754    668,507     28,385,247     29,053,754
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               10,662,385      --          10,662,385     16,399     10,645,986     10,662,385
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               93,285,308      --          93,285,308     24,954     93,260,354     93,285,308
SAST SA Large Cap Growth
  Index Portfolio Class 3                   268,780      --             268,780         --        268,780        268,780
SAST SA Large Cap Index
  Portfolio Class 3                       9,708,834      --           9,708,834         --      9,708,834      9,708,834
SAST SA Large Cap Value Index
  Portfolio Class 3                         494,134      --             494,134         --        494,134        494,134
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1           279,867,530      --         279,867,530  2,412,928    277,454,602    279,867,530
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2            34,755,204      --          34,755,204    169,242     34,585,962     34,755,204
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3           343,641,816      --         343,641,816    549,609    343,092,207    343,641,816
SAST SA Legg Mason Tactical
  Opportunities Class 1                      28,446      --              28,446         --         28,446         28,446
SAST SA Legg Mason Tactical
  Opportunities Class 3                  20,557,995      --          20,557,995         --     20,557,995     20,557,995
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       6,575,065      --           6,575,065     44,186      6,530,879      6,575,065
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       2,205,767      --           2,205,767         --      2,205,767      2,205,767
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      82,905,041      --          82,905,041    124,117     82,780,924     82,905,041
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1      40,520,445      --          40,520,445    551,201     39,969,244     40,520,445
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2       6,427,721      --           6,427,721     19,505      6,408,216      6,427,721
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     210,166,265      --         210,166,265    112,282    210,053,983    210,166,265
SAST SA MFS Total Return
  Portfolio Class 1                      87,756,849      --          87,756,849    786,860     86,969,989     87,756,849
SAST SA MFS Total Return
  Portfolio Class 2                      23,067,850      --          23,067,850    103,502     22,964,348     23,067,850
SAST SA MFS Total Return
  Portfolio Class 3                     152,963,635      --         152,963,635    290,007    152,673,628    152,963,635
SAST SA Mid Cap Index
  Portfolio Class 3                       1,797,752      --           1,797,752         --      1,797,752      1,797,752
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                22,389,028      --          22,389,028    272,878     22,116,150     22,389,028
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                 7,621,150      --           7,621,150     39,793      7,581,357      7,621,150

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                     Due from                                              Net Assets
                                                       (to)                     Contract     Contract     Attributable
                                                    Company's                   Owners-      Owners-      to Contract
                                    Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                          Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                        -------------- ------------ -------------- ---------- -------------- --------------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           $   95,609,192     $--      $   95,609,192 $  109,879 $   95,499,313 $   95,609,192
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                               20,578,242      --          20,578,242    332,246     20,245,996     20,578,242
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                                2,896,117      --           2,896,117     13,545      2,882,572      2,896,117
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                               48,483,895      --          48,483,895     73,757     48,410,138     48,483,895
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         1,054,290,448      --       1,054,290,448     17,468  1,054,272,980  1,054,290,448
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                30,708,725      --          30,708,725    466,395     30,242,330     30,708,725
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 5,917,414      --           5,917,414     27,169      5,890,245      5,917,414
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                90,796,360      --          90,796,360    266,085     90,530,275     90,796,360
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               20,886,374      --          20,886,374    166,971     20,719,403     20,886,374
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                3,697,007      --           3,697,007     11,583      3,685,424      3,697,007
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                               86,408,531      --          86,408,531    135,574     86,272,957     86,408,531
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1              69,348      --              69,348         --         69,348         69,348
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3         481,249,786      --         481,249,786         --    481,249,786    481,249,786
SAST SA Small Cap Index
  Portfolio Class 3                      1,704,304      --           1,704,304         --      1,704,304      1,704,304
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 1                                   70,374      --              70,374         --         70,374         70,374
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                               83,563,828      --          83,563,828         --     83,563,828     83,563,828
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 1                59,261      --              59,261         --         59,261         59,261
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3         1,040,229,342      --       1,040,229,342      5,598  1,040,223,744  1,040,229,342
SAST SA Templeton Foreign
  Value Portfolio Class 2               10,260,925      --          10,260,925     96,072     10,164,853     10,260,925
SAST SA Templeton Foreign
  Value Portfolio Class 3              317,735,460      --         317,735,460    189,943    317,545,517    317,735,460
SAST SA VCP Dynamic
  Allocation Portfolio Class 1             185,778      --             185,778         --        185,778        185,778
SAST SA VCP Dynamic
  Allocation Portfolio Class 3       8,026,805,557      --       8,026,805,557  1,450,078  8,025,355,479  8,026,805,557
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                        185,780      --             185,780         --        185,780        185,780
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  5,106,622,977      --       5,106,622,977  1,119,771  5,105,503,206  5,106,622,977
SAST SA VCP Index Allocation
  Portfolio Class 3                    175,476,252      --         175,476,252         --    175,476,252    175,476,252
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              20,601,768      --          20,601,768    452,975     20,148,793     20,601,768
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               2,485,307      --           2,485,307         77      2,485,230      2,485,307
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              20,503,098      --          20,503,098      8,338     20,494,760     20,503,098
VALIC Company I Global Social
  Awareness Fund                           885,948      --             885,948         --        885,948        885,948
VALIC Company I International
  Equities Index Fund                    4,353,291      --           4,353,291         --      4,353,291      4,353,291
VALIC Company I Mid Cap
  Index Fund                             3,557,636      --           3,557,636         --      3,557,636      3,557,636
VALIC Company I Nasdaq-100
  Index Fund                             2,507,370      --           2,507,370         --      2,507,370      2,507,370
VALIC Company I Small Cap
  Index Fund                             2,968,420      --           2,968,420         --      2,968,420      2,968,420
VALIC Company I Stock Index
  Fund                                  10,022,502      --          10,022,502         --     10,022,502     10,022,502

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                   2,544,375  $21.08    $ 53,635,417   $ 49,814,066    1
American Funds IS Asset Allocation Fund Class 3                   1,392,379   21.32      29,685,528     27,835,667    1
American Funds IS Capital Income Builder Class 4                    270,076    9.35       2,525,208      2,630,918    1
American Funds IS Global Growth Fund Class 2                      5,627,282   25.50     143,495,683    142,584,855    1
American Funds IS Growth Fund Class 2                             3,304,202   69.48     229,575,955    221,006,540    1
American Funds IS Growth Fund Class 3                             2,654,803   70.44     187,004,336    177,390,179    1
American Funds IS Growth-Income Fund Class 2                      4,887,227   44.90     219,436,501    213,675,843    1
American Funds IS Growth-Income Fund Class 3                      3,089,226   45.47     140,467,092    135,619,011    1
American Funds IS High-Income Bond Fund Class 3                   1,011,277    9.38       9,485,774     10,247,896    1
American Funds IS International Fund Class 3                      1,341,642   17.70      23,747,070     25,471,842    1
American Funds IS Ultra-Short Bond Fund Class 3                     405,219   11.14       4,514,142      4,517,209    1
American Funds IS US Government/AAA-Rated Securities Fund
  Class 3                                                           743,412   11.97       8,898,646      9,218,287    1
AST SA BlackRock Multi-Asset Income Portfolio Class 1                 9,245    5.92          54,731         59,804    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3             5,072,391    5.86      29,724,213     32,271,929    1
AST SA PGI Asset Allocation Portfolio Class 1                     5,904,443   12.59      74,336,943     81,259,292    1
AST SA PGI Asset Allocation Portfolio Class 2                       343,912   12.58       4,326,410      4,702,191    1
AST SA PGI Asset Allocation Portfolio Class 3                     3,085,817   12.48      38,510,997     43,966,500    1
AST SA Wellington Capital Appreciation Portfolio Class 1          6,172,595   40.30     248,755,581    261,383,272    1
AST SA Wellington Capital Appreciation Portfolio Class 2            960,795   38.34      36,836,898     38,992,915    1
AST SA Wellington Capital Appreciation Portfolio Class 3          9,865,258   37.08     365,803,763    396,060,940    1
AST SA Wellington Government and Quality Bond Portfolio Class 1   3,371,278   14.72      49,625,212     50,931,022    1
AST SA Wellington Government and Quality Bond Portfolio Class 2   1,244,238   14.76      18,364,951     18,751,537    1
AST SA Wellington Government and Quality Bond Portfolio Class 3  28,256,732   14.68     414,808,827    425,718,217    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3         3,860,316    7.10      27,408,241     30,909,556    1
BlackRock Global Allocation V.I. Fund Class III                     174,595   12.95       2,261,002      2,419,896    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III             42,315   10.28         435,002        432,933    1
Columbia VP Asset Allocation Fund Class 1                            46,920   14.10         661,579        586,225    1
Columbia VP Dividend Opportunity Fund Class 1                        64,463   23.85       1,537,452        850,382    1
Columbia VP Emerging Markets Bond Fund Class 2                        8,463    9.00          76,171         85,214    1
Columbia VP Income Opportunities Fund Class 1                     1,346,763    6.91       9,306,131     10,543,534    1
Columbia VP Large Cap Growth Fund Class 1                         1,257,029   16.10      20,238,170     15,895,838    1
Columbia VP Limited Duration Credit Fund Class 2                     27,929    9.24         258,065        261,794    1
Columbia VP Loomis Sayles Growth Fund Class 1                        58,308   28.50       1,661,792      1,220,242    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                  13,860   24.56         340,403        223,516    1
Columbia VP Overseas Core Fund Class 2                               91,355   12.67       1,157,471      1,178,084    1
Columbia VP Small Company Growth Fund Class 1                        42,454   15.64         663,985        587,010    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2         5,960,625    6.32      37,671,148     42,222,461    1
FTVIP Franklin Income VIP Fund Class 2                            8,095,431   14.74     119,326,659    126,158,744    1
FTVIP Franklin Strategic Income VIP Fund Class 2                     75,952   10.28         780,788        825,893    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class         4,329   11.64          50,390         50,098    1
Goldman Sachs VIT Government Money Market Fund Institutional
  Class                                                             713,660    1.00         713,660        713,660    1
Goldman Sachs VIT Government Money Market Fund Service Class     83,717,300    1.00      83,717,300     83,717,306    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor
  Class                                                              91,092    8.49         773,374        837,193    1
Invesco V.I. American Franchise Fund Series II                      324,154   54.90      17,796,063     17,175,327    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                 83,993    9.34         784,492        916,026    1
Invesco V.I. Comstock Fund Series II                             15,894,181   16.06     255,260,543    254,575,263    1
Invesco V.I. Growth and Income Fund Series II                    20,244,842   17.48     353,879,831    419,711,498    1
Ivy VIP Asset Strategy Class II                                      45,965    8.29         381,131        399,963    1
Lord Abbett Bond Debenture Portfolio Class VC                       100,290   11.08       1,111,216      1,226,954    1
Lord Abbett Fundamental Equity Portfolio Class VC                    18,884   14.13         266,826        330,883    1
Lord Abbett Growth and Income Portfolio Class VC                  5,029,266   30.65     154,146,994    148,214,084    1
Lord Abbett Mid Cap Stock Portfolio Class VC                        620,679   19.86      12,326,676     12,234,388    1
Lord Abbett Short Duration Income Portfolio Class VC                124,478   14.05       1,748,919      1,809,714    1
Morgan Stanley VIF Global Infrastructure Portfolio Class II         156,897    6.76       1,060,626      1,178,212    1
Neuberger Berman AMT US Equity Index PutWrite Strategy
  Portfolio                                                          93,239    8.95         834,488        889,501    1
PIMCO All Asset Portfolio Advisor Class                               4,391   10.05          44,132         45,275    1
PIMCO Dynamic Bond Portfolio Advisor Class                           83,667   10.35         865,952        849,352    1
PIMCO Emerging Markets Bond Portfolio Advisor Class                  19,772   12.01         237,457        254,221    1
PVC Diversified International Account Class 1                        45,885   13.72         629,548        441,380    1
PVC Diversified International Account Class 2                        16,782   13.81         231,762        211,546    1
PVC Equity Income Account Class 1                                   478,986   22.86      10,949,628      9,405,825    1
PVC Equity Income Account Class 2                                   292,012   22.66       6,616,984      5,221,869    1
PVC Government & High Quality Bond Account Class 1                  159,298    9.47       1,508,552      1,617,803    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
PVC Government & High Quality Bond Account Class 2                77,878  $ 9.46   $      736,724 $      798,444   1
PVC Income Account Class 1                                       328,199   10.01        3,285,269      3,414,845   1
PVC Income Account Class 2                                       160,738    9.96        1,600,955      1,630,092   1
PVC LargeCap Growth Account Class 1                               18,979   28.25          536,163        321,972   1
PVC LargeCap Growth Account Class 2                               14,852   28.06          416,736        250,668   1
PVC MidCap Account Class 1                                        32,259   48.53        1,565,530      1,588,061   1
PVC MidCap Account Class 2                                        14,582   48.18          702,572        705,859   1
PVC Principal Capital Appreciation Account Class 1               338,024   25.86        8,741,294      7,673,448   1
PVC Principal Capital Appreciation Account Class 2                72,077   25.58        1,843,740      1,598,186   1
PVC Real Estate Securities Account Class 1                        20,132   17.86          359,551        348,126   1
PVC Real Estate Securities Account Class 2                        11,727   17.92          210,152        205,082   1
PVC SAM Balanced Portfolio Class 1                             1,935,832   13.90       26,908,063     28,819,733   1
PVC SAM Balanced Portfolio Class 2                             1,773,566   13.74       24,368,794     26,792,863   1
PVC SAM Conservative Balanced Portfolio Class 1                  247,977   11.05        2,740,149      2,956,089   1
PVC SAM Conservative Balanced Portfolio Class 2                  275,367   10.91        3,004,255      3,280,945   1
PVC SAM Conservative Growth Portfolio Class 1                    737,546   17.16       12,656,289     12,386,756   1
PVC SAM Conservative Growth Portfolio Class 2                    800,771   16.92       13,549,050     13,764,661   1
PVC SAM Flexible Income Portfolio Class 1                        394,259   11.86        4,675,908      4,864,486   1
PVC SAM Flexible Income Portfolio Class 2                        404,392   11.74        4,747,560      5,001,132   1
PVC SAM Strategic Growth Portfolio Class 1                       160,932   18.36        2,954,716      2,934,917   1
PVC SAM Strategic Growth Portfolio Class 2                       297,580   18.11        5,389,174      5,561,485   1
PVC Short-Term Income Account Class 1                            653,891    2.52        1,647,806      1,669,659   1
PVC Short-Term Income Account Class 2                            227,730    2.51          571,603        578,922   1
PVC SmallCap Account Class 1                                      32,745   14.30          468,247        494,183   1
PVC SmallCap Account Class 2                                      20,092   14.24          286,110        304,687   1
SST SA Allocation Balanced Portfolio Class 3                  13,058,832    9.00      117,529,485    142,483,212   1
SST SA Allocation Growth Portfolio Class 1                        11,464   11.92          136,656        166,670   1
SST SA Allocation Growth Portfolio Class 3                     7,414,731   11.90       88,235,297    101,370,279   1
SST SA Allocation Moderate Growth Portfolio Class 1                3,013    9.17           27,629         34,382   1
SST SA Allocation Moderate Growth Portfolio Class 3           20,150,622    9.18      184,982,706    223,121,467   1
SST SA Allocation Moderate Portfolio Class 3                  17,779,883    9.37      166,597,503    196,780,270   1
SST SA Columbia Focused Value Portfolio Class 3                    7,553   15.92          120,245        142,714   1
SST SA Multi-Managed Diversified Fixed Income Portfolio
  Class 3                                                         15,315   11.18          171,227        180,108   1
SST SA Multi-Managed International Equity Portfolio Class 3       46,773    8.12          379,801        413,628   1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3           11,398   11.95          136,207        157,552   1
SST SA Multi-Managed Large Cap Value Portfolio Class 3            15,285   13.35          204,053        245,212   1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3             25,322   14.48          366,656        408,458   1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3              21,006   13.81          290,090        349,221   1
SST SA Multi-Managed Small Cap Portfolio Class 3                  20,039   11.09          222,228        272,229   1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 1                                                         20,123   10.62          213,707        249,884   1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 3                                                      4,427,663   10.60       46,933,229     54,340,214   1
SST SA T. Rowe Price Growth Stock Portfolio Class 3               19,518   18.41          359,324        463,098   1
SST SA Wellington Real Return Portfolio Class 3               28,042,699    9.25      259,394,966    272,852,511   1
SAST SA AB Growth Portfolio Class 1                            6,909,330   39.83      275,198,633    255,664,670   1
SAST SA AB Growth Portfolio Class 2                              996,706   39.51       39,379,869     38,038,382   1
SAST SA AB Growth Portfolio Class 3                            7,874,846   38.99      307,040,245    315,353,345   1
SAST SA AB Small & Mid Cap Value Portfolio Class 2               814,332   12.52       10,195,432     13,864,790   1
SAST SA AB Small & Mid Cap Value Portfolio Class 3            26,097,463   12.41      323,869,520    438,396,733   1
SAST SA American Funds Asset Allocation Portfolio Class 1         54,924   12.94          710,711        808,732   1
SAST SA American Funds Asset Allocation Portfolio Class 3     55,768,405   12.93      721,085,470    787,437,035   1
SAST SA American Funds Global Growth Portfolio Class 3        35,833,788    9.16      328,237,498    422,391,497   1
SAST SA American Funds Growth Portfolio Class 1                    6,152    9.23           56,785         60,454   1
SAST SA American Funds Growth Portfolio Class 3               30,746,997    9.24      284,102,252    357,174,265   1
SAST SA American Funds Growth-Income Portfolio Class 1             4,951    9.54           47,237         50,156   1
SAST SA American Funds Growth-Income Portfolio Class 3        23,422,752    9.54      223,453,052    278,176,759   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 1                                                2,665   12.68           33,789         37,815   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 3                                          114,914,268   12.67    1,455,963,780  1,478,067,389   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1         1,125   10.06           11,316         13,076   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3    61,248,681   10.08      617,386,703    659,887,300   1
SAST SA Columbia Technology Portfolio Class 1                  1,810,582    5.56       10,066,837      9,480,082   1
SAST SA Columbia Technology Portfolio Class 2                    665,340    5.38        3,579,530      3,176,094   1
SAST SA Columbia Technology Portfolio Class 3                  7,396,388    5.27       38,978,966     43,712,762   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                    Shares     Share       Value           Held      Level*
------------                                                  ---------- --------- -------------- -------------- ------
SAST SA DFA Ultra Short Bond Portfolio Class 1                 2,431,375  $10.61   $   25,796,887 $   25,699,389   1
SAST SA DFA Ultra Short Bond Portfolio Class 2                   669,639   10.48        7,017,812      6,983,383   1
SAST SA DFA Ultra Short Bond Portfolio Class 3                13,831,775   10.39      143,712,140    143,217,321   1
SAST SA Dogs of Wall Street Portfolio Class 1                  1,905,644   12.51       23,839,608     23,023,605   1
SAST SA Dogs of Wall Street Portfolio Class 2                    385,372   12.49        4,813,297      4,773,218   1
SAST SA Dogs of Wall Street Portfolio Class 3                  7,958,218   12.38       98,522,734    106,449,342   1
SAST SA Emerging Markets Equity Index Portfolio Class 3           36,672   12.73          466,837        503,241   1
SAST SA Federated Corporate Bond Portfolio Class 1             3,584,745   12.43       44,558,381     46,853,212   1
SAST SA Federated Corporate Bond Portfolio Class 2               969,185   12.43       12,046,973     13,159,449   1
SAST SA Federated Corporate Bond Portfolio Class 3            42,236,692   12.35      521,623,142    564,483,525   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 1                                                      1,623,387   11.28       18,311,806     22,659,992   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 2                                                        389,620   11.25        4,383,222      5,357,100   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 3                                                     12,703,144   11.16      141,767,083    178,815,886   1
SAST SA Fixed Income Index Portfolio Class 3                     720,798    9.87        7,114,280      7,189,188   1
SAST SA Fixed Income Intermediate Index Portfolio Class 3        908,101    9.78        8,881,226      8,910,482   1
SAST SA Franklin Small Company Value Portfolio Class 3         7,842,820   17.37      136,229,785    168,060,018   1
SAST SA Global Index Allocation 60-40 Portfolio Class 1            3,814   13.71           52,293         50,922   1
SAST SA Global Index Allocation 60-40 Portfolio Class 3          859,475   13.73       11,800,590     12,834,503   1
SAST SA Global Index Allocation 75-25 Portfolio Class 1              562   13.43            7,546          7,513   1
SAST SA Global Index Allocation 75-25 Portfolio Class 3        1,090,157   13.46       14,673,510     16,259,676   1
SAST SA Global Index Allocation 90-10 Portfolio Class 1            1,212   13.14           15,929         18,205   1
SAST SA Global Index Allocation 90-10 Portfolio Class 3        4,197,243   13.16       55,235,714     62,763,278   1
SAST SA Goldman Sachs Global Bond Portfolio Class 1            1,639,293   10.49       17,196,182     19,275,886   1
SAST SA Goldman Sachs Global Bond Portfolio Class 2              333,553   10.40        3,468,947      3,768,012   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3           18,927,193   10.29      194,760,814    207,202,168   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1         719    9.20            6,613          7,344   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3     862,099    9.20        7,931,309      8,793,438   1
SAST SA Index Allocation 60-40 Portfolio Class 1                   3,406   10.03           34,164         37,480   1
SAST SA Index Allocation 60-40 Portfolio Class 3               6,108,213   10.05       61,387,538     66,346,503   1
SAST SA Index Allocation 80-20 Portfolio Class 1                 102,197   10.07        1,029,125      1,165,036   1
SAST SA Index Allocation 80-20 Portfolio Class 3              12,080,320   10.09      121,890,431    134,034,270   1
SAST SA Index Allocation 90-10 Portfolio Class 1                 161,004   10.08        1,622,924      1,829,972   1
SAST SA Index Allocation 90-10 Portfolio Class 3              35,678,694   10.11      360,711,595    400,886,834   1
SAST SA International Index Portfolio Class 3                    113,064    9.68        1,094,458      1,263,713   1
SAST SA Invesco Growth Opportunities Portfolio Class 1           860,646    7.82        6,730,249      7,597,086   1
SAST SA Invesco Growth Opportunities Portfolio Class 2           304,974    7.48        2,281,204      2,554,430   1
SAST SA Invesco Growth Opportunities Portfolio Class 3        15,214,649    7.27      110,610,502    120,796,991   1
SAST SA Invesco VCP Equity-Income Portfolio Class 1                1,472   11.52           16,959         19,964   1
SAST SA Invesco VCP Equity-Income Portfolio Class 3           98,359,197   11.54    1,135,065,130  1,176,088,098   1
SAST SA Janus Focused Growth Portfolio Class 1                   776,254   12.73        9,881,710      9,520,275   1
SAST SA Janus Focused Growth Portfolio Class 2                   648,592   12.42        8,055,511      6,611,334   1
SAST SA Janus Focused Growth Portfolio Class 3                 6,798,219   12.20       82,938,277     82,190,358   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1        2,088,779   17.34       36,219,428     36,988,269   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2          362,487   17.30        6,271,020      6,762,892   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3        7,177,427   17.22      123,595,292    140,914,643   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1            2,383,559    7.30       17,399,983     17,388,124   1
SAST SA JPMorgan Emerging Markets Portfolio Class 2              415,236    7.27        3,018,765      3,226,710   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3           13,519,869    7.21       97,478,253    100,074,248   1
SAST SA JPMorgan Equity-Income Portfolio Class 1               3,259,147   31.53      102,760,897     82,033,859   1
SAST SA JPMorgan Equity-Income Portfolio Class 2                 236,429   31.50        7,447,510      6,336,332   1
SAST SA JPMorgan Equity-Income Portfolio Class 3               3,722,056   31.35      116,686,445    115,504,373   1
SAST SA JPMorgan Global Equities Portfolio Class 1             1,927,293   17.42       33,573,442     28,903,352   1
SAST SA JPMorgan Global Equities Portfolio Class 2               171,323   17.38        2,977,589      2,641,351   1
SAST SA JPMorgan Global Equities Portfolio Class 3             1,435,235   17.27       24,786,516     26,148,794   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1               3,878,175    8.68       33,662,563     34,979,468   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                 573,490    8.65        4,960,688      5,182,602   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3              67,395,341    8.60      579,599,929    598,954,600   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1              1,885,383   15.41       29,053,754     28,233,297   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                719,459   14.82       10,662,385      9,815,209   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3              6,446,808   14.47       93,285,308    102,998,315   1
SAST SA Large Cap Growth Index Portfolio Class 3                  18,704   14.37          268,780        297,546   1
SAST SA Large Cap Index Portfolio Class 3                        484,957   20.02        9,708,834     10,986,430   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
SAST SA Large Cap Value Index Portfolio Class 3                   35,859  $13.78   $      494,134 $      543,343   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1       15,103,482   18.53      279,867,530    324,764,652   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2        1,875,618   18.53       34,755,204     39,718,720   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3       18,645,785   18.43      343,641,816    397,858,216   1
SAST SA Legg Mason Tactical Opportunities Class 1                  2,988    9.52           28,446         30,773   1
SAST SA Legg Mason Tactical Opportunities Class 3              2,159,453    9.52       20,557,995     22,197,669   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                   573,240   11.47        6,575,065      6,031,948   1
SAST SA MFS Blue Chip Growth Portfolio Class 2                   193,150   11.42        2,205,767      1,757,823   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                 7,304,409   11.35       82,905,041     76,413,586   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1    1,959,403   20.68       40,520,445     32,900,580   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2      310,668   20.69        6,427,721      5,990,623   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3   10,212,161   20.58      210,166,265    192,108,380   1
SAST SA MFS Total Return Portfolio Class 1                     5,192,713   16.90       87,756,849     85,412,210   1
SAST SA MFS Total Return Portfolio Class 2                     1,363,348   16.92       23,067,850     22,533,775   1
SAST SA MFS Total Return Portfolio Class 3                     9,072,576   16.86      152,963,635    160,765,292   1
SAST SA Mid Cap Index Portfolio Class 3                          189,436    9.49        1,797,752      2,186,537   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 1                                                      2,476,662    9.04       22,389,028     22,845,601   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 2                                                        845,855    9.01        7,621,150      7,570,476   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 3                                                     10,635,060    8.99       95,609,192     98,464,912   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 1                                                      1,060,188   19.41       20,578,242     14,326,242   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 2                                                        149,207   19.41        2,896,117      2,029,818   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 3                                                      2,509,518   19.32       48,483,895     45,520,700   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3        111,683,310    9.44    1,054,290,448  1,205,939,983   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1           5,962,859    5.15       30,708,725     33,880,248   1
SAST SA PineBridge High-Yield Bond Portfolio Class 2           1,149,012    5.15        5,917,414      6,670,992   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3          17,733,664    5.12       90,796,360    100,443,180   1
SAST SA Putnam International Growth and Income Portfolio
  Class 1                                                      2,341,522    8.92       20,886,374     23,834,761   1
SAST SA Putnam International Growth and Income Portfolio
  Class 2                                                        412,152    8.97        3,697,007      3,496,706   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                      9,654,584    8.95       86,408,531     79,560,505   1
SAST SA Schroders VCP Global Allocation Portfolio Class 1          6,984    9.93           69,348         68,242   1
SAST SA Schroders VCP Global Allocation Portfolio Class 3     48,415,471    9.94      481,249,786    531,207,254   1
SAST SA Small Cap Index Portfolio Class 3                        178,461    9.55        1,704,304      2,137,709   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 1                                                          7,361    9.56           70,374         76,994   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                      8,713,642    9.59       83,563,828     90,847,119   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1               5,559   10.66           59,261         69,831   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3          97,491,035   10.67    1,040,229,342  1,106,687,675   1
SAST SA Templeton Foreign Value Portfolio Class 2                780,298   13.15       10,260,925     11,369,161   1
SAST SA Templeton Foreign Value Portfolio Class 3             24,199,197   13.13      317,735,460    353,227,181   1
SAST SA VCP Dynamic Allocation Portfolio Class 1                  16,528   11.24          185,778        230,063   1
SAST SA VCP Dynamic Allocation Portfolio Class 3             712,227,645   11.27    8,026,805,557  8,742,020,121   1
SAST SA VCP Dynamic Strategy Portfolio Class 1                    16,268   11.42          185,780        226,080   1
SAST SA VCP Dynamic Strategy Portfolio Class 3               445,993,273   11.45    5,106,622,977  5,540,841,504   1
SAST SA VCP Index Allocation Portfolio Class 3                18,827,924    9.32      175,476,252    199,123,703   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1           1,154,808   17.84       20,601,768     16,612,409   1
SAST SA WellsCap Aggressive Growth Portfolio Class 2             142,261   17.47        2,485,307      1,857,804   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3           1,192,734   17.19       20,503,098     20,519,238   1
VALIC Company I Global Social Awareness Fund                      37,272   23.77          885,948        834,648   1
VALIC Company I International Equities Index Fund                671,804    6.48        4,353,291      4,447,721   1
VALIC Company I Mid Cap Index Fund                               147,375   24.14        3,557,636      3,896,880   1
VALIC Company I Nasdaq-100 Index Fund                            197,120   12.72        2,507,370      2,249,643   1
VALIC Company I Small Cap Index Fund                             156,562   18.96        2,968,420      3,173,179   1
VALIC Company I Stock Index Fund                                 271,539   36.91       10,022,502      9,732,308   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                    American
                                                           American     American    Funds IS
                                                           Funds IS     Funds IS    Capital      American      American
                                                            Asset        Asset       Income      Funds IS      Funds IS
                                                          Allocation   Allocation   Builder    Global Growth  Growth Fund
                                                         Fund Class 2 Fund Class 3  Class 4    Fund Class 2     Class 2
                                                         ------------ ------------ ----------  ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $   970,407  $   556,851  $   50,626  $  1,105,420  $  1,122,558
   Mortality and expense risk and administrative
     charges                                                (929,969)    (457,618)    (19,679)   (2,734,093)   (4,264,463)
                                                         -----------  -----------  ----------  ------------  ------------
   Net investment income (loss)                               40,438       99,233      30,947    (1,628,673)   (3,141,905)
   Net realized gain (loss)                                2,822,730    2,280,902       2,081     9,503,412    14,165,944
   Capital gain distribution from mutual funds             2,633,009    1,541,480       3,501    11,969,381    26,813,601
   Change in unrealized appreciation (depreciation) of
     investments                                          (8,935,636)  (5,654,828)   (200,138)  (35,986,845)  (39,600,233)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from operations         (3,439,459)  (1,733,213)   (163,609)  (16,142,725)   (1,762,593)
                                                         -----------  -----------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    872,749      103,328      54,984       545,148     1,341,774
   Payments for contract benefits or terminations         (7,602,608)  (4,857,294)    (45,569)  (23,840,816)  (33,434,852)
   Transfers between sub-accounts (including fixed
     account), net                                           231,631   (1,508,085)  1,068,431      (830,491)   (5,647,065)
   Contract maintenance charges                              (44,671)      (9,133)       (166)     (286,799)     (350,892)
   Adjustments to net assets allocated to contracts in
     payout period                                             8,204       12,252          --         7,700        (1,513)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,534,695)  (6,258,932)  1,077,680   (24,405,258)  (38,092,548)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets                         (9,974,154)  (7,992,145)    914,071   (40,547,983)  (39,855,141)
Net assets at beginning of period                         63,609,571   37,677,673   1,611,137   184,043,666   269,431,096
                                                         -----------  -----------  ----------  ------------  ------------
Net assets at end of period                              $53,635,417  $29,685,528  $2,525,208  $143,495,683  $229,575,955
                                                         ===========  ===========  ==========  ============  ============
Beginning units                                            2,258,640      438,551     146,919     4,289,148     6,385,119
Units issued                                                 104,058       17,026     113,822       140,285       170,654
Units redeemed                                              (335,585)     (88,962)    (10,061)     (694,090)   (1,015,463)
                                                         -----------  -----------  ----------  ------------  ------------
Ending units                                               2,027,113      366,615     250,680     3,735,343     5,540,310
                                                         ===========  ===========  ==========  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   946,843  $   576,632  $   34,868  $  1,149,747  $  1,289,797
   Mortality and expense risk and administrative
     charges                                                (967,779)    (479,347)    (15,494)   (2,810,069)   (4,136,527)
                                                         -----------  -----------  ----------  ------------  ------------
   Net investment income (loss)                              (20,936)      97,285      19,374    (1,660,322)   (2,846,730)
   Net realized gain (loss)                                2,820,493    1,255,036       1,921     8,559,280    12,350,041
   Capital gain distribution from mutual funds             2,880,928    1,669,196          --     5,399,230    25,204,930
   Change in unrealized appreciation (depreciation) of
     investments                                           2,847,976    2,037,218     123,506    33,636,153    26,434,136
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from operations          8,528,461    5,058,735     144,801    45,934,341    61,142,377
                                                         -----------  -----------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    942,185      142,697     136,213       741,842     1,071,927
   Payments for contract benefits or terminations         (6,945,740)  (3,259,414)    (80,854)  (23,231,802)  (32,740,186)
   Transfers between sub-accounts (including fixed
     account), net                                          (202,332)     525,826     152,850    (5,307,598)   (6,410,395)
   Contract maintenance charges                              (47,802)     (10,016)       (145)     (315,109)     (377,589)
   Adjustments to net assets allocated to contracts in
     payout period                                               731       11,530          --        (2,494)        4,295
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,252,958)  (2,589,377)    208,064   (28,115,161)  (38,451,948)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets                          2,275,503    2,469,358     352,865    17,819,180    22,690,429
Net assets at beginning of period                         61,334,068   35,208,315   1,258,272   166,224,486   246,740,667
                                                         -----------  -----------  ----------  ------------  ------------
Net assets at end of period                              $63,609,571  $37,677,673  $1,611,137  $184,043,666  $269,431,096
                                                         ===========  ===========  ==========  ============  ============
Beginning units                                            2,492,696      470,444     127,777     5,013,782     7,384,493
Units issued                                                 115,255       21,807      28,910       124,152       173,825
Units redeemed                                              (349,311)     (53,700)     (9,768)     (848,786)   (1,173,199)
                                                         -----------  -----------  ----------  ------------  ------------
Ending units                                               2,258,640      438,551     146,919     4,289,148     6,385,119
                                                         ===========  ===========  ==========  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         American      American     American
                                                           American      Funds IS      Funds IS     Funds IS      American
                                                           Funds IS       Growth-       Growth-    High-Income    Funds IS
                                                          Growth Fund   Income Fund   Income Fund   Bond Fund   International
                                                            Class 3       Class 2       Class 3      Class 3    Fund Class 3
                                                         ------------  ------------  ------------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,040,508  $  3,456,647  $  2,278,761  $   664,065   $   475,326
   Mortality and expense risk and administrative
     charges                                               (2,810,257)   (4,029,287)   (2,132,541)    (151,269)     (376,457)
                                                         ------------  ------------  ------------  -----------   -----------
   Net investment income (loss)                            (1,769,749)     (572,640)      146,220      512,796        98,869
   Net realized gain (loss)                                 7,318,935    12,542,327     6,354,074     (457,508)      455,263
   Capital gain distribution from mutual funds             20,930,451    17,523,636    10,965,202           --     1,381,983
   Change in unrealized appreciation (depreciation)
     of investments                                       (27,904,898)  (35,456,331)  (20,724,253)    (431,795)   (5,944,471)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from operations          (1,425,261)   (5,963,008)   (3,258,757)    (376,507)   (4,008,356)
                                                         ------------  ------------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                     517,419     2,056,060       247,268        1,568       145,403
   Payments for contract benefits or terminations         (18,884,464)  (34,638,427)  (18,702,154)  (1,899,128)   (3,184,664)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,144,313)   (1,985,214)   (5,517,464)    (350,777)     (473,553)
   Contract maintenance charges                               (45,640)     (322,665)      (43,612)      (3,563)       (7,318)
   Adjustments to net assets allocated to contracts in
     payout period                                            331,140        11,068       291,569       16,806        13,736
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (23,225,858)  (34,879,178)  (23,724,393)  (2,235,094)   (3,506,396)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets                         (24,651,119)  (40,842,186)  (26,983,150)  (2,611,601)   (7,514,752)
Net assets at beginning of period                         211,655,455   260,278,687   167,450,242   12,097,375    31,261,822
                                                         ------------  ------------  ------------  -----------   -----------
Net assets at end of period                              $187,004,336  $219,436,501  $140,467,092  $ 9,485,774   $23,747,070
                                                         ============  ============  ============  ===========   ===========
Beginning units                                               534,374     7,539,285       640,980      113,179       427,823
Units issued                                                    9,119       246,094        10,337       19,107        10,851
Units redeemed                                                (64,245)   (1,210,885)      (96,968)     (40,216)      (59,709)
                                                         ------------  ------------  ------------  -----------   -----------
Ending units                                                  479,248     6,574,494       554,349       92,070       378,965
                                                         ============  ============  ============  ===========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  1,125,003  $  3,465,096  $  2,291,443  $   805,189   $   384,785
   Mortality and expense risk and administrative
     charges                                               (2,615,196)   (4,006,712)   (2,110,334)    (167,773)     (386,247)
                                                         ------------  ------------  ------------  -----------   -----------
   Net investment income (loss)                            (1,490,193)     (541,616)      181,109      637,416        (1,462)
   Net realized gain (loss)                                 4,452,173    10,695,709     3,874,656     (120,305)      166,178
   Capital gain distribution from mutual funds             18,960,046    16,461,744    10,268,988           --       341,224
   Change in unrealized appreciation (depreciation)
     of investments                                        25,203,625    21,156,343    16,383,078      193,405     7,272,373
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from operations          47,125,651    47,772,180    30,707,831      710,516     7,778,313
                                                         ------------  ------------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                     191,143     1,587,385       466,628        3,461        61,586
   Payments for contract benefits or terminations         (15,639,123)  (34,931,310)  (16,441,490)    (940,372)   (2,897,410)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,491,681)   (3,952,529)   (3,359,886)    (433,631)     (392,650)
   Contract maintenance charges                               (48,610)     (350,714)      (47,698)      (4,095)       (8,283)
   Adjustments to net assets allocated to contracts in
     payout period                                            222,818        13,974       222,165       18,124        10,455
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,765,453)  (37,633,194)  (19,160,281)  (1,356,513)   (3,226,302)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets                          28,360,198    10,138,986    11,547,550     (645,997)    4,552,011
Net assets at beginning of period                         183,295,257   250,139,701   155,902,692   12,743,372    26,709,811
                                                         ------------  ------------  ------------  -----------   -----------
Net assets at end of period                              $211,655,455  $260,278,687  $167,450,242  $12,097,375   $31,261,822
                                                         ============  ============  ============  ===========   ===========
Beginning units                                               586,505     8,729,063       721,420      125,945       477,077
Units issued                                                    3,857       184,663         7,713        4,785         7,310
Units redeemed                                                (55,988)   (1,374,441)      (88,153)     (17,551)      (56,564)
                                                         ------------  ------------  ------------  -----------   -----------
Ending units                                                  534,374     7,539,285       640,980      113,179       427,823
                                                         ============  ============  ============  ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          AST SA
                                                                              American   BlackRock   AST SA
                                                                 American   Funds IS US   Multi-    BlackRock    AST SA PGI
                                                                 Funds IS   Government/    Asset   Multi-Asset     Asset
                                                                Ultra-Short  AAA-Rated    Income     Income      Allocation
                                                                 Bond Fund   Securities  Portfolio  Portfolio    Portfolio
                                                                  Class 3   Fund Class 3  Class 1    Class 3      Class 1
                                                                ----------- ------------ --------- -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   41,386  $   165,189   $ 2,824  $ 1,461,643  $  2,088,652
   Mortality and expense risk and administrative charges           (53,662)    (120,623)     (183)    (309,043)   (1,269,697)
                                                                ----------  -----------   -------  -----------  ------------
   Net investment income (loss)                                    (12,276)      44,566     2,641    1,152,600       818,955
   Net realized gain (loss)                                         21,707     (117,443)      (99)    (143,042)      916,251
   Capital gain distribution from mutual funds                          --           --       225      126,973     3,938,439
   Change in unrealized appreciation (depreciation) of
     investments                                                    (7,165)      (2,621)   (5,101)  (2,603,437)  (10,447,326)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from operations                    2,266      (75,498)   (2,334)  (1,466,906)   (4,773,681)
                                                                ----------  -----------   -------  -----------  ------------
From contract transactions:
   Payments received from contract owners                            6,708        2,082    50,000   14,726,530       979,218
   Payments for contract benefits or terminations                 (827,133)  (1,171,016)       --   (1,539,344)   (9,219,349)
   Transfers between sub-accounts (including fixed
     account), net                                               1,152,470      (84,428)    1,403    1,663,476    (1,788,657)
   Contract maintenance charges                                     (2,326)      (3,098)     (429)    (242,241)      (25,876)
   Adjustments to net assets allocated to contracts in payout
     period                                                          1,332        8,371        --           --        21,908
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from contract transactions       331,051   (1,248,089)   50,974   14,608,421   (10,032,756)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets                                  333,317   (1,323,587)   48,640   13,141,515   (14,806,437)
Net assets at beginning of period                                4,180,825   10,222,233     6,091   16,582,698    89,143,380
                                                                ----------  -----------   -------  -----------  ------------
Net assets at end of period                                     $4,514,142  $ 8,898,646   $54,731  $29,724,213  $ 74,336,943
                                                                ==========  ===========   =======  ===========  ============
Beginning units                                                    212,145      252,166       583    1,400,871     2,021,747
Units issued                                                       217,739       20,877     5,049    1,548,858        38,012
Units redeemed                                                    (200,964)     (52,191)     (156)    (304,120)     (266,318)
                                                                ----------  -----------   -------  -----------  ------------
Ending units                                                       228,920      220,852     5,476    2,645,609     1,793,441
                                                                ==========  ===========   =======  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   15,118  $   140,794   $    --  $   251,840  $  2,368,177
   Mortality and expense risk and administrative charges           (51,103)    (136,257)       (3)    (121,433)   (1,373,158)
                                                                ----------  -----------   -------  -----------  ------------
   Net investment income (loss)                                    (35,985)       4,537        (3)     130,407       995,019
   Net realized gain (loss)                                          1,985      (33,707)       --      (59,966)    1,470,843
   Capital gain distribution from mutual funds                          --           --        --           --     7,211,369
   Change in unrealized appreciation (depreciation) of
     investments                                                     4,155       73,361        28      276,287       610,392
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from operations                  (29,845)      44,191        25      346,728    10,287,623
                                                                ----------  -----------   -------  -----------  ------------
From contract transactions:
   Payments received from contract owners                            2,701        5,179     6,047    9,279,643       814,110
   Payments for contract benefits or terminations                 (870,834)    (782,105)       --     (722,957)  (10,665,321)
   Transfers between sub-accounts (including fixed
     account), net                                               1,133,459      454,877        19    3,613,872    (1,793,516)
   Contract maintenance charges                                     (2,788)      (3,707)       --      (81,879)      (30,934)
   Adjustments to net assets allocated to contracts in payout
     period                                                          3,910       11,017        --           --        22,804
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from contract transactions       266,448     (314,739)    6,066   12,088,679   (11,652,857)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets                                  236,603     (270,548)    6,091   12,435,407    (1,365,234)
Net assets at beginning of period                                3,944,222   10,492,781        --    4,147,291    90,508,614
                                                                ----------  -----------   -------  -----------  ------------
Net assets at end of period                                     $4,180,825  $10,222,233   $ 6,091  $16,582,698  $ 89,143,380
                                                                ==========  ===========   =======  ===========  ============
Beginning units                                                    198,630      259,915        --      367,303     2,299,860
Units issued                                                        74,414       27,452       583    1,152,865        52,734
Units redeemed                                                     (60,899)     (35,201)       --     (119,297)     (330,847)
                                                                ----------  -----------   -------  -----------  ------------
Ending units                                                       212,145      252,166       583    1,400,871     2,021,747
                                                                ==========  ===========   =======  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                    AST SA        AST SA       AST SA
                                        AST SA PGI   AST SA PGI   Wellington    Wellington   Wellington
                                          Asset        Asset       Capital       Capital      Capital
                                        Allocation   Allocation  Appreciation  Appreciation Appreciation
                                        Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                         Class 2      Class 3      Class 1       Class 2      Class 3
                                       -----------  -----------  ------------  ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                           $   116,022  $   993,051  $         --  $        --  $         --
   Mortality and expense risk and
     administrative charges                (81,565)    (615,567)   (4,550,716)    (703,891)   (6,683,538)
                                       -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)             34,457      377,484    (4,550,716)    (703,891)   (6,683,538)
   Net realized gain (loss)                 30,284     (222,674)   12,492,671    1,424,631     6,395,000
   Capital gain distribution from
     mutual funds                          235,138    2,068,354    36,589,168    5,686,021    56,034,057
   Change in unrealized appreciation
     (depreciation) of investments        (585,280)  (4,809,529)  (47,201,250)  (6,783,347)  (58,068,711)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                         (285,401)  (2,586,365)   (2,670,127)    (376,586)   (2,323,192)
                                       -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                    640    3,780,970     1,749,854       34,065     8,158,196
   Payments for contract benefits or
     terminations                         (705,782)  (5,016,130)  (33,997,136)  (5,063,754)  (53,790,102)
   Transfers between sub-accounts
     (including fixed account), net         (4,236)  (1,213,059)   (5,866,774)  (1,153,795)  (16,958,409)
   Contract maintenance charges            (12,753)    (250,605)      (89,938)     (73,184)   (1,958,935)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     50          (73)       98,379        3,243       (15,980)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions              (722,081)  (2,698,897)  (38,105,615)  (6,253,425)  (64,565,230)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets       (1,007,482)  (5,285,262)  (40,775,742)  (6,630,011)  (66,888,422)
Net assets at beginning of period        5,333,892   43,796,259   289,531,323   43,466,909   432,692,185
                                       -----------  -----------  ------------  -----------  ------------
Net assets at end of period            $ 4,326,410  $38,510,997  $248,755,581  $36,836,898  $365,803,763
                                       ===========  ===========  ============  ===========  ============
Beginning units                            126,277    1,784,246     2,351,268      358,233     8,445,353
Units issued                                 6,276      308,677        57,817        8,000       876,174
Units redeemed                             (23,247)    (368,972)     (340,161)     (54,741)   (1,859,671)
                                       -----------  -----------  ------------  -----------  ------------
Ending units                               109,306    1,723,951     2,068,924      311,492     7,461,856
                                       ===========  ===========  ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                           $   132,629  $ 1,040,189  $         --  $        --  $         --
   Mortality and expense risk and
     administrative charges                (88,373)    (616,172)   (4,204,030)    (667,997)   (6,592,730)
                                       -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)             44,256      424,017    (4,204,030)    (667,997)   (6,592,730)
   Net realized gain (loss)                133,308      348,597     7,672,696    1,867,450    10,335,011
   Capital gain distribution from
     mutual funds                          426,264    3,444,520    22,041,728    3,463,395    35,704,303
   Change in unrealized appreciation
     (depreciation) of investments             966      315,075    47,572,228    6,565,822    73,312,288
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                          604,794    4,532,209    73,082,622   11,228,670   112,758,872
                                       -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                     --    4,776,668       591,004      110,251     6,952,053
   Payments for contract benefits or
     terminations                         (622,873)  (4,414,043)  (27,933,933)  (5,976,318)  (52,146,459)
   Transfers between sub-accounts
     (including fixed account), net       (177,491)   1,271,393    (5,880,397)  (1,420,824)  (30,649,760)
   Contract maintenance charges            (12,455)    (194,649)      (96,537)     (73,723)   (2,013,925)
   Adjustments to net assets
     allocated to contracts in payout
     period                                   (559)           4        (9,500)        (390)       (5,852)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions              (813,378)   1,439,373   (33,329,363)  (7,361,004)  (77,863,943)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets         (208,584)   5,971,582    39,753,259    3,867,666    34,894,929
Net assets at beginning of period        5,542,476   37,824,677   249,778,064   39,599,243   397,797,256
                                       -----------  -----------  ------------  -----------  ------------
Net assets at end of period            $ 5,333,892  $43,796,259  $289,531,323  $43,466,909  $432,692,185
                                       ===========  ===========  ============  ===========  ============
Beginning units                            146,465    1,624,960     2,649,737      425,984     9,920,776
Units issued                                 1,366      512,123        38,670        5,234       726,192
Units redeemed                             (21,554)    (352,837)     (337,139)     (72,985)   (2,201,615)
                                       -----------  -----------  ------------  -----------  ------------
Ending units                               126,277    1,784,246     2,351,268      358,233     8,445,353
                                       ===========  ===========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST SA       AST SA        AST SA
                                                         Wellington   Wellington    Wellington
                                                         Government   Government    Government      AST SA        AST SA
                                                         and Quality  and Quality   and Quality   Wellington    Wellington
                                                            Bond         Bond          Bond         Growth        Growth
                                                          Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 1      Class 2       Class 3      Class 1       Class 2
                                                         -----------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $ 1,072,765  $   372,135  $  8,422,136  $  1,454,872  $    321,768
   Mortality and expense risk and administrative
     charges                                                (806,078)    (316,372)   (7,178,681)     (787,954)     (204,968)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              266,687       55,763     1,243,455       666,918       116,800
   Net realized gain (loss)                                 (183,131)    (118,155)   (3,364,952)   (5,039,174)   (1,669,265)
   Capital gain distribution from mutual funds                18,148        6,888       163,525    26,734,952     6,716,771
   Change in unrealized appreciation (depreciation) of
     investments                                            (978,078)    (330,538)   (7,150,237)  (19,033,773)   (4,355,898)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations           (876,374)    (386,042)   (9,108,209)    3,328,923       808,408
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    319,454       41,820     8,319,838       499,706        29,355
   Payments for contract benefits or terminations         (6,234,238)  (2,870,233)  (62,354,201)   (6,734,516)   (1,443,315)
   Transfers between sub-accounts (including fixed
     account), net                                          (647,276)    (749,496)  (28,390,054)  (62,117,818)  (15,868,765)
   Contract maintenance charges                              (26,275)     (50,683)   (3,345,019)      (23,594)      (29,883)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,971        1,167        (1,959)       (2,350)        1,637
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,575,364)  (3,627,425)  (85,771,395)  (68,378,572)  (17,310,971)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (7,451,738)  (4,013,467)  (94,879,604)  (65,049,649)  (16,502,563)
Net assets at beginning of period                         57,076,950   22,378,418   509,688,431    65,049,649    16,502,563
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $49,625,212  $18,364,951  $414,808,827  $         --  $         --
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,667,599    1,071,364    33,108,814     1,082,048       283,027
Units issued                                                 105,955       25,285     2,811,979        22,085         1,993
Units redeemed                                              (418,766)    (202,963)   (8,328,205)   (1,104,133)     (285,020)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,354,788      893,686    27,592,588            --            --
                                                         ===========  ===========  ============  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $ 1,060,785  $   371,024  $  8,193,501  $    740,940  $    165,044
   Mortality and expense risk and administrative
     charges                                                (902,906)    (361,474)   (7,902,529)     (972,943)     (262,687)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              157,879        9,550       290,972      (232,003)      (97,643)
   Net realized gain (loss)                                   (9,285)        (588)   (1,183,870)    2,904,310     1,049,775
   Change in unrealized appreciation (depreciation) of
     investments                                             677,737      290,933     7,094,344     7,889,859     1,778,113
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations            826,331      299,895     6,201,446    10,562,166     2,730,245
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    592,207      123,568     9,424,596       211,613        48,839
   Payments for contract benefits or terminations         (6,905,475)  (3,177,026)  (62,149,829)   (6,609,445)   (2,472,892)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,593,688)     326,068    27,607,292    (1,286,140)     (829,843)
   Contract maintenance charges                              (31,675)     (57,714)   (3,487,439)      (30,932)      (37,896)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,067         (299)       (3,013)        2,346          (466)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (7,926,564)  (2,785,403)  (28,608,393)   (7,712,558)   (3,292,258)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (7,100,233)  (2,485,508)  (22,406,947)    2,849,608      (562,013)
Net assets at beginning of period                         64,177,183   24,863,926   532,095,378    62,200,041    17,064,576
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $57,076,950  $22,378,418  $509,688,431  $ 65,049,649  $ 16,502,563
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            3,038,083    1,205,009    34,857,836     1,220,490       344,929
Units issued                                                 164,283       69,176     5,334,119        19,599         3,061
Units redeemed                                              (534,767)    (202,821)   (7,083,141)     (158,041)      (64,963)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,667,599    1,071,364    33,108,814     1,082,048       283,027
                                                         ===========  ===========  ============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          AST SA        AST SA       AST SA       AST SA
                                                            AST SA      Wellington    Wellington   Wellington   Wellington
                                                          Wellington     Natural       Natural      Natural      Strategic
                                                            Growth      Resources     Resources    Resources    Multi-Asset
                                                          Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 3       Class 1       Class 2      Class 3       Class 3
                                                         ------------  ------------  -----------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,480,061  $    899,648  $   208,926  $  2,367,854  $   312,821
   Mortality and expense risk and administrative
     charges                                               (1,040,492)     (264,603)     (66,478)     (793,554)    (271,690)
                                                         ------------  ------------  -----------  ------------  -----------
   Net investment income (loss)                               439,569       635,045      142,448     1,574,300       41,131
   Net realized gain (loss)                                (8,194,463)   (4,849,309)    (201,050)    9,622,356      139,422
   Capital gain distribution from mutual funds             34,051,420            --           --            --    1,087,166
   Change in unrealized appreciation (depreciation) of
     investments                                          (22,250,382)    4,956,613      238,423    (9,090,280)  (4,010,889)
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from operations           4,046,144       742,349      179,821     2,106,376   (2,743,170)
                                                         ------------  ------------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     924,386        60,851        2,299       788,934   16,769,002
   Payments for contract benefits or terminations          (9,242,560)   (2,261,717)    (357,679)   (6,526,559)    (692,004)
   Transfers between sub-accounts (including fixed
     account), net                                        (81,119,658)  (21,204,491)  (4,918,166)  (62,248,233)   2,087,766
   Contract maintenance charges                              (252,115)      (11,411)     (15,694)     (262,198)    (232,092)
   Adjustments to net assets allocated to contracts in
     payout period                                             (1,189)          127           (1)        1,042           --
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (89,691,136)  (23,416,641)  (5,289,241)  (68,247,014)  17,932,672
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets                         (85,644,992)  (22,674,292)  (5,109,420)  (66,140,638)  15,189,502
Net assets at beginning of period                          85,644,992    22,674,292    5,109,420    66,140,638   12,218,739
                                                         ------------  ------------  -----------  ------------  -----------
Net assets at end of period                              $         --  $         --  $        --  $         --  $27,408,241
                                                         ============  ============  ===========  ============  ===========
Beginning units                                             2,132,781       511,295      119,713     3,481,029    1,075,356
Units issued                                                   79,913         9,332        7,866       330,293    1,829,538
Units redeemed                                             (2,212,694)     (520,627)    (127,579)   (3,811,322)    (253,655)
                                                         ------------  ------------  -----------  ------------  -----------
Ending units                                                       --            --           --            --    2,651,239
                                                         ============  ============  ===========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $    781,993  $    550,759  $   118,425  $  1,521,732  $    17,554
   Mortality and expense risk and administrative
     charges                                               (1,337,608)     (330,918)     (80,657)   (1,037,002)     (58,392)
                                                         ------------  ------------  -----------  ------------  -----------
   Net investment income (loss)                              (555,615)      219,841       37,768       484,730      (40,838)
   Net realized gain (loss)                                 4,190,616    (3,190,622)    (564,982)   (6,523,463)      26,074
   Change in unrealized appreciation (depreciation) of
     investments                                           10,223,800     5,685,329    1,132,427    14,271,845      507,803
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from operations          13,858,801     2,714,548      605,213     8,233,112      493,039
                                                         ------------  ------------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,874,844        45,999       18,407       819,808    9,637,479
   Payments for contract benefits or terminations         (11,443,007)   (2,429,019)    (671,916)   (9,287,139)    (131,823)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,628,367)     (714,802)    (170,106)   (2,895,629)   1,897,832
   Contract maintenance charges                              (343,381)      (15,201)     (17,025)     (355,799)     (43,361)
   Adjustments to net assets allocated to contracts in
     payout period                                             (2,225)        1,092          139         1,160           --
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (11,542,136)   (3,111,931)    (840,501)  (11,717,599)  11,360,127
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets                           2,316,665      (397,383)    (235,288)   (3,484,487)  11,853,166
Net assets at beginning of period                          83,328,327    23,071,675    5,344,708    69,625,125      365,573
                                                         ------------  ------------  -----------  ------------  -----------
Net assets at end of period                              $ 85,644,992  $ 22,674,292  $ 5,109,420  $ 66,140,638  $12,218,739
                                                         ============  ============  ===========  ============  ===========
Beginning units                                             2,396,140       589,517      141,328     4,084,353       36,876
Units issued                                                  179,199        22,554        6,973       569,869    1,080,504
Units redeemed                                               (442,558)     (100,776)     (28,588)   (1,173,193)     (42,024)
                                                         ------------  ------------  -----------  ------------  -----------
Ending units                                                2,132,781       511,295      119,713     3,481,029    1,075,356
                                                         ============  ============  ===========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                          BLK
                                                                                BlackRock   BlackRock   iShares
                                                                   BlackRock     iShares     iShares    Dynamic   BLK iShares
                                                                     Global    Alternative   Dynamic     Fixed       Equity
                                                                   Allocation  Strategies   Allocation Income VI  Appreciation
                                                                   V.I. Fund     VI Fund    V.I. Fund    Fund       VI Fund
                                                                   Class III    Class III   Class III  Class III   Class III
                                                                   ----------  -----------  ---------- ---------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $   21,271  $        --  $   3,543  $      --   $      --
   Mortality and expense risk and administrative charges              (32,592)     (10,095)    (7,629)    (1,015)       (521)
                                                                   ----------  -----------  ---------  ---------   ---------
   Net investment income (loss)                                       (11,321)     (10,095)    (4,086)    (1,015)       (521)
   Net realized gain (loss)                                             5,323      101,786     20,547     (7,129)     21,112
   Capital gain distribution from mutual funds                        107,904           --      6,234         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (323,254)     (73,897)   (48,656)       571     (24,551)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from operations                    (221,348)      17,794    (25,961)    (7,573)     (3,960)
                                                                   ----------  -----------  ---------  ---------   ---------
From contract transactions:
   Payments received from contract owners                              10,670       88,757     10,775        307          --
   Payments for contract benefits or terminations                     (98,277)     (69,556)  (265,830)    (1,468)     (1,031)
   Transfers between sub-accounts (including fixed account), net       25,736   (1,224,632)    11,234   (344,536)   (171,961)
   Contract maintenance charges                                           (93)         (77)       (29)        --          (5)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from contract transactions          (61,964)  (1,205,508)  (243,850)  (345,697)   (172,997)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets                                    (283,312)  (1,187,714)  (269,811)  (353,270)   (176,957)
Net assets at beginning of period                                   2,544,314    1,187,714    704,813    353,270     176,957
                                                                   ----------  -----------  ---------  ---------   ---------
Net assets at end of period                                        $2,261,002  $        --  $ 435,002  $      --   $      --
                                                                   ==========  ===========  =========  =========   =========
Beginning units                                                       233,444      104,662     63,521     34,682      14,940
Units issued                                                            8,216       12,773      2,286        354         172
Units redeemed                                                        (14,527)    (117,435)   (24,422)   (35,036)    (15,112)
                                                                   ----------  -----------  ---------  ---------   ---------
Ending units                                                          227,133           --     41,385         --          --
                                                                   ==========  ===========  =========  =========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $   30,763  $    29,008  $  11,633  $   6,313   $   2,696
   Mortality and expense risk and administrative charges              (30,193)     (13,561)    (6,317)    (2,956)     (1,901)
                                                                   ----------  -----------  ---------  ---------   ---------
   Net investment income (loss)                                           570       15,447      5,316      3,357         795
   Net realized gain (loss)                                            11,093        6,950        358       (143)      2,593
   Capital gain distribution from mutual funds                         28,976           --         --         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                      223,533       93,906     58,092      2,436      25,919
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from operations                     264,172      116,303     63,766      5,650      29,307
                                                                   ----------  -----------  ---------  ---------   ---------
From contract transactions:
   Payments received from contract owners                             483,336       48,252     53,555    148,062       8,601
   Payments for contract benefits or terminations                    (370,193)     (60,130)    (1,656)      (197)    (20,118)
   Transfers between sub-accounts (including fixed account), net       36,093       78,244    247,299     83,920      15,778
   Contract maintenance charges                                           (83)         (87)       (22)       (36)        (38)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from contract transactions          149,153       66,279    299,176    231,749       4,223
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets                                     413,325      182,582    362,942    237,399      33,530
Net assets at beginning of period                                   2,130,989    1,005,132    341,871    115,871     143,427
                                                                   ----------  -----------  ---------  ---------   ---------
Net assets at end of period                                        $2,544,314  $ 1,187,714  $ 704,813  $ 353,270   $ 176,957
                                                                   ==========  ===========  =========  =========   =========
Beginning units                                                       219,791       98,350     34,361     11,664      14,686
Units issued                                                           50,485       18,284     29,423     24,643       2,628
Units redeemed                                                        (36,832)     (11,972)      (263)    (1,625)     (2,374)
                                                                   ----------  -----------  ---------  ---------   ---------
Ending units                                                          233,444      104,662     63,521     34,682      14,940
                                                                   ==========  ===========  =========  =========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             Columbia VP Columbia VP  Columbia VP
                                                                Columbia VP   Dividend    Emerging      Income     Columbia VP
                                                                   Asset     Opportunity   Markets   Opportunities  Large Cap
                                                                 Allocation     Fund      Bond Fund      Fund      Growth Fund
                                                                Fund Class 1   Class 1     Class 2      Class 1      Class 1
                                                                ------------ ----------- ----------- ------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  12,124   $       --    $ 3,597    $   530,211  $        --
   Mortality and expense risk and administrative charges           (12,139)     (27,689)      (827)      (175,589)    (397,710)
                                                                 ---------   ----------    -------    -----------  -----------
   Net investment income (loss)                                        (15)     (27,689)     2,770        354,622     (397,710)
   Net realized gain (loss)                                         47,068      145,937        (77)      (503,794)   1,227,348
   Capital gain distribution from mutual funds                      60,035           --         --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (144,920)    (239,103)    (9,408)      (411,410)  (1,792,181)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from operations                  (37,832)    (120,855)    (6,715)      (560,582)    (962,543)
                                                                 ---------   ----------    -------    -----------  -----------
From contract transactions:
   Payments received from contract owners                               --           --     77,757            831        7,932
   Payments for contract benefits or terminations                 (131,764)    (242,921)        --     (1,444,122)  (2,393,141)
   Transfers between sub-accounts (including fixed
     account), net                                                     (81)     (11,055)      (215)      (393,446)    (766,450)
   Contract maintenance charges                                       (105)      (2,785)        (2)       (39,449)     (67,888)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --         --             --            1
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from contract transactions      (131,950)    (256,761)    77,540     (1,876,186)  (3,219,546)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets                                 (169,782)    (377,616)    70,825     (2,436,768)  (4,182,089)
Net assets at beginning of period                                  831,361    1,915,068      5,346     11,742,899   24,420,259
                                                                 ---------   ----------    -------    -----------  -----------
Net assets at end of period                                      $ 661,579   $1,537,452    $76,171    $ 9,306,131  $20,238,170
                                                                 =========   ==========    =======    ===========  ===========
Beginning units                                                     43,915      100,166        472        457,734    1,853,480
Units issued                                                            24        1,701      8,003         14,898       42,325
Units redeemed                                                      (6,771)     (15,354)    (1,134)       (89,774)    (270,311)
                                                                 ---------   ----------    -------    -----------  -----------
Ending units                                                        37,168       86,513      7,341        382,858    1,625,494
                                                                 =========   ==========    =======    ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  13,019   $       --    $   218    $   722,111  $        --
   Mortality and expense risk and administrative charges           (12,003)     (28,439)       (50)      (197,792)    (403,431)
                                                                 ---------   ----------    -------    -----------  -----------
   Net investment income (loss)                                      1,016      (28,439)       168        524,319     (403,431)
   Net realized gain (loss)                                          7,557       54,744          7       (704,119)   1,063,284
   Capital gain distribution from mutual funds                         745           --         --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    93,321      193,957        226        761,771    5,040,894
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from operations                  102,639      220,262        401        581,971    5,700,747
                                                                 ---------   ----------    -------    -----------  -----------
From contract transactions:
   Payments received from contract owners                               --           --      2,680            688       22,495
   Payments for contract benefits or terminations                  (21,886)     (74,668)        --     (1,347,039)  (3,805,001)
   Transfers between sub-accounts (including fixed
     account), net                                                   1,368       13,741        157     (1,135,440)    (859,305)
   Contract maintenance charges                                       (118)      (2,745)        (3)       (45,961)     (73,030)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --         --             --         (266)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from contract transactions       (20,636)     (63,672)     2,834     (2,527,752)  (4,715,107)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets                                   82,003      156,590      3,235     (1,945,781)     985,640
Net assets at beginning of period                                  749,358    1,758,478      2,111     13,688,680   23,434,619
                                                                 ---------   ----------    -------    -----------  -----------
Net assets at end of period                                      $ 831,361   $1,915,068    $ 5,346    $11,742,899  $24,420,259
                                                                 =========   ==========    =======    ===========  ===========
Beginning units                                                     45,110      103,609        206        559,044    2,242,342
Units issued                                                            75        2,987        266         39,230       57,221
Units redeemed                                                      (1,270)      (6,430)        --       (140,540)    (446,083)
                                                                 ---------   ----------    -------    -----------  -----------
Ending units                                                        43,915      100,166        472        457,734    1,853,480
                                                                 =========   ==========    =======    ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           Columbia VP Columbia VP
                                                               Columbia VP   Loomis      Mid Cap               Columbia VP
                                                                 Limited     Sayles      Growth    Columbia VP    Small
                                                                Duration     Growth    Opportunity  Overseas     Company
                                                               Credit Fund    Fund        Fund      Core Fund     Growth
                                                                 Class 2     Class 1     Class 1     Class 2   Fund Class 1
                                                               ----------- ----------- ----------- ----------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   6,016  $       --   $     --   $   32,504   $      --
   Mortality and expense risk and administrative charges           (3,755)    (29,384)    (6,094)     (19,971)    (12,080)
                                                                ---------  ----------   --------   ----------   ---------
   Net investment income (loss)                                     2,261     (29,384)    (6,094)      12,533     (12,080)
   Net realized gain (loss)                                        (2,505)     65,845     18,476       25,086      42,861
   Capital gain distribution from mutual funds                         --          --         --           --     115,467
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,867)    (97,539)   (33,064)    (282,067)   (162,440)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from operations                  (3,111)    (61,078)   (20,682)    (244,448)    (16,192)
                                                                ---------  ----------   --------   ----------   ---------
From contract transactions:
   Payments received from contract owners                          59,382         200         --           --          --
   Payments for contract benefits or terminations                 (24,480)   (128,621)   (27,047)    (111,164)    (57,101)
   Transfers between sub-accounts (including fixed account),
     net                                                           90,648     (43,942)    (2,417)     109,265     (23,490)
   Contract maintenance charges                                        (5)     (2,098)       (93)      (2,127)       (314)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from contract transactions      125,545    (174,461)   (29,557)      (4,026)    (80,905)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets                                 122,434    (235,539)   (50,239)    (248,474)    (97,097)
Net assets at beginning of period                                 135,631   1,897,331    390,642    1,405,945     761,082
                                                                ---------  ----------   --------   ----------   ---------
Net assets at end of period                                     $ 258,065  $1,661,792   $340,403   $1,157,471   $ 663,985
                                                                =========  ==========   ========   ==========   =========
Beginning units                                                    13,635     138,744     19,249      115,655      32,307
Units issued                                                       23,674         796        324       12,281         609
Units redeemed                                                    (11,127)    (13,033)    (1,669)     (11,693)     (3,765)
                                                                ---------  ----------   --------   ----------   ---------
Ending units                                                       26,182     126,507     17,904      116,243      29,151
                                                                =========  ==========   ========   ==========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   3,765  $       --   $     --   $   25,967   $      --
   Mortality and expense risk and administrative charges           (1,192)    (29,362)    (5,905)     (20,942)    (11,249)
                                                                ---------  ----------   --------   ----------   ---------
   Net investment income (loss)                                     2,573     (29,362)    (5,905)       5,025     (11,249)
   Net realized gain (loss)                                        (1,092)     70,514     19,857       23,843      40,744
   Capital gain distribution from mutual funds                         --          --         --           --      39,755
   Change in unrealized appreciation (depreciation) of
     investments                                                     (829)    457,944     58,780      278,036     106,381
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from operations                     652     499,096     72,732      306,904     175,631
                                                                ---------  ----------   --------   ----------   ---------
From contract transactions:
   Payments received from contract owners                         233,688         200        148           --         149
   Payments for contract benefits or terminations                      --    (165,525)   (39,841)    (110,933)    (62,772)
   Transfers between sub-accounts (including fixed account),
     net                                                         (125,656)   (125,681)    (4,977)     (63,206)    (29,230)
   Contract maintenance charges                                        (2)     (2,110)      (110)      (2,129)       (325)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from contract transactions      108,030    (293,116)   (44,780)    (176,268)    (92,178)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets                                 108,682     205,980     27,952      130,636      83,453
Net assets at beginning of period                                  26,949   1,691,351    362,690    1,275,309     677,629
                                                                ---------  ----------   --------   ----------   ---------
Net assets at end of period                                     $ 135,631  $1,897,331   $390,642   $1,405,945   $ 761,082
                                                                =========  ==========   ========   ==========   =========
Beginning units                                                     2,720     161,969     21,650      131,396      36,596
Units issued                                                       25,477          64        634          922         524
Units redeemed                                                    (14,562)    (23,289)    (3,035)     (16,663)     (4,813)
                                                                ---------  ----------   --------   ----------   ---------
Ending units                                                       13,635     138,744     19,249      115,655      32,307
                                                                =========  ==========   ========   ==========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                    Goldman
                                                                                     Sachs       Goldman
                                                                                      VIT       Sachs VIT
                                             FTVIP                                   Global    Government
                                            Franklin                     FTVIP       Trends       Money
                                            Founding       FTVIP        Franklin   Allocation    Market
                                             Funds        Franklin     Strategic      Fund        Fund
                                         Allocation VIP  Income VIP    Income VIP   Service   Institutional
                                          Fund Class 2  Fund Class 2  Fund Class 2   Class        Class
                                         -------------- ------------  ------------ ---------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                              $  1,389,419  $  6,526,815   $   21,912   $   359     $   1,151
   Mortality and expense risk and
     administrative charges                   (690,379)   (2,054,268)     (10,334)     (587)         (317)
                                          ------------  ------------   ----------   -------     ---------
   Net investment income (loss)                699,040     4,472,547       11,578      (228)          834
   Net realized gain (loss)                    168,297       932,506        9,669       183            --
   Capital gain distribution from
     mutual funds                            1,088,077            --           --       817            --
   Change in unrealized appreciation
     (depreciation) of investments          (6,649,362)  (12,763,942)     (47,893)   (3,787)           --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  operations                                (4,693,948)   (7,358,889)     (26,646)   (3,015)          834
                                          ------------  ------------   ----------   -------     ---------
From contract transactions:
   Payments received from contract
     owners                                  1,961,733     3,073,652       70,382     2,371       830,346
   Payments for contract benefits or
     terminations                           (6,933,157)  (20,252,034)      (1,973)   (1,617)           --
   Transfers between sub-accounts
     (including fixed account), net           (510,755)   (1,978,943)    (432,733)     (307)     (137,246)
   Contract maintenance charges               (289,550)     (718,632)         (77)       --          (247)
   Adjustments to net assets allocated
     to contracts in payout period                  --           642           --        --            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  contract transactions                     (5,771,729)  (19,875,315)    (364,401)      447       692,853
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets          (10,465,677)  (27,234,204)    (391,047)   (2,568)      693,687
Net assets at beginning of period           48,136,825   146,560,863    1,171,835    52,958        19,973
                                          ------------  ------------   ----------   -------     ---------
Net assets at end of period               $ 37,671,148  $119,326,659   $  780,788   $50,390     $ 713,660
                                          ============  ============   ==========   =======     =========
Beginning units                              3,385,228     9,766,849      114,163     4,837         1,993
Units issued                                   284,604       627,467       11,362       287       147,124
Units redeemed                                (694,940)   (1,956,128)     (46,538)     (245)      (78,733)
                                          ------------  ------------   ----------   -------     ---------
Ending units                                 2,974,892     8,438,188       78,987     4,879        70,384
                                          ============  ============   ==========   =======     =========
For the Year Ended December 31, 2017
From operations:
   Dividends                              $  1,288,946  $  6,001,812   $   32,267   $   146     $      15
   Mortality and expense risk and
     administrative charges                   (735,243)   (2,204,545)     (12,525)     (454)           (8)
                                          ------------  ------------   ----------   -------     ---------
   Net investment income (loss)                553,703     3,797,267       19,742      (308)            7
   Net realized gain (loss)                    111,394     1,361,085       (2,200)      106            --
   Capital gain distribution from
     mutual funds                            1,986,938            --           --     1,237            --
   Change in unrealized appreciation
     (depreciation) of investments           1,995,664     6,103,983       13,793     3,674            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  operations                                 4,647,699    11,262,335       31,335     4,709             7
                                          ------------  ------------   ----------   -------     ---------
From contract transactions:
   Payments received from contract
     owners                                  1,688,840     3,437,633      228,479     7,617        20,000
   Payments for contract benefits or
     terminations                           (4,892,391)  (17,381,572)     (13,000)   (1,004)       (9,170)
   Transfers between sub-accounts
     (including fixed account), net            429,261     5,049,856      294,633     3,107         9,136
   Contract maintenance charges               (303,051)     (739,844)         (49)       --            --
   Adjustments to net assets allocated
     to contracts in payout period                  47           135           --        --            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  contract transactions                     (3,077,294)   (9,633,792)     510,063     9,720        19,966
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets            1,570,405     1,628,543      541,398    14,429        19,973
Net assets at beginning of period           46,566,420   144,932,320      630,437    38,529            --
                                          ------------  ------------   ----------   -------     ---------
Net assets at end of period               $ 48,136,825  $146,560,863   $1,171,835   $52,958     $  19,973
                                          ============  ============   ==========   =======     =========
Beginning units                              3,615,670    10,442,843       63,662     3,937            --
Units issued                                   342,815     1,200,435       57,078     1,002         2,912
Units redeemed                                (573,257)   (1,876,429)      (6,577)     (102)         (919)
                                          ------------  ------------   ----------   -------     ---------
Ending units                                 3,385,228     9,766,849      114,163     4,837         1,993
                                          ============  ============   ==========   =======     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                Goldman
                                                                               Sachs VIT    Goldman
                                                                  Goldman        Multi-    Sachs VIT               Invesco V.I.
                                                                 Sachs VIT      Strategy   Strategic  Invesco V.I.  Balanced-
                                                                 Government   Alternatives  Income      American       Risk
                                                                Money Market   Portfolio     Fund      Franchise    Allocation
                                                                Fund Service    Advisor     Advisor       Fund         Fund
                                                                   Class         Class       Class     Series II    Series II
                                                                ------------  ------------ ---------  ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    880,375   $  18,666   $     180  $        --   $  10,926
   Mortality and expense risk and administrative charges            (805,254)    (10,090)       (405)    (333,808)     (9,181)
                                                                ------------   ---------   ---------  -----------   ---------
   Net investment income (loss)                                       75,121       8,576        (225)    (333,808)      1,745
   Net realized gain (loss)                                               --     (10,534)     (3,118)   2,443,544      (5,201)
   Capital gain distribution from mutual funds                            --          --          --    1,354,765      75,757
   Change in unrealized appreciation (depreciation) of
     investments                                                          --     (69,612)      3,168   (4,197,240)   (136,133)
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from operations                     75,121     (71,570)       (175)    (732,739)    (63,832)
                                                                ------------   ---------   ---------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         36,679,497       1,694       8,114      457,825      40,000
   Payments for contract benefits or terminations                (38,707,890)    (24,236)         --   (3,261,823)    (67,146)
   Transfers between sub-accounts (including fixed account),
     net                                                          35,073,897     (14,772)   (100,580)     (26,508)    201,575
   Contract maintenance charges                                     (460,152)        (61)         --      (75,834)        (90)
   Adjustments to net assets allocated to contracts in payout
     period                                                          211,469          --          --          383          --
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from contract transactions      32,796,821     (37,375)    (92,466)  (2,905,957)    174,339
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets                                 32,871,942    (108,945)    (92,641)  (3,638,696)    110,507
Net assets at beginning of period                                 50,845,358     882,319      92,641   21,434,759     673,985
                                                                ------------   ---------   ---------  -----------   ---------
Net assets at end of period                                     $ 83,717,300   $ 773,374   $      --  $17,796,063   $ 784,492
                                                                ============   =========   =========  ===========   =========
Beginning units                                                    5,174,833      92,876      10,010      984,724      59,289
Units issued                                                      15,270,605      18,768       1,674      155,939      22,204
Units redeemed                                                   (11,935,240)    (22,994)    (11,684)    (277,314)     (6,887)
                                                                ------------   ---------   ---------  -----------   ---------
Ending units                                                       8,510,198      88,650          --      863,349      74,606
                                                                ============   =========   =========  ===========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    261,049   $  16,847   $   1,248  $        --   $  22,081
   Mortality and expense risk and administrative charges            (711,891)     (9,942)     (1,930)    (305,483)     (6,012)
                                                                ------------   ---------   ---------  -----------   ---------
   Net investment income (loss)                                     (450,842)      6,905        (682)    (305,483)     16,069
   Net realized gain (loss)                                               --      (2,806)     (5,839)   1,598,108       6,957
   Capital gain distribution from mutual funds                            --          --          --    1,663,058      31,675
   Change in unrealized appreciation (depreciation) of
     investments                                                          --      27,806       1,471    1,286,440     (10,001)
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from operations                   (450,842)     31,905      (5,050)   4,242,123      44,700
                                                                ------------   ---------   ---------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         55,358,963      40,992          --    1,242,827      55,487
   Payments for contract benefits or terminations                (29,872,939)    (11,340)    (30,306)  (1,958,217)         --
   Transfers between sub-accounts (including fixed account),
     net                                                         (29,180,311)     40,590     (75,626)   1,029,582     198,777
   Contract maintenance charges                                     (434,261)        (54)         (9)     (67,545)        (30)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,618          --          --         (388)         --
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from contract transactions      (4,126,930)     70,188    (105,941)     246,259     254,234
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets                                 (4,577,772)    102,093    (110,991)   4,488,382     298,934
Net assets at beginning of period                                 55,423,130     780,226     203,632   16,946,377     375,051
                                                                ------------   ---------   ---------  -----------   ---------
Net assets at end of period                                     $ 50,845,358   $ 882,319   $  92,641  $21,434,759   $ 673,985
                                                                ============   =========   =========  ===========   =========
Beginning units                                                    5,594,375      85,350      21,309      977,733      36,089
Units issued                                                      10,755,960      13,830       2,897      214,045      33,498
Units redeemed                                                   (11,175,502)     (6,304)    (14,196)    (207,054)    (10,298)
                                                                ------------   ---------   ---------  -----------   ---------
Ending units                                                       5,174,833      92,876      10,010      984,724      59,289
                                                                ============   =========   =========  ===========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     Lord Abbett Lord Abbett
                                                                             Invesco V.I.  Ivy VIP      Bond     Fundamental
                                                              Invesco V.I.    Growth and    Asset     Debenture    Equity
                                                              Comstock Fund  Income Fund   Strategy   Portfolio   Portfolio
                                                                Series II     Series II    Class II   Class VC    Class VC
                                                              ------------- -------------  --------  ----------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  4,278,198  $   7,368,502  $  7,805  $   59,992   $  4,335
   Mortality and expense risk and administrative charges        (4,701,842)    (6,577,464)   (4,790)    (15,097)    (3,230)
                                                              ------------  -------------  --------  ----------   --------
   Net investment income (loss)                                   (423,644)       791,038     3,015      44,895      1,105
   Net realized gain (loss)                                     24,168,652     12,699,033      (911)     (2,054)        83
   Capital gain distribution from mutual funds                  29,426,177     38,735,603    17,148      30,666     43,706
   Change in unrealized appreciation (depreciation) of
     investments                                               (91,785,117)  (111,976,551)  (48,198)   (142,589)   (71,327)
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from operations              (38,613,932)   (59,750,877)  (28,946)    (69,082)   (26,433)
                                                              ------------  -------------  --------  ----------   --------
From contract transactions:
   Payments received from contract owners                        2,465,146      2,506,628        --     117,829         --
   Payments for contract benefits or terminations              (38,563,811)   (55,111,075)   (4,357)   (105,532)      (163)
   Transfers between sub-accounts (including fixed
     account), net                                               5,191,957     11,231,014    49,643       8,180      6,634
   Contract maintenance charges                                 (1,767,940)    (2,569,202)       (7)        (51)        (8)
   Adjustments to net assets allocated to contracts in
     payout period                                                   3,038          9,220        --          --         --
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions   (32,671,610)   (43,933,415)   45,279      20,426      6,463
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets                              (71,285,542)  (103,684,292)   16,333     (48,656)   (19,970)
Net assets at beginning of period                              326,546,085    457,564,123   364,798   1,159,872    286,796
                                                              ------------  -------------  --------  ----------   --------
Net assets at end of period                                   $255,260,543  $ 353,879,831  $381,131  $1,111,216   $266,826
                                                              ============  =============  ========  ==========   ========
Beginning units                                                 15,115,708     19,707,806    36,304     100,074     22,863
Units issued                                                     1,146,058      1,415,338     5,586      41,539        704
Units redeemed                                                  (2,511,571)    (3,133,804)   (1,104)    (40,907)      (145)
                                                              ------------  -------------  --------  ----------   --------
Ending units                                                    13,750,195     17,989,340    40,786     100,706     23,422
                                                              ============  =============  ========  ==========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  6,264,619  $   5,888,589  $  5,382  $   46,512   $  2,764
   Mortality and expense risk and administrative charges        (4,908,726)    (7,005,253)   (3,983)    (12,172)    (2,260)
                                                              ------------  -------------  --------  ----------   --------
   Net investment income (loss)                                  1,355,893     (1,116,664)    1,399      34,340        504
   Net realized gain (loss)                                     24,934,181     13,490,780    (2,302)      3,679         28
   Capital gain distribution from mutual funds                  13,724,335     18,948,250        --      10,957     19,836
   Change in unrealized appreciation (depreciation) of
     investments                                                 7,335,555     21,395,277    53,489      29,255      3,267
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from operations               47,349,964     52,717,643    52,586      78,231     23,635
                                                              ------------  -------------  --------  ----------   --------
From contract transactions:
Payments received from contract owners                           3,932,836      5,335,462     3,500     114,034     67,804
   Payments for contract benefits or terminations              (36,364,768)   (52,250,709)   (4,227)       (900)      (881)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,794,829)     1,708,515   (17,723)    (31,169)    14,735
   Contract maintenance charges                                 (1,796,180)    (2,657,865)       (8)        (27)        (5)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,281         12,295        --          --         --
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions   (39,021,660)   (47,852,302)  (18,458)     81,938     81,653
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets                                8,328,304      4,865,341    34,128     160,169    105,288
Net assets at beginning of period                              318,217,781    452,698,782   330,670     999,703    181,508
                                                              ------------  -------------  --------  ----------   --------
Net assets at end of period                                   $326,546,085  $ 457,564,123  $364,798  $1,159,872   $286,796
                                                              ============  =============  ========  ==========   ========
Beginning units                                                 16,979,208     21,778,769    38,574      93,065     16,046
Units issued                                                     1,230,030      1,419,017     1,292      16,143      6,929
Units redeemed                                                  (3,093,530)    (3,489,980)   (3,562)     (9,134)      (112)
                                                              ------------  -------------  --------  ----------   --------
Ending units                                                    15,115,708     19,707,806    36,304     100,074     22,863
                                                              ============  =============  ========  ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         Neuberger
                                                                                                          Berman
                                                                              Lord Abbett     Morgan      AMT US
                                                    Lord Abbett  Lord Abbett     Short     Stanley VIF    Equity
                                                    Growth and     Mid Cap     Duration       Global       Index
                                                      Income        Stock       Income    Infrastructure PutWrite
                                                     Portfolio    Portfolio    Portfolio    Portfolio    Strategy
                                                     Class VC     Class VC     Class VC      Class II    Portfolio
                                                   ------------  -----------  ----------- -------------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                       $  2,357,948  $    97,382  $   60,329    $   31,408   $     --
   Mortality and expense risk and administrative
     charges                                         (2,867,681)    (242,593)    (17,600)      (13,185)   (10,728)
                                                   ------------  -----------  ----------    ----------   --------
   Net investment income (loss)                        (509,733)    (145,211)     42,729        18,223    (10,728)
   Net realized gain (loss)                          13,906,156      979,520     (10,248)       (7,421)    (3,072)
   Capital gain distribution from mutual funds       13,666,206      465,583          --        42,729     26,612
   Change in unrealized appreciation
     (depreciation) of investments                  (43,403,358)  (3,720,524)    (31,386)     (155,574)   (84,896)
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from operations   (16,340,729)  (2,420,632)      1,095      (102,043)   (72,084)
                                                   ------------  -----------  ----------    ----------   --------
From contract transactions:
   Payments received from contract owners               533,084       72,811      51,455        24,157     62,450
   Payments for contract benefits or terminations   (25,456,119)  (2,199,767)   (134,153)      (32,603)   (27,439)
   Transfers between sub-accounts (including
     fixed account), net                             (2,516,367)    (559,064)    615,055        89,748       (471)
   Contract maintenance charges                      (1,108,862)      (9,434)       (121)         (169)       (66)
   Adjustments to net assets allocated to
     contracts in payout period                            (650)       1,739          --            --         --
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from contract
  transactions                                      (28,548,914)  (2,693,715)    532,236        81,133     34,474
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets                   (44,889,643)  (5,114,347)    533,331       (20,910)   (37,610)
Net assets at beginning of period                   199,036,637   17,441,023   1,215,588     1,081,536    872,098
                                                   ------------  -----------  ----------    ----------   --------
Net assets at end of period                        $154,146,994  $12,326,676  $1,748,919    $1,060,626   $834,488
                                                   ============  ===========  ==========    ==========   ========
Beginning units                                      10,424,570      740,010     119,329       100,721     90,513
Units issued                                            464,524       15,362      89,704        26,980     24,483
Units redeemed                                       (1,951,115)    (130,252)    (37,321)      (19,493)   (21,028)
                                                   ------------  -----------  ----------    ----------   --------
Ending units                                          8,937,979      625,120     171,712       108,208     93,968
                                                   ============  ===========  ==========    ==========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                       $  2,591,640  $   105,100  $   40,430    $   21,352   $     --
   Mortality and expense risk and administrative
     charges                                         (3,106,046)    (282,710)    (11,646)      (11,698)   (10,008)
                                                   ------------  -----------  ----------    ----------   --------
   Net investment income (loss)                        (514,406)    (177,610)     28,784         9,654    (10,008)
   Net realized gain (loss)                          13,795,851    1,197,792        (634)       (8,776)    (3,565)
   Capital gain distribution from mutual funds       19,176,082    1,697,256          --        46,458         --
Change in unrealized appreciation (depreciation)
  of investments                                    (10,556,806)  (1,781,674)    (20,076)       56,333     58,262
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from operations    21,900,721      935,764       8,074       103,669     44,689
                                                   ------------  -----------  ----------    ----------   --------
From contract transactions:
   Payments received from contract owners             1,255,008       82,758     339,645        91,727     12,648
   Payments for contract benefits or terminations   (23,728,834)  (1,974,399)    (28,657)      (34,715)   (11,247)
   Transfers between sub-accounts (including
     fixed account), net                               (376,336)    (605,819)     64,702        88,390     34,843
   Contract maintenance charges                      (1,162,903)     (12,233)       (127)         (138)       (58)
   Adjustments to net assets allocated to
     contracts in payout period                           1,815            4          --            --         --
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from contract
  transactions                                      (24,011,250)  (2,509,689)    375,563       145,264     36,186
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets                    (2,110,529)  (1,573,925)    383,637       248,933     80,875
Net assets at beginning of period                   201,147,166   19,014,948     831,951       832,603    791,223
                                                   ------------  -----------  ----------    ----------   --------
Net assets at end of period                        $199,036,637  $17,441,023  $1,215,588    $1,081,536   $872,098
                                                   ============  ===========  ==========    ==========   ========
Beginning units                                      11,722,972      848,772      82,407        86,395     86,558
Units issued                                            637,414       30,003      54,955        23,917     10,258
Units redeemed                                       (1,935,816)    (138,765)    (18,033)       (9,591)    (6,303)
                                                   ------------  -----------  ----------    ----------   --------
Ending units                                         10,424,570      740,010     119,329       100,721     90,513
                                                   ============  ===========  ==========    ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                             PIMCO
                                                                                   PIMCO   Emerging
                                                                         PIMCO    Dynamic   Markets       PVC           PVC
                                                                       All Asset   Bond      Bond     Diversified   Diversified
                                                                       Portfolio Portfolio Portfolio International International
                                                                        Advisor   Advisor   Advisor     Account       Account
                                                                         Class     Class     Class      Class 1       Class 2
                                                                       --------- --------- --------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                            $ 1,393  $ 24,609  $  9,327    $  16,564     $   5,338
   Mortality and expense risk and administrative charges                   (474)  (11,159)   (2,763)     (11,699)       (4,716)
                                                                        -------  --------  --------    ---------     ---------
   Net investment income (loss)                                             919    13,450     6,564        4,865           622
   Net realized gain (loss)                                                  92     4,104    (2,678)      19,347        18,307
   Change in unrealized appreciation (depreciation) of investments       (4,056)  (20,447)  (17,333)    (176,164)      (73,787)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from operations                        (3,045)   (2,893)  (13,447)    (151,952)      (54,858)
                                                                        -------  --------  --------    ---------     ---------
From contract transactions:
   Payments received from contract owners                                 6,838    34,675    64,648           --            --
   Payments for contract benefits or terminations                          (240)  (18,189)     (334)     (90,955)      (51,721)
   Transfers between sub-accounts (including fixed account), net          4,388   (40,402)   (4,255)      (2,938)       14,846
   Contract maintenance charges                                              (5)     (103)      (11)      (1,195)         (140)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from contract transactions             10,981   (24,019)   60,048      (95,088)      (37,015)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets                                         7,936   (26,912)   46,601     (247,040)      (91,873)
Net assets at beginning of period                                        36,196   892,864   190,856      876,588       323,635
                                                                        -------  --------  --------    ---------     ---------
Net assets at end of period                                             $44,132  $865,952  $237,457    $ 629,548     $ 231,762
                                                                        =======  ========  ========    =========     =========
Beginning units                                                           3,324    86,098    16,871       94,227        36,975
Units issued                                                              1,352    12,969     9,719        1,525         1,978
Units redeemed                                                             (342)  (15,302)   (4,149)     (12,408)       (6,214)
                                                                        -------  --------  --------    ---------     ---------
Ending units                                                              4,334    83,765    22,441       83,344        32,739
                                                                        =======  ========  ========    =========     =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $ 1,554  $ 13,514  $  8,191    $  15,503     $   4,891
   Mortality and expense risk and administrative charges                   (377)  (10,318)   (1,938)     (12,239)       (5,713)
                                                                        -------  --------  --------    ---------     ---------
   Net investment income (loss)                                           1,177     3,196     6,253        3,264          (822)
   Net realized gain (loss)                                                 214       777       100       15,239        35,494
   Change in unrealized appreciation (depreciation) of investments        2,564    24,778     5,959      181,687        49,440
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from operations                         3,955    28,751    12,312      200,190        84,112
                                                                        -------  --------  --------    ---------     ---------
From contract transactions:
   Payments received from contract owners                                    --    85,807    36,096           --            --
   Payments for contract benefits or terminations                            --   (16,452)       --      (70,880)     (112,943)
   Transfers between sub-accounts (including fixed account), net         (8,093)   57,529     9,792      (19,022)      (10,161)
   Contract maintenance charges                                              --      (105)       (7)      (1,272)         (144)
   Adjustments to net assets allocated to contracts in payout period         --        --        --            1            --
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from contract transactions             (8,093)  126,779    45,881      (91,173)     (123,248)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets                                        (4,138)  155,530    58,193      109,017       (39,136)
Net assets at beginning of period                                        40,334   737,334   132,663      767,571       362,771
                                                                        -------  --------  --------    ---------     ---------
Net assets at end of period                                             $36,196  $892,864  $190,856    $ 876,588     $ 323,635
                                                                        =======  ========  ========    =========     =========
Beginning units                                                           4,141    73,697    12,726      104,876        52,785
Units issued                                                                 42    15,385     6,462           73           210
Units redeemed                                                             (859)   (2,984)   (2,317)     (10,722)      (16,020)
                                                                        -------  --------  --------    ---------     ---------
Ending units                                                              3,324    86,098    16,871       94,227        36,975
                                                                        =======  ========  ========    =========     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              PVC          PVC
                                                                                           Government   Government
                                                                 PVC Equity   PVC Equity     & High       & High
                                                                   Income       Income    Quality Bond Quality Bond PVC Income
                                                                  Account      Account      Account      Account     Account
                                                                  Class 1      Class 2      Class 1      Class 2     Class 1
                                                                -----------  -----------  ------------ ------------ ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   235,137  $   132,088   $   64,512    $ 26,551   $  152,257
   Mortality and expense risk and administrative charges           (183,200)    (125,350)     (26,775)    (11,961)     (51,732)
                                                                -----------  -----------   ----------    --------   ----------
   Net investment income (loss)                                      51,937        6,738       37,737      14,590      100,525
   Net realized gain (loss)                                       1,018,704      684,182      (74,570)     (8,288)       4,357
   Capital gain distribution from mutual funds                      727,227      464,071           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,529,182)  (1,618,482)      19,284     (13,806)    (132,368)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from operations                  (731,314)    (463,491)     (17,549)     (7,504)     (27,486)
                                                                -----------  -----------   ----------    --------   ----------
From contract transactions:
   Payments received from contract owners                               459           --          550          --           --
   Payments for contract benefits or terminations                (2,350,561)  (1,150,863)    (795,801)    (70,054)    (635,862)
   Transfers between sub-accounts (including fixed
     account), net                                                   26,450     (272,747)     169,347       2,706       68,936
   Contract maintenance charges                                     (15,578)     (17,709)      (1,203)       (389)      (5,231)
   Adjustments to net assets allocated to contracts in payout
     period                                                             196           --          123          --           35
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from contract transactions     (2,339,034)  (1,441,319)    (626,984)    (67,737)    (572,122)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets                                (3,070,348)  (1,904,810)    (644,533)    (75,241)    (599,608)
Net assets at beginning of period                                14,019,976    8,521,794    2,153,085     811,965    3,884,877
                                                                -----------  -----------   ----------    --------   ----------
Net assets at end of period                                     $10,949,628  $ 6,616,984   $1,508,552    $736,724   $3,285,269
                                                                ===========  ===========   ==========    ========   ==========
Beginning units                                                     702,864      460,725      252,736     100,981      351,551
Units issued                                                         12,915        7,617       24,000         848       10,605
Units redeemed                                                     (130,676)     (84,196)     (97,764)     (9,243)     (63,143)
                                                                -----------  -----------   ----------    --------   ----------
Ending units                                                        585,103      384,146      178,972      92,586      299,013
                                                                ===========  ===========   ==========    ========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   306,047  $   164,224   $   97,480    $ 31,309   $  174,407
   Mortality and expense risk and administrative charges           (203,021)    (133,506)     (37,154)    (13,499)     (58,638)
                                                                -----------  -----------   ----------    --------   ----------
   Net investment income (loss)                                     103,026       30,718       60,326      17,810      115,769
   Net realized gain (loss)                                         728,266      569,213      (23,701)     (2,488)      23,094
   Capital gain distribution from mutual funds                      657,825      393,331           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    948,600      462,435      (28,211)    (15,980)       3,516
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from operations                 2,437,717    1,455,697        8,414        (658)     142,379
                                                                -----------  -----------   ----------    --------   ----------
From contract transactions:
   Payments received from contract owners                             7,256      (60,846)         550          --           --
   Payments for contract benefits or terminations                (1,592,772)  (1,187,047)    (352,111)    (52,221)    (316,365)
   Transfers between sub-accounts (including fixed
     account), net                                                 (313,977)     (92,813)     (75,056)     (3,728)     (75,700)
   Contract maintenance charges                                     (17,208)     (18,923)      (1,337)       (405)      (6,126)
   Adjustments to net assets allocated to contracts in payout
     period                                                             169           --          122          --           33
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from contract transactions     (1,916,532)  (1,359,629)    (427,832)    (56,354)    (398,158)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets                                   521,185       96,068     (419,418)    (57,012)    (255,779)
Net assets at beginning of period                                13,498,791    8,425,726    2,572,503     868,977    4,140,656
                                                                -----------  -----------   ----------    --------   ----------
Net assets at end of period                                     $14,019,976  $ 8,521,794   $2,153,085    $811,965   $3,884,877
                                                                ===========  ===========   ==========    ========   ==========
Beginning units                                                     808,983      540,798      303,754     107,931      388,160
Units issued                                                          2,567        5,143       11,475       1,053        5,120
Units redeemed                                                     (108,686)     (85,216)     (62,493)     (8,003)     (41,729)
                                                                -----------  -----------   ----------    --------   ----------
Ending units                                                        702,864      460,725      252,736     100,981      351,551
                                                                ===========  ===========   ==========    ========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                      PVC        PVC
                                                                                    LargeCap   LargeCap      PVC        PVC
                                                                       PVC Income    Growth     Growth     MidCap     MidCap
                                                                        Account     Account    Account     Account    Account
                                                                        Class 2     Class 1    Class 2     Class 1    Class 2
                                                                       ----------  ---------  ---------  ----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                           $   68,955  $   1,431  $     475  $    4,885  $     364
   Mortality and expense risk and administrative charges                  (26,384)    (9,780)    (8,146)    (28,002)   (12,533)
                                                                       ----------  ---------  ---------  ----------  ---------
   Net investment income (loss)                                            42,571     (8,349)    (7,671)    (23,117)   (12,169)
   Net realized gain (loss)                                                 8,253     44,198     44,488     146,781      9,981
   Capital gain distribution from mutual funds                                 --     47,997     36,162     227,355    102,717
   Change in unrealized appreciation (depreciation) of investments        (70,379)  (128,091)  (107,648)   (480,599)  (163,784)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from operations                         (19,555)   (44,245)   (34,669)   (129,580)   (63,255)
                                                                       ----------  ---------  ---------  ----------  ---------
From contract transactions:
   Payments received from contract owners                                  12,184         --         --         360        167
   Payments for contract benefits or terminations                        (470,738)   (53,580)   (55,728)   (217,911)   (10,698)
   Transfers between sub-accounts (including fixed account), net          251,344    (15,728)     4,670     (91,892)      (836)
   Contract maintenance charges                                            (1,003)      (189)      (117)     (2,331)      (195)
   Adjustments to net assets allocated to contracts in payout period          (10)        --         --          37         --
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from contract transactions             (208,223)   (69,497)   (51,175)   (311,737)   (11,562)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets                                        (227,778)  (113,742)   (85,844)   (441,317)   (74,817)
Net assets at beginning of period                                       1,828,733    649,905    502,580   2,006,847    777,389
                                                                       ----------  ---------  ---------  ----------  ---------
Net assets at end of period                                            $1,600,955  $ 536,163  $ 416,736  $1,565,530  $ 702,572
                                                                       ==========  =========  =========  ==========  =========
Beginning units                                                           174,373     44,816     36,730      77,069     31,625
Units issued                                                               29,364        132        724         687         19
Units redeemed                                                            (49,399)    (4,497)    (3,983)    (12,587)      (499)
                                                                       ----------  ---------  ---------  ----------  ---------
Ending units                                                              154,338     40,451     33,471      65,169     31,145
                                                                       ==========  =========  =========  ==========  =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $   77,867  $   2,243  $     699  $   10,432  $   2,415
   Mortality and expense risk and administrative charges                  (29,579)    (8,585)    (7,171)    (28,871)   (11,484)
                                                                       ----------  ---------  ---------  ----------  ---------
   Net investment income (loss)                                            48,288     (6,342)    (6,472)    (18,439)    (9,069)
   Net realized gain (loss)                                                16,655     18,546     14,472      85,878     13,472
   Capital gain distribution from mutual funds                                 --         --         --     126,388     48,699
   Change in unrealized appreciation (depreciation) of investments         (3,896)   152,903    117,311     212,181     95,299
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from operations                          61,047    165,107    125,311     406,008    148,401
                                                                       ----------  ---------  ---------  ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --         --         360         --
   Payments for contract benefits or terminations                        (201,445)   (25,815)   (14,105)   (177,425)   (20,973)
   Transfers between sub-accounts (including fixed account), net          (64,456)     3,918        651     (15,786)    12,235
   Contract maintenance charges                                              (863)      (214)       (82)     (2,327)      (216)
   Adjustments to net assets allocated to contracts in payout period            2         --         --          31         --
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from contract transactions             (266,762)   (22,111)   (13,536)   (195,147)    (8,954)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets                                        (205,715)   142,996    111,775     210,861    139,447
Net assets at beginning of period                                       2,034,448    506,909    390,805   1,795,986    637,942
                                                                       ----------  ---------  ---------  ----------  ---------
Net assets at end of period                                            $1,828,733  $ 649,905  $ 502,580  $2,006,847  $ 777,389
                                                                       ==========  =========  =========  ==========  =========
Beginning units                                                           200,256     46,464     37,831      85,276     32,010
Units issued                                                                2,847        482        486          97        607
Units redeemed                                                            (28,730)    (2,130)    (1,587)     (8,304)      (992)
                                                                       ----------  ---------  ---------  ----------  ---------
Ending units                                                              174,373     44,816     36,730      77,069     31,625
                                                                       ==========  =========  =========  ==========  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     PVC
                                                                   PVC Principal  Principal    PVC Real   PVC Real
                                                                      Capital      Capital      Estate     Estate     PVC SAM
                                                                   Appreciation  Appreciation Securities Securities  Balanced
                                                                      Account      Account     Account    Account    Portfolio
                                                                      Class 1      Class 2     Class 1    Class 2     Class 1
                                                                   ------------- ------------ ---------- ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                        $   112,990   $   19,235   $  7,053   $  3,611  $   928,771
   Mortality and expense risk and administrative charges               (146,880)     (33,778)    (5,455)    (3,795)    (473,854)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (33,890)     (14,543)     1,598       (184)     454,917
   Net realized gain (loss)                                             449,446       77,956     10,681     24,851      153,972
   Capital gain distribution from mutual funds                          523,561      109,209     31,650     18,081    1,462,456
   Change in unrealized appreciation (depreciation) of
     investments                                                     (1,340,999)    (265,288)   (65,601)   (58,274)  (3,960,482)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                      (401,882)     (92,666)   (21,672)   (15,526)  (1,889,137)
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                   681           --         --         --       19,494
   Payments for contract benefits or terminations                    (1,280,527)    (259,472)   (22,497)   (40,409)  (3,621,249)
   Transfers between sub-accounts (including fixed account), net       (216,740)      14,832      4,041    (14,738)      (1,968)
   Contract maintenance charges                                          (9,515)        (890)      (798)      (233)     (12,575)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 118           --         --         --           44
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions         (1,505,983)    (245,530)   (19,254)   (55,380)  (3,616,254)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                    (1,907,865)    (338,196)   (40,926)   (70,906)  (5,505,391)
Net assets at beginning of period                                    10,649,159    2,181,936    400,477    281,058   32,413,454
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $ 8,741,294   $1,843,740   $359,551   $210,152  $26,908,063
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         399,871       87,707     11,579      8,507    1,930,268
Units issued                                                              2,723          601        315         82       17,807
Units redeemed                                                          (58,710)     (10,108)      (879)    (1,830)    (232,218)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            343,884       78,200     11,015      6,759    1,715,857
                                                                    ===========   ==========   ========   ========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   127,054   $   21,397   $  6,821   $  3,982  $   672,971
   Mortality and expense risk and administrative charges               (148,787)     (32,701)    (5,585)    (4,213)    (492,748)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (21,733)     (11,304)     1,236       (231)     180,223
   Net realized gain (loss)                                             214,666       28,188     23,687      4,857      171,647
   Capital gain distribution from mutual funds                               --           --     37,330     26,050      740,788
   Change in unrealized appreciation (depreciation) of
     investments                                                      1,591,666      333,704    (33,596)   (11,552)   2,970,226
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                     1,784,599      350,588     28,657     19,124    4,062,884
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284           --         --         --      167,353
   Payments for contract benefits or terminations                      (914,794)    (118,884)   (32,601)    (6,202)  (3,952,846)
   Transfers between sub-accounts (including fixed account), net        (70,537)       8,401    (16,166)    17,778      (31,734)
   Contract maintenance charges                                         (10,562)        (951)      (804)      (302)     (14,579)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 103           --         --         --           41
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions           (994,506)    (111,434)   (49,571)    11,274   (3,831,765)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                       790,093      239,154    (20,914)    30,398      231,119
Net assets at beginning of period                                     9,859,066    1,942,782    421,391    250,660   32,182,335
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $10,649,159   $2,181,936   $400,477   $281,058  $32,413,454
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         440,632       92,625     13,147      8,136    2,170,674
Units issued                                                              1,914          867        437        576       14,486
Units redeemed                                                          (42,675)      (5,785)    (2,005)      (205)    (254,892)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            399,871       87,707     11,579      8,507    1,930,268
                                                                    ===========   ==========   ========   ========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               PVC SAM      PVC SAM      PVC SAM      PVC SAM
                                                                  PVC SAM    Conservative Conservative Conservative Conservative
                                                                 Balanced      Balanced     Balanced      Growth       Growth
                                                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 2      Class 1      Class 2      Class 1      Class 2
                                                                -----------  ------------ ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   785,759   $   99,511   $  104,795  $   422,299  $   388,459
   Mortality and expense risk and administrative charges           (438,924)     (47,754)     (51,985)    (246,651)    (255,779)
                                                                -----------   ----------   ----------  -----------  -----------
   Net investment income (loss)                                     346,835       51,757       52,810      175,648      132,680
   Net realized gain (loss)                                         (69,091)      87,322       24,782      787,990      395,196
   Capital gain distribution from mutual funds                    1,336,011      111,263      125,440      740,484      741,653
   Change in unrealized appreciation (depreciation) of
     investments                                                 (3,399,799)    (395,068)    (373,284)  (2,831,993)  (2,495,987)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from operations                (1,786,044)    (144,726)    (170,252)  (1,127,871)  (1,226,458)
                                                                -----------   ----------   ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             5,950           25           --        2,275      169,071
   Payments for contract benefits or terminations                (1,995,823)    (221,965)    (230,168)  (1,491,840)  (2,280,883)
   Transfers between sub-accounts (including fixed
     account), net                                                 (388,352)     (27,357)     (69,747)  (1,838,982)      20,355
   Contract maintenance charges                                     (40,434)        (928)      (1,674)      (9,021)     (34,048)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (9)        (109)        (489)           1        1,592
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (2,418,668)    (250,334)    (302,078)  (3,337,567)  (2,123,913)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets                                (4,204,712)    (395,060)    (472,330)  (4,465,438)  (3,350,371)
Net assets at beginning of period                                28,573,506    3,135,209    3,476,585   17,121,727   16,899,421
                                                                -----------   ----------   ----------  -----------  -----------
Net assets at end of period                                     $24,368,794   $2,740,149   $3,004,255  $12,656,289  $13,549,050
                                                                ===========   ==========   ==========  ===========  ===========
Beginning units                                                   1,781,409      272,930      317,546      936,499      972,901
Units issued                                                         26,316      135,682       20,046        2,315       23,255
Units redeemed                                                     (178,852)    (157,521)     (48,044)    (188,279)    (145,038)
                                                                -----------   ----------   ----------  -----------  -----------
Ending units                                                      1,628,873      251,091      289,548      750,535      851,118
                                                                ===========   ==========   ==========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   568,069   $   86,954   $   87,071  $   264,080  $   221,229
   Mortality and expense risk and administrative charges           (463,508)     (46,200)     (56,753)    (263,404)    (268,636)
                                                                -----------   ----------   ----------  -----------  -----------
   Net investment income (loss)                                     104,561       40,754       30,318          676      (47,407)
   Net realized gain (loss)                                         216,520       22,205       23,802      472,352      311,658
   Capital gain distribution from mutual funds                      699,787       33,023       36,056      370,263      360,807
   Change in unrealized appreciation (depreciation) of
     investments                                                  2,564,012      195,347      226,303    1,965,270    2,073,225
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from operations                 3,584,880      291,329      316,479    2,808,561    2,698,283
                                                                -----------   ----------   ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             4,400           33          (32)       1,883       58,133
   Payments for contract benefits or terminations                (4,091,723)    (189,300)    (477,421)  (1,921,534)  (2,209,844)
   Transfers between sub-accounts (including fixed
     account), net                                                  136,596       (3,831)     201,330     (250,453)    (151,925)
   Contract maintenance charges                                     (41,748)      (1,496)      (1,814)      (9,885)     (38,139)
   Adjustments to net assets allocated to contracts in payout
     period                                                               1          180           94            1           --
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (3,992,474)    (194,414)    (277,843)  (2,179,988)  (2,341,775)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets                                  (407,594)      96,915       38,636      628,573      356,508
Net assets at beginning of period                                28,981,100    3,038,294    3,437,949   16,493,154   16,542,913
                                                                -----------   ----------   ----------  -----------  -----------
Net assets at end of period                                     $28,573,506   $3,135,209   $3,476,585  $17,121,727  $16,899,421
                                                                ===========   ==========   ==========  ===========  ===========
Beginning units                                                   2,043,509      290,260      334,936    1,063,647    1,119,781
Units issued                                                         54,058          105       19,861        3,793       14,041
Units redeemed                                                     (316,158)     (17,435)     (37,251)    (130,941)    (160,921)
                                                                -----------   ----------   ----------  -----------  -----------
Ending units                                                      1,781,409      272,930      317,546      936,499      972,901
                                                                ===========   ==========   ==========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  PVC SAM      PVC SAM      PVC SAM     PVC SAM    PVC Short-
                                                                 Flexible     Flexible     Strategic   Strategic      Term
                                                                  Income       Income       Growth      Growth       Income
                                                                 Portfolio    Portfolio    Portfolio   Portfolio    Account
                                                                  Class 1      Class 2      Class 1     Class 2     Class 1
                                                                -----------  -----------  ----------  -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   200,805  $   199,804  $   74,810  $   135,194  $   31,551
   Mortality and expense risk and administrative charges            (79,543)     (83,270)    (52,706)    (106,183)    (24,556)
                                                                -----------  -----------  ----------  -----------  ----------
   Net investment income (loss)                                     121,262      116,534      22,104       29,011       6,995
   Net realized gain (loss)                                          64,131       72,525     109,434      217,104      (1,328)
   Capital gain distribution from mutual funds                      122,478      128,288     166,908      332,889          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (487,559)    (510,569)   (619,734)  (1,205,655)    (15,378)
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                  (179,688)    (193,222)   (321,288)    (626,651)     (9,711)
                                                                -----------  -----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               960           --       1,645        2,775       3,395
   Payments for contract benefits or terminations                  (780,418)    (910,154)   (515,483)    (912,336)   (176,366)
   Transfers between sub-accounts (including fixed account),
     net                                                           (120,085)    (104,330)    (40,329)    (112,067)    229,778
   Contract maintenance charges                                      (2,951)      (1,954)     (1,333)     (12,813)       (758)
   Adjustments to net assets allocated to contracts in payout
     period                                                             344           (6)         --           --          58
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (902,150)  (1,016,444)   (555,500)  (1,034,441)     56,107
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets                                (1,081,838)  (1,209,666)   (876,788)  (1,661,092)     46,396
Net assets at beginning of period                                 5,757,746    5,957,226   3,831,504    7,050,266   1,601,410
                                                                -----------  -----------  ----------  -----------  ----------
Net assets at end of period                                     $ 4,675,908  $ 4,747,560  $2,954,716  $ 5,389,174  $1,647,806
                                                                ===========  ===========  ==========  ===========  ==========
Beginning units                                                     455,926      493,134     186,940      364,554     210,478
Units issued                                                          1,211        1,182      29,865        2,593      32,078
Units redeemed                                                      (72,728)     (86,351)    (56,766)     (55,957)    (23,614)
                                                                -----------  -----------  ----------  -----------  ----------
Ending units                                                        384,409      407,965     160,039      311,190     218,942
                                                                ===========  ===========  ==========  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   197,363  $   184,793  $   58,829  $    82,579  $   25,374
   Mortality and expense risk and administrative charges            (90,014)     (95,103)    (59,977)    (111,247)    (21,392)
                                                                -----------  -----------  ----------  -----------  ----------
   Net investment income (loss)                                     107,349       89,690      (1,148)     (28,668)      3,982
   Net realized gain (loss)                                          52,972       74,748      30,009      176,629      (2,247)
   Capital gain distribution from mutual funds                       42,666       43,079     113,387      186,047          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    188,094      173,494     613,429      919,741       8,022
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                   391,081      381,011     755,677    1,253,749       9,757
                                                                -----------  -----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               960           --         753        3,397     367,484
   Payments for contract benefits or terminations                  (673,647)    (981,320)   (802,765)    (718,266)   (112,143)
   Transfers between sub-accounts (including fixed account),
     net                                                              5,351       55,573     148,892      (35,958)    (19,900)
   Contract maintenance charges                                      (3,269)      (2,265)     (1,459)     (16,339)       (914)
   Adjustments to net assets allocated to contracts in payout
     period                                                             324            2           1           --          58
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (670,281)    (928,010)   (654,578)    (767,166)    234,585
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets                                  (279,200)    (546,999)    101,099      486,583     244,342
Net assets at beginning of period                                 6,036,946    6,504,225   3,730,405    6,563,683   1,357,068
                                                                -----------  -----------  ----------  -----------  ----------
Net assets at end of period                                     $ 5,757,746  $ 5,957,226  $3,831,504  $ 7,050,266  $1,601,410
                                                                ===========  ===========  ==========  ===========  ==========
Beginning units                                                     509,471      573,433     219,047      407,450     177,800
Units issued                                                          1,265       12,961      64,498        9,955      50,059
Units redeemed                                                      (54,810)     (93,260)    (96,605)     (52,851)    (17,381)
                                                                -----------  -----------  ----------  -----------  ----------
Ending units                                                        455,926      493,134     186,940      364,554     210,478
                                                                ===========  ===========  ==========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SST SA       SST SA
                                                                PVC Short-     PVC        PVC      Allocation   Allocation
                                                                Term Income  SmallCap   SmallCap    Balanced      Growth
                                                                  Account    Account    Account    Portfolio    Portfolio
                                                                  Class 2    Class 1    Class 2     Class 3      Class 1
                                                                ----------- ---------  ---------  ------------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  11,479  $   1,809  $     320  $  5,646,727   $  5,432
   Mortality and expense risk and administrative charges           (10,321)   (10,623)    (6,371)   (1,866,553)      (452)
                                                                 ---------  ---------  ---------  ------------   --------
   Net investment income (loss)                                      1,158     (8,814)    (6,051)    3,780,174      4,980
   Net realized gain (loss)                                         (3,156)    46,178     23,000    (1,291,558)       (53)
   Capital gain distribution from mutual funds                          --     37,661     23,591    10,929,470     10,477
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,028)  (123,617)   (71,224)  (20,239,113)   (30,014)
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from operations                   (4,026)   (48,592)   (30,684)   (6,821,027)   (14,610)
                                                                 ---------  ---------  ---------  ------------   --------
From contract transactions:
   Payments received from contract owners                               --         25         --    13,273,489     92,250
   Payments for contract benefits or terminations                 (228,915)  (135,987)   (63,164)  (17,854,774)        --
   Transfers between sub-accounts (including fixed account),
     net                                                            27,952    (93,002)   (27,248)   (3,476,778)    59,989
   Contract maintenance charges                                       (862)      (525)      (164)     (932,749)      (973)
   Adjustments to net assets allocated to contracts in payout
     period                                                          1,109         22         --            --         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from contract transactions      (200,716)  (229,467)   (90,576)   (8,990,812)   151,266
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets                                 (204,742)  (278,059)  (121,260)  (15,811,839)   136,656
Net assets at beginning of period                                  776,345    746,306    407,370   133,341,324         --
                                                                 ---------  ---------  ---------  ------------   --------
Net assets at end of period                                      $ 571,603  $ 468,247  $ 286,110  $117,529,485   $136,656
                                                                 =========  =========  =========  ============   ========
Beginning units                                                    106,210     53,912     30,689     8,614,951         --
Units issued                                                        26,084        634      2,116     1,322,317     13,027
Units redeemed                                                     (54,205)   (16,348)    (8,239)   (1,921,564)      (127)
                                                                 ---------  ---------  ---------  ------------   --------
Ending units                                                        78,089     38,198     24,566     8,015,704     12,900
                                                                 =========  =========  =========  ============   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  16,052  $   2,708  $     574  $  2,084,852   $     --
   Mortality and expense risk and administrative charges           (14,954)   (11,438)    (6,229)   (1,937,195)        --
                                                                 ---------  ---------  ---------  ------------   --------
   Net investment income (loss)                                      1,098     (8,730)    (5,655)      147,657         --
   Net realized gain (loss)                                          1,108      3,739      1,503      (854,823)        --
   Capital gain distribution from mutual funds                          --         --         --     4,323,554         --
   Change in unrealized appreciation (depreciation) of
     investments                                                      (145)    81,225     44,169     7,535,457         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from operations                    2,061     76,234     40,017    11,151,845         --
                                                                 ---------  ---------  ---------  ------------   --------
From contract transactions:
   Payments received from contract owners                               --         33         --     5,180,675         --
   Payments for contract benefits or terminations                 (192,890)   (19,867)   (26,942)  (13,907,435)        --
   Transfers between sub-accounts (including fixed account),
     net                                                             2,347    (26,235)     7,883     2,614,802         --
   Contract maintenance charges                                     (1,300)      (540)      (234)     (860,714)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                            895         20         --            --         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from contract transactions      (190,948)   (46,589)   (19,293)   (6,972,672)        --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets                                 (188,887)    29,645     20,724     4,179,173         --
Net assets at beginning of period                                  965,232    716,661    386,646   129,162,151         --
                                                                 ---------  ---------  ---------  ------------   --------
Net assets at end of period                                      $ 776,345  $ 746,306  $ 407,370  $133,341,324   $     --
                                                                 =========  =========  =========  ============   ========
Beginning units                                                    132,546     57,427     32,325     9,119,217         --
Units issued                                                           475        300        675     1,911,616         --
Units redeemed                                                     (26,811)    (3,815)    (2,311)   (2,415,882)        --
                                                                 ---------  ---------  ---------  ------------   --------
Ending units                                                       106,210     53,912     30,689     8,614,951         --
                                                                 =========  =========  =========  ============   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SST SA      SST SA
                                                                   SST SA     Allocation  Allocation     SST SA      SST SA
                                                                 Allocation    Moderate    Moderate    Allocation  Allocation
                                                                   Growth       Growth      Growth      Moderate    Moderate
                                                                 Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1     Class 3      Class 1     Class 3
                                                                ------------  ---------- ------------  ---------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  3,145,597   $  1,417  $  8,477,607   $     --  $  7,631,800
   Mortality and expense risk and administrative charges          (1,044,012)      (159)   (3,106,525)        (5)   (2,714,481)
                                                                ------------   --------  ------------   --------  ------------
   Net investment income (loss)                                    2,101,585      1,258     5,371,082         (5)    4,917,319
   Net realized gain (loss)                                        1,307,568        404     2,937,530        470     2,196,748
   Capital gain distribution from mutual funds                     6,692,446      3,541    23,528,442         --    18,156,257
   Change in unrealized appreciation (depreciation) of
     investments                                                 (18,200,181)    (6,568)  (46,507,335)       (16)  (36,696,658)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from operations                 (8,098,582)    (1,365)  (14,670,281)       449   (11,426,334)
                                                                ------------   --------  ------------   --------  ------------
From contract transactions:
   Payments received from contract owners                         39,574,191    (15,797)   15,231,220    (20,000)   14,048,065
   Payments for contract benefits or terminations                 (4,695,301)        --   (28,183,453)        --   (19,690,047)
   Transfers between sub-accounts (including fixed account),
     net                                                           4,810,899      9,265       754,354       (422)   (3,004,955)
   Contract maintenance charges                                     (617,422)      (384)   (1,702,470)        --    (1,438,337)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --         --           792         --         2,015
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from contract transactions      39,072,367     (6,916)  (13,899,557)   (20,422)  (10,083,259)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets                                 30,973,785     (8,281)  (28,569,838)   (19,973)  (21,509,593)
Net assets at beginning of period                                 57,261,512     35,910   213,552,544     19,973   188,107,096
                                                                ------------   --------  ------------   --------  ------------
Net assets at end of period                                     $ 88,235,297   $ 27,629  $184,982,706   $     --  $166,597,503
                                                                ============   ========  ============   ========  ============
Beginning units                                                    3,325,400      3,197    13,289,970      1,802    11,808,264
Units issued                                                       2,781,086      3,186     1,501,646          4     1,130,237
Units redeemed                                                      (537,577)    (3,759)   (2,381,310)    (1,806)   (1,791,871)
                                                                ------------   --------  ------------   --------  ------------
Ending units                                                       5,568,909      2,624    12,410,306         --    11,146,630
                                                                ============   ========  ============   ========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    528,565   $     91  $  2,937,506   $     --  $  2,674,718
   Mortality and expense risk and administrative charges            (585,235)        (7)   (3,028,091)        (2)   (2,696,528)
                                                                ------------   --------  ------------   --------  ------------
   Net investment income (loss)                                      (56,670)        84       (90,585)        (2)      (21,810)
   Net realized gain (loss)                                          655,333         --     1,831,306         --     1,587,836
   Capital gain distribution from mutual funds                     1,231,320        191     6,737,330         --     3,983,161
   Change in unrealized appreciation (depreciation) of
     investments                                                   4,029,145       (185)   16,842,172         16    14,223,734
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from operations                  5,859,128         90    25,320,223         14    19,772,921
                                                                ------------   --------  ------------   --------  ------------
From contract transactions:
   Payments received from contract owners                         23,640,084     35,796    12,673,790     19,999     9,314,652
   Payments for contract benefits or terminations                 (2,425,021)        --   (14,651,721)        --   (15,826,863)
   Transfers between sub-accounts (including fixed account),
     net                                                           3,145,716         24     3,862,378        (40)      102,255
   Contract maintenance charges                                     (212,072)        --    (1,455,681)        --    (1,266,646)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --         --            --         --        (1,880)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from contract transactions      24,148,707     35,820       428,766     19,959    (7,678,482)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets                                 30,007,835     35,910    25,748,989     19,973    12,094,439
Net assets at beginning of period                                 27,253,677         --   187,803,555         --   176,012,657
                                                                ------------   --------  ------------   --------  ------------
Net assets at end of period                                     $ 57,261,512   $ 35,910  $213,552,544   $ 19,973  $188,107,096
                                                                ============   ========  ============   ========  ============
Beginning units                                                    1,856,917         --    13,266,860         --    12,342,311
Units issued                                                       1,733,265      3,198     1,748,960      1,806     1,458,317
Units redeemed                                                      (264,782)        (1)   (1,725,850)        (4)   (1,992,364)
                                                                ------------   --------  ------------   --------  ------------
Ending units                                                       3,325,400      3,197    13,289,970      1,802    11,808,264
                                                                ============   ========  ============   ========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SST SA     SST SA   SST SA Multi- SST SA Multi- SST SA Multi-
                                                               Columbia   Columbia     Managed       Managed       Managed
                                                                Focused    Focused   Diversified  International   Large Cap
                                                                Growth      Value   Fixed Income     Equity        Growth
                                                               Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
                                                                Class 3    Class 3     Class 3       Class 3       Class 3
                                                               ---------  --------- ------------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $      --  $  4,359    $  4,315      $ 10,254      $    567
   Mortality and expense risk and administrative charges          (2,089)   (1,449)     (3,142)       (4,747)       (2,053)
                                                               ---------  --------    --------      --------      --------
   Net investment income (loss)                                   (2,089)    2,910       1,173         5,507        (1,486)
   Net realized gain (loss)                                      (69,518)      313      (3,810)        3,766         7,198
   Capital gain distribution from mutual funds                    96,741    12,590         530            --        23,814
   Change in unrealized appreciation (depreciation) of
     investments                                                  (8,441)  (33,070)     (5,869)      (76,639)      (36,022)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from operations                 16,693   (17,257)     (7,976)      (67,366)       (6,496)
                                                               ---------  --------    --------      --------      --------
From contract transactions:
   Payments received from contract owners                         40,964    49,756      10,085        77,024        36,215
   Payments for contract benefits or terminations                   (596)   (1,269)     (3,416)       (6,051)       (6,551)
   Transfers between sub-accounts (including fixed account),
     net                                                        (236,929)    5,594     (82,265)       (2,731)      (33,912)
   Contract maintenance charges                                      (16)      (27)         (7)          (10)          (65)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from contract transactions    (196,577)   54,054     (75,603)       68,232        (4,313)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets                               (179,884)   36,797     (83,579)          866       (10,809)
Net assets at beginning of period                                179,884    83,448     254,806       378,935       147,016
                                                               ---------  --------    --------      --------      --------
Net assets at end of period                                    $      --  $120,245    $171,227      $379,801      $136,207
                                                               =========  ========    ========      ========      ========
Beginning units                                                   14,626     6,117      24,999        33,506        11,138
Units issued                                                       4,126     4,044       1,254         9,558         6,649
Units redeemed                                                   (18,752)     (102)     (9,125)       (3,279)       (7,370)
                                                               ---------  --------    --------      --------      --------
Ending units                                                          --    10,059      17,128        39,785        10,417
                                                               =========  ========    ========      ========      ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $      --  $  1,037    $  4,853      $  6,876      $    335
   Mortality and expense risk and administrative charges          (1,066)     (840)     (1,904)       (3,640)       (1,499)
                                                               ---------  --------    --------      --------      --------
   Net investment income (loss)                                   (1,066)      197       2,949         3,236        (1,164)
   Net realized gain (loss)                                         (334)      122         (95)        1,955         1,898
   Capital gain distribution from mutual funds                        --     2,206         509            --         7,723
   Change in unrealized appreciation (depreciation) of
     investments                                                  20,544    10,580        (258)       61,092        15,811
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from operations                 19,144    13,105       3,105        66,283        24,268
                                                               ---------  --------    --------      --------      --------
From contract transactions:
   Payments received from contract owners                          4,466     5,388     125,212        46,086        24,530
   Payments for contract benefits or terminations                   (681)     (914)         --            --       (12,338)
   Transfers between sub-accounts (including fixed account),
     net                                                         113,294     8,187       9,243        36,859        30,216
   Contract maintenance charges                                      (15)      (35)         (7)          (15)          (27)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from contract transactions     117,064    12,626     134,448        82,930        42,381
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets                                136,208    25,731     137,553       149,213        66,649
Net assets at beginning of period                                 43,676    57,717     117,253       229,722        80,367
                                                               ---------  --------    --------      --------      --------
Net assets at end of period                                    $ 179,884  $ 83,448    $254,806      $378,935      $147,016
                                                               =========  ========    ========      ========      ========
Beginning units                                                    4,724     5,080      11,676        25,297         7,720
Units issued                                                      10,152     1,140      16,229        10,328         5,169
Units redeemed                                                      (250)     (103)     (2,906)       (2,119)       (1,751)
                                                               ---------  --------    --------      --------      --------
Ending units                                                      14,626     6,117      24,999        33,506        11,138
                                                               =========  ========    ========      ========      ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                         SST SA Multi-                                            SST SA Putnam
                                                            Managed    SST SA Multi- SST SA Multi- SST SA Multi- Asset Allocation
                                                           Large Cap    Managed Mid   Managed Mid     Managed      Diversified
                                                             Value      Cap Growth     Cap Value     Small Cap        Growth
                                                           Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                            Class 3       Class 3       Class 3       Class 3        Class 1
                                                         ------------- ------------- ------------- ------------- ----------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                               $  3,809      $     --      $  2,137      $     --        $  4,644
   Mortality and expense risk and administrative
     charges                                                 (2,286)       (4,619)       (3,839)       (2,384)         (1,054)
                                                           --------      --------      --------      --------        --------
   Net investment income (loss)                               1,523        (4,619)       (1,702)       (2,384)          3,590
   Net realized gain (loss)                                      (5)        3,689          (779)        2,930            (546)
   Capital gain distribution from mutual funds               26,225        48,625        21,895        18,772           8,402
   Change in unrealized appreciation (depreciation) of
     investments                                            (52,722)      (67,284)      (61,599)      (56,975)        (36,177)
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from operations           (24,979)      (19,589)      (42,185)      (37,657)        (24,731)
                                                           --------      --------      --------      --------        --------
From contract transactions:
   Payments received from contract owners                     5,042        14,867        18,390         5,042         206,000
   Payments for contract benefits or terminations            (8,210)      (10,971)       (8,784)      (22,553)           (353)
   Transfers between sub-accounts (including fixed
     account), net                                           74,070        (3,452)       (8,624)      104,932          35,531
   Contract maintenance charges                                 (24)          (33)          (34)           (9)         (2,740)
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from contract
  transactions                                               70,878           411           948        87,412         238,438
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets                            45,899       (19,178)      (41,237)       49,755         213,707
Net assets at beginning of period                           158,154       385,834       331,327       172,473              --
                                                           --------      --------      --------      --------        --------
Net assets at end of period                                $204,053      $366,656      $290,090      $222,228        $213,707
                                                           ========      ========      ========      ========        ========
Beginning units                                              13,111        29,424        27,143        13,747              --
Units issued                                                  6,752         4,134         2,180         8,295          24,436
Units redeemed                                                 (782)       (4,083)       (2,083)       (1,940)         (4,230)
                                                           --------      --------      --------      --------        --------
Ending units                                                 19,081        29,475        27,240        20,102          20,206
                                                           ========      ========      ========      ========        ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $  2,870      $     --      $  3,234      $    232        $     --
   Mortality and expense risk and administrative
     charges                                                 (1,773)       (4,109)       (3,490)       (2,087)             --
                                                           --------      --------      --------      --------        --------
   Net investment income (loss)                               1,097        (4,109)         (256)       (1,855)             --
   Net realized gain (loss)                                     676         1,048         1,657         2,563              --
   Capital gain distribution from mutual funds               11,613        34,324        38,635        14,538              --
   Change in unrealized appreciation (depreciation) of
     investments                                              3,041        44,295        (7,710)       (2,121)             --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from operations            16,427        75,558        32,326        13,125              --
                                                           --------      --------      --------      --------        --------
From contract transactions:
   Payments received from contract owners                    16,720        16,556        13,829         3,358              --
   Payments for contract benefits or terminations            (3,857)      (13,114)       (6,202)      (18,371)             --
   Transfers between sub-accounts (including fixed
     account), net                                           11,653         4,508       (16,363)       33,643              --
   Contract maintenance charges                                 (12)          (29)          (19)          (12)             --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from contract
  transactions                                               24,504         7,921        (8,755)       18,618              --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets                            40,931        83,479        23,571        31,743              --
Net assets at beginning of period                           117,223       302,355       307,756       140,730              --
                                                           --------      --------      --------      --------        --------
Net assets at end of period                                $158,154      $385,834      $331,327      $172,473        $     --
                                                           ========      ========      ========      ========        ========
Beginning units                                              10,958        28,632        28,179        14,191              --
Units issued                                                  3,075         2,894         4,403         5,115              --
Units redeemed                                                 (922)       (2,102)       (5,439)       (5,559)             --
                                                           --------      --------      --------      --------        --------
Ending units                                                 13,111        29,424        27,143        13,747              --
                                                           ========      ========      ========      ========        ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SST SA
                                                              Putnam Asset SST SA T.
                                                               Allocation  Rowe Price    SST SA
                                                              Diversified    Growth    Wellington    SAST SA AB    SAST SA AB
                                                                 Growth      Stock     Real Return     Growth        Growth
                                                               Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                                                Class 3     Class 3      Class 3      Class 1       Class 2
                                                              ------------ ---------- ------------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   851,321  $      --  $  9,434,998  $      7,474  $        --
   Mortality and expense risk and administrative charges         (498,214)    (4,137)   (4,313,548)   (3,132,260)    (384,047)
                                                              -----------  ---------  ------------  ------------  -----------
   Net investment income (loss)                                   353,107     (4,137)    5,121,450    (3,124,786)    (384,047)
   Net realized gain (loss)                                        55,172      2,986    (3,689,051)   13,546,818    2,664,302
   Capital gain distribution from mutual funds                  1,758,953    100,101            --    22,135,309    2,434,959
   Change in unrealized appreciation (depreciation) of
     investments                                               (7,045,605)  (114,357)   (6,411,927)  (37,745,323)  (5,966,554)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from operations              (4,878,373)   (15,407)   (4,979,528)   (5,187,982)  (1,251,340)
                                                              -----------  ---------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                      23,639,797     84,530     6,399,696       573,995       36,077
   Payments for contract benefits or terminations              (1,337,645)   (30,158)  (33,974,155)  (21,021,979)  (2,780,115)
   Transfers between sub-accounts (including fixed
     account), net                                              5,455,484     45,235    (9,769,896)  122,520,334   23,534,066
   Contract maintenance charges                                  (434,140)       (38)   (2,555,017)     (103,471)     (50,082)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         --           491        61,332        3,532
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions   27,323,496     99,569   (39,898,881)  102,030,211   20,743,478
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets                              22,445,123     84,162   (44,878,409)   96,842,229   19,492,138
Net assets at beginning of period                              24,488,106    275,162   304,273,375   178,356,404   19,887,731
                                                              -----------  ---------  ------------  ------------  -----------
Net assets at end of period                                   $46,933,229  $ 359,324  $259,394,966  $275,198,633  $39,379,869
                                                              ===========  =========  ============  ============  ===========
Beginning units                                                 2,015,324     18,852    26,817,930     2,256,069      257,411
Units issued                                                    2,599,098      8,861     2,849,707     1,526,003      306,097
Units redeemed                                                   (329,122)    (2,505)   (6,420,998)     (338,099)     (54,664)
                                                              -----------  ---------  ------------  ------------  -----------
Ending units                                                    4,285,300     25,208    23,246,639     3,443,973      508,844
                                                              ===========  =========  ============  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   298,209  $      --  $  6,530,234  $     61,304  $        --
   Mortality and expense risk and administrative charges         (110,989)    (2,865)   (4,500,613)   (2,569,195)    (291,324)
                                                              -----------  ---------  ------------  ------------  -----------
   Net investment income (loss)                                   187,220     (2,865)    2,029,621    (2,507,891)    (291,324)
   Net realized gain (loss)                                        60,594     (3,947)   (1,300,361)    9,129,978    1,825,786
   Capital gain distribution from mutual funds                  1,568,322     32,966            --    11,780,545    1,313,163
   Change in unrealized appreciation (depreciation) of
     investments                                                 (325,497)    37,895       569,668    25,467,008    2,017,535
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from operations               1,490,639     64,049     1,298,928    43,869,640    4,865,160
                                                              -----------  ---------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                      20,840,295     43,592     7,357,090       403,905       40,487
   Payments for contract benefits or terminations                (764,294)        --   (29,615,533)  (15,944,412)  (2,143,793)
   Transfers between sub-accounts (including fixed
     account), net                                              2,635,142    (82,425)   28,484,787    (3,596,529)    (349,985)
   Contract maintenance charges                                   (76,880)       (21)   (2,457,923)      (98,618)     (40,107)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         --         1,381        (2,440)        (462)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions   22,634,263    (38,854)    3,769,802   (19,238,094)  (2,493,860)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets                              24,124,902     25,195     5,068,730    24,631,546    2,371,300
Net assets at beginning of period                                 363,204    249,967   299,204,645   153,724,858   17,516,431
                                                              -----------  ---------  ------------  ------------  -----------
Net assets at end of period                                   $24,488,106  $ 275,162  $304,273,375  $178,356,404  $19,887,731
                                                              ===========  =========  ============  ============  ===========
Beginning units                                                    35,541     21,527    26,513,148     2,525,631      294,065
Units issued                                                    2,127,878      3,776     4,902,146        27,064        9,333
Units redeemed                                                   (148,095)    (6,451)   (4,597,364)     (296,626)     (45,987)
                                                              -----------  ---------  ------------  ------------  -----------
Ending units                                                    2,015,324     18,852    26,817,930     2,256,069      257,411
                                                              ===========  =========  ============  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                    SAST SA
                                                                                                    American     SAST SA
                                                                       SAST SA AB    SAST SA AB      Funds      American
                                                          SAST SA AB   Small & Mid   Small & Mid     Asset     Funds Asset
                                                            Growth      Cap Value     Cap Value    Allocation  Allocation
                                                          Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                           Class 3       Class 2       Class 3      Class 1      Class 3
                                                         ------------  -----------  -------------  ---------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $         --  $    62,330  $   1,186,338   $ 21,327  $  19,018,425
   Mortality and expense risk and administrative
     charges                                               (2,381,150)    (205,607)    (6,012,514)    (2,693)    (8,838,106)
                                                         ------------  -----------  -------------   --------  -------------
   Net investment income (loss)                            (2,381,150)    (143,277)    (4,826,176)    18,634     10,180,319
   Net realized gain (loss)                                11,826,188      228,749      3,423,711     (1,892)     8,530,684
   Capital gain distribution from mutual funds             13,387,500    2,720,643     82,266,947     38,243     40,654,730
   Change in unrealized appreciation (depreciation) of
     investments                                          (36,001,837)  (4,799,457)  (141,545,442)   (98,494)  (107,908,367)
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from operations         (13,169,299)  (1,993,342)   (60,680,960)   (43,509)   (48,542,634)
                                                         ------------  -----------  -------------   --------  -------------
From contract transactions:
   Payments received from contract owners                   5,186,858       13,366      3,685,367    434,141    308,233,266
   Payments for contract benefits or terminations         (20,292,539)  (1,964,518)   (50,773,622)   (71,540)   (56,608,016)
   Transfers between sub-accounts (including fixed
     account), net                                        228,189,315     (101,221)    16,347,477    315,861     13,707,816
   Contract maintenance charges                              (613,358)     (32,107)    (2,441,549)    (6,985)    (5,479,731)
   Adjustments to net assets allocated to contracts in
     payout period                                             19,162        1,054             81         --          4,327
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from contract
  transactions                                            212,489,438   (2,083,426)   (33,182,246)   671,477    259,857,662
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets                         199,320,139   (4,076,768)   (93,863,206)   627,968    211,315,028
Net assets at beginning of period                         107,720,106   14,272,200    417,732,726     82,743    509,770,442
                                                         ------------  -----------  -------------   --------  -------------
Net assets at end of period                              $307,040,245  $10,195,432  $ 323,869,520   $710,711  $ 721,085,470
                                                         ============  ===========  =============   ========  =============
Beginning units                                             2,291,734      361,455     14,140,741      7,360     28,637,415
Units issued                                                5,130,802       13,552      1,639,435     71,973     19,461,097
Units redeemed                                               (804,396)     (65,457)    (2,538,273)   (12,696)    (5,197,752)
                                                         ------------  -----------  -------------   --------  -------------
Ending units                                                6,618,140      309,550     13,241,903     66,637     42,900,760
                                                         ============  ===========  =============   ========  =============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $    30,914  $     569,067   $     --  $   3,218,472
   Mortality and expense risk and administrative
     charges                                               (1,648,044)    (219,042)    (6,369,349)       (20)    (5,325,100)
                                                         ------------  -----------  -------------   --------  -------------
   Net investment income (loss)                            (1,648,044)    (188,128)    (5,800,282)       (20)    (2,106,628)
   Net realized gain (loss)                                 9,315,310      564,203     13,367,243          1      6,649,830
   Capital gain distribution from mutual funds              7,426,436    1,268,092     38,325,120         --      7,179,308
   Change in unrealized appreciation (depreciation) of
     investments                                           12,196,462     (186,475)    (2,552,273)       473     34,439,447
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from operations          27,290,164    1,457,692     43,339,808        454     46,161,957
                                                         ------------  -----------  -------------   --------  -------------
From contract transactions:
   Payments received from contract owners                   2,340,162       65,466      4,312,368     23,800    201,264,475
   Payments for contract benefits or terminations         (14,189,377)  (1,789,709)   (46,734,843)        --    (35,230,115)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,488,585)     (33,961)    21,516,460     58,489     40,622,994
   Contract maintenance charges                              (365,755)     (34,783)    (2,509,990)        --     (2,152,083)
   Adjustments to net assets allocated to contracts in
     payout period                                             (4,254)         857          2,972         --           (532)
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from contract
  transactions                                            (17,707,809)  (1,792,130)   (23,413,033)    82,289    204,504,739
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets                           9,582,355     (334,438)    19,926,775     82,743    250,666,696
Net assets at beginning of period                          98,137,751   14,606,638    397,805,951         --    259,103,746
                                                         ------------  -----------  -------------   --------  -------------
Net assets at end of period                              $107,720,106  $14,272,200  $ 417,732,726   $ 82,743  $ 509,770,442
                                                         ============  ===========  =============   ========  =============
Beginning units                                             2,620,315      411,577     15,477,739         --     16,750,562
Units issued                                                  271,468       19,182      1,479,060      7,363     15,266,249
Units redeemed                                               (600,049)     (69,304)    (2,816,058)        (3)    (3,379,396)
                                                         ------------  -----------  -------------   --------  -------------
Ending units                                                2,291,734      361,455     14,140,741      7,360     28,637,415
                                                         ============  ===========  =============   ========  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                        SAST SA                               SAST SA
                                       American      SAST SA                 American     SAST SA
                                         Funds      American     SAST SA       Funds     American
                                        Global        Funds   American Funds  Growth-  Funds Growth-
                                        Growth       Growth       Growth      Income      Income
                                       Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                        Class 3      Class 1     Class 3      Class 1     Class 3
                                     -------------  --------- -------------- --------- -------------
For the Year Ended December 31,
  2018
From operations:
   Dividends                         $   4,246,249  $  3,154  $   2,873,751  $  6,993  $  6,519,182
   Mortality and expense risk and
     administrative charges             (5,894,449)     (358)    (5,035,416)     (354)   (3,832,158)
                                     -------------  --------  -------------  --------  ------------
   Net investment income (loss)         (1,648,200)    2,796     (2,161,665)    6,639     2,687,024
   Net realized gain (loss)             13,147,954   (94,241)    13,537,101   (78,461)    9,990,187
   Capital gain distribution from
     mutual funds                       74,845,078    62,853     89,581,237    48,439    55,145,401
   Change in unrealized
     appreciation (depreciation)
     of investments                   (123,190,604)   (3,669)  (103,649,836)   (2,919)  (74,554,291)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from operations                      (36,845,772)  (32,261)    (2,693,163)  (26,302)   (6,731,679)
                                     -------------  --------  -------------  --------  ------------
From contract transactions:
   Payments received from contract
     owners                              6,063,383    58,601     11,992,892    48,835    12,336,539
   Payments for contract benefits
     or terminations                   (51,171,741)       --    (43,159,920)       --   (32,886,832)
   Transfers between sub-accounts
     (including fixed account), net      4,149,635    30,445     (8,804,868)   24,704    (5,307,539)
   Contract maintenance charges         (2,752,720)       --     (1,589,448)       --    (1,232,967)
   Adjustments to net assets
     allocated to contracts in
     payout period                           1,536        --         (3,423)       --           438
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from contract transactions           (43,709,907)   89,046    (41,564,767)   73,539   (27,090,361)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets      (80,555,679)   56,785    (44,257,930)   47,237   (33,822,040)
Net assets at beginning of period      408,793,177        --    328,360,182        --   257,275,092
                                     -------------  --------  -------------  --------  ------------
Net assets at end of period          $ 328,237,498  $ 56,785  $ 284,102,252  $ 47,237  $223,453,052
                                     =============  ========  =============  ========  ============
Beginning units                         19,761,382        --     15,275,769        --    13,148,407
Units issued                             1,722,024    24,038      1,539,968    23,485     1,236,701
Units redeemed                          (3,713,873)  (18,033)    (3,325,747)  (18,509)   (2,566,778)
                                     -------------  --------  -------------  --------  ------------
Ending units                            17,769,533     6,005     13,489,990     4,976    11,818,330
                                     =============  ========  =============  ========  ============
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $   3,660,332  $     --  $   1,424,727  $     --  $  3,898,204
   Mortality and expense risk and
     administrative charges             (6,183,752)       --     (4,974,462)       --    (3,825,424)
                                     -------------  --------  -------------  --------  ------------
   Net investment income (loss)         (2,523,420)       --     (3,549,735)       --        72,780
   Net realized gain (loss)             18,314,842        --     16,688,348        --    12,919,624
   Capital gain distribution from
     mutual funds                       38,949,320        --     35,030,588        --    30,097,910
   Change in unrealized
     appreciation (depreciation)
     of investments                     48,478,881        --     25,907,671        --     3,066,485
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from operations                      103,219,623        --     74,076,872        --    46,156,799
                                     -------------  --------  -------------  --------  ------------
From contract transactions:
   Payments received from contract
     owners                              7,075,603        --     12,182,477        --    11,180,612
   Payments for contract benefits
     or terminations                   (43,130,424)       --    (38,837,333)       --   (32,261,106)
   Transfers between sub-accounts
     (including fixed account), net    (38,720,963)       --    (19,656,982)       --    (4,750,526)
   Contract maintenance charges         (2,848,530)       --     (1,629,442)       --    (1,282,322)
   Adjustments to net assets
     allocated to contracts in
     payout period                          (1,725)       --            617        --           (34)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from contract transactions           (77,626,039)       --    (47,940,663)       --   (27,113,376)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets       25,593,584        --     26,136,209        --    19,043,423
Net assets at beginning of period      383,199,593        --    302,223,973        --   238,231,669
                                     -------------  --------  -------------  --------  ------------
Net assets at end of period          $ 408,793,177  $     --  $ 328,360,182  $     --  $257,275,092
                                     =============  ========  =============  ========  ============
Beginning units                         23,925,284        --     17,720,152        --    14,664,143
Units issued                             1,249,650        --      1,337,457        --     1,304,388
Units redeemed                          (5,413,552)       --     (3,781,840)       --    (2,820,124)
                                     -------------  --------  -------------  --------  ------------
Ending units                            19,761,382        --     15,275,769        --    13,148,407
                                     =============  ========  =============  ========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                      SAST SA
                                      American                                                SAST SA
                                     Funds VCP                      SAST SA      SAST SA      Boston
                                      Managed        SAST SA       BlackRock    BlackRock     Company
                                       Asset     American Funds   VCP Global   VCP Global     Capital
                                     Allocation    VCP Managed    Multi Asset  Multi Asset    Growth
                                     Portfolio  Asset Allocation   Portfolio    Portfolio    Portfolio
                                      Class 1   Portfolio Class 3   Class 1      Class 3      Class 1
                                     ---------- ----------------- ----------- ------------  -----------
For the Year Ended December 31,
  2018
From operations:
   Dividends                          $   671    $   23,420,532     $   202   $  7,078,015  $    32,575
   Mortality and expense risk and
     administrative charges              (108)      (21,177,327)        (47)    (8,903,137)     (56,459)
                                      -------    --------------     -------   ------------  -----------
   Net investment income (loss)           563         2,243,205         155     (1,825,122)     (23,884)
   Net realized gain (loss)               (46)       13,691,590         (28)     3,746,503      670,395
   Capital gain distribution from
     mutual funds                       1,743        78,374,529         807     46,818,566    1,839,025
   Change in unrealized
     appreciation (depreciation)
     of investments                    (4,073)     (196,153,684)     (1,761)   (96,092,256)  (1,917,449)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from operations                      (1,813)     (101,844,360)       (827)   (47,352,309)     568,087
                                      -------    --------------     -------   ------------  -----------
From contract transactions:
   Payments received from contract
     owners                                --       162,625,113       6,047     63,150,631       49,340
   Payments for contract benefits
     or terminations                       --       (76,955,451)         --    (30,561,076)    (653,282)
   Transfers between sub-accounts
     (including fixed account), net    29,707        21,576,126       6,203      1,103,872   (4,606,639)
   Contract maintenance charges          (197)      (14,691,202)       (107)    (6,398,454)      (1,378)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --             1,343          --             --          585
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from contract transactions           29,510        92,555,929      12,143     27,294,973   (5,211,374)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets      27,697        (9,288,431)     11,316    (20,057,336)  (4,643,287)
Net assets at beginning of period       6,092     1,465,252,211          --    637,444,039    4,643,287
                                      -------    --------------     -------   ------------  -----------
Net assets at end of period           $33,789    $1,455,963,780     $11,316   $617,386,703  $        --
                                      =======    ==============     =======   ============  ===========
Beginning units                           547       104,730,830          --     55,477,093      326,681
Units issued                            2,718        20,233,325       1,121      9,859,557       16,779
Units redeemed                            (56)      (13,788,718)        (25)    (7,551,459)    (343,460)
                                      -------    --------------     -------   ------------  -----------
Ending units                            3,209       111,175,437       1,096     57,785,191           --
                                      =======    ==============     =======   ============  ===========
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $    --    $    9,930,418     $    --   $     64,808  $    13,805
   Mortality and expense risk and
     administrative charges                (3)      (18,018,091)         --     (7,308,334)     (70,866)
                                      -------    --------------     -------   ------------  -----------
   Net investment income (loss)            (3)       (8,087,673)         --     (7,243,526)     (57,061)
   Net realized gain (loss)                --         7,191,914          --      1,343,313      484,229
   Capital gain distribution from
     mutual funds                          --        26,982,871          --      2,072,159       44,371
   Change in unrealized
     appreciation (depreciation)
     of investments                        48       127,091,220          --     55,864,259      442,969
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from operations                          45       153,178,332          --     52,036,205      914,508
                                      -------    --------------     -------   ------------  -----------
From contract transactions:
   Payments received from contract
     owners                             6,047       160,408,678          --    118,782,749       14,722
   Payments for contract benefits
     or terminations                       --       (53,212,306)         --    (20,562,998)    (513,739)
   Transfers between sub-accounts
     (including fixed account), net        --       133,451,500          --     99,630,166     (269,767)
   Contract maintenance charges            --       (11,942,555)         --     (5,395,420)      (1,918)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --               789          --             --            4
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from contract transactions            6,047       228,706,106          --    192,454,497     (770,698)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets       6,092       381,884,438          --    244,490,702      143,810
Net assets at beginning of period          --     1,083,367,773          --    392,953,337    4,499,477
                                      -------    --------------     -------   ------------  -----------
Net assets at end of period           $ 6,092    $1,465,252,211     $    --   $637,444,039  $ 4,643,287
                                      =======    ==============     =======   ============  ===========
Beginning units                            --        87,433,286          --     37,804,236      385,795
Units issued                              547        25,163,710          --     22,471,412       10,246
Units redeemed                             --        (7,866,166)         --     (4,798,555)     (69,360)
                                      -------    --------------     -------   ------------  -----------
Ending units                              547       104,730,830          --     55,477,093      326,681
                                      =======    ==============     =======   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       SAST SA       SAST SA
                                       Boston        Boston
                                       Company       Company      SAST SA      SAST SA      SAST SA
                                       Capital       Capital      Columbia     Columbia     Columbia
                                       Growth        Growth      Technology   Technology   Technology
                                      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                       Class 2       Class 3      Class 1      Class 2      Class 3
                                     -----------  ------------  -----------  -----------  ------------
For the Year Ended December 31,
  2018
From operations:
   Dividends                         $     7,072  $    100,250  $        --  $        --  $         --
   Mortality and expense risk and
     administrative charges              (19,121)     (536,715)    (191,294)     (69,938)     (725,855)
                                     -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)          (12,049)     (436,465)    (191,294)     (69,938)     (725,855)
   Net realized gain (loss)              211,667     6,016,825    1,660,475      547,824     4,177,312
   Capital gain distribution from
     mutual funds                        608,524    16,098,109    1,623,517      604,313     6,422,607
   Change in unrealized
     appreciation (depreciation)
     of investments                     (628,338)  (16,319,800)  (4,162,252)  (1,464,066)  (14,191,924)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations                        179,804     5,358,669   (1,069,554)    (381,867)   (4,317,860)
                                     -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                   --       457,996       51,640        7,576     2,853,418
   Payments for contract benefits
     or terminations                     (97,925)   (5,855,426)  (1,279,202)    (497,025)   (5,596,830)
   Transfers between sub-accounts
     (including fixed account), net   (1,488,218)  (43,957,085)    (401,420)     141,216       523,011
   Contract maintenance charges           (2,672)     (219,989)      (4,904)     (10,217)     (135,769)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          (118)         534           --           (10)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (1,588,815)  (49,574,622)  (1,633,352)    (358,450)   (2,356,180)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets     (1,409,011)  (44,215,953)  (2,702,906)    (740,317)   (6,674,040)
Net assets at beginning of period      1,409,011    44,215,953   12,769,743    4,319,847    45,653,006
                                     -----------  ------------  -----------  -----------  ------------
Net assets at end of period          $        --  $         --  $10,066,837  $ 3,579,530  $ 38,978,966
                                     ===========  ============  ===========  ===========  ============
Beginning units                          102,463     2,989,482    2,093,063      730,919     3,895,817
Units issued                               3,216       140,721      177,288       78,039       741,536
Units redeemed                          (105,679)   (3,130,203)    (446,170)    (136,667)   (1,175,305)
                                     -----------  ------------  -----------  -----------  ------------
Ending units                                  --            --    1,824,181      672,291     3,462,048
                                     ===========  ============  ===========  ===========  ============
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $     2,143  $     37,740  $        --  $        --  $         --
   Mortality and expense risk and
     administrative charges              (22,500)     (689,168)    (183,975)     (63,713)     (679,285)
                                     -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)          (20,357)     (651,428)    (183,975)     (63,713)     (679,285)
   Net realized gain (loss)              134,683     4,042,788    1,239,476      310,784     5,346,765
   Capital gain distribution from
     mutual funds                         13,613       434,340    1,553,386      527,509     5,692,157
   Change in unrealized
     appreciation (depreciation)
     of investments                      151,726     4,780,300      679,038      328,043     1,364,964
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations                        279,665     8,606,000    3,287,925    1,102,623    11,724,601
                                     -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                   --     1,130,863       64,522       31,876     2,966,400
   Payments for contract benefits
     or terminations                    (230,740)   (5,025,004)  (1,101,792)    (229,346)   (4,947,586)
   Transfers between sub-accounts
     (including fixed account), net      (22,534)   (1,896,890)     705,618       88,200       503,423
   Contract maintenance charges           (2,988)     (292,924)      (5,237)      (9,483)     (136,469)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --        (1,848)        (212)           1           643
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions            (256,262)   (6,085,803)    (337,101)    (118,752)   (1,613,589)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets         23,403     2,520,197    2,950,824      983,871    10,111,012
Net assets at beginning of period      1,385,608    41,695,756    9,818,919    3,335,976    35,541,994
                                     -----------  ------------  -----------  -----------  ------------
Net assets at end of period          $ 1,409,011  $ 44,215,953  $12,769,743  $ 4,319,847  $ 45,653,006
                                     ===========  ============  ===========  ===========  ============
Beginning units                          122,508     3,469,979    2,142,987      749,966     4,304,127
Units issued                                 180       178,862      299,675       57,719       826,332
Units redeemed                           (20,225)     (659,359)    (349,599)     (76,766)   (1,234,642)
                                     -----------  ------------  -----------  -----------  ------------
Ending units                             102,463     2,989,482    2,093,063      730,919     3,895,817
                                     ===========  ============  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA                     SAST SA      SAST SA
                                                               DFA Ultra    DFA Ultra    SAST SA DFA   Dogs of Wall Dogs of Wall
                                                               Short Bond   Short Bond   Ultra Short      Street       Street
                                                               Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio
                                                                Class 1      Class 2       Class 3       Class 1      Class 2
                                                              -----------  -----------  -------------- ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   264,800  $    71,691   $  1,170,431  $   630,034  $   121,051
   Mortality and expense risk and administrative charges         (363,804)    (107,506)    (2,070,713)    (400,419)     (89,110)
                                                              -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                                   (99,004)     (35,815)      (900,282)     229,615       31,941
   Net realized gain (loss)                                        60,801         (652)       278,150    1,711,328      607,159
   Capital gain distribution from mutual funds                         --           --             --    2,981,207      615,509
   Change in unrealized appreciation (depreciation) of
     investments                                                   37,332       24,043        223,705   (5,333,574)  (1,345,271)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations                    (871)     (12,424)      (398,427)    (411,424)     (90,662)
                                                              -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         952,826      149,913     12,238,002      429,370        1,185
   Payments for contract benefits or terminations              (4,951,541)  (1,945,576)   (47,812,327)  (2,495,582)  (1,156,197)
   Transfers between sub-accounts (including fixed
     account), net                                              3,376,822    2,405,340     35,528,330   (1,365,725)    (151,540)
   Contract maintenance charges                                   (29,763)     (16,503)    (1,007,269)     (13,347)     (10,625)
   Adjustments to net assets allocated to contracts in
     payout period                                                    534          215         (2,381)       1,042          275
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (651,122)     593,389     (1,055,645)  (3,444,242)  (1,316,902)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                                (651,993)     580,965     (1,454,072)  (3,855,666)  (1,407,564)
Net assets at beginning of period                              26,448,880    6,436,847    145,166,212   27,695,274    6,220,861
                                                              -----------  -----------   ------------  -----------  -----------
Net assets at end of period                                   $25,796,887  $ 7,017,812   $143,712,140  $23,839,608  $ 4,813,297
                                                              ===========  ===========   ============  ===========  ===========
Beginning units                                                 2,228,471      560,787     15,005,045      894,760      207,186
Units issued                                                    1,077,639      270,682     10,252,186       30,332        3,278
Units redeemed                                                 (1,133,265)    (219,882)   (10,137,790)    (140,667)     (46,680)
                                                              -----------  -----------   ------------  -----------  -----------
Ending units                                                    2,172,845      611,587     15,119,441      784,425      163,784
                                                              ===========  ===========   ============  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    80,368  $     7,660   $     43,095  $   611,566  $   129,636
   Mortality and expense risk and administrative charges         (395,657)    (100,015)    (2,256,397)    (407,718)     (94,987)
                                                              -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                                  (315,289)     (92,355)    (2,213,302)     203,848       34,649
   Net realized gain (loss)                                        29,871       (6,534)       (47,833)   2,175,884      618,997
   Capital gain distribution from mutual funds                         --           --             --    2,119,361      479,901
   Change in unrealized appreciation (depreciation) of
     investments                                                   73,243       34,808        712,868     (279,488)    (189,653)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations                (212,175)     (64,081)    (1,548,267)   4,219,605      943,894
                                                              -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                       1,717,343      453,688     13,737,846      167,186       24,299
   Payments for contract benefits or terminations              (5,530,406)  (1,439,078)   (47,396,588)  (2,615,480)    (946,935)
   Transfers between sub-accounts (including fixed
     account), net                                              3,939,248      584,497     18,819,740     (928,044)     175,688
   Contract maintenance charges                                   (32,654)     (16,439)    (1,049,576)     (12,267)     (11,124)
   Adjustments to net assets allocated to contracts in
     payout period                                                    775          192          4,722       (4,935)       2,341
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions       94,306     (417,140)   (15,883,856)  (3,393,540)    (755,731)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                                (117,869)    (481,221)   (17,432,123)     826,065      188,163
Net assets at beginning of period                              26,566,749    6,918,068    162,598,335   26,869,209    6,032,698
                                                              -----------  -----------   ------------  -----------  -----------
Net assets at end of period                                   $26,448,880  $ 6,436,847   $145,166,212  $27,695,274  $ 6,220,861
                                                              ===========  ===========   ============  ===========  ===========
Beginning units                                                 2,220,534      594,953     16,545,399    1,015,867      234,696
Units issued                                                    1,035,087      155,036      7,693,016       47,229       16,893
Units redeemed                                                 (1,027,150)    (189,202)    (9,233,370)    (168,336)     (44,403)
                                                              -----------  -----------   ------------  -----------  -----------
Ending units                                                    2,228,471      560,787     15,005,045      894,760      207,186
                                                              ===========  ===========   ============  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SAST SA                     SAST SA       SAST SA
                                                                          Emerging      SAST SA      Federated     Federated
                                                          SAST SA Dogs    Markets      Federated     Corporate     Corporate
                                                         of Wall Street Equity Index   Corporate       Bond          Bond
                                                           Portfolio     Portfolio   Bond Portfolio  Portfolio     Portfolio
                                                            Class 3       Class 3       Class 1       Class 2       Class 3
                                                         -------------- ------------ -------------- -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                              $  2,374,671    $  5,811    $ 2,007,003   $   534,189  $  23,366,156
   Mortality and expense risk and administrative
     charges                                                (1,686,071)     (2,107)      (748,296)     (219,303)    (9,085,334)
                                                          ------------    --------    -----------   -----------  -------------
   Net investment income (loss)                                688,600       3,704      1,258,707       314,886     14,280,822
   Net realized gain (loss)                                  2,870,140      (2,930)       547,488        92,477     (4,166,107)
   Capital gain distribution from mutual funds              12,567,098          --        364,774       101,291      4,531,001
   Change in unrealized appreciation (depreciation) of
     investments                                           (18,041,208)    (36,404)    (4,381,113)   (1,161,779)   (42,801,366)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from operations           (1,915,370)    (35,630)    (2,210,144)     (653,125)   (28,155,650)
                                                          ------------    --------    -----------   -----------  -------------
From contract transactions:
   Payments received from contract owners                    2,904,172     487,443        331,546        18,157     12,096,132
   Payments for contract benefits or terminations          (14,141,458)     (5,246)    (5,562,227)   (2,126,651)   (71,306,753)
   Transfers between sub-accounts (including fixed
     account), net                                          (6,457,705)     20,277     (1,267,549)     (632,896)   (31,036,604)
   Contract maintenance charges                               (513,993)         (7)       (19,558)      (23,834)    (4,565,660)
   Adjustments to net assets allocated to contracts in
     payout period                                                 149          --         10,182           465          4,354
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from contract
  transactions                                             (18,208,835)    502,467     (6,507,606)   (2,764,759)   (94,808,531)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets                          (20,124,205)    466,837     (8,717,750)   (3,417,884)  (122,964,181)
Net assets at beginning of period                          118,646,939          --     53,276,131    15,464,857    644,587,323
                                                          ------------    --------    -----------   -----------  -------------
Net assets at end of period                               $ 98,522,734    $466,837    $44,558,381   $12,046,973  $ 521,623,142
                                                          ============    ========    ===========   ===========  =============
Beginning units                                              4,536,213          --      1,705,764       511,063     30,602,211
Units issued                                                   395,045      57,683         51,373        12,609      2,647,674
Units redeemed                                              (1,070,730)     (2,838)      (266,078)     (106,886)    (7,214,620)
                                                          ------------    --------    -----------   -----------  -------------
Ending units                                                 3,860,528      54,845      1,491,059       416,786     26,035,265
                                                          ============    ========    ===========   ===========  =============
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  2,455,448    $     --    $ 2,390,076   $   655,219  $  27,170,189
   Mortality and expense risk and administrative
     charges                                                (1,752,630)         --       (834,251)     (249,795)    (9,675,200)
                                                          ------------    --------    -----------   -----------  -------------
   Net investment income (loss)                                702,818          --      1,555,825       405,424     17,494,989
   Net realized gain (loss)                                  5,025,828          --        817,554       332,772      3,259,511
   Capital gain distribution from mutual funds               9,381,670          --        243,160        69,329      2,916,254
   Change in unrealized appreciation (depreciation) of
     investments                                             2,131,379          --         81,732       (40,990)     5,768,923
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from operations           17,241,695          --      2,698,271       766,535     29,439,677
                                                          ------------    --------    -----------   -----------  -------------
From contract transactions:
   Payments received from contract owners                    6,027,052          --        444,768       106,660     18,793,768
   Payments for contract benefits or terminations          (13,307,158)         --     (6,445,567)   (2,763,135)   (67,409,806)
   Transfers between sub-accounts (including fixed
     account), net                                          (3,959,946)         --      1,143,611       542,288     46,663,896
   Contract maintenance charges                               (545,165)         --        (22,420)      (28,162)    (4,580,002)
   Adjustments to net assets allocated to contracts in
     payout period                                                (182)         --         11,014           620         (4,688)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from contract
  transactions                                             (11,785,399)         --     (4,868,594)   (2,141,729)    (6,536,832)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets                            5,456,296          --     (2,170,323)   (1,375,194)    22,902,845
Net assets at beginning of period                          113,190,643          --     55,446,454    16,840,051    621,684,478
                                                          ------------    --------    -----------   -----------  -------------
Net assets at end of period                               $118,646,939    $     --    $53,276,131   $15,464,857  $ 644,587,323
                                                          ============    ========    ===========   ===========  =============
Beginning units                                              4,930,440          --      1,864,212       582,655     30,459,042
Units issued                                                   779,062          --         91,368        39,978      5,690,392
Units redeemed                                              (1,173,289)         --       (249,816)     (111,570)    (5,547,223)
                                                          ------------    --------    -----------   -----------  -------------
Ending units                                                 4,536,213          --      1,705,764       511,063     30,602,211
                                                          ============    ========    ===========   ===========  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA       SAST SA                  SAST SA
                                                                Fidelity      Fidelity      Fidelity      SAST SA      Fixed
                                                              Institutional Institutional Institutional    Fixed       Income
                                                               AM(R) Real    AM(R) Real    AM(R) Real     Income    Intermediate
                                                                 Estate        Estate        Estate        Index       Index
                                                                Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                                 Class 1       Class 2       Class 3      Class 3     Class 3
                                                              ------------- ------------- ------------- ----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   492,960   $   108,774  $  3,446,527  $  171,397   $  165,574
   Mortality and expense risk and administrative charges          (318,500)      (78,208)   (2,556,111)    (48,969)     (51,864)
                                                               -----------   -----------  ------------  ----------   ----------
   Net investment income (loss)                                    174,460        30,566       890,416     122,428      113,710
   Net realized gain (loss)                                        588,122         6,714    (6,059,939)    (25,002)      (9,214)
   Capital gain distribution from mutual funds                   1,379,198       329,023    10,926,484          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,875,978)     (777,317)  (18,962,920)    (77,970)     (28,741)
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from operations               (1,734,198)     (411,014)  (13,205,959)     19,456       75,755
                                                               -----------   -----------  ------------  ----------   ----------
From contract transactions:
   Payments received from contract owners                           76,795         6,594       658,150   4,971,737    3,397,174
   Payments for contract benefits or terminations               (2,705,957)     (454,375)  (23,136,058)   (256,867)    (152,334)
   Transfers between sub-accounts (including fixed
     account), net                                                (969,103)     (248,139)   (4,295,250)  1,399,532    4,786,676
   Contract maintenance charges                                     (8,104)       (8,491)   (1,164,828)    (25,904)     (33,098)
   Adjustments to net assets allocated to contracts in
     payout period                                                     318            14        (3,531)         --           --
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from contract transactions    (3,606,051)     (704,397)  (27,941,517)  6,088,498    7,998,418
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets                               (5,340,249)   (1,115,411)  (41,147,476)  6,107,954    8,074,173
Net assets at beginning of period                               23,652,055     5,498,633   182,914,559   1,006,326      807,053
                                                               -----------   -----------  ------------  ----------   ----------
Net assets at end of period                                    $18,311,806   $ 4,383,222  $141,767,083  $7,114,280   $8,881,226
                                                               ===========   ===========  ============  ==========   ==========
Beginning units                                                    630,704       151,544     9,501,089     100,488       81,380
Units issued                                                        12,539         1,923       888,619     826,109      906,232
Units redeemed                                                    (113,204)      (21,925)   (2,338,879)   (200,248)     (83,479)
                                                               -----------   -----------  ------------  ----------   ----------
Ending units                                                       530,039       131,542     8,050,829     726,349      904,133
                                                               ===========   ===========  ============  ==========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   688,606   $   153,001  $  4,847,772  $       --   $       --
   Mortality and expense risk and administrative charges          (381,556)      (94,242)   (2,880,545)     (1,994)        (746)
                                                               -----------   -----------  ------------  ----------   ----------
   Net investment income (loss)                                    307,050        58,759     1,967,227      (1,994)        (746)
   Net realized gain (loss)                                      1,360,903       418,441     5,283,185        (579)          (6)
   Capital gain distribution from mutual funds                   3,217,842       763,905    24,933,808          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,937,446)   (1,020,346)  (25,689,659)      3,062         (515)
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from operations                  948,349       220,759     6,494,561         489       (1,267)
                                                               -----------   -----------  ------------  ----------   ----------
From contract transactions:
   Payments received from contract owners                          124,111         3,009     1,444,613     447,304      695,204
   Payments for contract benefits or terminations               (3,166,629)   (1,174,783)  (22,509,911)   (230,494)      (1,812)
   Transfers between sub-accounts (including fixed
     account), net                                                (785,041)      (90,096)    9,248,530     789,779      114,928
   Contract maintenance charges                                    (10,648)       (9,750)   (1,227,527)       (752)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                    (195)         (757)       (3,445)         --           --
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from contract transactions    (3,838,402)   (1,272,377)  (13,047,740)  1,005,837      808,320
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets                               (2,890,053)   (1,051,618)   (6,553,179)  1,006,326      807,053
Net assets at beginning of period                               26,542,108     6,550,251   189,467,738          --           --
                                                               -----------   -----------  ------------  ----------   ----------
Net assets at end of period                                    $23,652,055   $ 5,498,633  $182,914,559  $1,006,326   $  807,053
                                                               ===========   ===========  ============  ==========   ==========
Beginning units                                                    734,690       186,950    10,107,470          --           --
Units issued                                                        19,153         8,068     1,172,813     124,755       81,668
Units redeemed                                                    (123,139)      (43,474)   (1,779,194)    (24,267)        (288)
                                                               -----------   -----------  ------------  ----------   ----------
Ending units                                                       630,704       151,544     9,501,089     100,488       81,380
                                                               ===========   ===========  ============  ==========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA      SAST SA      SAST SA      SAST SA
                                                                  SAST SA     Global Index Global Index Global Index Global Index
                                                              Franklin Small   Allocation   Allocation   Allocation   Allocation
                                                                  Company        60-40        60-40        75-25        75-25
                                                              Value Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 3       Class 1      Class 3      Class 1      Class 3
                                                              --------------- ------------ ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  1,108,040     $   105    $   315,113     $   --    $   390,331
   Mortality and expense risk and administrative charges         (2,472,386)         (5)       (53,543)        --        (60,623)
                                                               ------------     -------    -----------     ------    -----------
   Net investment income (loss)                                  (1,364,346)        100        261,570         --        329,708
   Net realized gain (loss)                                       9,927,661          --         (6,655)        --        (33,643)
   Capital gain distribution from mutual funds                   21,125,273          --          3,965         --          6,727
   Change in unrealized appreciation (depreciation) of
     investments                                                (51,448,654)      1,371     (1,033,912)        34     (1,586,167)
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from operations               (21,760,066)      1,471       (775,032)        34     (1,283,375)
                                                               ------------     -------    -----------     ------    -----------
From contract transactions:
   Payments received from contract owners                         1,253,162      50,822     11,999,467         --     14,152,519
   Payments for contract benefits or terminations               (20,992,103)         --        (69,335)        --       (114,841)
   Transfers between sub-accounts (including fixed
     account), net                                                6,544,153          --        677,352      7,512      1,960,186
   Contract maintenance charges                                  (1,161,841)         --        (31,862)        --        (40,979)
   Adjustments to net assets allocated to contracts in
     payout period                                                      561          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from contract transactions    (14,356,068)     50,822     12,575,622      7,512     15,956,885
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets                               (36,116,134)     52,293     11,800,590      7,546     14,673,510
Net assets at beginning of period                               172,345,919          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Net assets at end of period                                    $136,229,785     $52,293    $11,800,590     $7,546    $14,673,510
                                                               ============     =======    ===========     ======    ===========
Beginning units                                                   9,350,466          --             --         --             --
Units issued                                                        929,575       5,561      1,302,733        819      1,711,746
Units redeemed                                                   (1,652,460)         --        (39,000)        --       (108,654)
                                                               ------------     -------    -----------     ------    -----------
Ending units                                                      8,627,581       5,561      1,263,733        819      1,603,092
                                                               ============     =======    ===========     ======    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $    668,882     $    --    $        --     $   --    $        --
   Mortality and expense risk and administrative charges         (2,632,175)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
   Net investment income (loss)                                  (1,963,293)         --             --         --             --
   Net realized gain (loss)                                      11,013,904          --             --         --             --
   Capital gain distribution from mutual funds                   20,967,798          --             --         --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                (17,074,126)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from operations                12,944,283          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
From contract transactions:
   Payments received from contract owners                         1,116,713          --             --         --             --
   Payments for contract benefits or terminations               (18,970,155)         --             --         --             --
   Policy loans                                                          --          --             --         --             --
   Transfers between sub-accounts (including fixed
     account), net                                                7,756,258          --             --         --             --
   Contract maintenance charges                                  (1,189,522)         --             --         --             --
   Adjustments to net assets allocated to contracts in
     payout period                                                      278          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from contract transactions    (11,286,428)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets                                 1,657,855          --             --         --             --
Net assets at beginning of period                               170,688,064          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Net assets at end of period                                    $172,345,919     $    --    $        --     $   --    $        --
                                                               ============     =======    ===========     ======    ===========
Beginning units                                                  10,201,524          --             --         --             --
Units issued                                                      1,022,970          --             --         --             --
Units redeemed                                                   (1,874,028)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Ending units                                                      9,350,466          --             --         --             --
                                                               ============     =======    ===========     ======    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA
                                                                SAST SA      SAST SA      SAST SA      Goldman     SAST SA
                                                              Global Index Global Index   Goldman       Sachs      Goldman
                                                               Allocation   Allocation  Sachs Global   Global    Sachs Global
                                                                 90-10        90-10         Bond        Bond         Bond
                                                               Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                Class 1      Class 3      Class 1      Class 2     Class 3
                                                              ------------ ------------ ------------ ----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   488    $ 1,485,658  $   708,105  $  140,577  $  8,211,079
   Mortality and expense risk and administrative charges            (95)      (269,609)    (287,189)    (62,056)   (3,322,884)
                                                                -------    -----------  -----------  ----------  ------------
   Net investment income (loss)                                     393      1,216,049      420,916      78,521     4,888,195
   Net realized gain (loss)                                        (602)       (15,059)    (398,401)    (87,269)   (4,481,371)
   Capital gain distribution from mutual funds                        3          8,908           --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,276)    (7,527,564)    (784,402)   (160,898)   (9,825,845)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from operations                (2,482)    (6,317,666)    (761,887)   (169,646)   (9,419,021)
                                                                -------    -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                        15,000     54,948,427       64,401       4,942    10,389,174
   Payments for contract benefits or terminations                  (703)      (814,097)  (2,328,770)   (381,645)  (26,605,734)
   Transfers between sub-accounts (including fixed
     account), net                                                4,285      7,603,470      (49,494)   (157,287)  (10,290,821)
   Contract maintenance charges                                    (171)      (184,420)      (7,807)     (8,536)   (1,855,102)
   Adjustments to net assets allocated to contracts in
     payout period                                                   --             --        4,457          --           630
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from contract transactions     18,411     61,553,380   (2,317,213)   (542,526)  (28,361,853)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets                                15,929     55,235,714   (3,079,100)   (712,172)  (37,780,874)
Net assets at beginning of period                                    --             --   20,275,282   4,181,119   232,541,688
                                                                -------    -----------  -----------  ----------  ------------
Net assets at end of period                                     $15,929    $55,235,714  $17,196,182  $3,468,947  $194,760,814
                                                                =======    ===========  ===========  ==========  ============
Beginning units                                                      --             --      894,435     190,433    16,333,967
Units issued                                                      4,100      6,432,290       50,943       8,986     3,272,631
Units redeemed                                                   (2,334)      (261,159)    (153,502)    (34,468)   (5,222,449)
                                                                -------    -----------  -----------  ----------  ------------
Ending units                                                      1,766      6,171,131      791,876     164,951    14,384,149
                                                                =======    ===========  ===========  ==========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    --    $        --  $   605,947  $  120,572  $  6,399,281
   Mortality and expense risk and administrative charges             --             --     (314,396)    (70,559)   (3,419,094)
                                                                -------    -----------  -----------  ----------  ------------
   Net investment income (loss)                                      --             --      291,551      50,013     2,980,187
   Net realized gain (loss)                                          --             --     (277,145)   (145,878)   (3,251,334)
   Change in unrealized appreciation (depreciation) of
     investments                                                     --             --    1,038,642     320,452    11,220,417
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from operations                    --             --    1,053,048     224,587    10,949,270
                                                                -------    -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                            --             --      118,893      27,961     7,352,890
   Payments for contract benefits or terminations                    --             --   (2,228,942)   (840,795)  (22,575,346)
   Transfers between sub-accounts (including fixed
     account), net                                                   --             --      241,965    (114,799)   12,172,953
   Contract maintenance charges                                      --             --       (8,416)     (9,483)   (1,792,156)
   Adjustments to net assets allocated to contracts in
     payout period                                                   --             --        2,623        (419)         (569)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from contract transactions         --             --   (1,873,877)   (937,535)   (4,842,228)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets                                    --             --     (820,829)   (712,948)    6,107,042
Net assets at beginning of period                                    --             --   21,096,111   4,894,067   226,434,646
                                                                -------    -----------  -----------  ----------  ------------
Net assets at end of period                                     $    --    $        --  $20,275,282  $4,181,119  $232,541,688
                                                                =======    ===========  ===========  ==========  ============
Beginning units                                                      --             --      978,868     233,878    16,589,023
Units issued                                                         --             --       48,599      12,140     3,109,432
Units redeemed                                                       --             --     (133,032)    (55,585)   (3,364,488)
                                                                -------    -----------  -----------  ----------  ------------
Ending units                                                         --             --      894,435     190,433    16,333,967
                                                                =======    ===========  ===========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA        SAST SA      SAST SA     SAST SA     SAST SA
                                                                  Goldman        Goldman       Index       Index       Index
                                                                Sachs Multi-   Sachs Multi-  Allocation  Allocation  Allocation
                                                               Asset Insights Asset Insights   60-40       60-40       80-20
                                                                 Portfolio      Portfolio    Portfolio   Portfolio   Portfolio
                                                                  Class 1        Class 3      Class 1     Class 3     Class 1
                                                               -------------- -------------- ---------- -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                      $    88       $   83,202    $ 1,175   $ 1,827,880  $   37,148
   Mortality and expense risk and administrative charges              (35)         (61,214)      (201)     (605,310)     (2,065)
                                                                  -------       ----------    -------   -----------  ----------
   Net investment income (loss)                                        53           21,988        974     1,222,570      35,083
   Net realized gain (loss)                                            30          (20,733)         7       130,926         345
   Capital gain distribution from mutual funds                         73           80,089        212       382,788       7,367
   Change in unrealized appreciation (depreciation) of
     investments                                                     (731)        (866,390)    (3,024)   (5,730,183)   (135,911)
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from operations                    (575)        (785,046)    (1,831)   (3,993,899)    (93,116)
                                                                  -------       ----------    -------   -----------  ----------
From contract transactions:
   Payments received from contract owners                           7,500        7,243,703         --    35,842,103   1,135,203
   Payments for contract benefits or terminations                    (353)        (110,542)        --    (2,100,405)    (12,185)
   Transfers between sub-accounts (including fixed account),
     net                                                              129          946,639        (46)    7,959,023       4,188
   Contract maintenance charges                                       (88)         (48,433)      (512)     (471,068)     (4,965)
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from contract transactions        7,188        8,031,367       (558)   41,229,653   1,122,241
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets                                   6,613        7,246,321     (2,389)   37,235,754   1,029,125
Net assets at beginning of period                                      --          684,988     36,553    24,151,784          --
                                                                  -------       ----------    -------   -----------  ----------
Net assets at end of period                                       $ 6,613       $7,931,309    $34,164   $61,387,538  $1,029,125
                                                                  =======       ==========    =======   ===========  ==========
Beginning units                                                        --           66,524      3,296     2,196,778          --
Units issued                                                        1,733          874,113         24     4,112,841      98,530
Units redeemed                                                     (1,032)         (87,275)       (72)     (363,487)     (1,528)
                                                                  -------       ----------    -------   -----------  ----------
Ending units                                                          701          853,362      3,248     5,946,132      97,002
                                                                  =======       ==========    =======   ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                      $    --       $    1,482    $   328   $   164,990  $       --
   Mortality and expense risk and administrative charges               --             (563)       (15)     (118,721)         --
                                                                  -------       ----------    -------   -----------  ----------
   Net investment income (loss)                                        --              919        313        46,269          --
   Net realized gain (loss)                                            --              112         --        55,233          --
   Capital gain distribution from mutual funds                         --            1,881        257       167,143          --
   Change in unrealized appreciation (depreciation) of
     investments                                                       --            4,262       (291)      771,217          --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from operations                      --            7,174        279     1,039,862          --
                                                                  -------       ----------    -------   -----------  ----------
From contract transactions:
   Payments received from contract owners                              --          678,765     36,282    21,753,717          --
   Payments for contract benefits or terminations                      --             (385)        --      (336,745)         --
   Transfers between sub-accounts (including fixed account),
     net                                                               --             (566)        (8)    1,768,824          --
   Contract maintenance charges                                        --               --         --       (73,874)         --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from contract transactions           --          677,814     36,274    23,111,922          --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets                                      --          684,988     36,553    24,151,784          --
                                                                  -------       ----------    -------   -----------  ----------
Net assets at end of period                                       $    --       $  684,988    $36,553   $24,151,784  $       --
                                                                  =======       ==========    =======   ===========  ==========
Units issued                                                           --           67,741      3,297     2,358,050          --
Units redeemed                                                         --           (1,217)        (1)     (161,272)         --
                                                                  -------       ----------    -------   -----------  ----------
Ending units                                                           --           66,524      3,296     2,196,778          --
                                                                  =======       ==========    =======   ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       SAST SA                                   SAST SA
                                                        SAST SA Index   Index     SAST SA Index    SAST SA       Invesco
                                                         Allocation   Allocation   Allocation   International    Growth
                                                            80-20       90-10         90-10         Index     Opportunities
                                                          Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                           Class 3     Class 1       Class 3       Class 3       Class 1
                                                        ------------- ----------  ------------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $  3,740,908  $   55,415  $ 11,318,612   $   24,243    $        --
   Mortality and expense risk and administrative
     charges                                              (1,239,345)     (6,247)   (3,659,622)     (10,098)      (122,657)
                                                        ------------  ----------  ------------   ----------    -----------
   Net investment income (loss)                            2,501,563      49,168     7,658,990       14,145       (122,657)
   Net realized gain (loss)                                  246,531         364       725,484      (19,126)       118,384
   Capital gain distribution from mutual funds               866,108      10,656     2,555,941        1,979        836,085
   Change in unrealized appreciation (depreciation) of
     investments                                         (15,030,835)   (206,826)  (47,655,344)    (169,300)    (1,267,036)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from operations        (11,416,633)   (146,638)  (36,714,929)    (172,302)      (435,224)
                                                        ------------  ----------  ------------   ----------    -----------
From contract transactions:
   Payments received from contract owners                 66,430,700   1,639,056   214,088,663    1,074,416         (2,219)
   Payments for contract benefits or terminations         (3,927,110)         --   (11,281,331)      (9,533)      (822,579)
   Transfers between sub-accounts (including fixed
     account), net                                        11,755,357       3,097    28,908,920       65,959        351,495
   Contract maintenance charges                           (1,098,247)    (12,424)   (3,331,060)        (517)        (5,863)
   Adjustments to net assets allocated to contracts in
     payout period                                                --          --            --           --            395
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                            73,160,700   1,629,729   228,385,192    1,130,325       (478,771)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets                         61,744,067   1,483,091   191,670,263      958,023       (913,995)
Net assets at beginning of period                         60,146,364     139,833   169,041,332      136,435      7,644,244
                                                        ------------  ----------  ------------   ----------    -----------
Net assets at end of period                             $121,890,431  $1,622,924  $360,711,595   $1,094,458    $ 6,730,249
                                                        ============  ==========  ============   ==========    ===========
Beginning units                                            5,324,505      12,090    14,744,972       13,191        658,025
Units issued                                               7,031,692     145,720    21,675,811      199,247         78,755
Units redeemed                                              (630,888)     (5,292)   (1,898,387)     (87,348)      (119,079)
                                                        ------------  ----------  ------------   ----------    -----------
Ending units                                              11,725,309     152,518    34,522,396      125,090        617,701
                                                        ============  ==========  ============   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $    642,335  $       --  $  1,775,343   $    2,456    $        --
   Mortality and expense risk and administrative
     charges                                                (306,713)       (191)     (716,976)        (123)      (113,299)
                                                        ------------  ----------  ------------   ----------    -----------
   Net investment income (loss)                              335,622        (191)    1,058,367        2,333       (113,299)
   Net realized gain (loss)                                   39,738       6,549        62,448            2        226,815
   Capital gain distribution from mutual funds               336,707          --       817,723          347        254,004
   Change in unrealized appreciation (depreciation) of
     investments                                           2,886,996        (222)    7,480,105           46      1,155,034
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from operations          3,599,063       6,136     9,418,643        2,728      1,522,554
                                                        ------------  ----------  ------------   ----------    -----------
From contract transactions:
   Payments received from contract owners                 51,737,413     222,292   148,499,677       25,000         38,099
   Payments for contract benefits or terminations           (512,860)    (86,263)   (1,685,139)        (344)      (793,590)
   Transfers between sub-accounts (including fixed
     account), net                                         5,515,693      (2,332)   13,358,611      109,051         50,044
   Contract maintenance charges                             (192,945)         --      (550,460)          --         (4,692)
   Adjustments to net assets allocated to contracts in
     payout period                                                --          --            --           --            345
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                            56,547,301     133,697   159,622,689      133,707       (709,794)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets                         60,146,364     139,833   169,041,332      136,435        812,760
Net assets at beginning of period                                 --          --            --           --      6,831,484
                                                        ------------  ----------  ------------   ----------    -----------
Net assets at end of period                             $ 60,146,364  $  139,833  $169,041,332   $  136,435    $ 7,644,244
                                                        ============  ==========  ============   ==========    ===========
Beginning units                                                   --          --            --           --        723,143
Units issued                                               5,435,267      42,154    15,061,613       13,300         44,538
Units redeemed                                              (110,762)    (30,064)     (316,641)        (109)      (109,656)
                                                        ------------  ----------  ------------   ----------    -----------
Ending units                                               5,324,505      12,090    14,744,972       13,191        658,025
                                                        ============  ==========  ============   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST SA
                                  SAST SA                    Invesco
                                  Invesco       SAST SA        VCP                        SAST SA
                                  Growth     Invesco Growth  Equity-  SAST SA Invesco  Janus Focused
                               Opportunities Opportunities   Income     VCP Equity-       Growth
                                 Portfolio     Portfolio    Portfolio Income Portfolio   Portfolio
                                  Class 2       Class 3      Class 1      Class 3         Class 1
                               ------------- -------------- --------- ---------------- -------------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                    $       --    $         --   $   576   $   31,387,760   $        --
   Mortality and expense risk
     and administrative
     charges                       (43,310)     (2,038,686)      (60)     (17,479,258)     (178,814)
                                ----------    ------------   -------   --------------   -----------
   Net investment income
     (loss)                        (43,310)     (2,038,686)      516       13,908,502      (178,814)
   Net realized gain (loss)         49,028       5,143,707      (158)      13,528,825     1,137,569
   Capital gain distribution
     from mutual funds             299,398      13,437,196       502       33,549,597       811,298
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (453,387)    (20,780,931)   (3,005)    (205,098,437)   (1,659,813)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from operations          (148,271)     (4,238,714)   (2,145)    (144,111,513)      110,240
                                ----------    ------------   -------   --------------   -----------
From contract transactions:
   Payments received from
     contract owners                   641       1,222,923    18,750       85,675,674        58,324
   Payments for contract
     benefits or terminations     (252,959)    (17,489,374)       --      (62,902,907)   (1,503,311)
   Transfers between
     sub-accounts (including
     fixed account), net            73,020      (6,532,420)      453        3,095,599      (512,820)
   Contract maintenance
     charges                        (4,619)       (994,866)      (99)     (12,100,497)       (5,292)
   Adjustments to net assets
     allocated to contracts
     in payout period                   17             380        --            1,518           623
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from contract
  transactions                    (183,900)    (23,793,357)   19,104       13,769,387    (1,962,476)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets                          (332,171)    (28,032,071)   16,959     (130,342,126)   (1,852,236)
Net assets at beginning of
  period                         2,613,375     138,642,573        --    1,265,407,256    11,733,946
                                ----------    ------------   -------   --------------   -----------
Net assets at end of period     $2,281,204    $110,610,502   $16,959   $1,135,065,130   $ 9,881,710
                                ==========    ============   =======   ==============   ===========
Beginning units                    232,088       9,032,810        --       95,069,578       521,692
Units issued                        12,027       1,051,609     2,711       12,736,213        18,937
Units redeemed                     (27,735)     (2,411,049)     (961)     (11,595,899)     (100,362)
                                ----------    ------------   -------   --------------   -----------
Ending units                       216,380       7,673,370     1,750       96,209,892       440,267
                                ==========    ============   =======   ==============   ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                    $       --    $         --   $    --   $    9,996,609   $        --
   Mortality and expense risk
     and administrative
     charges                       (43,838)     (2,120,873)       --      (15,889,853)     (175,087)
                                ----------    ------------   -------   --------------   -----------
   Net investment income
     (loss)                        (43,838)     (2,120,873)       --       (5,893,244)     (175,087)
   Net realized gain (loss)        164,223       5,088,225        --        5,010,423       923,625
   Capital gain distribution
     from mutual funds              89,250       4,802,010        --               --       859,172
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   350,167      20,506,030        --       94,402,174     1,205,941
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from operations           559,802      28,275,392        --       93,519,353     2,813,651
                                ----------    ------------   -------   --------------   -----------
From contract transactions:
   Payments received from
     contract owners                   191         623,298        --      134,593,200       132,525
   Payments for contract
     benefits or terminations     (600,856)    (14,608,863)       --      (44,538,581)   (1,660,785)
   Transfers between
     sub-accounts (including
     fixed account), net            (9,534)     (9,486,518)       --      129,399,961        87,703
   Contract maintenance
     charges                        (4,416)     (1,006,667)       --      (10,407,412)       (5,550)
   Adjustments to net assets
     allocated to contracts
     in payout period                  709            (291)       --            1,324           323
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from contract
  transactions                    (613,906)    (24,479,041)       --      209,048,492    (1,445,784)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets                           (54,104)      3,796,351        --      302,567,845     1,367,867
Net assets at beginning of
  period                         2,667,479     134,846,222        --      962,839,411    10,366,079
                                ----------    ------------   -------   --------------   -----------
Net assets at end of period     $2,613,375    $138,642,573   $    --   $1,265,407,256   $11,733,946
                                ==========    ============   =======   ==============   ===========
Beginning units                    290,203      10,826,280        --       78,488,067       590,718
Units issued                        15,561         279,858        --       23,570,056        34,409
Units redeemed                     (73,676)     (2,073,328)       --       (6,988,545)     (103,435)
                                ----------    ------------   -------   --------------   -----------
Ending units                       232,088       9,032,810        --       95,069,578       521,692
                                ==========    ============   =======   ==============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA                    SAST SA      SAST SA       SAST SA
                                  Janus        SAST SA     JPMorgan     JPMorgan      JPMorgan
                                 Focused    Janus Focused Diversified  Diversified   Diversified
                                 Growth        Growth      Balanced     Balanced      Balanced
                                Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                 Class 2       Class 3      Class 1      Class 2       Class 3
                               -----------  ------------- -----------  -----------  ------------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $        --  $         --  $   615,921  $    96,935  $  1,803,023
   Mortality and expense risk
     and administrative
     charges                      (148,545)   (1,499,122)    (629,752)    (117,024)   (1,822,905)
                               -----------  ------------  -----------  -----------  ------------
   Net investment income
     (loss)                       (148,545)   (1,499,122)     (13,831)     (20,089)      (19,882)
   Net realized gain (loss)        702,034     6,428,590    1,399,226      360,675       527,165
   Capital gain distribution
     from mutual funds             681,504     6,873,795    2,437,005      423,323     8,239,850
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (1,176,183)  (10,689,378)  (7,521,489)  (1,422,192)  (21,288,324)
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations            58,810     1,113,885   (3,699,089)    (658,283)  (12,541,191)
                               -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from
     contract owners                 7,771     1,178,390    1,112,903       11,518    25,473,577
   Payments for contract
     benefits or terminations     (997,589)  (10,918,663)  (4,859,703)  (1,069,352)  (15,465,711)
   Transfers between
     sub-accounts (including
     fixed account), net          (358,162)   (6,946,042)     760,427      170,265     7,481,302
   Contract maintenance
     charges                       (20,035)     (606,160)     (21,111)     (13,829)     (854,395)
   Adjustments to net assets
     allocated to contracts
     in payout period                1,471            52       14,149          122         5,344
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions                  (1,366,544)  (17,292,423)  (2,993,335)    (901,276)   16,640,117
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets                        (1,307,734)  (16,178,538)  (6,692,424)  (1,559,559)    4,098,926
Net assets at beginning of
  period                         9,363,245    99,116,815   42,911,852    7,830,579   119,496,366
                               -----------  ------------  -----------  -----------  ------------
Net assets at end of period    $ 8,055,511  $ 82,938,277  $36,219,428  $ 6,271,020  $123,595,292
                               ===========  ============  ===========  ===========  ============
Beginning units                    429,263     4,844,465    1,516,772      285,880     6,121,123
Units issued                         5,188       388,131      114,295       11,966     2,131,484
Units redeemed                     (63,358)   (1,152,883)    (212,654)     (45,358)   (1,191,968)
                               -----------  ------------  -----------  -----------  ------------
Ending units                       371,093     4,079,713    1,418,413      252,488     7,060,639
                               ===========  ============  ===========  ===========  ============
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $        --  $         --  $   675,241  $   109,457  $  1,579,020
   Mortality and expense risk
     and administrative
     charges                      (143,737)   (1,534,112)    (642,817)    (120,403)   (1,573,944)
                               -----------  ------------  -----------  -----------  ------------
   Net investment income
     (loss)                       (143,737)   (1,534,112)      32,424      (10,946)        5,076
   Net realized gain (loss)        656,023     6,700,013    1,481,060      438,580     5,107,161
   Capital gain distribution
     from mutual funds             706,080     7,637,813    2,032,444      359,729     5,480,948
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 1,025,138    11,455,543    1,562,132      111,732     2,250,686
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations         2,243,504    24,259,257    5,108,060      899,095    12,843,871
                               -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from
     contract owners                 4,763     1,240,841      711,901        4,139    17,366,854
   Payments for contract
     benefits or terminations   (1,061,220)  (10,271,013)  (4,727,606)    (896,693)  (13,615,171)
   Transfers between
     sub-accounts (including
     fixed account), net          (436,820)   (8,130,795)     (64,730)     135,449     5,188,062
   Contract maintenance
     charges                       (18,989)     (616,658)     (22,035)     (14,398)     (613,334)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (388)            1        5,313          770           (65)
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions                  (1,512,654)  (17,777,624)  (4,097,157)    (770,733)    8,326,346
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets                           730,850     6,481,633    1,010,903      128,362    21,170,217
Net assets at beginning of
  period                         8,632,395    92,635,182   41,900,949    7,702,217    98,326,149
                               -----------  ------------  -----------  -----------  ------------
Net assets at end of period    $ 9,363,245  $ 99,116,815  $42,911,852  $ 7,830,579  $119,496,366
                               ===========  ============  ===========  ===========  ============
Beginning units                    506,392     5,785,018    1,670,764      316,357     5,622,038
Units issued                         7,178       359,074       84,960       18,754     2,856,171
Units redeemed                     (84,307)   (1,299,627)    (238,952)     (49,231)   (2,357,086)
                               -----------  ------------  -----------  -----------  ------------
Ending units                       429,263     4,844,465    1,516,772      285,880     6,121,123
                               ===========  ============  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA      SAST SA       SAST SA                    SAST SA
                                JPMorgan     JPMorgan      JPMorgan       SAST SA     JPMorgan
                                Emerging     Emerging      Emerging      JPMorgan      Equity-
                                 Markets      Markets       Markets    Equity-Income   Income
                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                 Class 1      Class 2       Class 3       Class 1      Class 2
                               -----------  -----------  ------------  ------------- -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   446,217  $    70,169  $  2,226,783  $  2,390,448  $   162,329
   Mortality and expense risk
     and administrative
     charges                      (334,956)     (58,730)   (1,772,776)   (1,786,708)    (135,778)
                               -----------  -----------  ------------  ------------  -----------
   Net investment income
     (loss)                        111,261       11,439       454,007       603,740       26,551
   Net realized gain (loss)      1,126,062       84,703     3,851,891     7,118,845      595,614
   Capital gain distribution
     from mutual funds                  --           --            --     7,006,829      514,455
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (5,999,020)    (908,758)  (29,428,819)  (21,171,089)  (1,615,606)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from operations        (4,761,697)    (812,616)  (25,122,921)   (6,441,675)    (478,986)
                               -----------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from
     contract owners                68,468        1,439     2,104,577       755,187        4,688
   Payments for contract
     benefits or terminations   (2,482,002)    (384,956)  (14,525,184)  (12,539,111)  (1,001,520)
   Transfers between
     sub-accounts (including
     fixed account), net          (324,098)      64,190     9,090,621    (2,689,708)     (54,712)
   Contract maintenance
     charges                       (17,499)      (8,119)     (724,913)      (44,523)     (12,448)
   Adjustments to net assets
     allocated to contracts
     in payout period                5,412           68         3,221        33,239        1,661
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (2,749,719)    (327,378)   (4,051,678)  (14,484,916)  (1,062,331)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                        (7,511,416)  (1,139,994)  (29,174,599)  (20,926,591)  (1,541,317)
Net assets at beginning of
  period                        24,911,399    4,158,759   126,652,852   123,687,488    8,988,827
                               -----------  -----------  ------------  ------------  -----------
Net assets at end of period    $17,399,983  $ 3,018,765  $ 97,478,253  $102,760,897  $ 7,447,510
                               ===========  ===========  ============  ============  ===========
Beginning units                  1,104,487      190,908     7,650,357     2,083,378      154,933
Units issued                        85,017       13,180     1,531,382        27,597        2,483
Units redeemed                    (217,873)     (29,267)   (1,700,686)     (269,095)     (20,705)
                               -----------  -----------  ------------  ------------  -----------
Ending units                       971,631      174,821     7,481,053     1,841,880      136,711
                               ===========  ===========  ============  ============  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $   449,859  $    71,832  $  2,079,090  $  2,528,722  $   169,988
   Mortality and expense risk
     and administrative
     charges                      (346,266)     (62,494)   (1,937,211)   (1,829,525)    (139,215)
                               -----------  -----------  ------------  ------------  -----------
   Net investment income
     (loss)                        103,593        9,338       141,879       699,197       30,773
   Net realized gain (loss)        787,759      118,552     4,848,237     7,320,310      602,534
   Capital gain distribution
     from mutual funds                  --           --            --     5,934,692      430,162
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 6,575,229    1,175,470    36,267,872     4,517,863      264,086
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from operations         7,466,581    1,303,360    41,257,988    18,472,062    1,327,555
                               -----------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from
     contract owners               116,486       31,903     2,236,247       622,862       16,757
   Payments for contract
     benefits or terminations   (2,207,663)    (531,419)  (14,896,855)  (14,067,241)  (1,062,031)
   Transfers between
     sub-accounts (including
     fixed account), net           504,279      (63,326)  (13,272,942)   (2,177,444)     (57,791)
   Contract maintenance
     charges                       (18,219)      (8,710)     (791,383)      (50,906)     (12,573)
   Adjustments to net assets
     allocated to contracts
     in payout period                1,321          (73)       (2,022)       31,666         (842)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (1,603,796)    (571,625)  (26,726,955)  (15,641,063)  (1,116,480)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                         5,862,785      731,735    14,531,033     2,830,999      211,075
Net assets at beginning of
  period                        19,048,614    3,427,024   112,121,819   120,856,489    8,777,752
                               -----------  -----------  ------------  ------------  -----------
Net assets at end of period    $24,911,399  $ 4,158,759  $126,652,852  $123,687,488  $ 8,988,827
                               ===========  ===========  ============  ============  ===========
Beginning units                  1,183,654      219,944     9,316,070     2,373,264      175,757
Units issued                       110,029       19,909       887,475        38,703        2,769
Units redeemed                    (189,196)     (48,945)   (2,553,188)     (328,589)     (23,593)
                               -----------  -----------  ------------  ------------  -----------
Ending units                     1,104,487      190,908     7,650,357     2,083,378      154,933
                               ===========  ===========  ============  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               SAST SA      SAST SA      SAST SA
                                  SAST SA        SAST SA      JPMorgan     JPMorgan     JPMorgan
                                 JPMorgan       JPMorgan       Global       Global      MFS Core
                               Equity-Income Global Equities  Equities     Equities       Bond
                                 Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                  Class 3        Class 1       Class 2      Class 3      Class 1
                               ------------- --------------- -----------  -----------  -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $  2,395,165   $    703,754   $    56,636  $   444,486  $   849,245
   Mortality and expense risk
     and administrative
     charges                     (2,028,466)      (616,485)      (55,204)    (460,637)    (544,877)
                               ------------   ------------   -----------  -----------  -----------
   Net investment income
     (loss)                         366,699         87,269         1,432      (16,151)     304,368
   Net realized gain (loss)       7,989,131      2,176,677       206,867    2,081,060      149,046
   Capital gain distribution
     from mutual funds            8,002,551      5,251,412       464,836    3,864,256           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (23,747,515)   (12,279,417)   (1,096,070)  (9,439,004)  (1,246,824)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from operations         (7,389,134)    (4,764,059)     (422,935)  (3,509,839)    (793,410)
                               ------------   ------------   -----------  -----------  -----------
From contract transactions:
   Payments received from
     contract owners              2,740,487        217,330           159      819,261      455,697
   Payments for contract
     benefits or terminations   (16,895,811)    (3,879,201)     (330,840)  (3,627,198)  (4,631,406)
   Transfers between
     sub-accounts (including
     fixed account), net         (1,840,085)         9,710       (52,802)     435,680      986,377
   Contract maintenance
     charges                       (875,618)       (14,169)       (6,878)    (154,774)     (11,937)
   Adjustments to net assets
     allocated to contracts
     in payout period                 2,066          7,933           157           84        2,060
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (16,868,961)    (3,658,397)     (390,204)  (2,526,947)  (3,199,209)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets                        (24,258,095)    (8,422,456)     (813,139)  (6,036,786)  (3,992,619)
Net assets at beginning of
  period                        140,944,540     41,995,898     3,790,728   30,823,302   37,655,182
                               ------------   ------------   -----------  -----------  -----------
Net assets at end of period    $116,686,445   $ 33,573,442   $ 2,977,589  $24,786,516  $33,662,563
                               ============   ============   ===========  ===========  ===========
Beginning units                   6,070,332      1,235,550       114,017    1,565,465    1,278,053
Units issued                        396,983         36,001         3,342      189,862       98,227
Units redeemed                   (1,063,826)      (143,567)      (14,985)    (318,402)    (209,766)
                               ------------   ------------   -----------  -----------  -----------
Ending units                      5,403,489      1,127,984       102,374    1,436,925    1,166,514
                               ============   ============   ===========  ===========  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $  2,623,774   $    721,566   $    61,938  $   472,291  $   885,730
   Mortality and expense risk
     and administrative
     charges                     (2,073,119)      (606,707)      (57,028)    (461,255)    (577,400)
                               ------------   ------------   -----------  -----------  -----------
   Net investment income
     (loss)                         550,655        114,859         4,910       11,036      308,330
   Net realized gain (loss)       7,823,375      1,936,734       215,522    2,078,421      260,991
   Capital gain distribution
     from mutual funds            6,894,225             --            --           --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  5,587,965      6,047,040       530,038    3,913,654      330,085
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from operations         20,856,220      8,098,633       750,470    6,003,111      899,406
                               ------------   ------------   -----------  -----------  -----------
From contract transactions:
   Payments received from
     contract owners              3,082,730         99,054           432      679,363      350,736
   Payments for contract
     benefits or terminations   (13,066,304)    (3,675,486)     (372,786)  (3,980,696)  (3,823,959)
   Transfers between
     sub-accounts (including
     fixed account), net         (2,873,438)      (442,014)     (177,630)    (497,799)   1,301,885
   Contract maintenance
     charges                       (869,589)       (16,560)       (6,806)    (150,923)     (15,553)
   Adjustments to net assets
     allocated to contracts
     in payout period                  (978)           720           106          198       (1,032)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (13,727,579)    (4,034,286)     (556,684)  (3,949,857)  (2,187,923)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets                          7,128,641      4,064,347       193,786    2,053,254   (1,288,517)
Net assets at beginning of
  period                        133,815,899     37,931,551     3,596,942   28,770,048   38,943,699
                               ------------   ------------   -----------  -----------  -----------
Net assets at end of period    $140,944,540   $ 41,995,898   $ 3,790,728  $30,823,302  $37,655,182
                               ============   ============   ===========  ===========  ===========
Beginning units                   6,661,764      1,368,531       132,337    1,768,510    1,352,999
Units issued                        669,850         23,143         1,094      165,720       99,998
Units redeemed                   (1,261,282)      (156,124)      (19,414)    (368,765)    (174,944)
                               ------------   ------------   -----------  -----------  -----------
Ending units                      6,070,332      1,235,550       114,017    1,565,465    1,278,053
                               ============   ============   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                          SAST SA                        SAST SA      SAST SA       SAST SA
                                                         JPMorgan                       JPMorgan     JPMorgan      JPMorgan
                                                         MFS Core         SAST SA        Mid-Cap      Mid-Cap       Mid-Cap
                                                           Bond        JPMorgan MFS      Growth       Growth        Growth
                                                         Portfolio       Core Bond      Portfolio    Portfolio     Portfolio
                                                          Class 2    Portfolio Class 3   Class 1      Class 2       Class 3
                                                        -----------  ----------------- -----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $   130,226    $  14,312,751   $        --  $        --  $         --
   Mortality and expense risk and administrative
     charges                                                (90,677)      (9,884,548)     (522,507)    (201,433)   (1,697,640)
                                                        -----------    -------------   -----------  -----------  ------------
   Net investment income (loss)                              39,549        4,428,203      (522,507)    (201,433)   (1,697,640)
   Net realized gain (loss)                                (103,494)      (6,517,191)    2,347,891      942,766     7,717,436
   Capital gain distribution from mutual funds                   --               --     3,982,660    1,519,239    13,123,735
   Change in unrealized appreciation (depreciation) of
     investments                                            (86,488)     (13,461,674)   (7,686,445)  (2,928,919)  (24,654,437)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from operations          (150,433)     (15,550,662)   (1,878,401)    (668,347)   (5,510,906)
                                                        -----------    -------------   -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       887       12,879,773       693,663        9,573     3,555,722
   Payments for contract benefits or terminations        (1,051,990)     (83,011,339)   (3,807,195)  (1,199,785)  (13,877,822)
   Transfers between sub-accounts (including fixed
     account), net                                         (165,162)     (32,921,681)      545,307     (287,168)   (3,068,672)
   Contract maintenance charges                             (14,035)      (5,552,225)      (13,562)     (25,962)     (507,586)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              805         1,752          827          (310)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                           (1,230,300)    (108,604,667)   (2,580,035)  (1,502,515)  (13,898,668)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets                        (1,380,733)    (124,155,329)   (4,458,436)  (2,170,862)  (19,409,574)
Net assets at beginning of period                         6,341,421      703,755,258    33,512,190   12,833,247   112,694,882
                                                        -----------    -------------   -----------  -----------  ------------
Net assets at end of period                             $ 4,960,688    $ 579,599,929   $29,053,754  $10,662,385  $ 93,285,308
                                                        ===========    =============   ===========  ===========  ============
Beginning units                                             221,946       43,011,014     1,337,546      525,997     4,655,356
Units issued                                                 10,072        4,059,231        96,063        7,921       543,014
Units redeemed                                              (54,361)     (10,627,112)     (195,306)     (66,131)   (1,069,015)
                                                        -----------    -------------   -----------  -----------  ------------
Ending units                                                177,657       36,443,133     1,238,303      467,787     4,129,355
                                                        ===========    =============   ===========  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $   145,205    $  15,079,146   $        --  $        --  $         --
   Mortality and expense risk and administrative
     charges                                               (103,538)     (10,450,629)     (482,827)    (196,939)   (1,735,737)
                                                        -----------    -------------   -----------  -----------  ------------
   Net investment income (loss)                              41,667        4,628,517      (482,827)    (196,939)   (1,735,737)
   Net realized gain (loss)                                 (32,812)        (584,081)    2,019,481    1,217,759     8,305,510
   Capital gain distribution from mutual funds                   --               --     1,761,751      711,301     6,372,840
   Change in unrealized appreciation (depreciation) of
     investments                                            136,886       10,784,309     4,376,910    1,305,657    13,985,550
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from operations           145,741       14,828,745     7,675,315    3,037,778    26,928,163
                                                        -----------    -------------   -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    84,650       15,722,103       557,459       23,208     2,540,179
   Payments for contract benefits or terminations        (1,162,950)     (71,753,317)   (3,485,638)  (1,656,300)  (12,971,325)
   Transfers between sub-accounts (including fixed
     account), net                                          320,187       55,771,423        31,053     (490,585)   (7,519,430)
   Contract maintenance charges                             (14,729)      (5,478,338)      (14,993)     (25,499)     (527,939)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              (21)          301         (122)         (361)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (772,842)      (5,738,150)   (2,911,818)  (2,149,298)  (18,478,876)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets                          (627,101)       9,090,595     4,763,497      888,480     8,449,287
Net assets at beginning of period                         6,968,522      694,664,663    28,748,693   11,944,767   104,245,595
                                                        -----------    -------------   -----------  -----------  ------------
Net assets at end of period                             $ 6,341,421    $ 703,755,258   $33,512,190  $12,833,247  $112,694,882
                                                        ===========    =============   ===========  ===========  ============
Beginning units                                             249,214       43,120,503     1,465,011      623,566     5,475,198
Units issued                                                 28,348        7,386,202        92,951       11,645       454,692
Units redeemed                                              (55,616)      (7,495,691)     (220,416)    (109,214)   (1,274,534)
                                                        -----------    -------------   -----------  -----------  ------------
Ending units                                                221,946       43,011,014     1,337,546      525,997     4,655,356
                                                        ===========    =============   ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                         SAST SA                SAST SA                    SAST SA
                                                        Large Cap   SAST SA    Large Cap  SAST SA Legg    Legg Mason
                                                         Growth    Large Cap     Value      Mason BW       BW Large
                                                          Index      Index       Index      Large Cap     Cap Value
                                                        Portfolio  Portfolio   Portfolio Value Portfolio  Portfolio
                                                         Class 3    Class 3     Class 3      Class 1       Class 2
                                                        --------- -----------  --------- --------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $  1,585  $   328,291  $  7,041   $  5,419,199   $   613,402
   Mortality and expense risk and administrative
     charges                                              (1,381)    (129,863)   (1,717)    (5,000,821)     (635,893)
                                                        --------  -----------  --------   ------------   -----------
   Net investment income (loss)                              204      198,428     5,324        418,378       (22,491)
   Net realized gain (loss)                                 (231)    (264,595)       49      1,440,398        35,520
   Capital gain distribution from mutual funds               672      329,558       839     26,185,277     3,279,116
   Change in unrealized appreciation (depreciation) of
     investments                                         (28,766)  (1,264,976)  (49,209)   (59,035,218)   (7,223,796)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from operations        (28,121)  (1,001,585)  (42,997)   (30,991,165)   (3,931,651)
                                                        --------  -----------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                122,719    3,017,915   477,919      1,043,107        55,555
   Payments for contract benefits or terminations         (1,982)     (74,495)     (333)   (35,311,490)   (4,472,300)
   Transfers between sub-accounts (including fixed
     account), net                                       176,164    1,969,291    59,545        (14,925)      131,946
   Contract maintenance charges                               --         (633)       --       (117,988)      (81,239)
   Adjustments to net assets allocated to contracts in
     payout period                                            --           --        --         27,830         5,975
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                           296,901    4,912,078   537,131    (34,373,466)   (4,360,063)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets                        268,780    3,910,493   494,134    (65,364,631)   (8,291,714)
Net assets at beginning of period                             --    5,798,341        --    345,232,161    43,046,918
                                                        --------  -----------  --------   ------------   -----------
Net assets at end of period                             $268,780  $ 9,708,834  $494,134   $279,867,530   $34,755,204
                                                        ========  ===========  ========   ============   ===========
Beginning units                                               --      553,199        --      4,994,805       638,187
Units issued                                              28,562      779,966    57,774        188,181        26,454
Units redeemed                                              (514)    (343,734)   (4,553)      (682,269)      (90,241)
                                                        --------  -----------  --------   ------------   -----------
Ending units                                              28,048      989,431    53,221      4,500,717       574,400
                                                        ========  ===========  ========   ============   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $     --  $        --  $     --   $  5,962,097   $   690,816
   Mortality and expense risk and administrative
     charges                                                  --         (773)       --     (5,099,122)     (673,650)
                                                        --------  -----------  --------   ------------   -----------
   Net investment income (loss)                               --         (773)       --        862,975        17,166
   Net realized gain (loss)                                   --           35        --     (1,246,382)     (260,782)
   Capital gain distribution from mutual funds                --           --        --     11,623,956     1,474,965
   Change in unrealized appreciation (depreciation) of
     investments                                              --      (12,620)       --     46,572,611     6,095,852
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from operations             --      (13,358)       --     57,813,160     7,327,201
                                                        --------  -----------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                     --       25,000        --      1,073,322        66,743
   Payments for contract benefits or terminations             --           --        --    (37,691,363)   (6,618,408)
   Transfers between sub-accounts (including fixed
     account), net                                            --    5,786,699        --     (7,698,177)   (1,469,662)
   Contract maintenance charges                               --           --        --       (134,213)      (86,815)
   Adjustments to net assets allocated to contracts in
     payout period                                            --           --        --         12,557          (392)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                                --    5,811,699        --    (44,437,874)   (8,108,534)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets                             --    5,798,341        --     13,375,286      (781,333)
Net assets at beginning of period                             --           --        --    331,856,875    43,828,251
                                                        --------  -----------  --------   ------------   -----------
Net assets at end of period                             $     --  $ 5,798,341  $     --   $345,232,161   $43,046,918
                                                        ========  ===========  ========   ============   ===========
Beginning units                                               --           --        --      5,697,680       770,664
Units issued                                                  --      553,204        --         45,245         5,927
Units redeemed                                                --           (5)       --       (748,120)     (138,404)
                                                        --------  -----------  --------   ------------   -----------
Ending units                                                  --      553,199        --      4,994,805       638,187
                                                        ========  ===========  ========   ============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   SAST SA
                                                         SAST SA Legg      SAST SA       SAST SA      SAST SA     MFS Blue
                                                           Mason BW      Legg Mason    Legg Mason    MFS Blue       Chip
                                                           Large Cap      Tactical      Tactical    Chip Growth    Growth
                                                        Value Portfolio Opportunities Opportunities  Portfolio    Portfolio
                                                            Class 3        Class 1       Class 3      Class 1      Class 2
                                                        --------------- ------------- ------------- -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  5,444,787      $   471     $   276,069  $    30,936  $    6,090
   Mortality and expense risk and administrative
     charges                                               (6,076,637)        (167)       (158,991)    (124,583)    (42,640)
                                                         ------------      -------     -----------  -----------  ----------
   Net investment income (loss)                              (631,850)         304         117,078      (93,647)    (36,550)
   Net realized gain (loss)                                (3,571,106)          36          22,927      572,649     309,365
   Capital gain distribution from mutual funds             31,211,292           54          33,544      574,605     185,212
   Change in unrealized appreciation (depreciation) of
     investments                                          (65,059,553)      (2,283)     (1,662,979)  (1,504,735)   (590,860)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from operations         (38,051,217)      (1,889)     (1,489,430)    (451,128)   (132,833)
                                                         ------------      -------     -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                   2,952,138        7,500      18,480,376       41,741          --
   Payments for contract benefits or terminations         (53,657,214)        (356)       (212,758)    (869,808)   (475,528)
   Transfers between sub-accounts (including fixed
     account), net                                         20,965,542         (234)        994,841     (297,631)     27,373
   Contract maintenance charges                            (2,023,359)        (426)       (127,495)      (4,028)     (6,357)
   Adjustments to net assets allocated to contracts in
     payout period                                              2,538           --              --        1,593          --
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                            (31,760,355)       6,484      19,134,964   (1,128,133)   (454,512)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets                         (69,811,572)       4,595      17,645,534   (1,579,261)   (587,345)
Net assets at beginning of period                         413,453,388       23,851       2,912,461    8,154,326   2,793,112
                                                         ------------      -------     -----------  -----------  ----------
Net assets at end of period                              $343,641,816      $28,446     $20,557,995  $ 6,575,065  $2,205,767
                                                         ============      =======     ===========  ===========  ==========
Beginning units                                            12,159,415        2,314         283,268      628,960     224,398
Units issued                                                1,700,891        1,747       2,008,022       27,596       6,042
Units redeemed                                             (2,249,188)      (1,118)       (137,180)    (113,808)    (40,038)
                                                         ------------      -------     -----------  -----------  ----------
Ending units                                               11,611,118        2,943       2,154,110      542,748     190,402
                                                         ============      =======     ===========  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  6,307,987      $    86     $     7,782  $    53,573  $   14,207
   Mortality and expense risk and administrative
     charges                                               (6,321,890)          (4)         (2,451)    (115,413)    (41,778)
                                                         ------------      -------     -----------  -----------  ----------
   Net investment income (loss)                               (13,903)          82           5,331      (61,840)    (27,571)
   Net realized gain (loss)                                (6,038,761)          --              25      388,253     175,120
   Capital gain distribution from mutual funds             14,235,416           --              --      163,827      55,343
   Change in unrealized appreciation (depreciation) of
     investments                                           61,220,362          (43)         23,305    1,193,345     388,670
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from operations          69,403,114           39          28,661    1,683,585     591,562
                                                         ------------      -------     -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                   4,452,473       23,800       2,746,381       86,782         (15)
   Payments for contract benefits or terminations         (51,234,797)          --            (405)    (786,150)   (287,511)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,391,569)          12         137,824      356,062     (30,703)
   Contract maintenance charges                            (2,085,851)          --              --       (3,796)     (6,168)
   Adjustments to net assets allocated to contracts in
     payout period                                             (3,324)          --              --          166          --
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                            (60,263,068)      23,812       2,883,800     (346,936)   (324,397)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets                           9,140,046       23,851       2,912,461    1,336,649     267,165
Net assets at beginning of period                         404,313,342           --              --    6,817,677   2,525,947
                                                         ------------      -------     -----------  -----------  ----------
Net assets at end of period                              $413,453,388      $23,851     $ 2,912,461  $ 8,154,326  $2,793,112
                                                         ============      =======     ===========  ===========  ==========
Beginning units                                            13,854,264           --              --      657,941     253,275
Units issued                                                  751,797        2,314         283,419       56,085       1,047
Units redeemed                                             (2,446,646)          --            (151)     (85,066)    (29,924)
                                                         ------------      -------     -----------  -----------  ----------
Ending units                                               12,159,415        2,314         283,268      628,960     224,398
                                                         ============      =======     ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               SAST SA
                                                                                 MFS
                                               SAST SA MFS    SAST SA MFS   Massachusetts   SAST SA MFS
                                                Blue Chip    Massachusetts    Investors    Massachusetts    SAST SA MFS
                                                 Growth     Investors Trust     Trust     Investors Trust Telecom Utility
                                                Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                 Class 3        Class 1        Class 2        Class 3         Class 1
                                              ------------  --------------- ------------- --------------- ---------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                  $    133,120   $    373,024    $    46,950   $  1,269,459    $    472,936
   Mortality and expense risk and
     administrative charges                     (1,480,263)      (727,472)      (122,487)    (3,769,443)       (127,660)
                                              ------------   ------------    -----------   ------------    ------------
   Net investment income (loss)                 (1,347,143)      (354,448)       (75,537)    (2,499,984)        345,276
   Net realized gain (loss)                      9,538,343      3,427,380        821,443     21,510,343         707,061
   Capital gain distribution from mutual
     funds                                       6,798,229      4,042,330        636,956     20,659,563       1,279,898
   Change in unrealized appreciation
     (depreciation) of investments             (19,972,489)   (10,000,967)    (1,815,517)   (54,288,684)     (2,091,967)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  operations                                    (4,983,060)    (2,885,705)      (432,655)   (14,618,762)        240,268
                                              ------------   ------------    -----------   ------------    ------------
From contract transactions:
   Payments received from contract owners        2,354,141        211,093         12,057      1,289,781          63,914
   Payments for contract benefits or
     terminations                              (13,074,974)    (5,086,465)      (972,052)   (30,970,798)     (1,016,023)
   Transfers between sub-accounts (including
     fixed account), net                          (187,614)    (1,297,785)      (519,162)    (4,946,791)    (10,491,230)
   Contract maintenance charges                   (589,661)       (21,072)       (16,362)    (1,810,661)         (4,814)
   Adjustments to net assets allocated to
     contracts in payout period                       (533)         5,840            159            161           1,020
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  contract transactions                        (11,498,641)    (6,188,389)    (1,495,360)   (36,438,308)    (11,447,133)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets              (16,481,701)    (9,074,094)    (1,928,015)   (51,057,070)    (11,206,865)
Net assets at beginning of period               99,386,742     49,594,539      8,355,736    261,223,335      11,206,865
                                              ------------   ------------    -----------   ------------    ------------
Net assets at end of period                   $ 82,905,041   $ 40,520,445    $ 6,427,721   $210,166,265    $         --
                                              ============   ============    ===========   ============    ============
Beginning units                                  5,856,762      1,037,465        179,689      9,771,722         422,559
Units issued                                       681,357         10,423          9,591        421,462          11,777
Units redeemed                                  (1,301,805)      (138,054)       (40,653)    (1,686,071)       (434,336)
                                              ------------   ------------    -----------   ------------    ------------
Ending units                                     5,236,314        909,834        148,627      8,507,113              --
                                              ============   ============    ===========   ============    ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                  $    448,276   $    492,853    $    70,106   $  2,071,203    $    302,319
   Mortality and expense risk and
     administrative charges                     (1,466,943)      (729,000)      (126,636)    (3,971,195)       (176,437)
                                              ------------   ------------    -----------   ------------    ------------
   Net investment income (loss)                 (1,018,667)      (236,147)       (56,530)    (1,899,992)        125,882
   Net realized gain (loss)                      7,872,504      2,959,403        853,981     20,788,951         562,117
   Capital gain distribution from mutual
     funds                                       2,021,057      1,220,948        203,158      6,643,132         111,115
   Change in unrealized appreciation
     (depreciation) of investments              12,489,112      5,383,778        566,861     24,786,429         652,372
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  operations                                    21,364,006      9,327,982      1,567,470     50,318,520       1,451,486
                                              ------------   ------------    -----------   ------------    ------------
From contract transactions:
   Payments received from contract owners        2,467,293        371,708          9,259      3,180,069          96,902
   Payments for contract benefits or
     terminations                              (10,662,386)    (4,960,387)    (1,391,646)   (27,636,248)     (1,359,280)
   Transfers between sub-accounts (including
     fixed account), net                        (3,589,194)      (749,307)        59,374    (14,342,974)       (301,485)
   Contract maintenance charges                   (589,863)       (23,427)       (16,876)    (1,837,000)         (6,923)
   Adjustments to net assets allocated to
     contracts in payout period                         95          4,247            111            (98)             (9)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  contract transactions                        (12,374,055)    (5,357,166)    (1,339,778)   (40,636,251)     (1,570,795)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets                8,989,951      3,970,816        227,692      9,682,269        (119,309)
Net assets at beginning of period               90,396,791     45,623,723      8,128,044    251,541,066      11,326,174
                                              ------------   ------------    -----------   ------------    ------------
Net assets at end of period                   $ 99,386,742   $ 49,594,539    $ 8,355,736   $261,223,335    $ 11,206,865
                                              ============   ============    ===========   ============    ============
Beginning units                                  6,716,150      1,162,651        211,826     11,336,228         483,684
Units issued                                       583,020         23,142          8,790        592,216          11,013
Units redeemed                                  (1,442,408)      (148,328)       (40,927)    (2,156,722)        (72,138)
                                              ------------   ------------    -----------   ------------    ------------
Ending units                                     5,856,762      1,037,465        179,689      9,771,722         422,559
                                              ============   ============    ===========   ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                     SAST SA                                    SAST SA
                                                   MFS Telecom    SAST SA MFS   SAST SA MFS    MFS Total   SAST SA MFS
                                                     Utility    Telecom Utility Total Return    Return     Total Return
                                                    Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                     Class 2        Class 3       Class 1       Class 2      Class 3
                                                   -----------  --------------- ------------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                       $    51,034   $    860,785   $  2,050,691  $   497,412  $  3,155,831
   Mortality and expense risk and administrative
     charges                                           (14,932)      (260,304)    (1,539,133)    (415,418)   (2,620,928)
                                                   -----------   ------------   ------------  -----------  ------------
   Net investment income (loss)                         36,102        600,481        511,558       81,994       534,903
   Net realized gain (loss)                             10,751     (1,626,138)     3,362,354      942,606     4,969,925
   Capital gain distribution from mutual funds         146,204      2,580,060      5,445,608    1,437,019     9,520,171
   Change in unrealized appreciation
     (depreciation) of investments                    (169,194)    (1,072,974)   (16,391,255)  (4,371,201)  (27,566,233)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from operations       23,863        481,429     (7,071,735)  (1,909,582)  (12,541,234)
                                                   -----------   ------------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  258        395,363        749,129       19,347    12,733,160
   Payments for contract benefits or terminations     (142,607)    (2,142,450)   (12,043,157)  (2,955,309)  (23,494,061)
   Transfers between sub-accounts (including
     fixed account), net                            (1,107,255)   (21,044,454)    (1,635,721)    (870,246)     (504,858)
   Contract maintenance charges                         (1,509)       (90,428)       (35,555)     (49,697)     (779,610)
   Adjustments to net assets allocated to
     contracts in payout period                             --            112          4,312        1,936         1,187
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (1,251,113)   (22,881,857)   (12,960,992)  (3,853,969)  (12,044,182)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets                   (1,227,250)   (22,400,428)   (20,032,727)  (5,763,551)  (24,585,416)
Net assets at beginning of period                    1,227,250     22,400,428    107,789,576   28,831,401   177,549,051
                                                   -----------   ------------   ------------  -----------  ------------
Net assets at end of period                        $        --   $         --   $ 87,756,849  $23,067,850  $152,963,635
                                                   ===========   ============   ============  ===========  ============
Beginning units                                         47,993      1,112,532      2,420,528      663,581     6,814,323
Units issued                                             2,657         89,959         59,563        6,462     1,134,878
Units redeemed                                         (50,650)    (1,202,491)      (342,226)     (97,082)   (1,350,561)
                                                   -----------   ------------   ------------  -----------  ------------
Ending units                                                --             --      2,137,865      572,961     6,598,640
                                                   ===========   ============   ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                       $    32,251   $    535,426   $  2,661,816  $   671,062  $  3,936,169
   Mortality and expense risk and administrative
     charges                                           (20,808)      (347,405)    (1,659,499)    (460,465)   (2,674,468)
                                                   -----------   ------------   ------------  -----------  ------------
   Net investment income (loss)                         11,443        188,021      1,002,317      210,597     1,261,701
   Net realized gain (loss)                            108,273        412,053      3,868,580    1,186,247     6,725,471
   Capital gain distribution from mutual funds          12,659        217,250      5,767,982    1,555,747     9,430,685
   Change in unrealized appreciation
     (depreciation) of investments                      29,658      1,946,580        213,491      (74,946)     (692,127)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from operations      162,033      2,763,904     10,852,370    2,877,645    16,725,730
                                                   -----------   ------------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  660        992,489      1,036,897       23,617    11,853,706
   Payments for contract benefits or terminations     (224,986)    (2,372,746)   (11,977,598)  (3,674,763)  (24,829,876)
   Transfers between sub-accounts (including
     fixed account), net                               (78,938)      (969,715)      (673,796)    (234,776)    6,623,905
   Contract maintenance charges                         (2,468)      (120,289)       (40,658)     (52,470)     (668,195)
   Adjustments to net assets allocated to
     contracts in payout period                           (286)          (183)         7,909       (1,070)          520
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                        (306,018)    (2,470,444)   (11,647,246)  (3,939,462)   (7,019,940)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets                     (143,985)       293,460       (794,876)  (1,061,817)    9,705,790
Net assets at beginning of period                    1,371,235     22,106,968    108,584,452   29,893,218   167,843,261
                                                   -----------   ------------   ------------  -----------  ------------
Net assets at end of period                        $ 1,227,250   $ 22,400,428   $107,789,576  $28,831,401  $177,549,051
                                                   ===========   ============   ============  ===========  ============
Beginning units                                         60,597      1,217,465      2,693,485      758,634     6,682,583
Units issued                                             1,910        187,895         84,281       16,590     1,468,881
Units redeemed                                         (14,514)      (292,828)      (357,238)    (111,643)   (1,337,141)
                                                   -----------   ------------   ------------  -----------  ------------
Ending units                                            47,993      1,112,532      2,420,528      663,581     6,814,323
                                                   ===========   ============   ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                              SAST SA       SAST SA
                                              Morgan        Morgan        SAST SA       SAST SA
                                 SAST SA      Stanley       Stanley    Morgan Stanley Oppenheimer
                                 Mid Cap   International International International  Main Street
                                  Index      Equities      Equities       Equities     Large Cap
                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                 Class 3      Class 1       Class 2       Class 3       Class 1
                               ----------  ------------- ------------- -------------- -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   14,430   $   325,716   $    96,320   $  1,062,537  $   263,114
   Mortality and expense risk
     and administrative
     charges                      (13,449)     (415,124)     (144,694)    (1,749,026)    (372,804)
                               ----------   -----------   -----------   ------------  -----------
   Net investment income
     (loss)                           981       (89,408)      (48,374)      (686,489)    (109,690)
   Net realized gain (loss)       (11,625)      436,194       346,344      2,713,401    1,939,725
   Capital gain distribution
     from mutual funds             58,989       607,219       207,528      2,545,198    1,410,951
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 (390,811)   (5,095,581)   (1,934,589)   (22,111,431)  (5,333,740)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from operations         (342,466)   (4,141,576)   (1,429,091)   (17,539,321)  (2,092,754)
                               ----------   -----------   -----------   ------------  -----------
From contract transactions:
   Payments received from
     contract owners            1,857,703        86,562        26,105        947,148      193,953
   Payments for contract
     benefits or terminations     (14,472)   (3,423,585)     (951,148)   (14,152,326)  (2,864,693)
   Transfers between
     sub-accounts (including
     fixed account), net          121,357      (272,519)     (106,994)     3,730,340     (677,562)
   Contract maintenance
     charges                         (506)      (14,362)      (25,220)      (597,888)     (11,109)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --         6,186         1,588          3,197        2,607
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  1,964,082    (3,617,718)   (1,055,669)   (10,069,529)  (3,356,804)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets                        1,621,616    (7,759,294)   (2,484,760)   (27,608,850)  (5,449,558)
Net assets at beginning of
  period                          176,136    30,148,322    10,105,910    123,218,042   26,027,800
                               ----------   -----------   -----------   ------------  -----------
Net assets at end of period    $1,797,752   $22,389,028   $ 7,621,150   $ 95,609,192  $20,578,242
                               ==========   ===========   ===========   ============  ===========
Beginning units                    16,855     1,839,686       635,865      8,553,906      681,584
Units issued                      228,165        60,829        25,331        813,670       12,957
Units redeemed                    (47,182)     (288,196)      (94,205)    (1,478,973)    (100,550)
                               ----------   -----------   -----------   ------------  -----------
Ending units                      197,838     1,612,319       566,991      7,888,603      593,991
                               ==========   ===========   ===========   ============  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $    1,063   $   344,743   $   103,349   $  1,163,662  $   265,091
   Mortality and expense risk
     and administrative
     charges                         (284)     (444,443)     (159,288)    (1,924,031)    (396,106)
                               ----------   -----------   -----------   ------------  -----------
   Net investment income
     (loss)                           779       (99,700)      (55,939)      (760,369)    (131,015)
   Net realized gain (loss)            11       230,117       442,121      3,030,090    1,830,670
   Capital gain distribution
     from mutual funds              1,200            --            --             --      613,651
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    2,025     5,901,218     1,711,536     22,897,273    1,346,778
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from operations            4,015     6,031,635     2,097,718     25,166,994    3,660,084
                               ----------   -----------   -----------   ------------  -----------
From contract transactions:
   Payments received from
     contract owners               26,205        84,362        28,418      1,569,486       69,859
   Payments for contract
     benefits or terminations        (153)   (3,127,858)   (1,503,591)   (14,595,052)  (2,908,821)
   Transfers between
     sub-accounts (including
     fixed account), net          146,069       (64,149)     (438,142)    (4,724,045)    (394,473)
   Contract maintenance
     charges                           --       (15,258)      (28,253)      (663,704)     (13,352)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --         9,308          (351)        (3,739)         958
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                    172,121    (3,113,595)   (1,941,919)   (18,417,054)  (3,245,829)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets                          176,136     2,918,040       155,799      6,749,940      414,255
Net assets at beginning of
  period                               --    27,230,282     9,950,111    116,468,102   25,613,545
                               ----------   -----------   -----------   ------------  -----------
Net assets at end of period    $  176,136   $30,148,322   $10,105,910   $123,218,042  $26,027,800
                               ==========   ===========   ===========   ============  ===========
Beginning units                        --     2,046,678       769,565      9,863,969      772,040
Units issued                       16,871       117,258        15,581        652,124       14,747
Units redeemed                        (16)     (324,250)     (149,281)    (1,962,187)    (105,203)
                               ----------   -----------   -----------   ------------  -----------
Ending units                       16,855     1,839,686       635,865      8,553,906      681,584
                               ==========   ===========   ===========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA      SAST SA                        SAST SA      SAST SA
                               Oppenheimer  Oppenheimer                     PineBridge   PineBridge
                               Main Street  Main Street    SAST SA PIMCO    High-Yield   High-Yield
                                Large Cap    Large Cap     VCP Tactical        Bond         Bond
                                Portfolio    Portfolio       Balanced       Portfolio    Portfolio
                                 Class 2      Class 3    Portfolio Class 3   Class 1      Class 2
                               ----------- ------------  ----------------- -----------  -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   30,554  $    468,293   $   32,662,081   $ 2,371,828  $   430,049
   Mortality and expense risk
     and administrative
     charges                      (53,448)     (850,059)     (16,111,593)     (556,765)    (108,315)
                               ----------  ------------   --------------   -----------  -----------
   Net investment income
     (loss)                       (22,894)     (381,766)      16,550,488     1,815,063      321,734
   Net realized gain (loss)       367,093     3,365,550        8,908,116      (217,612)      47,061
   Capital gain distribution
     from mutual funds            195,590     3,269,394      160,942,859            --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 (838,047)  (11,175,630)    (283,257,979)   (3,472,200)    (720,146)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from operations         (298,258)   (4,922,452)     (96,856,516)   (1,874,749)    (351,351)
                               ----------  ------------   --------------   -----------  -----------
From contract transactions:
   Payments received from
     contract owners               13,945       634,951       45,477,088       236,100        1,753
   Payments for contract
     benefits or terminations    (521,921)   (6,424,151)     (60,363,006)   (4,163,501)    (889,454)
   Transfers between
     sub-accounts (including
     fixed account), net           37,086       444,091        3,071,406    (1,494,379)    (654,503)
   Contract maintenance
     charges                       (6,258)     (271,078)     (11,023,584)      (14,363)     (16,230)
   Adjustments to net assets
     allocated to contracts
     in payout period                  97        (1,763)           1,791         3,338          136
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                   (477,051)   (5,617,950)     (22,836,305)   (5,432,805)  (1,558,298)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets                         (775,309)  (10,540,402)    (119,692,821)   (7,307,554)  (1,909,649)
Net assets at beginning of
  period                        3,671,426    59,024,297    1,173,983,269    38,016,279    7,827,063
                               ----------  ------------   --------------   -----------  -----------
Net assets at end of period    $2,896,117  $ 48,483,895   $1,054,290,448   $30,708,725  $ 5,917,414
                               ==========  ============   ==============   ===========  ===========
Beginning units                    99,114     2,416,386       90,455,794     1,156,588      246,858
Units issued                        2,732       191,001        7,835,872       232,161        5,613
Units redeemed                    (15,489)     (396,608)      (9,581,297)     (401,740)     (55,222)
                               ----------  ------------   --------------   -----------  -----------
Ending units                       86,357     2,210,779       88,710,369       987,009      197,249
                               ==========  ============   ==============   ===========  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $   32,175  $    469,344   $    1,957,675   $ 3,630,232  $   690,583
   Mortality and expense risk
     and administrative
     charges                      (60,633)     (871,097)     (14,932,348)     (631,006)    (126,516)
                               ----------  ------------   --------------   -----------  -----------
   Net investment income
     (loss)                       (28,458)     (401,753)     (12,974,673)    2,999,226      564,067
   Net realized gain (loss)       527,171     3,394,004        4,684,382       281,790      209,853
   Capital gain distribution
     from mutual funds             89,937     1,379,406       54,616,335            --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (49,129)    3,569,634       98,885,403       (25,261)    (175,941)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from operations          539,521     7,941,291      145,211,447     3,255,755      597,979
                               ----------  ------------   --------------   -----------  -----------
From contract transactions:
   Payments received from
     contract owners               12,784     2,597,675       90,569,125       139,219       53,862
   Payments for contract
     benefits or terminations    (561,954)   (5,908,531)     (44,558,553)   (4,752,531)  (1,018,707)
   Transfers between
     sub-accounts (including
     fixed account), net         (266,424)      897,404       73,250,217    (2,515,492)     503,542
   Contract maintenance
     charges                       (6,987)     (277,757)     (10,006,526)      (16,877)     (17,612)
   Adjustments to net assets
     allocated to contracts
     in payout period                  72          (182)             289         5,960           36
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                   (822,509)   (2,691,391)     109,254,552    (7,139,721)    (478,879)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets                         (282,988)    5,249,900      254,465,999    (3,883,966)     119,100
Net assets at beginning of
  period                        3,954,414    53,774,397      919,517,270    41,900,245    7,707,963
                               ----------  ------------   --------------   -----------  -----------
Net assets at end of period    $3,671,426  $ 59,024,297   $1,173,983,269   $38,016,279  $ 7,827,063
                               ==========  ============   ==============   ===========  ===========
Beginning units                   122,648     2,478,652       81,202,899     1,377,454      261,478
Units issued                          934       331,877       16,632,655       142,945       34,263
Units redeemed                    (24,468)     (394,143)      (7,379,760)     (363,811)     (48,883)
                               ----------  ------------   --------------   -----------  -----------
Ending units                       99,114     2,416,386       90,455,794     1,156,588      246,858
                               ==========  ============   ==============   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA       SAST SA       SAST SA     SAST SA
                                                                                Putnam        Putnam        Putnam     Schroders
                                                                 SAST SA     International International International    VCP
                                                                PineBridge    Growth and    Growth and    Growth and     Global
                                                                High-Yield      Income        Income        Income     Allocation
                                                              Bond Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                                 Class 3        Class 1       Class 2       Class 3     Class 1
                                                              -------------- ------------- ------------- ------------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  6,748,402   $   778,241   $   125,803  $  2,787,840   $    180
   Mortality and expense risk and administrative charges         (1,647,256)     (404,397)      (73,311)   (1,641,875)       (43)
                                                               ------------   -----------   -----------  ------------   --------
   Net investment income (loss)                                   5,101,146       373,844        52,492     1,145,965        137
   Net realized gain (loss)                                        (874,011)     (238,976)       99,172     3,865,812      3,132
   Change in unrealized appreciation (depreciation) of
     investments                                                 (9,961,240)   (5,192,749)   (1,040,870)  (25,084,314)       623
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from operations                (5,734,105)   (5,057,881)     (889,206)  (20,072,537)     3,892
                                                               ------------   -----------   -----------  ------------   --------
From contract transactions:
   Payments received from contract owners                         2,472,512        76,109         8,319       413,449    (97,250)
   Payments for contract benefits or terminations               (15,256,617)   (3,498,459)     (608,434)  (14,473,132)        --
   Transfers between sub-accounts (including fixed
     account), net                                               (6,510,750)      (37,932)       34,738     5,461,624     (2,489)
   Contract maintenance charges                                    (534,787)      (13,694)       (9,156)     (690,795)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                     (110)        5,428           174         3,510         --
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from contract transactions    (19,829,752)   (3,468,548)     (574,359)   (9,285,344)   (99,739)
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets                               (25,563,857)   (8,526,429)   (1,463,565)  (29,357,881)   (95,847)
Net assets at beginning of period                               116,360,217    29,412,803     5,160,572   115,766,412    165,195
                                                               ------------   -----------   -----------  ------------   --------
Net assets at end of period                                    $ 90,796,360   $20,886,374   $ 3,697,007  $ 86,408,531   $ 69,348
                                                               ============   ===========   ===========  ============   ========
Beginning units                                                   5,860,995     1,625,391       292,252     7,426,724     14,826
Units issued                                                      1,185,255        60,054        13,190       813,104      6,863
Units redeemed                                                   (2,178,276)     (260,728)      (46,719)   (1,380,946)   (14,827)
                                                               ------------   -----------   -----------  ------------   --------
Ending units                                                      4,867,974     1,424,717       258,723     6,858,882      6,862
                                                               ============   ===========   ===========  ============   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $ 10,512,282   $   432,449   $    69,167  $  1,419,577   $     --
   Mortality and expense risk and administrative charges         (1,874,085)     (437,705)      (82,041)   (1,874,697)       (25)
                                                               ------------   -----------   -----------  ------------   --------
   Net investment income (loss)                                   8,638,197        (5,256)      (12,874)     (455,120)       (25)
   Net realized gain (loss)                                       1,264,823      (342,609)       98,035     4,251,555         --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (690,494)    6,173,556       964,912    19,886,503        483
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from operations                 9,212,526     5,825,691     1,050,073    23,682,938        458
                                                               ------------   -----------   -----------  ------------   --------
From contract transactions:
   Payments received from contract owners                         3,807,193       152,526        20,638       652,241    164,750
   Payments for contract benefits or terminations               (15,331,836)   (2,964,137)     (666,136)  (16,426,363)        --
   Transfers between sub-accounts (including fixed
     account), net                                               (4,647,696)     (833,583)     (146,368)   (7,011,436)       (13)
   Contract maintenance charges                                    (561,260)      (15,063)       (9,806)     (792,077)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                    1,971         1,325           131        (2,750)        --
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from contract transactions    (16,731,628)   (3,658,932)     (801,541)  (23,580,385)   164,737
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets                                (7,519,102)    2,166,759       248,532       102,553    165,195
Net assets at beginning of period                               123,879,319    27,246,044     4,912,040   115,663,859         --
                                                               ------------   -----------   -----------  ------------   --------
Net assets at end of period                                    $116,360,217   $29,412,803   $ 5,160,572  $115,766,412   $165,195
                                                               ============   ===========   ===========  ============   ========
Beginning units                                                   6,690,025     1,845,105       340,179     9,026,207         --
Units issued                                                      1,191,908        39,879         9,113       349,723     14,828
Units redeemed                                                   (2,020,938)     (259,593)      (57,040)   (1,949,206)        (2)
                                                               ------------   -----------   -----------  ------------   --------
Ending units                                                      5,860,995     1,625,391       292,252     7,426,724     14,826
                                                               ============   ===========   ===========  ============   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA
                                                                                              T. Rowe    SAST SA T.   SAST SA
                                                                                               Price     Rowe Price   T. Rowe
                                                                    SAST SA        SAST SA     Asset       Asset       Price
                                                                 Schroders VCP    Small Cap  Allocation  Allocation     VCP
                                                                    Global          Index      Growth      Growth    Balanced
                                                                  Allocation      Portfolio  Portfolio   Portfolio   Portfolio
                                                               Portfolio Class 3   Class 3    Class 1     Class 3     Class 1
                                                               ----------------- ----------  ---------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  10,734,065   $    9,528   $   778   $   622,094  $  1,970
   Mortality and expense risk and administrative charges            (7,223,962)     (15,412)     (236)     (546,786)     (229)
                                                                 -------------   ----------   -------   -----------  --------
   Net investment income (loss)                                      3,510,103       (5,884)      542        75,308     1,741
   Net realized gain (loss)                                          5,106,705      (32,246)      145        (2,508)      (71)
   Capital gain distribution from mutual funds                      39,720,086       72,501       237       306,039     4,177
   Change in unrealized appreciation (depreciation) of
     investments                                                  (103,604,280)    (433,170)   (6,620)   (7,319,843)  (10,570)
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from operations                  (55,267,386)    (398,799)   (5,696)   (6,941,004)   (4,723)
                                                                 -------------   ----------   -------   -----------  --------
   From contract transactions:
   Payments received from contract owners                           35,988,586    1,625,080    70,000    78,167,244    40,000
   Payments for contract benefits or terminations                  (24,154,545)     (20,799)     (355)   (1,231,277)       --
   Transfers between sub-accounts (including fixed account),
     net                                                            (2,993,819)     373,410     6,982     8,615,085    24,433
   Contract maintenance charges                                     (5,207,357)        (506)     (557)     (409,949)     (449)
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from contract transactions         3,632,865    1,977,185    76,070    85,141,103    63,984
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets                                  (51,634,521)   1,578,386    70,374    78,200,099    59,261
Net assets at beginning of period                                  532,884,307      125,918        --     5,363,729        --
                                                                 -------------   ----------   -------   -----------  --------
Net assets at end of period                                      $ 481,249,786   $1,704,304   $70,374   $83,563,828  $ 59,261
                                                                 =============   ==========   =======   ===========  ========
Beginning units                                                     44,083,192       12,405        --       521,341        --
Units issued                                                         5,940,288      275,343     9,365     8,558,069     5,640
Units redeemed                                                      (5,677,249)     (94,647)   (2,098)     (351,347)     (103)
                                                                 -------------   ----------   -------   -----------  --------
Ending units                                                        44,346,231      193,101     7,267     8,728,063     5,537
                                                                 =============   ==========   =======   ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $          --   $      287   $    --   $    10,742  $     --
   Mortality and expense risk and administrative charges            (6,262,095)         (74)       --        (4,664)       --
                                                                 -------------   ----------   -------   -----------  --------
   Net investment income (loss)                                     (6,262,095)         213        --         6,078        --
   Net realized gain (loss)                                          1,693,410            7        --           528        --
   Capital gain distribution from mutual funds                       5,459,781          437        --           945        --
   Change in unrealized appreciation (depreciation) of
     investments                                                    49,109,566         (236)       --        36,552        --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from operations                   50,000,662          421        --        44,103        --
                                                                 -------------   ----------   -------   -----------  --------
   From contract transactions:
   Payments received from contract owners                           86,235,211      110,567        --     4,907,566        --
   Payments for contract benefits or terminations                  (17,683,428)        (153)       --        (7,889)       --
   Transfers between sub-accounts (including fixed account),
     net                                                            90,070,386       15,083        --       420,112        --
   Contract maintenance charges                                     (4,572,782)          --        --          (163)       --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from contract transactions       154,049,387      125,497        --     5,319,626        --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets                                  204,050,049      125,918        --     5,363,729        --
Net assets at beginning of period                                  328,834,258           --        --            --        --
                                                                 -------------   ----------   -------   -----------  --------
Net assets at end of period                                      $ 532,884,307   $  125,918   $    --   $ 5,363,729  $     --
                                                                 =============   ==========   =======   ===========  ========
Beginning units                                                     30,345,467           --        --            --        --
Units issued                                                        17,596,742       12,420        --       532,978        --
Units redeemed                                                      (3,859,017)         (15)       --       (11,637)       --
                                                                 -------------   ----------   -------   -----------  --------
Ending units                                                        44,083,192       12,405        --       521,341        --
                                                                 =============   ==========   =======   ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SAST SA
                                                                           SAST SA       SAST SA       VCP
                                                         SAST SA T.       Templeton     Templeton    Dynamic      SAST SA VCP
                                                       Rowe Price VCP   Foreign Value Foreign Value Allocation      Dynamic
                                                          Balanced        Portfolio     Portfolio   Portfolio     Allocation
                                                      Portfolio Class 3    Class 2       Class 3     Class 1   Portfolio Class 3
                                                      ----------------- ------------- ------------- ---------- -----------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                           $   27,299,038    $   528,197  $ 15,606,348   $  8,824   $   322,365,922
   Mortality and expense risk and administrative
     charges                                              (14,167,439)      (189,969)   (5,741,465)      (874)     (130,216,905)
                                                       --------------    -----------  ------------   --------   ---------------
   Net investment income (loss)                            13,131,599        338,228     9,864,883      7,950       192,149,017
   Net realized gain (loss)                                 7,904,107        307,227    10,201,924        132       212,182,832
   Capital gain distribution from mutual funds             74,876,824        251,457     7,757,908     22,146       970,003,623
   Change in unrealized appreciation (depreciation)
     of investments                                      (191,383,461)    (3,084,220)  (95,190,145)   (45,353)   (2,093,520,963)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from operations         (95,470,931)    (2,187,308)  (67,365,430)   (15,125)     (719,185,491)
                                                       --------------    -----------  ------------   --------   ---------------
From contract transactions:
   Payments received from contract owners                 140,110,181         36,964     1,645,938    169,256       120,186,621
   Payments for contract benefits or terminations         (49,739,054)    (1,191,782)  (46,062,541)        --      (638,389,062)
   Transfers between sub-accounts (including fixed
     account), net                                        116,510,072        184,668    26,289,927         (2)      (63,095,872)
   Contract maintenance charges                           (10,298,955)       (33,781)   (2,537,688)    (1,805)      (89,507,797)
   Adjustments to net assets allocated to contracts
     in payout period                                             152          1,480         3,375         --            54,876
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from contract
  transactions                                            196,582,396     (1,002,451)  (20,660,989)   167,449      (670,751,234)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets                         101,111,465     (3,189,759)  (88,026,419)   152,324    (1,389,936,725)
Net assets at beginning of period                         939,117,877     13,450,684   405,761,879     33,454     9,416,742,282
                                                       --------------    -----------  ------------   --------   ---------------
Net assets at end of period                            $1,040,229,342    $10,260,925  $317,735,460   $185,778   $ 8,026,805,557
                                                       ==============    ===========  ============   ========   ===============
Beginning units                                            75,659,289        624,363    26,653,126      2,865       661,860,534
Units issued                                               24,452,742         36,362     2,670,465     14,890        29,959,171
Units redeemed                                             (8,684,316)       (82,557)   (3,912,399)      (624)      (77,896,395)
                                                       --------------    -----------  ------------   --------   ---------------
Ending units                                               91,427,715        578,168    25,411,192     17,131       613,923,310
                                                       ==============    ===========  ============   ========   ===============
For the Year Ended December 31, 2017
From operations:
   Dividends                                           $      247,889    $   335,261  $  9,753,819   $    372   $    98,796,106
   Mortality and expense risk and administrative
     charges                                              (10,084,885)      (207,407)   (6,219,171)       (53)     (129,281,251)
                                                       --------------    -----------  ------------   --------   ---------------
   Net investment income (loss)                            (9,836,996)       127,854     3,534,648        319       (30,485,145)
   Net realized gain (loss)                                 3,980,363        333,519    12,455,273          5       190,781,582
   Capital gain distribution from mutual funds              2,785,349             --            --        657       187,574,170
   Change in unrealized appreciation (depreciation)
     of investments                                       117,478,289      1,949,740    56,751,877      1,068     1,152,376,036
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from operations         114,407,005      2,411,113    72,741,798      2,049     1,500,246,643
                                                       --------------    -----------  ------------   --------   ---------------
From contract transactions:
   Payments received from contract owners                 198,811,749         52,892     2,308,218     31,504       207,628,369
   Payments for contract benefits or terminations         (29,853,792)    (1,709,600)  (43,018,894)        --      (552,637,283)
   Transfers between sub-accounts (including fixed
     account), net                                        176,900,389       (386,466)  (18,910,144)       (12)     (199,768,973)
   Contract maintenance charges                            (7,354,105)       (38,178)   (2,624,372)       (87)      (83,753,469)
   Adjustments to net assets allocated to contracts
     in payout period                                               9           (358)           20         --           (31,561)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from contract
  transactions                                            338,504,250     (2,081,710)  (62,245,172)    31,405      (628,562,917)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets                         452,911,255        329,403    10,496,626     33,454       871,683,726
Net assets at beginning of period                         486,206,622     13,121,281   395,265,253         --     8,545,058,556
                                                       --------------    -----------  ------------   --------   ---------------
Net assets at end of period                            $  939,117,877    $13,450,684  $405,761,879   $ 33,454   $ 9,416,742,282
                                                       ==============    ===========  ============   ========   ===============
Beginning units                                            46,652,003        729,118    31,016,379         --       710,379,450
Units issued                                               35,167,581         11,431     1,177,180      2,879        34,158,163
Units redeemed                                             (6,160,295)      (116,186)   (5,540,433)       (14)      (82,677,079)
                                                       --------------    -----------  ------------   --------   ---------------
Ending units                                               75,659,289        624,363    26,653,126      2,865       661,860,534
                                                       ==============    ===========  ============   ========   ===============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               SAST SA                                    SAST SA     SAST SA
                                                                 VCP                       SAST SA VCP    WellsCap    WellsCap
                                                               Dynamic                        Index      Aggressive  Aggressive
                                                              Strategy     SAST SA VCP     Allocation      Growth      Growth
                                                              Portfolio Dynamic Strategy    Portfolio    Portfolio   Portfolio
                                                               Class 1  Portfolio Class 3    Class 3      Class 1     Class 2
                                                              --------- ----------------- ------------  -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  9,160   $   213,769,283  $  4,591,530  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                      (867)      (82,590,474)   (1,014,017)    (378,019)    (47,163)
                                                              --------   ---------------  ------------  -----------  ----------
   Net investment income (loss)                                  8,293       131,178,809     3,577,513     (378,019)    (47,163)
   Net realized gain (loss)                                        (73)      104,102,870       (28,114)   1,537,112     227,547
   Capital gain distribution from mutual funds                  17,949       499,427,165       439,674    3,334,052     405,383
   Change in unrealized appreciation (depreciation) of
     investments                                               (41,366)   (1,214,425,588)  (23,781,460)  (6,188,070)   (787,687)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations              (15,197)     (479,716,744)  (19,792,387)  (1,694,925)   (201,920)
                                                              --------   ---------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                      169,256        82,663,059    68,754,142      273,296       6,245
   Payments for contract benefits or terminations                   --      (407,184,717)   (2,623,839)  (2,353,105)   (192,179)
   Transfers between sub-accounts (including fixed
     account), net                                                  50       (46,223,529)  120,054,136      (10,283)   (113,535)
   Contract maintenance charges                                 (1,784)      (57,329,628)     (775,321)     (15,705)     (6,807)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           135,409            --        7,703          --
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions   167,522      (427,939,406)  185,409,118   (2,098,094)   (306,276)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets                              152,325      (907,656,150)  165,616,731   (3,793,019)   (508,196)
Net assets at beginning of period                               33,455     6,014,279,127     9,859,521   24,394,787   2,993,503
                                                              --------   ---------------  ------------  -----------  ----------
Net assets at end of period                                   $185,780   $ 5,106,622,977  $175,476,252  $20,601,768  $2,485,307
                                                              ========   ===============  ============  ===========  ==========
Beginning units                                                  2,896       429,754,292       948,845      908,624     115,170
Units issued                                                    14,665        18,923,082    18,277,963       32,773       2,019
Units redeemed                                                    (180)      (50,056,987)     (747,170)    (105,395)    (12,904)
                                                              --------   ---------------  ------------  -----------  ----------
Ending units                                                    17,381       398,620,387    18,479,638      836,002     104,285
                                                              ========   ===============  ============  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    362   $    61,371,304  $     28,504  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                       (53)      (82,269,904)      (12,267)    (350,873)    (46,884)
                                                              --------   ---------------  ------------  -----------  ----------
   Net investment income (loss)                                    309       (20,898,600)       16,237     (350,873)    (46,884)
   Net realized gain (loss)                                          4        80,454,067         2,272    1,391,164     332,443
   Capital gain distribution from mutual funds                     640       116,814,074        12,061           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,067       707,632,210       134,009    4,560,083     430,878
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                2,020       884,001,751       164,579    5,600,374     716,437
                                                              --------   ---------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       31,507       125,162,699     3,765,756      128,064       8,780
   Payments for contract benefits or terminations                   --      (311,911,049)      (93,437)  (2,141,240)   (196,208)
   Transfers between sub-accounts (including fixed
     account), net                                                  15      (119,189,457)    6,029,647     (466,788)   (384,235)
   Contract maintenance charges                                    (87)      (53,647,824)       (7,024)     (16,971)     (6,466)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           (41,124)           --        7,288          --
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions    31,435      (359,626,755)    9,694,942   (2,489,647)   (578,129)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets                               33,455       524,374,996     9,859,521    3,110,727     138,308
Net assets at beginning of period                                   --     5,489,904,131            --   21,284,060   2,855,195
                                                              --------   ---------------  ------------  -----------  ----------
Net assets at end of period                                   $ 33,455   $ 6,014,279,127  $  9,859,521  $24,394,787  $2,993,503
                                                              ========   ===============  ============  ===========  ==========
Beginning units                                                     --       457,797,898            --    1,011,488     140,110
Units issued                                                     2,907        21,367,988       960,965       36,360       1,523
Units redeemed                                                     (11)      (49,411,594)      (12,120)    (139,224)    (26,463)
                                                              --------   ---------------  ------------  -----------  ----------
Ending units                                                     2,896       429,754,292       948,845      908,624     115,170
                                                              ========   ===============  ============  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA       SAST SA      SAST SA       SAST SA      VALIC
                                                                WellsCap     WellsCap     WellsCap      WellsCap     Company
                                                               Aggressive   Fundamental  Fundamental   Fundamental  I Global
                                                                 Growth       Growth       Growth        Growth      Social
                                                               Portfolio     Portfolio    Portfolio     Portfolio   Awareness
                                                                Class 3       Class 1      Class 2       Class 3      Fund
                                                              -----------  ------------  -----------  ------------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --  $         --  $        --  $         --  $ 16,131
   Mortality and expense risk and administrative charges         (369,702)     (521,428)     (33,381)     (752,969)  (11,557)
                                                              -----------  ------------  -----------  ------------  --------
   Net investment income (loss)                                  (369,702)     (521,428)     (33,381)     (752,969)    4,574
   Net realized gain (loss)                                     2,238,637    (6,793,966)    (407,192)   (8,481,256)    2,141
   Capital gain distribution from mutual funds                  3,298,430    21,533,807    1,375,486    29,917,754        --
   Change in unrealized appreciation (depreciation) of
     investments                                               (6,740,903)   (9,485,848)    (659,358)  (14,103,525)  (99,897)
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from operations              (1,573,538)    4,732,565      275,555     6,580,004   (93,182)
                                                              -----------  ------------  -----------  ------------  --------
From contract transactions:
   Payments received from contract owners                         608,679       116,203        6,171       592,557        --
   Payments for contract benefits or terminations              (3,324,116)   (3,122,892)    (102,862)   (6,833,925)   (1,504)
   Transfers between sub-accounts (including fixed
     account), net                                               (406,342)  (41,898,138)  (2,571,549)  (59,537,861)      823
   Contract maintenance charges                                  (129,973)      (19,560)      (2,007)     (317,669)       (4)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (173)           99           --          (109)       --
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from contract transactions   (3,251,925)  (44,924,288)  (2,670,247)  (66,097,007)     (685)
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets                              (4,825,463)  (40,191,723)  (2,394,692)  (59,517,003)  (93,867)
Net assets at beginning of period                              25,328,561    40,191,723    2,394,692    59,517,003   979,815
                                                              -----------  ------------  -----------  ------------  --------
Net assets at end of period                                   $20,503,098  $         --  $        --  $         --  $885,948
                                                              ===========  ============  ===========  ============  ========
Beginning units                                                 1,335,480     1,099,281       67,911     1,980,283    76,390
Units issued                                                      175,208        32,515        1,507       199,348       382
Units redeemed                                                   (326,424)   (1,131,796)     (69,418)   (2,179,631)     (433)
                                                              -----------  ------------  -----------  ------------  --------
Ending units                                                    1,184,264            --           --            --    76,339
                                                              ===========  ============  ===========  ============  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $     98,839  $     2,889  $     13,016  $  7,813
   Mortality and expense risk and administrative charges         (364,070)     (571,775)     (36,851)     (962,378)   (9,017)
                                                              -----------  ------------  -----------  ------------  --------
   Net investment income (loss)                                  (364,070)     (472,936)     (33,962)     (949,362)   (1,204)
   Net realized gain (loss)                                     1,816,659     1,098,722      167,947     6,370,588     2,223
   Capital gain distribution from mutual funds                         --     1,902,083      119,180     3,033,118        --
   Change in unrealized appreciation (depreciation) of
     investments                                                4,299,899     8,265,191      400,382     8,873,804   137,651
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from operations               5,752,488    10,793,060      653,547    17,328,148   138,670
                                                              -----------  ------------  -----------  ------------  --------
From contract transactions:
   Payments received from contract owners                         678,275       241,037        6,314       358,947   657,900
   Payments for contract benefits or terminations              (2,570,594)   (3,682,327)    (262,498)   (7,793,892)       --
   Transfers between sub-accounts (including fixed
     account), net                                               (740,376)   (1,246,633)     (75,716)   (7,731,329)   (8,230)
   Contract maintenance charges                                  (129,716)      (24,930)      (2,935)     (424,762)      (10)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (6)        2,666           --        (4,223)       --
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from contract transactions   (2,762,417)   (4,710,187)    (334,835)  (15,595,259)  649,660
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets                               2,990,071     6,082,873      318,712     1,732,889   788,330
Net assets at beginning of period                              22,338,490    34,108,850    2,075,980    57,784,114   191,485
                                                              -----------  ------------  -----------  ------------  --------
Net assets at end of period                                   $25,328,561  $ 40,191,723  $ 2,394,692  $ 59,517,003  $979,815
                                                              ===========  ============  ===========  ============  ========
Beginning units                                                 1,487,003     1,246,553       78,475     2,526,417    18,561
Units issued                                                      212,031        27,853        1,245       124,574    58,505
Units redeemed                                                   (363,554)     (175,125)     (11,809)     (670,708)     (676)
                                                              -----------  ------------  -----------  ------------  --------
Ending units                                                    1,335,480     1,099,281       67,911     1,980,283    76,390
                                                              ===========  ============  ===========  ============  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   VALIC
                                                                 Company I     VALIC       VALIC       VALIC        VALIC
                                                               International Company I   Company I   Company I    Company I
                                                                 Equities     Mid Cap    Nasdaq-100  Small Cap   Stock Index
                                                                Index Fund   Index Fund  Index Fund  Index Fund     Fund
                                                               ------------- ----------  ----------  ----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   91,393   $   40,502  $   13,425  $   30,609  $   189,686
   Mortality and expense risk and administrative charges           (55,525)     (46,497)    (33,579)    (40,462)    (139,921)
                                                                ----------   ----------  ----------  ----------  -----------
   Net investment income (loss)                                     35,868       (5,995)    (20,154)     (9,853)      49,765
   Net realized gain (loss)                                         31,361        8,354     120,250      38,847      166,676
   Capital gain distribution from mutual funds                          --      239,259     116,678     173,252      415,228
   Change in unrealized appreciation (depreciation) of
     investments                                                  (804,288)    (738,542)   (268,055)   (620,562)  (1,283,303)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                 (737,059)    (496,924)    (51,281)   (418,316)    (651,634)
                                                                ----------   ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          320,296      217,842     310,920     262,787      480,584
   Payments for contract benefits or terminations                  (53,557)     (64,960)    (17,907)    (85,851)    (212,260)
   Transfers between sub-accounts (including fixed account),
     net                                                            96,445      121,624    (206,440)     54,686     (875,311)
   Contract maintenance charges                                       (179)        (174)       (231)       (214)        (554)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       363,005      274,332      86,342     231,408     (607,541)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets                                 (374,054)    (222,592)     35,061    (186,908)  (1,259,175)
Net assets at beginning of period                                4,727,345    3,780,228   2,472,309   3,155,328   11,281,677
                                                                ----------   ----------  ----------  ----------  -----------
Net assets at end of period                                     $4,353,291   $3,557,636  $2,507,370  $2,968,420  $10,022,502
                                                                ==========   ==========  ==========  ==========  ===========
Beginning units                                                    410,941      275,964     161,740     234,208      822,663
Units issued                                                        61,819       38,497      32,363      41,857      128,235
Units redeemed                                                     (28,933)     (17,509)    (27,089)    (24,689)    (174,091)
                                                                ----------   ----------  ----------  ----------  -----------
Ending units                                                       443,827      296,952     167,014     251,376      776,807
                                                                ==========   ==========  ==========  ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   90,363   $   30,519  $   13,587  $   22,167  $   143,407
   Mortality and expense risk and administrative charges           (46,931)     (36,247)    (25,444)    (30,939)    (119,967)
                                                                ----------   ----------  ----------  ----------  -----------
   Net investment income (loss)                                     43,432       (5,728)    (11,857)     (8,772)      23,440
   Net realized gain (loss)                                          2,408        1,371      45,603       5,329       83,385
   Capital gain distribution from mutual funds                          --      208,988      84,786     105,789      420,659
   Change in unrealized appreciation (depreciation) of
     investments                                                   758,835      230,696     434,275     230,758    1,358,914
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                  804,675      435,327     552,807     333,104    1,886,398
                                                                ----------   ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          682,716      677,654     208,781     640,972    2,045,841
   Payments for contract benefits or terminations                  (34,056)     (40,067)    (89,042)    (26,280)  (1,381,322)
   Transfers between sub-accounts (including fixed account),
     net                                                           111,028      205,603     102,366     194,832       18,169
   Contract maintenance charges                                       (157)        (149)       (173)       (151)        (366)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       759,531      843,041     221,932     809,373      682,322
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets                                1,564,206    1,278,368     774,739   1,142,477    2,568,720
Net assets at beginning of period                                3,163,139    2,501,860   1,697,570   2,012,851    8,712,957
                                                                ----------   ----------  ----------  ----------  -----------
Net assets at end of period                                     $4,727,345   $3,780,228  $2,472,309  $3,155,328  $11,281,677
                                                                ==========   ==========  ==========  ==========  ===========
Beginning units                                                    337,899      209,458     145,709     169,200      762,475
Units issued                                                        86,169       78,834      39,041      75,750      319,897
Units redeemed                                                     (13,127)     (12,328)    (23,010)    (10,742)    (259,709)
                                                                ----------   ----------  ----------  ----------  -----------
Ending units                                                       410,941      275,964     161,740     234,208      822,663
                                                                ==========   ==========  ==========  ==========  ===========


The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 American Pathway II                    Polaris Choice IV
 Polaris                                Polaris II
 Polaris Advantage                      Polaris II Platinum Series
 Polaris Advantage II                   Polaris Platinum
 Polaris Advisor                        Polaris Platinum II
 Polaris Advisor III                    Polaris Platinum III
 Polaris Advisory                       Polaris Preferred Solution
 Polaris Advisory Income                Polaris Protector
 Polaris America                        Polaris Retirement Protector
 Polaris Choice                         Polaris Select Investor
 Polaris Choice II                      WM Diversified Strategies
 Polaris Choice III                     WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

 American Funds Insurance Series
   (American Funds)
 American Funds IS Asset Allocation      American Funds IS Growth-Income Fund
   Fund Class 2                            Class 2
 American Funds IS Asset Allocation      American Funds IS Growth-Income Fund
   Fund Class 3                            Class 3
 American Funds IS Capital Income        American Funds IS High-Income Bond
   Builder Class 4                         Fund Class 3
 American Funds IS Global Growth Fund    American Funds IS International Fund
   Class 2                                 Class 3
 American Funds IS Growth Fund Class 2   American Funds IS Ultra-Short Bond
                                           Fund Class 3
 American Funds IS Growth Fund Class 3   American Funds IS US
                                           Government/AAA-Rated Securities
                                           Fund Class 3

 Anchor Series Trust (AST)/(a)/
 AST SA BlackRock Multi-Asset Income     AST SA Wellington Government and
   Portfolio Class 1/(ad)/                 Quality Bond Portfolio Class 3
 AST SA BlackRock Multi-Asset Income     AST SA Wellington Growth Portfolio
   Portfolio Class 3                       Class 1/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Growth Portfolio
   Class 1/(b)/                            Class 2/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Growth Portfolio
   Class 2/(b)/                            Class 3/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Natural Resources
   Class 3/(b)/                            Portfolio Class 1/(d)/
 AST SA Wellington Capital               AST SA Wellington Natural Resources
   Appreciation Portfolio Class 1          Portfolio Class 2/(d)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Anchor Series Trust (AST)/(a)/
 AST SA Wellington Capital              AST SA Wellington Natural Resources
   Appreciation Portfolio Class 2         Portfolio Class 3/(d)/
 AST SA Wellington Capital              AST SA Wellington Strategic
   Appreciation Portfolio Class 3         Multi-Asset Portfolio Class 1
 AST SA Wellington Government and       AST SA Wellington Strategic
   Quality Bond Portfolio Class 1         Multi-Asset Portfolio Class 3
 AST SA Wellington Government and
   Quality Bond Portfolio Class 2

 BlackRock Variable Series Funds (BlackRock)
 BlackRock Global Allocation V.I. Fund  BLK iShares Dynamic Fixed Income VI
   Class III                              Fund Class III/(g)/
 BlackRock iShares Alternative          BLK iShares Equity Appreciation VI
   Strategies VI Fund Class III/(f)/      Fund Class III/(g)/
 BlackRock iShares Dynamic Allocation
   V.I. Fund Class III

 Columbia Funds VIT Variable Series Trust (Columbia VP)
 Columbia VP Asset Allocation Fund      Columbia VP Limited Duration Credit
   Class 1                                Fund Class 2
 Columbia VP Dividend Opportunity Fund  Columbia VP Loomis Sayles Growth Fund
   Class 1                                Class 1
 Columbia VP Emerging Markets Bond      Columbia VP Mid Cap Growth
   Fund Class 2                           Opportunity Fund Class 1
 Columbia VP Income Opportunities Fund  Columbia VP Overseas Core Fund
   Class 1                                Class 2/(ae)/
 Columbia VP Large Cap Growth Fund      Columbia VP Small Company Growth Fund
   Class 1                                Class 1

 Franklin Templeton Variable Insurance
   Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
   Allocation VIP Fund Class 2            Fund Class 2
 FTVIP Franklin Income VIP Fund Class 2

 Goldman Sachs Variable Insurance
   Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
   Allocation Fund Service Class          Alternatives Portfolio Advisor Class
 Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
   Market Fund Institutional Class/(h)/   Fund Advisor Class/(i)/
 Goldman Sachs VIT Government Money
   Market Fund Service Class

 Invesco Variable Insurance Funds
   (Invesco V.I.)
 Invesco V.I. American Franchise Fund
   Series II                            Invesco V.I. Comstock Fund Series II
 Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
   Fund Series II                         Series II

 Ivy Variable Insurance Portfolios
   (Ivy VIP)
 Ivy VIP Asset Strategy Class II

 Lord Abbett Series Fund, Inc. (Lord
   Abbett)
 Lord Abbett Bond Debenture Portfolio   Lord Abbett Mid Cap Stock Portfolio
   Class VC                               Class VC
 Lord Abbett Fundamental Equity         Lord Abbett Short Duration Income
   Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Growth and Income
   Portfolio Class VC

 Morgan Stanley Variable Insurance
   Fund, Inc. (Morgan Stanley VIF)
 Morgan Stanley VIF Global
   Infrastructure Portfolio Class II

 Neuberger Berman Advisers Management Trust (Neuberger Berman AMT) Neuberger Berman AMT US Equity Index
   PutWrite Strategy Portfolio/(j)/

 PIMCO Variable Insurance Trust (PIMCO)
 PIMCO All Asset Portfolio Advisor      PIMCO Emerging Markets Bond Portfolio
   Class                                  Advisor Class
 PIMCO Dynamic Bond Portfolio Advisor
   Class/(k)/

 Principal Variable Contracts Funds,
   Inc. (PVC)
 PVC Diversified International Account  PVC Real Estate Securities Account
   Class 1                                Class 2
 PVC Diversified International Account
   Class 2                              PVC SAM Balanced Portfolio Class 1
 PVC Equity Income Account Class 1      PVC SAM Balanced Portfolio Class 2
 PVC Equity Income Account Class 2      PVC SAM Conservative Balanced
                                          Portfolio Class 1
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
   Account Class 1                        Portfolio Class 2
 PVC Government & High Quality Bond     PVC SAM Conservative Growth Portfolio
   Account Class 2                        Class 1
 PVC Income Account Class 1             PVC SAM Conservative Growth Portfolio
                                          Class 2
 PVC Income Account Class 2             PVC SAM Flexible Income Portfolio
                                          Class 1
 PVC LargeCap Growth Account Class 1    PVC SAM Flexible Income Portfolio
                                          Class 2

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Principal Variable Contracts Funds,
   Inc. (PVC)
 PVC LargeCap Growth Account Class 2     PVC SAM Strategic Growth Portfolio
                                           Class 1
 PVC MidCap Account Class 1              PVC SAM Strategic Growth Portfolio
                                           Class 2
 PVC MidCap Account Class 2              PVC Short-Term Income Account Class 1
 PVC Principal Capital Appreciation
   Account Class 1                       PVC Short-Term Income Account Class 2
 PVC Principal Capital Appreciation
   Account Class 2                       PVC SmallCap Account Class 1/(l)/
 PVC Real Estate Securities Account
   Class 1                               PVC SmallCap Account Class 2/(l)/

 Seasons Series Trust (SST)/(a)/
 SST SA Allocation Balanced Portfolio    SST SA Multi-Managed Large Cap Growth
   Class 3                                 Portfolio Class 3
 SST SA Allocation Growth Portfolio      SST SA Multi-Managed Large Cap Value
   Class 1                                 Portfolio Class 3
 SST SA Allocation Growth Portfolio      SST SA Multi-Managed Mid Cap Growth
   Class 3                                 Portfolio Class 3
 SST SA Allocation Moderate Growth       SST SA Multi-Managed Mid Cap Value
   Portfolio Class 1                       Portfolio Class 3
 SST SA Allocation Moderate Growth       SST SA Multi-Managed Small Cap
   Portfolio Class 3                       Portfolio Class 3
 SST SA Allocation Moderate Portfolio    SST SA Putnam Asset Allocation
   Class 1                                 Diversified Growth Portfolio
                                           Class 1/(n)/
 SST SA Allocation Moderate Portfolio    SST SA Putnam Asset Allocation
   Class 3                                 Diversified Growth Portfolio
                                           Class 3/(n)/
 SST SA Columbia Focused Growth          SST SA T. Rowe Price Growth Stock
   Portfolio Class 3/(m)/                  Portfolio Class 3
 SST SA Columbia Focused Value           SST SA Wellington Real Return
   Portfolio Class 3                       Portfolio Class 1/(e)/
 SST SA Multi-Managed Diversified        SST SA Wellington Real Return
   Fixed Income Portfolio Class 3          Portfolio Class 3
 SST SA Multi-Managed International
   Equity Portfolio Class 3

 SunAmerica Series Trust (SAST)/(a)/
 SAST SA Mid Cap Index Class 1/(e)/      SAST SA JPMorgan Emerging Markets
                                           Portfolio Class 3
 SAST SA AB Growth Portfolio Class 1     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 1
 SAST SA AB Growth Portfolio Class 2     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 2
 SAST SA AB Growth Portfolio Class 3     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 3
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
   Portfolio Class 2                       Portfolio Class 1
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
   Portfolio Class 3                       Portfolio Class 2
 SAST SA American Funds Asset            SAST SA JPMorgan Global Equities
   Allocation Portfolio Class 1/(o)/       Portfolio Class 3
 SAST SA American Funds Asset            SAST SA JPMorgan MFS Core Bond
   Allocation Portfolio Class 3            Portfolio Class 1
 SAST SA American Funds Global Growth    SAST SA JPMorgan MFS Core Bond
   Portfolio Class 3                       Portfolio Class 2
 SAST SA American Funds Growth           SAST SA JPMorgan MFS Core Bond
   Portfolio Class 1                       Portfolio Class 3
 SAST SA American Funds Growth           SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 3                       Portfolio Class 1
 SAST SA American Funds Growth-Income    SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 1                       Portfolio Class 2
 SAST SA American Funds Growth-Income    SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 3                       Portfolio Class 3
 SAST SA American Funds VCP Managed      SAST SA Large Cap Growth Index
   Asset Allocation Portfolio Class 1      Portfolio Class 1/(e)(q)/
 SAST SA American Funds VCP Managed      SAST SA Large Cap Growth Index
   Asset Allocation Portfolio Class 3      Portfolio Class 3/(q)/
 SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Index Portfolio
   Asset Portfolio Class 1                 Class 1/(e)(ac)/
 SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Index Portfolio
   Asset Portfolio Class 3                 Class 3/(ac)/
 SAST SA Boston Company Capital Growth   SAST SA Large Cap Value Index
   Portfolio Class 1/(p)/                  Portfolio Class 1/(e)(q)/
 SAST SA Boston Company Capital Growth   SAST SA Large Cap Value Index
   Portfolio Class 2/(p)/                  Portfolio Class 3/(q)/
 SAST SA Boston Company Capital Growth   SAST SA Legg Mason BW Large Cap Value
   Portfolio Class 3/(p)/                  Portfolio Class 1
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason BW Large Cap Value
   Class 1                                 Portfolio Class 2
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason BW Large Cap Value
   Class 2                                 Portfolio Class 3
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason Tactical
   Class 3                                 Opportunities Class 1
 SAST SA DFA Ultra Short Bond            SAST SA Legg Mason Tactical
   Portfolio Class 1                       Opportunities Class 3
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
   Portfolio Class 2                       Portfolio Class 1
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
   Portfolio Class 3                       Portfolio Class 2
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Blue Chip Growth
   Class 1                                 Portfolio Class 3
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
   Class 2                                 Trust Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
   Class 3                                 Trust Portfolio Class 2
 SAST SA Emerging Markets Equity Index   SAST SA MFS Massachusetts Investors
   Portfolio Class 1/(e)(q)/               Trust Portfolio Class 3
 SAST SA Emerging Markets Equity Index   SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 3/(q)/                  Class 1/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 1                       Class 2/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 2                       Class 3/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Total Return Portfolio
   Portfolio Class 3                       Class 1/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA MFS Total Return Portfolio
   Real Estate Portfolio Class 1/(r)/      Class 2/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA MFS Total Return Portfolio
   Real Estate Portfolio Class 2/(r)/      Class 3/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA Mid Cap Index Portfolio
   Real Estate Portfolio Class 3/(r)/      Class 3
 SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
   Class 1/(e)(s)/                         Equities Portfolio Class 1
 SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
   Class 3/(s)/                            Equities Portfolio Class 2

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 SunAmerica Series Trust (SAST)/(a)/
 SAST SA Fixed Income Intermediate       SAST SA Morgan Stanley International
   Index Portfolio Class 1/(e)(aa)/        Equities Portfolio Class 3
 SAST SA Fixed Income Intermediate       SAST SA Oppenheimer Main Street Large
   Index Portfolio Class 3/(aa)/           Cap Portfolio Class 1
 SAST SA Franklin Small Company Value    SAST SA Oppenheimer Main Street Large
   Portfolio Class 3                       Cap Portfolio Class 2
 SAST SA Global Index Allocation 60-40   SAST SA Oppenheimer Main Street Large
   Portfolio Class 1/(q)/                  Cap Portfolio Class 3
 SAST SA Global Index Allocation 60-40   SAST SA PIMCO VCP Tactical Balanced
   Portfolio Class 3/(q)/                  Portfolio Class 1/(e)/
 SAST SA Global Index Allocation 75-25   SAST SA PIMCO VCP Tactical Balanced
   Portfolio Class 1/(q)/                  Portfolio Class 3
 SAST SA Global Index Allocation 75-25   SAST SA PineBridge High-Yield Bond
   Portfolio Class 3/(q)/                  Portfolio Class 1
 SAST SA Global Index Allocation 90-10   SAST SA PineBridge High-Yield Bond
   Portfolio Class 1/(q)/                  Portfolio Class 2
 SAST SA Global Index Allocation 90-10   SAST SA PineBridge High-Yield Bond
   Portfolio Class 3/(q)/                  Portfolio Class 3
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 1                       and Income Portfolio Class 1
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 2                       and Income Portfolio Class 2
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 3                       and Income Portfolio Class 3
 SAST SA Goldman Sachs Multi-Asset       SAST SA Schroders VCP Global
   Insights Portfolio Class 1              Allocation Portfolio Class 1/(ab)/
 SAST SA Goldman Sachs Multi-Asset       SAST SA Schroders VCP Global
   Insights Portfolio Class 3              Allocation Portfolio Class 3/(ab)/
 SAST SA Index Allocation 60-40          SAST SA Small Cap Index Portfolio
   Portfolio Class 1                       Class 1/(e)/
 SAST SA Index Allocation 60-40          SAST SA Small Cap Index Portfolio
   Portfolio Class 3                       Class 3
 SAST SA Index Allocation 80-20          SAST SA T. Rowe Price Asset
   Portfolio Class 1                       Allocation Growth Portfolio Class 1
 SAST SA Index Allocation 80-20          SAST SA T. Rowe Price Asset
   Portfolio Class 3                       Allocation Growth Portfolio Class 3
 SAST SA Index Allocation 90-10          SAST SA T. Rowe Price VCP Balanced
   Portfolio Class 1                       Portfolio Class 1
 SAST SA Index Allocation 90-10          SAST SA T. Rowe Price VCP Balanced
   Portfolio Class 3                       Portfolio Class 3
 SAST SA International Index Portfolio   SAST SA Templeton Foreign Value
   Class 1/(e)/                            Portfolio Class 1/(e)(x)/
 SAST SA International Index Portfolio   SAST SA Templeton Foreign Value
   Class 3                                 Portfolio Class 2/(x)/
 SAST SA Invesco Growth Opportunities    SAST SA Templeton Foreign Value
   Portfolio Class 1                       Portfolio Class 3/(x)/
 SAST SA Invesco Growth Opportunities    SAST SA VCP Dynamic Allocation
   Portfolio Class 2                       Portfolio Class 1
 SAST SA Invesco Growth Opportunities    SAST SA VCP Dynamic Allocation
   Portfolio Class 3                       Portfolio Class 3
 SAST SA Invesco VCP Equity-Income       SAST SA VCP Dynamic Strategy
   Portfolio Class 1/(t)/                  Portfolio Class 1
 SAST SA Invesco VCP Equity-Income       SAST SA VCP Dynamic Strategy
   Portfolio Class 3/(t)/                  Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA VCP Index Allocation
   Portfolio Class 1                       Portfolio Class 1/(e)/
 SAST SA Janus Focused Growth            SAST SA VCP Index Allocation
   Portfolio Class 2                       Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA WellsCap Aggressive Growth
   Portfolio Class 3                       Portfolio Class 1
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Aggressive Growth
   Portfolio Class 1/(u)/                  Portfolio Class 2
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Aggressive Growth
   Portfolio Class 2/(u)/                  Portfolio Class 3
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Fundamental Growth
   Portfolio Class 3/(u)/                  Portfolio Class 1/(y)/
 SAST SA JPMorgan Emerging Markets       SAST SA WellsCap Fundamental Growth
   Portfolio Class 1                       Portfolio Class 2/(y)/
 SAST SA JPMorgan Emerging Markets       SAST SA WellsCap Fundamental Growth
   Portfolio Class 2                       Portfolio Class 3/(y)/

 VALIC Company I/(z)/
 VALIC Company I Global Social
   Awareness Fund                        VALIC Company I Nasdaq-100 Index Fund
 VALIC Company I International
   Equities Index Fund                   VALIC Company I Small Cap Index Fund
 VALIC Company I Mid Cap Index Fund      VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b)Formerly AST SA Edge Asset Allocation Portfolio.
(c)The AST SA Wellington Growth Portfolio, in operation for the period
   January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(d)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e)Fund had no activity for the year.
(f)For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(g)For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(h)For the period October 20, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(i)For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).
(j)Formerly Neuberger Berman AMT Absolute Return Multi Manager Portfolio.
(k)Formerly PIMCO Unconstrained Bond Portfolio.
(l)Formerly PVC SmallCap Blend Account.
(m)The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(n)Formerly SST SA Asset Allocation Diversified Growth Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(o)For the period October 24, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(p)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(q)For the period May 1, 2018 (commencement of operations) to December 31, 2018.
(r)Formerly SAST SA Pyramis Real Estate Portfolio.
(s)For the period February 3, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(t)Formerly SAST Invesco VCP Value Portfolio.
(u)Formerly SAST SA JPMorgan Balanced Portfolio.
(v)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(w)Formerly SAST SA MFS Total Return Bond Portfolio.
(x)Formerly SAST SA Franklin Foreign Value Portfolio.
(y)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(z)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management
   LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(aa)For the period October 9, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ab)For the period August 23, 2017 (commencement of operations) through December 31, 2017 and January 1, 2018 to December 31, 2018.
(ac)For the period March 27, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ad)For the period December 1, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ae)Formerly Columbia VP Select International Equity Fund.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 American Pathway II                    1.30% or 1.40%
 Polaris                                1.52%
 Polaris Advantage                      1.65%, 1.90% or 2.30%
 Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%
 Polaris Advisor                        1.52%, 1.72% or 1.97%
 Polaris Advisor III                    1.65%, 1.90% or 2.30%
 Polaris Advisory                       0.40%, 0.55% or 0.80%
 Polaris Advisory Income                0.40%, 0.55% or 0.80%
 Polaris America                        1.52% or 1.77%
 Polaris Choice                         1.52%, 1.72% or 1.97%
 Polaris Choice II                      1.52%, 1.72% or 1.97%
 Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
 Polaris Choice IV                      1.65%, 1.90% or 2.30%
 Polaris II                             1.52% or 1.77%
 Polaris II Platinum Series             1.52% or 1.77%
 Polaris Platinum                       1.52% or 1.77%
 Polaris Platinum II                    1.52%, 1.77% or 2.02%
 Polaris Platinum III                   1.15%, 1.30%, 1.55% or 1.95%
 Polaris Preferred Solution             1.00%, 1.15%, 1.40%, 1.55% or 1.80%
 Polaris Protector                      1.52% or 1.77%
 Polaris Retirement Protector           1.30%, 1.55% or 1.80%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%
 WM Diversified Strategies              1.40%, 1.55% or 1.80%
 WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The contract maintenance charge ranges from $30 to $50 for certain contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  ------------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Fee:
These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Advisory
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
Polaris Income Plus Daily              Polaris Advisory                       0.60% to 2.50% for one covered person
                                       Polaris Platinum III                   0.60% to 2.50% for two covered
                                                                              persons
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
American Funds IS Asset Allocation Fund Class 2                          $  5,010,632       $  8,871,881
American Funds IS Asset Allocation Fund Class 3                             3,142,323          7,760,543
American Funds IS Capital Income Builder Class 4                            1,226,097            113,969
American Funds IS Global Growth Fund Class 2                               16,589,292         30,653,842
American Funds IS Growth Fund Class 2                                      31,753,286         46,174,137
American Funds IS Growth Fund Class 3                                      23,906,426         27,971,582
American Funds IS Growth-Income Fund Class 2                               25,897,550         43,825,733
American Funds IS Growth-Income Fund Class 3                               14,266,833         26,879,805
American Funds IS High-Income Bond Fund Class 3                             2,501,016          4,223,314
American Funds IS International Fund Class 3                                2,397,461          4,423,005
American Funds IS Ultra-Short Bond Fund Class 3                             4,262,944          3,944,168
American Funds IS US Government/AAA-Rated Securities Fund Class 3             793,369          1,996,891
AST SA BlackRock Multi-Asset Income Portfolio Class 1                          55,571              1,731
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      18,440,897          2,552,903
AST SA PGI Asset Allocation Portfolio Class 1                               6,807,813         12,083,175
AST SA PGI Asset Allocation Portfolio Class 2                                 609,512          1,061,999
AST SA PGI Asset Allocation Portfolio Class 3                               8,246,010          8,499,075
AST SA Wellington Capital Appreciation Portfolio Class 1                   37,823,908         43,891,072
AST SA Wellington Capital Appreciation Portfolio Class 2                    6,424,184          7,695,479
AST SA Wellington Capital Appreciation Portfolio Class 3                   82,193,992         97,408,701
AST SA Wellington Government and Quality Bond Portfolio Class 1             2,401,663          8,692,192
AST SA Wellington Government and Quality Bond Portfolio Class 2               805,575          4,370,349
AST SA Wellington Government and Quality Bond Portfolio Class 3            35,202,194        119,566,618
AST SA Wellington Growth Portfolio Class 1                                 28,771,356         69,719,341
AST SA Wellington Growth Portfolio Class 2                                  7,066,085         17,541,376
AST SA Wellington Growth Portfolio Class 3                                 36,940,491         92,139,955
AST SA Wellington Natural Resources Portfolio Class 1                       1,188,620         23,970,216
AST SA Wellington Natural Resources Portfolio Class 2                         529,340          5,676,133
AST SA Wellington Natural Resources Portfolio Class 3                       6,192,178         72,865,012
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  20,930,833          1,869,864
BlackRock Global Allocation V.I. Fund Class III                               213,233            178,615
BlackRock iShares Alternative Strategies VI Fund Class III                    144,874          1,360,476
BlackRock iShares Dynamic Allocation V.I. Fund Class III                       33,036            274,737
BLK iShares Dynamic Fixed Income VI Fund Class III                                286            346,999
BLK iShares Equity Appreciation VI Fund Class III                               2,107            175,626
Columbia VP Asset Allocation Fund Class 1                                      72,501            144,431
Columbia VP Dividend Opportunity Fund Class 1                                  25,564            310,014
Columbia VP Emerging Markets Bond Fund Class 2                                 93,703             13,394
Columbia VP Income Opportunities Fund Class 1                                 864,257          2,385,821
Columbia VP Large Cap Growth Fund Class 1                                     420,391          4,037,647
Columbia VP Limited Duration Credit Fund Class 2                              240,466            112,660
Columbia VP Loomis Sayles Growth Fund Class 1                                   3,781            207,627
Columbia VP Mid Cap Growth Opportunity Fund Class 1                             4,670             40,321
Columbia VP Overseas Core Fund Class 2                                        165,279            156,773
Columbia VP Small Company Growth Fund Class 1                                 121,414             98,933
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                   6,172,197         10,156,809
FTVIP Franklin Income VIP Fund Class 2                                     13,451,267         28,854,034
FTVIP Franklin Strategic Income VIP Fund Class 2                              135,885            488,708
Goldman Sachs VIT Global Trends Allocation Fund Service Class                   4,198              3,162
Goldman Sachs VIT Government Money Market Fund Institutional Class          1,488,388            794,702
Goldman Sachs VIT Government Money Market Fund Service Class              119,355,504         86,483,561
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class         169,356            198,155
Goldman Sachs VIT Strategic Income Fund Advisor Class                          15,697            108,386
Invesco V.I. American Franchise Fund Series II                              4,814,779          6,699,782
Invesco V.I. Balanced-Risk Allocation Fund Series II                          325,308             73,467
Invesco V.I. Comstock Fund Series II                                       51,937,916         55,606,993
Invesco V.I. Growth and Income Fund Series II                              70,715,828         75,122,603
Ivy VIP Asset Strategy Class II                                                80,806             15,365
Lord Abbett Bond Debenture Portfolio Class VC                                 564,318            468,332
Lord Abbett Fundamental Equity Portfolio Class VC                              54,709              3,435
Lord Abbett Growth and Income Portfolio Class VC                           22,729,584         38,122,023
Lord Abbett Mid Cap Stock Portfolio Class VC                                  713,434          3,086,778

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                         Cost of Purchases Proceeds from Sales
------------                                                         ----------------- -------------------
Lord Abbett Short Duration Income Portfolio Class VC                   $    967,136        $   392,171
Morgan Stanley VIF Global Infrastructure Portfolio Class II                 325,208            183,123
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio            247,506            197,149
PIMCO All Asset Portfolio Advisor Class                                      15,863              3,963
PIMCO Dynamic Bond Portfolio Advisor Class                                  156,705            167,275
PIMCO Emerging Markets Bond Portfolio Advisor Class                         114,403             47,792
PVC Diversified International Account Class 1                                25,555            115,778
PVC Diversified International Account Class 2                                20,695             57,089
PVC Equity Income Account Class 1                                         1,193,519          2,753,389
PVC Equity Income Account Class 2                                           722,499          1,693,009
PVC Government & High Quality Bond Account Class 1                          251,434            840,681
PVC Government & High Quality Bond Account Class 2                           32,445             85,591
PVC Income Account Class 1                                                  264,305            735,902
PVC Income Account Class 2                                                  363,598            529,250
PVC LargeCap Growth Account Class 1                                          50,506             80,356
PVC LargeCap Growth Account Class 2                                          45,227             67,911
PVC MidCap Account Class 1                                                  248,972            356,471
PVC MidCap Account Class 2                                                  103,429             24,444
PVC Principal Capital Appreciation Account Class 1                          684,252          1,700,564
PVC Principal Capital Appreciation Account Class 2                          137,583            288,448
PVC Real Estate Securities Account Class 1                                   48,899             34,904
PVC Real Estate Securities Account Class 2                                   24,132             61,615
PVC SAM Balanced Portfolio Class 1                                        2,649,301          4,348,182
PVC SAM Balanced Portfolio Class 2                                        2,496,070          3,231,892
PVC SAM Conservative Balanced Portfolio Class 1                           1,655,761          1,743,075
PVC SAM Conservative Balanced Portfolio Class 2                             234,795            358,623
PVC SAM Conservative Growth Portfolio Class 1                             1,183,769          3,605,205
PVC SAM Conservative Growth Portfolio Class 2                             1,360,124          2,609,703
PVC SAM Flexible Income Portfolio Class 1                                   336,377            994,788
PVC SAM Flexible Income Portfolio Class 2                                   334,633          1,106,255
PVC SAM Strategic Growth Portfolio Class 1                                  824,663          1,191,151
PVC SAM Strategic Growth Portfolio Class 2                                  505,639          1,178,180
PVC Short-Term Income Account Class 1                                       265,348            202,246
PVC Short-Term Income Account Class 2                                       202,625            402,184
PVC SmallCap Account Class 1                                                 48,197            248,816
PVC SmallCap Account Class 2                                                 50,454            123,491
SST SA Allocation Balanced Portfolio Class 3                             34,306,837         28,588,006
SST SA Allocation Growth Portfolio Class 1                                  168,526              1,803
SST SA Allocation Growth Portfolio Class 3                               54,664,753          6,798,356
SST SA Allocation Moderate Growth Portfolio Class 1                          40,806             42,924
SST SA Allocation Moderate Growth Portfolio Class 3                      49,561,838         34,561,872
SST SA Allocation Moderate Portfolio Class 1                                     --             20,428
SST SA Allocation Moderate Portfolio Class 3                             40,422,368         27,432,051
SST SA Columbia Focused Growth Portfolio Class 3                            150,614            252,539
SST SA Columbia Focused Value Portfolio Class 3                              72,260              2,704
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3              17,666             91,566
SST SA Multi-Managed International Equity Portfolio Class 3                 113,592             39,853
SST SA Multi-Managed Large Cap Growth Portfolio Class 3                     119,501            101,486
SST SA Multi-Managed Large Cap Value Portfolio Class 3                      109,532             10,907
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                       103,661             59,243
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                         49,615             28,474
SST SA Multi-Managed Small Cap Portfolio Class 3                            131,032             27,231
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1         270,547             20,118
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      31,854,566          2,419,010
SST SA T. Rowe Price Growth Stock Portfolio Class 3                         233,946             38,412
SST SA Wellington Real Return Portfolio Class 3                          32,147,740         66,925,170
SAST SA AB Growth Portfolio Class 1                                     151,039,883         29,999,148
SAST SA AB Growth Portfolio Class 2                                      27,521,467          4,727,077
SAST SA AB Growth Portfolio Class 3                                     258,646,288         35,150,499
SAST SA AB Small & Mid Cap Value Portfolio Class 2                        3,197,787          2,703,847
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      119,409,981         75,151,457
SAST SA American Funds Asset Allocation Portfolio Class 1                   839,845            111,490
SAST SA American Funds Asset Allocation Portfolio Class 3               363,902,137         53,209,426
SAST SA American Funds Global Growth Portfolio Class 3                  105,153,419         75,666,447
SAST SA American Funds Growth Portfolio Class 1                             322,456            167,762
SAST SA American Funds Growth Portfolio Class 3                         118,591,575         72,736,770
SAST SA American Funds Growth-Income Portfolio Class 1                      302,114            173,497

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
SAST SA American Funds Growth-Income Portfolio Class 3                   $ 80,994,427       $ 50,252,363
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 1          32,481                664
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3     276,925,228        103,751,566
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1                     13,367                266
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3                124,385,842         52,097,425
SAST SA Boston Company Capital Growth Portfolio Class 1                     2,077,197          5,471,406
SAST SA Boston Company Capital Growth Portfolio Class 2                       667,439          1,659,776
SAST SA Boston Company Capital Growth Portfolio Class 3                    18,242,121         52,155,091
SAST SA Columbia Technology Portfolio Class 1                               2,682,914          2,884,044
SAST SA Columbia Technology Portfolio Class 2                               1,050,504            874,579
SAST SA Columbia Technology Portfolio Class 3                              17,178,418         13,837,846
SAST SA DFA Ultra Short Bond Portfolio Class 1                             12,177,461         12,927,587
SAST SA DFA Ultra Short Bond Portfolio Class 2                              3,038,334          2,480,761
SAST SA DFA Ultra Short Bond Portfolio Class 3                             82,677,266         84,633,193
SAST SA Dogs of Wall Street Portfolio Class 1                               3,884,020          4,117,440
SAST SA Dogs of Wall Street Portfolio Class 2                                 826,313          1,495,765
SAST SA Dogs of Wall Street Portfolio Class 3                              22,689,852         27,642,990
SAST SA Emerging Markets Equity Index Portfolio Class 3                       531,950             25,779
SAST SA Federated Corporate Bond Portfolio Class 1                          3,161,953          8,046,078
SAST SA Federated Corporate Bond Portfolio Class 2                            942,565          3,291,147
SAST SA Federated Corporate Bond Portfolio Class 3                         59,787,681        135,784,388
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1          2,134,035          4,186,429
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 2            479,345            824,153
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3         26,859,059         42,983,676
SAST SA Fixed Income Index Portfolio Class 3                                7,712,774          1,501,848
SAST SA Fixed Income Intermediate Index Portfolio Class 3                   8,816,929            704,801
SAST SA Franklin Small Company Value Portfolio Class 3                     36,259,678         30,854,821
SAST SA Global Index Allocation 60-40 Portfolio Class 1                        50,927                  5
SAST SA Global Index Allocation 60-40 Portfolio Class 3                    13,004,102            162,944
SAST SA Global Index Allocation 75-25 Portfolio Class 1                         7,513                 --
SAST SA Global Index Allocation 75-25 Portfolio Class 3                    17,033,403            740,084
SAST SA Global Index Allocation 90-10 Portfolio Class 1                        41,688             22,882
SAST SA Global Index Allocation 90-10 Portfolio Class 3                    63,897,691          1,119,354
SAST SA Goldman Sachs Global Bond Portfolio Class 1                         1,455,405          3,351,701
SAST SA Goldman Sachs Global Bond Portfolio Class 2                           322,000            786,005
SAST SA Goldman Sachs Global Bond Portfolio Class 3                        41,580,761         65,054,437
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1                   17,971             10,657
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                8,840,516            707,072
SAST SA Index Allocation 60-40 Portfolio Class 1                                1,633              1,004
SAST SA Index Allocation 60-40 Portfolio Class 3                           44,928,465          2,103,370
SAST SA Index Allocation 80-20 Portfolio Class 1                            1,184,208             19,518
SAST SA Index Allocation 80-20 Portfolio Class 3                           79,553,881          3,426,627
SAST SA Index Allocation 90-10 Portfolio Class 1                            1,725,855             36,301
SAST SA Index Allocation 90-10 Portfolio Class 3                          245,456,227          6,445,070
SAST SA International Index Portfolio Class 3                               2,013,955            867,506
SAST SA Invesco Growth Opportunities Portfolio Class 1                      1,738,211          1,503,554
SAST SA Invesco Growth Opportunities Portfolio Class 2                        441,186            368,998
SAST SA Invesco Growth Opportunities Portfolio Class 3                     29,038,808         41,433,655
SAST SA Invesco VCP Equity-Income Portfolio Class 1                            30,481             10,359
SAST SA Invesco VCP Equity-Income Portfolio Class 3                       165,418,340        104,190,855
SAST SA Janus Focused Growth Portfolio Class 1                              1,156,346          2,486,338
SAST SA Janus Focused Growth Portfolio Class 2                                776,533          1,610,118
SAST SA Janus Focused Growth Portfolio Class 3                             13,639,924         25,557,675
SAST SA JPMorgan Diversified Balanced Portfolio Class 1                     5,196,852          5,767,013
SAST SA JPMorgan Diversified Balanced Portfolio Class 2                       822,226          1,320,269
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                    45,179,525         20,319,438
SAST SA JPMorgan Emerging Markets Portfolio Class 1                         1,849,119          4,487,578
SAST SA JPMorgan Emerging Markets Portfolio Class 2                           284,948            600,887
SAST SA JPMorgan Emerging Markets Portfolio Class 3                        21,315,678         24,913,389
SAST SA JPMorgan Equity-Income Portfolio Class 1                            9,875,168         16,749,515
SAST SA JPMorgan Equity-Income Portfolio Class 2                              805,786          1,327,112
SAST SA JPMorgan Equity-Income Portfolio Class 3                           16,890,967         25,390,674
SAST SA JPMorgan Global Equities Portfolio Class 1                          6,741,707          5,061,422
SAST SA JPMorgan Global Equities Portfolio Class 2                            621,732            545,669
SAST SA JPMorgan Global Equities Portfolio Class 3                          7,687,258          6,366,101
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                            2,724,297          5,619,138
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                              388,875          1,579,626
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                           57,276,651        161,453,098

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                      Cost of Purchases Proceeds from Sales
------------                                                      ----------------- -------------------
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                  $    5,669,466     $    4,789,347
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                       1,656,848          1,841,558
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                      24,073,842         26,546,416
SAST SA Large Cap Growth Index Portfolio Class 3                          304,260              6,483
SAST SA Large Cap Index Portfolio Class 3                               8,996,923          3,556,860
SAST SA Large Cap Value Index Portfolio Class 3                           591,550             48,256
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                41,863,918         49,633,731
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2                 5,430,647          6,534,087
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                73,526,520         74,707,432
SAST SA Legg Mason Tactical Opportunities Class 1                          18,513             11,672
SAST SA Legg Mason Tactical Opportunities Class 3                      20,187,420            901,834
SAST SA MFS Blue Chip Growth Portfolio Class 1                            930,129          1,577,305
SAST SA MFS Blue Chip Growth Portfolio Class 2                            264,676            570,526
SAST SA MFS Blue Chip Growth Portfolio Class 3                         17,240,815         23,288,370
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1             4,586,349          7,086,856
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2             1,120,408          2,054,349
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3            29,438,318         47,717,047
SAST SA MFS Telecom Utility Portfolio Class 1                           2,001,256         11,819,840
SAST SA MFS Telecom Utility Portfolio Class 2                             254,411          1,323,217
SAST SA MFS Telecom Utility Portfolio Class 3                           4,855,939         24,557,256
SAST SA MFS Total Return Portfolio Class 1                              8,376,075         15,379,903
SAST SA MFS Total Return Portfolio Class 2                              2,132,207          4,467,164
SAST SA MFS Total Return Portfolio Class 3                             29,498,532         31,487,641
SAST SA Mid Cap Index Portfolio Class 3                                 2,501,744            477,694
SAST SA Morgan Stanley International Equities Portfolio Class 1         1,514,936          4,614,844
SAST SA Morgan Stanley International Equities Portfolio Class 2           554,521          1,451,036
SAST SA Morgan Stanley International Equities Portfolio Class 3        12,635,860         20,846,681
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1             1,839,118          3,894,661
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2               308,112            612,467
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3             7,226,842          9,957,165
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3                 244,334,232         89,677,190
SAST SA PineBridge High-Yield Bond Portfolio Class 1                    9,500,722         13,118,463
SAST SA PineBridge High-Yield Bond Portfolio Class 2                      581,229          1,817,794
SAST SA PineBridge High-Yield Bond Portfolio Class 3                   24,625,719         39,354,324
SAST SA Putnam International Growth and Income Portfolio Class 1        1,439,188          4,533,892
SAST SA Putnam International Growth and Income Portfolio Class 2          289,512            811,379
SAST SA Putnam International Growth and Income Portfolio Class 3       12,813,266         20,952,645
SAST SA Schroders VCP Global Allocation Portfolio Class 1                  68,254            167,857
SAST SA Schroders VCP Global Allocation Portfolio Class 3              91,321,967         44,458,911
SAST SA Small Cap Index Portfolio Class 3                               2,969,212            925,410
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1            99,032             22,183
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3        86,116,228            593,778
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1                       70,786                885
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                  330,893,822         46,303,002
SAST SA Templeton Foreign Value Portfolio Class 2                       1,372,390          1,785,155
SAST SA Templeton Foreign Value Portfolio Class 3                      55,820,742         58,858,942
SAST SA VCP Dynamic Allocation Portfolio Class 1                          205,344              7,798
SAST SA VCP Dynamic Allocation Portfolio Class 3                    1,495,867,444      1,004,466,038
SAST SA VCP Dynamic Strategy Portfolio Class 1                            196,600              2,834
SAST SA VCP Dynamic Strategy Portfolio Class 3                        835,866,532        633,199,964
SAST SA VCP Index Allocation Portfolio Class 3                        190,853,140          1,426,835
SAST SA WellsCap Aggressive Growth Portfolio Class 1                    3,916,779          3,058,840
SAST SA WellsCap Aggressive Growth Portfolio Class 2                      454,649            402,706
SAST SA WellsCap Aggressive Growth Portfolio Class 3                    6,353,215          6,676,413
SAST SA WellsCap Fundamental Growth Portfolio Class 1                  22,374,930         46,257,148
SAST SA WellsCap Fundamental Growth Portfolio Class 2                   1,437,583          2,765,738
SAST SA WellsCap Fundamental Growth Portfolio Class 3                  34,358,932         71,291,327
VALIC Company I Global Social Awareness Fund                               20,617             16,728
VALIC Company I International Equities Index Fund                         757,968            359,095
VALIC Company I Mid Cap Index Fund                                        758,526            250,930
VALIC Company I Nasdaq-100 Index Fund                                     638,789            455,923
VALIC Company I Small Cap Index Fund                                      746,505            351,697
VALIC Company I Stock Index Fund                                        2,235,502          2,378,049

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                                   December 31, 2018                     For the Year Ended December 31, 2018
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                           2,027,113  25.46     26.52      53,635,417       1.66     1.52   1.77    -6.29   -6.05
American Funds IS Asset Allocation
  Fund Class 3                             366,615  79.35     81.05      29,685,528       1.65     1.30   1.40    -5.83   -5.74
American Funds IS Capital Income
  Builder Class 4                          250,680   9.55     10.11       2,525,208       2.45     1.10   1.70    -8.82   -8.27
American Funds IS Global Growth
  Fund Class 2                           3,735,343  35.96     38.70     143,495,683       0.67     1.52   1.97   -10.83  -10.42
American Funds IS Growth Fund
  Class 2                                5,540,310  38.85     41.80     229,575,955       0.45     1.52   1.97    -2.20   -1.76
American Funds IS Growth Fund
  Class 3                                  479,248 382.29    390.47     187,004,336       0.52     1.30   1.40    -1.58   -1.48
American Funds IS Growth-Income
  Fund Class 2                           6,574,494  31.25     33.64     219,436,501       1.44     1.52   1.97    -3.71   -3.28
American Funds IS Growth-Income
  Fund Class 3                             554,349 248.36    253.67     140,467,092       1.48     1.30   1.40    -3.09   -3.00
American Funds IS High-Income Bond
  Fund Class 3                              92,070 100.94    103.09       9,485,774       6.15     1.30   1.40    -3.70   -3.60
American Funds IS International Fund
  Class 3                                  378,965  61.42     62.73      23,747,070       1.73     1.30   1.40   -14.32  -14.23
American Funds IS Ultra-Short Bond
  Fund Class 3                             228,920  19.31     19.72       4,514,142       0.95     1.30   1.40    -0.04    0.06
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3        220,852  39.48     40.32       8,898,646       1.73     1.30   1.40    -0.70   -0.60
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                   5,476            10.00          54,731       9.29            0.55            -4.29
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               2,645,609   9.73     10.88      29,724,213       6.31     1.00   1.90    -5.81   -4.96
AST SA PGI Asset Allocation
  Portfolio Class 1                      1,793,441  39.67     41.46      74,336,943       2.56     1.52   1.77    -6.23   -5.99
AST SA PGI Asset Allocation
  Portfolio Class 2                        109,306  37.45     40.41       4,326,410       2.40     1.52   1.97    -6.53   -6.11
AST SA PGI Asset Allocation
  Portfolio Class 3                      1,723,951  12.73     15.37      38,510,997       2.41     1.00   2.30    -6.94   -5.72
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,068,924  31.63    122.29     248,755,581       0.00     1.52   1.77    -2.50   -2.26
AST SA Wellington Capital
  Appreciation Portfolio Class 2           311,492 111.96    121.55      36,836,898       0.00     1.40   1.97    -2.83   -2.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3         7,461,856  18.39     27.14     365,803,763       0.00     1.00   2.30    -3.25   -1.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,354,788  13.87     21.23      49,625,212       2.01     1.52   1.77    -1.70   -1.46
AST SA Wellington Government and
  Quality Bond Portfolio Class 2           893,686  19.22     20.73      18,364,951       1.83     1.52   1.97    -2.05   -1.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        27,592,588  10.09     11.02     414,808,827       1.82     1.00   2.30    -2.49   -1.21
AST SA Wellington Growth Portfolio
  Class 1                                       --  60.65     63.40              --       2.29     1.52   1.77     5.11    5.32
AST SA Wellington Growth Portfolio
  Class 2                                       --  57.55     61.89              --       2.01     1.52   1.97     4.82    5.20
AST SA Wellington Growth Portfolio
  Class 3                                       --  16.02     18.31              --       1.81     1.10   2.15     4.55    5.44
AST SA Wellington Natural Resources
  Portfolio Class 1                             --  43.99     45.99              --       4.15     1.52   1.77     3.40    3.61
AST SA Wellington Natural Resources
  Portfolio Class 2                             --  41.74     45.00              --       4.09     1.52   1.97     3.09    3.46
AST SA Wellington Natural Resources
  Portfolio Class 3                             --   8.64      9.97              --       3.73     1.00   2.30     2.76    3.84
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                2,651,239  10.24     10.40      27,408,241       1.58     1.00   1.70    -9.37   -8.73
BlackRock Global Allocation V.I.
  Fund Class III                           227,133   9.61     10.25       2,261,002       0.89     1.10   1.70    -9.15   -8.60
BlackRock iShares Alternative
  Strategies VI Fund Class III                  --  10.83     11.77              --       0.00     1.10   1.70     1.01    1.41
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III            41,385   9.98     10.69         435,002       0.62     1.10   1.70    -6.79   -6.22
BLK iShares Dynamic Fixed Income
  VI Fund Class III                             --   9.86     10.03              --       0.00     1.10   1.40    -2.23   -2.16
BLK iShares Equity Appreciation VI
  Fund Class III                                --  11.15     11.73              --       0.00     1.10   1.40    -2.21   -2.14
Columbia VP Asset Allocation Fund
  Class 1                                   37,168  17.04     17.80         661,579       1.62     1.52   1.77    -6.21   -5.97
Columbia VP Dividend Opportunity
  Fund Class 1                              86,513  17.06     17.85       1,537,452       0.00     1.52   1.77    -7.39   -7.16
Columbia VP Emerging Markets Bond
  Fund Class 2                               7,341  10.14     10.38          76,171       8.83     1.10   1.70    -8.95   -8.40
Columbia VP Income Opportunities
  Fund Class 1                             382,858  22.55     24.80       9,306,131       5.04     1.52   2.17    -5.83   -5.21
Columbia VP Large Cap Growth Fund
  Class 1                                1,625,494  12.27     12.49      20,238,170       0.00     1.52   2.17    -6.01   -5.40
Columbia VP Limited Duration Credit
  Fund Class 2                              26,182   9.79      9.86         258,065       3.06     1.10   1.35    -1.36   -1.12
Columbia VP Loomis Sayles Growth
  Fund Class 1                             126,507  13.07     13.16       1,661,792       0.00     1.52   1.77    -4.12   -3.88
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  17,904  16.93     19.35         340,403       0.00     1.52   2.02    -6.69   -6.21
Columbia VP Overseas Core Fund
  Class 2                                  116,243   9.90      9.96       1,157,471       2.54     1.52   1.77   -18.28  -18.08
Columbia VP Small Company Growth
  Fund Class 1                              29,151  21.91     22.93         663,985       0.00     1.52   1.77    -3.49   -3.24
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            2,974,892  11.63     13.27      37,671,148       3.24     1.10   2.30   -11.71  -10.64
FTVIP Franklin Income VIP Fund
  Class 2                                8,438,188  11.57     12.95     119,326,659       4.91     1.00   2.30    -6.49   -5.26
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              78,987   9.77     10.00         780,788       2.24     1.10   1.70    -3.79   -3.21
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,879   9.75     10.36          50,390       0.69     1.10   1.35    -5.63   -5.39
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Class                                     70,384            10.14         713,660       0.31            0.55             1.17
Goldman Sachs VIT Government
  Money Market Fund Service Class        8,510,198   9.69      9.91      83,717,300       1.31     1.10   1.95    -0.49    0.37
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      88,650   8.66      8.75         773,374       2.25     1.10   1.70    -8.67   -8.12
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                            --   9.12      9.28              --       0.19     1.10   1.70    -0.26   -0.06
Invesco V.I. American Franchise Fund
  Series II                                863,349  16.38     20.03      17,796,063       0.00     1.10   2.30    -6.09   -4.95
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            74,606  10.21     10.63         784,492       1.50     1.10   1.40    -8.02   -7.74
Invesco V.I. Comstock Fund Series II    13,750,195  13.28     15.09     255,260,543       1.47     1.10   2.30   -14.37  -13.33
Invesco V.I. Growth and Income Fund
  Series II                             17,989,340  13.27     15.07     353,879,831       1.82     1.10   2.30   -15.57  -14.54
Ivy VIP Asset Strategy Class II             40,786   9.00      9.51         381,131       2.09     1.10   1.70    -7.04   -6.48
Lord Abbett Bond Debenture Portfolio
  Class VC                                 100,706  10.39     11.10       1,111,216       5.28     1.10   1.70    -5.65   -5.08
Lord Abbett Fundamental Equity
  Portfolio Class VC                        23,422  10.96     11.44         266,826       1.57     1.10   1.40    -9.44   -9.17
Lord Abbett Growth and Income
  Portfolio Class VC                     8,937,979  13.55     13.81     154,146,994       1.34     1.00   2.30   -10.25   -9.06
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 625,120  18.96     19.77      12,326,676       0.65     1.52   1.77   -16.54  -16.33
Lord Abbett Short Duration Income
  Portfolio Class VC                       171,712   9.97     10.24       1,748,919       4.07     1.10   1.70    -0.56    0.04

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II      108,208  9.17       9.93        1,060,626      2.93     1.10   1.70    -9.45   -8.90
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio       93,968  8.56       8.93          834,488      0.00     1.10   1.70    -8.36   -7.81
PIMCO All Asset Portfolio Advisor
  Class                                    4,334 10.15      10.18           44,132      3.47     1.10   1.35    -6.72   -6.49
PIMCO Dynamic Bond Portfolio
  Advisor Class                           83,765 10.17      10.39          865,952      2.80     1.10   1.70    -0.79   -0.19
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                 22,441 10.57      10.86          237,457      4.36     1.10   1.40    -6.16   -5.88
PVC Diversified International
  Account Class 1                         83,344  7.16       7.63          629,548      2.20     1.40   1.80   -19.02  -18.69
PVC Diversified International
  Account Class 2                         32,739  6.70       7.14          231,762      1.92     1.55   1.95   -19.38  -19.05
PVC Equity Income Account Class 1        585,103 17.61      18.88       10,949,628      1.88     1.40   1.80    -6.72   -6.34
PVC Equity Income Account Class 2        384,146 16.42      16.99        6,616,984      1.75     1.52   1.95    -7.08   -6.68
PVC Government & High Quality
  Bond Account Class 1                   178,972  8.08       8.65        1,508,552      3.52     1.40   1.80    -0.90   -0.50
PVC Government & High Quality
  Bond Account Class 2                    92,586  7.52       8.04          736,724      3.43     1.55   1.95    -1.27   -0.87
PVC Income Account Class 1               299,013 10.36      11.11        3,285,269      4.25     1.40   1.80    -1.02   -0.63
PVC Income Account Class 2               154,338  9.73      10.42        1,600,955      4.02     1.55   1.95    -1.48   -1.08
PVC LargeCap Growth Account
  Class 1                                 40,451 12.48      13.39          536,163      0.24     1.40   1.80    -8.96   -8.60
PVC LargeCap Growth Account
  Class 2                                 33,471 11.71      12.53          416,736      0.10     1.55   1.95    -9.33   -8.97
PVC MidCap Account Class 1                65,169 22.79      24.42        1,565,530      0.27     1.40   1.80    -8.22   -7.85
PVC MidCap Account Class 2                31,145 21.22      22.73          702,572      0.05     1.55   1.95    -8.60   -8.23
PVC Principal Capital Appreciation
  Account Class 1                        343,884 23.85      25.58        8,741,294      1.17     1.40   1.80    -5.14   -4.76
PVC Principal Capital Appreciation
  Account Class 2                         78,200 22.19      23.77        1,843,740      0.96     1.55   1.95    -5.51   -5.13
PVC Real Estate Securities Account
  Class 1                                 11,015 30.66      32.74          359,551      1.86     1.40   1.80    -5.93   -5.55
PVC Real Estate Securities Account
  Class 2                                  6,759 30.22      31.26          210,152      1.47     1.55   1.70    -6.09   -5.95
PVC SAM Balanced Portfolio
  Class 1                              1,715,857 15.01      16.10       26,908,063      3.13     1.40   1.80    -6.75   -6.37
PVC SAM Balanced Portfolio
  Class 2                              1,628,873 14.06      15.13       24,368,794      2.97     1.52   1.95    -7.09   -6.69
PVC SAM Conservative Balanced
  Portfolio Class 1                      251,091 10.35      11.09        2,740,149      3.39     1.40   1.80    -5.22   -4.84
PVC SAM Conservative Balanced
  Portfolio Class 2                      289,548  9.70      14.54        3,004,255      3.23     1.52   1.95    -5.62   -5.21
PVC SAM Conservative Growth
  Portfolio Class 1                      750,535 16.11      17.27       12,656,289      2.84     1.40   1.80    -8.30   -7.93
PVC SAM Conservative Growth
  Portfolio Class 2                      851,118 15.04      16.16       13,549,050      2.55     1.52   1.95    -8.63   -8.23
PVC SAM Flexible Income Portfolio
  Class 1                                384,409 11.62      12.47        4,675,908      3.85     1.40   1.80    -3.73   -3.34
PVC SAM Flexible Income Portfolio
  Class 2                                407,965 10.90      14.41        4,747,560      3.73     1.52   1.95    -4.10   -3.68
PVC SAM Strategic Growth
  Portfolio Class 1                      160,039 17.54      18.78        2,954,716      2.20     1.40   1.80   -10.24   -9.88
PVC SAM Strategic Growth
  Portfolio Class 2                      311,190 16.38      17.65        5,389,174      2.17     1.52   1.95   -10.64  -10.25
PVC Short-Term Income Account
  Class 1                                218,942  7.33       7.86        1,647,806      1.94     1.40   1.80    -0.79   -0.39
PVC Short-Term Income Account
  Class 2                                 78,089  6.90       7.38          571,603      1.70     1.55   1.95    -0.74   -0.34
PVC SmallCap Account Class 1              38,198 11.73      12.56          468,247      0.30     1.40   1.80   -12.49  -12.14
PVC SmallCap Account Class 2              24,566 10.96      11.69          286,110      0.09     1.55   1.95   -12.89  -12.54
SST SA Allocation Balanced
  Portfolio Class 3                    8,015,704 10.02      13.47      117,529,485      4.50     1.00   2.30    -6.14   -4.90
SST SA Allocation Growth Portfolio
  Class 1                                 12,900            10.59          136,656      3.97            0.55            -7.42
SST SA Allocation Growth Portfolio
  Class 3                              5,568,909 10.08      14.70       88,235,297      4.32     1.00   2.15    -9.18   -8.13
SST SA Allocation Moderate
  Growth Portfolio Class 1                 2,624            10.53           27,629      4.46            0.55            -6.25
SST SA Allocation Moderate
  Growth Portfolio Class 3            12,410,306 10.07      13.71      184,982,706      4.25     1.00   2.30    -8.08   -6.87
SST SA Allocation Moderate
  Portfolio Class 1                           --            11.35               --      0.00            0.55             2.42
SST SA Allocation Moderate
  Portfolio Class 3                   11,146,630 10.07      13.73      166,597,503      4.30     1.00   2.30    -7.13   -5.91
SST SA Columbia Focused Growth
  Portfolio Class 3                           -- 13.12      13.56               --      0.00     1.10   1.40     9.69    9.96
SST SA Columbia Focused Value
  Portfolio Class 3                       10,059 11.14      12.11          120,245      4.28     1.10   1.70   -13.63  -13.11
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3          17,128  9.96      10.17          171,227      2.03     1.10   1.40    -2.67   -2.37
SST SA Multi-Managed
  International Equity Portfolio
  Class 3                                 39,785  9.59       9.61          379,801      2.70     1.10   1.40   -15.66  -15.41
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                10,417 12.70      13.48          136,207      0.40     1.10   1.40    -3.33   -3.04
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                 19,081 10.56      11.03          204,053      2.10     1.10   1.40   -11.21  -10.94
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3                29,475 11.92      12.78          366,656      0.00     1.10   1.40    -5.07   -4.79
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                 27,240 10.18      10.86          290,090      0.69     1.10   1.40   -13.29  -13.03
SST SA Multi-Managed Small Cap
  Portfolio Class 3                       20,102  9.82      11.28          222,228      0.00     1.10   1.70   -13.27  -12.74
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 1                                 20,206 10.57      10.60          213,707      2.17     0.40   0.55    -9.05   -8.91
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                              4,285,300 10.80      11.03       46,933,229      2.38     1.00   1.95   -10.54   -9.68
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                       25,208 12.53      14.49          359,324      0.00     1.10   1.70    -3.10   -2.52
SST SA Wellington Real Return
  Portfolio Class 3                   23,246,639  9.90      10.28      259,394,966      3.35     1.00   2.30    -2.49   -1.20
SAST SA AB Growth Portfolio
  Class 1                              3,443,973 21.09      80.56      275,198,633      0.00     1.52   1.77     0.51    0.77
SAST SA AB Growth Portfolio
  Class 2                                508,844 72.60      80.29       39,379,869      0.00     1.40   1.97     0.15    0.73
SAST SA AB Growth Portfolio
  Class 3                              6,618,140 19.90      22.98      307,040,245      0.00     1.00   2.30    -0.28    1.04
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2                309,550 30.80      33.18       10,195,432      0.51     1.52   1.97   -16.90  -16.52
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3             13,241,903 13.29      18.04      323,869,520      0.32     1.00   2.30   -17.26  -16.17
SAST SA American Funds Asset
  Allocation Portfolio Class 1            66,637 10.66      10.69          710,711      5.38     0.40   0.55    -5.14   -5.00
SAST SA American Funds Asset
  Allocation Portfolio Class 3        42,900,760 13.22      15.23      721,085,470      3.09     1.00   2.30    -7.05   -5.83
SAST SA American Funds Global
  Growth Portfolio Class 3            17,769,533 14.06      17.12      328,237,498      1.15     1.00   2.30   -11.35  -10.18
SAST SA American Funds Growth
  Portfolio Class 1                        6,005             9.46           56,785      5.55            0.55            -5.44
SAST SA American Funds Growth
  Portfolio Class 3                   13,489,990 17.21      19.47      284,102,252      0.94     1.00   2.30    -2.80   -1.52
SAST SA American Funds Growth-
  Income Portfolio Class 1                 4,976             9.49           47,237     14.80            0.55            -5.07
SAST SA American Funds Growth-
  Income Portfolio Class 3            11,818,330 16.12      17.52      223,453,052      2.71     1.00   2.30    -4.29   -3.03
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                        3,209            10.53           33,789      3.37            0.55            -5.42
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                  111,175,437 10.09      12.48    1,455,963,780      1.60     1.00   2.15    -7.16   -6.08
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1            1,096 10.27      10.32           11,316      1.79     0.55   0.80    -6.30   -6.06

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                      ---------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                          ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3       57,785,191  9.89      10.44      617,386,703      1.13     1.00   2.15    -7.77   -6.70
SAST SA Boston Company Capital
  Growth Portfolio Class 1                    -- 15.42      16.12               --      0.70     1.52   1.77    12.89   13.12
SAST SA Boston Company Capital
  Growth Portfolio Class 2                    -- 14.63      15.73               --      0.48     1.52   1.97    12.61   13.02
SAST SA Boston Company Capital
  Growth Portfolio Class 3                    -- 14.20      17.64               --      0.24     1.10   2.17    12.35   13.31
SAST SA Columbia Technology
  Portfolio Class 1                    1,824,181  5.28       5.52       10,066,837      0.00     1.52   1.77    -9.77   -9.54
SAST SA Columbia Technology
  Portfolio Class 2                      672,291  4.98       5.49        3,579,530      0.00     1.40   1.97   -10.09   -9.58
SAST SA Columbia Technology
  Portfolio Class 3                    3,462,048 21.45      21.86       38,978,966      0.00     1.10   2.30   -10.44   -9.35
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    2,172,845 10.06      11.36       25,796,887      1.01     0.80   1.77    -0.25    0.73
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                      611,587 10.76      11.58        7,017,812      1.07     1.52   1.97    -0.62   -0.17
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                   15,119,441  7.87       9.45      143,712,140      0.81     1.00   2.30    -1.08    0.22
SAST SA Dogs of Wall Street
  Portfolio Class 1                      784,425 29.08      30.42       23,839,608      2.45     1.52   1.77    -2.06   -1.82
SAST SA Dogs of Wall Street
  Portfolio Class 2                      163,784 27.62      29.70        4,813,297      2.19     1.52   1.97    -2.38   -1.94
SAST SA Dogs of Wall Street
  Portfolio Class 3                    3,860,528 16.49      22.83       98,522,734      2.19     1.00   2.30    -2.83   -1.55
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                 54,845  8.50       8.53          466,837      1.24     1.10   1.55   -14.97  -14.71
SAST SA Federated Corporate Bond
  Portfolio Class 1                    1,491,059 28.61      29.93       44,558,381      4.10     1.52   1.77    -4.56   -4.32
SAST SA Federated Corporate Bond
  Portfolio Class 2                      416,786 27.08      29.19       12,046,973      3.88     1.52   1.97    -4.87   -4.44
SAST SA Federated Corporate Bond
  Portfolio Class 3                   26,035,265 10.88      15.24      521,623,142      4.01     1.00   2.30    -5.28   -4.03
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1          530,039 33.04      34.57       18,311,806      2.35     1.52   1.77    -8.11   -7.88
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2          131,542 31.29      33.70        4,383,222      2.20     1.52   1.97    -8.44   -8.02
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3        8,050,829 10.86      11.56      141,767,083      2.12     1.10   2.30    -8.88   -7.77
SAST SA Fixed Income Index
  Portfolio Class 3                      726,349  9.74       9.84        7,114,280      4.22     1.00   1.80    -2.66   -1.87
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                904,133  9.76       9.86        8,881,226      3.42     1.00   1.80    -1.47   -0.68
SAST SA Franklin Small Company
  Value Portfolio Class 3              8,627,581 12.93      15.19      136,229,785      0.72     1.00   2.30   -15.00  -13.88
SAST SA Global Index Allocation
  60-40 Portfolio Class 1                  5,561             9.40           52,293      0.20            0.55            -5.97
SAST SA Global Index Allocation
  60-40 Portfolio Class 3              1,263,733  9.31       9.36       11,800,590      2.67     1.00   1.70    -6.88   -6.44
SAST SA Global Index Allocation
  75-25 Portfolio Class 1                    819             9.21            7,546      0.00            0.55            -7.91
SAST SA Global Index Allocation
  75-25 Portfolio Class 3              1,603,092  9.11       9.17       14,673,510      2.66     1.00   1.95    -8.89   -8.31
SAST SA Global Index Allocation
  90-10 Portfolio Class 1                  1,766  9.01       9.02           15,929      3.06     0.40   0.55    -9.88   -9.79
SAST SA Global Index Allocation
  90-10 Portfolio Class 3              6,171,131  8.92       8.97       55,235,714      2.69     1.00   1.70   -10.75  -10.33
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                 791,876 10.23      13.71       17,196,182      3.78     0.55   1.77    -4.20   -3.02
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                 164,951 19.78      21.28        3,468,947      3.68     1.52   1.97    -4.50   -4.07
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3              14,384,149  9.58      10.93      194,760,814      3.84     1.00   2.30    -4.94   -3.69
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 1                 701             9.43            6,613      1.33            0.40            -8.66
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3             853,362  9.22       9.33        7,931,309      1.93     1.00   1.95   -10.31   -9.44
SAST SA Index Allocation 60-40
  Portfolio Class 1                        3,248            10.52           34,164      3.32            0.55            -5.15
SAST SA Index Allocation 60-40
  Portfolio Class 3                    5,946,132 10.24      10.38       61,387,538      4.27     1.00   1.70    -6.49   -5.83
SAST SA Index Allocation 80-20
  Portfolio Class 1                       97,002 10.60      10.63        1,029,125      3.61     0.40   0.55    -7.00   -6.86
SAST SA Index Allocation 80-20
  Portfolio Class 3                   11,725,309 10.26      10.45      121,890,431      4.11     1.00   1.95    -8.58   -7.70
SAST SA Index Allocation 90-10
  Portfolio Class 1                      152,518 10.64      10.67        1,622,924      6.29     0.40   0.55    -8.00   -7.86
SAST SA Index Allocation 90-10
  Portfolio Class 3                   34,522,396 10.31      10.50      360,711,595      4.27     1.00   1.95    -9.48   -8.61
SAST SA International Index
  Portfolio Class 3                      125,090  8.73       8.77        1,094,458      3.94     1.15   1.55   -15.59  -15.25
SAST SA Invesco Growth
  Opportunities Portfolio Class 1        617,701 10.43      10.91        6,730,249      0.00     1.52   1.77    -6.44   -6.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 2        216,380  9.87      10.65        2,281,204      0.00     1.52   1.97    -6.71   -6.28
SAST SA Invesco Growth
  Opportunities Portfolio Class 3      7,673,370 14.20      18.64      110,610,502      0.00     1.10   2.30    -7.19   -6.06
SAST SA Invesco VCP Equity-
  Income Portfolio Class 1                 1,750             9.69           16,959      3.40            0.55           -10.41
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3            96,209,892  9.47      11.30    1,135,065,130      2.62     1.00   2.15   -12.09  -11.07
SAST SA Janus Focused Growth
  Portfolio Class 1                      440,267 21.48      22.47        9,881,710      0.00     1.52   1.77    -0.47   -0.22
SAST SA Janus Focused Growth
  Portfolio Class 2                      371,093 20.99      21.89        8,055,511      0.00     1.52   1.77    -0.65   -0.40
SAST SA Janus Focused Growth
  Portfolio Class 3                    4,079,713 15.27      18.27       82,938,277      0.00     1.00   2.30    -1.27    0.03
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           1,418,413 10.25      13.94       36,219,428      1.56     0.55   1.77    -9.33   -8.21
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2             252,488 23.38      25.18        6,271,020      1.37     1.52   1.97    -9.67   -9.26
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3           7,060,639 12.72      14.83      123,595,292      1.48     1.00   2.30   -10.07   -8.89
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1              971,631 17.10      26.77       17,399,983      2.11     1.52   1.77   -20.82  -20.62
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2              174,821 16.18      17.43        3,018,765      1.96     1.52   1.97   -21.06  -20.70
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3            7,481,053  9.17       9.81       97,478,253      1.99     1.00   2.30   -21.41  -20.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    1,841,880 17.17      56.62      102,760,897      2.11     1.52   1.77    -6.15   -5.91
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                      136,711 51.06      55.10        7,447,510      1.98     1.52   1.97    -6.47   -6.04
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                    5,403,489 15.31      16.91      116,686,445      1.86     1.00   2.30    -6.87   -5.64
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    1,127,984 28.53      29.85       33,573,442      1.86     1.52   1.77   -12.64  -12.42
SAST SA JPMorgan Global Equities
  Portfolio Class 2                      102,374 27.09      29.77        2,977,589      1.67     1.40   1.97   -12.93  -12.43
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    1,436,925 12.22      12.60       24,786,516      1.60     1.00   2.30   -13.33  -12.19
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    1,166,514 27.67      28.89       33,662,563      2.38     1.52   1.77    -2.30   -2.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                      177,657 26.94      28.14        4,960,688      2.30     1.52   1.77    -2.45   -2.21
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   36,443,133 10.02      12.59      579,599,929      2.23     1.00   2.30    -2.97   -1.69
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    1,238,303 13.47      23.64       29,053,754      0.00     1.52   1.77    -6.56   -6.32

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               467,787 21.35      23.55       10,662,385      0.00     1.40   1.97    -6.91   -6.37
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3             4,129,355 15.79      21.25       93,285,308      0.00     1.00   2.30    -7.29   -6.07
SAST SA Large Cap Growth Index
  Portfolio Class 3                       28,048  9.57       9.60          268,780      0.59     1.00   1.55    -4.34   -3.99
SAST SA Large Cap Index Portfolio
  Class 3                                989,431  9.79       9.85        9,708,834      4.23     1.15   1.70    -6.60   -6.08
SAST SA Large Cap Value Index
  Portfolio Class 3                       53,221  9.27       9.30          494,134      1.42     1.10   1.70    -7.34   -6.97
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1          4,500,717 20.68      62.70      279,867,530      1.73     1.52   1.77   -10.25  -10.02
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2            574,400 56.57      62.46       34,755,204      1.58     1.40   1.97   -10.59  -10.08
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3         11,611,118 14.40      15.59      343,641,816      1.44     1.10   2.30   -10.94   -9.86
SAST SA Legg Mason Tactical
  Opportunities Class 1                    2,943  9.66       9.68           28,446      1.80     0.40   0.55    -6.24   -6.10
SAST SA Legg Mason Tactical
  Opportunities Class 3                2,154,110  9.50       9.58       20,557,995      2.35     1.00   1.70    -7.55   -6.90
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      542,748 11.45      14.57        6,575,065      0.42     1.52   1.77    -6.92   -6.69
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                      190,402 10.86      11.69        2,205,767      0.24     1.52   1.97    -7.31   -6.89
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    5,236,314 16.39      17.86       82,905,041      0.15     1.00   2.30    -7.65   -6.43
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1      909,834 19.63      44.76       40,520,445      0.83     1.52   1.77    -7.05   -6.81
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      148,627 40.64      43.65        6,427,721      0.64     1.52   1.97    -7.40   -6.98
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3    8,507,113 15.03      18.27      210,166,265      0.54     1.00   2.30    -7.80   -6.58
SAST SA MFS Telecom Utility
  Portfolio Class 1                           -- 26.05      27.23               --      4.45     1.52   1.77     2.38    2.58
SAST SA MFS Telecom Utility
  Portfolio Class 2                           -- 25.50      26.57               --      4.30     1.52   1.77     2.28    2.49
SAST SA MFS Telecom Utility
  Portfolio Class 3                           -- 12.77      17.86               --      4.05     1.10   2.30     1.77    2.76
SAST SA MFS Total Return
  Portfolio Class 1                    2,137,865 10.33      18.61       87,756,849      2.10     0.40   1.77    -7.42   -6.13
SAST SA MFS Total Return
  Portfolio Class 2                      572,961 37.75      40.67       23,067,850      1.92     1.52   1.97    -7.72   -7.31
SAST SA MFS Total Return
  Portfolio Class 3                    6,598,640 12.47      14.11      152,963,635      1.91     1.00   2.30    -8.14   -6.93
SAST SA Mid Cap Index Portfolio
  Class 3                                197,838  9.02       9.11        1,797,752      1.46     1.15   1.95   -13.57  -12.87
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              1,612,319 13.28      13.89       22,389,028      1.24     1.52   1.77   -15.48  -15.27
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                566,991 12.60      13.56        7,621,150      1.09     1.52   1.97   -15.72  -15.34
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                              7,888,603  9.30       9.74       95,609,192      0.97     1.00   2.30   -16.10  -15.00
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            593,991 33.15      34.69       20,578,242      1.13     1.52   1.77    -9.49   -9.26
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             86,357 31.35      33.82        2,896,117      0.93     1.52   1.97    -9.81   -9.40
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,210,779 14.71      16.22       48,483,895      0.87     1.00   2.30   -10.22   -9.04
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          88,710,369 10.03      11.38    1,054,290,448      2.93     1.00   2.15    -9.16   -8.10
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                 987,009 29.82      31.15       30,708,725      6.90     1.52   1.77    -5.58   -5.34
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 197,249 28.14      30.36        5,917,414      6.26     1.52   1.97    -5.88   -5.45
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               4,867,974 11.36      13.63       90,796,360      6.52     1.10   2.30    -6.25   -5.11
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              1,424,717 10.15      14.79       20,886,374      3.09     1.52   1.77   -19.09  -18.89
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                258,723 13.45      14.44        3,697,007      2.84     1.52   1.97   -19.37  -19.00
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              6,858,882  7.73       9.58       86,408,531      2.76     1.10   2.30   -19.70  -18.72
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1             6,862            10.11           69,348      0.15            0.55            -9.30
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3        44,346,231  9.72      10.60      481,249,786      2.12     1.00   2.15   -10.96   -9.93
SAST SA Small Cap Index Portfolio
  Class 3                                193,101  8.76       8.86        1,704,304      1.04     1.00   1.95   -13.60  -12.77
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 1                                  7,267  9.68       9.70           70,374      1.11     0.40   0.55    -6.11   -5.96
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                              8,728,063  9.50       9.61       83,563,828      1.40     1.00   1.95    -7.56   -6.67
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 1               5,537            10.70           59,261      3.32            0.55            -7.29
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3          91,427,715 10.15      11.11    1,040,229,342      2.76     1.00   2.15    -9.09   -8.03
SAST SA Templeton Foreign Value
  Portfolio Class 2                      578,168 16.35      17.84       10,260,925      4.46     1.52   1.97   -17.95  -17.58
SAST SA Templeton Foreign Value
  Portfolio Class 3                   25,411,192  9.14       9.75      317,735,460      4.31     1.00   2.30   -18.27  -17.19
SAST SA VCP Dynamic Allocation
  Portfolio Class 1                       17,131 10.79      10.84          185,778      8.05     0.55   0.80    -7.37   -7.14
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  613,923,310 10.30      12.44    8,026,805,557      3.70     1.00   2.15    -8.82   -7.75
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                       17,381            10.69          185,780      8.36            0.55            -7.48
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  398,620,387 10.20      12.23    5,106,622,977      3.84     1.00   2.15    -9.17   -8.11
SAST SA VCP Index Allocation
  Portfolio Class 3                   18,479,638  9.42       9.53      175,476,252      4.95     1.00   1.95    -9.22   -8.35
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               836,002 12.50      24.70       20,601,768      0.00     1.52   1.77    -8.43   -8.20
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               104,285 22.30      24.03        2,485,307      0.00     1.52   1.97    -8.78   -8.36
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,184,264 14.09      14.38       20,503,098      0.00     1.10   2.30    -9.15   -8.05
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1                    -- 39.22      41.00               --      0.00     1.52   1.77    11.71   11.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                    -- 37.08      39.95               --      0.00     1.52   1.97    11.40   11.80
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3                    -- 18.78      21.16               --      0.00     1.10   2.30    11.03   12.10
VALIC Company I Global Social
  Awareness Fund                          76,339 11.25      11.71          885,948      1.73     1.10   1.40    -9.73   -9.46
VALIC Company I International
  Equities Index Fund                    443,827  9.81       9.86        4,353,291      2.01     1.10   1.40   -14.95  -14.69
VALIC Company I Mid Cap Index
  Fund                                   296,952 11.38      12.24        3,557,636      1.10     1.10   1.40   -12.67  -12.41
VALIC Company I Nasdaq-100
  Index Fund                             167,014 13.42      15.32        2,507,370      0.54     1.10   1.70    -2.31   -1.72
VALIC Company I Small Cap Index
  Fund                                   251,376 10.46      12.31        2,968,420      1.00     1.10   1.70   -12.73  -12.20
VALIC Company I Stock Index
  Fund                                   776,807 11.86      13.05       10,022,502      1.78     1.10   1.70    -6.33   -5.77

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2017                     For the Year Ended December 31 2017
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                           2,258,640  27.17     28.22      63,609,571       1.52     1.52   1.77   14.20    14.48
American Funds IS Asset Allocation
  Fund Class 3                             438,551  84.27     85.99      37,677,673       1.58     1.30   1.40   14.68    14.79
American Funds IS Capital Income
  Builder Class 4                          146,919  10.47     11.02       1,611,137       2.43     1.10   1.70   10.76    11.42
American Funds IS Global Growth
  Fund Class 2                           4,289,148  40.33     43.21     184,043,666       0.66     1.52   1.97   28.91    29.49
American Funds IS Growth Fund
  Class 2                                6,385,119  39.73     42.55     269,431,096       0.50     1.52   1.97   25.80    26.36
American Funds IS Growth Fund
  Class 3                                  534,374 388.44    396.35     211,655,455       0.57     1.30   1.40   26.61    26.73
American Funds IS Growth-Income
  Fund Class 2                           7,539,285  32.46     34.78     260,278,687       1.36     1.52   1.97   20.00    20.54
American Funds IS Growth-Income
  Fund Class 3                             640,980 244.91    250.13     167,450,242       1.42     0.75   0.85    7.05     7.17
American Funds IS High-Income Bond
  Fund Class 3                             113,179 104.81    106.94      12,097,375       6.48     1.30   1.40    5.54     5.65
American Funds IS International Fund
  Class 3                                  427,823  71.68     73.14      31,261,822       1.33     1.30   1.40   30.40    30.53
American Funds IS Ultra-Short Bond
  Fund Class 3                             212,145  19.32     19.71       4,180,825       0.37     1.30   1.40   -0.86    -0.76
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3        252,166  39.75     40.56      10,222,233       1.36     1.30   1.40    0.31     0.41
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                     583            10.44           6,091       0.00            0.55             4.43
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               1,400,871  10.24     11.34      16,582,698       2.43     1.00   2.30    2.42     3.74
AST SA PGI Asset Allocation Portfolio
  Class 1                                2,021,747  42.31     44.10      89,143,380       2.64     1.52   1.77   11.76    12.04
AST SA PGI Asset Allocation Portfolio
  Class 2                                  126,277  40.07     43.04       5,333,892       2.44     1.52   1.97   11.37    11.87
AST SA PGI Asset Allocation Portfolio
  Class 3                                1,784,246  13.51     16.52      43,796,259       2.55     1.00   2.30   10.90    12.34
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,351,268  32.44    125.11     289,531,323       0.00     1.52   1.77   30.46    30.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2           358,233 115.22    124.38      43,466,909       0.00     1.40   1.97   30.00    30.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3         8,445,353  18.68     28.05     432,692,185       0.00     1.10   2.30   29.45    31.00
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,667,599  14.11     21.55      57,076,950       1.75     1.52   1.77    1.13     1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,071,364  19.63     21.07      22,378,418       1.57     1.52   1.97    0.85     1.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        33,108,814  10.21     11.30     509,688,431       1.57     1.00   2.30    0.42     1.73
AST SA Wellington Growth Portfolio
  Class 1                                1,082,048  57.70     60.19      65,049,649       1.16     1.52   1.77   17.69    17.98
AST SA Wellington Growth Portfolio
  Class 2                                  283,027  54.90     58.83      16,502,563       0.98     1.52   1.97   17.28    17.81
AST SA Wellington Growth Portfolio
  Class 3                                2,132,781  15.19     51.79      85,644,992       0.93     1.10   2.17   16.93    18.18
AST SA Wellington Natural Resources
  Portfolio Class 1                        511,295  42.55     44.39      22,674,292       2.41     1.52   1.77   13.05    13.33
AST SA Wellington Natural Resources
  Portfolio Class 2                        119,713  40.49     43.49       5,109,420       2.27     1.52   1.97   12.66    13.16
AST SA Wellington Natural Resources
  Portfolio Class 3                      3,481,029   8.41      9.56      66,140,638       2.24     1.10   2.30   12.17    13.52
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                1,075,356  11.32     11.40      12,218,739       0.28     1.00   1.55   14.28    14.91
BlackRock Global Allocation V.I. Fund
  Class III                                233,444  10.58     11.21       2,544,314       1.32     1.10   1.70   11.80    12.47
BlackRock iShares Alternative
  Strategies VI Fund Class III             104,662  10.72     11.60       1,187,714       2.65     1.10   1.70   10.56    11.22
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       63,521  10.70     11.40         704,813       2.22     1.10   1.70   12.79    13.47
BLK iShares Dynamic Fixed Income
  VI Fund Class III                         34,682  10.08     10.25         353,270       2.69     1.10   1.40    2.16     2.47
BLK iShares Equity Appreciation VI
  Fund Class III                            14,940  11.40     11.99         176,957       1.68     1.10   1.40   19.88    20.24
Columbia VP Asset Allocation Fund
  Class 1                                   43,915  18.17     18.93         831,361       1.65     1.52   1.77   13.60    13.88
Columbia VP Dividend Opportunity
  Fund Class 1                             100,166  18.43     19.23       1,915,068       0.00     1.52   1.77   12.38    12.66
Columbia VP Emerging Markets Bond
  Fund Class 2                                 472  11.14     11.33           5,346       5.85     1.10   1.70    9.82    10.47
Columbia VP Income Opportunities
  Fund Class 1                             457,734  23.94     26.16      11,742,899       5.68     1.52   2.17    4.28     4.96
Columbia VP Large Cap Growth Fund
  Class 1                                1,853,480  13.06     13.20      24,420,259       0.00     1.52   2.17   25.39    26.21
Columbia VP Limited Duration Credit
  Fund Class 2                              13,635             9.98         135,631       4.63     1.10   1.40    0.39     0.69
Columbia VP Loomis Sayles Growth
  Fund Class 1                             138,744  13.63     13.69       1,897,331       0.00     1.52   1.77   30.70    31.03
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  19,249  18.15     20.63         390,642       0.00     1.52   2.02   20.53    21.14
Columbia VP Overseas Core Fund
  Class 2                                  115,655  12.11     12.16       1,405,945       1.94     1.52   1.77   24.96    25.27
Columbia VP Small Company Growth
  Fund Class 1                              32,307  22.70     23.69         761,082       0.00     1.52   1.77   26.99    27.30
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            3,385,228  13.17     14.85      48,136,825       2.72     1.10   2.30    9.44    10.76
FTVIP Franklin Income VIP Fund
  Class 2                                9,766,849  13.85     15.64     146,560,863       4.12     1.10   2.30    7.19     8.48
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             114,163  10.15     10.33       1,171,835       3.58     1.10   1.70    2.80     3.42
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,837  10.33     10.95          52,958       0.32     1.10   1.35   11.60    11.88
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Class                                      1,993            10.02          19,973       0.08            0.55             0.22
Goldman Sachs VIT Government
  Money Market Fund Service Class        5,174,833   9.74      9.87      50,845,358       0.49     1.10   1.90   -1.38    -0.59
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      92,876   9.48      9.52         882,319       2.03     1.10   1.70    3.38     4.00
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        10,010   9.12      9.39          92,641       0.84     1.10   1.35   -3.63    -3.39
Invesco V.I. American Franchise Fund
  Series II                                984,724  17.23     21.33      21,434,759       0.00     1.10   2.30   24.15    25.64
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            59,289  11.10     11.53         673,985       4.21     1.10   1.40    8.31     8.63
Invesco V.I. Comstock Fund Series II    15,115,708  15.32     17.63     326,546,085       1.94     1.10   2.30   14.91    16.29
Invesco V.I. Growth and Income Fund
  Series II                             19,707,806  15.53     17.85     457,564,123       1.29     1.10   2.30   11.45    12.79
Ivy VIP Asset Strategy Class II             36,304   9.68     10.17         364,798       1.55     1.10   1.70   16.29    16.98
Lord Abbett Bond Debenture Portfolio
  Class VC                                 100,074  11.01     11.70       1,159,872       4.31     1.10   1.70    7.38     8.02
Lord Abbett Fundamental Equity
  Portfolio Class VC                        22,863  12.10     12.60         286,796       1.18     1.10   1.40   11.01    11.35
Lord Abbett Growth and Income
  Portfolio Class VC                    10,424,570  15.09     15.11     199,036,637       1.30     1.10   2.30   10.81    12.14
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 740,010  22.72     23.63      17,441,023       0.58     1.52   1.77    4.96     5.22
Lord Abbett Short Duration Income
  Portfolio Class VC                       119,329  10.02     10.24       1,215,588       3.95     1.10   1.70    0.47     1.07
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II        100,721  10.13     10.90       1,081,536       1.97     1.10   1.70   10.65    11.32
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio         90,513   9.34      9.69         872,098       0.00     1.10   1.70    4.89     5.52
PIMCO All Asset Portfolio Advisor
  Class                                      3,324  10.88     10.89          36,196       4.06     1.10   1.35   11.86    12.14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
PIMCO Dynamic Bond Portfolio
  Advisor Class                          86,098 10.25      10.41          892,864      1.66     1.10   1.70    3.14     3.76
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                16,871 11.23      11.57          190,856      5.06     1.10   1.40    8.24     8.57
PVC Diversified International
  Account Class 1                        94,227  8.84       9.38          876,588      1.89     1.40   1.80   26.77    27.27
PVC Diversified International
  Account Class 2                        36,975  8.31       8.82          323,635      1.43     1.55   1.95   26.31    26.82
PVC Equity Income Account Class 1       702,864 18.87      20.16       14,019,976      2.22     1.40   1.80   18.92    19.40
PVC Equity Income Account Class 2       460,725 17.67      18.21        8,521,794      1.94     1.52   1.95   18.44    18.95
PVC Government & High Quality
  Bond Account Class 1                  252,736  8.15       8.69        2,153,085      4.13     1.40   1.80    0.06     0.46
PVC Government & High Quality
  Bond Account Class 2                  100,981  7.62       8.11          811,965      3.73     1.55   1.95   -0.45    -0.05
PVC Income Account Class 1              351,551 10.46      11.18        3,884,877      4.35     1.40   1.80    3.25     3.66
PVC Income Account Class 2              174,373  9.87      10.53        1,828,733      4.03     1.55   1.95    2.85     3.26
PVC LargeCap Growth Account
  Class 1                                44,816 13.71      14.65          649,905      0.39     1.40   1.80   32.49    33.02
PVC LargeCap Growth Account
  Class 2                                36,730 12.91      13.76          502,580      0.16     1.55   1.95   31.95    32.48
PVC MidCap Account Class 1               77,069 24.83      26.50        2,006,847      0.55     1.40   1.80   23.28    23.78
PVC MidCap Account Class 2               31,625 23.22      24.76          777,389      0.34     1.55   1.95   22.78    23.27
PVC Principal Capital Appreciation
  Account Class 1                       399,871 25.15      26.85       10,649,159      1.24     1.40   1.80   18.60    19.08
PVC Principal Capital Appreciation
  Account Class 2                        87,707 23.49      25.06        2,181,936      1.04     1.55   1.95   18.14    18.61
PVC Real Estate Securities Account
  Class 1                                11,579 32.59      34.66          400,477      1.66     1.40   1.80    7.25     7.68
PVC Real Estate Securities Account
  Class 2                                 8,507 32.18      33.24          281,058      1.50     1.55   1.70    7.11     7.27
PVC SAM Balanced Portfolio
  Class 1                             1,930,268 16.10      17.19       32,413,454      2.08     1.40   1.80   13.16    13.61
PVC SAM Balanced Portfolio
  Class 2                             1,781,409 15.13      16.22       28,573,506      1.97     1.52   1.95   12.67    13.15
PVC SAM Conservative Balanced
  Portfolio Class 1                     272,930 10.93      11.66        3,135,209      2.82     1.40   1.80    9.48     9.91
PVC SAM Conservative Balanced
  Portfolio Class 2                     317,546 10.28      15.34        3,476,585      2.52     1.52   1.95    9.00     9.47
PVC SAM Conservative Growth
  Portfolio Class 1                     936,499 17.57      18.75       17,121,727      1.57     1.40   1.80   17.65    18.12
PVC SAM Conservative Growth
  Portfolio Class 2                     972,901 16.47      17.61       16,899,421      1.32     1.52   1.95   17.16    17.67
PVC SAM Flexible Income Portfolio
  Class 1                               455,926 12.07      12.90        5,757,746      3.35     1.40   1.80    6.48     6.91
PVC SAM Flexible Income Portfolio
  Class 2                               493,134 11.36      14.96        5,957,226      2.97     1.52   1.95    6.05     6.51
PVC SAM Strategic Growth
  Portfolio Class 1                     186,940 19.54      20.84        3,831,504      1.56     1.40   1.80   20.05    20.53
PVC SAM Strategic Growth
  Portfolio Class 2                     364,554 18.33      19.66        7,050,266      1.21     1.52   1.95   19.60    20.11
PVC Short-Term Income Account
  Class 1                               210,478  7.38       7.89        1,601,410      1.72     1.40   1.80    0.56     0.97
PVC Short-Term Income Account
  Class 2                               106,210  6.95       7.40          776,345      1.84     1.55   1.95   -0.18     0.22
PVC SmallCap Account Class 1             53,912 13.40      14.29          746,306      0.37     1.40   1.80   10.86    11.30
PVC SmallCap Account Class 2             30,689 12.58      13.37          407,370      0.14     1.55   1.95   10.40    10.84
SST SA Allocation Balanced
  Portfolio Class 3                   8,614,951 11.28      14.35      133,341,324      1.59     1.10   2.30    8.02     9.32
SST SA Allocation Growth Portfolio
  Class 3                             3,325,400 10.97      16.19       57,261,512      1.25     1.00   2.15    9.68    15.33
SST SA Allocation Moderate Growth
  Portfolio Class 1                       3,197            11.23           35,910      0.25            0.55            12.31
SST SA Allocation Moderate Growth
  Portfolio Class 3                  13,289,970 10.81      14.92      213,552,544      1.46     1.00   2.30    8.11    12.54
SST SA Allocation Moderate
  Portfolio Class 1                       1,802            11.08           19,973      0.00            0.55            10.83
SST SA Allocation Moderate
  Portfolio Class 3                  11,808,264  1.46       4.67      188,107,096      1.47     0.30   1.50    9.50    10.83
SST SA Columbia Focused Growth
  Portfolio Class 3                      14,626 11.96      12.34          179,884      0.00     1.10   1.40   33.03    33.43
SST SA Columbia Focused Value
  Portfolio Class 3                       6,117 12.89      13.94           83,448      1.47     1.10   1.70   19.35    20.07
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3         24,999 10.23      10.41          254,806      2.61     1.10   1.40    2.29     2.60
SST SA Multi-Managed International
  Equity Portfolio Class 3               33,506 11.33      11.39          378,935      2.26     1.10   1.40   24.66    25.04
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3               11,138 13.14      13.91          147,016      0.29     1.10   1.40   25.61    25.99
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                13,111 11.89      12.39          158,154      2.08     1.10   1.40   12.45    12.78
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3               29,424 12.56      13.42          385,834      0.00     1.10   1.40   24.25    24.62
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                27,143 11.75      12.49          331,327      1.01     1.10   1.40   11.07    11.40
SST SA Multi-Managed Small Cap
  Portfolio Class 3                      13,747 11.32      12.93          172,473      0.14     1.10   1.70    8.37     9.02
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                             2,015,324 12.07      12.21       24,488,106      2.40     1.00   1.95   17.19    18.30
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                      18,852 12.93      14.87          275,162      0.00     1.10   1.70   30.65    31.43
SST SA Wellington Real Return
  Portfolio Class 1                          --            10.12               --      0.00            0.80             1.22
SST SA Wellington Real Return
  Portfolio Class 3                  26,817,930 10.02      10.54      304,273,375      2.16     1.00   2.30   -0.38     0.24
SAST SA AB Growth Portfolio
  Class 1                             2,256,069 20.99      79.95      178,356,404      0.04     1.52   1.77   29.69    30.01
SAST SA AB Growth Portfolio
  Class 2                               257,411 72.49      79.71       19,887,731      0.00     1.40   1.97   29.24    29.97
SAST SA AB Growth Portfolio
  Class 3                             2,291,734 19.61      23.04      107,720,106      0.00     1.10   2.30   28.69    30.23
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2               361,455 37.07      39.74       14,272,200      0.21     1.52   1.97   10.72    11.21
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            14,140,741 15.78      21.80      417,732,726      0.14     1.10   2.30   10.24    11.57
SAST SA American Funds Asset
  Allocation Portfolio Class 1            7,360            11.24           82,743      0.00            0.55            12.42
SAST SA American Funds Asset
  Allocation Portfolio Class 3       28,637,415 14.04      16.39      509,770,442      0.84     1.00   2.30   13.26    14.74
SAST SA American Funds Global
  Growth Portfolio Class 3           19,761,382 15.59      19.31      408,793,177      0.92     1.10   2.30   28.13    29.67
SAST SA American Funds Growth
  Portfolio Class 3                  15,275,769 17.40      20.03      328,360,182      0.45     1.10   2.30   25.04    26.54
SAST SA American Funds Growth-
  Income Portfolio Class 3           13,148,407 16.55      18.30      257,275,092      1.57     1.10   2.30   19.26    20.70
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                         547            11.13            6,092      0.00            0.55            11.34
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                 104,730,830 10.75      13.44    1,465,252,211      0.78     1.00   2.15    7.45    12.03
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1              -- 10.97      10.99               --      0.00     0.55   0.80    9.65     9.90
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3      55,477,093 10.60      11.32      637,444,039      0.01     1.00   2.15    6.01     9.67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2017                     For the Year Ended December 31 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Boston Company Capital
  Growth Portfolio Class 1                326,681 13.66      14.25        4,643,287      0.30     1.52   1.77   21.63    21.93
SAST SA Boston Company Capital
  Growth Portfolio Class 2                102,463 12.99      13.92        1,409,011      0.15     1.52   1.97   21.20    21.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3              2,989,482 12.64      15.57       44,215,953      0.09     1.10   2.17   20.84    22.14
SAST SA Columbia Technology
  Portfolio Class 1                     2,093,063  5.85       6.11       12,769,743      0.00     1.52   1.77   32.82    33.16
SAST SA Columbia Technology
  Portfolio Class 2                       730,919  5.54       6.07        4,319,847      0.00     1.40   1.97   32.36    33.11
SAST SA Columbia Technology
  Portfolio Class 3                     3,895,817 23.66      24.41       45,653,006      0.00     1.10   2.30   31.80    33.38
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,228,471  9.99      11.39       26,448,880      0.30     0.80   1.77   -1.05    -0.15
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       560,787 10.83      11.60        6,436,847      0.11     1.52   1.97   -1.40    -0.95
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    15,005,045  7.96       9.43      145,166,212      0.03     1.00   2.30   -1.82    -0.54
SAST SA Dogs of Wall Street
  Portfolio Class 1                       894,760 29.70      30.99       27,695,274      2.24     1.52   1.77   16.74    17.03
SAST SA Dogs of Wall Street
  Portfolio Class 2                       207,186 28.29      30.29        6,220,861      2.12     1.52   1.97   16.33    16.86
SAST SA Dogs of Wall Street
  Portfolio Class 3                     4,536,213 16.67      23.50      118,646,939      2.13     1.10   2.30   15.84    17.23
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,705,764 29.97      31.29       53,276,131      4.40     1.52   1.77    4.77     5.03
SAST SA Federated Corporate Bond
  Portfolio Class 2                       511,063 28.47      30.55       15,464,857      4.06     1.52   1.97    4.41     4.88
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,602,211 11.34      16.09      644,587,323      4.29     1.00   2.30    3.96     5.32
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1           630,704 35.96      37.52       23,652,055      2.74     1.52   1.77    3.54     3.80
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2           151,544 34.17      36.63        5,498,633      2.54     1.52   1.97    3.18     3.64
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3         9,501,089 11.92      12.54      182,914,559      2.60     1.10   2.30    2.74     3.98
SAST SA Fixed Income Index
  Portfolio Class 3                       100,488 10.01      10.02        1,006,326      0.00     1.15   1.70    0.07     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                  81,380  9.91       9.92          807,053      0.00     1.15   1.55   -0.89    -0.80
SAST SA Franklin Small Company
  Value Portfolio Class 3               9,350,466 14.95      17.87      172,345,919      0.39     1.10   2.30    7.06     8.35
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                  894,435 14.31      22.74       20,275,282      2.93     1.52   1.77    4.94     5.20
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                  190,433 20.71      22.18        4,181,119      2.66     1.52   1.97    4.58     5.05
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3               16,333,967  9.95      11.49      232,541,688      2.79     1.00   2.30    4.13     5.49
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3               66,524 10.29      10.30          684,988      0.22     1.15   1.55    2.89     2.99
SAST SA Index Allocation 60-40
  Portfolio Class 1                         3,296            11.09           36,553      0.90            0.55            10.91
SAST SA Index Allocation 60-40
  Portfolio Class 3                     2,196,778 10.95      11.02       24,151,784      0.68     1.00   1.70    9.52    10.21
SAST SA Index Allocation 80-20
  Portfolio Class 1                            --            11.40               --      0.00            0.55            13.96
SAST SA Index Allocation 80-20
  Portfolio Class 3                     5,324,505 11.25      11.32       60,146,364      1.07     1.00   1.70   12.54    13.25
SAST SA Index Allocation 90-10
  Portfolio Class 1                        12,090            11.57          139,833      0.00            0.55            15.66
SAST SA Index Allocation 90-10
  Portfolio Class 3                    14,744,972 11.40      11.49      169,041,332      1.05     1.00   1.95   13.96    14.93
SAST SA International Index Portfolio
  Class 3                                  13,191 10.33      10.35          136,435      1.80     1.15   1.80    3.32     3.48
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         658,025 11.15      11.63        7,644,244      0.00     1.52   1.77   22.67    22.97
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         232,088 10.58      11.37        2,613,375      0.00     1.52   1.97   22.24    22.79
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       9,032,810 15.11      20.09      138,642,573      0.00     1.10   2.30   21.72    23.18
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3             95,069,578 10.65      12.85    1,265,407,256      0.90     1.00   2.15    6.50     7.66
SAST SA Janus Focused Growth
  Portfolio Class 1                       521,692 21.58      22.52       11,733,946      0.00     1.52   1.77   27.88    28.20
SAST SA Janus Focused Growth
  Portfolio Class 2                       429,263 21.12      21.97        9,363,245      0.00     1.52   1.77   27.69    28.00
SAST SA Janus Focused Growth
  Portfolio Class 3                     4,844,465 15.20      18.50       99,116,815      0.00     1.10   2.30   26.89    28.41
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,516,772 15.38      28.44       42,911,852      1.59     1.52   1.77   12.56    12.84
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              285,880 25.89      27.75        7,830,579      1.41     1.52   1.97   12.17    12.67
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            6,121,123 13.96      16.50      119,496,366      1.45     1.00   2.30   11.69    13.14
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1             1,104,487 21.59      33.73       24,911,399      2.05     1.52   1.77   39.79    40.14
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2               190,908 20.50      21.99        4,158,759      1.89     1.52   1.97   39.31    39.93
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3             7,650,357 11.46      12.48      126,652,852      1.74     1.10   2.30   38.71    40.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,083,378 18.30      60.17      123,687,488      2.07     1.52   1.77   16.22    16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       154,933 54.59      58.65        8,988,827      1.91     1.52   1.97   15.81    16.34
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,070,332 16.15      18.15      140,944,540      1.91     1.10   2.30   15.32    16.71
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,235,550 32.66      34.08       41,995,898      1.81     1.52   1.77   22.17    22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       114,017 31.12      33.99        3,790,728      1.68     1.40   1.97   21.74    22.44
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,565,465 14.10      14.28       30,823,302      1.59     1.10   2.30   21.22    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,278,053 28.32      29.50       37,655,182      2.31     1.52   1.77    2.13     2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       221,946 27.62      28.78        6,341,421      2.18     1.52   1.77    1.98     2.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,011,014 10.19      12.97      703,755,258      2.16     1.00   2.30    1.34     2.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,337,546 14.42      25.24       33,512,190      0.00     1.52   1.77   27.38    27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       525,997 22.94      25.16       12,833,247      0.00     1.40   1.97   26.94    27.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     4,655,356 16.73      22.92      112,694,882      0.00     1.10   2.30   26.39    27.91
SAST SA Large Cap Index Portfolio
  Class 3                                 553,199 10.48      10.49        5,798,341      0.00     1.15   1.55    4.81     4.91
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               4,994,805 23.04      69.68      345,232,161      1.76     1.52   1.77   18.46    18.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 638,187 63.27      69.46       43,046,918      1.59     1.40   1.97   18.05    18.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              12,159,415 15.98      17.50      413,453,388      1.54     1.10   2.30   17.55    18.96
SAST SA Legg Mason Tactical
  Opportunities Class 1                     2,314            10.31           23,851      0.36            0.55             3.05
SAST SA Legg Mason Tactical
  Opportunities Class 3                   283,268 10.28      10.29        2,912,461      0.27     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       628,960 12.30      15.61        8,154,326      0.72     1.52   1.77   24.81    25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       224,398 11.72      12.55        2,793,112      0.53     1.52   1.97   24.38    24.94

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2017                     For the Year Ended December 31 2017
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    5,856,762 17.43      19.34       99,386,742      0.47     1.10   2.30   23.85    25.34
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    1,037,465 21.12      48.03       49,594,539      1.04     1.52   1.77   21.26    21.56
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      179,689 43.89      46.92        8,355,736      0.85     1.52   1.97   20.84    21.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3    9,771,722 16.01      19.81      261,223,335      0.81     1.10   2.30   20.32    21.77
SAST SA MFS Telecom Utility
  Portfolio Class 1                      422,559 25.45      26.55       11,206,865      2.68     1.52   1.77   12.99    13.27
SAST SA MFS Telecom Utility
  Portfolio Class 2                       47,993 24.93      25.92        1,227,250      2.48     1.52   1.77   12.82    13.10
SAST SA MFS Telecom Utility
  Portfolio Class 3                    1,112,532 12.43      17.55       22,400,428      2.41     1.10   2.30   12.11    13.46
SAST SA MFS Total Return
  Portfolio Class 1                    2,420,528 20.10      44.95      107,789,576      2.46     1.52   1.77   10.26    10.54
SAST SA MFS Total Return
  Portfolio Class 2                      663,581 40.91      43.88       28,831,401      2.29     1.52   1.97    9.88    10.37
SAST SA MFS Total Return
  Portfolio Class 3                    6,814,323 13.40      15.36      177,549,051      2.28     1.00   2.30    9.41    10.84
SAST SA Mid Cap Index Portfolio
  Class 3                                 16,855 10.43      10.45          176,136      0.60     1.15   1.95    4.35     4.54
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              1,839,686 15.72      16.40       30,148,322      1.20     1.52   1.77   22.86    23.17
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                635,865 14.95      16.02       10,105,910      1.03     1.52   1.97   22.43    22.98
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                              8,553,906 11.09      11.41      123,218,042      0.97     1.10   2.30   21.91    23.37
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            681,584 36.63      38.23       26,027,800      1.03     1.52   1.77   14.83    15.11
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             99,114 34.75      37.32        3,671,426      0.84     1.52   1.97   14.43    14.94
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,416,386 16.10      18.07       59,024,297      0.83     1.10   2.30   13.94    15.31
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 1                  --            11.37               --      0.00            0.55            13.72
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          90,455,794 10.92      12.53    1,173,983,269      0.19     1.00   2.15    9.16    13.72
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1               1,156,588 31.58      32.91       38,016,279      9.09     1.52   1.77    7.81     8.08
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 246,858 29.89      32.11        7,827,063      8.89     1.52   1.97    7.44     7.92
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               5,860,995 11.97      14.54      116,360,217      0.00     1.10   2.30    6.98     8.27
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              1,625,391 12.54      18.24       29,412,803      1.53     1.52   1.77   22.32    22.62
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                292,252 16.68      17.83        5,160,572      1.37     1.52   1.97   21.89    22.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              7,426,724  9.62      11.79      115,766,412      1.23     1.10   2.30   21.37    22.83
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1            14,826            11.14          165,195      0.00            0.55            11.43
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3        44,083,192 10.79      11.87      532,884,307      0.00     1.00   2.30    7.92    10.53
SAST SA Small Cap Index Portfolio
  Class 3                                 12,405 10.14      10.16          125,918      0.23     1.15   1.95    1.38     1.57
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                521,341 10.28      10.29        5,363,729      0.20     1.15   1.70    2.78     2.92
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3          75,659,289 11.03      12.19      939,117,877      0.03     0.85   2.30   10.31    16.21
SAST SA Templeton Foreign Value
  Portfolio Class 2                      624,363 19.93      21.64       13,450,684      2.52     1.52   1.97   19.22    19.75
SAST SA Templeton Foreign Value
  Portfolio Class 3                   26,653,126 11.18      11.72      405,761,879      2.44     1.10   2.30   18.71    20.14
SAST SA VCP Dynamic Allocation
  Portfolio Class 1                        2,865 11.65      11.68           33,454      1.11     0.55   0.80   16.52    16.78
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  661,860,534 11.17      13.64    9,416,742,282      1.10     1.00   2.15   11.65    17.40
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                        2,896            11.55           33,455      1.08            0.55            15.53
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  429,754,292 11.10      13.46    6,014,279,127      1.07     1.00   2.15   11.02    15.85
SAST SA VCP Index Allocation
  Portfolio Class 3                      948,845 10.38      10.40        9,859,521      0.29     1.00   1.95    3.76     3.98
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               908,624 13.65      26.90       24,394,787      0.00     1.52   1.77   27.32    27.64
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               115,170 24.44      26.22        2,993,503      0.00     1.52   1.97   26.88    27.45
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,335,480 15.51      15.64       25,328,561      0.00     1.10   2.30   26.33    27.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             1,099,281 35.11      36.63       40,191,723      0.27     1.52   1.77   33.31    33.64
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                67,911 33.28      35.73        2,394,692      0.13     1.52   1.97   32.84    33.44
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             1,980,283 16.75      19.06       59,517,003      0.02     1.10   2.30   32.28    33.87
VALIC Company I Global Social
  Awareness Fund                          76,390 12.46      12.94          979,815      1.33     1.10   1.40   21.01    21.37
VALIC Company I International
  Equities Index Fund                    410,941 11.50      11.59        4,727,345      2.29     1.10   1.40   22.63    22.99
VALIC Company I Mid Cap Index
  Fund                                   275,964 13.04      13.98        3,780,228      0.97     1.10   1.40   14.30    14.64
VALIC Company I Nasdaq-100
  Index Fund                             161,740 13.74      15.59        2,472,309      0.65     1.10   1.70   30.07    30.85
VALIC Company I Small Cap Index
  Fund                                   234,208 12.59      14.02        3,155,328      0.86     1.10   1.40   12.79    13.13
VALIC Company I Stock Index Fund         822,663 12.66      13.85       11,281,677      1.43     1.10   1.70   19.37    20.09

                                                    December 31, 2016                    For the Year Ended December 31 2016
                                         --------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation Fund
  Class 2                                2,492,696  23.79     24.65      61,334,068       1.55     1.52   1.77    7.50     7.76
American Funds IS Asset Allocation Fund
  Class 3                                  470,444  73.48     74.91      35,208,315       1.61     1.30   1.40    7.97     8.07
American Funds IS Capital Income
  Builder Class 4                          127,777   9.45      9.89       1,258,272       3.23     1.10   1.70    2.04     2.65
American Funds IS Global Growth Fund
  Class 2                                5,013,782  31.28     33.37     166,224,486       0.85     1.52   1.97   -1.34    -0.89
American Funds IS Growth Fund Class 2    7,384,493  31.58     33.67     246,740,667       0.73     1.52   1.97    7.36     7.84
American Funds IS Growth Fund Class 3      586,505 306.81    312.74     183,295,257       0.79     1.30   1.40    8.04     8.15
American Funds IS Growth-Income Fund
  Class 2                                8,729,063  27.05     28.85     250,139,701       1.40     1.52   1.97    9.35     9.84
American Funds IS Growth-Income Fund
  Class 3                                  721,420 212.21    216.31     155,902,692       1.46     1.30   1.40   10.05    10.16
American Funds IS High-Income Bond
  Fund Class 3                             125,945  99.31    101.23      12,743,372       6.13     1.30   1.40   16.05    16.17
American Funds IS International Fund
  Class 3                                  477,077  54.97     56.04      26,709,811       1.33     1.30   1.40    2.14     2.24

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                          December 31, 2016                     For the Year Ended December 31 2016
                               ---------------------------------------------  ----------------------------------------
                                                                              Investment    Expense         Total
                                          Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                          -------------------      Net          Ratio    -------------- --------------
Sub-accounts                     Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                   ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Ultra-Short
  Bond Fund Class 3               198,630 19.49      19.86       3,944,222       0.00     1.30   1.40   -1.48    -1.38
American Funds IS US
  Government/ AAA-Rated
  Securities Fund Class 3         259,915 39.63      40.40      10,492,781       1.43     1.30   1.40   -0.17    -0.07
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3        367,303 10.27      10.93       4,147,291       3.46     1.10   2.30    3.86     5.11
AST SA PGI Asset Allocation
  Portfolio Class 1             2,299,860 37.85      39.36      90,508,614       2.78     1.52   1.77    8.84     9.11
AST SA PGI Asset Allocation
  Portfolio Class 2               146,465 35.98      38.47       5,542,476       2.56     1.52   1.97    8.46     8.95
AST SA PGI Asset Allocation
  Portfolio Class 3             1,624,960 11.98      14.90      37,824,677       2.54     1.10   2.30    7.99     9.29
AST SA Wellington Capital
  Appreciation Portfolio
  Class 1                       2,649,737 24.87      95.66     249,778,064       0.00     1.52   1.77    0.20     0.45
AST SA Wellington Capital
  Appreciation Portfolio
  Class 2                         425,984 88.63      95.13      39,599,243       0.00     1.40   1.97   -0.15     0.42
AST SA Wellington Capital
  Appreciation Portfolio
  Class 3                       9,920,776 14.26      21.67     397,797,256       0.00     1.10   2.30   -0.58     0.62
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 1                       3,038,083 13.95      21.25      64,177,183       1.42     1.52   1.77   -0.31    -0.06
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 2                       1,205,009 19.46      20.80      24,863,926       1.18     1.52   1.97   -0.66    -0.21
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 3                      34,857,836 10.00      11.25     532,095,378       1.21     1.10   2.30   -1.08     0.11
AST SA Wellington Growth
  Portfolio Class 1             1,220,490 49.03      51.02      62,200,041       1.00     1.52   1.77    5.52     5.78
AST SA Wellington Growth
  Portfolio Class 2               344,929 46.81      49.94      17,064,576       0.80     1.52   1.97    5.15     5.63
AST SA Wellington Growth
  Portfolio Class 3             2,396,140 12.86      44.29      83,328,327       0.74     1.10   2.17    4.84     5.96
AST SA Wellington Natural
  Resources Portfolio Class 1     589,517 37.64      39.17      23,071,675       4.21     1.52   1.77   27.69    28.00
AST SA Wellington Natural
  Resources Portfolio Class 2     141,328 35.95      38.44       5,344,708       4.22     1.52   1.97   27.24    27.81
AST SA Wellington Natural
  Resources Portfolio Class 3   4,084,353  7.49       8.42      69,625,125       4.02     1.10   2.30   26.70    28.22
AST SA Wellington Strategic
  Multi-Asset Portfolio
  Class 3                          36,876  9.91       9.92         365,573       0.00     1.15   1.30   -1.34    -1.30
BlackRock Global Allocation
  V.I. Fund Class III             219,791  9.47       9.97       2,130,989       1.25     1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies VI Fund Class III     98,350  9.70      10.43       1,005,132       3.10     1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund
  Class III                        34,361  9.49      10.05         341,871       2.06     1.10   1.70    4.38     5.00
BLK iShares Dynamic Fixed
  Income VI Fund Class III         11,664  9.87      10.00         115,871       2.36     1.10   1.40    1.89     2.19
BLK iShares Equity
  Appreciation VI Fund
  Class III                        14,686  9.51       9.97         143,427       1.80     1.10   1.40    7.54     7.86
Columbia VP Asset Allocation
  Fund Class 1                     45,110 16.00      16.63         749,358       2.23     1.52   1.77    3.52     3.77
Columbia VP Dividend
  Opportunity Fund Class 1        103,609 16.40      17.07       1,758,478       0.00     1.52   1.77   11.68    11.96
Columbia VP Emerging Markets
  Bond Fund Class 2                   206 10.15      10.25           2,111       4.42     1.10   1.70    9.21     9.86
Columbia VP Income
  Opportunities Fund Class 1      559,044 22.96      24.93      13,688,680      10.22     1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth
  Fund Class 1                  2,242,342 10.41      10.46      23,434,619       0.00     1.52   2.17    4.13     4.59
Columbia VP Limited Duration
  Credit Fund Class 2               2,720             9.91          26,949       9.90            1.10             4.13
Columbia VP Loomis Sayles
  Growth Fund Class 1             161,969 10.43      10.45       1,691,351       0.00     1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1         21,650 15.05      17.03         362,690       0.00     1.52   2.02    0.25     0.75
Columbia VP Overseas Core
  Fund Class 2                    131,396  9.69       9.71       1,275,309       1.12     1.52   1.77   -3.09    -2.93
Columbia VP Small Company
  Growth Fund Class 1              36,596 17.88      18.61         677,629       0.00     1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2   3,615,670 12.04      13.41      46,566,420       3.84     1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP
  Fund Class 2                 10,442,843 12.92      14.42     144,932,320       4.79     1.10   2.30   11.44    12.78
FTVIP Franklin Strategic
  Income VIP Fund Class 2          63,662  9.88       9.99         630,437       3.55     1.10   1.70    6.12     6.76
Goldman Sachs VIT Global
  Trends Allocation Fund
  Service Class                     3,937             9.79          38,529       0.26            1.10             3.20
Goldman Sachs VIT Government
  Money Market Fund Service
  Class                         5,594,375  9.87       9.93      55,423,130       0.02     1.10   1.95   -1.27    -0.70
Goldman Sachs VIT
  Multi-Strategy Alternatives
  Portfolio Advisor Class          85,350  9.16       9.17         780,226       0.84     1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic
  Income Fund Advisor Class        21,309  9.44       9.74         203,632       1.97     1.10   1.35   -0.61    -0.36
Invesco V.I. American
  Franchise Fund Series II        977,733 13.72      17.18      16,946,377       0.00     1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II        36,089 10.25      10.61         375,051       0.20     1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund
  Series II                    16,979,208 13.17      15.34     318,217,781       1.28     1.10   2.30   14.33    15.71
Invesco V.I. Growth and
  Income Fund Series II        21,778,769 13.76      16.02     452,698,782       0.87     1.10   2.30   16.72    18.13
Ivy VIP Asset Strategy
  Class II                         38,574  8.32       8.69         330,670       0.50     1.10   1.70   -4.21    -3.63
Lord Abbett Bond Debenture
  Portfolio Class VC               93,065 10.26      10.83         999,703       6.24     1.10   1.70   10.25    10.91
Lord Abbett Fundamental
  Equity Portfolio Class VC        16,046            11.31         181,508       1.23            1.10            14.48
Lord Abbett Growth and Income
  Portfolio Class VC           11,722,972 13.48      13.62     201,147,166       1.44     1.10   2.30   14.46    15.84
Lord Abbett Mid Cap Stock
  Portfolio Class VC              848,772 21.64      22.46      19,014,948       0.48     1.52   1.77   14.36    14.64
Lord Abbett Short Duration
  Income Portfolio Class VC        82,407  9.98      10.13         831,951       2.42     1.10   1.70    1.73     2.34
Morgan Stanley VIF Global
  Infrastructure Portfolio
  Class II                         86,395  9.16       9.80         832,603       1.83     1.10   1.70   13.03    13.71
Neuberger Berman AMT US
  Equity Index PutWrite
  Strategy Portfolio               86,558  8.91       9.18         791,223       0.00     1.10   1.70   -2.32    -1.73
PIMCO All Asset Portfolio
  Advisor Class                     4,141  9.71       9.86          40,334       2.19     1.10   1.40   11.34    11.67
PIMCO Dynamic Bond Portfolio
  Advisor Class                    73,697  9.93      10.03         737,334       1.76     1.10   1.70    2.87     3.49
PIMCO Emerging Markets Bond
  Portfolio Advisor Class          12,726 10.35      10.69         132,663       3.99     1.10   1.40   11.63    11.96
PVC Diversified International
  Account Class 1                 104,876  6.98       7.37         767,571       2.11     1.40   1.80   -1.43    -1.03
PVC Diversified International
  Account Class 2                  52,785  6.58       6.96         362,771       2.04     1.55   1.95   -1.82    -1.42
PVC Equity Income Account
  Class 1                         808,983 15.87      16.88      13,498,791       2.67     1.40   1.80   13.66    14.11
PVC Equity Income Account
  Class 2                         540,798 14.91      15.31       8,425,726       2.48     1.52   1.95   13.21    13.70
PVC Government & High Quality
  Bond Account Class 1            303,754  8.14       8.65       2,572,503       3.56     1.40   1.80   -0.01     0.39
PVC Government & High Quality
  Bond Account Class 2            107,931  7.65       8.11         868,977       3.60     1.55   1.95   -0.41    -0.02
PVC Income Account Class 1        388,160 10.13      10.78       4,140,656       4.54     1.40   1.80    3.84     4.25
PVC Income Account Class 2        200,256  9.60      10.20       2,034,448       4.71     1.55   1.95    3.49     3.90
PVC LargeCap Growth Account
  Class 1                          46,464 10.35      11.01         506,909       0.26     1.40   1.80   -6.82    -6.45
PVC LargeCap Growth Account
  Class 2                          37,831  9.79      10.39         390,805       0.08     1.55   1.95   -7.20    -6.83

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2016                     For the Year Ended December 31 2016
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC MidCap Account Class 1                  85,276 20.14      21.41        1,795,986      0.40     1.40   1.80    8.40     8.84
PVC MidCap Account Class 2                  32,010 18.91      20.09          637,942      0.12     1.55   1.95    7.99     8.42
PVC Principal Capital Appreciation
  Account Class 1                          440,632 21.20      22.55        9,859,066      1.08     1.40   1.80    7.17     7.60
PVC Principal Capital Appreciation
  Account Class 2                           92,625 19.88      21.12        1,942,782      0.84     1.55   1.95    6.76     7.18
PVC Real Estate Securities Account
  Class 1                                   13,147 30.39      32.19          421,391      1.42     1.40   1.80    3.96     4.38
PVC Real Estate Securities Account
  Class 2                                    8,136 30.05      30.99          250,660      1.22     1.55   1.70    3.76     3.91
PVC SAM Balanced Portfolio Class 1       2,170,674 14.23      15.13       32,182,335      2.08     1.40   1.80    4.92     5.34
PVC SAM Balanced Portfolio Class 2       2,043,509 13.43      14.33       28,981,100      1.83     1.52   1.95    4.57     5.02
PVC SAM Conservative Balanced
  Portfolio Class 1                        290,260  9.98      10.61        3,038,294      2.43     1.40   1.80    4.48     4.90
PVC SAM Conservative Balanced
  Portfolio Class 2                        334,936  9.43      14.02        3,437,949      2.17     1.52   1.95    4.03     4.48
PVC SAM Conservative Growth
  Portfolio Class 1                      1,063,647 14.94      15.88       16,493,154      1.40     1.40   1.80    5.09     5.51
PVC SAM Conservative Growth
  Portfolio Class 2                      1,119,781 14.05      14.97       16,542,913      1.17     1.52   1.95    4.70     5.15
PVC SAM Flexible Income Portfolio
  Class 1                                  509,471 11.33      12.07        6,036,946      3.15     1.40   1.80    5.14     5.56
PVC SAM Flexible Income Portfolio
  Class 2                                  573,433 10.72      14.05        6,504,225      3.08     1.52   1.95    4.68     5.13
PVC SAM Strategic Growth Portfolio
  Class 1                                  219,047 16.28      17.29        3,730,405      1.36     1.40   1.80    4.26     4.68
PVC SAM Strategic Growth Portfolio
  Class 2                                  407,450 15.32      16.37        6,563,683      1.19     1.52   1.95    3.87     4.31
PVC Short-Term Income Account
  Class 1                                  177,800  7.34       7.81        1,357,068      2.86     1.40   1.80    0.32     0.72
PVC Short-Term Income Account
  Class 2                                  132,546  6.96       7.39          965,232      2.28     1.55   1.95    0.04     0.44
PVC SmallCap Account Class 1                57,427 12.09      12.84          716,661      0.24     1.40   1.80   15.30    15.76
PVC SmallCap Account Class 2                32,325 11.39      12.06          386,646      0.07     1.55   1.95   14.90    15.36
SST SA Allocation Balanced Portfolio
  Class 3                                9,119,217 10.32      13.28      129,162,151      1.85     1.10   2.30    2.84     4.08
SST SA Allocation Growth Portfolio
  Class 3                                1,856,917 10.37      14.04       27,253,677      1.68     1.10   2.15    3.50     4.59
SST SA Allocation Moderate Growth
  Portfolio Class 3                     13,266,860 10.35      13.26      187,803,555      1.74     1.10   2.30    3.26     4.50
SST SA Allocation Moderate Portfolio
  Class 3                               12,342,311 10.34      13.36      176,012,657      1.72     1.10   2.30    3.18     4.42
SST SA Columbia Focused Growth
  Portfolio Class 3                          4,724             9.24           43,676      0.00            1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                          5,080 10.80      11.61           57,717      1.02     1.10   1.70   17.02    17.72
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3            11,676 10.00      10.15          117,253      1.22     1.10   1.40    1.76     2.06
SST SA Multi-Managed International
  Equity Portfolio Class 3                  25,297  9.06       9.14          229,722      1.62     1.10   1.40   -1.72    -1.42
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                   7,720 10.46      11.04           80,367      0.18     1.10   1.40    1.44     1.74
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                   10,958 10.58      10.98          117,223      1.51     1.10   1.40   13.19    13.53
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3                  28,632 10.11      10.77          302,355      0.00     1.10   1.40    3.06     3.37
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                         28,179 10.57      11.21          307,756      0.97     1.10   1.40   14.13    14.48
SST SA Multi-Managed Small Cap
  Portfolio Class 3                         14,191 10.87      11.86          162,460      0.00     1.10   1.40   16.98    17.34
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3      35,541 10.31      10.77          363,204      0.94     1.10   1.40    5.63     5.95
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                         21,527  9.90      11.31          236,869      0.00     1.10   1.70   -0.71    -0.11
SST SA Wellington Real Return
  Portfolio Class 3                     26,513,148  9.94      10.58      299,204,645      0.00     1.10   2.30    1.35     2.57
SAST SA AB Growth Portfolio Class 1      2,525,631 16.18      61.49      153,724,858      0.20     1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2        294,065 56.09      61.33       17,516,431      0.04     1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3      2,620,315 15.06      17.90       98,137,751      0.00     1.10   2.30    0.23     1.44
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                        411,577 33.48      35.73       14,606,638      0.23     1.52   1.97   22.34    22.89
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                     15,477,739 14.15      19.78      414,810,848      0.13     1.10   2.30   21.82    23.29
SAST SA American Funds Asset
  Allocation Portfolio Class 3          16,750,562 12.20      14.47      259,103,746      1.74     1.10   2.30    6.62     7.91
SAST SA American Funds Global
  Growth Portfolio Class 3              23,925,284 12.02      15.07      383,199,593      1.69     1.10   2.30   -1.93    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                     17,720,152 13.75      16.02      302,223,973      0.32     1.10   2.30    6.70     7.99
SAST SA American Funds Growth-
  Income Portfolio Class 3              14,664,143 13.71      15.35      238,231,669      1.41     1.10   2.30    8.69     9.99
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                               87,433,286 10.38      12.00    1,083,367,773      0.75     1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3               37,804,236 10.32      10.42      392,953,337      0.06     1.10   2.15    3.19     4.21
SAST SA Boston Company Capital
  Growth Portfolio Class 1                 385,795 11.23      11.69        4,499,477      0.18     1.52   1.77    0.56     0.81
SAST SA Boston Company Capital
  Growth Portfolio Class 2                 122,508 10.72      11.43        1,385,608      0.02     1.52   1.97    0.21     0.66
SAST SA Boston Company Capital
  Growth Portfolio Class 3               3,469,979 10.46      12.75       41,695,756      0.00     1.10   2.17   -0.09     0.98
SAST SA Columbia Technology
  Portfolio Class 1                      2,142,987  4.41       4.59        9,818,919      0.00     1.52   1.77   14.78    15.07
SAST SA Columbia Technology
  Portfolio Class 2                        749,966  4.19       4.56        3,335,976      0.00     1.40   1.97   14.38    15.04
SAST SA Columbia Technology
  Portfolio Class 3                      4,304,127 17.74      18.52       35,541,994      0.00     1.10   2.30   13.89    15.26
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                      2,220,534  8.97      11.98       26,566,749      0.00     1.52   1.77   -1.84    -1.60
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                        594,953 10.98      11.71        6,918,068      0.00     1.52   1.97   -2.18    -1.74
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     16,545,399  8.10       9.45      162,598,335      0.00     1.10   2.30   -2.60    -1.43
SAST SA Dogs of Wall Street Portfolio
  Class 1                                1,015,867 25.44      26.48       26,869,209      2.30     1.52   1.77   15.87    16.15
SAST SA Dogs of Wall Street Portfolio
  Class 2                                  234,696 24.32      25.92        6,032,698      2.08     1.52   1.97   15.46    15.98
SAST SA Dogs of Wall Street Portfolio
  Class 3                                4,930,440 14.22      20.28      111,516,305      2.09     1.10   2.30   14.97    16.35
SAST SA Federated Corporate Bond
  Portfolio Class 1                      1,864,212 28.61      29.79       55,446,454      4.62     1.52   1.77    6.85     7.11
SAST SA Federated Corporate Bond
  Portfolio Class 2                        582,655 27.26      29.13       16,840,051      4.56     1.52   1.97    6.47     6.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                     30,459,042 10.72      15.47      621,684,478      4.35     1.10   2.30    6.02     7.29
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1            734,690 34.73      36.15       26,542,108      2.29     1.52   1.77    6.73     6.99
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2            186,950 33.12      35.35        6,550,251      2.23     1.52   1.97    6.36     6.83
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3         10,107,470 11.60      12.06      189,467,738      1.92     1.10   2.30    5.90     7.18
SAST SA Franklin Small Company
  Value Portfolio Class 3               10,201,524 13.79      16.69      173,968,272      0.43     1.10   2.30   27.60    29.13

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2016                     For the Year Ended December 31 2016
                                      ----------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                          ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       978,868 13.64      21.61       21,096,111      0.30     1.52   1.77   -0.46    -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       233,878 19.81      21.11        4,894,067      0.13     1.52   1.97   -0.81    -0.36
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,589,023  9.40      11.04      226,434,646      0.07     1.10   2.30   -1.24    -0.05
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         723,143  9.09       9.45        6,831,484      0.00     1.52   1.77    2.10     2.35
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         290,203  8.66       9.26        2,667,479      0.00     1.52   1.97    1.74     2.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 3      10,826,280 12.27      16.50      134,846,222      0.00     1.10   2.30    1.31     2.53
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                    78,488,067 10.70      11.94      962,839,411      0.66     1.10   2.15    7.52     8.65
SAST SA Janus Focused Growth
  Portfolio Class 1                       590,718 16.88      17.57       10,366,079      0.00     1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                       506,392 16.54      17.17        8,632,395      0.00     1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                     5,785,018 11.83      14.58       92,635,182      0.00     1.10   2.30   -3.92    -2.77
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,670,764 13.66      25.21       41,900,949      1.66     1.52   1.77    5.29     5.55
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              316,357 23.08      24.63        7,702,217      1.48     1.52   1.97    4.92     5.39
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            5,622,038 12.30      14.77       98,326,149      1.44     1.10   2.30    4.47     5.73
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,183,654 15.45      24.07       19,048,614      2.07     1.52   1.77    8.77     9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       219,944 14.72      15.71        3,427,024      1.79     1.52   1.97    8.39     8.88
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     9,316,070  8.17       9.00      112,121,819      1.67     1.10   2.30    7.93     9.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,373,264 15.74      51.65      120,856,489      1.88     1.52   1.77   13.53    13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       175,757 47.13      50.41        8,777,752      1.72     1.52   1.97   13.13    13.64
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,661,764 13.84      15.74      133,815,899      1.67     1.10   2.30   12.65    14.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,368,531 12.29      27.82       37,931,551      1.36     1.52   1.77    3.81     4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       132,337 25.56      27.76        3,596,942      1.19     1.40   1.97    3.45     4.04
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,768,510 11.63      11.64       28,770,048      1.11     1.10   2.30    3.01     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,352,999 27.73      28.81       38,943,699      1.93     1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       249,214 27.08      28.15        6,968,522      1.71     1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,120,503  9.89      12.80      694,664,663      1.66     1.10   2.30    0.78     1.99
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,465,011 11.32      19.76       28,748,693      0.00     1.52   1.77   -1.55    -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       623,566 18.07      19.71       11,944,767      0.00     1.40   1.97   -1.89    -1.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     5,475,198 13.08      18.14      104,245,595      0.00     1.10   2.30   -2.31    -1.14
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               5,697,680 19.45      58.68      331,856,875      0.86     1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 770,664 53.60      58.51       43,828,251      0.69     1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              13,854,264 13.43      14.89      404,313,342      0.61     1.10   2.30   11.72    13.06
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       657,941  9.85      12.48        6,817,677      0.57     1.52   1.77    4.49     4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       253,275  9.42      10.05        2,525,947      0.40     1.52   1.97    4.13     4.59
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     6,716,150 13.91      15.62       90,396,791      0.36     1.10   2.30    3.68     4.93
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,162,651 17.42      39.51       45,623,723      0.86     1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 211,826 36.32      38.66        8,128,044      0.61     1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              11,336,228 13.15      16.47      251,541,066      0.62     1.10   2.30    5.91     7.18
SAST SA MFS Telecom Utility
  Portfolio Class 1                       483,684 22.52      23.44       11,326,174      2.94     1.52   1.77    8.63     8.90
SAST SA MFS Telecom Utility
  Portfolio Class 2                        60,597 22.10      22.92        1,371,235      2.95     1.52   1.77    8.47     8.74
SAST SA MFS Telecom Utility
  Portfolio Class 3                     1,217,465 10.96      15.66       22,106,968      2.71     1.10   2.30    7.79     9.09
SAST SA MFS Total Return Portfolio
  Class 1                               2,693,485 18.23      40.67      108,584,452      2.29     1.52   1.77    7.16     7.43
SAST SA MFS Total Return Portfolio
  Class 2                                 758,634 37.23      39.75       29,893,218      2.08     1.52   1.97    6.79     7.27
SAST SA MFS Total Return Portfolio
  Class 3                               6,682,583 12.04      14.04      167,843,261      2.00     1.10   2.30    6.33     7.61
SAST SA Morgan Stanley International
  Equities Portfolio Class 1            2,046,678 12.79      13.31       27,230,282      1.23     1.52   1.77   -3.67    -3.43
SAST SA Morgan Stanley International
  Equities Portfolio Class 2              769,565 12.21      13.02        9,950,111      1.02     1.52   1.97   -4.01    -3.58
SAST SA Morgan Stanley International
  Equities Portfolio Class 3            9,863,969  9.10       9.25      116,468,102      0.96     1.10   2.30   -4.42    -3.27
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             772,040 31.90      33.21       25,613,545      0.76     1.52   1.77    9.71     9.98
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             122,648 30.37      32.47        3,954,414      0.58     1.52   1.97    9.32     9.81
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           2,478,652 13.96      15.86       53,774,397      0.54     1.10   2.30    8.86    10.17
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3           81,202,899 10.22      11.02      919,517,270      0.00     1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     1,377,454 29.29      30.45       41,900,245      6.58     1.52   1.77   16.18    16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                       261,478 27.82      29.76        7,707,963      6.72     1.52   1.97   15.78    16.30
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                     6,690,025 11.05      13.59      123,879,319      6.73     1.10   2.30   15.28    16.67
SAST SA Putnam International Growth
  and Income Portfolio Class 1          1,845,105 10.25      14.87       27,246,044      1.80     1.52   1.77   -0.27    -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 2            340,179 13.68      14.56        4,912,040      1.64     1.52   1.97   -0.62    -0.17
SAST SA Putnam International Growth
  and Income Portfolio Class 3          9,026,207  7.93       9.60      115,663,859      1.55     1.10   2.30   -1.04     0.15
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3         30,345,467 10.74      10.87      328,834,258      0.00     1.10   2.30    7.44     8.65
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                    46,652,003 10.49      10.61      493,653,461      0.33     1.10   2.30    4.90     6.09
SAST SA Templeton Foreign Value
  Portfolio Class 2                       729,118 16.72      18.07       13,121,281      1.65     1.52   1.97   -0.71    -0.26
SAST SA Templeton Foreign Value
  Portfolio Class 3                    31,016,379  9.42       9.76      395,265,253      1.67     1.10   2.30   -1.14     0.05
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   710,379,450  9.82      11.53    8,545,058,556      1.46     1.10   2.30    2.14     3.37
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                   457,797,898  9.87      11.62    5,489,904,131      1.42     1.10   2.15    2.92     4.00
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              1,011,488 10.72      21.08       21,284,060      0.00     1.52   1.77    5.50     5.76
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2                140,110 19.26      20.58        2,855,195      0.00     1.52   1.97    5.13     5.61
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              1,487,003 12.23      12.28       22,387,502      0.00     1.10   2.30    4.68     5.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              1,246,553 26.34      27.41       34,108,850      0.00     1.52   1.77   -0.78    -0.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                 78,475 25.06      26.78        2,075,980      0.00     1.52   1.97   -1.12    -0.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              2,526,417 12.51      14.41       57,784,114      0.00     1.10   2.30   -1.55    -0.36

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2016                   For the Year Ended December 31 2016
                                       ------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units  Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Global Social
  Awareness Fund                        18,561 10.30      10.66        191,485        0.31     1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                  337,899  9.35       9.45      3,163,139        2.33     1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index Fund     209,458 11.40      12.19      2,501,860        1.02     1.10   1.40   18.95    19.31
VALIC Company I Nasdaq-100 Index Fund  145,709 10.56      11.91      1,697,570        0.49     1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund   169,200 11.16      12.39      2,012,851        1.15     1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund       762,475 10.60      11.53      8,712,957        2.13     1.10   1.70    9.72    10.38

                                               December 31, 2015                     For the Year Ended December 31 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                       2,791,383  22.13     22.88      63,748,342       1.59     1.52   1.77    -0.38   -0.13
American Funds IS Asset Allocation
  Fund Class 3                         523,181  68.06     69.31      36,231,221       1.66     1.30   1.40     0.05    0.15
American Funds IS Capital Income
  Builder Class 4                       69,041   9.43      9.64         662,428       2.81     1.10   1.40    -3.16   -2.87
American Funds IS Global Growth
  Fund Class 2                       5,814,880  31.71     33.67     194,638,015       0.99     1.52   1.97     4.85    5.32
American Funds IS Growth Fund
  Class 2                            8,582,423  29.42     31.22     266,061,733       0.58     1.52   1.97     4.77    5.25
American Funds IS Growth Fund
  Class 3                              670,078 283.96    289.17     193,645,938       0.65     1.30   1.40     5.44    5.54
American Funds IS Growth-Income
  Fund Class 2                      10,210,265  24.74     26.27     266,505,791       1.25     1.52   1.97    -0.52   -0.08
American Funds IS Growth-Income
  Fund Class 3                         823,135 192.83    196.37     161,492,915       1.33     1.30   1.40     0.12    0.22
American Funds IS High-Income Bond
  Fund Class 3                         133,285  85.58     87.14      11,609,844       5.37     1.30   1.40    -8.42   -8.33
American Funds IS International
  Fund Class 3                         576,621  53.82     54.81      31,581,888       1.55     1.30   1.40    -5.77   -5.68
American Funds IS Ultra-Short Bond
  Fund Class 3                         301,423  19.78     20.14       6,069,574       0.00     1.30   1.40    -1.83   -1.73
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3    271,758  39.70     40.42      10,978,306       1.40     1.30   1.40     0.23    0.33
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               8,383   9.77     10.78         107,648       0.75     1.10   1.40    -6.05   -5.77
AST SA PGI Asset Allocation
  Portfolio Class 1                  2,630,695  34.78     36.08      94,831,785       2.92     1.52   1.77    -3.45   -3.21
AST SA PGI Asset Allocation
  Portfolio Class 2                    164,976  33.17     35.31       5,746,646       2.76     1.52   1.97    -3.78   -3.35
AST SA PGI Asset Allocation
  Portfolio Class 3                  1,559,554  10.96     13.79      34,297,407       2.80     1.10   2.30    -4.20   -3.04
AST SA Wellington Capital
  Appreciation Portfolio Class 1     3,034,634  91.72     95.23     284,721,855       0.00     1.52   1.77     6.82    7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 2       489,826  88.76     94.73      45,450,170       0.00     1.40   1.97     6.45    7.06
AST SA Wellington Capital
  Appreciation Portfolio Class 3    10,203,791  14.17     21.80     426,922,869       0.00     1.10   2.30     5.99    7.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     3,311,085  20.49     21.27      70,014,654       1.48     1.52   1.77    -1.22   -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 2     1,444,594  19.59     20.81      29,886,349       1.28     1.52   1.97    -1.57   -1.13
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    32,693,134   9.99     11.37     517,482,820       1.28     1.10   2.30    -1.99   -0.81
AST SA Wellington Growth Portfolio
  Class 1                            1,407,748  46.46     48.23      67,822,689       0.62     1.52   1.77    -1.61   -1.36
AST SA Wellington Growth Portfolio
  Class 2                              399,190  44.52     47.28      18,719,395       0.42     1.52   1.97    -1.95   -1.51
AST SA Wellington Growth Portfolio
  Class 3                            2,674,883  12.13     14.28      89,410,347       0.34     1.10   2.15    -2.22   -1.19
AST SA Wellington Natural
  Resources Portfolio Class 1          671,538  29.47     30.60      20,531,857       1.53     1.52   1.77   -22.77  -22.58
AST SA Wellington Natural
  Resources Portfolio Class 2          172,720  28.25     30.02       5,118,355       1.29     1.52   1.97   -23.04  -22.70
AST SA Wellington Natural
  Resources Portfolio Class 3        4,882,343   5.92      6.57      66,749,200       1.15     1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I.
  Fund Class III                       215,571   9.27      9.71       2,036,288       1.42     1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies VI Fund Class III          64,714   9.29      9.93         630,027       5.66     1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III        30,466   9.09      9.57         288,623       3.57     1.10   1.70    -9.10   -5.04
BLK iShares Dynamic Fixed Income
  VI Fund Class III                      5,033   9.69      9.79          49,112       3.49     1.10   1.40    -2.84   -2.55
BLK iShares Equity Appreciation VI
  Fund Class III                        10,067   8.85      9.24          91,274       3.34     1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                               48,225  15.45     16.02         771,994       2.07     1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                         122,000  14.68     15.24       1,848,927       0.00     1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                             206   9.29      9.33           1,916       0.00     1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                         577,730  21.15     22.81      12,963,856       9.20     1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration
  Credit Fund Class 2                    9,468   9.58      9.51          90,115       0.00     1.10   1.40    -3.84   -3.56
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1              26,926  15.02     16.91         443,287       0.00     1.52   2.02     3.50    4.02
Columbia VP Small Company Growth
  Fund Class 1                          43,151  16.14     16.76         718,921       0.00     1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        4,171,986  10.88     11.98      48,202,007       3.02     1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund
  Class 2                           11,333,252  11.59     12.79     140,075,957       4.72     1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      58,383   9.31      9.36         541,942       6.39     1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class          4,209   8.97      9.48          39,641       0.18     1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor
  Class                                 53,719   9.23      9.31         495,129       3.62     1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                    18,829   9.41      9.48         179,962       1.92     1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise
  Fund Series II                     1,044,100  13.59     17.23      17,915,130       0.00     1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk
  Allocation Fund Series II             24,709   9.01      9.62         233,043       2.73     1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series
  II                                19,495,530  11.39     13.42     318,911,495       1.66     1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income
  Fund Series II                    25,455,167  11.65     13.72     453,812,224       2.55     1.10   2.30    -5.51   -4.37
Ivy VIP Asset Strategy Class II         32,456   8.61      9.02         289,994       0.21     1.10   1.40    -9.62   -9.35
Lord Abbett Bond Debenture
  Portfolio Class VC                    45,171   9.30      9.76         436,149       8.22     1.10   1.70    -6.98    0.10
Lord Abbett Fundamental Equity
  Portfolio Class VC                    17,254             9.88         170,492       0.02            1.10           -14.58
Lord Abbett Growth and Income
  Portfolio Class VC                13,843,406  11.63     11.90     206,593,937       1.18     1.10   2.30    -5.07   -3.93
Lord Abbett Mid Cap Stock
  Portfolio Class VC                   975,144  18.93     19.59      19,055,021       0.55     1.52   1.77    -5.48   -5.24
Lord Abbett Short Duration Income
  Portfolio Class VC                    91,371   9.81      9.90         903,381       2.71     1.10   1.70    -1.92    1.59
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II     44,845   8.10      8.61         377,895       0.40     1.10   1.70   -18.99  -14.83
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio     51,274   9.12      9.35         477,375       0.00     1.10   1.70    -8.81   -6.10

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2015                     For the Year Ended December 31 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PIMCO All Asset Portfolio Advisor
  Class                                  2,077  8.70       8.85          18,142       0.20     1.10   1.40   -10.45  -10.18
PIMCO Dynamic Bond Portfolio
  Advisor Class                         37,305  9.66       9.69         361,075       2.10     1.10   1.70    -3.43   -2.85
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                4,344  9.24       9.58          41,143       6.16     1.10   1.40    -3.67   -3.38
PVC Diversified International
  Account Class 1                      132,854  7.08       7.45         984,213       2.58     1.40   1.80    -2.13   -1.74
PVC Diversified International
  Account Class 2                       54,686  6.70       7.06         381,698       2.22     1.55   1.95    -2.57   -2.18
PVC Equity Income Account Class 1      938,574 13.96      14.79      13,742,463       2.41     1.40   1.80    -5.64   -5.26
PVC Equity Income Account Class 2      634,532 13.17      13.46       8,705,414       2.19     1.52   1.95    -6.00   -5.60
PVC Government & High Quality Bond
  Account Class 1                      349,519  8.14       8.62       2,956,911       3.28     1.40   1.80    -1.00   -0.61
PVC Government & High Quality Bond
  Account Class 2                       98,474  7.68       8.11         792,918       3.18     1.55   1.95    -1.28   -0.88
PVC Income Account Class 1             446,081  9.76      10.34       4,571,031       4.33     1.40   1.80    -2.48   -2.09
PVC Income Account Class 2             226,558  9.28       9.81       2,216,560       3.91     1.55   1.95    -2.84   -2.45
PVC LargeCap Growth Account Class 1     57,254 11.10      11.77         668,524       0.13     1.40   1.80     3.11    3.52
PVC LargeCap Growth Account Class 2     37,927 10.55      11.15         420,667       0.00     1.55   1.95     2.71    3.12
PVC MidCap Account Class 1             100,415 18.58      19.67       1,947,924       0.52     1.40   1.80    -0.17    0.23
PVC MidCap Account Class 2              42,728 17.51      18.53         786,812       0.25     1.55   1.95    -0.59   -0.19
PVC Principal Capital Appreciation
  Account Class 1                      508,754 19.78      20.96      10,585,868       0.27     1.40   1.80     0.35    0.76
PVC Principal Capital Appreciation
  Account Class 2                      107,657 18.62      19.71       2,108,503       0.04     1.55   1.95    -0.03    0.37
PVC Real Estate Securities Account
  Class 1                               14,969 29.23      30.84         459,360       1.42     1.40   1.80     2.35    2.76
PVC Real Estate Securities Account
  Class 2                                8,414 28.96      29.82         249,517       1.45     1.55   1.70     2.25    2.40
PVC SAM Balanced Portfolio Class 1   2,421,383 13.56      14.37      34,164,668       2.87     1.40   1.80    -2.58   -2.19
PVC SAM Balanced Portfolio Class 2   2,331,940 12.85      13.65      31,530,350       2.66     1.52   1.95    -2.99   -2.57
PVC SAM Conservative Balanced
  Portfolio Class 1                    347,189  9.55      10.11       3,471,829       3.23     1.40   1.80    -2.55   -2.16
PVC SAM Conservative Balanced
  Portfolio Class 2                    430,461  9.06      13.41       4,201,519       3.09     1.52   1.95    -2.85   -2.43
PVC SAM Conservative Growth
  Portfolio Class 1                  1,172,681 14.21      15.05      17,274,371       2.19     1.40   1.80    -2.86   -2.47
PVC SAM Conservative Growth
  Portfolio Class 2                  1,284,667 13.42      14.24      18,070,799       1.98     1.52   1.95    -3.25   -2.83
PVC SAM Flexible Income Portfolio
  Class 1                              621,141 10.78      11.43       7,000,547       3.57     1.40   1.80    -3.07   -2.68
PVC SAM Flexible Income Portfolio
  Class 2                              622,664 10.24      13.36       6,718,550       3.29     1.52   1.95    -3.45   -3.03
PVC SAM Strategic Growth Portfolio
  Class 1                              258,928 15.61      16.51       4,220,271       2.18     1.40   1.80    -3.38   -2.99
PVC SAM Strategic Growth Portfolio
  Class 2                              458,021 14.75      15.69       7,082,676       2.12     1.52   1.95    -3.77   -3.35
PVC Short-Term Income Account
  Class 1                               90,686  7.32       7.76         692,343       2.47     1.40   1.80    -1.09   -0.69
PVC Short-Term Income Account
  Class 2                               91,701  6.96       7.35         666,760       2.53     1.55   1.95    -1.35   -0.96
PVC SmallCap Account Class 1            64,235 10.48      11.09         695,220       0.87     1.40   1.80     4.83   10.91
PVC SmallCap Account Class 2            36,662  9.91      10.46         380,420       0.37     1.55   1.95    -0.85    4.58
SST SA Allocation Balanced
  Portfolio Class 3                  9,808,347  9.92      12.92     133,910,023       1.29     1.10   2.30    -3.57   -2.41
SST SA Allocation Growth Portfolio
  Class 3                            1,891,628  9.91      13.31      26,621,533       1.41     1.10   2.30    -4.10   -2.94
SST SA Allocation Moderate Growth
  Portfolio Class 3                 14,224,508  9.90      12.84     193,378,093       1.34     1.10   2.30    -3.97   -2.81
SST SA Allocation Moderate
  Portfolio Class 3                 13,221,703  9.90      12.95     181,299,733       1.28     1.10   2.30    -3.87   -2.71
SST SA Columbia Focused Growth
  Portfolio Class 3                      2,785  9.67      10.28          28,645       0.00     1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value
  Portfolio Class 3                      4,667  9.26       9.86          45,264       1.39     1.10   1.35    -7.45   -5.21
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3         6,915  9.83       9.94          68,204       3.25     1.10   1.40    -1.91   -1.62
SST SA Multi-Managed International
  Equity Portfolio Class 3              23,474  9.20       9.30         216,388       2.03     1.10   1.40    -4.45   -4.17
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3               8,467 10.31      10.85          87,329       0.12     1.10   1.40     2.85    3.16
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3               11,052  9.34       9.67         104,117       0.46     1.10   1.40    -6.39   -6.11
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3              28,478  9.81      10.42         291,101       0.00     1.10   1.40    -1.28   -0.98
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                     23,282  9.27       9.79         221,893       0.40     1.10   1.40    -7.34   -7.06
SST SA Multi-Managed Small Cap
  Portfolio Class 3                     10,444  9.29      10.11         103,625       0.00     1.10   1.40    -7.20   -6.92
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               13,112  9.33      10.16         124,614       5.86     1.10   1.35    -6.74   -1.49
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                     25,580  9.97      11.32         279,173       0.00     1.10   1.70    -0.32    9.05
SST SA Wellington Real Return
  Portfolio Class 3                 26,378,012  9.69      10.44     291,217,509       3.72     1.10   2.30    -3.60   -2.43
SAST SA AB Growth Portfolio Class 1  2,846,827 58.49      60.72     171,125,893       0.13     1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio Class 2    334,856 55.72      60.58      19,731,724       0.00     1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio Class 3  2,765,013 14.84      17.86     109,017,114       0.00     1.10   2.30     8.46    9.77
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                    488,367 27.37      29.08      14,107,676       0.39     1.52   1.97    -7.81   -7.40
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                 18,508,751 11.47      16.23     406,871,596       0.31     1.10   2.30    -8.21   -7.10
SAST SA American Funds Asset
  Allocation Portfolio Class 3      13,107,481 11.30      13.57     188,847,907       1.45     1.10   2.30    -1.21   -0.02
SAST SA American Funds Global
  Growth Portfolio Class 3          24,266,979 12.11      15.37     393,581,874       0.90     1.10   2.30     4.23    5.49
SAST SA American Funds Growth
  Portfolio Class 3                 18,339,918 12.73      15.01     291,442,744       0.91     1.10   2.30     4.12    5.37
SAST SA American Funds Growth-
  Income Portfolio Class 3          15,356,253 12.46      14.12     227,794,009       1.01     1.10   2.30    -1.14    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio
  Class 3                           55,204,840  9.81      11.46     647,901,024       0.00     1.10   2.15    -3.45   -2.44
SAST SA Boston Company Capital
  Growth Portfolio Class 1             427,992 11.17      11.60       4,952,355       0.07     1.52   1.77     3.72    3.98
SAST SA Boston Company Capital
  Growth Portfolio Class 2             128,758 10.70      11.36       1,446,720       0.00     1.52   1.97     3.36    3.83
SAST SA Boston Company Capital
  Growth Portfolio Class 3           3,396,725 10.47      12.62      39,523,772       0.00     1.10   2.17     3.05    4.16
SAST SA Columbia Technology
  Portfolio Class 1                  2,643,090  3.84       3.99      10,523,043       0.00     1.52   1.77     8.15    8.42
SAST SA Columbia Technology
  Portfolio Class 2                    840,073  3.66       3.97       3,253,073       0.00     1.40   1.97     7.78    8.39
SAST SA Columbia Technology
  Portfolio Class 3                  5,207,797 15.39      16.26      35,845,053       0.00     1.10   2.30     7.31    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                  2,671,877 11.73      12.17      32,485,066       0.00     1.52   1.77    -1.96   -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                    694,357 11.23      11.92       8,217,323       0.00     1.52   1.97    -2.30   -1.86
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                 17,341,840  8.32       9.59     174,034,444       0.00     1.10   2.30    -2.72   -1.55
SAST SA Dogs of Wall Street
  Portfolio Class 1                  1,064,541 21.96      22.79      24,244,413       1.88     1.52   1.77     0.28    0.53
SAST SA Dogs of Wall Street
  Portfolio Class 2                    270,685 21.06      22.35       6,003,521       1.72     1.52   1.97    -0.07    0.38

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Dogs of Wall Street
  Portfolio Class 3                   4,416,050 12.22      17.64       87,220,540      1.71     1.10   2.30    -0.50    0.70
SAST SA Federated Corporate Bond
  Portfolio Class 1                   2,154,353 26.78      27.81       59,827,790      3.77     1.52   1.77    -2.95   -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 2                     649,130 25.61      27.23       17,549,160      3.57     1.52   1.97    -3.29   -2.86
SAST SA Federated Corporate Bond
  Portfolio Class 3                  29,134,813 10.00      14.60      576,768,859      3.53     1.10   2.30    -3.71   -2.55
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               847,955 32.54      33.79       28,637,392      1.73     1.52   1.77     0.04    0.29
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 2                               217,424 31.14      33.09        7,131,461      1.54     1.52   1.97    -0.31    0.14
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                            11,096,011 10.95      11.25      198,565,559      1.50     1.10   2.30    -0.74    0.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            12,872,619 10.68      13.08      170,639,416      0.06     1.10   2.30    -9.78   -8.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                   1,154,392 20.86      21.66       24,924,012      0.00     1.52   1.77    -4.58   -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                     261,329 19.97      21.19        5,495,172      0.00     1.52   1.97    -4.91   -4.48
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  13,485,814  9.40      11.18      192,172,533      0.00     1.10   2.30    -5.32   -4.17
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       866,277  8.90       9.24        7,991,488      0.00     1.52   1.77    -2.40   -2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       335,794  8.51       9.06        3,013,929      0.00     1.52   1.97    -2.74   -2.31
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    11,845,744 11.97      16.29      143,143,825      0.00     1.10   2.30    -3.16   -1.99
SAST SA Invesco VCP Equity- Income
  Portfolio Class 3                  56,711,476  9.84      11.10      642,267,915      0.22     1.10   2.15    -4.35   -3.34
SAST SA Janus Focused Growth
  Portfolio Class 1                     706,390 17.43      18.10       12,762,757      0.00     1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                     628,610 17.11      17.71       11,070,322      0.00     1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,263,049 12.17      15.18      103,870,368      0.00     1.10   2.30    -2.26   -1.08
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1          1,786,855 23.01      23.88       42,403,300      1.73     1.52   1.77    -1.72   -1.48
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2            323,806 22.00      23.37        7,482,921      1.54     1.52   1.97    -2.07   -1.63
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          5,566,611 11.63      14.14       93,203,712      1.55     1.10   2.30    -2.49   -1.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                   1,304,541 14.20      14.74       19,255,249      1.76     1.52   1.77   -15.78  -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                     265,542 13.58      14.43        3,802,798      1.62     1.52   1.97   -16.08  -15.70
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                  10,266,018  7.48       8.34      115,010,939      1.56     1.10   2.30   -16.44  -15.43
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                   2,684,512 43.72      45.38      120,413,846      1.70     1.52   1.77    -3.89   -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                     203,079 41.66      44.36        8,925,661      1.60     1.52   1.97    -4.23   -3.80
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   6,771,445 12.14      13.97      121,964,310      1.59     1.10   2.30    -4.64   -3.49
SAST SA JPMorgan Global Equities
  Portfolio Class 1                   1,560,225 25.75      26.74       41,529,894      1.42     1.52   1.77    -2.96   -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 2                     159,931 24.71      26.69        4,181,865      1.23     1.40   1.97    -3.30   -2.75
SAST SA JPMorgan Global Equities
  Portfolio Class 3                   1,934,461 11.17      11.29       31,044,338      1.20     1.10   2.30    -3.71   -2.55
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,502,339 27.31      28.29       42,464,226      1.17     1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     286,576 26.71      27.69        7,888,184      0.83     1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  41,821,741  9.70      12.70      674,332,861      0.90     1.10   2.30    -2.63   -1.46
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                   1,702,554 19.28      20.02       33,856,155      0.00     1.52   1.77     1.18    1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                     731,734 18.42      19.97       14,230,012      0.00     1.40   1.97     0.82    1.40
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   5,678,575 13.23      18.57      109,888,680      0.00     1.10   2.30     0.39    1.60
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             6,538,560 50.07      51.98      337,319,121      0.50     1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2               926,420 47.77      51.85       46,791,096      0.33     1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            15,559,952 11.88      13.33      415,934,260      0.23     1.10   2.30    -1.24   -0.05
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     764,873  9.43       9.79        7,561,301      0.38     1.52   1.77     2.55    2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                     296,156  9.05       9.61        2,823,588      0.24     1.52   1.97     2.20    2.66
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   6,941,171 13.25      15.06       88,016,497      0.19     1.10   2.30     1.76    2.99
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1   1,305,231 35.57      36.92       47,895,981      0.83     1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2     254,376 34.15      36.18        9,141,033      0.66     1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  11,937,528 12.27      15.55      252,203,843      0.61     1.10   2.30    -2.30   -1.12
SAST SA MFS Telecom Utility
  Portfolio Class 1                     548,711 20.73      21.52       11,798,835      4.69     1.52   1.77   -13.58  -13.36
SAST SA MFS Telecom Utility
  Portfolio Class 2                      70,313 20.37      21.08        1,464,649      4.50     1.52   1.77   -13.71  -13.49
SAST SA MFS Telecom Utility
  Portfolio Class 3                   1,304,070 10.04      14.52       22,273,753      4.47     1.10   2.30   -14.25  -13.22
SAST SA MFS Total Return Portfolio
  Class 1                             3,050,425 36.48      37.85      114,450,996      2.39     1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Portfolio
  Class 2                               889,296 34.87      37.06       32,707,582      2.18     1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Portfolio
  Class 3                             6,615,573 11.19      13.20      165,023,988      2.12     1.10   2.30    -2.97   -1.79
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                             2,312,299 13.28      13.79       31,857,235      2.08     1.52   1.77    -1.49   -1.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                               902,973 12.72      13.51       12,117,412      1.88     1.52   1.97    -1.83   -1.39
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            10,118,896  9.52       9.56      125,577,521      1.80     1.10   2.30    -2.25   -1.07
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           884,704 29.08      30.20       26,677,332      0.57     1.52   1.77     1.19    1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2           155,376 27.78      29.57        4,563,032      0.40     1.52   1.97     0.84    1.29
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         2,277,826 12.67      14.57       47,259,715      0.37     1.10   2.30     0.41    1.62
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         47,381,022  9.68      10.54      509,246,154      0.00     1.10   2.15    -5.87   -4.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                   1,530,919 25.21      26.14       39,987,023      5.12     1.52   1.77    -5.97   -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                     340,698 24.03      25.59        8,631,972      4.98     1.52   1.97    -6.30   -5.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,475,263  9.48      11.79      107,056,210      5.19     1.10   2.30    -6.70   -5.58
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,077,122 14.32      14.88       30,686,610      2.60     1.52   1.77    -3.33   -3.09
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               378,945 13.77      14.58        5,482,966      2.41     1.52   1.97    -3.67   -3.23
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             9,819,168  8.01       9.58      126,607,772      2.32     1.10   2.30    -4.08   -2.92
SAST SA Templeton Foreign Value
  Portfolio Class 2                     850,802 16.84      18.12       15,361,549      1.91     1.52   1.97    -6.64   -6.22
SAST SA Templeton Foreign Value
  Portfolio Class 3                  32,156,715  9.52       9.75      414,556,491      1.91     1.10   2.30    -7.04   -5.92
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 740,201,876  9.50      11.29    8,639,891,481      1.05     1.10   2.30    -7.31   -6.19
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 471,375,112  9.49      11.29    5,452,487,007      0.81     1.10   2.15    -7.43   -6.45
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,149,746 19.20      19.93       22,903,971      0.00     1.52   1.77    -2.92   -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     159,660 18.32      19.48        3,085,053      0.00     1.52   1.97    -3.26   -2.82
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,678,891 11.55      11.73       24,105,178      0.00     1.10   2.30    -3.67   -2.51

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2015                    For the Year Ended December 31 2015
                                    --------------------------------------------  ----------------------------------------
                                                                                  Investment    Expense         Total
                                              Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                              -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        --------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1          1,415,118 26.54      27.56      38,923,276       0.00     1.52   1.77   -0.25     0.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2             88,179 25.34      26.96       2,351,698       0.00     1.52   1.97   -0.60    -0.15
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3          2,639,948 14.64      16.26      61,636,248       0.00     1.15   2.30   -1.03     0.12
VALIC Company I International
  Equities Index Fund                 172,038  9.34       9.46       1,611,014       0.32     1.10   1.40   -2.38    -2.09
VALIC Company I Mid Cap Index Fund    153,265  9.59      10.22       1,535,269       0.10     1.10   1.40   -3.85    -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                 84,914 10.71      11.28         935,961       0.14     1.10   1.40    7.67     8.00
VALIC Company I Small Cap Index
  Fund                                161,506  9.34      10.34       1,601,639       0.00     1.10   1.40   -5.81    -5.52
VALIC Company I Stock Index Fund      546,045  9.97      10.45       5,647,279       0.00     1.10   1.40   -0.35    -0.05

                                                  December 31, 2014                     For the Year Ended December 31 2014
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                          3,134,901  22.22     22.91      71,685,041       1.42     1.52   1.77     3.55    3.81
American Funds IS Asset Allocation
  Fund Class 3                            572,831  68.03     69.21      39,614,090       1.48     1.30   1.40     4.00    4.10
American Funds IS Capital Income
  Builder Class 4                             707             9.73           6,886       0.00            1.40            -2.66
American Funds IS Global Growth
  Fund Class 2                          6,938,511  30.24     31.96     220,617,184       1.10     1.52   1.97     0.32    0.77
American Funds IS Growth Fund
  Class 2                              10,341,097  28.08     29.67     304,784,034       0.74     1.52   1.97     6.39    6.87
American Funds IS Growth Fund
  Class 3                                 758,561 269.32    273.99     207,717,875       0.95     1.30   1.40     7.08    7.19
American Funds IS Growth-Income
  Fund Class 2                         12,261,272  24.87     26.29     320,475,121       1.23     1.52   1.97     8.48    8.97
American Funds IS Growth-Income
  Fund Class 3                            941,271 192.61    195.94     184,282,551       1.31     1.30   1.40     9.17    9.28
American Funds IS High-Income Bond
  Fund Class 3                            168,452  93.45     95.06      16,007,664       5.52     1.30   1.40    -0.81   -0.71
American Funds IS International Fund
  Class 3                                 658,805  57.12     58.11      38,263,106       1.39     1.30   1.40    -3.91   -3.82
American Funds IS Ultra-Short Bond
  Fund Class 3                            370,027  20.15     20.50       7,581,985       0.00     1.30   1.40    -1.83   -1.73
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3       321,306  39.60     40.29      12,937,888       1.04     1.30   1.40     3.65    3.75
AST SA PGI Asset Allocation
  Portfolio Class 1                     2,978,668  36.02     37.27     110,944,048       2.37     1.52   1.77     5.58    5.84
AST SA PGI Asset Allocation
  Portfolio Class 2                       186,837  34.47     36.54       6,745,743       2.03     1.52   1.97     5.21    5.68
AST SA PGI Asset Allocation
  Portfolio Class 3                     1,531,013  14.40     15.83      36,335,227       2.21     1.15   2.30     4.76    5.97
AST SA Wellington Capital
  Appreciation Portfolio Class 1        3,471,675  85.86     88.93     303,798,648       0.00     1.52   1.77    13.22   13.50
AST SA Wellington Capital
  Appreciation Portfolio Class 2          582,777  83.38     88.49      50,614,579       0.00     1.40   1.97    12.83   13.47
AST SA Wellington Capital
  Appreciation Portfolio Class 3       10,550,598  20.56     22.50     447,124,602       0.00     1.15   2.30    12.34   13.64
AST SA Wellington Government and
  Quality Bond Portfolio Class 1        3,791,180  20.74     21.48      80,943,079       1.83     1.52   1.77     3.32    3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 2        1,761,628  19.90     21.05      36,871,794       1.66     1.52   1.97     2.96    3.43
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       33,515,084  11.60     12.62     556,008,094       1.65     1.15   2.30     2.52    3.71
AST SA Wellington Growth Portfolio
  Class 1                               1,641,387  47.22     48.89      80,179,098       0.54     1.52   1.77     5.56    5.83
AST SA Wellington Growth Portfolio
  Class 2                                 480,301  45.40     48.00      22,890,888       0.40     1.52   1.97     5.20    5.67
AST SA Wellington Growth Portfolio
  Class 3                               2,865,165  14.61     15.67     103,500,385       0.30     1.15   2.30     4.91    5.96
AST SA Wellington Natural Resources
  Portfolio Class 1                       786,603  38.17     39.53      31,068,567       1.16     1.52   1.77   -19.96  -19.76
AST SA Wellington Natural Resources
  Portfolio Class 2                       202,008  36.71     38.83       7,757,067       0.95     1.52   1.97   -20.24  -19.88
AST SA Wellington Natural Resources
  Portfolio Class 3                     4,537,357   7.72      8.62      86,960,927       0.79     1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                  50,356  15.56     16.09         809,820       2.52     1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                            138,166  15.35     15.90       2,185,966       0.00     1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                            689,685  21.83     23.40      15,886,936       0.00     1.52   2.17     1.79    2.45
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                 29,229  14.51     16.25         462,634       0.00     1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                             56,831  15.82     16.39         927,272       0.00     1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2           4,543,641  11.87     12.87      56,850,080       2.79     1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                              12,250,257  12.76     13.91     165,202,869       5.14     1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              1,059             9.71          10,403       0.00     0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise Fund
  Series II                             1,196,992  16.83     18.41      19,893,499       0.00     1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II   20,591,968  14.64     15.90     368,875,078       1.08     1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                            27,664,310  14.52     15.81     523,816,386       1.46     1.15   2.30     7.46    8.71
Ivy VIP Asset Strategy Class II             1,077             9.53          10,317       0.00            1.40            -4.68
Lord Abbett Growth and Income
  Portfolio Class VC                   15,464,822  12.54     13.70     242,902,584       0.67     1.15   2.30     5.20    6.42
Lord Abbett Mid Cap Stock Portfolio
  Class VC                              1,116,823  20.02     20.67      23,037,053       0.41     1.52   1.77     9.57    9.85
PVC Diversified International Account
  Class 1                                 153,238   7.23      7.58       1,156,814       2.22     1.40   1.80    -4.94   -4.56
PVC Diversified International Account
  Class 2                                  61,069   6.88      7.22         436,042       1.86     1.55   1.95    -5.27   -4.89
PVC Equity Income Account Class 1       1,104,948  14.80     15.62      17,102,964       2.37     1.40   1.80    10.79   11.23
PVC Equity Income Account Class 2         725,547  14.02     14.26      10,552,625       2.17     1.52   2.17    10.29   10.76
PVC Government & High Quality
  Bond Account Class 1                    363,757   8.23      8.67       3,099,798       3.68     1.40   1.80     3.20    3.62
PVC Government & High Quality
  Bond Account Class 2                    105,039   7.78      8.19         854,357       3.39     1.55   1.95     2.72    3.13
PVC Income Account Class 1                499,447  10.01     10.56       5,230,886       4.46     1.40   1.80     3.67    4.08
PVC Income Account Class 2                278,215   9.55     10.06       2,792,095       4.02     1.55   1.95     3.23    3.64
PVC LargeCap Growth Account
  Class 1                                  81,292  10.77     11.37         907,530       0.61     1.40   1.80     9.14    9.57
PVC LargeCap Growth Account
  Class 2                                  40,668  10.27     10.81         437,242       0.35     1.55   1.95     8.71    9.15
PVC MidCap Account Class 1                114,948  18.61     19.63       2,224,709       0.51     1.40   1.80    10.97   11.41
PVC MidCap Account Class 2                 39,854  17.61     18.56         734,929       0.28     1.55   1.95    10.53   10.97
PVC Principal Capital Appreciation
  Account Class 1                         489,733  19.72     20.80      10,118,157       3.06     1.40   1.80    10.45   10.89
PVC Principal Capital Appreciation
  Account Class 2                          97,658  18.63     19.64       1,903,974       2.84     1.55   1.95    10.03   10.47

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2014                     For the Year Ended December 31 2014
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC Real Estate Securities Account
  Class 1                                  20,110 28.56      30.01         601,392       1.63     1.40   1.80   30.45    30.98
PVC Real Estate Securities Account
  Class 2                                  10,034 28.32      29.12         290,847       1.34     1.55   1.95   30.21    30.40
PVC SAM Balanced Portfolio Class 1      2,735,552 13.92      14.69      39,533,551       2.74     1.40   1.80    4.91     5.33
PVC SAM Balanced Portfolio Class 2      2,616,625 13.24      14.01      36,330,970       2.44     1.52   2.17    4.53     4.98
PVC SAM Conservative Balanced
  Portfolio Class 1                       376,427  9.80      10.33       3,848,231       3.00     1.40   1.80    4.32     4.74
PVC SAM Conservative Balanced
  Portfolio Class 2                       513,845  9.33      13.75       5,120,776       2.81     1.52   2.17    3.87     4.32
PVC SAM Conservative Growth
  Portfolio Class 1                     1,350,407 14.63      15.43      20,426,876       1.76     1.40   1.80    5.52     5.94
PVC SAM Conservative Growth
  Portfolio Class 2                     1,421,493 13.87      14.65      20,599,307       1.61     1.52   2.17    5.07     5.53
PVC SAM Flexible Income Portfolio
  Class 1                                 672,824 11.12      11.75       7,804,004       3.62     1.40   1.80    4.14     4.55
PVC SAM Flexible Income Portfolio
  Class 2                                 713,484 10.60      13.78       7,945,734       3.32     1.52   2.17    3.75     4.20
PVC SAM Strategic Growth Portfolio
  Class 1                                 282,265 16.16      17.02       4,729,638       1.48     1.40   1.80    6.74     7.17
PVC SAM Strategic Growth Portfolio
  Class 2                                 561,513 15.33      16.24       8,983,731       1.33     1.52   2.17    6.26     6.72
PVC Short-Term Income Account
  Class 1                                 103,278  7.40       7.81         795,506       1.57     1.40   1.80   -0.09     0.31
PVC Short-Term Income Account
  Class 2                                 104,957  7.05       7.42         772,195       1.38     1.55   1.95   -0.93    -0.54
SST SA Allocation Balanced Portfolio
  Class 3                              10,295,642 13.39      14.53     144,673,420       1.20     1.15   2.30    2.93     4.12
SST SA Allocation Growth Portfolio
  Class 3                               1,913,601 13.87      15.14      27,807,698       0.66     1.15   2.30    2.84     4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                    14,811,676 13.37      14.54     208,071,601       0.99     1.15   2.30    2.76     3.94
SST SA Allocation Moderate Portfolio
  Class 3                              13,572,652 13.47      14.65     191,993,264       1.11     1.15   2.30    2.86     4.05
SST SA Wellington Real Return
  Portfolio Class 3                    27,375,871 10.83      11.76     310,990,581       0.00     1.15   2.30   -0.68     0.47
SAST SA AB Growth Portfolio Class 1     3,266,680 53.51      55.41     179,268,262       0.00     1.52   1.77   12.16    12.44
SAST SA AB Growth Portfolio Class 2       391,535 51.15      55.30      21,090,293       0.00     1.40   1.97   11.77    12.41
SAST SA AB Growth Portfolio Class 3     2,687,981 16.47      18.08     109,039,481       0.00     1.15   2.30   11.29    12.58
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                       552,250 29.68      31.40      17,239,857       0.63     1.52   1.97    6.84     7.33
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                    19,506,963 17.69      19.20     471,312,873       0.58     1.15   2.30    6.39     7.62
SAST SA American Funds Asset
  Allocation Portfolio Class 3         11,116,845 13.73      14.97     161,322,873       1.03     1.15   2.30    2.69     3.88
SAST SA American Funds Global
  Growth Portfolio Class 3             27,628,071 11.48      14.74     426,715,336       0.91     1.15   2.30   -0.35    14.81
SAST SA American Funds Growth
  Portfolio Class 3                    19,407,765 14.42      15.66     294,153,090       0.60     1.15   2.30    5.73     6.95
SAST SA American Funds Growth-
  Income Portfolio Class 3             16,302,164 12.46      14.28     242,403,728       0.97     1.15   2.30    7.77    24.57
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                              21,300,859 11.87      12.14     256,821,376       0.46     1.15   2.30    0.51     1.52
SAST SA Boston Company Capital
  Growth Portfolio Class 1                473,522 10.77      11.15       5,270,606       0.09     1.52   1.77    6.69     6.95
SAST SA Boston Company Capital
  Growth Portfolio Class 2                144,114 10.35      10.94       1,560,618       0.00     1.52   1.97    6.32     6.79
SAST SA Boston Company Capital
  Growth Portfolio Class 3              3,863,112 10.16      14.82      42,903,142       0.00     1.15   2.30    6.00     7.08
SAST SA Columbia Technology
  Portfolio Class 1                     2,865,982  3.55       3.68      10,521,188       0.00     1.52   1.77   22.65    22.96
SAST SA Columbia Technology
  Portfolio Class 2                       849,096  3.40       3.66       3,037,861       0.00     1.40   1.97   22.22    22.92
SAST SA Columbia Technology
  Portfolio Class 3                     5,490,784 15.15      16.57      30,545,733       0.00     1.15   2.30   21.70    23.10
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     3,174,252 11.96      12.39      39,219,947       0.00     1.52   1.77   -2.03    -1.79
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       789,819 11.49      12.14       9,535,730       0.00     1.52   1.97   -2.37    -1.93
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    14,453,928  8.55       9.45     149,957,471       0.00     1.15   2.30   -2.79    -1.67
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,177,216 21.89      22.67      26,670,331       1.37     1.52   1.77    8.81     9.08
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 314,435 21.08      22.26       6,948,652       1.19     1.52   1.97    8.43     8.92
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,559,563 17.73      19.33      90,761,106       1.30     1.15   2.30    7.97     9.22
SAST SA Federated Corporate Bond
  Portfolio Class 1                     2,462,124 27.59      28.58      70,289,396       3.48     1.52   1.77    3.95     4.21
SAST SA Federated Corporate Bond
  Portfolio Class 2                       749,964 26.48      28.03      20,878,805       3.31     1.52   1.97    3.58     4.05
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,051,209 15.16      16.51     629,787,413       3.32     1.15   2.30    3.14     4.33
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1           969,654 32.53      33.69      32,654,759       1.37     1.52   1.77   27.50    27.82
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2           256,385 31.24      33.04       8,406,601       1.17     1.52   1.97   27.05    27.63
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3        12,341,692 11.03      12.03     226,546,315       1.11     1.15   2.30   26.51    27.97
SAST SA Franklin Small Company
  Value Portfolio Class 3              13,458,183 14.50      15.75     195,803,515       0.07     1.15   2.30   -2.50    -1.37
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     1,344,763 21.86      22.64      30,347,937       0.00     1.52   1.77   -2.09    -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       332,059 21.00      22.18       7,315,689       0.00     1.52   1.97   -2.43    -1.99
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    13,896,825 11.80      12.84     212,608,834       0.00     1.15   2.30   -2.85    -1.72
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       950,542  9.12       9.44       8,962,471       0.00     1.52   1.77    1.91     2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       374,713  8.75       9.27       3,444,199       0.00     1.52   1.97    1.55     2.01
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                    13,426,390 16.82      18.31     163,518,392       0.00     1.15   2.30    1.12     2.29
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                    17,844,802 11.61      11.81     209,560,765       1.42     1.15   2.15    5.95     7.01
SAST SA Janus Focused Growth
  Portfolio Class 1                       841,411 17.69      18.33      15,378,182       0.01     1.52   1.77    9.28     9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                       720,343 17.40      17.96      12,871,166       0.00     1.52   1.77    9.12     9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                     6,707,363 15.53      16.94     113,285,776       0.00     1.15   2.30    8.43     9.69
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,939,220 23.41      24.24      46,621,859       1.38     1.52   1.77    9.49     9.76
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              375,881 22.46      23.75       8,843,955       1.22     1.52   1.97    9.11     9.60
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            5,591,504 14.50      15.87      95,948,227       1.18     1.15   2.30    8.64     9.89
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,474,476 16.86      17.46      25,776,787       1.23     1.52   1.77   -7.54    -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       297,399 16.18      17.12       5,057,165       1.07     1.52   1.97   -7.86    -7.45
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     9,927,054  9.98      10.88     135,203,697       1.02     1.15   2.30   -8.26    -7.19
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     3,090,161 45.49      47.10     143,804,787       1.20     1.52   1.77   12.11    12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       214,369 43.50      46.11       9,796,349       1.03     1.52   1.97   11.71    12.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,612,547 14.65      16.13     126,838,697       1.10     1.15   2.30   11.24    12.52
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,782,689 26.53      27.48      48,795,554       0.68     1.52   1.77    2.37     2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       181,447 25.55      27.44       4,885,258       0.53     1.40   1.97    2.01     2.59
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,979,213 11.73      12.89      33,885,187       0.48     1.15   2.30    1.57     2.74

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2014                     For the Year Ended December 31 2014
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1               1,713,471 27.83      28.76       49,239,407      1.25     1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                 428,245 27.26      28.19       12,017,884      1.03     1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3              44,583,224 13.05      14.24      746,584,821      1.04     1.15   2.30     2.17    3.35
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1             1,917,446 19.06      19.74       37,555,080      0.00     1.52   1.77     9.32    9.59
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               848,710 18.27      19.70       16,313,282      0.00     1.40   1.97     8.93    9.56
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3             6,145,552 18.49      20.08      117,640,080      0.00     1.15   2.30     8.47    9.72
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1          7,539,296 50.30      52.10      389,849,011      0.61     1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2          1,089,790 48.16      51.98       55,286,214      0.45     1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3         17,090,522 13.50      14.69      478,324,649      0.37     1.15   2.30     4.05    5.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      839,118  9.20       9.52        8,065,086      0.05     1.52   1.77     9.96   10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                      309,675  8.85       9.36        2,879,201      0.00     1.52   1.97     9.57   10.07
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    7,120,286 14.80      16.22       85,641,538      0.00     1.15   2.30     9.10   10.36
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    1,479,989 36.13      37.41       55,020,109      0.55     1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      304,049 34.80      36.71       11,089,581      0.40     1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   12,669,126 15.92      17.36      278,476,642      0.35     1.15   2.30     8.08    9.33
SAST SA MFS Telecom Utility
  Portfolio Class 1                      666,531 23.99      24.84       16,544,715      2.76     1.52   1.77    10.52   10.79
SAST SA MFS Telecom Utility
  Portfolio Class 2                       82,979 23.61      24.37        2,001,329      2.43     1.52   1.77    10.35   10.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                    1,348,617 16.94      18.55       26,948,480      2.41     1.15   2.30     9.66   10.93
SAST SA MFS Total Return
  Portfolio Class 1                    3,528,804 37.30      38.61      134,958,739      2.07     1.52   1.77     6.55    6.81
SAST SA MFS Total Return
  Portfolio Class 2                    1,037,331 35.78      37.86       38,998,840      1.89     1.52   1.97     6.17    6.65
SAST SA MFS Total Return
  Portfolio Class 3                    7,127,285 13.61      14.82      190,416,716      1.83     1.15   2.30     5.72    6.94
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              2,499,779 13.48      13.96       34,874,907      1.55     1.52   1.77   -10.06   -9.84
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                              1,041,448 12.96      13.70       14,184,843      1.37     1.52   1.97   -10.38   -9.97
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             10,912,622  9.74      10.65      139,287,893      1.31     1.15   2.30   -10.76   -9.73
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          1,016,868 28.74      29.77       30,227,192      0.39     1.52   1.77     8.50    8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2            178,293 27.55      29.19        5,167,986      0.28     1.52   1.97     8.13    8.61
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,312,895 14.51      15.84       49,332,791      0.20     1.15   2.30     7.66    8.91
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          17,179,189 10.18      11.20      194,628,123      0.00     1.15   2.15     1.78    3.97
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1               1,797,984 26.81      27.73       49,826,489      4.68     1.52   1.77    -0.92   -0.67
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 400,553 25.65      27.19       10,785,971      4.81     1.52   1.97    -1.27   -0.82
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               6,996,957 12.64      13.97      128,062,205      4.54     1.15   2.30    -1.69   -0.55
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              2,380,357 14.82      15.35       36,281,962      1.78     1.52   1.77   -11.04  -10.82
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                440,742 14.29      15.07        6,596,215      1.64     1.52   1.97   -11.35  -10.95
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             10,895,587  8.35       9.13      147,419,969      1.48     1.15   2.30   -11.73  -10.71
SAST SA Templeton Foreign Value
  Portfolio Class 2                    1,008,127 18.04      19.32       19,417,993      1.01     1.52   1.97    -8.69   -8.28
SAST SA Templeton Foreign Value
  Portfolio Class 3                   33,869,805 10.25      11.14      473,506,742      0.98     1.15   2.30    -9.09   -8.03
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  606,848,166 12.18      12.61    7,575,040,025      0.59     1.15   2.30     1.95    3.13
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  353,964,056 10.15      12.20    4,390,062,545      0.46     1.15   2.30     1.46    2.09
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1             1,273,089 19.78      20.48       26,056,715      0.00     1.52   1.77    -1.21   -0.97
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               162,108 18.94      20.05        3,224,586      0.00     1.52   1.97    -1.56   -1.12
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,638,624 12.17      13.29       24,985,871      0.00     1.15   2.30    -1.98   -0.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             1,622,691 26.61      27.56       44,639,162      0.00     1.52   1.77     5.70    5.97
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               102,334 25.49      27.00        2,735,332      0.00     1.52   1.97     5.33    5.81
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             3,052,407 14.79      16.24       71,886,692      0.00     1.15   2.30     4.88    6.10

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

    American General Life
    Insurance Company
    Audited Statutory Financial Statements
    At December 31, 2018 and 2017 and
    for each of the three years ended December 31, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................  10
3.   Investments..........................................................................................................  21
4.   Securities Lending and Repurchase Agreements.........................................................................  29
5.   Restricted Assets....................................................................................................  32
6.   Subprime Mortgage Risk Exposure......................................................................................  32
7.   Derivatives..........................................................................................................  33
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of   36
       Credit Risk........................................................................................................
9.   Fair Value Measurements..............................................................................................  36
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  42
11.  Separate Accounts....................................................................................................  43
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  46
13.  Participating Policy Contracts.......................................................................................  46
14.  Premium and Annuity Considerations Deferred and Uncollected..........................................................  47
15.  Reinsurance..........................................................................................................  47
16.  Federal Income Taxes.................................................................................................  50
17.  Capital and Surplus..................................................................................................  56
18.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  57
19.  Debt.................................................................................................................  58
20.  Commitments and Contingencies........................................................................................  60
21.  Related Party Transactions...........................................................................................  62
22.  Subsequent Events....................................................................................................  67
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  68

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  74
Supplemental Investment Risks Interrogatories.............................................................................  76
Supplemental Summary Investment Schedule..................................................................................  82

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                              -----------------
(in millions)                                                   2018     2017
-------------                                                 -------- --------
Admitted assets
   Cash and investments......................................
       Bonds................................................. $ 94,693 $ 94,338
       Preferred stock.......................................      303      211
       Common stock..........................................      312       93
       Cash, cash equivalents and short-term investments.....    1,547      119
       Mortgage loans........................................   18,928   15,845
       Real estate...........................................      197      223
       Contract loans........................................    1,307    1,340
       Derivatives...........................................    1,635      655
       Securities lending reinvested collateral assets.......      352    2,418
       Derivative cash collateral............................       20    1,027
       Other invested assets.................................    4,364    5,033
                                                              -------- --------
   Total cash and investments................................  123,658  121,302
   Amounts recoverable from reinsurers.......................      306      426
   Amounts receivable under reinsurance contracts............      372      352
   Current federal income tax recoverable....................      266      241
   Deferred tax asset........................................      517      689
   Due and accrued investment income.........................    1,379    1,096
   Premiums due, deferred and uncollected....................      142       48
   Receivables from affiliates...............................      363      316
   Other assets..............................................      164      131
   Separate account assets...................................   49,618   54,104
                                                              -------- --------
Total admitted assets........................................ $176,785 $178,705
                                                              ======== ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                        December 31,
                                                                                     ------------------
(in millions, except per share data)                                                   2018      2017
------------------------------------                                                 --------  --------
Liabilities
   Policy reserves and contractual liabilities......................................
       Life and annuity reserves.................................................... $ 91,355  $ 87,540
       Liabilities for deposit-type contracts.......................................   12,012     9,663
       Accident and health reserves.................................................      788       812
       Premiums received in advance.................................................       11         1
       Policy and contract claims...................................................      573       576
       Policyholder dividends.......................................................       15        19
                                                                                     --------  --------
   Total policy reserves and contractual liabilities................................  104,754    98,611
   Payable to affiliates............................................................      372       425
   Interest maintenance reserve.....................................................    1,278     1,411
   Derivatives......................................................................      209       454
   Payable for securities lending...................................................      447     2,460
   Repurchase agreements............................................................      119     1,174
   Collateral for derivatives program...............................................      835        45
   Funds held under coinsurance.....................................................   10,863    10,435
   Accrued expenses and other liabilities...........................................    1,750     1,740
   Net transfers from separate accounts due or accrued..............................   (1,394)   (1,591)
   Asset valuation reserve..........................................................    1,583     1,536
   Separate account liabilities.....................................................   49,618    54,021
                                                                                     --------  --------
Total liabilities...................................................................  170,434   170,721
                                                                                     --------  --------
Commitments and contingencies (see Note 20)

Capital and surplus
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding...        6         6
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding.        1         1
   Gross paid-in and contributed surplus............................................    3,510     3,510
   Unassigned surplus...............................................................    2,834     4,467
                                                                                     --------  --------
Total capital and surplus...........................................................    6,351     7,984
                                                                                     --------  --------
Total liabilities and capital and surplus........................................... $176,785  $178,705
                                                                                     ========  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                                                             Years Ended December 31,
                                                                                           ---------------------------
(in millions)                                                                                2018      2017     2016
-------------                                                                              --------  -------  --------
Revenues
   Premiums and annuity considerations.................................................... $(10,325) $11,031  $  7,561
   Net investment income..................................................................    6,243    5,881     6,090
   Amortization of interest maintenance reserve...........................................      141      128        99
   Reserve adjustments on reinsurance ceded...............................................   17,732   (1,160)  (10,314)
   Commissions and expense allowances.....................................................      814      798       768
   Separate account fees..................................................................    1,167    1,216     1,025
   Other income...........................................................................      437      472       429
                                                                                           --------  -------  --------
Total revenues............................................................................   16,209   18,366     5,658
                                                                                           --------  -------  --------
Benefits and expenses
   Death benefits.........................................................................      260      760     1,089
   Annuity benefits.......................................................................    1,537    3,374     3,276
   Surrender benefits.....................................................................    7,119    6,452     6,125
   Other benefits.........................................................................      271      565       591
   Change in reserves.....................................................................    3,792      742   (10,216)
   Commissions............................................................................    1,131    1,023     1,045
   General insurance expenses.............................................................      828      969     1,049
   Net transfers (from) to separate accounts..............................................     (774)   1,306       303
   Other expenses.........................................................................      638      592       238
                                                                                           --------  -------  --------
Total benefits and expenses...............................................................   14,802   15,783     3,500
                                                                                           --------  -------  --------
Net gain from operations before dividends to policyholders and federal income taxes.......    1,407    2,583     2,158
Dividends to policyholders................................................................      (13)      18        19
                                                                                           --------  -------  --------
Net gain from operations after dividends to policyholders and before federal income taxes.    1,420    2,565     2,139
Federal income tax expense................................................................      513    1,025     1,182
                                                                                           --------  -------  --------
Net gain from operations..................................................................      907    1,540       957
Net realized capital (losses) gains.......................................................     (342)    (928)      634
                                                                                           --------  -------  --------
Net income................................................................................ $    565  $   612  $  1,591
                                                                                           ========  =======  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                               Gross Paid-
                                                                     Common &    In and
                                                                     Preferred Contributed Unassigned Total Capital
(in millions)                                                          Stock     Surplus    Surplus    and Surplus
-------------                                                        --------- ----------- ---------- -------------
Balance, January 1, 2016............................................    $ 7      $4,318     $ 4,569      $ 8,894
                                                                        ---      ------     -------      -------
   Net income.......................................................     --          --       1,591        1,591
   Change in net unrealized capital gains (losses)..................     --          --        (380)        (380)
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (277)        (277)
   Change in deferred tax...........................................     --          --         290          290
   Change in non-admitted assets....................................     --          --        (243)        (243)
   Change in asset valuation reserve................................     --          --         310          310
   Change in surplus from separate accounts.........................     --          --          48           48
   Other changes in surplus in separate accounts....................     --          --          (6)          (6)
   Capital Changes:
       Return of capital............................................     --        (630)         --         (630)
   Dividends to parent recorded as return of capital................     --          --       2,185        2,185
   Dividends to stockholder.........................................     --          --      (2,740)      (2,740)
   Prior period corrections (see Note 2)............................     --          --         (41)         (41)
                                                                        ---      ------     -------      -------
Balance, December 31, 2016..........................................    $ 7      $3,688     $ 5,306      $ 9,001
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         612          612
   Change in net unrealized capital gains (losses)..................     --          --          36           36
   Change in net unrealized foreign exchange capital gains (losses).     --          --         271          271
   Change in deferred tax...........................................     --          --      (1,286)      (1,286)
   Change in non-admitted assets....................................     --          --       1,001        1,001
   Change in asset valuation reserve................................     --          --          19           19
   Change in surplus from separate accounts.........................     --          --         178          178
   Other changes in surplus in separate accounts....................     --          --        (178)        (178)
   Cumulative effect of changes in accounting principles............     --          --         132          132
   Capital Changes:
       Return of capital............................................     --        (178)         --         (178)
   Dividends to parent recorded as return of capital................     --          --         107          107
   Dividends to stockholder.........................................     --          --      (1,722)      (1,722)
   Prior period corrections (see Note 2)............................     --          --          (9)          (9)
                                                                        ---      ------     -------      -------
Balance, December 31, 2017..........................................    $ 7      $3,510     $ 4,467      $ 7,984
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         565          565
   Change in net unrealized capital gains (losses)..................     --          --          32           32
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (256)        (256)
   Change in deferred tax...........................................     --          --          24           24
   Change in non-admitted assets....................................     --          --        (292)        (292)
   Change in asset valuation reserve................................     --          --         (47)         (47)
   Change in surplus from separate accounts.........................     --          --          74           74
   Other changes in surplus in separate accounts....................     --          --         (74)         (74)
   Dividends to stockholder.........................................     --          --      (1,697)      (1,697)
   Prior period corrections (see Note 2)............................     --          --          38           38
                                                                        ---      ------     -------      -------
Balance, December 31, 2018..........................................    $ 7      $3,510     $ 2,834      $ 6,351
                                                                        ===      ======     =======      =======

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                                         Years Ended December 31,
                                                                        -------------------------
(in millions)                                                             2018     2017     2016
-------------                                                           -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance... $11,771  $10,601  $11,433
   Net investment income...............................................   5,468    5,143    5,156
   Other income                                                          (1,848)   1,148    1,056
                                                                        -------  -------  -------
   Total revenue received..............................................  15,391   16,892   17,645
                                                                        -------  -------  -------
   Benefits paid.......................................................   9,107   11,051   10,938
   Net transfers to (from) separate accounts...........................    (971)   1,450      838
   Commissions and expenses paid.......................................   2,907    2,959    2,631
   Dividends paid to policyholders.....................................     (10)      19       22
   Federal income taxes................................................     540      902    1,047
                                                                        -------  -------  -------
   Total benefits and expenses paid....................................  11,573   16,381   15,476
                                                                        -------  -------  -------
Net cash provided by operations........................................   3,818      511    2,169
                                                                        =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...........................................................  18,960   23,013   20,993
       Stocks..........................................................      10       25      558
       Mortgage loans..................................................   1,594    1,727    1,079
       Real estate.....................................................      36       32      115
       Other invested assets...........................................     882    1,630    2,840
       Derivatives.....................................................      --       --    1,185
       Securities lending reinvested collateral assets.................   2,066       --       --
       Miscellaneous proceeds..........................................   1,235    1,281       --
                                                                        -------  -------  -------
   Total proceeds from investments sold, matured or repaid.............  24,783   27,708   26,770
                                                                        -------  -------  -------
   Cost of investments acquired:
       Bonds...........................................................  19,254   21,006   21,386
       Stocks..........................................................     325       64      102
       Mortgage loans..................................................   4,157    4,136    3,190
       Real estate.....................................................      36       92       18
       Other invested assets...........................................   1,343    1,714    1,147
       Securities lending reinvested collateral assets.................      --      279    1,178
       Miscellaneous purchases.........................................   1,309      341    1,937
                                                                        -------  -------  -------
   Total cost of investments acquired..................................  26,424   27,632   28,958
                                                                        -------  -------  -------
   Net adjustment in contract loans....................................     (33)     (29)     (69)
                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................  (1,608)     105   (2,119)
                                                                        =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...............................................      --     (178)    (551)
       Federal Home Loan Bank advance payments.........................      --       --     (100)
       Net deposits on deposit-type contracts..........................   1,983      173      359
       Dividends to Parent.............................................  (1,697)  (1,240)    (669)
       Change in securities lending....................................  (2,013)     314    1,183
       Other, net......................................................     945      245     (204)
                                                                        -------  -------  -------
Net cash (used) provided in financing and miscellaneous activities.....    (782)    (686)      18
                                                                        =======  =======  =======
Net increase (decrease) in cash, cash equivalents and short-term
  investments..........................................................   1,428      (70)      67
Cash, cash equivalents and short-term investments at beginning of year.     119      189      121
                                                                        -------  -------  -------
Cash, cash equivalents and short-term investments at end of year....... $ 1,547  $   119  $   189
                                                                        =======  =======  =======
Non-cash activities, excluded from above:
   Non-cash dividends and return of capital............................ $    --  $    --  $(2,156)
   Non-cash transfer from other invested assets to mortgage loans......     787    1,468       --
   Non-cash AIG Global Real Estate transactions........................     644       --       --
   Non-cash Fortitude Re settlement....................................     230       --       --
   Non-cash tax payment................................................      --      671       --
   Non-cash dividends reclass..........................................      --      482       --
   Non-cash Investment Real Estate sale................................     128       --       --

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

In May 2016, the Company sold AIG Advisor Group, its network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP) No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL has determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019 or any earlier date relative to changes in the SAP framework that addresses this issue. Upon adoption, the effect of this permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors," as of January 1, 2015, while the effect of the expanded permitted practice to include swaptions was reported as a change in accounting principle as of January 1, 2017 and increased surplus by $132 million.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                          December 31,
                                                                     ----------------------
(in millions)                                                  SSAP#  2018    2017    2016
-------------                                                  ----- ------  ------  ------
NET INCOME
State basis...................................................       $  565  $  612  $1,591
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................   86      47       6     (12)
   Effective interest rate hedges - RG(L).....................           12      (6)    (12)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R      --      --      --
                                                                     ------  ------  ------
Net income, NAIC SAP..........................................       $  624  $  612  $1,567
                                                                     ======  ======  ======
SURPLUS
State basis...................................................       $6,351  $7,984  $9,001
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................   86    (403)   (430)   (645)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R     (24)    (24)    (24)
                                                                     ------  ------  ------
Statutory capital and surplus, NAIC SAP.......................       $5,924  $7,530  $8,332
                                                                     ======  ======  ======

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning in 2015.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs,

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $2.9 billion and $2.6 billion at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $90 million at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG
43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, and $56.8 billion of insurance in-force and $1.3 billion of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

In 2016, certain prior year errors were identified and corrected, which decreased unassigned surplus by $41 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                              Gross      Gross
                                                                  Statement Unrealized Unrealized
(in millions)                                                       Value     Gains      Losses   Fair Value
-------------                                                     --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations...................................  $ 1,754    $   45    $   (42)   $  1,757
   All other governments.........................................    3,046        77       (144)      2,979
   States, territories and possessions...........................      309        22         (1)        330
   Political subdivisions of states, territories and possessions.      376        36         (4)        408
   Special revenue...............................................    8,642       357       (135)      8,864
   Industrial and miscellaneous..................................   79,780     3,574     (1,954)     81,400
   Hybrid securities.............................................      785       132        (19)        898
   Parent, subsidiaries and affiliates...........................       --        --         --          --
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,692     4,243     (2,299)     96,636
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      303        12         (1)        314
   Common stock*.................................................      312        --         --         312
                                                                   -------    ------    -------    --------
Total equity securities..........................................      615        12         (1)        626
                                                                   -------    ------    -------    --------
Total............................................................  $95,307    $4,255    $(2,300)   $ 97,262
                                                                   =======    ======    =======    ========
December 31, 2017................................................
Bonds:
   U.S. government obligations...................................  $ 1,215    $   59    $    (9)   $  1,265
   All other government..........................................    2,878       210        (31)      3,057
   States, territories and possessions...........................      396        46         --         442
   Political subdivisions of states, territories and possessions.      398        63         (1)        460
   Special revenue...............................................    8,360       567        (56)      8,871
   Industrial and miscellaneous..................................   76,098     6,461       (418)     82,141
   Hybrid securities.............................................      578       207         (3)        782
   Parent, subsidiaries and affiliates...........................    4,415       437         --       4,852
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,338     8,050       (518)    101,870
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      211        18         --         229
   Common stock*.................................................       93        --         --          93
                                                                   -------    ------    -------    --------
Total equity securities..........................................      304        18         --         322
                                                                   -------    ------    -------    --------
Total............................................................  $94,642    $8,068    $  (518)   $102,192
                                                                   =======    ======    =======    ========

* Common stock includes $109 million and $6 million of investments in affiliates at December 31, 2018 and 2017, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                       Less than 12 Months 12 Months or More        Total
                                                       -----------------   -----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                          -------  ---------- ------- ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations........................ $   317   $   (11)  $   751   $ (31)   $ 1,068  $   (42)
   All other government...............................   1,295       (85)      610     (58)     1,905     (143)
   U.S. States, territories and possessions...........      67        (1)       --      --         67       (1)
   Political subdivisions of states, territories and
     possessions......................................      85        (1)       34      (3)       119       (4)
   Special revenue....................................   1,698       (46)    2,313     (89)     4,011     (135)
   Industrial and miscellaneous.......................  26,952    (1,193)    9,726    (778)    36,678   (1,971)
   Hybrid securities..................................     174       (11)       58      (8)       232      (19)
   Parent, subsidiaries and affiliates................      --        --        --      --         --       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................  30,588    (1,348)   13,492    (967)    44,080   (2,315)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................      95        (1)        5      --        100       (1)
   Common stock.......................................      61       (14)       --      --         61      (14)
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................     156       (15)        5      --        161      (15)
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $30,744   $(1,363)  $13,497   $(967)   $44,241  $(2,330)
                                                       =======   =======   =======   =====    =======  =======
December 31, 2017
Bonds:
   U.S. government obligations........................ $   336   $    (4)  $    76   $  (5)   $   412  $    (9)
   All other government...............................     473       (25)      145      (6)       618      (31)
   U.S States, territories and possessions............      25        --         5      --         30       --
   Political subdivisions of states, territories and
     possessions......................................      --        --        --      --         --       --
   Special revenue....................................   1,609       (23)      758     (33)     2,367      (56)
   Industrial and miscellaneous.......................   7,272      (235)    3,713    (191)    10,985     (426)
   Hybrid securities..................................      54        (3)        8      --         62       (3)
   Parent, subsidiaries and affiliates................     136        --        --      --        136       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................   9,905      (290)    4,705    (235)    14,610     (525)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................       5        --         5      --         10       --
   Common stock.......................................       1        --        --      --          1       --
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................       6        --         5      --         11       --
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $ 9,911   $  (290)  $ 4,710   $(235)   $14,621  $  (525)
                                                       =======   =======   =======   =====    =======  =======

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 3,983 and 1,814, respectively. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,778 of the total, of which 526 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                   Statement  Fair
           (in millions)                             Value    Value
           -------------                           --------- -------
           December 31, 2018
           Due in one year or less................  $ 1,217  $ 1,226
           Due after one year through five years..   10,609   10,687
           Due after five years through ten years.   15,586   15,475
           Due after ten years....................   37,210   37,552
           LBaSS..................................   30,129   31,757
                                                    -------  -------
           Total..................................  $94,751  $96,697
                                                    =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $154 million and $175 million at December 31, 2018 and 2017, respectively, which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $5.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                             December 31,
                                             ----------
                                             2018   2017
                                             ----   ----
                       Consumer cyclical.... 17.2%  14.9%
                       Consumer Noncyclical. 16.9   14.2
                       Energy............... 12.0   16.8

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Statement  Fair   Statement  Fair
   (in millions)                            Value    Value    Value    Value
   -------------                          --------- ------- --------- -------
   Loan-backed and structured securities.  $30,129  $31,757  $31,991  $34,474
                                           =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $47 million, $54 million and $118 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                      Less than 12 Months 12 Months or More       Total
                      ------------------  ----------------  -----------------
                                Gross              Gross              Gross
                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
   (in millions)      Value     Losses    Value    Losses    Value    Losses
   -------------      ------  ----------  ------ ---------- ------- ----------
   December 31, 2018
      LBaSS.......... $6,672    $(143)    $3,696   $(137)   $10,368   $(280)
   December 31, 2017.
      LBaSS.......... $3,896    $ (59)    $1,667   $ (81)   $ 5,563   $(140)
                      ======    =====     ======   =====    =======   =====

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                                         December 31,
                                                                                                         -------------
(in millions)                                                                                             2018   2017
-------------                                                                                            ------ ------
Balance, beginning of year.............................................................................. $1,535 $1,481
Increases due to:
   Credit impairment on new securities subject to impairment losses.....................................      9     31
   Additional credit impairment on previously impaired investments......................................     38     30
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.    180      7
                                                                                                         ------ ------
Balance, end of year.................................................................................... $1,402 $1,535
                                                                                                         ====== ======

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $19.1 billion and $16.0 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 1.90 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  26.3%  28.2%
                      Foreign..................  21.9   16.0
                      Pacific..................  15.6   17.3
                      South Atlantic...........  12.6   12.9
                      West South Central.......   7.4    6.8
                      New England..............   5.6    7.0
                      East North Central.......   5.1    5.1
                      Mountain.................   4.1    4.8
                      East South Central.......   0.8    0.8
                      West North Central.......   0.6    1.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  31.1%  24.0%
                      Office...................  28.6   28.7
                      Retail...................  13.9   15.2
                      Industrial...............   8.1    6.9
                      Hotel/Motel..............   7.6    9.1
                      Other....................  10.7   16.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 244 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.75%   2.05%   7.37%   2.10%
                 Retail........  5.48    3.82    5.06    2.53
                 Office........  5.10    3.02    9.17    1.90
                 Hotel.........  4.80    3.00    4.61    4.25
                 Industrial....  4.53    2.11    4.97    2.15
                 Other.........  5.39    3.16    5.00    3.00

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent for both 2018 and 2017.

At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. At December 31, 2017, the Company held $217 million in impaired mortgages with $12 million of related allowances for credit losses and $205 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $201 million and $273 million, at December 31, 2018 and 2017, respectively. The Company recognized interest income of $5 million, $3 million and $12 million, in 2018, 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                        December 31,
                                                                       ---------------
(in millions)                                                          2018 2017  2016
-------------                                                          ---- ----  ----
Balance, beginning of year............................................ $129 $ 89  $72
   Additions (reductions) charged to unrealized capital loss..........   43   53   17
   Direct write-downs charged against allowance.......................   --  (13)  --
                                                                       ---- ----  ---
Balance, end of year.................................................. $172 $129  $89
                                                                       ==== ====  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                     ---------------
            (in millions)                             2018    2017
            -------------                            ------- -------
            Current................................. $18,922 $15,834
            30 - 59 days past due...................       4       8
            60 - 89 days past due...................       1       2
            90 - 179 days past due..................       1       1
                                                     ------- -------
            Total................................... $18,928 $15,845
                                                     ======= =======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $15.8 billion and $13.2 billion, respectively.

The Company had $169 million and $205 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. At December 31, 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms. The Company has an outstanding commitment of $4 million to debtors that hold loans with restructured terms, at December 31, 2017.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                                  December 31,
                                                                  ------------
     (in millions)                                                2018   2017
     -------------                                                ----   ----
     Properties occupied by the Company.......................... $ 53   $ 42
     Properties held for production of income....................  110    181
     Properties held for sale....................................   34     --
                                                                   ----  ----
     Total....................................................... $197   $223
                                                                   ====  ====

The Company recognized gains of $1 million, $13 million and $16 million on the sale of real estate property in 2018, 2017 and 2016, respectively. The Company recognized $11 million of impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017. The Company recognized
$2 million of impairment write-downs for its investment in real estate during 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                           December 31,
                                                          --------------
       (in millions)                                       2018    2017
       -------------                                      ------  ------
       Investments in limited liability companies........ $1,474  $2,201
       Investments in limited partnerships...............  1,877   1,759
       Other unaffiliated investments....................  1,026     693
       Receivable for securities.........................    138     541
       Initial margin for futures........................      2      20
       Non-admitted assets...............................   (153)   (181)
                                                          ------  ------
       Total............................................. $4,364  $5,033
                                                          ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $912 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $44 million, $89 million and $148 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                                      Years ended December 31,
                                                      ----------------------
   (in millions)                                       2018     2017    2016
   -------------                                      ------   ------  ------
   Bonds............................................. $4,897   $4,788  $5,026
   Preferred stocks..................................     13       11      15
   Common stocks.....................................      5        3       2
   Cash and short-term investments...................     29       22       4
   Mortgage loans....................................    798      675     508
   Real estate*......................................     50       53      60
   Contract loans....................................     82       87      90
   Derivatives.......................................    210     (121)   (106)
   Investment income from affiliates.................    165      372     426
   Other invested assets.............................    239      250     325
                                                      ------   ------  ------
   Gross investment income...........................  6,488    6,140   6,350
   Investment expenses...............................   (245)    (259)   (260)
                                                      ------   ------  ------
   Net investment income............................. $6,243   $5,881  $6,090
                                                      ======   ======  ======

* Includes amounts for the occupancy of Company-owned property of $11 million in both 2018 and 2017, and $16 million in 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                      Years Ended December 31,
                                                      ---------------------
   (in millions)                                       2018      2017    2016
   -------------                                      -----    -------  -----
   Bonds............................................. $ (81)   $   109  $(406)
   Preferred stocks..................................    --          1     --
   Common stocks.....................................    --         --    303
   Cash and short-term investments...................    (2)       (13)    (8)
   Mortgage loans....................................   (26)         6    (13)
   Real estate.......................................   (10)         7     41
   Derivatives.......................................  (330)    (1,412)   377
   Other invested assets.............................    28         65    504
                                                      -----    -------  -----
   Realized capital (losses) gains...................  (421)    (1,237)   798
   Federal income tax benefit (expense)..............    88        433   (279)
   Net (gains) losses transferred to IMR.............    (9)      (124)   115
                                                      -----    -------  -----
   Net realized capital (losses) gains............... $(342)   $  (928) $ 634
                                                      =====    =======  =====

During 2018, 2017 and 2016, the Company recognized $192 million, $98 million and $237 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                     Years Ended December 31,
                                                     -----------------------
  (in millions)                                       2018    2017     2016
  -------------                                      ------  ------  -------
  Proceeds.......................................... $8,165  $7,403  $11,470
                                                     ------  ------  -------
  Gross realized capital gains...................... $  191  $  330  $   337
  Gross realized capital losses.....................   (176)    (87)    (446)
                                                     ------  ------  -------
  Net realized capital gains (losses)............... $   15  $  243  $  (109)
                                                     ======  ======  =======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2018     2017    2016
-------------                                                           -----   -----   -----
Bonds................................................................. $(171)   $ 253   $(107)
Preferred and common stocks...........................................   (12)      (3)    (53)
Mortgage loans........................................................  (248)     179    (203)
Derivatives...........................................................    88     (107)    207
Other invested assets.................................................    (6)      32    (865)
Other.................................................................    32      (71)     --
Federal income tax benefit............................................    93       24     364
                                                                        -----   -----   -----
Net change in unrealized (losses) gains of investments................ $(224)   $ 307   $(657)
                                                                        =====   =====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                                     Number             Aggregate
                                                     of 5*    Aggregate   Fair
Investment                                         Securities   BACV      Value
----------                                         ---------- --------- ---------
(in millions)
-------------
2018
Bonds - AC........................................     23       $296      $294
LBass - AC........................................      2         34        34
Preferred Stock - AC..............................      4          5         8
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     29       $336      $336
                                                       ==       ====      ====
2017
Bonds - AC........................................     16       $135      $135
LBass - AC........................................     --         --        --
Preferred Stock - AC..............................     --         --        --
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     16       $135      $135
                                                       ==       ====      ====
AC - Amortized Cost
FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $438 million and $2.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         30 days or less................................... $148  $  514
         31 to 60 days.....................................   68     899
         61 to 90 days.....................................  231   1,047
                                                            ----  ------
         Subtotal..........................................  447   2,460
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $447  $2,460
                                                            ====  ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                   December 31, 2018    December 31, 2017
                                  -------------------- --------------------
                                  Amortized            Amortized
     (in millions)                  Cost    Fair Value   Cost    Fair Value
     -------------                --------- ---------- --------- ----------
     Open positions..............   $352       $352     $2,418     $2,418
                                    ----       ----     ------     ------
     Subtotal....................    352        352      2,418      2,418
     Securities collateral
       received..................     --         --         --         --
                                    ----       ----     ------     ------
     Total collateral reinvested.   $352       $352     $2,418     $2,418
                                    ====       ====     ======     ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $124 million and $1.2 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         Open positions.................................... $119  $   --
         30 days or less...................................   --     354
         31 to 60 days.....................................   --     439
         61 to 90 days.....................................   --     381
         Greater than 90 days..............................   --      --
                                                            ----  ------
         Subtotal..........................................  119   1,174
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $119  $1,174
                                                            ====  ======

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $ 47    $262    $110    $148    $ 98   $  225   $119    $ 24
Overnight...............................    --     366      32      --      --      318     61      --
2 Days to 1 Week........................    --     357     107      --      --      732    172       5
> 1 Week to 1 Month.....................    --     512     199      --     176    1,044    624      65
> 1 Month to 3 Months...................    --     861     290      --      34    1,615    636      31
> 3 Months to 1 Year....................    --     128      13      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $107    $158    $125    $137    $111   $  140   $128    $119
Overnight...............................    --      93      16      93       1      121     11      --
2 Days to 1 Week........................    --      --      --      --      13       13     13      --
> 1 Week to 1 Month.....................    --      --      --      --      --       --     --      --
> 1 Month to 3 Months...................    --      --      --      --      --       --     --      --
> 3 Months to 1 Year....................    --      --      --      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $ 47   $2,485   $751    $148    $308   $3,933  $1,612   $124

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
                                         Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                                         ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $107   $  251   $140    $230    $124   $  273  $  151   $119

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                            December 31, 2018 December 31, 2017
                                            ----------------- ----------------
                                            Amortized  Fair   Amortized  Fair
   (in millions)                              Cost     Value    Cost     Value
   -------------                            ---------  -----  ---------  ------
   Open positions..........................   $129     $124    $   --    $   --
   Greater than three years................     --       --     1,095     1,196
                                              ----     ----    ------    ------
   Subtotal................................    129      124     1,095     1,196
   Securities collateral received..........     --       --        --        --
                                              ----     ----    ------    ------
   Total collateral reinvested.............   $129     $124    $1,095    $1,196
                                              ====     ====    ======    ======

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $128     $--     $--     $--    $109
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     134      --      --      --     108

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $242     $--     $--     $--    $129
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     233      --      --      --     124

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
      Bonds - FV... $--   $27    $66    $16    $16    $--    $--     $--
                    ===   ===    ===    ===    ===    ===    ===     ===

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                   December 31,
                                                   -------------
                (in millions)                       2018   2017
                -------------                      ------ ------
                On deposit with states............ $   48 $   48
                Securities lending................    425  2,112
                Collateral held on securities
                  lending.........................    447  2,460
                FHLB stock and collateral pledged.  3,851  1,042
                Subject to repurchase agreements..    129  1,095
                Collateral for derivatives........    580  1,559
                Guaranteed interest contracts.....     44    117
                Other restricted assets...........     78     --
                                                   ------ ------
                Total............................. $5,602 $8,433
                                                   ====== ======

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                                       Book
                                                     Adjusted                OTTI
                                                     Statement            Recognized
(in millions)                            Actual Cost   Value   Fair Value  to Date
-------------                            ----------- --------- ---------- ----------
December 31, 2018
In general account:
   RMBS.................................   $1,210     $1,167     $1,390      $(15)
   CDOs.................................      911        923        957        (8)
   CMBS.................................       11         11         10        --
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,132     $2,101     $2,357      $(23)
                                           ======     ======     ======      ====
December 31, 2017
In general account:
   RMBS.................................   $1,152     $1,174     $1,419      $(22)
   CDOs.................................    1,013      1,017      1,055       (22)
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,165     $2,191     $2,474      $(44)
                                           ======     ======     ======      ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $88 million in 2018, an unrealized capital loss of $107 million in 2017 and an unrealized gain of $207 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                               December 31, 2018              December 31, 2017
                                         -----------------------------  -----------------------------
                                         Contract or                    Contract or
                                          Notional   Statement  Fair     Notional   Statement  Fair
(in millions)                              Amount      Value    Value     Amount      Value    Value
-------------                            ----------- --------- -------  ----------- --------- -------
Assets:
   Interest rate contracts..............   $26,901    $ 1,360  $ 1,080    $24,647    $   669  $   349
   Foreign exchange contracts...........     6,331        511      511      2,302        398      398
   Equity contracts.....................    45,769        902      902     25,379      1,137    1,137
                                           -------    -------  -------    -------    -------  -------
Derivative assets, gross................    79,001      2,773    2,493     52,328      2,204    1,884
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative assets, net..................   $79,001    $ 1,635  $ 1,094    $52,328    $   655  $   335
                                           =======    =======  =======    =======    =======  =======
Liabilities:
   Interest rate contracts..............   $16,121    $   426  $   549    $20,310    $   661  $   771
   Foreign exchange contracts...........     2,328        266      266      4,796        448      448
   Equity contracts.....................    33,886        649      649     11,318        889      889
   Other contracts......................        58          6        6         59          5        5
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, gross...........    52,393      1,347    1,470     36,483      2,003    2,113
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, net.............   $52,393    $   209  $    71    $36,483    $   454  $   564
                                           =======    =======  =======    =======    =======  =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                             December 31, 2018    December 31, 2017
                                                                            -------------------  -------------------
(in millions)                                                                Assets  Liabilities  Assets  Liabilities
-------------                                                               -------  ----------- -------  -----------
Gross amount recognized.................................................... $ 2,773    $(1,347)  $ 2,204    $(2,003)
Amount offset..............................................................  (1,138)     1,138    (1,549)     1,549
                                                                            -------    -------   -------    -------
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 1,635    $  (209)  $   655    $  (454)
                                                                            =======    =======   =======    =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                      December 31, 2018 December 31, 2017
                                      ----------------- -----------------
                                      Contract          Contract
                                         or     Final      or     Final
                                      Notional Maturity Notional Maturity
       (in millions)                   Amount    Date    Amount    Date
       -------------                  -------- -------- -------- --------
       Derivative assets:
          Interest rate contracts.... $26,901    2055   $24,646    2049
          Foreign exchange contracts.   6,331    2056     2,302    2035
          Equity contracts...........  45,769    2028    25,379    2028
       Derivative liabilities:
          Interest rate contracts....  16,121    2056    20,310    2056
          Foreign exchange contracts.   2,328    2051     4,796    2056
          Equity contracts...........  33,886    2022    11,318    2022
          Other contracts............      58    2042        59    2042

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$466 million and $710 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                  Admitted
                                                      Aggregate   Assets or
(in millions)                                         Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                         ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds.............................................  $ 96,620    $94,675   $   35  $79,744 $16,841
   Preferred stocks..................................       240        228        6      220      14
   Common stocks.....................................       138        138       --      138      --
   Cash, cash equivalents and short-term investments.     1,547      1,547    1,228      319      --
   Mortgage loans....................................    19,182     18,928       --       --  19,182
   Contract loans....................................     1,307      1,307       --       --   1,307
   Derivatives.......................................       404        807       --      404      --
   Receivables for securities........................       138        138       --      138      --
   Securities lending reinvested collateral assets...       352        352       --      352      --
   Separate account assets...........................     5,484      5,618       --    5,484      --
Liabilities:
   Policy reserves and contractual liabilities.......    11,843     11,191       --      339  11,504
   Payable for securities............................       362        362       --      362      --
   Payable for securities lending....................       447        447       --      447      --
                                                       ========    =======   ======  ======= =======
December 31, 2017....................................
Assets:
   Bonds.............................................  $101,792    $94,260   $  200  $82,367 $19,225
   Preferred stocks..................................       229        211       11      205      13
   Common stocks.....................................        38         38       --       38      --
   Cash, cash equivalents and short-term investments.       119        119      (96)     215      --
   Mortgage loans....................................    16,156     15,845       --       --  16,156
   Contract loans....................................     1,340      1,340       --       --   1,340
   Receivables for securities........................       541        541       --      541      --
   Securities lending reinvested collateral assets...     2,418      2,418       --    2,418      --
   Separate account assets...........................     4,470      4,553       --    4,092     378
Liabilities:
   Policy reserves and contractual liabilities.......     7,673      6,507       --      386   7,287
   Derivatives.......................................       548        118       --      548      --
   Payable for securities............................       554        554       --      554      --
   Payable for securities lending....................     2,460      2,460       --    2,460      --
                                                       ========    =======   ======  ======= =======

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                                Counterparty
(in millions)                           Level 1 Level 2 Level 3   Netting*    Total
-------------                           ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds..................................
   U.S. special revenue................ $    -- $   --   $  1     $    --    $     1
   Industrial and miscellaneous........      --      4     13          --         17
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --      4     14          --         18
                                        ------- ------   ----     -------    -------
Preferred stock........................
   Industrial and miscellaneous........      --     --     75          --         75
                                        ------- ------   ----     -------    -------
   Total preferred stock...............      --     --     75          --         75
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........      21     --      3          --         24
   Mutual funds........................      41     --     --          --         41
                                        ------- ------   ----     -------    -------
   Total common stock..................      62     --      3          --         65
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    212     --          --        212
   Foreign exchange contracts..........      --    511     --          --        511
   Equity contracts....................     129    704     69          --        902
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative assets................     129  1,427     69      (1,138)       487
                                        ------- ------   ----     -------    -------
Separate account assets................  42,094  1,905     --          --     43,999
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $42,285 $3,336   $161     $(1,138)   $44,644
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     3 $   82   $ --     $    --    $    85
   Foreign exchange contracts..........      --    266     --          --        266
   Equity contracts....................       9    640     --          --        649
   Other contracts.....................      --     --      6          --          6
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........      12    988      6      (1,138)      (132)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $    12 $  988   $  6     $(1,138)   $  (132)
                                        ======= ======   ====     =======    =======
December 31, 2017......................
Assets at fair value:
Bonds..................................
   Industrial and miscellaneous........ $    -- $   76   $  2     $    --    $    78
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --     76      2          --         78
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........       2     --      3          --          5
   Mutual funds........................      44     --     --          --         44
   Parent, subsidiaries and affiliates.       6     --     --          --          6
                                        ------- ------   ----     -------    -------
   Total common stock..................      52     --      3          --         55
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    232     --          --        232
   Foreign exchange contracts..........      --    398     --          --        398
   Equity contracts....................     181    877     78          --      1,136
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative assets................     181  1,507     78      (1,549)       217
                                        ------- ------   ----     -------    -------
Separate account assets................  47,609  1,941     --          --     49,550
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $47,842 $3,524   $ 83     $(1,549)   $49,900
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     2 $  105   $ --     $    --    $   107
   Foreign exchange contracts..........      --    448     --          --        448
   Equity contracts....................       1    888     --          --        889
   Other contracts.....................      --     --      5          --          5
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........       3  1,441      5      (1,549)      (100)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $     3 $1,441   $  5     $(1,549)   $  (100)
                                        ======= ======   ====     =======    =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Preferred Common Derivative Total  Derivative
(in millions)                                       Bonds   Stocks   Stocks   Assets   Assets Liabilities
-------------                                       -----  --------- ------ ---------- ------ -----------
Balance, January 1, 2016........................... $ 163     --      $--      $ 53    $ 216      $ 8
Total realized/unrealized capital gains or losses:
   Included in net income..........................    20     --       --         4       24        2
   Included in surplus.............................     2     --       --         3        5       (3)
Purchases, issuances and settlements...............   210     --       --        (5)     205       (2)
Transfers into Level 3.............................    81     --       --        --       81       --
Transfers out of Level 3...........................  (316)    --       --        --     (316)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2016......................... $ 160     --      $--      $ 55    $ 215      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (5)    --       --        15       10        1
   Included in surplus.............................    17     --       --        24       41       --
Purchases, issuances and settlements...............    45     --        3       (15)      33       (1)
Transfers into Level 3.............................     1     --       --        --        1       --
Transfers out of Level 3...........................  (216)    --       --        --     (216)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2017......................... $   2     --      $ 3      $ 79    $  84      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (1)    --       --        13       12        1
   Included in surplus.............................    (1)    --        6       (44)     (39)       1
Purchases, issuances and settlements...............    12     75        1        21      109       (1)
Transfers into Level 3.............................    17     --       --        --       17       --
Transfers out of Level 3...........................   (15)    --       (7)       --      (22)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2018                          $  14     75      $ 3      $ 69    $ 161      $ 6
                                                    =====     ==      ===      ====    =====      ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- ------
      December 31, 2018
      Derivative assets at fair value......  $129   $1,427    $69   $1,625
      Derivative liabilities at fair value.    12      988      6    1,006
      December 31, 2017....................
      Derivative assets at fair value......  $181   $1,508    $78   $1,767
      Derivative liabilities at fair value.     3    1,441      5    1,449

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                           Years ended
                                                                          December 31,
                                                                       ------------------
(in millions)                                                            2018      2017
-------------                                                          --------  --------
Life insurance........................................................ $ 37,837  $ 36,825
Annuities (excluding supplementary contracts with life contingencies).   72,274    69,334
Supplementary contracts with life contingencies.......................      517       467
Accidental death benefits.............................................       20        21
Disability - active lives.............................................       34        36
Disability - disabled lives...........................................      255       269
Excess of AG 43 reserves over basic reserves..........................    1,303       910
Deficiency reserves...................................................    1,497     1,266
Other miscellaneous reserve...........................................      832       688
                                                                       --------  --------
   Gross life and annuity reserves....................................  114,569   109,816
   Reinsurance ceded..................................................  (23,214)  (22,276)
                                                                       --------  --------
Net life and annuity reserves.........................................   91,355    87,540
                                                                       --------  --------
Accident and health reserves..........................................
   Unearned premium reserves..........................................       11        13
   Present value of amounts not yet due on claims.....................      255       282
   Additional contract reserves.......................................      544       547
                                                                       --------  --------
   Gross accident and health reserves.................................      810       842
   Reinsurance ceded..................................................      (22)      (30)
                                                                       --------  --------
Net accident and health reserves......................................      788       812
                                                                       --------  --------
Aggregate policy reserves............................................. $ 92,143  $ 88,352
                                                                       ========  ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate   Separate
                                                                            Accounts   Accounts
                                                                   General    With       Non-
(in millions)                                                      Account Guarantee* Guaranteed*  Total   Percent
-------------                                                      ------- ---------- ----------- -------- -------
December 31, 2018
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $16,120   $1,482     $    --   $ 17,602   13.6%
   At book value less current surrender charge of 5% or more......   9,677       --          --      9,677    7.5
   At fair value..................................................      --       71      39,763     39,834   30.8
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  25,797    1,553      39,763     67,113   51.9
At book value with minimal or no charge or no adjustment..........  31,229       --           1     31,230   24.1
Not subject to discretionary withdrawal...........................  27,794    3,187          83     31,064   24.0
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  84,820    4,740      39,847    129,407  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $84,499   $4,740     $39,847   $129,086
                                                                   =======   ======     =======   ========
December 31, 2017.................................................
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $13,452   $1,254     $    --   $ 14,706   11.5%
   At book value less current surrender charge of 5% or more......   7,872       --          --      7,872    6.1
   At fair value..................................................      --       88      44,892     44,980   35.1
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  21,324    1,342      44,892     67,558   52.7
At book value with minimal or no charge or no adjustment..........  32,754       --           2     32,756   25.5
Not subject to discretionary withdrawal...........................  25,419    2,500          86     28,005   21.8
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  79,497    3,842      44,980    128,319  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $79,176   $3,842     $44,980   $127,998
                                                                   =======   ======     =======   ========

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

                                                      December 31, 2018    December 31, 2017
                                                     -------------------- --------------------
                                                                Separate             Separate
                                                                Accounts             Accounts
                                                                 Assets               Assets
                                                      Legally     (Not     Legally     (Not
                                                     Insulated  Legally   Insulated  Legally
(in millions)                                         Assets   Insulated)  Assets   Insulated)
-------------                                        --------- ---------- --------- ----------
Variable annuities..................................  $40,920    $   --    $46,234    $   --
Variable life.......................................    3,055        --      3,286        --
Bank-owned life insurance--hybrid...................      804        --        653        --
Deferred annuities with MVA features................      225        --        387        --
Terminal funding....................................    3,175        --      2,489        --
Annuities with MVA features.........................       --     1,243         --       866
Fixed annuities excess interest adjustment features.       --       196         --       189
                                                      -------    ------    -------    ------
Total...............................................  $48,179    $1,439    $53,049    $1,055
                                                      =======    ======    =======    ======

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $6.7 billion and $5.8 billion, respectively.

There was no separate account business seed money at December 31, for both 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......   $324       $41
                          2017......    292        40
                          2016......    330        52
                          2015......    279        52
                          2014......    204        43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

                                                         Non-indexed  Non-indexed
                                                          Guarantee    Guarantee  Non-guaranteed
                                                         less than or  more than     Separate
(in millions)                                    Indexed equal to 4%      4%         Accounts     Total
-------------                                    ------- ------------ ----------- -------------- -------
December 31, 2018
Premiums, considerations or deposits............  $241      $   --       $ 43        $ 3,090     $ 3,374
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,885     $42,885
   Amortized costs..............................   958       3,769        415             --       5,142
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $958      $2,199       $415        $    --     $ 3,572
   At market value..............................    --          --         --         42,802      42,802
                                                  ----      ------       ----        -------     -------
Subtotal........................................   958       2,199        415         42,802      46,374
Not subject to discretionary withdrawal.........    --       1,570         --             83       1,653
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
December 31, 2017...............................
Premiums, considerations or deposits............  $185      $   --       $ 70        $ 4,444     $ 4,699
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $48,116     $48,116
   Amortized costs..............................   739       3,096        395             --       4,230
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $739      $  596       $395        $    --     $ 1,730
   At market value..............................    --          --         --         48,030      48,030
                                                  ----      ------       ----        -------     -------
Subtotal........................................   739         596        395         48,030      49,760
Not subject to discretionary withdrawal.........    --       2,500         --             86       2,586
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
December 31, 2016...............................
Premiums, considerations or deposits............  $222      $    1       $106        $ 3,040     $ 3,369
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,715     $42,715
   Amortized costs..............................   586       1,075        343             --       2,004
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $586      $  621       $343        $    --     $ 1,550
   At market value..............................    --          --         --         42,632      42,632
                                                  ----      ------       ----        -------     -------
Subtotal........................................   586         621        343         42,632      44,182
Not subject to discretionary withdrawal.........    --         454         --             83         537
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                  Years ended December 31,
                                                                 -------------------------
(in millions)                                                      2018     2017     2016
-------------                                                    -------  -------  -------
Transfers to separate accounts.................................. $ 3,373  $ 4,699  $ 3,356
Transfers from separate accounts................................  (4,147)  (3,393)  (3,055)
                                                                 -------  -------  -------
Net transfers to (from) separate accounts.......................    (774)   1,306      301
Reconciling adjustments:
   Deposit-type contracts.......................................      --       --        2
                                                                 -------  -------  -------
Total reconciling adjustments...................................      --       --        2
                                                                 -------  -------  -------
Transfers as reported in the Statutory Statements of Operations. $  (774) $ 1,306  $   303
                                                                 =======  =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion and $910 million at December 31, 2018 and 2017, respectively. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2018 and 2017, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $2.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $185 million and $375 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.01 percent,
0.01 percent and 0.75 percent of gross insurance in-force at December 31, 2018, 2017 and 2016, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were ($13) million, $18 million and $19 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                     December 31, 2018 December 31, 2017
                                     ----------------  ----------------
                                              Net of            Net of
              (in millions)          Gross    Loading  Gross    Loading
              -------------          -----    -------  -----    -------
              Ordinary new business. $ (10)    $(10)   $  (4)     $(4)
              Ordinary renewal......  (395)     147     (473)      41
              Group life............     1        1        6        6
                                      -----    ----     -----     ---
              Total................. $(404)    $138    $(471)     $43
                                      =====    ====     =====     ===

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2018, 2017 and 2016 were $26 million, $30 million and $33 million, respectively. Reinsurance premiums ceded in 2018, 2017 and 2016 were $25.2 billion, $2.6 billion and $6.1 billion, respectively. Additionally, reserves on reinsurance assumed were $1.4 billion at both December 31, 2018, 2017 and 2016. The reserve credit taken on reinsurance ceded was $23.3 billion, $22.3 billion and $21.2 billion at December 31, 2018, 2017 and 2016, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were
$306 million and $426 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2018, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $382 million, while in 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million. In 2016, the AGC Life Co/Modco Agreement decreased pre-tax earnings by $6.3 billion. The pretax loss from the 2016 recapture was $6.5 billion.

In September 2016, the Company entered into a reinsurance agreement with Hannover Life Reassurance Company of America (Hannover), effective July 1, 2016, under which the Company ceded approximately $5 billion of reserves to Hannover, which included a block of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. This reinsurance agreement released

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

excess statutory capital of approximately $1 billion, which was included in dividends paid ultimately by the Company to AIG in September 2016.

Effective December 31, 2016, the Company recaptured certain term and universal life reserves that had been ceded to AGC Life and concurrently amended the July 1, 2016 reinsurance treaty with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional universal life on a yearly renewable term basis. The Company ceded approximately $14 billion of such reserves to Hannover under the treaty amendment, which was effective December 31, 2016.

In 2017, the coinsurance reserve was increased as a result of actuarial reserve changes impacting prior periods. The amount of the reserve increase as of January 1, 2017 was $155 million, with the after tax increase of $107 million reported as an adjustment to the Change in Surplus as a Result of Reinsurance.

                                                                         December 31, 2016
                                                           July 1, 2016 -------------------
Increase (Decrease)                                         Cession to            Cession to Net Impact of
(in millions)                                                Hannover   Recapture  Hannover   Reinsurance
-------------------                                        ------------ --------- ---------- -------------
Statement of Admitted Assets, Liabilities and Capital and
  Surplus.................................................
   Deferred and uncollected premium.......................   $   (38)    $    --   $   (764)   $   (802)
   Aggregate reserve for life contracts...................    (5,349)      6,482    (14,266)    (13,133)
   Current federal income taxes due.......................        47      (1,790)     2,501         758
   Funds held under coinsurance...........................     4,492          --      5,482       9,974
                                                             -------     -------   --------    --------
   Total capital and surplus..............................   $   772     $(4,692)  $  5,519    $  1,599
                                                             -------     -------   --------    --------
Statement of Operations...................................
Premiums..................................................   $(5,349)    $15,806   $(14,266)   $ (3,809)
Commissions on reinsurance ceded..........................        47      (6,482)     6,607         172
Reserve adjustments on reinsurance ceded..................        --      (9,324)        --      (9,324)
                                                             -------     -------   --------    --------
Total revenue.............................................    (5,302)         --     (7,659)    (12,961)
Increase in aggregate reserves for life...................    (5,349)      6,482    (14,266)    (13,133)
Federal income tax expense (benefit)......................        47      (1,790)     2,501         758
                                                             -------     -------   --------    --------
Net income................................................   $    --     $(4,692)  $  4,106    $   (586)
                                                             -------     -------   --------    --------
Capital and Surplus Account
Change in surplus as a result of reinsurance..............   $   772     $    --   $  1,413    $  2,185
                                                             -------     -------   --------    --------

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and USL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................     $152
                                                                         ----

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018        Total
-------------------                                                            ---------- -------------- -------------- --------
Statutory Statement of Operations
Premiums and annuity considerations...........................................  $(22,152)    $  (311)       $  (291)    $(22,754)
Commissions and expense allowances............................................        --          57             53          110
Reserve adjustments on reinsurance ceded......................................    22,152      (1,699)        (1,778)      18,675
                                                                                --------     -------        -------     --------
Total revenues................................................................        --      (1,953)        (2,016)      (3,969)
                                                                                --------     -------        -------     --------
Death benefits................................................................        --        (249)          (249)        (498)
Annuity benefits..............................................................        --      (1,040)        (1,019)      (2,059)
Surrender benefits............................................................        --        (131)          (133)        (264)
Other benefits................................................................        --        (164)          (334)        (498)
Other expenses................................................................        --          --             (1)          (1)
                                                                                --------     -------        -------     --------
Total benefits and expenses...................................................        --      (1,584)        (1,736)      (3,320)
                                                                                --------     -------        -------     --------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               --        (369)          (280)        (649)
Dividends to policyholders....................................................        --         (13)           (12)         (25)
                                                                                --------     -------        -------     --------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     --     $  (356)       $  (268)    $   (624)
                                                                                --------     -------        -------     --------

During 2018, 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $529 thousand, $500 thousand and $1.7 million, respectively.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2018 and 2017, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $7.2 billion and $8.1 billion, respectively. In 2018, the Agreement decreased the Company's pre-tax earnings by $1 million and $2 million in 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $1.7 billion attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $499 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computations, and recorded offsetting decreases of $192 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                             December 31, 2018       December 31, 2017            Change
                                          ----------------------- ----------------------- ----------------------
(in millions)                             Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                             -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA................................  $1,837  $1,645  $3,482  $1,916  $1,395  $3,311  $ (79)   $250   $ 171
Statutory valuation allowance adjustment.      --     220     220      --      --      --     --     220     220
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Adjusted gross DTA.......................   1,837   1,425   3,262   1,916   1,395   3,311    (79)     30     (49)
DTA non-admitted.........................     928   1,425   2,353     670   1,395   2,065    258      30     288
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Net admitted DTA.........................     909      --     909   1,246      --   1,246   (337)     --    (337)
DTL......................................     392      --     392     557      --     557   (165)     --    (165)
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Total....................................  $  517  $   --  $  517  $  689  $   --  $  689  $(172)   $ --   $(172)
                                           ======  ======  ======  ======  ======  ======  =====    ====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                       December 31, 2018       December 31, 2017            Change
                                                    ----------------------- ----------------------- ----------------------
(in millions)                                       Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                                       -------- ------- ------ -------- ------- ------ -------- ------- -----
Admission calculation components...................
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $ --     $--   $   --  $   --    $--   $   --  $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    517      --      517     689     --      689   (172)     --    (172)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    517      --      517     689     --      689   (172)     --    (172)
       2. Adjusted gross DTA allowed per
         limitation threshold......................     --      --    1,114      --     --    1,301     --      --    (187)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    392      --      392     557     --      557   (165)     --    (165)
                                                      ----     ---   ------  ------    ---   ------  -----     ---   -----
DTA admitted as the result of application of SSAP
  101..............................................   $909     $--   $  909  $1,246    $--   $1,246  $(337)    $--   $(337)
                                                      ====     ===   ======  ======    ===   ======  =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    738%    869%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $7,423  $8,676
                                                                              ======  ======

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                        Years Ended December 31,
                                                        ------------------------
   (in millions)                                        2018     2017     2016
   -------------                                        ----    ------   ------
   Current income tax expense..........................
      Federal.......................................... $513    $1,025   $1,182
      Foreign..........................................   --        --       --
                                                         ----   ------   ------
      Subtotal.........................................  513     1,025    1,182
      Federal income tax on net capital gains (losses).  (88)     (433)     279
                                                         ----   ------   ------
      Federal income tax incurred...................... $425    $  592   $1,461
                                                         ====   ======   ======

                                                                                    Years Ended
                                                                                   December 31,
                                                                                   -------------
(in millions)                                                                       2018   2017  Change
-------------                                                                      ------ ------ ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $  812 $  959 $(147)
       Investments................................................................     50     70   (20)
       Deferred acquisition costs.................................................    366    366    --
       Fixed assets...............................................................    373    282    91
       Compensation and benefits accrual..........................................     41      3    38
       Tax credit carryforward....................................................    151    160    (9)
       Other (including items less than 5% of total ordinary tax assets)..........     44     76   (32)
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,837  1,916   (79)
       Statutory valuation allowance adjustment...................................     --     --    --
       Non-admitted...............................................................    928    670   258
                                                                                   ------ ------ -----
       Admitted ordinary deferred tax assets......................................    909  1,246  (337)
                                                                                   ------ ------ -----
Capital:
       Investments................................................................  1,645  1,395   250
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,645  1,395   250
   Statutory valuation allowance adjustment.......................................    220     --   220
   Non-admitted...................................................................  1,425  1,395    30
                                                                                   ------ ------ -----
   Admitted capital deferred tax assets...........................................     --     --    --
                                                                                   ------ ------ -----
Admitted deferred tax assets......................................................    909  1,246  (337)
                                                                                   ------ ------ -----
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium...........................................     78     58    20
       Policyholder reserves......................................................    269    499  (230)
       Other (including items less than 5% of total ordinary tax liabilities).....     45     --    45
                                                                                   ------ ------ -----
       Subtotal...................................................................    392    557  (165)
                                                                                   ------ ------ -----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......     --     --    --
                                                                                   ------ ------ -----
       Subtotal...................................................................     --     --    --
                                                                                   ------ ------ -----
Deferred tax liabilities..........................................................    392    557  (165)
                                                                                   ------ ------ -----
Net deferred tax assets (liabilities)............................................. $  517 $  689 $(172)
                                                                                   ------ ------ -----

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended
                                                December 31,
                                                -------------
            (in millions)                        2018   2017  Change
            -------------                       ------ ------ ------
            Total adjusted deferred tax assets. $3,262 $3,311 $ (49)
            Total deferred tax liabilities.....    392    557  (165)
                                                ------ ------ -----
            Net adjusted deferred tax assets... $2,870 $2,754   116
                                                ====== ======
            Tax effect of unrealized gains
              (losses).........................                 (93)
            Transfer of deferred item to
              subsidiary.......................                   1
                                                              -----
            Change in net deferred income tax..               $  24
                                                              =====

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                            December 31, 2018 December 31, 2017 December 31, 2016
                                            ---------------   ----------------  ----------------
                                                    Effective         Effective         Effective
(in millions)                               Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                               ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate......  $208     21.0%   $  465     35.0%  $1,028     35.0%
Change in valuation adjustment.............   220     22.2      (366)   (27.6)    (554)   (18.9)
Amortization of interest maintenance
  reserve..................................   (30)    (3.0)      (43)    (3.3)     (35)    (1.2)
Disregarded entities.......................    20      2.1        23      1.8       67      2.3
Dividends received deduction...............   (20)    (2.1)      (47)    (3.6)     (69)    (2.3)
Change in non-admitted assets..............   (13)    (1.3)       (1)    (0.1)      10      0.4
Surplus adjustments........................     8      0.8        (3)    (0.2)     (15)    (0.5)
Prior year return true-ups and adjustments.     7      0.7       (32)    (2.4)     (29)    (1.0)
Other permanent adjustments................     1      0.1         9      0.7        7      0.3
Impact of Tax Act..........................    --       --     1,836    138.3       --       --
Reinsurance................................    --       --        37      2.8      765     26.0
Gain on sale of subsidiaries...............    --       --        --       --      (22)    (0.8)
Separate account income....................    --       --        --       --       18      0.6
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense (benefit).....  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====
Federal income taxes incurred..............  $425     42.9%   $  592     44.6%  $1,461     49.8%
Change in net deferred income taxes........   (24)    (2.4)    1,286     96.8     (290)    (9.9)
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense...............  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......    8
                                2022.......    7
                                2023.......    1
                                2024.......    1
                                             ---
                                Total......  $29
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had an alternative minimum tax credit of $6 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2025.......  $  9
                                2026.......     9
                                2027.......    13
                                2028.......    13
                                2029.......    19
                                2030.......    38
                                2031.......     7
                                2032.......     8
                                             ----
                                Total......  $116
                                             ====

At December 31, 2018, the Company had $273 thousand in charitable contribution carryforwards, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             -------------
                             December 31,   Capital
                             ------------   -------
                                2016.......  $202
                                2017.......   198
                                2018.......    13
                                             ----
                                Total......  $413
                                             ====

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.5 billion and concluded that a valuation allowance of $220 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.3 billion at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                              Years Ended
                                                              December 31,
                                                              -----------
        (in millions)                                         2018   2017
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year. $16    $22
           Increases in tax position for prior years.........   1     --
           Decreases in tax position for prior years.........  --     (6)
                                                              ---    ---
        Gross unrecognized tax benefits at end of year....... $17    $16
                                                              ===    ===

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2018 and 2017, the Company had accrued liabilities of $5.7 million and $4 million, respectively, for the payment of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest (net of the federal benefit) and penalties. In both 2018 & 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $3 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $906 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                     Amount
            Date                     Type        Cash or Non-cash (in millions)
            ----                     ----        ---------------- -------------
2018
   March 27, 2018.............   Extraordinary         Cash          $  337
   June 26, 2018..............   Extraordinary         Cash             680
   September 24, 2018.........   Extraordinary         Cash             680
2017
   March 30, 2017.............   Extraordinary         Cash          $  452
   March 30, 2017.............   Extraordinary       Non-Cash           482
   March 30, 2017............. Return of Capital       Cash             178
   June 29, 2017..............   Extraordinary         Cash             538
   September 28, 2017.........   Extraordinary         Cash              50
   December 26, 2017..........   Extraordinary         Cash             200
2016
   March 28, 2016.............     Ordinary            Cash          $   80
   March 28, 2016.............     Ordinary          Non-Cash           420
   June 28, 2016.............. Return of Capital       Cash             233
   June 28, 2016..............   Extraordinary         Cash             288
   September 27, 2016.........   Extraordinary       Non-Cash         1,154
   September 27, 2016.........   Extraordinary         Cash              23
   September 28, 2016.........   Extraordinary         Cash             267
   September 28, 2016......... Return of Capital       Cash             318
   December 27, 2016..........   Extraordinary       Non-Cash           497
   December 27, 2016.......... Return of Capital     Non-Cash            85
   December 28, 2016..........   Extraordinary         Cash              11

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                              Years ended
                                                             December 31,
                                                            ---------------
    (in millions)                                           2018  2017 2016
    -------------                                           ----  ---- ----
    Defined benefit plans.................................. $(12)  $2  $20
    Postretirement medical and life insurance plans........    1    2    2
                                                            ----   --  ---
    Total.................................................. $(11)  $4  $22
                                                            ====   ==  ===

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $27 million, $26 million and $28 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $28 million, $33 million and $20 million for awards granted in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during 2018, 2017 and 2016.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                                                           December 31,
                                                                                           -------------
(in millions)                                                                               2018   2017
-------------                                                                              ------ ------
Membership stock - Class B................................................................ $    7 $    7
Activity stock............................................................................    129     25
Excess stock..............................................................................      2      6
                                                                                           ------ ------
Total..................................................................................... $  138 $   38
                                                                                           ====== ======
Actual or estimated borrowing capacity as determined by the insurer....................... $4,928 $7,039
                                                                                           ====== ======

The Company did not hold any Class A at December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                         December 31, 2018    December 31, 2017
                                                        -------------------- --------------------
                                                        Amortized            Amortized
(in millions)                                             Cost    Fair Value   Cost    Fair Value
-------------                                           --------- ---------- --------- ----------
Amount pledged.........................................  $3,851     $3,833    $1,042     $1,067
Maximum amount pledged during reporting period.........   4,389      4,349     1,310      1,352
                                                         ======     ======    ======     ======

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Amount outstanding..................................... $3,148 $  606
     Maximum amount borrowed during reporting period........ $3,323 $1,005
                                                             ------ ------

   . While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2018 or 2017.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

       (in millions)
       -------------
       Funding Agreements                       Date Issued       Amounts
       ------------------                       ----------------- -------
       10-year floating rate................... February 15, 2018 $1,148
       10-year floating rate................... February 15, 2018  1,277
       10-year floating rate................... February 15, 2018    175
       10-year floating rate................... February 6, 2018      87
       10-year floating rate................... January 25, 2018      31
       10-year floating rate................... January 13, 2017      57
       10-year floating rate................... February 1, 2017      67
       7-year floating rate.................... May 24, 2017          52
       10-year floating rate................... July 20, 2016        254

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and $763 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $744 million are currently expected to expire in 2019, and the remainder by 2020 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $1.3 billion and $1.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $659 million are expected to expire in 2019 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                  (in millions)
                  -------------
                  2019.................................... $16
                  2020....................................  16
                  2021....................................  16
                  2022....................................  20
                  2023....................................  12
                  Remaining years after 2023..............  17
                                                           ---
                  Total................................... $97
                                                           ===

Rent expense was $17 million, $20 million and $22 million in 2018, 2017 and 2016, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $40 million for these guarantee fund assessments at both December 31, 2018 and 2017, respectively. The Company has recorded receivables of $34 million at both December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2018 and 2017. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2018 and 2017, the Company had admitted assets of $142 million and $48 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

Business Interruption Insurance Recoveries

In 2017, the Company recorded $6 million in business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 and $355,000 at December 31, 2018 and 2017, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately
$143 million and received a cash payment from the fund of approximately
$18.9 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2018 and 2017, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                   Gross  Non-admitted Admitted Asset
(in millions)                                      Amount    Amount        Amount     Date of NAIC Filing
-------------                                      ------ ------------ -------------- -------------------
AIG Inc........................................... $    4     $ --          $  4             7/27/2018
AIG Direct - SER B................................      3        3            --                    NA
AIG Direct - SER A................................      3        3            --                    NA
AIG Direct - NON VOTING...........................      1        1            --                    NA
UG Corp COM.......................................      2        2            --                    NA
AGL Assignment Co LLC.............................      5        5            --                    NA
AGLIC INVESTMENTS BERMUDA LTD.....................    105       --           105        Not Applicable
AIG Home Loan 2, LLC..............................     80       --            80        Not Applicable
SunAmerica Affordable Housing LLC.................    682       --           682        Not Applicable
SunAmerica Asset Management LLC...................    123      123            --        Not Applicable
Selkirk No. 1 Investments.........................     13       --            13        Not Applicable
Selkirk No. 3A Investments........................      5       --             5        Not Applicable
                                                   ------     ----          ----
Total............................................. $1,026     $137          $889
                                                   ======     ====          ====

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $261 million and $215 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $97 million and $86 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2018 and 2017, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $106 million, $114 million and $109 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $104 million in 2018 and $103 million in 2017 and 2016, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019 upon the closing of U.S. Fund III was approximately $551.4 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
02660LAB6....... $  8,229  $  7,963    $  266    $  7,963   $  7,428  03/31/2018
75114NAA2.......    5,616     5,421       195       5,421      5,127  03/31/2018
17307G2Z0.......    3,252     3,212        40       3,212      3,133  03/31/2018
02660KAA0.......   15,540    14,921       619      14,921     14,648  03/31/2018
94985JBP4.......    1,979     1,880        99       1,880      1,816  03/31/2018
02147HAD4.......    7,479     7,213       266       7,213      7,069  03/31/2018
761118WQ7.......    8,639     8,277       362       8,277      7,559  03/31/2018
02147HAF9.......    3,920     3,855        65       3,855      3,808  03/31/2018
93934FNJ7.......   20,785    20,473       312      20,473     18,745  03/31/2018
59020UZ57.......   15,154    15,056        98      15,056     14,702  03/31/2018
43710EAD2.......    4,554     4,450       104       4,450      4,307  03/31/2018
12498FAC4.......       94        --        94          --         48  03/31/2018
94979XAD9.......      157        62        95          62          5  03/31/2018
74160MCZ3.......      223       217         6         217        218  03/31/2018
05946XMG5.......      602       273       329         273        386  03/31/2018
74160MEH1.......    1,086     1,026        60       1,026      1,077  03/31/2018
026930AA5.......    4,542     4,493        49       4,493      4,394  03/31/2018
43709XAF8.......    8,552     8,174       378       8,174      8,087  03/31/2018
466247KL6.......      506       292       214         292        481  03/31/2018
25702@AA4.......    1,499       898       601         898        898  03/31/2018
25702@AB2.......    1,499       898       601         898        898  03/31/2018
76110WLB0.......      890       708       182         708        888  03/31/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $114,797  $109,762    $5,035    $109,762   $105,722
                 ========  ========    ======    ========   ========
25702@AA4....... $  1,996  $  1,804    $  192    $  1,804   $  1,795  06/30/2018
25702@AB2.......    1,996     1,804       192       1,804      1,795  06/30/2018
007036UQ7.......    8,853     8,520       333       8,520      7,884  06/30/2018
32051GPM1.......    6,874     6,704       170       6,704      6,658  06/30/2018
94983KAA7.......   38,051    37,984        67      37,984     37,386  06/30/2018
32051GJ55.......    2,606     2,587        19       2,587      2,596  06/30/2018
02147HAC6.......    2,718     2,684        34       2,684      2,703  06/30/2018
69371VBH9.......    1,369     1,318        51       1,318      1,360  06/30/2018
12489WQX5.......   16,318    16,260        58      16,260     16,092  06/30/2018
466247PE7.......    7,410     7,375        35       7,375      7,313  06/30/2018
36298NBA1.......    5,702     5,175       527       5,175      5,620  06/30/2018
617451CZ0.......      186        --       186          --        148  06/30/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $ 94,079  $ 92,215    $1,864    $ 92,215   $ 91,350
                 ========  ========    ======    ========   ========
92922F3L0....... $ 31,808  $ 29,215    $2,593    $ 29,215   $ 30,712  09/30/2018
264407AA5.......   39,067    35,474     3,593      35,474     33,995  09/30/2018
45660L6N4.......   21,021    20,763       258      20,763     19,245  09/30/2018
92925VAF7.......   11,068    10,637       431      10,637     11,047  09/30/2018
93364FAD3.......   11,844    11,484       360      11,484     11,233  09/30/2018
68384CAB2.......   32,305    31,916       389      31,916     31,753  09/30/2018
939355AD5.......   25,805    25,601       204      25,601     25,620  09/30/2018
152314DP2.......    5,999     5,823       176       5,823      5,964  09/30/2018
                 --------  --------    ------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
92990GAA1....... $  6,416  $  6,342   $    74    $  6,342   $  6,254  09/30/2018
59020UFA8.......    1,720     1,643        77       1,643      1,533  09/30/2018
126671Z74.......      493       491         2         491        479  09/30/2018
466247KL6.......      317       170       147         170        248  09/30/2018
12669E2X3.......    1,778     1,767        11       1,767      1,689  09/30/2018
073868AA9.......    2,338     2,238       100       2,238      2,331  09/30/2018
04542BGW6.......      561       560         1         560        543  09/30/2018
12489WHZ0.......      599       598         1         598        576  09/30/2018
31359UPW9.......      916       791       125         791        740  09/30/2018
939336ZV8.......      650       591        59         591        649  09/30/2018
92922FEC8.......    1,677     1,669         8       1,669      1,647  09/30/2018
161546HD1.......    1,653     1,651         2       1,651      1,638  09/30/2018
939336C92.......      870       866         4         866        863  09/30/2018
94981XAF0.......      913       912         1         912        839  09/30/2018
94979XAC1.......      433       430         3         430        354  09/30/2018
43739EBC0.......    1,986     1,981         5       1,981      1,871  09/30/2018
45254NJN8.......      378       376         2         376        365  09/30/2018
03072SNF8.......    1,940     1,939         1       1,939      1,896  09/30/2018
12669FTC7.......    2,531     2,153       378       2,153      2,387  09/30/2018
466247BG7.......      112       101        11         101        106  09/30/2018
03072SKS3.......      634       633         1         633        620  09/30/2018
5899297K8.......    8,054     8,053         1       8,053      7,993  09/30/2018
35729PPX2.......    9,797     9,747        50       9,747      9,796  09/30/2018
94984MAB0.......    2,201     2,187        14       2,187      2,183  09/30/2018
94979UAL7.......    1,593     1,585         8       1,585      1,336  09/30/2018
94980PAL5.......      385       385        --         385        365  09/30/2018
12652CBB4.......   12,814    12,796        18      12,796     12,120  09/30/2018
12652CBC2.......    4,406     4,392        14       4,392      4,263  09/30/2018
126694PP7.......    6,295     6,228        67       6,228      6,216  09/30/2018
22541QQK1.......      896       710       186         710        767  09/30/2018
76110WVJ2.......    6,681     5,899       782       5,899      6,101  09/30/2018
949769AJ2.......      550       550        --         550        519  09/30/2018
466247DF7.......    1,619     1,610         9       1,610      1,603  09/30/2018
32027NGD7.......      808       806         2         806        796  09/30/2018
45254NJP3.......      180       180        --         180        173  09/30/2018
05948XTP6.......      292       240        52         240        280  09/30/2018
81746VCD0.......    5,271     5,253        18       5,253      5,184  09/30/2018
65535VMW5.......      156       156        --         156        156  09/30/2018
36228FZA7.......    1,077     1,071         6       1,071      1,077  09/30/2018
059511AQ8.......   70,956    62,300     8,656      62,300     63,781  09/30/2018
94974SAF0.......    1,202     1,197         5       1,197      1,185  09/30/2018
92922FEC8.......      667       664         3         664        655  09/30/2018
949802AC6.......      408       407         1         407        388  09/30/2018
94981DAP2.......      746       743         3         743        666  09/30/2018
43739EBD8.......      868       864         4         864        771  09/30/2018
466247GH0.......    1,141     1,139         2       1,139        999  09/30/2018
                 --------  --------   -------    --------   --------
Quarterly Total  $346,895  $327,977   $18,918    $327,977   $326,570
                 ========  ========   =======    ========   ========
88522NAA1....... $  8,588  $  8,448   $   140    $  8,448   $  8,323  12/31/2018
125439AA7.......   11,318    11,252        66      11,252     11,047  12/31/2018
07401EAE9.......   56,776    56,568       208      56,568     54,818  12/31/2018
94986QAA1.......   61,577    61,099       478      61,099     59,211  12/31/2018
17308FAA7.......    8,512     8,447        65       8,447      8,440  12/31/2018
45670BAL3.......   31,586    31,353       233      31,353     30,293  12/31/2018
02148BAA2.......   30,980    30,868       112      30,868     30,489  12/31/2018
                 --------  --------   -------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


(in thousands)
                 Amortized
                   Cost                                                       Date of
                  Before                                                     Financial
                  Current  Present Value of            Amortized  Fair Value Statement
                  Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP              OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----            --------- ---------------- ---------- ---------- ---------- ----------
92926UAF8....... $ 50,362  $        49,329   $ 1,033    $ 49,329   $ 49,459  12/31/2018
61748HLA7.......   20,943           20,289       654      20,289     19,045  12/31/2018
02660LAF7.......  249,880          248,330     1,550     248,330    245,826  12/31/2018
61745M4M2.......   31,210           30,827       383      30,827     30,029  12/31/2018
12628LAE0.......   16,163           15,997       166      15,997     15,030  12/31/2018
362290AM0.......    1,102            1,030        72       1,030      1,086  12/31/2018
12668BKA0.......   15,547           15,485        62      15,485     15,490  12/31/2018
65539CAW6.......   47,629           47,485       144      47,485     47,115  12/31/2018
61748HJY8.......    4,532            4,386       146       4,386      4,452  12/31/2018
94984GAD9.......    4,915            4,878        37       4,878      4,822  12/31/2018
07384YPN0.......    2,675            2,543       132       2,543      2,269  12/31/2018
17025TAR2.......    2,382            2,341        41       2,341      2,336  12/31/2018
59020UAY1.......    1,061            1,059         2       1,059        909  12/31/2018
94986DAA0.......    4,058            4,032        26       4,032      3,972  12/31/2018
949808BD0.......    4,133            4,111        22       4,111      3,875  12/31/2018
466247BE2.......    1,533            1,525         8       1,525      1,423  12/31/2018
5899296T0.......      438              436         2         436        366  12/31/2018
466247EC3.......    2,316            2,289        27       2,289      1,992  12/31/2018
12669DPR3.......      877              819        58         819        786  12/31/2018
45254NEJ2.......    1,403            1,397         6       1,397      1,384  12/31/2018
466247CP6.......    4,236            4,176        60       4,176      4,102  12/31/2018
92977TAE2.......    2,530            2,526         4       2,526      2,477  12/31/2018
05952GAE1.......   13,321           12,793       528      12,793     13,296  12/31/2018
36185NG87.......      230              228         2         228        209  12/31/2018
040104SN2.......    3,216            3,206        10       3,206      3,122  12/31/2018
07386HJT9.......    3,750            3,738        12       3,738      3,736  12/31/2018
93934FGB2.......    5,015            5,014         1       5,014      5,013  12/31/2018
65535VPY8.......   10,380            7,952     2,428       7,952     10,373  12/31/2018
362348AS3.......    4,836            4,478       358       4,478      4,834  12/31/2018
88156EAD8.......    6,809            6,539       270       6,539      6,713  12/31/2018
655378AH0.......   12,173           11,700       473      11,700     11,996  12/31/2018
073879BB3.......    1,945            1,559       386       1,559      1,595  12/31/2018
466247WT6.......    8,393            8,375        18       8,375      8,349  12/31/2018
94983JAG7.......    7,771            7,582       189       7,582      7,674  12/31/2018
12559QAG7.......   78,613           77,943       670      77,943     75,565  12/31/2018
46630GBD6.......   11,258           11,219        39      11,219     10,978  12/31/2018
94983TAE0.......    6,089            6,033        56       6,033      5,979  12/31/2018
94979UAM5.......      896              742       154         742        518  12/31/2018
74160MGT3.......    1,446              798       648         798      1,338  12/31/2018
94983YAK5.......    2,233            2,204        29       2,204      2,227  12/31/2018
073852AB1.......    9,012            6,054     2,958       6,054      8,882  12/31/2018
126694JS8.......    2,700            2,685        15       2,685      2,698  12/31/2018
12667FM77.......    7,980            7,939        41       7,939      7,853  12/31/2018
12667FUZ6.......    4,010            3,975        35       3,975      3,997  12/31/2018
693680BG4.......    1,865            1,851        14       1,851      1,749  12/31/2018
07384YPN0.......    1,824            1,733        91       1,733      1,543  12/31/2018
466247GJ6.......    2,702            2,528       174       2,528      2,084  12/31/2018
25702@AA4.......    3,540              898     2,642         898        898  12/31/2018
25702@AB2.......    3,540              898     2,642         898        898  12/31/2018
                 --------  ---------------   -------    --------   --------
Quarterly Total  $894,809  $       873,989   $20,820    $873,989   $864,983
                 ========  ===============   =======    ========   ========
                            Year-end total   $46,637
                                             =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               03350FAA4....   $ 2,601    $ 2,303      $ 2,600
               039483BC5....    24,278     26,529       24,007
               054536AC1....       400        394          400
               05565AAB9....    15,941     16,320       15,943
               05954TAJ0....    10,430     10,154       10,031
               05968DAA8....    18,500     19,425       18,500
               06051GGG8....    19,082     18,260       19,080
               06051GGM5....     3,632      3,510        3,634
               06051GGR4....    12,178     11,854       12,195
               06051GHA0....    98,682     93,525       98,723
               06051GHD4....     3,133      2,946        3,134
               064058AB6....    20,000     17,219       20,000
               06738CAG4....    53,546     87,098       54,528
               06738EBD6....    13,962     13,498       13,964
               111021AE1....    42,445     50,042       40,630
               13643EAA3....     5,344      5,576        5,165
               172967LJ8....    12,184     10,910       12,176
               172967LS8....    43,000     40,101       43,000
               172967LU3....    20,000     17,865       20,000
               21987DAB0....     1,498      1,496        1,498
               225401AF5....    16,005     15,118       16,013
               23311PAA8....     6,892      6,227        6,894
               25156PAC7....    77,328     86,455       75,639
               35177PAL1....    66,489     70,209       62,371
               38141GWV2....     7,000      6,535        7,000
               38148YAA6....    12,847     12,320       12,868
               404280BK4....     7,174      7,128        7,170
               404280BT5....     5,069      4,956        5,066
               46625HRY8....     1,423      1,427        1,423
               46647PAF3....     1,983      1,993        1,985
               46647PAJ5....     4,000      3,633        4,000
               46647PAK2....    29,000     25,954       29,000
               46647PAL0....    63,570     57,978       63,586
               46647PAN6....    17,805     17,541       17,817
               539439AQ2....    25,000     22,238       25,000
               59156RAP3....       443        451          443
               59156RBF4....    17,031     17,742       17,536
               60687YAT6....    22,758     23,229       22,760
               61744YAK4....     1,901      1,891        1,905
               61744YAP3....    23,058     22,833       23,092
               636792AB9....    10,500     10,430       10,500
               693475AK1....     6,399      6,503        6,399
               726503AE5....     5,521      4,791        5,523
               744320AM4....    13,299     13,025       13,301
               780097AH4....    20,289     50,982       22,798
               780097BG5....    24,000     22,909       24,000
               80281LAG0....     1,800      1,627        1,800
               80928HAA1....    11,280     11,196       11,280
               82669GAS3....    27,600     28,177       27,600
                               -------    -------      -------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               853254BM1....  $  2,765   $    2,737    $  2,765
               912810FH6....     1,013        1,409       1,206
               984121CQ4....     3,132        3,166       3,134
               98417EAR1....    22,025       19,338      21,978
               98417EAT7....     3,396        3,489       3,449
               G2214RAE1....     2,214        2,153       2,180
               M88269TJ0....     3,052        1,069       1,306
                              --------   ----------    --------
               Total          $985,897   $1,037,884    $979,995
                              ========   ==========    ========

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    55
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     4,843
   Bonds of affiliates......................................................        (2)
   Preferred stocks (unaffiliated)..........................................        13
   Common stocks (unaffiliated).............................................         5
   Common stocks of affiliates..............................................        --
   Cash and short-term investments..........................................        29
   Mortgage loans...........................................................       801
   Real estate..............................................................        50
   Contract loans...........................................................        82
   Other invested assets....................................................       395
   Derivative instruments...................................................       210
   Miscellaneous income.....................................................         7
                                                                               -------
Gross investment income.....................................................   $ 6,488
                                                                               =======
Real estate owned - book value less encumbrances............................   $   197
                                                                               =======
Mortgage loans - book value:
   Commercial mortgages.....................................................   $17,325
   Residential mortgages....................................................     1,661
   Mezzanine loans..........................................................       114
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $18,930
   Good standing with restructured terms....................................       169
   Interest overdue more than 90 days, not in foreclosure...................         1
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Partnerships - statement value..............................................   $ 4,224
                                                                               =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................       123
                                                                               =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less..........................................   $ 6,685
       Over 1 year through 5 years..........................................    24,267
       Over 5 years through 10 years........................................    22,732
       Over 10 years through 20 years.......................................    14,716
       Over 20 years........................................................    26,613
                                                                               -------
   Total maturity...........................................................   $95,013
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $54,946
       Class 2..............................................................    34,005
       Class 3..............................................................     3,043
       Class 4..............................................................     2,153
       Class 5..............................................................       711
       Class 6..............................................................       155
                                                                               -------
   Total by class...........................................................   $95,013
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $59,010
   Total bonds and short-term investments privately placed..................    36,003
                                                                               =======
   Preferred stocks - statement value.......................................   $   303
   Common stocks - market value.............................................       326
   Short-term investments - book value......................................       319
   Options, caps and floors owned - statement value.........................       478
   Collar, swap and forward agreements open - statement value...............       959
   Futures contracts open - current value...................................       (12)
   Cash on deposit..........................................................     1,102
                                                                               =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                                 December 31,
   (in millions)                                                     2018
   -------------                                                 ------------
   Life insurance in-force:
      Industrial................................................  $      808
      Ordinary..................................................      74,696
      Group.....................................................       4,317
   Amount of accidental death insurance in-force under ordinary
     policies...................................................   5,342,532
   Life insurance policies with disability provisions in-force:
      Industrial................................................         217
      Ordinary..................................................      35,918
      Group life................................................          41
   Supplementary contracts in-force:
      Ordinary - not involving life contingencies:
          Amount on deposit.....................................         798
          Income payable........................................          97
      Ordinary - involving life contingencies:
          Amount on deposit.....................................         229
          Income payable........................................          77
      Group - not involving life contingencies:
          Amount on deposit.....................................           2
                                                                  ==========
   Annuities:
      Ordinary:
          Immediate - amount of income payable..................  $    1,366
          Deferred, fully paid - account balance................      47,341
          Deferred, not fully paid - account balance............      29,333
      Group:
          Amount of income payable..............................         394
          Fully paid - account balance..........................         636
          Not fully paid - account balance......................      20,347
                                                                  ==========
   Accident and health insurance - premiums in-force:
      Other.....................................................  $      105
      Group.....................................................           2
      Credit....................................................          --
                                                                  ==========
   Deposit funds and dividend accumulations:
      Deposit funds - account balance...........................  $    6,514
      Dividend accumulations - account balance..................         591
                                                                  ==========
   Claim payments in 2018:
      Group accident & health:
          2018..................................................  $      146
          2017..................................................       3,611
          2016..................................................       2,896
          2015..................................................       1,669
          2014..................................................         558
          Prior.................................................       7,157
      Other accident & health:
          2018..................................................     (22,664)
          2017..................................................     (12,607)
          2016..................................................      (7,122)
          2015..................................................      (2,914)
          2014..................................................      (2,047)
          Prior.................................................      (4,627)
                                                                  ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $176.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $127.2 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                  Percentage
                                                                   of Total
                                                                   Admitted
              Issuer            Description of Exposure    Amount   Assets
   -   ---------------------- ---------------------------- ------ ----------
   a.  Ambrose 2013-5         BONDS                        $1,230    1.00%
   b.  Ambrose 2013-3         BONDS                         1,122    0.90
   c.  L Street II LLC        BONDS                           958    0.80
   d.  JPMORGAN               BONDS                           866    0.70
   e.  Ambrose 2013-2         BONDS                           816    0.60
   f.  SUNAMERICA INVESTMENT
         INC.                 OIA PSA                         683    0.50
   g.  MORGAN STANLEY         BONDS                           638    0.50
   h.  WELLS FARGO            BONDS                           601    0.50
   i.  CITIGROUP              BONDS                           598    0.50
   j.  Varagon                BONDS/OTHER INVESTED ASSETS     598    0.50

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

           Bonds and Short-Term Investments        Preferred Stocks
           --------------------------------   -------------------------
                                  Percentage                  Percentage
                                   of Total                    of Total
                                   Admitted     NAIC           Admitted
           NAIC Rating   Amount     Assets     Rating  Amount   Assets
           -----------   -------  ----------  -------- ------ ----------
            NAIC - 1.... $54,946    43.20%    P/RP - 1  $107     0.10%
            NAIC - 2....  34,005    26.70     P/RP - 2   113     0.10
            NAIC - 3....   3,043     2.40     P/RP - 3    --       --
            NAIC - 4....   2,153     1.70     P/RP - 4    --       --
            NAIC - 5....     711     0.60     P/RP - 5    83     0.10
            NAIC - 6....     155     0.10     P/RP - 6    --       --

4. Assets held in foreign investments:

                                                                              Percentage
                                                                              of Total
                                                                              Admitted
                                                                     Amount    Assets
                                                                     -------- ----------
a.  Total admitted assets held in foreign investments............... $26,697   21.00%
b.  Foreign currency denominated investments........................   7,038     5.50
c.  Insurance liabilities denominated in that same foreign currency.      --       --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                          of Total
                                                          Admitted
                                                 Amount    Assets
                                                 -------- ----------
          a.  Countries rated NAIC - 1.......... $23,446   18.40%
          b.  Countries rated NAIC - 2..........   2,130     1.70
          c.  Countries rated NAIC - 3 or below.   1,120     0.90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $7,799    6.10%
                  Country 2: Australia                2,014    1.60
          b.   Countries rated NAIC - 2
                  Country 1: Mexico                     483    0.40
                  Country 2: Colombia                   276    0.20
          c.   Countries rated NAIC - 3 or below
                  Country 1: Brazil                     456    0.40
                  Country 2: Guernsey, States of        153    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure. $7,038    5.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                  Amount    Assets
                                                  ------- ----------
           a.  Countries rated NAIC - 1           $6,971     5.50%
           b.  Countries rated NAIC - 2                5       --
           c.  Countries rated NAIC - 3 or below      61       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $3,890    3.10%
                  Country 2: Ireland                    979    0.80
          b.   Countries rated NAIC - 2
                  Country 1: Peru                         3      --
                  Country 2: Mexico                       2      --
          c.   Countries rated NAIC - 3 or below
                  Country 1: Guernsey, States of         51      --
                  Country 2: Turkey                       5      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                      Percentage
                                                                                       of Total
                                                                                       Admitted
                                                                  NAIC Rating  Amount   Assets
                                                                  -----------  ------ ----------
                                                                  COMMERCIAL
                                                                  MORTGAGE
a.  BAILEY ACQUISITIONS LIMITED.................................. LOAN          $373     0.30%
b.  Intrepid Mines Limited....................................... NAIC 1         340     0.30
                                                                  COMMERCIAL
                                                                  MORTGAGE
c.  DK Resi Holdco I ApS......................................... LOAN           307     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
d.  Downing Students (Exeter) Limited Partnership Incorporated... LOAN           282     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
e.  GS LONDON PORTFOLIO II UNIT TRUST............................ LOAN           264     0.20
f.  AstraZeneca PLC.............................................. NAIC 1         253     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
g.  Atlantic Estates Limited..................................... LOAN           253     0.20
h.  Anheuser-Busch InBev Worldwide Inc........................... NAIC 1         249     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
i.  The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu. LOAN           245     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
j.  Divanyx Investments Limited.................................. LOAN           243     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
         a.  SUNAMERICA AFFORDABLE HOUSING LLC.......  $683     0.50%
         b.  AIGGRE U.S. Real Estate Fund II LP......   445     0.30
         c.  FEDERAL HOME LOAN BANK OF DALLAS........   138     0.10
         d.  Metropark Investor LLC..................   133     0.10
         e.  Marina..................................   128     0.10
         f.  AIGGRE U.S. Real Estate Fund I LP.......   113     0.10
         g.  Think Investments Fund LP...............   103     0.10
         h.  CENTAUR FUNDING CORPORATION.............   102     0.10
         i.  CADIAN FUND LP..........................    93     0.10
         j.  AIGGRE Europe Real Estate Fund I S.C.SP.    90     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                        Percentage
                                                                                         of Total
                                                                                         Admitted
                                                                                 Amount   Assets
                                                                                 ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed
  equities:..................................................................... $2,398    1.90%
Largest three investments held in nonaffiliated, privately placed equities:
a.   Marina..................................................................... $  128    0.10
b.   Think Investments Fund LP..................................................    103    0.10
c.   CADIAN FUND LP.............................................................     93    0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY    $366     0.30%
     b.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR    328     0.30
     c.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555147, DK     294     0.20
     d.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    266     0.20
     e.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY     258     0.20
     f.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR    255     0.20
     g.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IR     247     0.20
     h.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002372, NY     221     0.20
     i.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555138, GBR    219     0.20
     j.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002457, NY     214     0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
      a.  Construction loans                             $235     0.20%
      b.  Mortgage loans over 90 days past due             --       --
      c.  Mortgage loans in the process of foreclosure     --       --
      d.  Mortgage loans foreclosed                        --       --
      e.  Restructured mortgage loans                     169     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential        Commercial       Agricultural
                     ----------------  -----------------  ----------------
                            Percentage         Percentage        Percentage
                             of Total           of Total          of Total
                             Admitted           Admitted          Admitted
     Loan-to-Value   Amount   Assets   Amount    Assets   Amount   Assets
     -------------   ------ ---------- ------- ---------- ------ ----------
     a.  above 95%..  $ --       --%   $     6      --%    $--       --%
     b.  91% to 95%.    11       --         --      --      --       --
     c.  81% to 90%.   512     0.40         84    0.10      --       --
     d.  71% to 80%.   694     0.50        513    0.40      --       --
     e.  below 70%..   443     0.30     16,665   13.10      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                 Unaudited At End of Each Quarter
                                                                 --------------------------------
                                                                   1st        2nd        3rd
                                                  At Year-End    Quarter    Quarter    Quarter
                                               ----------------  -------    -------    -------
                                                      Percentage
                                                       of Total
                                                       Admitted
                                               Amount   Assets   Amount     Amount     Amount
                                               ------ ---------- -------    -------    -------
a.  Securities lending (do not include assets.
    held as collateral for such transactions).  $447     0.40%   $2,245     $1,254      $717
b.  Repurchase agreements.....................   129     0.10       128        110       242
c.  Reverse repurchase agreements.............    --       --        --         --        --
d.  Dollar repurchase agreements..............    --       --        --         --        --
e.  Dollar reverse repurchase agreements......    --       --        --         --        --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                        Owned            Written
                                  ----------------  ----------------
                                         Percentage        Percentage
                                          of Total          of Total
                                          Admitted          Admitted
                                  Amount   Assets   Amount   Assets
                                  ------ ---------- ------ ----------
           a.  Hedging...........  $--       --%     $--       --%
           b.  Income generation.   --       --       --       --
           c.  Other.............   --       --       --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $461     0.40%    $447       $425       $415
        b.  Income generation.    --       --       --         --         --
        c.  Replications......    --       --       --         --         --
        d.  Other.............    --       --       --         --         --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $--       --%     $167       $146        $--
        b.  Income generation.   --       --        --         --         --
        c.  Replications......   --       --        --         --         --
        d.  Other.............   --       --        --         --         --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   729     0.6%   $   729     $--      $   729      0.6%
   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................     219     0.2        219      --          219      0.2

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   3,025     2.4      3,025      --        3,025      2.4

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     304     0.2        304      --          304      0.2
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     331     0.3        331      --          331      0.3
       Revenue and assessment obligations............................   2,634     2.1      2,634      --        2,634      2.1
       Industrial development and similar obligations................      77     0.1         77      --           77      0.1

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      43      --         43      --           43       --
          Issued or guaranteed by FNMA and FHLMC.....................   2,357     1.9      2,357      --        2,357      1.9
              All other..............................................   3,468     2.8      3,468      --        3,468      2.8
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   4,407     3.6      4,407      --        4,407      3.6
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
              All other..............................................   7,722     6.2      7,722      --        7,722      6.2

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  48,119    38.9     48,119      --       48,119     38.9
       Unaffiliated non-U.S. securities (including Canada)...........  21,258    17.2     21,258      --       21,258     17.2
       Affiliated securities.........................................      --      --         --      --           --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018

                                                                  Gross Investment   Admitted Assets as Reported in the Annual
                                                                      Holdings                      Statement
(in millions)                                                    ------------------  --------------------------------------
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested
                                                                                                Collateral  Total
Investment Categories                                             Amount  Percentage  Amount      Amount    Amount  Percentage
---------------------                                            -------- ---------- --------   ---------- -------- ----------
Equity interests:
   Investments in mutual funds.................................. $     41     --%    $     41      $ --    $     41     --%
   Preferred stocks:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................      303    0.2          303        --         303    0.2
   Publicly traded equity securities (excluding preferred
     stocks):
       Affiliated...............................................      109    0.1          109        --         109    0.1
       Unaffiliated.............................................      159    0.1          159        --         159    0.1
   Other equity securities:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................        3     --            3        --           3     --
   Other equity interests including tangible personal property under lease:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................       --     --           --        --          --     --
Mortgage loans:
   Construction and land development............................    1,224    1.0        1,224        --       1,224    1.0
   Agricultural.................................................       --     --           --        --          --     --
   Single family residential properties.........................    1,661    1.3        1,661        --       1,661    1.3
   Multifamily residential properties...........................    4,786    4.0        4,786        --       4,786    4.0
   Commercial loans.............................................   11,143    9.0       11,143        --      11,143    9.0
   Mezzanine real estate loans..................................      114    0.1          114        --         114    0.1
Real estate investments:
   Property occupied by company.................................       53     --           53        --          53     --
   Property held for production of income (includes
     $2 million of property acquired in satisfaction of
     debt)......................................................      111    0.1          111        --         111    0.1
   Property held for sale (includes $34 million of property
     acquired in satisfaction of debt)..........................       33     --           33        --          33     --
Contract loans..................................................    1,307    1.1        1,307        --       1,307    1.1
Derivatives.....................................................    1,635    1.3        1,635        --       1,635    1.3
Receivables for securities......................................      138    0.1          138        --         138    0.1
Securities lending reinvested collateral assets.................      352    0.3          352       XXX         XXX    XXX
Cash, cash equivalents and short-term investments...............    1,547    1.3        1,547       352       1,899    1.5
Other invested assets...........................................    4,246    3.4        4,246        --       4,246    3.4
                                                                 --------    ---     --------      ----    --------    ---
Total invested assets........................................... $123,658    100%    $123,658      $352    $123,658    100%
                                                                 ========    ===     ========      ====    ========    ===

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2018 and 2017
           and for the years ended December 31, 2018, 2017 and 2016

                                 [LOGO OF AIG]

                        American Home Assurance Company

                     Statutory Basis Financial Statements

  As of December 31, 2018 and 2017 and for the years ended December 31, 2018,
                                 2017 and 2016

                               Table of Contents

         Report of Independent Auditors                                                3
         Statements of Admitted Assets                                                 5
         Statements of Liabilities, Capital and Surplus                                6
         Statements of Operations and Changes in Capital and Surplus                   7
         Statements of Cash Flows                                                      8
Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   9
Note 2   Accounting Adjustments to Statutory Basis Financial Statements               22
Note 3   Investments                                                                  25
Note 4   Fair Value of Financial Instruments                                          29
Note 5   Reserves for Losses and Loss Adjustment Expenses                             31
Note 6   Related Party Transactions                                                   36
Note 7   Reinsurance                                                                  40
Note 8   Income Taxes                                                                 43
Note 9   Capital and Surplus and Dividend Restrictions                                52
Note 10  Contingencies                                                                52
Note 11  Other Significant Matters                                                    55
Note 12  Subsequent Events                                                            57

[LOGO OF PWC]

                        Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets and liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years then ended.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

-------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

[LOGO OF PWC]

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

New York, NY
April 22, 2019

-------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                         Statements of Admitted Assets

                                                                                     December 31, December 31,
                                                                                         2018         2017
                                                                                     ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value: 2018 - $14,935; 2017 - $15,831)     $14,534      $15,153
   Common stocks, at carrying value (cost: 2018 - $321; 2017 - $584)                       356          576
   Preferred stocks, at carrying value (cost: 2018 - $49; 2017 - $49)                       49           49
   Other invested assets (cost: 2018 - $2,982 ; 2017 - $3,504)                           3,003        3,901
   Mortgage loans                                                                        2,679        2,067
   Derivative instruments                                                                    5           --
   Short-term investments, at amortized cost (approximates fair value)                      46           --
   Cash and cash equivalents                                                               230          238
   Receivable for securities sold                                                          104           82
                                                                                       -------      -------
       Total cash and invested assets                                                  $21,006      $22,066
                                                                                       -------      -------
Investment income due and accrued                                                      $   166      $   169
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                        941          940
   Premiums and installments booked but deferred and not yet due                           241          367
   Accrued retrospective premiums                                                          511          567
High deductible policy receivables                                                          63           43
Reinsurance recoverable on paid losses                                                     365          325
Funds held by or deposited with reinsurers                                                 212          217
Net deferred tax assets                                                                    772          814
Receivables from parent, subsidiaries and affiliates                                       284            5
Other assets                                                                               159          197
Allowance for uncollectible accounts                                                       (53)         (72)
                                                                                       -------      -------
       Total admitted assets                                                           $24,667      $25,638
                                                                                       =======      =======

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
5   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2018 and 2017

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Share Information)
--------------------------------------------------------------------------------


                Statements of Liabilities, Capital and Surplus

                                                     December 31, December 31,
                                                         2018         2017
                                                     ------------ ------------
  Liabilities
  Reserves for losses and loss adjustment expenses     $10,935      $12,115
  Unearned premium reserves                              3,234        3,301
  Commissions, premium taxes, and other expenses
    payable                                                140          140
  Reinsurance payable on paid loss and loss
    adjustment expenses                                    249          244
  Current federal taxes payable to parent                    9           12
  Funds held by company under reinsurance treaties       2,288        1,695
  Provision for reinsurance                                 30           20
  Ceded reinsurance premiums payable, net of ceding
    commissions                                            337          324
  Collateral deposit liability                             369          393
  Payable for securities purchased                         112           38
  Payable to parent, subsidiaries and affiliates           565          674
  Other liabilities                                        476          444
                                                       -------      -------
     Total liabilities                                 $18,744      $19,400
                                                       -------      -------
  Capital and Surplus
  Common capital stock, $17 par value, 1,758,158
    shares authorized, 1,695,054 shares issued and
    outstanding                                        $    29      $    29
  Capital in excess of par value                         6,989        6,839
  Unassigned surplus                                    (2,021)      (1,324)
  Special surplus funds from reinsurance                   926          694
                                                       -------      -------
     Total capital and surplus                         $ 5,923      $ 6,238
                                                       -------      -------
     Total liabilities, capital and surplus            $24,667      $25,638
                                                       =======      =======

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2018 and 2017

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


          Statements of Operations and Changes in Capital and Surplus

                                                       For the Years Ended December 31,
                                                       -------------------------------
                                                         2018       2017       2016
                                                       --------   --------   --------
Statements of Operations
Underwriting income:
Premiums earned                                        $  5,009   $  5,170   $  6,052
                                                       --------   --------   --------
Underwriting deductions:
   Losses incurred                                        3,945      4,400      5,212
   Loss adjustment expenses                                 315        577        267
   Other underwriting expenses                            1,858      1,624      1,875
                                                       --------   --------   --------
Total underwriting deductions                             6,118      6,601      7,354
                                                       --------   --------   --------
Net underwriting loss                                    (1,109)    (1,431)    (1,302)
                                                       --------   --------   --------
Investment gain:
   Net investment income earned                           1,027      1,058      1,187
   Net realized capital losses (net of capital
     gains tax expense: 2018 - $69; 2017 - $82;
     2016 - $61)                                           (111)      (110)      (106)
                                                       --------   --------   --------
Net investment gain                                         916        948      1,081
                                                       --------   --------   --------
Net loss from agents' or premium balances
  charged-off                                                (3)       (19)       (36)
Other (expense) income                                     (136)        39        (20)
                                                       --------   --------   --------
Net loss after capital gains taxes and before
  federal income taxes                                     (332)      (463)      (277)
Federal and foreign income tax benefit                      (54)       (69)       (34)
                                                       --------   --------   --------
Net loss                                               $   (278)  $   (394)  $   (243)
                                                       ========   ========   ========
Change in Capital and Surplus
Capital and surplus, as of December 31, previous
  year                                                 $  6,238   $  6,448   $  6,641
   Adjustment to beginning surplus (Note 2)                  71         38         66
                                                       --------   --------   --------
Capital and surplus, as of January 1,                     6,309      6,486      6,707
   Other changes in capital and surplus:
       Net loss                                            (278)      (394)      (243)
       Change in net unrealized capital gain
         (loss) (net of capital gain (loss) tax
         expense (benefit): 2018 - ($50) $; 2017
         - $2; 2016 - ($16)                                (137)       204        (48)
       Change in net deferred income tax                     31       (394)       118
       Change in nonadmitted assets                         (91)       410       (157)
       Change in provision for reinsurance                  (10)        17         (3)
       Capital contribution                                 150         --        700
       Dividends to stockholder                              --         --       (600)
       Foreign exchange translation                         (20)       (54)        22
       Change in statutory contingency reserve              (31)       (39)       (44)
       Other surplus adjustments                             --          2         (4)
                                                       --------   --------   --------
   Total changes in capital and surplus                    (386)      (248)      (259)
                                                       --------   --------   --------
Capital and Surplus, as of December 31,                $  5,923   $  6,238   $  6,448
                                                       ========   ========   ========

               See Notes to Statutory Basis Financial Statements

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7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2018, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                           Statements of Cash Flows

                                                   For the Years Ended December 31,
                                                   -------------------------------
                                                     2018       2017       2016
                                                   --------   --------   --------
Cash from Operations:
   Premiums collected, net of reinsurance          $  5,292   $  5,395   $  6,477
   Net investment income                                839        920        974
   Miscellaneous income (expense)                         4        (17)        17
                                                   --------   --------   --------
   Sub-total                                          6,135      6,298      7,468
                                                   --------   --------   --------
   Benefit and loss related payments                  4,832      7,209      2,750
   Commission and other expense paid                  2,599      3,407      2,236
   Federal and foreign income taxes recovered            (1)       (98)         9
                                                   --------   --------   --------
   Net cash (used in) provided from operations       (1,295)    (4,220)     2,473
                                                   --------   --------   --------
Cash from Investments:
Proceeds from investments sold, matured, or repaid
   Bonds                                              3,990      7,709      5,646
   Stocks                                               339        324         35
   Mortgage loans                                       111        615        118
   Other investments                                  1,790      1,591      1,026
                                                   --------   --------   --------
   Total proceeds from investments sold, matured,
     or repaid                                        6,230     10,239      6,825
                                                   --------   --------   --------
Cost of investments acquired
   Bonds                                              3,766      4,278      7,584
   Stocks                                                56        454         59
   Mortgage loans                                       748        763        871
   Other investments                                    870        853      1,035
                                                   --------   --------   --------
   Total cost of investments acquired                 5,440      6,348      9,549
                                                   --------   --------   --------
   Net cash provided from investing activities          790      3,891     (2,724)
                                                   --------   --------   --------
Cash from Financing and Miscellaneous Sources:
   Borrowed funds repaid                                (65)      (180)       216
   Intercompany receipts                                599        577        (61)
   Net deposit activity on deposit-type contracts
     and other insurance                                (27)       (13)       (24)
   Collateral deposit liability (payments)
     receipts                                           (24)         8         50
   Other receipts                                        60         30         84
                                                   --------   --------   --------
   Net cash provided from financing and
     miscellaneous activities                           543        422        265
                                                   --------   --------   --------
Net change in cash, cash equivalents, and
  short-term investments                                 38         93         14
Cash, cash equivalents, and short-term investments
                                                   --------   --------   --------
   Beginning of year                                    238        145        131
                                                   --------   --------   --------
   End of year                                     $    276   $    238   $    145
                                                   ========   ========   ========

   Refer to Note 11D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

-------------------------------------------------------------------------------
8   STATEMENT OF CASH FLOW - for the years ended December 31, 2018, 2017 and
    2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


1. Organization and Summary of Significant Statutory Basis Accounting Policies
--------------------------------------------------------------------------------

A. Basis of Organization and Presentation
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------
American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc.
("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

                                                               Pool
                                                    NAIC   Participation   State of
Company                                            Company  Percentage     Domicile
-------                                            ------- ------------- ------------
National Union Fire Insurance Company of
  Pittsburgh, Pa. (National Union)*                 19445       35%      Pennsylvania
American Home Assurance Company (American Home)     19380       35%          New York
Lexington Insurance Company (Lexington)             19437       30%          Delaware
AIG Property Casualty Company (APCC)                19402        0%      Pennsylvania
Commerce and Industry Insurance Company (C&I)       19410        0%          New York
The Insurance Company of the State of
  Pennsylvania (ISOP)                               19429        0%          Illinois
New Hampshire Insurance Company (New Hampshire)     23841        0%          Illinois
AIG Specialty Insurance Company (Specialty)         26883        0%          Illinois
AIG Assurance Company (Assurance)                   40258        0%          Illinois
Granite State Insurance Company (Granite)           23809        0%          Illinois
Illinois National Insurance Co. (Illinois
  National)                                         23817        0%          Illinois
AIU Insurance Company (AIU)                         19399        0%          New York

* Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than
5.0 percent of surplus of the Company for the years ending December 31, 2018, 2017, and 2016.

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

-------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


State / Location                                                  2018 2017 2016
----------------                                                  ---- ---- ----
California                                                        $103 $124 $70
Florida                                                             68   86  78
United Arab Emirates                                                66   71  88
New York                                                            36   65  97
Texas                                                               26   48  48

Basis of Presentation
--------------------------------------------------------------------------------
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2018, 2017 and 2016 have been presented in accordance with the terms of the Combined Pooling Agreement. Refer to Note 6 for additional information regarding the changes in the pooling percentages.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------
NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The
Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer ("LPT") agreement entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited ("Fortitude Re") and Eaglestone Reinsurance Company ("Eaglestone") within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

In 2016, the Company applied a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. The classification change had no effect on net income or surplus.

Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

In 2016, the Company applied a permitted practice to recognize the effects of a retroactive aggregate excess of loss reinsurance agreement (the "ADC" or "Adverse Development Cover") entered into in January 2017 with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc. In addition, the Company applied a permitted practice to record the impact of the ADC as prospective reinsurance. The permitted practice also allowed the Company to reflect the consideration as paid losses rather than a reduction in premiums earned. The surplus gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession.

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NY DFS's risk based capital ("RBC") and surplus requirements for the 2018, 2017 or 2016 reporting periods.

-------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                             SSAP # FS Ref  2018    2017    2016
                                                             ------ ------ ------  ------  ------
Net loss, NY SAP                                                           $ (278) $ (394) $ (243)
State prescribed or permitted practices - addition (charge):
   Change in non-tabular discounting                           65     (a)      13      73     147
   Adverse Development Cover                                  62R     (a)      --      --    (514)
   Present the consideration received/paid in relation to
     the loss reserves within paid losses                     62R     (b)      --      --      --
                                                              ---     --   ------  ------  ------
Net loss, NAIC SAP                                                         $ (265) $ (321) $ (610)
                                                              ---     --   ------  ------  ------
Statutory surplus, NY SAP                                                  $5,923  $6,238  $6,448
State prescribed or permitted practices - addition (charge):
   Non-tabular discounting                                     65     (a)     (73)    (86)   (159)
   Credits for collection risk on certain asbestos
     reinsurance recoveries                                   62R     (c)     (61)    (43)    (58)
   Adverse Development Cover                                  62R     (d)    (920)   (689)   (514)
   Present the consideration received/paid in relation to
     the loss reserves within paid losses                     62R     (b)      --      --      --
                                                              ---     --   ------  ------  ------
Statutory surplus, NAIC SAP                                                $4,869  $5,420  $5,717
                                                              ===     ==   ======  ======  ======

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.
(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.
(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall change to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company's Unassigned surplus.

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------
The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

    . Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

    .  Legal contingencies;

    .  Other than temporary impairment ("OTTI") losses on investments;

    . Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

    . Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed the accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The
Company does not believe such revisions would have a material impact on surplus.

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11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Accounting Policy Differences
--------------------------------------------------------------------------------
NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

           Transactions                     NAIC SAP Treatment                  US GAAP Treatment
           ------------             ----------------------------------  -----------------------------------
Policy Acquisition Costs            Costs are immediately expensed and  Costs directly related to the
Principally brokerage commissions   are included in Other Underwriting  successful acquisition of new or
and premium taxes arising from the  Expenses, except for reinsurance    renewal insurance contracts are
issuance of insurance contracts.    ceding commissions received in      deferred and amortized over the
                                    excess of the cost to acquire       term of the related insurance
                                    business which are recognized as a  coverage.
                                    deferred liability and amortized
                                    over the period of the reinsurance
                                    agreement.

Unearned Premiums, Unpaid Losses    Presented net of reinsurance        Presented gross of reinsurance
and Loss Expense Liabilities        recoverable.                        with corresponding reinsurance
                                                                        recoverable assets for ceded
                                                                        unearned premiums and reinsurance
                                                                        recoverable on unpaid losses,
                                                                        respectively.

Retroactive reinsurance contracts   Gains and losses are recognized in  Gains are deferred and amortized
                                    earnings immediately and surplus    over the settlement period of the
                                    is segregated to the extent pretax  ceded claim recoveries. Losses are
                                    gains are recognized. Certain       immediately recognized in the
                                    retroactive affiliate or related    Statements of Operations.
                                    party reinsurance contracts are
                                    accounted for as prospective
                                    reinsurance if there is no gain in
                                    surplus as a result of the
                                    transaction.

Investments in Bonds held as:       Investment grade securities (rated  All available for sale investments
1) available for sale               by NAIC as class 1 or 2) are        are carried at fair value with
2) fair value option                carried at amortized cost. Non-     changes in fair value, net of
                                    investment grade securities (NAIC   applicable taxes, reported in
                                    rated 3 to 6) are carried at the    accumulated other comprehensive
                                    lower of amortized cost and fair    income within shareholder's equity.
                                    value.
                                                                        Fair value option investments are
                                                                        carried at fair value with changes
                                                                        in fair value, net of applicable
                                                                        projected income taxes, reported
                                                                        in net investment income.

Investments in Equity Securities    Carried at fair value with          All equity securities that do not
                                    unrealized gains and losses         follow the equity method of
                                    reported, net of applicable taxes,  accounting, are measured at fair
                                    in the Statements of Changes in     value with changes in fair value
                                    Capital and Surplus.                recognized in earnings.

Investments in Limited              Carried at the underlying US GAAP   If aggregate interests allow the
Partnerships, Hedge Funds and       equity with results from the        holding entity to exercise more
Private Equity Interests            investment's operations recorded,   than minor influence (typically
                                    net of applicable taxes, as         more than 3%), the investment is
                                    unrealized gains (losses) directly  carried at Net Asset Value ("NAV")
                                    in the Statements of Changes in     with changes in value recorded to
                                    Capital and Surplus.                net investment income.

                                                                        Where the aggregate interests
                                                                        allow the entity to exercise only
                                                                        minor influence (typically less
                                                                        than 3%), the investment is
                                                                        recorded at NAV with changes in
                                                                        value recorded, net of tax, as a
                                                                        component of accumulated other
                                                                        comprehensive income in
                                                                        shareholder's equity.

-------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

           Transactions                     NAIC SAP Treatment                  US GAAP Treatment
           ------------             ----------------------------------  ----------------------------------
Investments in Subsidiary,          Subsidiaries are not consolidated.  Consolidation is required when
Controlled and Affiliated Entities                                      there is a determination that the
(SCAs)                                                                  affiliated entity is a variable
                                                                        interest entity ("VIE") and the
                                                                        entity has a variable interest and
                                                                        the power to direct the activities
                                                                        of the VIE. The VIE assessment
                                                                        would consider various factors
                                                                        including limited partnership (LP)
                                    The equity investment in SCAs are   status and inherent rights of
                                    accounted for under the equity      equity investors.
                                    method and recorded as Common
                                    stock investments. Dividends are    Investments in SCAs that are
                                    recorded within Net Investment      voting interest entities (VOE)
                                    Income.                             with majority voting rights are
                                                                        generally consolidated.

                                                                        Investments in SCAs where the
                                                                        holding entity exercises
                                                                        significant influence (generally
                                                                        ownership of>3% voting interests
                                                                        for LPs and similar entities and
                                                                        between 20 percent and 50 percent
                                                                        for other entities) are recorded
                                                                        at equity value. The change in
                                                                        equity is included within
                                                                        operating income.

Statement of Cash Flows             Statutory Statements of Cash Flows  The Statements of Cash Flows can
                                    must be presented using the direct  be presented using the direct or
                                    method. Changes in cash, cash       indirect methods, however are
                                    equivalents, and short-term         typically presented using the
                                    investments and certain sources of  indirect method. Presentation is cash are excluded from operational  limited to changes in cash and
                                    cash flows. Non-cash items are      cash equivalents (short-term
                                    required to be excluded in the      investments are excluded). All
                                    Statements of Cash Flows and        non-cash items are excluded from
                                    should be disclosed accordingly.    the presentation of cash flows.

Deferred Federal Income Taxes       Deferred income taxes are           The provision for deferred income
                                    established for the temporary       taxes is recorded as a component
                                    differences between tax and book    of income tax expense, as a
                                    assets and liabilities, subject to  component of the Statements of
                                    limitations on admissibility of     Operations, except for changes
                                    tax assets.                         associated with items that are
                                                                        included within other
                                    Changes in deferred income taxes    comprehensive income where such
                                    are recorded within capital and     items are recorded net of
                                    surplus and have no impact on the   applicable income taxes.
                                    Statements of Operations.

Statutory Adjustments               Certain asset balances designated   All assets and liabilities are
(applied to certain assets          as nonadmitted, such as intangible  included in the financial
including goodwill, furniture and   assets and certain investments in   statements. Provisions for
equipment, deferred taxes in        affiliated entities are excluded    uncollectible receivables are
excess of limitations, prepaid      from the Statements of Admitted     established as valuation
expenses, overdue receivable        Assets and are reflected as         allowances and are recognized as
balances and unsecured reinsurance  deductions from capital and         expense within the Statements of
amounts)                            surplus.                            Operations.

                                    A Provision for reinsurance is
                                    established for unsecured
                                    reinsurance amounts recoverable
                                    from unauthorized and certain
                                    authorized reinsurers with a
                                    corresponding reduction to
                                    Unassigned surplus.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

-------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------
Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2018, 2017 and 2016 were as follows:

Years ended December 31,                                         2018  2017  2016
------------------------                                         ----  ----  ----
Net written premiums subject to retrospectively rated contracts  $ 93  $105  $ 72
Percentage of total net written premiums                          1.9%  2.1%  1.1%

As of December 31, 2018 and 2017, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $511 and $567, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $60 and $58 as of December 31, 2018 and 2017, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $10 and $13 as of December 31, 2018 and 2017, respectively.

High Deductible
--------------------------------------------------------------------------------
The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

-------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2018 and 2017:

                                          Reserve Credits on Recoverable on Paid
December 31, 2018     Gross Loss Reserves   Unpaid Claims          Claims          Total
-----------------     ------------------- ------------------ ------------------- ----------
Allied Lines              $      390          $      390          $      10      $      400
General Liabilities              464                 464                  9             473
Workers Compensation           3,419               3,419                 51           3,470
                          ----------          ----------          ---------      ----------
Total                     $    4,273          $    4,273          $      70      $    4,343
                          ----------          ----------          ---------      ----------

As of December 31, 2018, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $206 and $3,068, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2018 were $1,069, or 25% of the total high deductible. Additionally, as of December 31, 2018, the Company had recoverables on paid claims greater than 90 days overdue of $72, of which $7 have been nonadmitted.

                                          Reserve Credits on Recoverable on Paid
December 31, 2017     Gross Loss Reserves   Unpaid Claims          Claims          Total
-----------------     ------------------- ------------------ ------------------- ----------
Allied Lines              $      394          $      394          $       8      $      402
General Liabilities              445                 445                  6             451
Workers Compensation           3,550               3,550                 39           3,589
                          ----------          ----------          ---------      ----------
Total                     $    4,389          $    4,389          $      53      $    4,442
                          ----------          ----------          ---------      ----------

As of December 31, 2017, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $230 and $3,142, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2017 were $1,202, or 27% of the total high deductible. Additionally, as of December 31, 2017, the Company had recoverables on paid claims greater than 90 days overdue of $51, of which $9 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2018 and 2017:

Counterparty*                                 Unsecured High Deductible Amounts
-------------                                 ---------------------------------
December 31,                                        2018             2017
------------                                  ---------------- ----------------
Counterparty 1                                $            129 $            188
Counterparty 2                                             103              107
Counterparty 3                                              75               90
Counterparty 4                                              55               64
Counterparty 5                                              54               50
Counterparty 6                                              54               49
Counterparty 7                                              48               47
Counterparty 8                                              48               39
Counterparty 9                                              21               26
Counterparty 10                                             20               20

* Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting
--------------------------------------------------------------------------------
Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

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15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to
Note 11B.

Premium Deficiency
--------------------------------------------------------------------------------
The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2018 and 2017, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------
Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded.
The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------
Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------
The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F-Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity's experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance.

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16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------
Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2018 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2018 and 2017 were $1,328 and $1,321, respectively.

As of December 31, 2018, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                              Licensed in
Life Insurance Company                                      State of Domicile  New York   Statement Value
----------------------                                      ----------------- ----------- ---------------
American General Life Insurance Company of Texas                 Texas            No           $166
American General Life Insurance Company of Delaware             Delaware          No            270
The United State Life Insurance Company in the City of New        New
  York                                                            York            Yes           837

Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

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17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

    . The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

    . The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------
Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------
Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

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18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Mortgage Loans
--------------------------------------------------------------------------------
Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees is reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------
Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------
Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------
Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------
Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus. Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives
--------------------------------------------------------------------------------
Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

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19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Net investment income and gain/loss
--------------------------------------------------------------------------------
Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------
If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms..

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

    . The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

    .  Fundamental credit risk of the issuer exists; and/or

    . Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

    . If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

    . If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

    . If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    .  If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

    . If an order of liquidation or other fundamental credit issues with the partnership exists;

    . If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

    . If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

    . If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

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20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Equities in Pools & Associations
--------------------------------------------------------------------------------
The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

    .  direct and assumed premium as gross premium,

    . underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,

    .  insurance and reinsurance balances in the Statements of Admitted Assets,

    . all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

    .  cashflows in the Statements of Cash Flows.

Foreign Currency Translation
--------------------------------------------------------------------------------
Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------
The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to Internal Revenue Service imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service ("IRS")-imposed limitations.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2018, 2017 and 2016 of $5, $10 and $10, respectively.

Depreciation
--------------------------------------------------------------------------------
Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------
The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2018, and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

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21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

    . The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax ("BEAT") are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

    . The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg.
       (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2018, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes
--------------------------------------------------------------------------------
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    . the sustainability of recent operating profitability of the Company's subsidiaries;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

    . prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2018 and 2017 Changes
--------------------------------------------------------------------------------

The Company did not adopt any material change in accounting principles in 2018 or 2017.

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22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


2016 Changes
--------------------------------------------------------------------------------
In 2016, the Company adopted the following change in the SSAP:

Going Concern: In June 2015, the Statutory Accounting Principles Working Group adopted changes to SSAP No.1, , Disclosures of Accounting Policies, Risks & Uncertainties, and Other Disclosures ("SSAP 1"), with a December 31, 2016 effective date, requiring management to evaluate whether there are conditions that give rise to substantial doubt over the Company's ability to continue as a going concern within one year from the financial statement issuance date. Conditions that would give rise to substantial doubt ordinarily relate to the Company's ability to meet its obligations as they become due. If substantial doubt arises over the Company's ability to continue as a going concern, the Company shall provide disclosure detailing management's evaluation and the consideration of management's plans to alleviate any substantial doubt. The adoption of this change did not have an effect on the Company's financial condition, results of operations or cash flows.

B. Adjustments to Surplus
--------------------------------------------------------------------------------
During 2018, 2017 and 2016 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $72, $38 and $66, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2018, 2017 and 2016 statutory financial statements as adjustments to Unassigned surplus. The impact of these corrections would have decreased the 2017 pre-tax income by $10 and decreased the 2016 pre-tax income by $20. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2018, 2017 and 2016 is presented in the following tables:

                                                        Policyholders' Total Admitted
2018 Adjustments                                           Surplus         Assets     Total Liabilities
----------------                                        -------------- -------------- -----------------
Balance at December 31, 2017                                $6,238        $25,638          $19,400
Adjustments to beginning Capital and Surplus:
   Asset corrections                                            56             56               --
   Liability corrections                                         6             --               (6)
   Income tax corrections                                       10             10               --
                                                            ------        -------          -------
       Total adjustments to beginning Capital and
         Surplus                                                72             66               (6)
                                                            ------        -------          -------
Balance at January 1, 2018 as adjusted                      $6,310        $25,704          $19,394
                                                            ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections - The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

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23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                Policyholders' Total Admitted
2017 Adjustments                                                   Surplus         Assets     Total Liabilities
----------------                                                -------------- -------------- -----------------
Balance at December 31, 2016                                        $6,448        $29,684          $23,236
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                    27             27               --
   Liability corrections                                                 3             --               (3)
   Income tax corrections                                                8              8               --
                                                                    ------        -------          -------
       Total adjustments to beginning Capital and Surplus               38             35               (3)
                                                                    ------        -------          -------
Balance at January 1, 2017 as adjusted                              $6,486        $29,719          $23,233
                                                                    ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections - The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                                Policyholders' Total Admitted
2016 Adjustments                                                   Surplus         Assets     Total Liabilities
----------------                                                -------------- -------------- -----------------
Balance at December 31, 2015                                        $6,641        $26,103          $19,462
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                    42             42               --
   Liability corrections                                                (3)            --                3
   Income tax corrections                                               27             27               --
                                                                    ------        -------          -------
       Total adjustments to beginning Capital and Surplus               66             69                3
                                                                    ------        -------          -------
Balance at January 1, 2016 as adjusted                              $6,707        $26,172          $19,465
                                                                    ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an increase due to an overcharge of claims service fees related to an internally developed system; partially offset by b) a decrease due to understatement of the prior year expense allocation; and c) a decrease related to unsupported ceded premiums.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase due to ceded losses reversed without consideration of contract limits; b) an increase due to recording of unsupported ceded reserves; and c) an increase resulting from losses understated on certain client accounts; partially offset by d) a decrease related to an overstatement of profit share between AIG PC Pool companies and AIG Warranty Guard Agency.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

-------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


3. Investments
--------------------------------------------------------------------------------

A. Bond Investments
--------------------------------------------------------------------------------
The reconciliations from carrying value to fair value of the Company's bond investments as of December 31, 2018 and 2017 are outlined in the tables below:

                                                                                        Gross      Gross
                                                                            Carrying  Unrealized Unrealized   Fair
December 31, 2018                                                            Value      Gains      Losses     Value
-----------------                                                           --------- ---------- ---------- ---------
U.S. governments                                                            $      57  $      1    $  --    $      58
All other governments                                                             258         1       (4)         255
States, territories and possessions                                               432        20       (3)         449
Political subdivisions of states, territories and possessions                     382        13       (1)         394
Special revenue and special assessment obligations and all non-guaranteed
  obligations of agencies and authorities and their political subdivisions      2,636        53      (27)       2,662
Industrial and miscellaneous                                                   10,769       461     (113)      11,117
                                                                            ---------  --------    -----    ---------
Total                                                                       $  14,534  $    549    $(148)   $  14,935
                                                                            =========  ========    =====    =========

                                                                                        Gross      Gross
                                                                            Carrying  Unrealized Unrealized   Fair
December 31, 2017                                                            Value      Gains      Losses     Value
-----------------                                                           --------- ---------- ---------- ---------
U.S. governments                                                            $     109  $      2     $ --    $     111
All other governments                                                             207         1       (1)         207
States, territories and possessions                                               664        41       (1)         704
Political subdivisions of states, territories and possessions                     752        36       (1)         787
Special revenue and special assessment obligations and all non-guaranteed
  obligations of agencies and authorities and their political subdivisions      2,944       101      (13)       3,032
Industrial and miscellaneous                                                   10,477       565      (52)      10,990
                                                                            ---------  --------     ----    ---------
Total                                                                       $  15,153  $    746     $(68)   $  15,831
                                                                            =========  ========     ====    =========

The carrying values and fair values of bonds at December 31, 2018, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                           Carrying    Fair
December 31, 2018                                           Value      Value
-----------------                                         ---------- ----------
Due in one year or less                                   $      487 $      487
Due after one year through five years                          2,557      2,567
Due after five years through ten years                         1,882      1,873
Due after ten years                                            1,959      1,986
Structured securities                                          7,693      8,065
                                                          ---------- ----------
Total                                                     $   14,578 $   14,978
                                                          ========== ==========

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25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Mortgage Loan Investments
--------------------------------------------------------------------------------
The minimum and maximum lending rates for mortgage loans during 2018 were:

                                   Minimum        Maximum
                  Category      Lending Rate % Lending Rate %
                  --------      -------------- --------------
                  Office             4.3%           5.0%
                  Industrial         3.0%           4.5%
                  Multi-Family       2.1%           4.3%
                  Residential        2.9%           5.2%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 95 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2018 and 2017:

                                   Residential            Commercial
                                ----------------- ---------------------------
                           Farm Insured All Other Insured All Other Mezzanine Total
                           ---- ------- --------- ------- --------- --------- ------
2018
   Recorded Investment
   Current                 $--    $--     $486      $--    $2,191      $--    $2,677
   30 - 59 days past due    --     --        2       --        --       --         2
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $488      $--    $2,191      $--    $2,679
                           ---    ---     ----      ---    ------      ---    ------
2017
   Recorded Investment
   Current                 $--    $--     $339      $--    $1,727      $--    $2,066
   30 - 59 days past due    --     --        1       --        --       --         1
                           ---    ---     ----      ---    ------      ---    ------
Total                      $--    $--     $340      $--    $1,727      $--    $2,067
                           ===    ===     ====      ===    ======      ===    ======

C. Loan-Backed and Structured Securities
--------------------------------------------------------------------------------

The Company did not record any non-credit OTTI losses during 2018 and 2017 for LBaSS.

As of December 31, 2018 and 2017, the Company held LBaSS for which it recognized $43 and $19 respectively of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,                                              2018      2017
------------------------                                            --------  --------
Aggregate unrealized losses:
   Less than 12 Months                                              $     36  $     28
   12 Months or longer                                              $     41  $      5
Aggregate related fair value of securities with unrealized losses:
   Less than 12 Months                                              $  1,723  $  2,178
   12 Months or longer                                              $  1,376  $    215

The Company held structured notes as of December 31, 2018 and 2017 with a total carrying value of $140 and $128, respectively. There were no structured notes held as of December 31, 2018 and 2017 which were considered mortgage-referenced securities.

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26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Unrealized losses
--------------------------------------------------------------------------------
The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2018 and 2017 are set forth in the tables below:

December 31, 2018                    Less than 12 Months   12 Months or Longer          Total
-----------------                   --------------------  --------------------  --------------------
                                               Unrealized            Unrealized            Unrealized
Description of Securities           Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------           ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                      $   13     $  --      $   22     $  --      $   35     $  --
All other governments                     67        (3)        124        (4)        191        (7)
States, territories and possessions       51        (3)         44        (1)         95        (4)
Political subdivisions of states,
  territories and possessions             49        (1)         52        (1)        101        (2)
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities and
  their political subdivisions           264        (3)        723       (24)        987       (27)
Industrial and miscellaneous           3,360       (99)      1,825       (67)      5,185      (166)
                                      ------     -----      ------     -----      ------     -----
Total bonds                           $3,804     $(109)     $2,790     $ (97)     $6,594     $(206)
                                      ------     -----      ------     -----      ------     -----
Affiliated                                --        --          10        (5)         10        (5)
Non-affiliated                             9        (1)         --        --           9        (1)
                                      ------     -----      ------     -----      ------     -----
Total common stocks                   $    9     $  (1)     $   10     $  (5)     $   19     $  (6)
                                      ------     -----      ------     -----      ------     -----
Total bonds and stocks                $3,813     $(110)     $2,800     $(102)     $6,613     $(212)
                                      ======     =====      ======     =====      ======     =====

December 31, 2017                    Less than 12 Months   12 Months or Longer          Total
-----------------                   --------------------  --------------------  --------------------
                                               Unrealized            Unrealized            Unrealized
Description of Securities           Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------           ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                      $    8      $ --       $ --       $ --      $    8     $  --
All other governments                    138        (3)        23         (1)        161        (4)
States, territories and possessions       49        (1)         6         --          55        (1)
Political subdivisions of states,
  territories and possessions             35        --         35         (1)         70        (1)
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities and
  their political subdivisions           541       (12)       100         (1)        641       (13)
Industrial and miscellaneous           2,674       (46)       625        (16)      3,299       (62)
                                      ------      ----       ----       ----      ------     -----
Total bonds                           $3,445      $(62)      $789       $(19)     $4,234     $ (81)
                                      ------      ----       ----       ----      ------     -----
Affiliated                                --        --        128        (49)        128       (49)
Non-affiliated                             5        --         --         --           5        --
                                      ------      ----       ----       ----      ------     -----
Total common stocks                   $    5      $ --       $128       $(49)     $  133     $ (49)
                                      ------      ----       ----       ----      ------     -----
Total bonds and stocks                $3,450      $(62)      $917       $(68)     $4,367     $(130)
                                      ======      ====       ====       ====      ======     =====

E. Realized Gains Losses
--------------------------------------------------------------------------------

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows:

Years ended December 31         2018               2017               2016
-----------------------  ------------------ ------------------ ------------------
                                   Equity             Equity             Equity
                          Bonds  Securities  Bonds  Securities  Bonds  Securities
                         ------  ---------- ------  ---------- ------  ----------
Proceeds from sales      $1,924     $339    $5,648     $59     $3,895     $34
Gross realized gains         14       21        79       5         83      12
Gross realized losses       (27)      --       (69)     --        (48)     --

-------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


F. Derivative Financial Instruments
--------------------------------------------------------------------------------
The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the Company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) in Unassigned surplus within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in the Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in net investment income.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2018 and 2017.

                                   December 31, 2018         Year ended December 31, 2018
                               -------------------------- ----------------------------------
Derivative Financial             Outstanding              Realized capital Unrealized capital
Instrument                     Notional Amount Fair Value gains/ (losses)   gains / (losses)
--------------------           --------------- ---------- ---------------- ------------------
Swaps                              $1,334         $ 5           $(2)              $25
Forwards                               --          --            --                (1)
                                   ------         ---           ---               ---
Total                              $1,334         $ 5           $(2)              $24
                                   ======         ===           ===               ===

                                   December 31, 2017         Year ended December 31, 2017
                               -------------------------  ----------------------------------
Derivative Financial             Outstanding              Realized Capital Unrealized capital
Instrument                     Notional Amount Fair Value  gains/(losses)    gains / losses
--------------------           --------------- ---------- ---------------- ------------------
Swaps                               $583          $(15)         $(9)              $(44)
Forwards                             250             1            1                  4
                                    ----          ----          ---               ----
Total                               $833          $(14)         $(8)              $(40)
                                    ====          ====          ===               ====

-------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


G. Other Invested Assets
--------------------------------------------------------------------------------
During 2018, 2017 and 2016, the Company recorded OTTI losses on investments in joint ventures and partnerships of $91, $81, and $66, respectively.

H. Investment Income
--------------------------------------------------------------------------------
The Company had $0 and $1 accrued investment income receivables over 90 days past due as of December 31, 2018 and 2017, respectively. Investment expenses of $36, $42 and $33 were included in Net investment income earned for the years ended December 31, 2018, 2017 and 2016, respectively.

I. Restricted Assets
--------------------------------------------------------------------------------
The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,676 and $1,645 as of December 31, 2018 and 2017, respectively.

4. Fair Value of Financial Instruments
--------------------------------------------------------------------------------
The following tables present information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2018 and 2017:

December 31, 2018                              Level 1 Level 2 Level 3  Total
-----------------                              ------- ------- ------- -------
Bonds                                          $   --  $  578  $   96  $   674
Common stocks                                     111      --      25      136
Mutual funds                                        2      --      --        2
Derivative assets                                  --      22      --       22
Derivative liabilities                             --     (17)     --      (17)
                                               ------  ------  ------  -------
Total                                          $  113  $  583  $  121  $   817
                                               ======  ======  ======  =======

December 31, 2017                             Level 1 Level 2  Level 3  Total
-----------------                             ------- -------  ------- -------
Bonds                                         $   --  $   245  $   65  $   310
Common stocks                                    136      276      22      434
Mutual funds                                       1        2      --        3
Derivative assets                                 --        6      --        6
Derivative liabilities                            --      (20)     --      (20)
                                              ------  -------  ------  -------
Total                                         $  137  $   509  $   87  $   733
                                              ======  =======  ======  =======

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2018. During the year ended December 31, 2017, $2 of common stocks transferred from Level 1 to Level 2 as an alternative method was utilized to determine fair value as active market price was not readily accessible.

-------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy
--------------------------------------------------------------------------------
The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended
December 31, 2018 and 2017.

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2018       Level 3      of Level 3       Income        Surplus         Net          2018
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $65          $98           $(141)         $(13)          $(2)          $ 89         $ 96
Common stocks      22            1             (26)           15            (2)            15           25
                  ---          ---           -----          ----           ---           ----         ----
Total             $87          $99           $(167)         $  2           $(4)          $104         $121
                  ===          ===           =====          ====           ===           ====         ====

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2017       Level 3      of Level 3       Income        Surplus         Net          2017
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $66          $16           $(85)          $(1)           $--           $69          $65
Common Stocks      21           --             --             5             --            (4)          22
                  ---          ---           ----           ---            ---           ---          ---
Total             $87          $16           $(85)          $ 4            $--           $65          $87
                  ===          ===           ====           ===            ===           ===          ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

         Fair Value at December 31, 2018 Valuation Technique  Unobservable Input Range (Weighted Average)
         ------------------------------- -------------------- ------------------ ------------------------
Assets:
Bonds                  $31               Discounted cash flow       Yield         3.94% - 5.75% (4.85%)

-------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------
The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2018 and 2017:

                                                                                               Not
                                             Aggregate  Admitted                           Practicable
December 31, 2018                            Fair Value  Assets  Level 1 Level 2  Level 3 (Carry Value)
-----------------                            ---------- -------- ------- -------  ------- -------------
Bonds                                         $14,935   $14,534   $ --   $10,809  $4,126       $--
Cash equivalents and short term investments       191       191    134        57      --        --
Common stock                                      145       145    111         9      25        --
Derivative assets                                  22        22     --        22      --        --
Derivative liabilities                            (17)      (17)    --       (17)     --        --
Mortgage loans                                  2,673     2,679     --        --   2,673        --
Mutual funds                                        2         2      2        --      --        --
Preferred stock                                    50        49     --        50      --        --
                                              -------   -------   ----   -------  ------       ---
Total                                         $18,001   $17,605   $247   $10,930  $6,824       $--
                                              =======   =======   ====   =======  ======       ===

                                                                                               Not
                                             Aggregate  Admitted                           Practicable
December 31, 2017                            Fair Value  Assets  Level 1 Level 2  Level 3 (Carry Value)
-----------------                            ---------- -------- ------- -------  ------- -------------
Bonds                                         $15,831   $15,153   $ --   $11,434  $4,397       $--
Cash equivalents and short term investments       138       138    138        --      --        --
Common stock                                      445       445    136       288      21        --
Derivative assets                                   6         6     --         6      --        --
Derivative liabilities                            (20)      (20)    --       (20)     --        --
Mortgage loans                                  2,079     2,067     --        --   2,079        --
Mutual funds                                        3         3      1         2      --        --
Preferred stock                                    50        49     --        50      --        --
                                              -------   -------   ----   -------  ------       ---
Total                                         $18,532   $17,841   $275   $11,760  $6,497       $--
                                              =======   =======   ====   =======  ======       ===

5. Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------
A roll forward of the Company's net reserves for losses and LAE as of December 31, 2018, 2017 and 2016, is set forth in the table below:

December 31,                                                   2018     2017     2016
------------                                                 -------  -------  -------
Reserves for losses and LAE, end of prior year               $12,115  $12,210  $13,171
                                                             -------  -------  -------
Incurred losses and LAE related to:
   Current accident year                                       4,000    4,700    4,377
   Prior accident year                                           260      277    1,102
                                                             -------  -------  -------
   Total incurred losses and LAE                             $ 4,260  $ 4,977  $ 5,479
                                                             -------  -------  -------
Paid losses and LAE related to:
   Current accident year                                      (1,182)  (1,140)  (1,123)
   Prior accident year                                        (4,258)  (3,932)  (5,317)
                                                             -------  -------  -------
   Total paid losses and LAE                                  (5,440)  (5,072)  (6,440)
                                                             -------  -------  -------
Reserves for losses and LAE, end of current year             $10,935  $12,115  $12,210
                                                             =======  =======  =======

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

-------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The 2018 unfavorable prior year development is generally a result of the following:

    . Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where the Company reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

    . Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

    . Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

During 2017, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277, which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The 2017 unfavorable prior year development is generally a result of the following:

    . Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability - Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

    . Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

    . Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

During 2016, the Company reported adverse loss and LAE net reserve development of $1,102 which includes a loss reserve discount of $152 due to accretion. The adverse development is comprised mainly of development on the Primary Workers Compensation class of business of $669, the Primary General Liability class of business of $270, the Excess Casualty class of business of $268, the Medical Malpractice class of business of $152, the Primary Commercial Auto class of business of $123, and the Programs class of business of $131. In addition, favorable prior year loss development on retrospectively rated policies was $12 as of December 31, 2016, which was offset by additional return premiums. Original estimates are adjusted as additional information becomes known regarding individual claims. As a result of the ADC, there was $514 of prior year development (net of discount) ceded to NICO. Refer to Note 1 for further details regarding this transaction.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $249, $252 and $242 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company paid $9, $32 and $36 in the reporting period to settle 204, 233 and 54 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2018, 2017 and 2016, respectively.

A. Asbestos/Environmental Reserves
--------------------------------------------------------------------------------
The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held.
This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

-------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                Asbestos Losses          Environmental Losses
                                           -------------------------  -------------------------
December 31,                                 2018     2017     2016     2018     2017     2016
------------                               -------  -------  -------  -------  -------  -------
   Direct
Loss and LAE reserves, beginning of year   $   797  $   838  $   819  $   215  $   255  $   149
Impact of pooling restructure transaction       --       --      137       --       --       25
Incurred losses and LAE                        (17)       2       37       97        1       91
Calendar year paid losses and LAE              (53)     (43)    (155)     (27)     (41)     (10)
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $   727  $   797  $   838  $   285  $   215  $   255
                                           -------  -------  -------  -------  -------  -------
   Assumed reinsurance
Loss and LAE reserves, beginning of year   $   258  $   249  $   264  $    19  $    15  $    14
Impact of pooling restructure transaction       --       --       43       --       --        2
Incurred losses and LAE                         76       27        1       (1)       6       (1)
Calendar year paid losses and LAE              (18)     (18)     (59)      (1)      (2)      --
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $   316  $   258  $   249  $    17  $    19  $    15
                                           -------  -------  -------  -------  -------  -------
   Net of reinsurance
Loss and LAE reserves, beginning of year   $     1  $     1  $     9  $    --  $    --  $    --
Impact of pooling restructure transaction       --       --        2       --       --       --
Incurred losses and LAE                         --       --       --       --       --       --
Calendar year paid losses and LAE               --       --      (10)      --       --       --
                                           -------  -------  -------  -------  -------  -------
Loss and LAE Reserves, end of year         $     1  $     1  $     1  $    --  $    --  $    --
                                           =======  =======  =======  =======  =======  =======

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

Asbestos                                            Loss Reserves LAE Reserves
December 31,                                         2018   2017   2018   2017
------------                                        ------ ------ ------ ------
Direct basis:                                       $  350 $  406 $   39 $   45
Assumed reinsurance basis:                             125     78     14      9
Net of ceded reinsurance basis:                         --     --     --     --

Environmental                                       Loss Reserves LAE Reserves
December 31,                                         2018   2017   2018   2017
------------                                        ------ ------ ------ ------
Direct basis:                                       $  112 $   68 $   48 $   29
Assumed reinsurance basis:                               5      3      2      1
Net of ceded reinsurance basis:                         --     --     --     --

B. Loss Portfolio Transfer
--------------------------------------------------------------------------------

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds" (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

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33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers' compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT ("Re-ceded Portfolio") on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

                                                                 LPTs
                                                             (Previously
                                                               commuted
                                                             business and
                                                              2016 Exit   Re-ceded
Company                                 Novation Commutation  Portfolio)  Portfolio  Total
-------                                 -------- ----------- ------------ --------- -------
Reserves
--------
Eaglestone Reinsurance Company          $(1,577)   $(2,895)    $    --      $ 41    $(4,431)
Fortitude Reinsurance Company             1,577         --       4,013        --      5,590
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                         --      1,013      (1,405)      (14)      (406)
   American Home Assurance Company           --      1,013      (1,405)      (14)      (406)
   Lexington Insurance Company               --        869      (1,203)      (13)      (347)
Total Combined Pool                          --      2,895      (4,013)      (41)    (1,159)

Consideration (Paid) Received as Funds
Held, Cash and Securities
--------------------------------------
Eaglestone Reinsurance Company           (1,734)    (2,895)         --        41     (4,588)
Fortitude Reinsurance Company             1,734         --       4,013        --      5,747
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                         --      1,013      (1,405)      (14)      (406)
   American Home Assurance Company           --      1,013      (1,405)      (14)      (406)
   Lexington Insurance Company               --        869      (1,203)      (13)      (347)
Total Combined Pool                          --      2,895      (4,013)      (41)    (1,159)

-------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

                                                                       LPTs
                                                                   (Previously
                                                                     commuted
                                                                   business and
                                                                    2016 Exit   Re-ceded  Total Change in
Company                                       Novation Commutation  Portfolio)  Portfolio    Reserves
-------                                       -------- ----------- ------------ --------- ---------------
Eaglestone Reinsurance Company                $(1,477)   $(2,567)    $    --      $ 32        $(4,012)
Fortitude Reinsurance Company                   1,477         --       3,442        --          4,919
Combined Pool Companies:
   National Union Fire Ins. Co. of
     Pittsburgh, Pa.                               --        898      (1,205)      (11)          (318)
   American Home Assurance Company                 --        898      (1,205)      (11)          (318)
   Lexington Insurance Company                     --        771      (1,032)      (10)          (271)
Total Combined Pool                                --      2,567      (3,442)      (32)          (907)

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------
The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2018 and 2017 liabilities include $569 and $781 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------
The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2018, 2017 and 2016.

Lines of Business                                         2018     2017     2016
-----------------                                       -------- -------- --------
Workers' Compensation
   Case Reserves                                        $    135 $    134 $     96

As of December 31, 2018 and 2017, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $184 and $162, respectively.

Non-Tabular Discount
--------------------------------------------------------------------------------
The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2018, 2017 and 2016.

Lines of Business                                         2018        2017     2016
-----------------                                       --------    -------- --------
Workers' Compensation
   Case Reserves                                        $     73    $     86 $    159

As of December 31, 2018 and 2017, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $193 and $187, respectively.

-------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


6. Related Party Transactions
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------
2017 Pooling Restructure Transaction

In 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

2016 Pooling Restructure Transaction

In 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

The following table shows the changes in assets, liabilities and surplus as a result of the 2016 Pooling Restructure Transaction:

                                                                       Amount
                                                                       ------
  Assets:
     Agents' balances or uncollected premiums                          $  286
     Amounts recoverable from reinsurers                                   51
     Funds held by or deposited with reinsured companies                   31
     Other insurance assets                                                37
                                                                       ------
         Total Assets                                                     405
                                                                       ------
  Liabilities
     Unearned premium reserves (net)                                      521
     Reinsurance payable on paid losses and loss adjustment expenses       34
     Reserves for losses and loss adjustment expenses (net)             2,265
     Funds held by company under reinsurance treaties                     227
     Ceded reinsurance premiums payable                                    47
     Other insurance liabilities                                          140
                                                                       ------
         Total Liabilities                                             $3,234
                                                                       ------
  Statements of Operations and Changes in Surplus
     Net premiums written                                              $  521
     Change in unearned premium reserves                                 (521)
                                                                       ------
     Premiums earned                                                       --
                                                                       ------
     Other underwriting expenses incurred                                  82
                                                                       ------
     Net loss                                                             (82)
                                                                       ------
     Total change in Surplus                                              (82)
                                                                       ------
  Net Impact                                                           $2,747
                                                                       ------
  Consideration received
     Securities received                                               $   18
     Cash received                                                      2,729
                                                                       ------
  Consideration Received                                               $2,747
                                                                       ======

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

-------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The Company received a permitted practice from the domiciliary state that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Companies were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                    Net Admitted                      Net
    Line Description                   Assets    Liabilities Surplus Income
    ----------------                ------------ ----------- ------- ------
    Change in nonadmitted assets        $--          $--      $(21)   $ --
    Workers' compensation discount       --           --        83      83
    Other allocations                    --           --       (20)    (14)
                                        ---          ---      ----    ----
    Total                               $--          $--      $ 42    $ 69
                                        ===          ===      ====    ====

B. American International Overseas Association
--------------------------------------------------------------------------------
AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies entered into a reinsurance agreement to govern the business pooled in the Association. The current participation percentages for the Association Pool member companies are set forth in the table below.

                                                   NAIC Co. Participation
      Member Company                                 Code      Percent
      --------------                               -------- -------------
      Combined Pool Member companies, as follows:
         National Union                             19445        78%
         New Hampshire                              23841        12%
         American Home                              19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

-------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


C. Significant Transactions
--------------------------------------------------------------------------------
The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2018, 2017 and 2016 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2018, 2017 and 2016:

                                                                                  2018
                                                            -------------------------------------------------
                                                             Assets Received by      Assets Transferred by
                                                                 the Company              the Company
                                                            --------------------- ---------------------------
Date of                                                     Statement
Transaction  Explanation of Transaction  Name of Affiliate    Value   Description Statement Value Description
-----------  --------------------------  -----------------  --------- ----------- --------------- -----------
 12/31/18      Capital Contribution        (a)AIG PC US       $150    Receivables       --            --
                                                              ----    -----------       --            --
(a) Refer to Note 11 and 12 for more details.

                                                                                          2017
                                                                    -------------------------------------------------
                                                                    Assets Received by the  Assets Transferred by the
                                                                           Company                   Company
                                                                    ---------------------  ---------------------------
Date of                                                             Statement
Transaction      Explanation of Transaction      Name of Affiliate    Value    Description Statement Value Description
-----------  ----------------------------------  -----------------  ---------  ----------- --------------- -----------
 01/19/17    Purchase of securities                 AIG, Inc.         $264     Securities       $264             Cash
 10/31/17    Purchase and sale of securities        Lexington          343     Securities        359       Securities
 10/31/17    Purchase of securities                 Lexington           16        Cash            --               --
 10/31/17    Purchase and sale of securities        National           499     Securities        507       Securities
                                                    Union
 10/31/17    Purchase of securities                 National             9        Cash            --               --
                                                    Union

                                                                                            2016
                                                                    -----------------------------------------------------
                                                                       Assets Received by        Assets Transferred by
                                                                           the Company                the Company
                                                                    ------------------------- ---------------------------
Date of                                                             Statement
Transaction      Explanation of Transaction      Name of Affiliate    Value     Description   Statement Value Description
-----------  ----------------------------------- -----------------  --------- --------------- --------------- -----------
 01/25/16    Receivable for Capital Contribution   (a)AIG PC US       $650         Securities      $ --               --
 02/29/16    Capital Contribution                  AIG PC US           700         Securities        --               --
 06/30/16    Dividend                              AIG PC US            --                 --       300       Securities
 09/30/16    Dividend                              AIG PC US            --                 --       300       Securities
 Various     Sale of Securities                    The Variable        310                 --       310             Cash
                                                   Annuity Life
                                                   Insurance
                                                   Company
 Various     Purchase of Securities                American            187    Securities/Cash       187       Securities
                                                   General Life
                                                   Insurance
                                                   Company

(a)Refer to Note 11 for more details.

AIG Global Real Estate Investment Corp. ("AIGGRE") Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018.

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

-------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I, after certain additional capital was called, was approximately $91, $134, and $24, respectively.

As of December 31, 2018 the Company's balance in the U.S. Fund I, U.S. Fund II and Europe Fund I was $101, $342, and $27, respectively.

D. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------

At December 31, 2018 and 2017, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,                                               2018    2017
------------------                                              ------- -------
Balances with AIG PC US                                         $   150 $    --
Balances with other member pool companies                            --       1
Balances with other affiliates                                      134       4
                                                                ------- -------
Receivable from parent, subsidiaries and affiliates             $   284 $     5
                                                                ------- -------
Balances with National Union                                    $   524 $   658
Balances with other member pool companies                            25      --
Balances with other affiliates                                       16      16
                                                                ------- -------
Payable to parent, subsidiaries and affiliates                  $   565 $   674
                                                                ======= =======

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2018 and 2017 were $(9) and $(12), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2018 or 2017.

E. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

F. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------
As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.


-------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2018, 2017 and 2016:

Affiliates                                             2018     2017     2016
----------                                           -------- -------- --------
AIG Claims Inc.                                      $    192 $    201 $    173
                                                     -------- -------- --------
   Total                                             $    192 $    201 $    173
                                                     ======== ======== ========

In 2018, 2017 and 2016 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

G. Borrowed Money
--------------------------------------------------------------------------------
The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2018 and 2017, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

    . The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

    . The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

    . The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless
       (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11E regarding funds borrowed from FHLB.

7. Reinsurance
--------------------------------------------------------------------------------
In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

-------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2018, 2017 and 2016:

                                     2018              2017              2016
Years Ended December 31,       ----------------- ----------------- -----------------
                               Written   Earned  Written   Earned  Written   Earned
                               -------- -------- -------- -------- -------- --------
Direct premiums                $    482 $    672 $    682 $    592 $    715 $    481
Reinsurance premiums assumed:
   Affiliates                     7,221    7,322    7,243    7,527    8,658    8,182
   Non-affiliates                   147      192      298      276      311      217
                               -------- -------- -------- -------- -------- --------
       Gross premiums             7,850    8,186    8,223    8,395    9,684    8,880
                               -------- -------- -------- -------- -------- --------
Reinsurance premiums ceded:
   Affiliates                     1,063    1,268    1,264    1,205    1,513    1,169
   Non-affiliates                 1,803    1,909    1,928    2,020    1,903    1,659
                               -------- -------- -------- -------- -------- --------
       Net premiums            $  4,984 $  5,009 $  5,031 $  5,170 $  6,268 $  6,052
                               ======== ======== ======== ======== ======== ========

As of December 31, 2018 and 2017, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                               Unearned Premium Paid Losses and Reserves for Losses
                                   Reserves           LAE             and LAE
                               ---------------- --------------- -------------------
December 31, 2018:
   Affiliates                      $    759        $     51          $   9,034
   Non-affiliates                       501             314              8,567
                                   --------        --------          ---------
   Total                           $  1,260        $    365          $  17,601
                                   ========        ========          =========
December 31, 2017:
   Affiliates                      $  1,068        $     59          $   9,829
   Non-affiliates                       608             266              7,747
                                   --------        --------          ---------
   Total                           $  1,676        $    325          $  17,576
                                   ========        ========          =========

A. Reinsurance Return Commission
--------------------------------------------------------------------------------
The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2018 and 2017 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance                Ceded Reinsurance                        Net
                   --------------------------------- --------------------------------- --------------------------------
                   Premium Reserve Commission Equity Premium Reserve Commission Equity Premium Reserve Commission Equity
                   --------------- ----------------- --------------- ----------------- --------------- -----------------
December 31, 2018
   Affiliates          $4,007            $825            $  759            $123            $3,248            $702
   All Other              117              24               501              81              (384)            (57)
                       ------            ----            ------            ----            ------            ----
Total                  $4,124            $849            $1,260            $204            $2,864            $645
                       ------            ----            ------            ----            ------            ----
December 31, 2017
   Affiliates          $4,150            $745            $1,068            $179            $3,082            $566
   All Other              161              29               608             102              (447)            (73)
                       ------            ----            ------            ----            ------            ----
Total                  $4,311            $774            $1,676            $281            $2,635            $493
                       ======            ====            ======            ====            ======            ====

-------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


B. Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2018 and 2017 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer                                                          2018   2017
---------                                                         ------ -------
Affiliates:
   Combined Pool*                                                 $7,321 $ 8,648
   Eaglestone                                                        645   1,019
   Other affiliates                                                   16       3
                                                                  ------ -------
   Total affiliates                                               $7,982 $ 9,670
                                                                  ------ -------
   Berkshire Hathaway Group                                        1,062   4,733
   Swiss Reinsurance Group                                           439     536
                                                                  ------ -------
Total Non-affiliates                                               1,501   5,269
                                                                  ------ -------
   Total affiliates and non-affiliates                            $9,483 $14,939
                                                                  ------ -------

* Includes intercompany pooling impact of $577 related to Unearned Premium Reserve, $6,486 related to Reserves for Losses and LAE and $13 related to Paid losses and LAE as of and for the year ended December 31, 2018, and $887, $7,505, and $17, respectively, as of and for the year ended December 31, 2017.

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------
At December 31, 2018 and 2017, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $46 and $58 as of December 31, 2018 and 2017, respectively.

D. Retroactive Reinsurance
--------------------------------------------------------------------------------
On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's
80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2018 and 2017 was $1,984 and $1,426, respectively. American Home's share of this gain as of December 31, 2018 and 2017 was $920 and $689, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

-------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


E. Reinsurance Agreements Qualifying for Reinsurer Aggregation
--------------------------------------------------------------------------------
In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2018 and 2017 the amount in trust was $3,291 and $3,703, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2018 and 2017 was $1,198 and $1,295, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

8. Income Taxes
--------------------------------------------------------------------------------
U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable

    . If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $588 attributable to the reduction in the U.S. corporate income tax rate. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. AIG filed the 2017 consolidated U.S. income tax return and the review of the primary impact of the Tax Act provisions on the Company's deferred taxes has been completed. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Property and Casualty Insurance Companies

The Tax Act modified computations of insurance reserves for property and casualty insurance companies. Specifically, the Act extends the discount period for certain long-tail lines of business from 10 years to 24 years and increases the discount rate, replacing the applicable federal rate for a higher-yield corporate bond rate, and eliminates the election allowing companies to use their historical loss payment patterns for loss reserve discounting. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to a new deferred tax liability. At December 31, 2017, the Company recorded a provisional estimate of $74 with respect to this deferred tax liability. This increase in deferred tax liability was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

-------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computation and recorded offsetting decreases of $21 to both the deferred tax liability and deferred tax asset.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of the Company's deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on the Company's determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed the review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2018 and 2017 are as follows:

                                     12/31/2018              12/31/2017                Change
                               ----------------------- ----------------------- ---------------------
                               Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                               -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                       $1,028   $227   $1,255  $1,000   $167   $1,167   $ 28     $60   $ 88
Statutory Valuation Allowance       --     57       57      --     20       20     --      37     37
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Adjusted Gross DTA               1,028    170    1,198   1,000    147    1,147     28      23     51
Nonadmitted DTA                    127     --      127      13     --       13    114      --    114
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Subtotal Admitted DTA              901    170    1,071     987    147    1,134    (86)     23    (63)
DTL                                129    170      299     173    147      320    (44)     23    (21)
                                ------   ----   ------  ------   ----   ------   ----     ---   ----
Net Admitted DTA/(DTL)          $  772   $ --   $  772  $  814   $ --   $  814   $(42)    $--   $(42)
                                ======   ====   ======  ======   ====   ======   ====     ===   ====

At December 31, 2018, the Company recorded gross deferred tax assets ("DTA") of $1,255. A valuation allowance was established on net capital deferred tax assets of $57 as it is management's belief that certain assets will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2018 and 2017:

                                12/31/2018             12/31/2017                Change
                          ---------------------- ----------------------- ---------------------
                          Ordinary Capital Total Ordinary Capital Total  Ordinary Capital Total
                          -------- ------- ----- -------- ------- ------ -------- ------- -----
Adjusted gross DTAs
  realizable within 36
  months or 15 percent
  of statutory surplus
  (the lesser of 1 and 2
  below)                     772      --     772    814      --      814    (42)     --    (42)
   1. Adjusted gross
     DTAs realizable
     within 36 months        774      --     774    816      --      816    (42)     --    (42)
   2. 15 percent of
     statutory surplus        NA      NA     772     NA      NA      814     NA      NA    (42)
Adjusted gross DTAs that
  can be offset against
  DTLs                       129     170     299    173     147      320    (44)     23    (21)
                            ----     ---   -----   ----    ----   ------   ----     ---   ----
   Total DTA admitted as
     the result of
     application of SSAP
     101                    $901     170   1,071   $987    $147   $1,134   $(86)    $23   $(63)
                            ====     ===   =====   ====    ====   ======   ====     ===   ====

-------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                              2018      2017
                                                            --------  --------
Ratio percentage used to determine recovery period and
  threshold limitation amount                                    388%      369%
Amount of adjusted capital and surplus used to determine
  recovery period and threshold limitation in (2) above.    $  5,151  $  5,424

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,                    2018      2017     Change
--------------------------------                  --------  --------  --------
Federal income tax                                $    (63) $    (79) $     16
Foreign income tax                                       9        10        (1)
                                                  --------  --------  --------
Subtotal                                               (54)      (69)       15
                                                  --------  --------  --------
Federal income tax on net capital gains                 69        82       (13)
                                                  --------  --------  --------
Federal and foreign income taxes incurred         $     15  $     13  $      2
                                                  ========  ========  ========

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2018 and 2017:

                                                      2018     2017    Change
                                                    -------- -------- --------
Ordinary
Discounting of unpaid losses                        $    151 $    192 $    (41)
Nonadmitted assets                                        19       25       (6)
Unearned premium reserve                                 158      173      (15)
Bad debt expense                                          11       15       (4)
Net operating loss carry forward                         501      423       78
Foreign tax credit carry forward                          79       62       17
Investments                                               26       32       (6)
Mortgage Contingency Reserve                              29       22        7
Intangible Assets                                         14       15       (1)
Other temporary differences                               40       41       (1)
                                                    -------- -------- --------
Subtotal                                               1,028    1,000       28
Nonadmitted                                              127       13      114
                                                    -------- -------- --------
Admitted ordinary deferred tax assets               $    901 $    987 $    (86)
                                                    -------- -------- --------
Capital
Investments                                         $    211 $    162 $     49
Net capital loss carry forward                             1       --        1
Unrealized capital losses                                 15        5       10
                                                    -------- -------- --------
Subtotal                                                 227      167       60
                                                    -------- -------- --------
Statutory valuation allowance                             57       20       37
                                                    -------- -------- --------
Admitted capital deferred tax assets                     170      147       23
                                                    -------- -------- --------
Admitted deferred tax assets                        $  1,071 $  1,134 $    (63)
                                                    ======== ======== ========

-------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2018 and 2017:

                                                         2018    2017   Change
                                                        ------- ------- ------
Ordinary
Investments                                             $    72 $    86 $  (14)
Tax Act adjustment to discounting of unpaid losses           47      74    (27)
Section 481(a) adjustment                                     3       6     (3)
Other temporary differences                                   7       7     --
                                                        ------- ------- ------
Subtotal                                                    129     173    (44)
                                                        ------- ------- ------
Capital
Investments                                             $   108 $    45 $   63
Unrealized capital gains (losses)                            61     101    (40)
Other temporary differences                                   1       1     --
                                                        ------- ------- ------
Subtotal                                                    170     147     23
                                                        ------- ------- ------
Deferred tax liabilities                                    299     320    (21)
                                                        ------- ------- ------
Net deferred tax assets/liabilities                     $   772 $   814 $  (42)
                                                        ======= ======= ======

The change in net deferred tax assets is comprised of the following:

                                                       2018     2017    Change
                                                     -------  -------  -------
Adjusted gross deferred tax assets                   $ 1,198  $ 1,147  $    51
Total deferred tax liabilities                          (299)    (320)      21
                                                     -------  -------  -------
Net deferred tax assets/ (liabilities)                   899      827       72
Tax effect of unrealized gains (losses)                                     50
                                                                       -------
Total change in net deferred tax                                       $    22
                                                                       =======
Change in deferred tax - current year                                       39
                                                                       -------
Change in deferred tax - current year - other
  surplus items                                                             (8)
                                                                       -------
Change in deferred tax - current year - total                               31
                                                                       -------
Change in deferred tax - prior period correction                            (9)
                                                                       -------
Total change in deferred tax - current year                            $    22
                                                                       -------

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2018:

                                                       Current Deferred  Total
                                                       ------- -------- ------
SSAP 3 impact:
SSAP 3 - general items                                 $    13  $  (10) $    3
SSAP 3 - statutory valuation allowance                      --       4       4
                                                       -------  ------  ------
Subtotal SSAP 3                                             13      (6)      7
SSAP 3 - unrealized gain/loss                               --      (3)     (3)
                                                       -------  ------  ------
SSAP 3 - adjusted tax assets and liabilities                13      (9)      4
SSAP 3 - nonadmitted impact                                 --       6       6
                                                       -------  ------  ------
Total SSAP 3 impact                                    $    13  $   (3) $   10
                                                       =======  ======  ======

-------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2018, 2017 and 2016:

                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                               Tax           Tax           Tax
Description                                                            Amount Effect Amount Effect Amount Effect
-----------                                                            ------ ------ ------ ------ ------ ------
Net Income (Loss) Before Federal Income Taxes and Capital Gains Taxes  $(263)  $(55) $(380) $(133) $(216) $ (76)
Book to Tax Adjustments:
Tax Exempt Income, net of proration                                      (34)    (7)   (71)   (25)  (118)   (41)
Transfer Pricing                                                          --     --     --     --     (5)    (2)
Change in Nonadmitted Assets                                              28      6     46     16     19      7
Change in Tax Position                                                    --     --     --      2     --     17
Statutory Valuation Allowance                                             --     40     --     (5)    --     32
Return to Provision                                                       --     (1)    --     (3)    --     (7)
Change in contingency reserve                                            (31)    (7)   (39)   (14)   (44)   (15)
Impact of Tax Act                                                                --     --    588     --     --
Real Estate Redemption                                                    --     --    (72)   (25)    --     --
Other                                                                     36      8      6      6      2     --
                                                                       -----   ----  -----  -----  -----  -----
Total Book to Tax Adjustments                                             (1)    39   (130)   540   (146)    (9)
                                                                       -----   ----  -----  -----  -----  -----
Total Income Tax                                                       $(264)  $(16) $(510) $ 407  $(362) $ (85)
                                                                       =====   ====  =====  =====  =====  =====
Federal and Foreign Income Taxes Incurred                                 --    (54)    --    (69)    --    (34)
Federal Income Tax on Net Capital Gains                                   --     69     --     82     --     61
Change in Net Deferred Income Taxes                                       --    (31)    --    394     --   (118)
Less: Change in Deferred Tax - Other Surplus Items                        --     --     --     --     --      6
                                                                       -----   ----  -----  -----  -----  -----
Total Income Tax                                                       $  --   $(16) $  --  $ 407  $  --  $ (85)
                                                                       =====   ====  =====  =====  =====  =====

Operating loss and tax credit carry-forwards
At December 31, 2018 the Company had net operating loss carry forwards expiring through the year 2038 of:  $2,386
At December 31, 2018 the Company had net capital loss carry forwards expiring through the year 2023 of:    $    4
At December 31, 2018, the Company had no AMT credit carry forwards.                                        $   --
At December 31, 2018 the Company had foreign tax credits expiring through the year 2028 of:                $   79

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2018. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2018, there was a $18 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2000 through 2013 and open to examination through 2017.

The following table lists those companies that form part of the 2018 AIG consolidated federal income tax return:

-------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------- ------------------------- ------------------------
245 LGC Hotel Owner LLC   A.I. Credit Consumer      A.I. Credit Corp.         ABI Holdings LLC          AGC Life Insurance
                          Discount Company                                                              Company
AGLIC GRE Harrison        AH Land 1470 Palmetto,    AH SubGP 1000 Woodwind    AH SubGP 1007 Highland    AH SubGP 1008 Castle
Investor, LLC             LLC                       Lakes, LLC                Meadow, LLC               Highlands, LLC
AH SubGP 1020             AH SubGP 1045             AH SubGP 1098 Green       AH SubGP 1120 Camp        AH SubGP 1122 English
Collingham, LLC           Montgomery, LLC           Pines, LLC                Verde, LLC                Oaks, LLC
AH SubGP 1158 Flat Iron,  AH SubGP 1167             AH SubGP 1199 Rancho Del  AH SubGP 1207 Park        AH SubGP 1209
LLC                       Steeplechase, LLC         Sol, LLC                  Place, LLC                Honeycreek, LLC
AH SubGP 1210 Geronimo,   AH SubGP 1211 Mision Del  AH SubGP 1212 Painted     AH SubGP 1248 North       AH SubGP 1263 West
LLC                       Valle, LLC                Desert, LLC               Vista, LLC                Virginia, LLC
AH SubGP 1324 Crossings   AH SubGP 1371 University  AH SubGP 1384 Woodglen,   AH SubGP 1422 Gardens at  AH SubGP 1433 Magnolia,
at Heritage, LLC          Square, LLC               LLC                       Stafford, LLC             LLC
AH SubGP 1470 Palmetto,   AH SubGP 1535 Hunter's    AH SubGP 1548 Walnut, LLC AH SubGP 1551 Spanish     AH SubGP 1597 Broadmoor,
LLC                       Run, LLC                                            Creek, LLC                LLC
AH SubGP 1600 Rainer, LLC AH SubGP 1631 Broadway,   AH SubGP 1661 Woodchase,  AH SubGP 1694 Sonoma, LLC AH SubGP 206 West Park,
                          LLC                       LLC                                                 LLC
AH SubGP 245 Garland, LLC AH SubGP 306 Piedmont,    AH SubGP 348 River Run,   AH SubGP 39 Wellington    AH SubGP 472 Carolina
                          LLC                       LLC                       Place, LLC                Spring, LLC
AH SubGP 474 Arrowhead    AH SubGP 479 Sunrise, LLC AH SubGP 503 Southgate    AH SubGP 516              AH SubGP 585 St. Clair,
Ridge, LLC                                          II, LLC                   Merrilltown, LLC          LLC
AH SubGP 586 Charlotte    AH SubGP 592 Waterford    AH SubGP 603 Casa         AH SubGP 672 Kings        AH SubGP 675 Greenbrier,
Spring, LLC               at Summit View, LLC       Grande, LLC               Crest, LLC                LLC
AH SubGP 706 River Run    AH SubGP 716 Villas of    AH SubGP 757 Argyle       AH SubGP 785 Mayfield,    AH SubGP 787 North
II, LLC                   Mission Bend, LLC         Avenue, LLC               LLC                       Knoll, LLC
AH SubGP 821 San Luis     AH SubGP 835 Whispering,  AH SubGP 911 Mainland,    AH SubGP 914 Grand        AH SubGP 919 MS
Bay, LLC                  LLC                       LLC                       Pointe II, LLC            Loveland, LLC
AH SubGP 929 Collinwood,  AH SubGP 935 Dunlop       AH SubGP 936 Emmaus, LLC  AH SubGP 940 Crescent     AH SubGP 943 Southcreek,
LLC                       farms, LLC                                          Pointe, LLC               LLC
AH SubGP 997 Maxey, LLC   AH SubGP GAG Gandolf, LLC AH SubGP MDL, LLC         AHAC GRE Harrison         AICCO, Inc. [Delaware]
                                                                              Investor, LLC
AIG Aerospace Adjustment  AIG Aerospace Insurance   AIG Asset Management      AIG Assurance Company     AIG BG Holdings LLC
Services, Inc.            Services, Inc.            (U.S.), LLC
AIG Capital Corporation   AIG Capital Services,     AIG Castle Holdings II    AIG Castle Holdings LLC   AIG Central Europe & CIS
                          Inc.                      LLC                                                 Insurance Holdings
                                                                                                        Corporation
AIG Century               AIG Claims, Inc.          AIG Commercial Equipment  AIG Commercial Equipment  AIG Consumer Finance
Verwaltungsgesellschaft                             Finance Company, Canada   Finance, Inc.             Group, Inc.
mbH
AIG Credit (Europe)       AIG Credit Corp.          AIG Direct Insurance      AIG Employee Services,    AIG Equipment Finance
Corporation                                         Services, Inc.            Inc.                      Holdings, Inc.
AIG Europe Holdings       AIG FCOE, Inc.            AIG Federal Savings Bank  AIG Financial Advisor     AIG Financial Products
Limited                                                                       Services, Inc.            Corp.
AIG Fund Services, Inc.   AIG G5, Inc.              AIG Global Asset          AIG Global Capital        AIG Global Real Estate
                                                    Management Holdings Corp. Markets Securities, LLC   Investment (Europe)
                                                                                                        Limited
AIG Global Real Estate    AIG Global Real Estate    AIG Global Real Estate    AIG Home Loan 1, LLC      AIG Home Loan 2, LLC
Investment Corp.          Investment Corp. [Russia] Investment de Mexico, S.
                                                    de R.L. de C.V.
AIG Home Loan 3, LLC      AIG Home Loan 4, LLC      AIG Home Loan 5, LLC      AIG Insurance Management  AIG International Inc.
                                                                              Services, Inc.
AIG Kirkwood, Inc.        AIG Korean Real Estate    AIG Life Holdings, Inc.   AIG Life of Bermuda, Ltd. AIG Lodging
                          Development YH                                                                Opportunities, Inc.

-------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------  ------------------------  -------------------------
AIG Markets, Inc.         AIG Matched Funding Corp. AIG MEA Investments and   AIG MEA Investments and   AIG Mortgage Capital, LLC
                                                    Services, Inc. [Dubai     Services, LLC
                                                    Airport Free Zone]
AIG North America, Inc.   AIG Offshore Systems      AIG PC European           AIG PC Global Services,   AIG PC Global Services,
                          Services, Inc.            Insurance Investments     Inc.                      Inc. United Kingdom
                                                    Inc.                                                branch
AIG Portfolio Solutions   AIG Procurement           AIG Property Casualty     AIG Property Casualty     AIG Property Casualty
LLC                       Services, Inc.            Company                   Europe Financing Limited  Inc.
AIG Property Casualty     AIG Property Casualty     AIG Realty, Inc.          AIG Relocation, Inc.      AIG S1, Inc.
International, LLC        U.S., Inc.
AIG Securities Lending    AIG Shared Services       AIG Shared Services       AIG Shared Services       AIG Specialty Insurance
Corp.                     Corporation               Corporation - Management  Corporation               Company
                                                    Services                  (Philippnines Branch)
AIG Spring Ridge I, Inc.  AIG Technologies, Inc.    AIG Trading Group Inc.    AIG Travel Assist, Inc.   AIG Travel EMEA Limited
AIG Travel Europe Limited AIG Travel, Inc.          AIG United Guaranty       AIG United Guaranty,      AIG Warranty Services of
                                                    Agenzia Di Assicurazione  Sociedad Limitada         Florida, Inc.
                                                    S.R.L.
AIG Warranty Services,    AIG WarrantyGuard, Inc.   AIG.COM, Inc.             AIG-FP Capital            AIG-FP Matched Funding
Inc.                                                                          Preservation Corp.        Corp.
AIG-FP Pinestead          AIG-FP Private Funding    AIG-FP Structured         AIGGRE 19 Chapin          AIGGRE 251 West 30th
Holdings Corp.            (Cayman) Limited          Finance (Cayman) Limited  Investor LLC              Street Investor LLC
AIGGRE 401 Hennepin       AIGGRE 520 Eola Investor  AIGGRE 5th and Summit     AIGGRE 6037 Investor LLC  AIGGRE 950 Second
Investor LLC              LLC                       Investor LLC                                        Investor, LLC
AIGGRE Bartlett Investor  AIGGRE Bartlett Investor  AIGGRE Beachwalk          AIGGRE Bellevue II        AIGGRE Bellevue
I LLC                     II LLC                    Investor LLC              Investor LLC              Investor, LLC
AIGGRE Bonita Springs     AIGGRE Bridges/Angeline   AIGGRE Carrollton         AIGGRE Cherry Creek       AIGGRE City Center
Investor LLC              Investor, LLC             Investor LLC              Investor, LLC             Investor LLC
AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe
Coconut Creek Investor    Investor LLC              Platform LLC              Stuart Investor LLC       Tallahassee Investor LLC
LLC
AIGGRE Columbia Hotel     AIGGRE Columbia Pike, LLC AIGGRE Consolidated       AIGGRE Corte Madera, LLC  AIGGRE Crescent Bellevue
Investor LLC                                        Retail Holdco LLC                                   Investor LLC
AIGGRE Crest Ridge        AIGGRE D36 Investor LLC   AIGGRE Dakota Springs     AIGGRE DC Ballpark        AIGGRE Dunwoody
Senior Housing Investor                             Investor LLC              Investor, LLC             Investor, LLC
LLC
AIGGRE Edgewater          AIGGRE Emerald Bay Club   AIGGRE EOLA, LLC          AIGGRE Fairfax, LLC       AIGGRE Fairways Investor
Investor LLC              Investor LLC                                                                  LLC
AIGGRE Forest City West   AIGGRE Foundry Investor   AIGGRE Gainesville West   AIGGRE Gardens Investor,  AIGGRE GT Assisted
Village Investor, LLC     LLC                       38 Investor LLC           LLC                       Living Investor, LLC
AIGGRE Hazel Dell         AIGGRE Hill7 Investor LLC AIGGRE Hyde Park, LLC     AIGGRE Island Club        AIGGRE King's Crossing
Investor LLC                                                                  Investor LLC              Investor LLC
AIGGRE Lake Norman        AIGGRE Lane Field         AIGGRE Laurel Towne       AIGGRE Lexington Hotel    AIGGRE Livermore
Investor LLC              Investor LLC              Centre Investor LLC       Investor LLC              Longfellow Investor LLC
AIGGRE LSU Baton Rouge,   AIGGRE Maple, LLC         AIGGRE Market Street II   AIGGRE Market Street LLC  AIGGRE Metro Place, LLC
LLC                                                 LLC
AIGGRE Mills Investor LLC AIGGRE MXIP-OD l LLC      AIGGRE MXIP-OD ll LLC     AIGGRE Mystic, LLC        AIGGRE Naples Investor
                                                                                                        LLC
AIGGRE Nashville Hotel    AIGGRE North Central      AIGGRE North Getty        AIGGRE Oakland Investor   AIGGRE Papermill
Investor LLC              Investor LLC              Investor LLC              LLC                       Investor I LLC
AIGGRE Papermill          AIGGRE Park Central II    AIGGRE Park Central, LLC  AIGGRE Paterson Investor  AIGGRE Peachtree, LLC
Investor II LLC           Investor LLC                                        LLC

-------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------  ------------------------- ------------------------- -------------------------
AIGGRE Pearl Block 136    AIGGRE Rancho Dominguez   AIGGRE Redmond Investor,  AIGGRE Retail Investor    AIGGRE Retail Investor
Investor LLC              Investor LLC              LLC                       I, LLC                    II, LLC
AIGGRE Ritz Block         AIGGRE Riverfront, LLC    AIGGRE Riverhouse         AIGGRE San Pedro          AIGGRE Solana Olde Town
Investor LLC                                        Investor LLC              Industrial Owner LLC      Investor LLC
AIGGRE St. Charles        AIGGRE St. Simons         AIGGRE ST. Tropez         AIGGRE SWII Investor LLC  AIGGRE Tampa Parkland
Investor LLC              Investor LLC              Investor LLC                                        GP, LLC
AIGGRE Tampa Parkland,    AIGGRE Toringdon          AIGGRE Torrance II LLC    AIGGRE Torrance, LLC      AIGGRE UMN Hotel
LLC                       Investor LLC                                                                  Investor LLC
AIGGRE Uptown Village     AIGGRE Vantage Point      AIGGRE Vista, LLC         AIGGRE Williamsburg LLC   AIGGRE Windy Ridge
Investor LLC              Investor LLC                                                                  Investor LLC
AIU Insurance Company     AIUH LLC                  Akita, Inc.               Alabaster Capital LLC     AM Holdings LLC
Ambler Holding Corp.      American Athletic Club,   American General Annuity  American General          American General
                          Inc.                      Service Corporation       Assignment Corporation    Assignment Corporation
                                                                                                        of New York
American General          American General Life     American General Life     American General Life     American General Realty
Insurance Agency, Inc.    Insurance Co.             Insurance Company         Services Company, LLC     Investment Corporation
American Home Assurance   American International    American International    American International    American International
Company                   Facilities Management,    Group, Inc.               Realty Corporation        Reinsurance Company, Ltd.
                          LLC
Applewood Funding Corp.   Barnegat Funding Corp.    Barnegat Funding Trust    Blackbird Investments LLC Blackcap Investments LLC
                                                    2016-1
Bluewood Investments LLC  Branch Retail Partners    C&I UK Investments Ltd.   CAP Investor 1, LLC       CAP Investor 10, LLC
                          Consolidated, L.P.
CAP Investor 2, LLC       CAP Investor 4, LLC       CAP Investor 5, LLC       CAP Investor 8, LLC       Castle 2003-2 Trust
Castle US Inc.            CEF Lease Holding, LLC    Charleston Bay SAHP Corp. Chartis Excess Limited    Cherrywood Investments
                                                                                                        LLC
Commerce and Industry     Connective Mortgage       Crossings SAHP Corp.      Curzon Funding Limited    Curzon Funding LLC
Insurance Company         Advisory Company
Curzon Street Funding     Deerfield Gillete, LLC    Design Professionals      DIL/SAHP Corp.            Eaglestone Reinsurance
Designated Activity                                 Association Risk                                    Company
Company                                             Purchasing Group, Inc.
Eastcheap Investments     Eastgreen, Inc.           F 2000, Inc.              Falls Church Corporate    First Principles Capital
(Cayman) Limited                                                              Center LLC                Management, LLC
Fischbach L.L.C.          Flamebright Investment    Forest SAHP Corp.         FQA Master Tenant MM, LLC French Quarter
                          Limited                                                                       Apartments Manager, LLC
Global Loss Prevention,   Global Loss Prevention,   Grand Savannah SAHP Corp. Granite State Insurance   Graphite Management LLC
Inc.                      Inc. [Canada]                                       Company
Hamilton Customer Care    Hamilton Insurance        Hamilton Services, LLC    Hamilton Specialty        Hamilton U.S. Holdings,
Insurance Services, LLC   Company                                             Insurance Company         Inc.
Health Direct, Inc.       HPIS Limited              HPSC Hotel Owner LLC      HUMAN CONDITION SAFETY,   Illinois National
                                                                              INC.                      Insurance Co.
Knickerbocker Corporation Lavastone Capital LLC     Lexington Insurance       Livetravel, Inc.          Lower Makefield Investor
                                                    Company                                             LLC
LSTREET I, LLC            LSTREET II, LLC           MG Reinsurance Limited    MIP Mezzanine, LLC        MIP PE Holdings, LLC
Morefar Marketing, Inc.   Mt. Mansfield Company,    National Union Fire       National Union Fire       New Hampshire Insurance
                          Inc.                      Insurance Company Of      Insurance Company Of      Company
                                                    Pittsburgh                Vermont
Nightingale Finance       Nightingale Finance LLC   NSM Holdings, Inc.        NSM Investments, Inc.     OHCAP Investor 12, LLC
Limited
Orangewood Investments    Peachwood, LLC            Pearce & Pearce, Inc.     Persimmon LLC             Pine Street Real Estate
LLC                                                                                                     Holdings Corp.
Plumwood, LLC             Prairie SAHP Corp.        Quartz Holdings LLC       Raptor Funding Corp.      Rialto Melbourne
                                                                                                        Investor LLC

-------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


        Company                   Company                   Company                   Company                   Company
------------------------  ------------------------  ------------------------- ------------------------- -------------------------
Risk Specialists          Rokland Limited           SA Affordable Housing,    SA Investment Group, Inc. SAAHP GP Corp.
Companies Insurance                                 LLC
Agency, Inc.
SAFG Retirement           SAHP GA III - SC LLC      SAHP NCCAP 18, LLC        SAHP NCCAP 19, LLC        SAI Deferred
Services, Inc.                                                                                          Compensation Holdings,
                                                                                                        Inc.
Sandstone (2017) Ltd.     SCSP Corp.                Service Net Solutions of  Service Net Warranty, LLC Seventh Street Funding
                                                    Florida, LLC                                        LLC
Slate Capital LLC         SLP Housing GPDNAC, LLC   SNW Insurance Agency, LLC SPIA I LLC                Spicer Energy LLC
Spicer Holding Corp.      Spruce Peak Realty, LLC   Stoneland Limited         Stowe Country Club LLC    Stowe Mountain Holdings,
                                                                                                        Inc.
SubGen NT, Inc.           SunAmerica Affordable     SunAmerica Asset          SunAmerica Fund Assets    SunAmerica Fund Assets
                          Housing Partners, Inc.    Management, LLC           101, LLC                  107, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
115, LLC                  123, LLC                  125, LLC                  127, LLC                  130, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
133, LLC                  134, LLC                  138, LLC                  155, LLC                  167, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
46, LLC                   47, LLC                   48, LLC                   51, LLC                   52, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
53, LLC                   54, LLC                   56, LLC                   57, LLC                   58, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
59, LLC                   60, LLC                   62, LLC                   63, LLC                   64, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
65, LLC                   67, LLC                   68, LLC                   69, LLC                   70, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
71, LLC                   72, LLC                   73, LLC                   74, LLC                   75, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
76, LLC                   77, LLC                   78, LLC                   79, LLC                   80, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
82, LLC                   85, LLC                   86, LLC                   88, LLC                   90, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
92, LLC                   95, LLC                   96, LLC                   II, LLC                   VII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
VIII, LLC                 XI, LLC                   XIII, LLC                 XIX, LLC                  XL, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XLI, LLC                  XLII, LLC                 XLIII, LLC                XVII, LLC                 XVIII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXIV, LLC                 XXIX, LLC                 XXV, LLC                  XXVI, LLC                 XXVII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXVIII, LLC               XXX, LLC                  XXXI, LLC                 XXXII, LLC                XXXIII, LLC
SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXXIV, LLC                XXXIX, LLC                XXXVI, LLC                XXXVII, LLC               XXXVIII, LLC
SunAmerica Fund Assets,   SunAmerica Georgia        SunAmerica Life           SunAmerica Retirement     The Insurance Company of
LLC                       Investors III, LLC        Reinsurance Company       Markets, Inc.             the State of Pennsylvania
The United States Life    The United States Life    The Variable Annuity      The Variable Annuity      Travel Guard Americas LLC
Insurance Company in the  Insurance Company in the  Life Ins. S/A             Life Insurance Company
City of New York          City of NY
Travel Guard Group, Inc.  U G Corporation           United Guaranty Corp.     VALIC Financial           VALIC Retirement
                                                                              Advisors, Inc.            Services Company
Webatuck Corp.            Yellowwood Investments
                          LLC

-------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


9. Capital and Surplus and Dividend Restrictions
--------------------------------------------------------------------------------

A. Dividend Restrictions
--------------------------------------------------------------------------------

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2019, as of December 31, 2018 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2018 and 2017.

B. Capital & Surplus
--------------------------------------------------------------------------------
Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2018 and 2017 represented or reduced by each item below is as follows:

                                                        As Adjusted*
   Years Ended December 31,                      2018       2017       2017
   ------------------------                    -------- ------------ --------
   Unrealized gains and losses (net of taxes)  $    148   $    290   $    244
   Nonadmitted asset values                       (216)      (125)      (130)
   Provision for reinsurance                       (30)       (20)       (20)

*  As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2018 and 2017.

10.Contingencies
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------
In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG's insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company's financial position or results of operation.

-------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B. Leases
--------------------------------------------------------------------------------
Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------
As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2018, the Company may be called upon for additional capital investments of up to $780.

At December 31, 2018 the Company had $273 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D. Guarantees
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2018:

-------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


                                                                        Policyholder    Invested   Estimated  Policyholders'
                                                                Date    Obligations @   Assets @     Loss @      Surplus
Guaranteed Company                               Date Issued Terminated  12/31/2018    12/31/2018  12/31/2018   12/31/2018
------------------                               ----------- ---------- ------------- ------------ ---------- --------------
21st Century Advantage Insurance Company (f/
  k/a AIG Advantage Insurance Company )          12/15/1997   8/31/2009  $        61  $     28,171    $--      $    29,997
21st Century North America Insurance Company
  (f/k/a American International Insurance
  Company )                                       11/5/1997   8/31/2009       14,310       579,237     --          582,160
21st Century Pinnacle Insurance Company (f/k/a
  American International Insurance Company of
  New Jersey)                                    12/15/1997   8/31/2009        1,863        42,599     --           43,351
21st Century Superior Insurance Company (f/k/a
  American International Insurance Company of
  California, Inc.)                              12/15/1997   8/31/2009           --        29,756     --           31,378
AIG Edison Life Insurance Company (f/k/a GE
  Edison Life Insurance Company)                  8/29/2003   3/31/2011    6,171,405    90,562,013     --        2,096,371
American General Life and Accident Insurance
  Company *                                        3/3/2003   9/30/2010    1,455,005   171,697,141     --        6,350,255
American General Life Insurance Company *          3/3/2003  12/29/2006    7,848,780   171,697,141     --        6,350,255
American International Assurance Company
  (Australia) Limited **                          11/1/2002  10/31/2010      443,000     1,799,000     --          574,000
Chartis Europe, S.A. (f/k/a AIG Europe, S.A.) *   9/15/1998  12/31/2012    4,874,370    12,971,749     --        4,024,837
AIG Seguros Mexico, S.A. de C.V. (f/k/a AIG
  Mexico Seguros Interamericana, S.A. de
  C.V.) *                                        12/15/1997   3/31/2015      113,503       148,770     --          132,764
Chartis UK (f/k/a Landmark Insurance
  Company, Limited (UK)) *                         3/2/1998  11/30/2007      227,494    12,971,749     --        4,024,837
Farmers Insurance Hawaii (f/k/a AIG Hawaii
  Insurance Company, Inc.)                        11/5/1997   8/31/2009          587        98,707     --           96,108
Lloyd's Syndicate (1414) Ascot (Ascot
  Underwriting Holdings Ltd.)                     1/20/2005  10/31/2007        7,445       687,603     --            3,332
SunAmerica Annuity and Life Assurance
  Company (Anchor National Life Insurance
  Company) *                                       1/4/1999  12/29/2006      767,160   171,697,141     --        6,350,255
SunAmerica Life Insurance Company *                1/4/1999  12/29/2006    2,165,907   171,697,141     --        6,350,255
The United States Life Insurance Company in
  the City of New York                             3/3/2003   4/30/2010    3,481,072    27,590,498     --        1,278,050
The Variable Annuity Life Insurance Company        3/3/2003  12/29/2006    1,750,022    77,115,094     --        2,689,564
                                                 ----------  ----------  -----------  ------------    ---      -----------
Total                                                                    $29,321,984  $911,413,510    $--      $41,007,769
                                                 ==========  ==========  ===========  ============    ===      ===========

*  Current affiliates
** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

E. Joint and Several Liabilities
--------------------------------------------------------------------------------
AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $20 and $26 of loss reserves in respect of such policies, as of December 31, 2018 and 2017, respectively. As of December 31, 2018, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $12.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

-------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


11.Other Significant Matters
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------
As of December 31, 2018 and 2017, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets                                           2018     2017
---------------------                                         -------  --------
Collateral on derivative liabilities                          $    --  $      9
Deposit accounting assets                                          11        13
Equities in underwriting pools and associations                   (11)        8
Guaranty funds receivable on deposit                                9         9
Loss funds on deposit                                              72        54
Other assets                                                       78       104
                                                              -------  --------
Total other admitted assets                                   $   159  $    197
                                                              =======  ========

B. Other Liabilities
--------------------------------------------------------------------------------
As of December 31, 2018 and 2017, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities                                               2018     2017
-----------------                                             -------  -------
Accrued retrospective premiums                                $    24  $    25
Borrowed money                                                     --       65
Collateral on derivative assets                                     6       --
Deferred commission earnings                                       44       61
Deposit accounting liabilities                                      4       32
Derivative instruments                                             --       14
Paid loss clearing contra liability (loss reserve offset for
  paid claims)                                                    (36)     (77)
Other accrued liabilities                                         306      226
Remittances and items not allocated                                12       10
Retroactive reinsurance reserves - ceded                          (29)     (26)
Servicing carrier liability                                         8        9
Statutory contingency reserve                                     137      105
                                                              -------  -------
Total other liabilities                                       $   476  $   444
                                                              =======  =======

C. Other (Expense) Income
--------------------------------------------------------------------------------
For the years ended December 31, 2018, 2017 and 2016, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other income (expense)                                 2018     2017     2016
----------------------                               -------  -------  -------
Fee income on deposit programs                       $     1  $     4  $     7
Gain on sale of medical stop-loss business                --       91       --
Interest expense on reinsurance program                 (148)     (54)     (47)
Other (expense) income                                    11       (2)      20
                                                     -------  -------  -------
Total other income (expense)                         $  (136) $    39  $   (20)
                                                     =======  =======  =======

-------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


D. Non- Cash items
--------------------------------------------------------------------------------
For the years ended December 31, 2018, 2017 and 2016, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions                                  2018     2017     2016
---------------------                                -------  -------  -------
Capital contribution from parent:
   Pooling Restructure Transaction                   $    --  $    --  $   700
   Receivable                                            150       --       --
Dividends to parent:                                                        --
   Securities                                             --       --     (600)
Funds Held:                                                                 --
   Premiums collected                                    (62)    (313)    (441)
   Benefit and loss related payments                     (15)     229      244
   Interest                                             (146)     (60)     (46)
   Commissions                                            23      114      129
   Funds Held                                            200       30      114
Securities received/transferred:
   Securities received                                 1,244      972      986
   Securities transferred                             (1,662)  (1,337)    (824)
Miscellaneous expense (income)                            --       --       --
   Intercompany                                           --       --       55
Other:                                                                      --
   Securities*                                            --       --      650

* 2015 Capital Contribution recorded as a receivable was settled in 2016 in the form of cash and securities.

E. Federal Home Loan Bank ("FHLB") Agreements
--------------------------------------------------------------------------------
The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $12 of stock in the FHLB at December 31, 2018 and 2017, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2018, the Company had an actual borrowing capacity of $1,107 based on qualified pledged collateral. At December 31, 2018, the Company had borrowings of $0 from the FHLB.

F. Insurance-Linked Securities
--------------------------------------------------------------------------------
As of December 31, 2018, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force. As of December 31, 2017, the Company was a ceding insurer in three catastrophe bond reinsurance transactions in force covering the Company's direct and assumed property exposures. As of December 31, 2017, the aggregate amount the Company may have received under these arrangements in the event of catastrophic events that exceeded the related attachment points for each applicable bond was $184.

G. Sale of Medical Stop-loss and Organ Transplant Business
--------------------------------------------------------------------------------
On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Company. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5 for the Company.

-------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


12.Subsequent Events
--------------------------------------------------------------------------------
Subsequent events have been considered through April 22, 2019 for these Financial Statements issued on April 22, 2019.

Type I - Recognized Subsequent Events:

In February 2019, the NY DFS approved the Company's request to record a $150 contribution from AIG PC US, settled in the form of cash, in its 2018 Financial Statement. The contribution was reflected as a receivable as of December 31, 2018 and as gross paid in and contributed surplus pursuant to SSAP No. 9, Subsequent Events, and SSAP No. 72, Surplus and Quasi-Reorganizations.

Type II - Nonrecognized Subsequent Events:

Share Repurchase

On January 23, 2019, the NY DFS approved the Company's plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to 7. The distribution would be accomplished via a share repurchase agreement with the per share repurchase price equal to the Company's statutory book value per share, calculated as of September 30, 2018.

On February 14, 2019, the Company repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, the Company filed an amendment to its charter with NY DFS to increase the par value of the Company's common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the Company's common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

AIGGRE Restructure

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (US Fund III), a real estate investment fund managed AIGGRE. At the closing of US FUND III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of US Fund III, the Company contributed cash (approximately $23) to the fund. The Company's unfunded capital commitment to U.S. Fund III, after certain additional capital was called, was approximately $116.

-------------------------------------------------------------------------------
57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2018 and 2017 and for years ended December 31, 2018, 2017 and 2016.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - THE AUDITED FINANCIAL STATEMENTS OF VARIABLE SEPARATE ACCOUNT OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND FOR EACH OF THE TWO YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF AMERICAN HOME ASSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.



(b) Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 31
       (b)  Selling Agreement.......................................................................... 22
(4)    Variable Annuity Contract
       (a)  Polaris Choice II Group Annuity Certificate................................................ 4
       (b)  Polaris Choice II Individual Annuity Contract.............................................. 4
       (c)  Maximum Anniversary Value Optional Death Benefit Endorsement............................... 8
       (d)  Purchase Payment Accumulation Optional Death Benefit Endorsement........................... 8
       (e)  Optional Death Benefit Enhancement Endorsement............................................. 4
       (f)  Optional Income Protector Endorsement...................................................... 4
       (g)  Guaranteed Minimum Account Value Endorsement............................................... 7
       (h)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options....................... 8
       (i)  Standard Death Benefit Endorsement......................................................... 8
       (j)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 13
       (k)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement................................................................................ 13
       (l)  Polaris Choice III Individual Variable Annuity Contract.................................... 14
       (m)  Nursing Home Rider......................................................................... 14
       (n)  Extended Legacy Program Guide.............................................................. 19
       (o)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
            (ASE-6231E (10/10))........................................................................ 25
       (p)  Merger Endorsement......................................................................... 22
       (q)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (ASE-6217E (8/13))................................................... 28
       (r)  AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension
            Endorsement (AGE-6218E (9/15))............................................................. 28
       (s)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 27
(5)    Application for Contract
       (a)  Participant Enrollment Form................................................................ 4
       (b)  Annuity Application........................................................................ 4
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 10
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 21
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 21
       (c)  American Funds Fund Participation Agreement................................................ 6
       (d)  Lord Abbett Fund Participation Agreement................................................... 6





         (e)  Van Kampen Fund Participation Agreement...................................................... 5
         (f)  Columbia Funds Variable Insurance Trust I Fund Participation Agreement....................... 23
         (g)  Sterling Capital Variable Insurance Funds (formerly BB&T Variable Insurance) Fund
              Participation Agreement...................................................................... 11
         (h)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement...................................................................... 16
         (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement............ 17
         (j)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.................................................................................... 18
         (k)  Seasons Series Trust Fund Participation Agreement............................................ 21
         (l)  Letters of Consent to the Assignment of the Fund Participation Agreement..................... 22
         (m)  Columbia Funds Variable Series Trust II Fund Participation Agreement......................... 20
(9)      (a)  Opinion of Counsel and Consent of Depositor.................................................. 24
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
              Assurance Company............................................................................ 12
(10)     Consent........................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23......................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors....................... 31
         (b)  Power of Attorney -- American Home Assurance Company Directors............................... 29
         (c)  General Guarantee Agreement by American Home Assurance Company............................... 9
         (d)  Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24,
              2006......................................................................................... 15
         (e)  Notice of Termination of Support Agreement................................................... 19
         (f)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company........................ 26
         (g)  Specimen Agreement and Plan of Merger........................................................ 22
         (h)  CMA Termination Agreement.................................................................... 30


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No.
  10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003,
  Accession No. 0000950148-03-002354.

8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004,
  Accession No. 0000950129-04-002082.

9 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
  No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
  Accession No. 0000950129-05-008177.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

12 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

13 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.

14 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
  No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
  Accession No. 0000950124-06-005435.

15 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 27, File Nos. 333-65118 and 811-03859, filed on December 12, 2006,
  Accession No. 0000950124-06-007493.

16 Incorporated by reference to Post-Effective Amendment No. 27 and Amendment
  No. 28, File Nos. 333-65118 and 811-03859, filed on April 30, 2007,
  Accession No. 0000950124-07-002508.

17 Incorporated by reference to Post-Effective Amendment 28 and Amendment 29,
  File Nos. 333-65118 and 811-03859, filed on April 30, 2008, Accession No. 0000950134-08-007943.

18 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

19 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

20 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment
  No. 36, File Nos. 333-58234 and 811-03859, filed on May 1, 2011, Accession No. 0000950123-11-042326.

21 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

22 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

23 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.

24 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185837 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014519.

25 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

26 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

27 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

28 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568418.


29 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185798 and 811-03859, filed on April 30, 2019.


30 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185837 and 811-03859, filed on May 1, 2015, Accession No. 0001193125-15-161268.


31 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


(7)   301 Grant Street, Pittsburgh, PA, 15219



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris Choice II and Polaris Choice III contracts funded by Variable Separate Account was 5,948of which 3,269 were qualified contracts and 2,679 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company.

Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 23, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 23, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                           Director and President, Life Insurance           April 23, 2019
------------------------------
RODNEY E. RISHEL

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the April 23, 2019.



                                       AMERICAN HOME ASSURANCE COMPANY



                                       BY: /s/  BRIAN GREENSPAN

                                          -------------------------------------

                                          BRIAN GREENSPAN

                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                            TITLE                                DATE
--------------------------------------------   ----------------------------------------------------   ---------------
*ALEXANDER R. BAUGH                             Director, President, CEO and Chairman of the Board    April 23, 2019
------------------------------                                     of Directors
ALEXANDER R. BAUGH

*THOMAS A. BOLT                                                      Director                         April 23, 2019
------------------------------
THOMAS A. BOLT

*CHARLES A. FRY                                                      Director                         April 23, 2019
------------------------------
CHARLES A. FRY

*ELIAS F. HABAYEB                                      Director and Chief Financial Officer           April 23, 2019
------------------------------
ELIAS F. HABAYEB

*BARBARA LUCK                                                        Director                         April 23, 2019
------------------------------
BARBARA LUCK

*KENNETH J. RIEGLER                                                  Director                         April 23, 2019
------------------------------
KENNETH J. RIEGLER

*ANTHONY VIDOVICH                                                    Director                         April 23, 2019
------------------------------
ANTHONY VIDOVICH

*BY:    /s/  BRIAN GREENSPAN                                                                          April 23, 2019
   --------------------------
   BRIAN GREENSPAN
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent